UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 - December 31, 2012

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

2012 Annual Report

AXA Premier VIP Trust Annual Report

December 31, 2012

2012 Market Overview

2012 was a year of plodding but steady economic growth for the U.S. economy, and it turned out to be a rewarding year, especially for some equity investors. U.S. stocks, based on the S&P 500 Index, returned 16.0%, while U.S. government bonds, as measured by the Barclays Intermediate U.S. Government Bond Index, returned 1.7%. Small-cap U.S. stocks, as measured by the Russell 2000 Index, modestly outperformed large-caps (S&P 500 Index) and high-yield bonds, as measured by the BofA Merrill Lynch High Yield Master Bond Index, produced higher returns than Treasuries — both signs of economic improvement and investor confidence. International developed markets rallied on the strength of meaningful policy initiatives to address the European debt crisis. The MSCI EAFE index returned 17.3% for the full year.

In the U.S., markets continued to focus on fiscal and budgetary decisions in Washington, as well as the Federal Reserve’s (“Fed”) continuing efforts to support the economy with low interest rates and monetary stimulus. Markets received a boost in the summer on anticipation that the Fed would increase its “quantitative easing” (QE) initiative, and its policy-makers did not disappoint. In September, the Fed announced that it would maintain “exceptionally low” interest rates through at least mid-2015. It also committed to buy $40 billion of mortgage-backed securities per month indefinitely, until the economy improves. The Fed’s actions helped to calm the U.S. stock market and keep volatility, as measured by the CBOE Volatility Index®, moderate in the second half of 2012. The index, commonly referred to as the “fear gauge,” touched a five-year low late in the year.

Despite these efforts, which have kept U.S. short-term interest rates very low, long-term Treasury bond yields bottomed for the year in July and then began rising, which put a damper on bond investment returns in the second half. Since 2009, investors have poured trillions of dollars into all sectors of the fixed income market in an epic “search for yield.” With long-term interest rates perhaps touching a secular bottom and short-term rates still very unrewarding, the stage may be set for a “great rotation” out of bonds and into stocks in 2013.

Among positive signs for the U.S. economy in 2012:

•	The U.S. unemployment rate fell from 8.9% in 2011 to 7.8% by the end of 2012.

•	Inflation remained moderate, with the Consumer Price Index (CPI) increasing by only 1.7% year over year.

•	Key sectors of the U.S. economy, including housing and autos, continued to gain strength.

•

Real gross domestic product (GDP) grew by 2.7% in the third quarter, before falling in the fourth quarter. GDP growth in 2012 was driven by a rebound in residential housing and stronger inventory investment. For the full year, the U.S. economy grew by 2.2% on a real basis, after increasing 1.8% in 2011, the Bureau of Economic Analysis reported.

The global economy is now being driven by emerging and frontier markets, with developed areas such as Europe and Japan mired in either low-growth or recession. China remains a huge influence on global growth prospects. Several indicators showed an improvement in the Chinese economy in the fourth quarter, which helped to support global stock markets.

On the whole, investors had many reasons to be optimistic in 2012, relative to most other times since the 2008 financial crisis. The Dow Jones Industrial Average and S&P 500 Index both ended the year near their all-time high points of 14,164 and 1,565, respectively, reached in October of 2007.

Sources: AXA Equitable Funds Management Group, LLC, U.S. Department of Commerce Bureau of Economic Analysis.

This information is provided for general information only and is not intended to provide specific advice or recommendations for any individual investor. The S&P 500 Index is a widely recognized index that is considered representative of the performance of the large-cap sector of the U.S. stock market. The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The MSCI EAFE Index measures equity performance in foreign developed markets. The Barclays U.S. Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The Barclays Intermediate U.S. Government Bond Index is a sub-index of the Barclays U.S. Government Bond Index covering issues with remaining maturities of between three and five years. The BofA Merrill Lynch High Yield Master Bond Index monitors the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The CBOE Volatility Index® (VIX®) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. No investment is risk-free. International securities carry additional risks including currency exchange fluctuation and different government regulations, economic conditions or accounting standards. Smaller company stocks involve a greater risk than is customarily associated with more established companies. Bond investments are subject to interest rate risk so that when interest rates rise, the prices of bonds can decrease and the investor can lose principal value. High yield bonds are subject to a high degree of credit and market risk. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

GE 82 309(2/13)(Exp. 2/15)

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the AXA Premier VIP Trust Portfolios as shown on the following pages compares each Portfolio’s performance to that of one or more broad-based securities indices. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the AXA Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the AXA Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Each of the AXA Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in Class A, Class B and/or Class K shares of each Portfolio of the AXA Premier VIP Trust. The periods illustrated are from the inception dates shown, or for a ten year period if the inception date is prior to December 31, 2002, through December 31, 2012. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable to Class B shares and, effective January 1, 2012, applicable to Class A shares. 12b-1 fees are not applicable to Class K shares. The values have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. An investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

In addition, the volatility managed indexes were created by the manager to show how a Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that a Portfolio will outperform these or any benchmarks.

Barclays U.S. Aggregate Bond Index

An unmanaged index considered representative of the U.S. investment grade fixed-rate bond market. Includes government and credit securities, agency mortgage pass through securities, asset-backed securities, and commercial mortgage-backed securities.

Barclays Intermediate U.S. Government/Credit Index

An unmanaged, market value weighted index composed of over 3,500 publicly issued corporate and U.S. government debt securities rated investment grade with maturities of 1-10 years and at least $250 million par outstanding.

Barclays Intermediate U.S. Government Bond Index

An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Bank of America Merrill Lynch 3-Month Treasury Bill Index

An index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected.

Morgan Stanley Capital International (MSCI) EAFE Index

An unmanaged index considered representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

Russell 1000® Index

An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000® Index, representing approximately 92% of the total market capitalization of the Russell 3000® Index.

Russell 1000® Value Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000® Index) with a less-than average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 2000® Growth Index

An unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index

An unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Growth Index

An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

NOTES ON PERFORMANCE (Unaudited)

Russell 2500™ Value Index

An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000® Index and all 2,000 securities in the Russell 2000® Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 3000® Growth Index

An unmanaged index that measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor’s (S&P) 500 Index

An unmanaged index which contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market.

S&P North American Technology Sector Index

A modified capitalization-weighted index composed of companies in the technology industry in North America.

Volatility Managed Index — International (“VMI — Intl”)

An index that applies a formula to the MSCI EAFE Index adjusting the equity exposure of the MSCI EAFE Index when certain volatility levels are reached.

Volatility Managed Index — International Proxy (“VMI —International Proxy”)

An index that utilizes a blend of 40% DJ Euro Stoxx 50, 25% FTSE 100, 25% TOPIX, and 10% ASX SPI 200 (“International Proxy”) with an overlying formulaic adjustment that dynamically modifies the equity exposure to the International Proxy based on its observed historic volatility.

Volatility Managed Index — Large Cap Core (“VMI — LCC”)

An index that applies a formula to the S&P 500 Index adjusting the equity exposure of the S&P 500 Index when certain volatility levels are reached.

Volatility Managed Index — Large Cap Growth 3000 (“VMI — LCG 3000”)

An index that applies a formula to a blend of the S&P 500 Index and the Russell 3000® Growth Index adjusting the equity exposure of the S&P 500 Index when certain volatility levels are reached.

Volatility Managed Index — Large Cap Value (“VMI — LCV”)

An index that applies a formula to a blend of the S&P 500 Index and the Russell 1000® Value Index adjusting the equity exposure of the S&P 500 Index when certain volatility levels are reached.

Volatility Managed Index — Mid Cap Core (“VMI — MCC”)

An index that applies a formula to the S&P 400 Index adjusting the equity exposure of the S&P 400 Index when certain volatility levels are reached.

Volatility Managed Index — Mid Cap Growth 2500 (“VMI — MCG 2500”)

An index that applies a formula to a blend of the S&P 400 Index and the Russell 2500® Growth Index adjusting the equity exposure of the S&P 400 Index when certain volatility levels are reached.

Volatility Managed Index — Mid Cap Value 2500 (“VMI — MCV 2500”)

An index that applies a formula to a blend of the S&P 400 Index and the Russell 2500® Value Index adjusting the equity exposure of the S&P 400 Index when certain volatility levels are reached.

Volatility Managed Index — Small Cap Core (“VMI — SCC”)

An index that applies a formula to the Russell 2000® Index adjusting the equity exposure of the Russell 2000® Index when certain volatility levels are reached.

Volatility Managed Index — Small Cap Growth 2000 (“VMI — SCG 2000”)

An index that applies a formula to a blend of the Russell 2000® Index and the Russell 2000® Growth Index adjusting the equity exposure of the Russell 2000® Index when certain volatility levels are reached.

Volatility Managed Index — Small Cap Value 2000 (“VMI — SCV 2000”)

An index that applies a formula to a blend of the Russell 2000® Index and the Russell 2000® Value Index adjusting the equity exposure of the Russell 2000® Index when certain volatility levels are reached.

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

PORTFOLIO ADVISER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	Since Incept.
Portfolio – Class A Shares*	4.54%	2.44%	4.22%
Portfolio – Class B Shares*	4.65	2.25	3.99
Portfolio – Class K Shares**	N/A	N/A	1.10
S&P 500 Index	16.00	1.66	6.10
Barclays Intermediate U.S. Government Bond Index†	1.73	4.51	4.35
Barclays U.S. Aggregate Bond Index	4.21	5.95	5.46
MSCI EAFE Index	17.32	(3.69)	7.43
66% Barclays Intermediate U.S. Government Bond Index/5% VMI-Intl/4% VMI-MCC/10% VMI-LCC/1% VMI-SCC/14% Bank of America Merrill Lynch 3-Month Treasury Bill Index††	4.45	4.12	5.07

†  In 2012, the Investment Manager revised the Portfolio’s benchmark indices to be the Barclays Intermediate U.S. Government Bond Index because the Investment Manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Accordingly, the Barclays U.S. Aggregate Bond Index and MSCI EAFE Index are no longer benchmarks of the Portfolio.

††The hypothetical composite index was added by the Investment Manager in 2012 and shows how the Portfolio’s performance compared with the returns of asset classes in which the Portfolio may invest and with the returns of volatility managed indices.

*   Date of inception 7/31/03.

** Date of inception 8/29/12.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 4.54% for the year ended December 31, 2012. This compares to the returns of the following broad market benchmarks: S&P 500 Index 16.00%, the Barclays Intermediate U.S. Government Bond Index 1.73%, and the 66% Barclays Intermediate U.S. Government Bond Index/5% VMI-Intl/4% VMI-MCC/10% VMI-LCC/1% VMI-SCC/14% Bank of America Merrill Lynch 3-Month Treasury Bill Index 4.45%.

Portfolio Highlights

As of 12/31/2012, the Portfolio’s equity allocation consisted of large cap growth stocks (5.6%), large cap value stocks (5.8%), international stocks (4.4%) and small and mid cap stocks (4.7%).

As of 12/31/2012, the Portfolio’s fixed income allocation consisted of investment grade bonds (79.1%), international bonds (0.3%) and high yield bonds (0.1%).

In line with broad market performance, the Portfolio’s holdings in U.S. and international equities offered attractive returns in 2012 as the global economy began to regain its footing, at least fitfully, after the financial crisis of 2008. But the Portfolio’s high allocation to bonds, which were very high-quality and relatively short duration, hurt performance, as lower-quality issuers rose in response to a perceived reduction in global credit risk. The Portfolio performed in line with its hypothetical composite benchmark, which includes volatility managed indexes, as there was subdued volatility in the stock market in 2012.

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2012
EQ/Intermediate Government Bond Portfolio	35.3%
EQ/Core Bond Index Portfolio	25.4
EQ/PIMCO Ultra Short Bond Portfolio	13.6
ATM Large Cap Portfolio	6.9
Multimanager Core Bond Portfolio	2.5
ATM International Portfolio	2.0
EQ/Large Cap Growth PLUS Portfolio	1.6
Multimanager Multi-Sector Bond Portfolio	1.4
EQ/BlackRock Basic Value Equity Portfolio	1.3
EQ/Boston Advisors Equity Income Portfolio	1.2
EQ/Global Bond PLUS Portfolio	1.1
Multimanager Large Cap Core Equity Portfolio	0.9
EQ/MFS International Growth Portfolio	0.9
Multimanager Large Cap Value Portfolio	0.8
EQ/Large Cap Core PLUS Portfolio	0.7
EQ/Large Cap Growth Index Portfolio	0.7
EQ/Large Cap Value PLUS Portfolio	0.6
EQ/Global Multi-Sector Equity Portfolio	0.5
EQ/GAMCO Small Company Value Portfolio	0.4
ATM Mid Cap Portfolio	0.4
EQ/International Core PLUS Portfolio	0.3
ATM Small Cap Portfolio	0.3
EQ/AllianceBernstein Small Cap Growth Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
EQ/International Value PLUS Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.2
EQ/International ETF Portfolio	0.1
Multimanager International Equity Portfolio	0.1
Multimanager Small Cap Growth Portfolio	0.1
EQ/International Equity Index Portfolio	0.1
EQ/Davis New York Venture Portfolio	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class K commenced operations on August 29, 2012, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,020.40	$2.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.85	2.31
Class B
Actual	1,000.00	1,020.40	2.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.85	2.31
Class K
Actual	1,000.00	1,010.97	0.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.08	1.07

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.46%, 0.46% and 0.21%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 for Class A and Class B and the hypothetical example (to reflect the one-half year period), and multiplied by 125/366 for Class K (to reflect the actual number of days in the period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	4,773,235	$45,516,779
ATM Large Cap Portfolio‡	13,766,789	155,826,360
ATM Mid Cap Portfolio‡	947,555	9,242,483
ATM Small Cap Portfolio‡	503,149	5,771,776
EQ/AllianceBernstein Small Cap Growth Portfolio‡	239,783	4,090,562
EQ/BlackRock Basic Value Equity Portfolio‡	2,006,331	29,295,349
EQ/Boston Advisors Equity Income Portfolio‡	4,425,988	25,928,994
EQ/Core Bond Index Portfolio‡	56,413,159	572,453,338
EQ/Davis New York Venture Portfolio‡	93,749	962,188
EQ/GAMCO Small Company Value Portfolio‡	221,787	9,361,903
EQ/Global Bond PLUS Portfolio‡	2,618,133	25,857,052
EQ/Global Multi-Sector Equity Portfolio‡	857,684	10,623,526
EQ/Intermediate Government Bond Portfolio‡	76,577,949	796,125,550
EQ/International Core PLUS Portfolio‡	786,352	6,959,248
EQ/International Equity Index Portfolio‡	196,777	1,621,356
EQ/International ETF Portfolio‡	490,143	3,118,662
EQ/International Value PLUS Portfolio‡	343,344	3,795,336
EQ/Large Cap Core PLUS Portfolio‡	2,400,219	16,616,579
EQ/Large Cap Growth Index Portfolio‡	1,619,950	16,258,074
EQ/Large Cap Growth PLUS Portfolio‡	1,908,944	35,234,285

EQ/Large Cap Value PLUS Portfolio‡	1,210,464	$13,186,826
EQ/MFS International Growth Portfolio‡	3,156,639	20,882,455
EQ/PIMCO Ultra Short Bond Portfolio‡	30,813,840	307,104,383
Multimanager Core Bond Portfolio‡	5,543,558	57,033,233
Multimanager International Equity Portfolio‡	270,718	2,789,451
Multimanager Large Cap Core Equity Portfolio‡	1,975,341	21,109,758
Multimanager Large Cap Value Portfolio‡	1,778,085	18,552,331
Multimanager Mid Cap Growth Portfolio*‡	340,179	3,360,620
Multimanager Mid Cap Value Portfolio‡	408,164	4,075,230
Multimanager Multi-Sector Bond Portfolio‡	7,764,021	31,353,057
Multimanager Small Cap Growth Portfolio*‡	277,699	2,330,027

Total Investments (99.8%) (Cost $2,151,844,372)		2,256,436,771
Other Assets Less Liabilities (0.2%)		3,578,308

Net Assets (100%)		$2,260,015,079

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$41,059,958	$3,874,183	$5,568,442	$45,516,779	$562,231	$(8,375)
ATM Large Cap Portfolio	156,145,820	18,121,564	33,781,377	155,826,360	1,104,622	6,255,605
ATM Mid Cap Portfolio	14,935,574	1,496,800	8,237,313	9,242,483	26,593	835,304
ATM Small Cap Portfolio	7,699,746	1,646,229	4,529,671	5,771,776	26,747	30,908
EQ/AllianceBernstein Small Cap Growth Portfolio	3,658,639	503,157	376,703	4,090,562	18,907	252,205
EQ/BlackRock Basic Value Equity Portfolio	23,439,919	4,782,288	1,939,320	29,295,349	523,841	42,417
EQ/Boston Advisors Equity Income Portfolio	19,761,757	5,095,067	1,942,111	25,928,994	545,640	330,605
EQ/Core Bond Index Portfolio	673,599,483	59,582,747	171,256,465	572,453,338	9,680,808	(533,518)
EQ/Davis New York Venture Portfolio	857,552	10,680	—	962,188	10,680	—
EQ/GAMCO Small Company Value Portfolio	7,177,174	1,989,692	779,468	9,361,903	134,029	317,291

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
EQ/Global Bond PLUS Portfolio	$79,326,022	$6,084,910	$57,075,538	$25,857,052	$432,449	$3,214,403
EQ/Global Multi-Sector Equity Portfolio	9,495,734	1,011,565	1,321,463	10,623,526	172,599	(305)
EQ/Intermediate Government Bond Portfolio(a)	413,431,994	453,365,772	73,335,011	796,125,550	3,933,623	3,033,842
EQ/International Core PLUS Portfolio	6,446,417	735,159	1,160,474	6,959,248	115,676	105
EQ/International Equity Index Portfolio	3,566,347	94,462	2,245,188	1,621,356	50,554	41,877
EQ/International ETF Portfolio	3,602,731	221,694	998,257	3,118,662	88,695	134,743
EQ/International Value PLUS Portfolio	3,200,719	318,941	224,534	3,795,336	75,032	31
EQ/Large Cap Core PLUS Portfolio	15,072,986	2,753,129	1,977,892	16,616,579	227,210	1,271,316
EQ/Large Cap Growth Index Portfolio	15,667,549	1,497,113	2,776,656	16,258,074	238,666	205,080
EQ/Large Cap Growth PLUS Portfolio	43,002,156	3,604,001	15,197,374	35,234,285	292,049	1,712,692
EQ/Large Cap Value PLUS Portfolio	18,317,724	1,870,847	9,022,773	13,186,826	236,825	244,978
EQ/MFS International Growth Portfolio	9,795,304	10,188,630	1,960,763	20,882,455	242,425	7,859
EQ/PIMCO Ultra Short Bond Portfolio	277,036,209	64,061,290	36,573,270	307,104,383	2,484,864	(269)
Multimanager Core Bond Portfolio	230,890,285	12,807,684	177,451,149	57,033,233	1,419,973	11,585,588
Multimanager International Equity Portfolio	3,498,336	464,041	1,596,392	2,789,451	44,558	1,687
Multimanager Large Cap Core Equity Portfolio	21,039,885	1,854,600	4,357,452	21,109,758	176,670	284,863
Multimanager Large Cap Value Portfolio	21,296,207	2,032,513	7,095,464	18,552,331	266,767	495,980
Multimanager Mid Cap Growth Portfolio	5,586,411	26,345	2,437,626	3,360,620	—	447,112
Multimanager Mid Cap Value Portfolio	3,656,417	418,056	526,088	4,075,230	24,918	(248)
Multimanager Multi-Sector Bond Portfolio	106,410,462	10,215,935	83,523,477	31,353,057	793,974	2,998,062
Multimanager Small Cap Growth Portfolio	2,778,332	167,793	834,002	2,330,027	—	80,229

	$2,241,453,849	$670,896,887	$710,101,713	$2,256,436,771	$23,951,625	$33,282,067

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,256,436,771	$—	$2,256,436,771

Total Assets	$—	$2,256,436,771	$—	$2,256,436,771

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,256,436,771	$—	$2,256,436,771

There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

The Portfolio held no derivatives contracts for the year ended December 31, 2012.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$670,896,887
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$728,331,545

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,712,193
Aggregate gross unrealized depreciation	(2,624,113)

Net unrealized appreciation	$104,088,080

Federal income tax cost of investments	$2,152,348,691

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,151,844,372)	$2,256,436,771
Cash	11,694,587
Receivable from Separate Accounts for Trust shares sold	880,122
Dividends, interest and other receivables	606
Other assets	5,194

Total assets	2,269,017,280

LIABILITIES
Payable for securities purchased	4,012,706
Payable to Separate Accounts for Trust shares redeemed	3,976,642
Distribution fees payable - Class B	471,472
Administrative fees payable	289,428
Investment management fees payable	49,750
Trustees’ fees payable	7,873
Distribution fees payable - Class A	6,312
Accrued expenses	188,018

Total liabilities	9,002,201

NET ASSETS	$2,260,015,079

Net assets were comprised of:
Paid in capital	$2,347,054,268
Accumulated undistributed net investment income (loss)	4,499
Accumulated undistributed net realized gain (loss) on investments	(191,636,087)
Net unrealized appreciation (depreciation) on investments	104,592,399

Net assets	$2,260,015,079

Class A
Net asset value, offering and redemption price per share, $29,519,177 / 3,074,104 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.60

Class B
Net asset value, offering and redemption price per share, $2,230,482,279 / 232,179,127 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.61

Class K
Net asset value, offering and redemption price per share, $13,623 / 1,421 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.59

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$23,951,625
Interest	6,386

Total income	23,958,011

EXPENSES
Distribution fees - Class B	5,521,615
Administrative fees	3,391,044
Investment management fees	2,238,974
Printing and mailing expenses	240,168
Custodian fees	170,500
Professional fees	81,197
Distribution fees - Class A	75,893
Trustees’ fees	45,631
Miscellaneous	31,914

Gross expenses	11,796,936
Less: Waiver from investment advisor	(1,620,676)

Net expenses	10,176,260

NET INVESTMENT INCOME (LOSS)	13,781,751

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	18,229,832
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	15,052,235

Net realized gain (loss)	33,282,067

Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	54,187,748

NET REALIZED AND UNREALIZED GAIN (LOSS)	87,469,815

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,251,566

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,781,751	$33,047,438
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	33,282,067	33,640,193
Net change in unrealized appreciation (depreciation) on investments	54,187,748	(26,851,331)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	101,251,566	39,836,300

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(247,426)	(612,367)
Class B	(18,534,590)	(36,991,342)
Class K†	(148)	—

	(18,782,164)	(37,603,709)

Distributions from net realized capital gains
Class A	(410,019)	(609,045)
Class B	(30,603,956)	(43,334,200)
Class K†	(111)	—

	(31,014,086)	(43,943,245)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(49,796,250)	(81,546,954)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 527,137 and 1,749,873 shares, respectively ]	5,073,014	16,914,756
Capital shares issued in reinvestment of dividends and distributions [ 68,448 and 129,761 shares, respectively ]	657,445	1,221,412
Capital shares repurchased [ (701,070) and (893,068) shares, respectively ]	(6,758,733)	(8,564,710)

Total Class A transactions	(1,028,274)	9,571,458

Class B
Capital shares sold [ 40,423,315 and 72,605,336 shares, respectively ]	389,490,763	703,320,653
Capital shares issued in reinvestment of dividends and distributions [ 5,113,823 and 8,528,703 shares, respectively ]	49,138,546	80,325,542
Capital shares repurchased [ (49,166,819) and (70,650,936) shares, respectively ]	(473,630,149)	(682,256,289)

Total Class B transactions	(35,000,840)	101,389,906

Class K†
Capital shares sold [ 1,394 and 0 shares, respectively ]	13,510	—
Capital shares issued in reinvestment of dividends and distributions [ 27 and 0 shares, respectively ]	259	—

Total Class K transactions	13,769	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(36,015,345)	110,961,364

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,439,971	69,250,710
NET ASSETS:
Beginning of year	2,244,575,108	2,175,324,398

End of year (a)	$2,260,015,079	$2,244,575,108

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,499	$(5,027)

† Class K commenced operations on August 29, 2012.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012		2011		2010		2009		2008
Net asset value, beginning of year	$9.39		$9.56		$9.51		$9.13		$10.90

Income (loss) from investment operations:
Net investment income (loss) (x)	0.06	(e)	0.18	(e)	0.19	(e)	0.33	(e)	0.53 (e)
Net realized and unrealized gain (loss) on investments	0.36		0.02		0.53		0.59		(1.71)

Total from investment operations	0.42		0.20		0.72		0.92		(1.18)

Less distributions:
Dividends from net investment income	(0.08)		(0.18)		(0.24)		(0.24)		(0.46)
Distributions from net realized gains	(0.13)		(0.19)		(0.43)		(0.30)		(0.13)

Total dividends and distributions	(0.21)		(0.37)		(0.67)		(0.54)		(0.59)

Net asset value, end of year	$9.60		$9.39		$9.56		$9.51		$9.13

Total return	4.54%		2.15%		7.59%		10.07%		(10.79)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$29,519		$29,850		$20,959		$28,327		$13,472
Ratio of expenses to average net assets:
After waivers (f)	0.45	%(j)	0.15	%(k)	0.13	%(k)	0.11	%(k)	0.10%
Before waivers (f)	0.53%		0.27%		0.28%		0.29%		0.30%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.59%		1.90%		1.91%		3.44%		5.12%
Before waivers(f)(x)	0.51%		1.78%		1.77%		3.25%		4.92%
Portfolio turnover rate	30%		41%		50%		79%		59%

	Year Ended December 31,
Class B	2012		2011		2010		2009		2008
Net asset value, beginning of year	$9.39		$9.56		$9.52		$9.13		$10.90

Income (loss) from investment operations:
Net investment income (loss) (x)	0.06	(e)	0.15	(e)	0.17	(e)	0.22	(e)	0.58 (e)
Net realized and unrealized gain (loss) on investments	0.37		0.03		0.52		0.68		(1.78)

Total from investment operations	0.43		0.18		0.69		0.90		(1.20)

Less distributions:
Dividends from net investment income	(0.08)		(0.16)		(0.22)		(0.21)		(0.44)
Distributions from net realized gains	(0.13)		(0.19)		(0.43)		(0.30)		(0.13)

Total dividends and distributions	(0.21)		(0.35)		(0.65)		(0.51)		(0.57)

Net asset value, end of year	$9.61		$9.39		$9.56		$9.52		$9.13

Total return	4.65%		1.89%		7.20%		9.90%		(11.02)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,230,482		$2,214,725		$2,154,365		$2,035,540		$1,443,563
Ratio of expenses to average net assets:
After waivers (f)	0.45	%(j)	0.40	%(k)	0.38	%(k)	0.36	%(k)	0.35%
Before waivers (f)	0.53%		0.52%		0.53%		0.54%		0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.62%		1.53%		1.71%		2.30%		5.69%
Before waivers(f)(x)	0.54%		1.40%		1.56%		2.12%		5.50%
Portfolio turnover rate	30%		41%		50%		79%		59%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$9.67

Income (loss) from investment operations:
Net investment income (loss) (x)	0.12	(e)
Net realized and unrealized gain (loss) on investments	(0.01)

Total from investment operations	0.11

Less distributions:
Dividends from net investment income	(0.11)
Distributions from net realized gains	(0.08)

Total dividends and distributions	(0.19)

Net asset value, end of period	$9.59

Total return (b)	1.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14
Ratio of expenses to average net assets:
After waivers (a)(f)	0.21	%(j)
Before waivers (a)(f)	0.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	3.50	%(l)
Before waivers(a)(f)(x)	3.42	%(l)
Portfolio turnover rate	30%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class A and 1.00% for Class B.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

PORTFOLIO ADVISER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	Since Incept.
Portfolio – Class A Shares*	7.46%	1.61%	4.46%
Portfolio – Class B Shares*	7.34	1.41	4.22
Portfolio – Class K Shares**	7.73	N/A	7.45
S&P 500 Index	16.00	1.66	6.10
Barclays Intermediate U.S. Government Bond Index†	1.73	4.51	4.35
Barclays U.S. Aggregate	4.21	5.95	5.46
Bond Index
MSCI EAFE Index	17.32	(3.69)	7.43
50% Barclays Intermediate U.S. Government Bond Index/10% VMI-Intl/8% VMI-MCC /18% VMI-LCC/4% VMI-SCC/10% Bank of America Merrill Lynch 3-Month Treasury Bill Index††	7.50	4.33	6.19

†  In 2012, the Investment Manager revised the Portfolio’s benchmark indices to be the Barclays Intermediate U.S. Government Bond Index because the Investment Manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Accordingly, the Barclays U.S. Aggregate Bond Index and MSCI EAFE Index are no longer benchmarks of the Portfolio.

††The hypothetical composite index was added by the Investment Manager in 2012 and shows how the Portfolio’s performance compared with the returns of asset classes in which the Portfolio may invest and with the returns of volatility managed indices.

*   Date of inception 7/31/03.

** Date of inception 12/1/11.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 7.46% for the year ended December 31, 2012. This compares to the returns of the following broad market benchmarks: S&P 500 Index 16.00%, the Barclays Intermediate U.S. Government Bond Index 1.73% and the 50% Barclays Intermediate U.S. Government Bond Index/10% VMI-Intl/8% VMI-MCC/18% VMI-LCC/4% VMI-SCC/10% Bank of America Merrill Lynch 3-Month Treasury Bill Index 7.50%.

Portfolio Highlights

As of 12/31/2012, the Portfolio’s equity allocation consisted of large cap growth stocks (8.8%), large cap value stocks (9.4%), international stocks (10.7%) and small and mid cap stocks (11.8%).

As of 12/31/2012, the Portfolio’s fixed income allocation consisted of investment grade bonds (59.3%).

In line with broad market performance, the Portfolio’s holdings in U.S. and international equities offered attractive returns in 2012 as the global economy began to regain its footing, at least fitfully, after the financial crisis of 2008. But the Portfolio’s high allocation to bonds, which were very high-quality and relatively short duration, hurt performance, as lower-quality issuers rose in response to a perceived reduction in global credit risk. The Portfolio performed in line with its hypothetical composite benchmark, which includes volatility managed indexes, as there was subdued volatility in the stock market in 2012.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2012
EQ/Intermediate Government Bond Portfolio	26.2%
EQ/Core Bond Index Portfolio	18.9
ATM Large Cap Portfolio	11.0
EQ/PIMCO Ultra Short Bond Portfolio	10.1
ATM International Portfolio	5.0
EQ/Large Cap Growth PLUS Portfolio	2.4
EQ/MFS International Growth Portfolio	2.1
ATM Small Cap Portfolio	2.0
EQ/Boston Advisors Equity Income Portfolio	2.0
EQ/BlackRock Basic Value Equity Portfolio	2.0
Multimanager Core Bond Portfolio	1.9
ATM Mid Cap Portfolio	1.5
EQ/Global Multi-Sector Equity Portfolio	1.5
Multimanager Large Cap Value Portfolio	1.4
EQ/AllianceBernstein Small Cap Growth Portfolio	1.2
EQ/Large Cap Value PLUS Portfolio	1.2
EQ/Large Cap Core PLUS Portfolio	1.2
Multimanager Large Cap Core Equity Portfolio	1.1
Multimanager Multi-Sector Bond Portfolio	1.0
EQ/Large Cap Growth Index Portfolio	1.0
EQ/GAMCO Small Company Value Portfolio	0.9
EQ/Global Bond PLUS Portfolio	0.8
EQ/International Core PLUS Portfolio	0.6
Multimanager Mid Cap Value Portfolio	0.5
EQ/International Value PLUS Portfolio	0.5
EQ/International ETF Portfolio	0.4
Multimanager International Equity Portfolio	0.4
EQ/International Equity Index Portfolio	0.2
EQ/AXA Franklin Small Cap Value Core Portfolio	0.2
EQ/Mid Cap Index Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.2
EQ/Small Company Index Portfolio	0.2
Multimanager Small Cap Value Portfolio	0.1
Multimanager Small Cap Growth Portfolio	0.1
EQ/Davis New York Venture Portfolio	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,036.20	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.57	2.59
Class B
Actual	1,000.00	1,036.20	2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.57	2.59
Class K
Actual	1,000.00	1,037.70	1.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.83	1.32

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	10,310,833	$98,322,391
ATM Large Cap Portfolio‡	19,295,598	218,406,983
ATM Mid Cap Portfolio‡	2,996,589	29,228,827
ATM Small Cap Portfolio‡	3,470,658	39,813,006
EQ/AllianceBernstein Small Cap Growth Portfolio*‡	1,429,621	24,388,497
EQ/AXA Franklin Small Cap Value Core Portfolio‡	381,656	4,084,205
EQ/BlackRock Basic Value Equity Portfolio‡	2,651,163	38,710,835
EQ/Boston Advisors Equity Income Portfolio‡	6,616,513	38,761,855
EQ/Core Bond Index Portfolio‡	36,757,584	372,998,104
EQ/Davis New York Venture Portfolio‡	70,312	721,641
EQ/GAMCO Small Company Value Portfolio‡	435,519	18,383,816
EQ/Global Bond PLUS Portfolio‡	1,677,122	16,563,496
EQ/Global Multi-Sector Equity Portfolio‡	2,325,508	28,804,427
EQ/Intermediate Government Bond Portfolio‡	49,768,189	517,403,870
EQ/International Core PLUS Portfolio‡	1,456,296	12,888,276
EQ/International Equity Index Portfolio‡	499,486	4,115,535
EQ/International ETF Portfolio‡	1,207,953	7,685,921
EQ/International Value PLUS Portfolio‡	846,662	9,359,030
EQ/Large Cap Core PLUS Portfolio‡	3,359,926	23,260,569
EQ/Large Cap Growth Index Portfolio‡	2,003,810	20,110,554
EQ/Large Cap Growth PLUS Portfolio‡	2,573,672	47,503,483
EQ/Large Cap Value PLUS Portfolio‡	2,212,362	24,101,532
EQ/MFS International Growth Portfolio‡	6,264,557	$41,442,593
EQ/Mid Cap Index Portfolio‡	393,150	3,721,208
EQ/PIMCO Ultra Short Bond Portfolio‡	19,961,241	198,942,568
EQ/Small Company Index Portfolio‡	332,136	3,224,973
Multimanager Core Bond Portfolio‡	3,646,215	37,512,991
Multimanager International Equity Portfolio‡	741,625	7,641,646
Multimanager Large Cap Core Equity Portfolio‡	2,107,929	22,526,682
Multimanager Large Cap Value Portfolio‡	2,639,665	27,541,963
Multimanager Mid Cap Growth Portfolio*‡	330,329	3,263,315
Multimanager Mid Cap Value Portfolio‡	1,051,636	10,499,843
Multimanager Multi-Sector Bond Portfolio‡	5,080,203	20,515,130
Multimanager Small Cap Growth Portfolio*‡	322,099	2,702,564
Multimanager Small Cap Value Portfolio‡	252,466	2,874,496

Total Investments (99.8%) (Cost $1,827,676,152)		1,978,026,825
Other Assets Less Liabilities (0.2%)		3,488,612

Net Assets (100%)		$1,981,515,437

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$87,863,927	$10,346,588	$13,876,909	$98,322,391	$1,221,519	$10,373
ATM Large Cap Portfolio	228,417,537	15,378,045	45,905,330	218,406,983	1,557,415	10,884,247
ATM Mid Cap Portfolio	24,129,897	11,808,031	7,788,269	29,228,827	84,439	3,017,992
ATM Small Cap Portfolio	39,109,087	5,634,094	10,584,749	39,813,006	185,508	2,728
EQ/AllianceBernstein Small Cap Growth Portfolio	14,121,083	10,438,764	1,576,764	24,388,497	113,266	1,415,119
EQ/AXA Franklin Small Cap Value Core Portfolio	5,674,817	320,591	2,030,943	4,084,205	38,084	557,786
EQ/BlackRock Basic Value Equity Portfolio	37,142,355	3,200,882	5,583,667	38,710,835	694,615	513,154
EQ/Boston Advisors Equity Income Portfolio	32,075,606	4,061,657	2,008,944	38,761,855	818,760	524,506
EQ/Core Bond Index Portfolio	395,896,731	36,460,317	65,811,484	372,998,104	6,344,548	(37,732)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
EQ/Davis New York Venture Portfolio	$643,164	$8,010	$—	$721,641	$8,010	$—
EQ/GAMCO Small Company Value Portfolio	16,065,721	1,012,092	815,613	18,383,816	264,048	488,653
EQ/Global Bond PLUS Portfolio	54,969,584	3,364,086	40,423,305	16,563,496	278,992	1,831,168
EQ/Global Multi-Sector Equity Portfolio	25,816,512	1,177,117	2,100,677	28,804,427	470,850	(3,856)
EQ/Intermediate Government Bond Portfolio(a)	293,203,112	272,041,194	49,604,523	517,403,870	2,571,420	2,017,794
EQ/International Core PLUS Portfolio	11,312,040	827,664	917,235	12,888,276	215,251	(2,542)
EQ/International Equity Index Portfolio	6,777,071	299,813	3,376,372	4,115,535	128,653	118,957
EQ/International ETF Portfolio	10,207,178	845,161	4,335,267	7,685,921	226,768	339,347
EQ/International Value PLUS Portfolio	7,996,243	686,372	571,416	9,359,030	185,306	(123)
EQ/Large Cap Core PLUS Portfolio	22,077,411	2,669,206	2,624,075	23,260,569	319,846	1,837,728
EQ/Large Cap Growth Index Portfolio	23,457,016	1,114,901	5,694,649	20,110,554	297,287	1,745,571
EQ/Large Cap Growth PLUS Portfolio	56,744,926	2,233,046	16,555,706	47,503,483	396,751	2,196,027
EQ/Large Cap Value PLUS Portfolio	28,831,300	1,395,782	8,125,782	24,101,532	436,914	1,733,802
EQ/MFS International Growth Portfolio	28,211,152	10,094,435	3,052,134	41,442,593	484,033	(1,079)
EQ/Mid Cap Index Portfolio	3,170,525	44,824	—	3,721,208	44,824	—
EQ/PIMCO Ultra Short Bond Portfolio	191,964,618	26,980,554	21,785,023	198,942,568	1,619,068	7,941
EQ/Small Company Index Portfolio	3,719,727	244,124	897,734	3,224,973	55,415	290,974
Multimanager Core Bond Portfolio	124,367,914	5,007,217	86,885,342	37,512,991	996,834	6,559,079
Multimanager International Equity Portfolio	7,672,571	294,127	1,503,623	7,641,646	122,967	(8,294)
Multimanager Large Cap Core Equity Portfolio	21,931,376	977,531	3,345,698	22,526,682	189,823	18,558
Multimanager Large Cap Value Portfolio	29,804,089	1,246,212	7,446,089	27,541,963	398,691	70,095
Multimanager Mid Cap Growth Portfolio	4,290,851	17,944	1,342,028	3,263,315	—	203,551
Multimanager Mid Cap Value Portfolio	9,350,173	187,879	365,373	10,499,843	64,569	8,412
Multimanager Multi-Sector Bond Portfolio	82,268,648	5,954,907	70,751,343	20,515,130	522,611	(2,167,917)
Multimanager Small Cap Growth Portfolio	5,369,072	171,160	3,128,667	2,702,564	—	166,661
Multimanager Small Cap Value Portfolio	3,640,607	164,771	1,431,860	2,874,496	23,518	(12,496)

	$1,938,293,641	$436,709,098	$492,246,593	$1,978,026,825	$21,380,603	$34,326,184

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

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AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,978,026,825	$—	$1,978,026,825

Total Assets	$—	$1,978,026,825	$—	$1,978,026,825

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,978,026,825	$—	$1,978,026,825

There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

The Portfolio held no derivatives contracts for the year ended December 31, 2012.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$436,709,098
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$507,059,666

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,920,672
Aggregate gross unrealized depreciation	(16,349,192)

Net unrealized appreciation	$149,571,480

Federal income tax cost of investments	$1,828,455,345

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,827,676,152)	$1,978,026,825
Cash	2,318,525
Receivable from Separate Accounts for Trust shares sold	2,524,413
Receivable for securities sold	286,998
Dividends, interest and other receivables	167
Other assets	4,220

Total assets	1,983,161,148

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	678,876
Distribution fees payable - Class B	406,302
Administrative fees payable	254,132
Investment management fees payable	129,056
Trustees’ fees payable	14,842
Distribution fees payable - Class A	4,381
Accrued expenses	158,122

Total liabilities	1,645,711

NET ASSETS	$1,981,515,437

Net assets were comprised of:
Paid in capital	$2,163,982,853
Accumulated undistributed net investment income (loss)	63,826
Accumulated undistributed net realized gain (loss) on investments	(332,881,915)
Net unrealized appreciation (depreciation) on investments	150,350,673

Net assets	$1,981,515,437

Class A
Net asset value, offering and redemption price per share, $20,693,230 / 2,147,529 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.64

Class B
Net asset value, offering and redemption price per share, $1,921,880,658 / 199,364,508 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.64

Class K
Net asset value, offering and redemption price per share, $38,941,549 / 4,041,372 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.64

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$21,380,603
Interest	2,230

Total income	21,382,833

EXPENSES
Distribution fees – Class B	4,798,877
Administrative fees	3,000,973
Investment management fees	1,978,933
Printing and mailing expenses	209,848
Custodian fees	198,200
Professional fees	77,294
Distribution fees – Class A	52,137
Trustees’ fees	40,222
Miscellaneous	27,608

Gross expenses	10,384,092
Less: Waiver from investment advisor	(383,040)

Net expenses	10,001,052

NET INVESTMENT INCOME (LOSS)	11,381,781

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	14,813,073
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	19,513,111

Net realized gain (loss)	34,326,184

Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	95,270,679

NET REALIZED AND UNREALIZED GAIN (LOSS)	129,596,863

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$140,978,644

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,381,781	$24,551,301
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	34,326,184	38,390,996
Net change in unrealized appreciation (depreciation) on investments	95,270,679	(75,792,595)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	140,978,644	(12,850,298)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(167,263)	(407,478)
Class B	(15,465,102)	(29,447,362)
Class K†	(412,652)	(674,379)

	(16,045,017)	(30,529,219)

Distributions from net realized capital gains
Class A	(283,779)	(1,006,831)
Class B	(26,326,097)	(44,813,004)
Class K†	(535,315)	(396,577)

	(27,145,191)	(46,216,412)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(43,190,208)	(76,745,631)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 420,885 and 1,472,001 shares, respectively ]	4,004,011	14,279,433
Capital shares issued in reinvestment of dividends and distributions [ 46,967 and 153,107 shares, respectively ]	451,042	1,414,309
Capital shares repurchased [ (599,381) and (5,947,241) shares, respectively ]	(5,706,816)	(56,590,774	)(y)

Total Class A transactions	(1,251,763)	(40,897,032)

Class B
Capital shares sold [ 19,452,307 and 27,786,796 shares, respectively ]	185,724,269	268,907,840
Capital shares issued in reinvestment of dividends and distributions [ 4,349,920 and 8,080,075 shares, respectively ]	41,791,199	74,260,366
Capital shares repurchased [ (29,436,396) and (39,235,624) shares, respectively ]	(281,757,865)	(378,826,784)

Total Class B transactions	(54,242,397)	(35,658,578)

Class K†
Capital shares sold [ 669,901 and 4,006,054 shares, respectively ]	6,429,874	37,815,732	(y)
Capital shares issued in reinvestment of dividends and distributions [ 98,668 and 117,444 shares, respectively ]	947,967	1,070,956
Capital shares repurchased [ (786,090) and (64,605) shares, respectively ]	(7,523,375)	(599,146)

Total Class K transactions	(145,534)	38,287,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(55,639,694)	(38,268,068)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,148,742	(127,863,997)
NET ASSETS:
Beginning of year	1,939,366,695	2,067,230,692

Endof year (a)	$1,981,515,437	$1,939,366,695

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$63,826	$949

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the AXA Conservative-Plus Allocation Portfolio exchanged approximately 3,968,415 Class A shares for approximately 3,968,420 Class K shares. This exchange amounted to approximately $37,468,015.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012		2011		2010		2009		2008
Net asset value, beginning of year	$9.17		$9.61		$9.27		$8.73		$11.59

Income (loss) from investment operations:
Net investment income (loss) (x)	0.05	(e)	0.06	(e)	0.14	(e)	0.24	(e)	0.44	(e)
Net realized and unrealized gain (loss) on investments	0.63		(0.11)		0.71		1.05		(2.65)

Total from investment operations	0.68		(0.05)		0.85		1.29		(2.21)

Less distributions:
Dividends from net investment income	(0.08)		(0.17)		(0.22)		(0.20)		(0.38)
Distributions from net realized gains	(0.13)		(0.22)		(0.29)		(0.55)		(0.27)

Total dividends and distributions	(0.21)		(0.39)		(0.51)		(0.75)		(0.65)

Net asset value, end of year	$9.64		$9.17		$9.61		$9.27		$8.73

Total return	7.46%		(0.45)%		9.24%		14.78%		(19.24)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$20,693		$20,906		$63,455		$67,465		$42,358
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(j)	0.22	%(k)	0.20	%(m)	0.18	%(m)	0.10%
Before waivers (f)	0.53%		0.28%		0.28%		0.30%		0.30%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.56%		0.62%		1.48%		2.56%		4.29%
Before waivers(f)(x)	0.55%		0.56%		1.41%		2.45%		4.10%
Portfolio turnover rate	22%		30%		33%		75%		51%

	Year Ended December 31,
Class B	2012		2011		2010		2009		2008
Net asset value, beginning of year	$9.18		$9.62		$9.27		$8.73		$11.59

Income (loss) from investment operations:
Net investment income (loss) (x)	0.05	(e)	0.12	(e)	0.13	(e)	0.17	(e)	0.35	(e)
Net realized and unrealized gain (loss) on investments	0.62		(0.19)		0.71		1.09		(2.58)

Total from investment operations	0.67		(0.07)		0.84		1.26		(2.23)

Less distributions:
Dividends from net investment income	(0.08)		(0.15)		(0.20)		(0.17)		(0.36)
Distributions from net realized gains	(0.13)		(0.22)		(0.29)		(0.55)		(0.27)

Total dividends and distributions	(0.21)		(0.37)		(0.49)		(0.72)		(0.63)

Net asset value, end of year	$9.64		$9.18		$9.62		$9.27		$8.73

Total return	7.34%		(0.69)%		9.07%		14.48%		(19.45)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,921,881		$1,881,229		$2,003,775		$1,867,749		$1,369,870
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(j)	0.47	%(k)	0.45	%(m)	0.43	%(m)	0.35%
Before waivers (f)	0.53%		0.53%		0.53%		0.55%		0.55	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.57%		1.21%		1.35%		1.90%		3.37%
Before waivers(f)(x)	0.55%		1.16%		1.28%		1.79%		3.18%
Portfolio turnover rate	22%		30%		33%		75%		51%

See Notes to Financial Statements.

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AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$9.17		$9.41

Income (loss) from investment operations:
Net investment income (loss) (x)	0.08	(e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	0.62		(0.14)

Total from investment operations	0.70		0.03

Less distributions:
Dividends from net investment income	(0.10)		(0.17)
Distributions from net realized gains	(0.13)		(0.10)

Total dividends and distributions	(0.23)		(0.27)

Net asset value, end of period	$9.64		$9.17

Total return (b)	7.73%		0.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,942		$37,232
Ratio of expenses to average net assets:
After waivers (a)(f)	0.26	%(j)	0.25	%(k)
Before waivers (a)(f)	0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.84%		21.14	%(l)
Before waivers(a)(f)(x)	0.82%		21.12	%(l)
Portfolio turnover rate	22%		30%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.85% for Class A, 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.85% for Class A and 1.10% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

PORTFOLIO ADVISER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares*	8.85%	0.83%	5.32%
Portfolio – Class B Shares**	8.82	0.62	5.08
Portfolio – Class K Shares***	9.12	N/A	8.59
S&P 500 Index	16.00	1.66	1.70
Barclays Intermediate U.S. Government Bond Index†	1.73	4.51	4.10
Barclays U.S. Aggregate Bond Index	4.21	5.95	5.18
MSCI EAFE Index	17.32	(3.69)	8.21
42% Barclays Intermediate U.S. Government Bond Index/15% VMI-Intl/9% VMI-MCC/20% VMI-LCC/6% VMI-SCC/8% Bank of America Merrill Lynch 3-Month Treasury Bill Index††	9.04	4.21	7.08

†    In 2012, the Investment Manager revised the Portfolio’s benchmark indices to be the Barclays Intermediate U.S. Government Bond Index because the Investment Manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Accordingly, the Barclays U.S. Aggregate Bond Index and MSCI EAFE Index are no longer benchmarks of the Portfolio.

††The hypothetical composite index was added by the Investment Manager in 2012 and shows how the Portfolio’s performance compared with the returns of asset classes in which the Portfolio may invest and with the returns of volatility managed indices.

*    Date of inception 1/27/86.

**   Investment operations commenced with respect to Class B shares on July 8, 1998.

***  Date of inception 12/1/11.

      Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

On August 15, 2003, the EQ/Balanced Portfolio was reorganized into the AXA Moderate Allocation Portfolio. Prior to that date, the predecessor fund invested directly in securities, rather than pursuing a “Fund of Fund” investment approach.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 8.85% for the year ended December 31, 2012. This compares to the returns of the following broad market benchmarks: S&P 500 Index 16.00%, the Barclays Intermediate U.S. Government Bond Index 1.73%, and the 42% Barclays Intermediate U.S. Government Bond Index/15% VMI-Intl/9% VMI-MCC/20% VMI-LCC/6% VMI-SCC/8% Bank of America Merrill Lynch 3-Month Treasury Bill Index 9.04%.

Portfolio Highlights

As of 12/31/2012, the Portfolio’s equity allocation consisted of large cap growth stocks (9.8%), large cap value stocks (10.3%), international stocks (15.9%) and small and mid cap stocks (14.9%).

As of 12/31/2012, the Portfolio’s fixed income allocation consisted of investment grade bonds (48.8%), international bonds (0.2%) and high yield bonds (0.1%).

In line with broad market performance, the Portfolio’s holdings in U.S. and international equities offered attractive returns in 2012 as the global economy began to regain its footing, at least fitfully, after the financial crisis of 2008. But the Portfolio’s modest allocation to bonds, which were very high-quality and relatively short duration, hurt performance, as lower-quality issuers rose in response to a perceived reduction in global credit risk. The Portfolio performed in line with its hypothetical composite benchmark, which includes volatility managed indexes, as there was subdued volatility in the stock market in 2012.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2012
EQ/Intermediate Government Bond Portfolio	21.7%
EQ/Core Bond Index Portfolio	15.5
ATM Large Cap Portfolio	12.3
EQ/PIMCO Ultra Short Bond Portfolio	8.3
ATM International Portfolio	7.6
EQ/MFS International Growth Portfolio	3.0
ATM Small Cap Portfolio	3.0
EQ/Large Cap Growth PLUS Portfolio	3.0
EQ/AllianceBernstein Small Cap Growth Portfolio	2.1
EQ/BlackRock Basic Value Equity Portfolio	1.9
EQ/Boston Advisors Equity Income Portfolio	1.8
EQ/Global Multi-Sector Equity Portfolio	1.8
Multimanager Large Cap Value Portfolio	1.7
Multimanager Core Bond Portfolio	1.6
EQ/Large Cap Value PLUS Portfolio	1.6
ATM Mid Cap Portfolio	1.4
EQ/GAMCO Small Company Value Portfolio	1.4
EQ/Large Cap Core PLUS Portfolio	1.3
Multimanager Large Cap Core Equity Portfolio	1.0
EQ/International Core PLUS Portfolio	1.0
Multimanager International Equity Portfolio	1.0
EQ/Large Cap Growth Index Portfolio	0.9
Multimanager Multi-Sector Bond Portfolio	0.8
EQ/International Value PLUS Portfolio	0.7
EQ/Global Bond PLUS Portfolio	0.7
EQ/International ETF Portfolio	0.7
EQ/AXA Franklin Small Cap Value Core Portfolio	0.5
Multimanager Mid Cap Value Portfolio	0.4
Multimanager Small Cap Growth Portfolio	0.4
EQ/Small Company Index Portfolio	0.2
EQ/International Equity Index Portfolio	0.2
Multimanager Small Cap Value Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.1
EQ/Mid Cap Index Portfolio	0.1
EQ/Davis New York Venture Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,045.30	$2.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.45	2.72
Class B
Actual	1,000.00	1,045.60	2.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.45	2.72
Class K
Actual	1,000.00	1,047.20	1.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.70	1.45

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.54%, 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	80,120,628	$764,017,023
ATM Large Cap Portfolio‡	109,422,366	1,238,552,396
ATM Mid Cap Portfolio‡	14,507,918	141,510,718
ATM Small Cap Portfolio‡	26,182,172	300,343,915
EQ/AllianceBernstein Small Cap Growth Portfolio‡	12,645,659	215,727,493
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,593,245	49,153,627
EQ/BlackRock Basic Value Equity Portfolio‡	13,254,015	193,527,869
EQ/Boston Advisors Equity Income Portfolio‡	31,847,732	186,575,200
EQ/Core Bond Index Portfolio‡	154,697,714	1,569,797,254
EQ/Davis New York Venture Portfolio‡	539,056	5,532,581
EQ/GAMCO Small Company Value Portfolio‡	3,344,238	141,164,507
EQ/Global Bond PLUS Portfolio‡	7,102,398	70,144,290
EQ/Global Multi-Sector Equity Portfolio‡	14,953,726	185,221,280
EQ/Intermediate Government Bond Portfolio‡	210,923,628	2,192,820,418
EQ/International Core PLUS Portfolio‡	11,778,824	104,243,065
EQ/International Equity Index Portfolio‡	2,263,345	18,648,928
EQ/International ETF Portfolio‡	10,682,807	67,972,172
EQ/International Value PLUS Portfolio‡	6,605,919	73,022,013
EQ/Large Cap Core PLUS Portfolio‡	18,306,536	126,735,084
EQ/Large Cap Growth Index Portfolio‡	9,483,626	95,179,163
EQ/Large Cap Growth PLUS Portfolio‡	16,175,720	298,562,879

EQ/Large Cap Value PLUS Portfolio‡	14,680,304	$159,927,658
EQ/MFS International Growth Portfolio‡	45,997,652	304,293,194
EQ/Mid Cap Index Portfolio‡	1,200,117	11,359,247
EQ/PIMCO Ultra Short Bond Portfolio‡	83,638,997	833,583,300
EQ/Small Company Index Portfolio‡	2,007,917	19,496,482
Multimanager Core Bond Portfolio‡	15,709,540	161,622,895
Multimanager International Equity Portfolio‡	9,425,321	97,117,723
Multimanager Large Cap Core Equity Portfolio‡	9,905,859	105,860,362
Multimanager Large Cap Value Portfolio‡	16,351,111	170,605,603
Multimanager Mid Cap Growth Portfolio*‡	1,397,415	13,805,033
Multimanager Mid Cap Value Portfolio‡	4,294,119	42,873,727
Multimanager Multi-Sector Bond Portfolio‡	19,541,556	78,913,683
Multimanager Small Cap Growth Portfolio*‡	5,030,485	42,208,104
Multimanager Small Cap Value Portfolio‡	1,482,073	16,874,424

Total Investments (100.0%) (Cost $9,270,076,624)		10,096,993,310
Other Assets Less Liabilities (0.0%)		2,628,609

Net Assets (100%)		$10,099,621,919

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$694,494,803	$63,935,476	$102,977,823	$764,017,023	$9,506,613	$107,736
ATM Large Cap Portfolio	1,315,012,777	54,154,933	243,401,594	1,238,552,396	8,845,603	67,045,986
ATM Mid Cap Portfolio	130,431,000	38,133,104	32,894,548	141,510,718	409,711	14,657,393
ATM Small Cap Portfolio	302,830,571	30,678,068	76,372,616	300,343,915	1,402,135	60,413
EQ/AllianceBernstein Small Cap Growth Portfolio	142,863,753	72,607,697	13,331,150	215,727,493	1,002,790	12,540,292
EQ/AXA Franklin Small Cap Value Core Portfolio	60,890,442	626,678	20,499,991	49,153,627	458,609	(58,151)
EQ/BlackRock Basic Value Equity Portfolio	175,301,178	10,662,330	13,066,751	193,527,869	3,478,020	484,092
EQ/Boston Advisors Equity Income Portfolio	166,137,937	13,229,823	15,413,470	186,575,200	3,945,596	3,260,374
EQ/Core Bond Index Portfolio	1,605,488,580	161,585,996	224,453,909	1,569,797,254	26,745,574	521,735
EQ/Davis New York Venture Portfolio	4,930,923	61,412	—	5,532,581	61,412	—	#

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
EQ/GAMCO Small Company Value Portfolio	$120,554,741	$13,440,719	$9,042,349	$141,164,507	$2,030,448	$3,799,615
EQ/Global Bond PLUS Portfolio	233,097,710	9,646,365	168,262,061	70,144,290	1,167,098	6,311,079
EQ/Global Multi-Sector Equity Portfolio	172,364,071	3,429,442	15,630,353	185,221,280	3,037,281	567,272
EQ/Intermediate Government Bond Portfolio(a)	1,335,021,713	1,114,189,134	264,398,654	2,192,820,418	10,917,280	8,814,931
EQ/International Core PLUS Portfolio	97,908,419	4,765,583	12,129,450	104,243,065	1,745,685	145,225
EQ/International Equity Index Portfolio	54,100,240	751,250	33,153,308	18,648,928	587,376	7,207,421
EQ/International ETF Portfolio	71,293,534	5,040,637	14,719,745	67,972,172	1,951,702	2,942,960
EQ/International Value PLUS Portfolio	63,730,720	4,412,581	4,770,115	73,022,013	1,448,706	190,614
EQ/Large Cap Core PLUS Portfolio	120,166,428	11,771,034	10,892,335	126,735,084	1,746,319	10,421,998
EQ/Large Cap Growth Index Portfolio	123,949,855	1,752,659	28,219,942	95,179,163	1,412,326	18,144,848
EQ/Large Cap Growth PLUS Portfolio	350,113,258	3,229,928	84,844,499	298,562,879	2,497,434	14,617,917
EQ/Large Cap Value PLUS Portfolio	201,439,159	3,352,150	48,576,678	159,927,658	2,903,965	20,934,895
EQ/MFS International Growth Portfolio	205,569,782	76,968,312	24,097,601	304,293,194	3,559,373	24,468
EQ/Mid Cap Index Portfolio	9,678,250	136,828	—	11,359,247	136,828	—
EQ/PIMCO Ultra Short Bond Portfolio	858,496,034	65,592,088	98,454,400	833,583,300	6,795,155	72,999
EQ/Small Company Index Portfolio	21,509,417	1,475,844	4,392,525	19,496,482	335,012	1,748,307
Multimanager Core Bond Portfolio	495,015,451	14,031,245	334,344,505	161,622,895	4,503,233	20,218,183
Multimanager International Equity Portfolio	107,127,492	1,741,728	24,112,173	97,117,723	1,577,853	3,348,556
Multimanager Large Cap Core Equity Portfolio	114,909,701	1,183,835	25,508,097	105,860,362	895,330	23,857
Multimanager Large Cap Value Portfolio	176,501,678	2,865,814	33,818,053	170,605,603	2,473,652	(1,120,428)
Multimanager Mid Cap Growth Portfolio	19,309,825	31,097	7,632,391	13,805,033	—	67,310
Multimanager Mid Cap Value Portfolio	43,718,303	288,919	6,688,101	42,873,727	263,993	426,144
Multimanager Multi-Sector Bond Portfolio	398,661,029	13,632,745	392,779,081	78,913,683	2,013,479	(55,741,840)
Multimanager Small Cap Growth Portfolio	62,738,670	163,875	25,282,388	42,208,104	—	1,428,341
Multimanager Small Cap Value Portfolio	28,764,825	194,350	15,818,573	16,874,424	138,326	(254,627)

	$10,084,122,269	$1,799,763,679	$2,429,979,229	$10,096,993,310	$109,993,917	$162,959,915

#	Rounds to less than $0.50
†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,096,993,310	$—	$10,096,993,310

Total Assets	$—	$10,096,993,310	$—	$10,096,993,310

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,096,993,310	$—	$10,096,993,310

There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

The Portfolio held no derivatives contracts for the year ended December 31, 2012.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,799,763,679
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,485,170,604

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$935,464,681
Aggregate gross unrealized depreciation	(109,039,425)

Net unrealized appreciation	$826,425,256

Federal income tax cost of investments	$9,270,568,054

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,270,076,624)	$10,096,993,310
Cash	2,837,495
Receivable for securities sold	8,723,400
Receivable from Separate Accounts for Trust shares sold	927,221
Dividends, interest and other receivables	569
Other assets	24,452

Total assets	10,109,506,447

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	4,695,954
Distribution fees payable - Class B	1,587,042
Administrative fees payable	1,286,483
Investment management fees payable	1,245,370
Distribution fees payable - Class A	488,660
Trustees’ fees payable	224,587
Accrued expenses	356,432

Total liabilities	9,884,528

NET ASSETS	$10,099,621,919

Net assets were comprised of:
Paid in capital	$11,614,937,345
Accumulated undistributed net investment income (loss)	367,707
Accumulated undistributed net realized gain (loss) on investments	(2,342,599,819)
Net unrealized appreciation (depreciation) on investments	826,916,686

Net assets	$10,099,621,919

Class A
Net asset value, offering and redemption price per share, $2,307,690,348 / 171,597,540 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.45

Class B
Net asset value, offering and redemption price per share, $7,493,390,360 / 560,773,147 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.36

Class K
Net asset value, offering and redemption price per share, $298,541,211 / 22,199,908 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.45

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$109,993,917
Interest	7,210

Total income	110,001,127

EXPENSES
Distribution fees - Class B	19,027,596
Administrative fees	15,403,413
Investment management fees	10,244,053
Distribution fees - Class A	5,831,770
Recoupment fees	1,732,398
Printing and mailing expenses	1,088,729
Custodian fees	209,001
Trustees’ fees	208,796
Professional fees	204,793
Miscellaneous	138,086

Total expenses	54,088,635

NET INVESTMENT INCOME (LOSS)	55,912,492

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities ($55,191,375 of realized gain (loss) from affiliates)	55,736,098
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	107,768,540

Net realized gain (loss)	163,504,638

Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	643,086,591

NET REALIZED AND UNREALIZED GAIN (LOSS)	806,591,229

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$862,503,721

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$55,912,492	$127,907,966
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	163,504,638	230,784,724
Net change in unrealized appreciation (depreciation) on investments	643,086,591	(594,848,256)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	862,503,721	(236,155,566)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(17,906,708)	(42,316,782)
Class B	(58,129,308)	(117,959,998)
Class K†	(3,078,857)	(5,309,542)

	(79,114,873)	(165,586,322)

Distributions from net realized capital gains
Class A	(26,859,684)	(61,298,407)
Class B	(88,063,674)	(187,613,325)
Class K†	(3,500,002)	(3,719,190)

	(118,423,360)	(252,630,922)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(197,538,233)	(418,217,244)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 3,962,336 and 6,342,142 shares, respectively, respectively ]	52,421,807	85,327,328
Capital shares issued in reinvestment of dividends and distributions [ 3,352,245 and 8,206,456 shares, respectively, respectively ]	44,766,392	103,615,189
Capital shares repurchased [ (19,151,627) and (45,345,279) shares, respectively, respectively]	(253,378,712)	(599,731,021	)(y)

Total Class A transactions	(156,190,513)	(410,788,504)

Class B
Capital shares sold [ 18,111,064 and 27,410,657 shares, respectively, respectively ]	237,396,132	367,360,567
Capital shares issued in reinvestment of dividends and distributions [ 11,017,697 and 24,369,926 shares, respectively, respectively ]	146,192,982	305,573,323
Capital shares repurchased [ (66,293,034) and (74,101,733) shares, respectively, respectively ]	(871,904,348)	(989,650,989)

Total Class B transactions	(488,315,234)	(316,717,099)

Class K†
Capital shares sold [ 793,959 and 22,959,044 shares, respectively, respectively ]	10,486,301	298,869,850(y	)
Capital shares issued in reinvestment of dividends and distributions [ 492,211 and 721,265 shares, respectively, respectively ]	6,578,859	9,028,732
Capital shares repurchased [ (2,412,150) and (354,421) shares, respectively, respectively ]	(32,102,510)	(4,490,991)

Total Class K transactions	(15,037,350)	303,407,591

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(659,543,097)	(424,098,012)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,422,391	(1,078,470,822)
NET ASSETS:
Beginning of year	10,094,199,528	11,172,670,350

End of year (a)	$10,099,621,919	$10,094,199,528

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$367,707	$(48,622)

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the AXA Moderate Allocation Portfolio exchanged approximately 22,934,191 Class A shares for approximately 22,934,175 Class K shares. This exchange amounted to approximately $298,555,329.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012		2011		2010		2009		2008
Net asset value, beginning of year	$12.60		$13.45		$12.80		$11.82		$17.10

Income (loss) from investment operations:
Net investment income (loss) (x)	0.07	(e)	0.16	(e)	0.18	(e)	0.23	(e)	0.48	(e)
Net realized and unrealized gain (loss) on investments	1.05		(0.45)		1.11		1.82		(4.57)

Total from investment operations	1.12		(0.29)		1.29		2.05		(4.09)

Less distributions:
Dividends from net investment income	(0.11)		(0.24)		(0.32)		(0.21)		(0.57)
Distributions from net realized gains	(0.16)		(0.32)		(0.32)		(0.86)		(0.62)

Total dividends and distributions	(0.27)		(0.56)		(0.64)		(1.07)		(1.19)

Net asset value, end of year	$13.45		$12.60		$13.45		$12.80		$11.82

Total return	8.85%		(2.14)%		10.14%		17.34%		(24.29)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,307,690		$2,311,825		$2,881,375		$2,775,033		$2,494,212
Ratio of expenses to average net assets:
After waivers (f)	0.54	%(j)	0.25	%(k)	0.23	%(m)	0.21	%(m)	0.10%
Before waivers (f)	0.54%		0.26%		0.27%		0.28%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.54%		1.22%		1.39%		1.85%		3.19%
Before waivers(f)(x)	0.54%		1.21%		1.36%		1.78%		3.02%
Portfolio turnover rate	18%		23%		26%		71%		34%

	Year Ended December 31,
Class B	2012		2011		2010		2009		2008
Net asset value, beginning of year	$12.52		$13.37		$12.72		$11.76		$17.01

Income (loss) from investment operations:
Net investment income (loss) (x)	0.07	(e)	0.15	(e)	0.15	(e)	0.21	(e)	0.48	(e)
Net realized and unrealized gain (loss) on investments	1.03		(0.48)		1.10		1.78		(4.57)

Total from investment operations	1.10		(0.33)		1.25		1.99		(4.09)

Less distributions:
Dividends from net investment income	(0.10)		(0.20)		(0.28)		(0.17)		(0.54)
Distributions from net realized gains	(0.16)		(0.32)		(0.32)		(0.86)		(0.62)

Total dividends and distributions	(0.26)		(0.52)		(0.60)		(1.03)		(1.16)

Net asset value, end of year	$13.36		$12.52		$13.37		$12.72		$11.76

Total return	8.82%		(2.41)%		9.91%		16.95%		(24.46)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,493,390		$7,488,398		$8,291,295		$7,830,939		$5,897,027
Ratio of expenses to average net assets:
After waivers (f)	0.54	%(j)	0.50	%(k)	0.48	%(m)	0.46	%(m)	0.35%
Before waivers (f)	0.54%		0.51%		0.52%		0.53%		0.52	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (f) (x)	0.54%		1.12%		1.16%		1.69%		3.23%
Before waivers(f) (x)	0.54%		1.11%		1.13%		1.62%		3.05%
Portfolio turnover rate	18%		23%		26%		71%		34%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$12.60		$12.97

Income (loss) from investment operations:
Net investment income (loss)(x)	0.11	(e)	0.23	(e)
Net realized and unrealized gain (loss) on investments	1.04		(0.21)

Total from investment operations	1.15		0.02

Less distributions:
Dividends from net investment income	(0.14)		(0.23)
Distributions from net realized gains	(0.16)		(0.16)

Total dividends and distributions	(0.30)		(0.39)

Net asset value, end of period	$13.45		$12.60

Total return (b)	9.12%		0.22%

Ratios/Supplemental Data:
Net assets, end of period (000's)	$298,541		$293,976
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29	%(j)	0.27	%(k)
Before waivers (a)(f)	0.29%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.79%		21.57	%(l)
Before waivers(a)(f)(x)	0.79%		21.57	%(l)
Portfolio turnover rate	18%		23%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class A, 1.15% for Class B and 0.90% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class A, 1.15% for Class B and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class A and 1.15% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

PORTFOLIO ADVISER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	Since Incept.
Portfolio – Class A Shares*	11.50%	(0.14)%	5.40%
Portfolio – Class B Shares*	11.50	(0.34)	5.16
Portfolio – Class K Shares**	11.78	N/A	10.99
S&P 500 Index	16.00	1.66	6.10
Barclays Intermediate U.S. Government Bond Index†	1.73	4.51	4.35
Barclays U.S. Aggregate Bond Index	4.21	5.95	5.46
MSCI EAFE Index	17.32	(3.69)	7.43
25% Barclays Intermediate U.S. Government Bond Index/20% VMI-Intl/12% VMI-MCC/28% VMI-LCC/10% VMI-SCC/5% Bank of America Merrill Lynch 3-Month Treasury Bill Index††	12.07	4.15	7.68

†    In 2012, the Investment Manager revised the Portfolio’s benchmark indices to be the Barclays Intermediate U.S. Government Bond Index because the Investment Manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Accordingly, the Barclays U.S. Aggregate Bond Index and MSCI EAFE Index are no longer benchmarks of the Portfolio.

†† The hypothetical composite index was added by the Investment Manager in 2012 and shows how the Portfolio’s performance compared with the returns of asset classes in which the Portfolio may invest and with the returns of volatility managed indices.

*    Date of inception 7/31/03.

**   Date of inception 12/1/11.

      Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 11.50% for the year ended December 31, 2012. This compares to the returns of the following broad market benchmarks: S&P 500 Index 16.00%, the Barclays Intermediate U.S. Government Bond Index 1.73%, and the 25% Barclays Intermediate U.S. Government Bond Index/20% VMI-Intl/12% VMI-MCC/28% VMI-LCC/10% VMI-SCC/5% Bank of America Merrill Lynch 3-Month Treasury Bill Index 12.07%.

Portfolio Highlights

As of 12/31/2012, the Portfolio’s equity allocation consisted of large cap growth stocks (13.6%), large cap value stocks (14.2%), international stocks (21.0%) and small and mid cap stocks (21.9%).

As of 12/31/2012, the Portfolio’s fixed income allocation consisted of investment grade bonds (29.3%).

In line with broad market performance, the Portfolio’s holdings in U.S. and international equities offered attractive returns in 2012 as the global economy began to regain its footing, at least fitfully, after the financial crisis of 2008. But the Portfolio’s modest allocation to bonds, which were very high-quality and relatively short duration, hurt performance, as lower-quality issuers rose in response to a perceived reduction in global credit risk. The Portfolio performed in line with its hypothetical composite benchmark, which includes volatility managed indexes, as there was subdued volatility in the stock market in 2012.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2012
ATM Large Cap Portfolio	17.0%
EQ/Intermediate Government Bond Portfolio	13.2
ATM International Portfolio	9.8
EQ/Core Bond Index Portfolio	9.2
ATM Small Cap Portfolio	5.1
EQ/PIMCO Ultra Short Bond Portfolio	4.9
EQ/Large Cap Growth PLUS Portfolio	3.7
EQ/MFS International Growth Portfolio	3.6
EQ/AllianceBernstein Small Cap Growth Portfolio	3.4
EQ/Large Cap Value PLUS Portfolio	2.7
Multimanager Large Cap Value Portfolio	2.6
EQ/BlackRock Basic Value Equity Portfolio	2.2
Multimanager Large Cap Core Equity Portfolio	2.2
EQ/Global Multi-Sector Equity Portfolio	2.0
EQ/Boston Advisors Equity Income Portfolio	2.0
ATM Mid Cap Portfolio	1.9
EQ/Large Cap Growth Index Portfolio	1.6
EQ/GAMCO Small Company Value Portfolio	1.5
EQ/Large Cap Core PLUS Portfolio	1.5
Multimanager International Equity Portfolio	1.4
EQ/International Core PLUS Portfolio	1.4
Multimanager Small Cap Growth Portfolio	1.2
EQ/International Value PLUS Portfolio	1.1
Multimanager Core Bond Portfolio	0.9
EQ/International ETF Portfolio	0.9
EQ/AXA Franklin Small Cap Value Core Portfolio	0.8
Multimanager Small Cap Value Portfolio	0.6
EQ/International Equity Index Portfolio	0.6
Multimanager Multi-Sector Bond Portfolio	0.5
EQ/Small Company Index Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.1
EQ/Mid Cap Index Portfolio	0.1
Multimanager Mid Cap Growth Portfolio	0.1
EQ/Davis New York Venture Portfolio	0.0	#

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,059.90	$2.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.54	2.63
Class B
Actual	1,000.00	1,058.90	2.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.54	2.63
Class K
Actual	1,000.00	1,060.50	1.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.79	1.36

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	114,633,546	$1,093,126,496
ATM Large Cap Portfolio‡	167,459,336	1,895,473,199
ATM Mid Cap Portfolio‡	21,325,594	208,010,564
ATM Small Cap Portfolio‡	49,464,789	567,426,130
EQ/AllianceBernstein Small Cap Growth Portfolio‡	22,057,845	376,293,852
EQ/AXA Franklin Small Cap Value Core Portfolio‡	8,638,306	92,440,979
EQ/BlackRock Basic Value Equity Portfolio‡	16,595,147	242,313,249
EQ/Boston Advisors Equity Income Portfolio‡	37,423,039	219,237,306
EQ/Core Bond Index Portfolio‡	101,092,379	1,025,836,360
EQ/Davis New York Venture Portfolio‡	468,744	4,810,940
EQ/GAMCO Small Company Value Portfolio‡	4,041,447	170,594,585
EQ/Global Multi-Sector Equity Portfolio‡	17,945,996	222,284,422
EQ/Intermediate Government Bond Portfolio‡	140,984,138	1,465,710,126
EQ/International Core PLUS Portfolio‡	17,432,753	154,280,569
EQ/International Equity Index Portfolio‡	7,791,353	64,197,177
EQ/International ETF Portfolio‡	15,584,573	99,160,945
EQ/International Value PLUS Portfolio‡	11,585,685	128,068,483
EQ/Large Cap Core PLUS Portfolio‡	23,828,793	164,965,351
EQ/Large Cap Growth Index Portfolio‡	18,154,000	182,196,403
EQ/Large Cap Growth PLUS Portfolio‡	22,331,903	412,190,452
EQ/Large Cap Value PLUS Portfolio‡	27,555,411	300,189,457

EQ/MFS International Growth Portfolio‡	60,792,276	$402,165,649
EQ/Mid Cap Index Portfolio‡	1,196,368	11,323,755
EQ/PIMCO Ultra Short Bond Portfolio‡	54,426,208	542,435,705
EQ/Small Company Index Portfolio‡	2,005,863	19,476,541
Multimanager Core Bond Portfolio‡	9,669,687	99,483,674
Multimanager International Equity Portfolio‡	15,134,060	155,940,093
Multimanager Large Cap Core Equity Portfolio‡	22,633,667	241,877,883
Multimanager Large Cap Value Portfolio‡	27,697,253	288,989,931
Multimanager Mid Cap Growth Portfolio*‡	1,111,425	10,979,740
Multimanager Mid Cap Value Portfolio‡	1,283,644	12,816,274
Multimanager Multi-Sector Bond Portfolio‡	13,464,736	54,373,965
Multimanager Small Cap Growth Portfolio*‡	16,228,709	136,166,399
Multimanager Small Cap Value Portfolio‡	6,255,059	71,218,145

Total Investments (100.0%) (Cost $9,822,621,020)		11,136,054,799
Other Assets Less Liabilities (0.0%)		(1,679,637)

Net Assets (100%)		$11,134,375,162

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$996,986,921	$59,582,412	$114,217,014	$1,093,126,496	$13,589,271	$(84,900)
ATM Large Cap Portfolio	1,955,002,146	80,371,574	310,043,140	1,895,473,199	13,525,780	101,484,907
ATM Mid Cap Portfolio	268,105,981	22,532,038	99,191,592	208,010,564	600,966	21,519,871
ATM Small Cap Portfolio	524,293,480	53,151,286	89,391,047	567,426,130	2,645,915	121,008
EQ/AllianceBernstein Small Cap Growth Portfolio	277,084,431	102,202,675	28,526,693	376,293,852	1,748,202	21,850,076
EQ/AXA Franklin Small Cap Value Core Portfolio	89,664,579	962,288	11,494,971	92,440,979	860,428	210,887
EQ/BlackRock Basic Value Equity Portfolio	233,660,532	4,535,457	22,349,197	242,313,249	4,353,269	653,287
EQ/Boston Advisors Equity Income Portfolio	208,192,805	7,265,252	21,982,512	219,237,306	4,636,155	5,565,883
EQ/Core Bond Index Portfolio	1,337,534,730	100,644,352	434,409,518	1,025,836,360	17,461,341	(2,511,558)
EQ/Davis New York Venture Portfolio	4,287,759	53,401	—	4,810,940	53,401	—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
EQ/GAMCO Small Company Value Portfolio	$124,245,458	$48,164,006	$20,087,373	$170,594,585	$2,455,019	$4,728,608
EQ/Global Multi-Sector Equity Portfolio	210,784,383	3,847,575	23,545,628	222,284,422	3,643,854	(133,912)
EQ/Intermediate Government Bond Portfolio(a)	727,506,618	938,294,717	205,144,111	1,465,710,126	7,288,025	5,943,851
EQ/International Core PLUS Portfolio	140,112,641	6,201,977	12,160,613	154,280,569	2,578,583	(45,523)
EQ/International Equity Index Portfolio	113,771,575	2,113,304	48,242,997	64,197,177	2,011,444	12,062,861
EQ/International ETF Portfolio	110,385,398	7,197,252	27,868,713	99,160,945	2,841,410	4,291,126
EQ/International Value PLUS Portfolio	113,863,798	6,136,886	9,273,356	128,068,483	2,538,957	(84,731)
EQ/Large Cap Core PLUS Portfolio	163,379,128	15,098,062	21,297,350	164,965,351	2,271,192	13,935,516
EQ/Large Cap Growth Index Portfolio	228,709,209	2,929,512	44,373,236	182,196,403	2,696,394	33,982,177
EQ/Large Cap Growth PLUS Portfolio	448,359,304	3,955,024	75,854,124	412,190,452	3,445,721	22,675,165
EQ/Large Cap Value PLUS Portfolio	339,928,855	5,747,730	65,175,287	300,189,457	5,442,149	23,442,287
EQ/MFS International Growth Portfolio	272,607,109	108,971,561	38,712,757	402,165,649	4,701,183	620,820
EQ/Mid Cap Index Portfolio	9,648,011	136,401	—	11,323,755	136,401	—
EQ/PIMCO Ultra Short Bond Portfolio	552,751,279	65,927,077	81,357,618	542,435,705	4,417,773	71,671
EQ/Small Company Index Portfolio	16,814,472	1,474,335	—	19,476,541	334,670	1,139,665
Multimanager Core Bond Portfolio	430,294,528	21,968,987	341,857,587	99,483,674	2,644,604	15,443,232
Multimanager International Equity Portfolio	142,919,990	2,615,893	11,866,730	155,940,093	2,514,032	(160,872)
Multimanager Large Cap Core Equity Portfolio	243,318,850	2,267,247	36,365,684	241,877,883	2,038,060	(27,504)
Multimanager Large Cap Value Portfolio	295,071,038	4,412,571	52,316,205	288,989,931	4,183,385	(1,978,025)
Multimanager Mid Cap Growth Portfolio	16,927,863	12,920	7,065,277	10,979,740	—	680,261
Multimanager Mid Cap Value Portfolio	11,279,312	87,332	166,449	12,816,274	78,719	(2,757)
Multimanager Multi-Sector Bond Portfolio	135,515,802	10,609,452	91,958,793	54,373,965	1,386,254	1,851,985
Multimanager Small Cap Growth Portfolio	161,096,383	148,859	38,814,485	136,166,399	—	4,227,068
Multimanager Small Cap Value Portfolio	111,321,790	670,895	69,417,963	71,218,145	580,829	(15,013,806)

	$11,015,426,158	$1,690,290,310	$2,454,528,020	$11,136,054,799	$119,703,386	$276,458,624

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,136,054,799	$—	$11,136,054,799

Total Assets	$—	$11,136,054,799	$—	$11,136,054,799

Total Liabilities	$—	$—	$—	$—

Total	$—	$11,136,054,799	$—	$11,136,054,799

There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

The Portfolio held no derivatives contracts during the year ended December 31, 2012.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,690,290,310
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,587,499,779

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,417,100,200
Aggregate gross unrealized depreciation	(103,996,709)

Net unrealized appreciation	$1,313,103,491

Federal income tax cost of investments	$9,822,951,308

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,822,621,020)	$11,136,054,799
Cash	2,030,646
Receivable for securities sold	8,523,355
Receivable from Separate Accounts for Trust shares sold	637,811
Dividends, interest and other receivables	506
Other assets	21,636

Total assets	11,147,268,753

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	7,624,068
Distribution fees payable - Class B	2,286,997
Administrative fees payable	1,413,694
Investment management fees payable	935,924
Trustees’ fees payable	128,607
Distribution fees payable - Class A	48,520
Accrued expenses	455,781

Total liabilities	12,893,591

NET ASSETS	$11,134,375,162

Net assets were comprised of:
Paid in capital	$13,675,664,658
Accumulated undistributed net investment income (loss)	722,890
Accumulated undistributed net realized gain (loss) on investments	(3,855,446,165)
Net unrealized appreciation (depreciation) on investments	1,313,433,779

Net assets	$11,134,375,162

Class A
Net asset value, offering and redemption price per share, $230,680,423 / 22,457,380 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.27

Class B
Net asset value, offering and redemption price per share, $10,828,078,971 / 1,053,853,185 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.27

Class K
Net asset value, offering and redemption price per share, $75,615,768 / 7,361,358 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.27

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$119,703,386
Interest	6,326

Total income	119,709,712

EXPENSES
Distribution fees - Class B	27,388,535
Administrative fees	16,926,056
Investment management fees	11,242,527
Printing and mailing expenses	1,176,496
Distribution fees - Class A	578,372
Trustees’ fees	229,232
Professional fees	216,416
Custodian fees	167,101
Miscellaneous	154,011

Total expenses	58,078,746

NET INVESTMENT INCOME (LOSS)	61,630,966

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	132,971,759
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	143,486,865

Net realized gain (loss)	276,458,624

Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	884,866,351

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,161,324,975

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,222,955,941

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$61,630,966	$113,742,716
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	276,458,624	266,356,373
Net change in unrealized appreciation (depreciation) on investments	884,866,351	(959,057,865)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,222,955,941	(578,958,776)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(1,800,443)	(4,006,170)
Class B	(84,860,266)	(161,339,663)
Class K†	(784,113)	(1,259,760)

	(87,444,822)	(166,605,593)

Distributions from net realized capital gains
Class A	(3,555,919)	(7,128,268)
Class B	(167,478,204)	(293,705,917)
Class K†	(1,171,020)	(1,069,426)

	(172,205,143)	(301,903,611)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(259,649,965)	(468,509,204)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,212,730 and 4,335,529 shares, respectively]	22,243,219	44,756,707
Capital shares issued in reinvestment of dividends and distributions [ 524,964 and 1,180,300 shares, respectively]	5,356,362	11,134,438
Capital shares repurchased [ (4,389,997) and (12,772,093) shares, respectively]	(44,153,881)	(127,274,397	)(y)

Total Class A transactions	(16,554,300)	(71,383,252)

Class B
Capital shares sold [ 16,666,969 and 33,492,104 shares, respectively]	167,146,756	347,698,103
Capital shares issued in reinvestment of dividends and distributions [ 24,724,479 and 48,297,080 shares, respectively]	252,338,470	455,045,580
Capital shares repurchased [ (123,982,677) and (127,407,546) shares, respectively]	(1,247,590,949)	(1,305,264,990)

Total Class B transactions	(828,105,723)	(502,521,307)

Class K†
Capital shares sold [ 459,800 and 7,456,178 shares, respectively]	4,629,950	72,909,997	(y)
Capital shares issued in reinvestment of dividends and distributions [ 191,528 and 249,168 shares, respectively]	1,955,133	2,329,186
Capital shares repurchased [ (886,582) and (108,734) shares, respectively]	(8,948,988)	(1,032,893)

Total Class K transactions	(2,363,905)	74,206,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(847,023,928)	(499,698,269)

TOTAL INCREASE (DECREASE) IN NET ASSETS	116,282,048	(1,547,166,249)
NET ASSETS:
Beginning of year	11,018,093,114	12,565,259,363

End of year (a)	$11,134,375,162	$11,018,093,114

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$722,890	$94,158

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the AXA Moderate-Plus Allocation Portfolio exchanged approximately 7,426,617 Class A shares for approximately 7,426,557 Class K shares. This exchange amounted to approximately $72,627,801.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012		2011		2010		2009		2008
Net asset value, beginning of year	$9.43		$10.35		$9.70		$8.76		$13.95

Income (loss) from investment operations:
Net investment income (loss) (x)	0.06	(e)	0.09	(e)	0.10	(e)	0.15	(e)	0.25 (e)
Net realized and unrealized gain (loss) on investments	1.02		(0.58)		1.03		1.80		(4.55)

Total from investment operations	1.08		(0.49)		1.13		1.95		(4.30)

Less distributions:
Dividends from net investment income	(0.08)		(0.17)		(0.20)		(0.15)		(0.28)
Distributions from net realized gains	(0.16)		(0.26)		(0.28)		(0.86)		(0.61)

Total dividends and distributions	(0.24)		(0.43)		(0.48)		(1.01)		(0.89)

Net asset value, end of year	$10.27		$9.43		$10.35		$9.70		$8.76

Total return	11.50%		(4.65)%		11.69%		22.34%		(31.63)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$230,680		$227,348		$324,712		$283,013		$225,734
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.27	%(k)	0.26	%(m)	0.23	%(m)	0.10%
Before waivers (f)	0.52%		0.27%		0.27%		0.28%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.55%		0.92%		1.01%		1.57%		2.17%
Before waivers(f)(x)	0.55%		0.92%		1.00%		1.52%		2.00%
Portfolio turnover rate	15%		16%		20%		88%		35%

	Year Ended December 31,
Class B	2012		2011		2010		2009		2008
Net asset value, beginning of year	$9.43		$10.36		$9.70		$8.76		$13.95

Income (loss) from investment operations:
Net investment income (loss) (x)	0.05	(e)	0.10	(e)	0.07	(e)	0.12	(e)	0.21 (e)
Net realized and unrealized gain (loss) on investments	1.03		(0.62)		1.04		1.81		(4.54)

Total from investment operations	1.08		(0.52)		1.11		1.93		(4.33)

Less distributions:
Dividends from net investment income	(0.08)		(0.15)		(0.17)		(0.13)		(0.25)
Distributions from net realized gains	(0.16)		(0.26)		(0.28)		(0.86)		(0.61)

Total dividends and distributions	(0.24)		(0.41)		(0.45)		(0.99)		(0.86)

Net asset value, end of year	$10.27		$9.43		$10.36		$9.70		$8.76

Total return	11.50%		(4.98)%		11.52%		22.03%		(31.81)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,828,079		$10,719,111		$12,240,547		$11,531,037		$8,914,572
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.52	%(k)	0.51	%(m)	0.48	%(m)	0.35%
Before waivers (f)	0.52%		0.52%		0.52%		0.53%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.55%		0.93%		0.73%		1.31%		1.83%
Before waivers(f)(x)	0.55%		0.93%		0.72%		1.26%		1.65%
Portfolio turnover rate	15%		16%		20%		88%		35%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$9.43		$9.73

Income (loss) from investment operations:
Net investment income (loss) (x)	0.08	(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	1.03		(0.15)

Total from investment operations	1.11		0.01

Less distributions:
Dividends from net investment income	(0.11)		(0.17)
Distributions from net realized gains	(0.16)		(0.14)

Total dividends and distributions	(0.27)		(0.31)

Net asset value, end of period	$10.27		$9.43

Total return (b)	11.78%		0.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75,616		$71,635
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.26	%(k)
Before waivers (a)(f)	0.27%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.81%		20.10	%(l)
Before waivers(a)(f)(x)	0.81%		20.10	%(l)
Portfolio turnover rate	15%		16%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class A, 1.19% for Class B and 0.93% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class A and 1.20% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

PORTFOLIO ADVISER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	Since Incept.
Portfolio – Class A Shares*	14.15%	(1.37)%	5.20%
Portfolio – Class B Shares*	14.15	(1.57)	4.97
Portfolio – Class K Shares**	14.44	N/A	13.36
S&P 500 Index	16.00	1.66	6.10
Barclays Intermediate U.S. Government Bond Index†	1.73	4.51	4.35
Barclays U.S. Aggregate Bond Index	4.21	5.95	5.46
MSCI EAFE Index	17.32	(3.69)	7.43
8% Barclays Intermediate U.S. Government Bond Index/25% VMI-Intl/14% VMI-MCC/39% VMI-LCC/12% VMI-SCC/2% Bank of America Merrill Lynch 3-Month Treasury Bill Index††	15.08	3.90	8.49

†  In 2012, the Investment Manager revised the Portfolio’s benchmark indices to be the Barclays Intermediate U.S. Government Bond Index because the Investment Manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Accordingly, the Barclays U.S. Aggregate Bond Index and MSCI EAFE Index are no longer benchmarks of the Portfolio.

††The hypothetical composite index was added by the Investment Manager in 2012 and shows how the Portfolio’s performance compared with the returns of asset classes in which the Portfolio may invest and with the returns of volatility managed indices.

*   Date of inception 7/31/03.

** Date of inception 12/1/11.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 14.15% for the year ended December 31, 2012. This compares to the returns of the following broad market benchmarks: S&P 500 Index 16.00%, the Barclays Intermediate U.S. Government Bond Index 1.73%, and the 8% Barclays Intermediate U.S. Government Bond Index/25% VMI-Intl/14% VMI-MCC/39% VMI-LCC/12% VMI-SCC/2% Bank of America Merrill Lynch 3-Month Treasury Bill Index 15.08%.

Portfolio Highlights

As of 12/31/2012, the Portfolio’s equity allocation consisted of large cap growth stocks (18.5%), large cap value stocks (19.4%), international stocks (25.8%) and small and mid cap stocks (26.9%).

As of 12/31/2012, the Portfolio’s fixed income allocation consisted of investment grade bonds (9.4%).

In line with broad market performance, the Portfolio’s holdings in U.S. and international equities offered attractive returns in 2012 as the global economy began to regain its footing, at least fitfully, after the financial crisis of 2008. But the Portfolio’s minimal allocation to bonds, which were very high-quality and relatively short duration, hurt performance, as lower-quality issuers rose in response to a perceived reduction in global credit risk. The Portfolio performed in line with its hypothetical composite benchmark, which includes volatility managed indexes, as there was subdued volatility in the stock market in 2012.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2012
ATM Large Cap Portfolio	22.7%
ATM International Portfolio	10.8
ATM Small Cap Portfolio	5.7
EQ/Large Cap Value PLUS Portfolio	5.2
EQ/MFS International Growth Portfolio	4.9
Multimanager Large Cap Value Portfolio	4.8
EQ/Large Cap Growth PLUS Portfolio	4.5
EQ/Intermediate Government Bond Portfolio	3.8
EQ/AllianceBernstein Small Cap Growth Portfolio	3.1
EQ/Large Cap Growth Index Portfolio	3.1
Multimanager Large Cap Core Equity Portfolio	2.9
EQ/GAMCO Small Company Value Portfolio	2.9
EQ/Core Bond Index Portfolio	2.8
EQ/International Value PLUS Portfolio	2.2
EQ/Global Multi-Sector Equity Portfolio	2.2
EQ/BlackRock Basic Value Equity Portfolio	2.0
ATM Mid Cap Portfolio	2.0
EQ/Large Cap Core PLUS Portfolio	1.8
Multimanager Small Cap Growth Portfolio	1.7
EQ/International Equity Index Portfolio	1.6
EQ/International Core PLUS Portfolio	1.5
EQ/Boston Advisors Equity Income Portfolio	1.5
EQ/PIMCO Ultra Short Bond Portfolio	1.5
EQ/AXA Franklin Small Cap Value Core Portfolio	1.2
Multimanager International Equity Portfolio	1.1
EQ/International ETF Portfolio	1.0
Multimanager Core Bond Portfolio	0.3
Multimanager Mid Cap Growth Portfolio	0.2
Multimanager Multi-Sector Bond Portfolio	0.2
EQ/Small Company Index Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
EQ/Mid Cap Index Portfolio	0.2
Multimanager Small Cap Value Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,073.90	$2.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.51	2.66
Class B
Actual	1,000.00	1,073.90	2.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.51	2.66
Class K
Actual	1,000.00	1,074.40	1.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.76	1.39

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	37,489,265	$357,491,420
ATM Large Cap Portfolio‡	66,066,363	747,805,547
ATM Mid Cap Portfolio‡	6,911,973	67,419,616
ATM Small Cap Portfolio‡	16,314,872	187,153,020
EQ/AllianceBernstein Small Cap Growth Portfolio‡	6,102,855	104,111,115
EQ/AXA Franklin Small Cap Value Core Portfolio‡	3,581,056	38,321,901
EQ/BlackRock Basic Value Equity Portfolio‡	4,625,927	67,545,248
EQ/Boston Advisors Equity Income Portfolio‡	8,357,757	48,962,675
EQ/Core Bond Index Portfolio‡	9,033,154	91,664,058
EQ/GAMCO Small Company Value Portfolio‡	2,236,782	94,417,384
EQ/Global Multi-Sector Equity Portfolio‡	5,746,905	71,182,870
EQ/Intermediate Government Bond Portfolio‡	12,160,064	126,419,396
EQ/International Core PLUS Portfolio‡	5,680,265	50,270,575
EQ/International Equity Index Portfolio‡	6,237,717	51,395,932
EQ/International ETF Portfolio‡	5,388,831	34,287,856
EQ/International Value PLUS Portfolio‡	6,706,849	74,137,700
EQ/Large Cap Core PLUS Portfolio‡	8,625,352	59,712,812
EQ/Large Cap Growth Index Portfolio‡	10,134,770	101,714,149
EQ/Large Cap Growth PLUS Portfolio‡	7,997,775	147,618,702
EQ/Large Cap Value PLUS Portfolio‡	15,648,788	170,478,358
EQ/MFS International Growth Portfolio‡	24,630,751	162,942,447

EQ/Mid Cap Index Portfolio‡	597,375	$5,654,217
EQ/PIMCO Ultra Short Bond Portfolio‡	4,838,262	48,220,261
EQ/Small Company Index Portfolio‡	630,920	6,126,109
Multimanager Core Bond Portfolio‡	1,037,708	10,676,152
Multimanager International Equity Portfolio‡	3,447,030	35,517,905
Multimanager Large Cap Core Equity Portfolio‡	9,100,888	97,257,930
Multimanager Large Cap Value Portfolio‡	15,118,439	157,744,047
Multimanager Mid Cap Growth Portfolio*‡	656,627	6,486,806
Multimanager Mid Cap Value Portfolio‡	590,500	5,895,718
Multimanager Multi-Sector Bond Portfolio‡	1,558,459	6,293,447
Multimanager Small Cap Growth Portfolio*‡	6,791,444	56,983,369
Multimanager Small Cap Value Portfolio‡	476,795	5,428,636

Total Investments (99.8%) (Cost $2,768,352,301)		3,297,337,378
Other Assets Less Liabilities (0.2%)		5,499,619

Net Assets (100%)		$3,302,836,997

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
ATM International Portfolio	$328,327,692	$29,556,761	$48,211,301	$357,491,420	$4,444,053	$62,864
ATM Large Cap Portfolio	740,962,246	40,566,675	103,150,548	747,805,547	5,333,706	33,239,255
ATM Mid Cap Portfolio	99,548,247	7,861,382	46,597,451	67,419,616	194,697	7,113,713
ATM Small Cap Portfolio	192,775,299	8,433,318	41,500,117	187,153,020	872,585	357,110
EQ/AllianceBernstein Small Cap Growth Portfolio	87,422,409	20,130,967	10,832,395	104,111,115	483,761	6,419,108
EQ/AXA Franklin Small Cap Value Core Portfolio	39,034,978	970,447	7,347,547	38,321,901	356,572	116,964
EQ/BlackRock Basic Value Equity Portfolio	67,705,276	2,234,389	8,693,639	67,545,248	1,214,183	1,483,784
EQ/Boston Advisors Equity Income Portfolio	48,110,900	2,352,223	6,881,432	48,962,675	1,036,509	1,794,314
EQ/Core Bond Index Portfolio	133,628,309	6,445,504	49,899,219	91,664,058	1,559,905	378,576

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
EQ/GAMCO Small Company Value Portfolio	$79,910,326	$12,175,577	$8,074,527	$94,417,384	$1,357,069	$2,894,935
EQ/Global Multi-Sector Equity Portfolio	63,229,246	5,984,234	7,588,714	71,182,870	1,165,733	30,634
EQ/Intermediate Government Bond Portfolio(a)	51,025,458	88,992,024	14,040,639	126,419,396	629,479	536,068
EQ/International Core PLUS Portfolio	35,865,538	13,804,357	4,913,611	50,270,575	840,178	(1,927)
EQ/International Equity Index Portfolio	48,317,982	2,222,352	4,239,968	51,395,932	1,605,557	821,306
EQ/International ETF Portfolio	32,210,099	2,859,069	3,820,569	34,287,856	980,890	1,458,033
EQ/International Value PLUS Portfolio	66,415,246	2,035,239	4,283,262	74,137,700	1,468,140	(24,816)
EQ/Large Cap Core PLUS Portfolio	63,341,261	6,227,179	12,974,486	59,712,812	821,925	5,231,617
EQ/Large Cap Growth Index Portfolio	106,359,874	2,730,052	15,065,965	101,714,149	1,502,302	6,363,057
EQ/Large Cap Growth PLUS Portfolio	152,150,759	3,843,831	20,435,903	147,618,702	1,233,401	7,524,151
EQ/Large Cap Value PLUS Portfolio	175,976,873	4,878,870	25,946,132	170,478,358	3,086,941	7,394,575
EQ/MFS International Growth Portfolio	112,145,717	46,134,642	18,019,794	162,942,447	1,904,089	131,034
EQ/Mid Cap Index Portfolio	4,817,479	68,108	—	5,654,217	68,108	—
EQ/PIMCO Ultra Short Bond Portfolio	52,930,662	2,006,478	7,212,728	48,220,261	392,603	1,783
EQ/Small Company Index Portfolio	5,288,788	463,734	—	6,126,109	105,266	358,468
Multimanager Core Bond Portfolio	38,716,759	3,289,911	30,154,485	10,676,152	265,576	1,615,751
Multimanager International Equity Portfolio	34,057,885	1,085,302	4,812,832	35,517,905	573,739	(50,739)
Multimanager Large Cap Core Equity Portfolio	93,319,750	1,996,786	10,626,642	97,257,930	818,732	(447)
Multimanager Large Cap Value Portfolio	145,451,430	3,508,568	11,438,167	157,744,047	2,280,818	(9,145)
Multimanager Mid Cap Growth Portfolio	5,659,251	31,570	87,045	6,486,806	—	2,710
Multimanager Mid Cap Value Portfolio	5,158,733	57,258	59,683	5,895,718	36,212	153
Multimanager Multi-Sector Bond Portfolio	11,430,071	2,868,004	8,009,466	6,293,447	160,459	202,134
Multimanager Small Cap Growth Portfolio	58,295,987	666,491	8,363,569	56,983,369	—	250,534
Multimanager Small Cap Value Portfolio	5,327,599	94,087	743,026	5,428,636	44,391	59,802

	$3,184,918,129	$326,575,389	$544,024,862	$3,297,337,378	$36,837,579	$85,755,359

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,297,337,378	$—	$3,297,337,378

Total Assets	$—	$3,297,337,378	$—	$3,297,337,378

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,297,337,378	$—	$3,297,337,378

There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

The Portfolio held no derivatives contracts for the year ended December 31, 2012.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$326,575,389
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$580,747,426

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$562,355,682
Aggregate gross unrealized depreciation	(34,005,478)

Net unrealized appreciation	$528,350,204

Federal income tax cost of investments	$2,768,987,174

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,768,352,301)	$3,297,337,378
Cash	6,505,081
Receivable for securities sold	1,915,556
Receivable from Separate Accounts for Trust shares sold	786,933
Dividends, interest and other receivables	621
Other assets	6,092

Total assets	3,306,551,661

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,098,100
Distribution fees payable - Class B	673,845
Administrative fees payable	419,967
Investment management fees payable	278,136
Trustees’ fees payable	35,899
Distribution fees payable - Class A	15,696
Accrued expenses	193,021

Total liabilities	3,714,664

NET ASSETS	$3,302,836,997

Net assets were comprised of:
Paid in capital	$4,285,821,219
Accumulated undistributed net investment income (loss)	295,952
Accumulated undistributed net realized gain (loss) on investments	(1,512,265,251)
Net unrealized appreciation (depreciation) on investments	528,985,077

Net assets	$3,302,836,997

Class A
Net asset value, offering and redemption price per share, $75,338,337 / 7,577,631 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.94

Class B
Net asset value, offering and redemption price per share, $3,199,857,820 / 321,806,893 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.94

Class K
Net asset value, offering and redemption price per share, $27,640,840 / 2,780,102 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.94

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$36,837,579
Interest	6,585

Total income	36,844,164

EXPENSES
Distribution fees - Class B	8,010,007
Administrative fees	4,992,563
Investment management fees	3,306,627
Printing and mailing expenses	343,054
Distribution fees - Class A	189,286
Custodian fees	181,002
Professional fees	96,156
Trustees’ fees	67,038
Miscellaneous	46,293

Total expenses	17,232,026

NET INVESTMENT INCOME (LOSS)	19,612,138

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	36,722,564
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	49,032,795

Net realized gain (loss)	85,755,359

Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	329,868,722

NET REALIZED AND UNREALIZED GAIN (LOSS)	415,624,081

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$435,236,219

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,612,138	$25,678,002
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	85,755,359	78,454,463
Net change in unrealized appreciation (depreciation) on investments	329,868,722	(367,169,590)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	435,236,219	(263,037,125)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(627,999)	(1,210,418)
Class B	(26,795,118)	(43,050,855)
Class K†	(300,484)	(465,275)

	(27,723,601)	(44,726,548)

Distributions from net realized capital gains
Class A	(995,120)	(2,334,333)
Class B	(42,181,053)	(82,784,301)
Class K†	(361,328)	(426,476)

	(43,537,501)	(85,545,110)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(71,261,102)	(130,271,658)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,106,567 and 1,861,662 shares, respectively]	10,716,033	18,575,568
Capital shares issued in reinvestment of dividends and distributions [ 164,722 and 399,279 shares, respectively]	1,623,119	3,544,751
Capital shares repurchased [ (1,886,207) and (5,463,824) shares, respectively]	(18,240,847)	(51,694,414	)(y)

Total Class A transactions	(5,901,695)	(29,574,095)

Class B
Capital shares sold [ 15,279,813 and 30,099,662 shares, respectively]	147,160,201	300,404,981
Capital shares issued in reinvestment of dividends and distributions [ 6,998,392 and 14,196,753 shares, respectively]	68,976,171	125,835,156
Capital shares repurchased [ (47,429,321) and (54,298,554) shares, respectively]	(457,117,028)	(535,569,263)

Total Class B transactions	(240,980,656)	(109,329,126)

Class K†
Capital shares sold [ 269,955 and 3,109,150 shares, respectively]	2,598,192	28,712,168	(y)
Capital shares issued in reinvestment of dividends and distributions [ 67,112 and 101,291 shares, respectively]	661,812	891,751
Capital shares repurchased [ (473,172) and (294,234) shares, respectively]	(4,588,711)	(2,618,969)

Total Class K transactions	(1,328,707)	26,984,950

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(248,211,058)	(111,918,271)

TOTAL INCREASE (DECREASE) IN NET ASSETS	115,764,059	(505,227,054)
NET ASSETS:
Beginning of year	3,187,072,938	3,692,299,992

End of year (a)	$3,302,836,997	$3,187,072,938

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$295,952	$3,157

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the AXA Aggressive Allocation Portfolio exchanged approximately 3,092,346 Class A shares for approximately 3,092,354 Class K shares. This exchange amounted to approximately $28,560,857.

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012		2011		2010		2009		2008
Net asset value, beginning of year	$8.90		$10.02		$9.20		$8.15		$14.68

Income (loss) from investment operations:
Net investment income (loss) (x)	0.06	(e)	0.07	(e)	0.06	(e)	0.10	(e)	0.15 (e)
Net realized and unrealized gain (loss) on investments	1.19		(0.80)		1.16		2.15		(5.71)

Total from investment operations	1.25		(0.73)		1.22		2.25		(5.56)

Less distributions:
Dividends from net investment income	(0.08)		(0.15)		(0.18)		(0.12)		(0.19)
Distributions from net realized gains	(0.13)		(0.24)		(0.22)		(1.08)		(0.78)

Total dividends and distributions	(0.21)		(0.39)		(0.40)		(1.20)		(0.97)

Net asset value, end of year	$9.94		$8.90		$10.02		$9.20		$8.15

Total return	14.15%		(7.19)%		13.33%		27.56%		(39.05)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$75,338		$72,908		$114,201		$97,335		$75,827
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.29	%(k)	0.28	%(m)	0.24	%(m)	0.10%
Before waivers (f)	0.52%		0.29%		0.28%		0.29%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f) (x)	0.58%		0.66%		0.67%		1.18%		1.27%
Before waivers(f) (x)	0.58%		0.66%		0.67%		1.14%		1.09%
Portfolio turnover rate	10%		10%		15%		102%		39%

	Year Ended December 31,

Class B	2012		2011		2010		2009		2008
Net asset value, beginning of year	$8.90		$10.02		$9.21		$8.15		$14.68

Income (loss) from investment operations:
Net investment income (loss) (x)	0.06	(e)	0.07	(e)	0.04	(e)	0.08	(e)	0.14 (e)
Net realized and unrealized gain (loss) on investments	1.19		(0.82)		1.14		2.15		(5.72)

Total from investment operations	1.25		(0.75)		1.18		2.23		(5.58)

Less distributions:
Dividends from net investment income	(0.08)		(0.13)		(0.15)		(0.09)		(0.17)
Distributions from net realized gains	(0.13)		(0.24)		(0.22)		(1.08)		(0.78)

Total dividends and distributions	(0.21)		(0.37)		(0.37)		(1.17)		(0.95)

Net asset value, end of year	$9.94		$8.90		$10.02		$9.21		$8.15

Total return	14.15%		(7.43)%		12.92%		27.37%		(39.21)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,199,858		$3,088,209		$3,578,099		$3,306,507		$2,426,997
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.54	%(k)	0.53	%(m)	0.50	%(m)	0.35%
Before waivers (f)	0.52%		0.54%		0.53%		0.54%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f) (x)	0.59%		0.71%		0.39%		0.97%		1.18%
Before waivers(f) (x)	0.59%		0.71%		0.39%		0.93%		1.01%
Portfolio turnover rate	10%		10%		15%		102%		39%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012		December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$8.90		$9.18

Income (loss) from investment operations:
Net investment income (loss) (x)	0.08	(e)	0.15	(e)
Net realized and unrealized gain (loss) on investments	1.20		(0.14)

Total from investment operations	1.28		0.01

Less distributions:
Dividends from net investment income	(0.11)		(0.15)
Distributions from net realized gains	(0.13)		(0.14)

Total dividends and distributions	(0.24)		(0.29)

Net asset value, end of period	$9.94		$8.90

Total return (b)	14.44%		0.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,641		$25,955
Ratio of expenses to average net assets:
After waivers (a) (f)	0.27	%(j)	0.27	%(k)
Before waivers (a) (f)	0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a) (f) (x)	0.87%		19.41	%(l)
Before waivers (a) (f) (x)	0.87%		19.41	%(l)
Portfolio turnover rate	10%		10%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class A, 1.22% for Class B and 0.97% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.98% for Class A, 1.23% for Class B and 0.96% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A and 1.25% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	AllianceBernstein L.P.
➢	ClearBridge Advisors, LLC
➢	GCIC US Ltd.
➢	Marsico Capital Management, LLC
➢	T. Rowe Price Associates, Inc.
➢	Westfield Capital Management Company, L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares*	14.21%	(1.43)%	6.29%
Portfolio – Class B Shares**	14.19	(1.63)	6.05
Portfolio – Class K Shares***	14.50	N/A	13.16
Russell 3000® Growth Index	15.21	3.15	7.69
Volatility Managed Index – Large Cap Growth 3000	15.66	5.67	9.12

*    Date of inception 1/27/86.

**   Investment operations commenced with respect to Class B shares on October 2, 1996.

***  Date of inception 8/26/11.

      Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 14.21% for the year ended December 31, 2012. The Portfolio’s benchmarks, the Russell 3000® Growth Index, returned 15.21%, and the Volatility Managed Index — Large Cap Growth 3000 returned 15.66% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its primary benchmark.

Portfolio Highlights

What helped performance during the year:

•

Stock selection was particularly strong in the Information Technology sector, with key contributions from Solarwinds, Inc., Rackspace Hosting, Inc. and Salesforce.com. Underweighting Intel Corp. relative to the benchmark also benefitted performance.

•	A slight sector overweight in Energy relative to the benchmark was positive for the Portfolio. An underweight position in ExxonMobil was also a relative benefit.

•	Consumer Staples companies lagged the advance of the broader market in 2012 and the Portfolio’s underweight of the sector helped relative performance.

•	An overweight position in Health Care holding Illumina, Inc. was also a key contributor to performance for the year.

What hurt performance during the year:

•	Stock selection decisions within the Health Care, Consumer Discretionary, Financials and Energy sectors were the largest detractors from relative performance.

•	An overweight relative to the benchmark in Green Dot Corporation, a provider of prepaid credit cards, was the largest individual detractor.

•

Other individual holdings detracting from relative performance were F5 Networks, Inc. and Broadsoft, Inc. in Information Technology, Chipotle Mexican Grill Inc. in Consumer Discretionary and Weatherford International Ltd. in Energy.

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 12/31/12	% of Net Assets
Information Technology	28.6%
Consumer Discretionary	17.2
Health Care	14.1
Industrials	8.2
Consumer Staples	5.7
Energy	4.7
Financials	4.2
Materials	3.1
Telecommunication Services	1.0
Utilities	0.1
Cash and Other	13.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,039.40	$5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.04	5.15
Class B
Actual	1,000.00	1,039.40	5.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.04	5.15
Class K
Actual	1,000.00	1,040.60	3.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.30	3.88

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.01%, 1.01% and 0.76%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (17.2%)
Auto Components (0.2%)
Allison Transmission Holdings, Inc.	8,200	$167,444
BorgWarner, Inc.*	9,273	664,132
Dana Holding Corp.	9,800	152,978
Delphi Automotive plc*	23,000	879,750
Drew Industries, Inc.	1,400	45,150
Gentex Corp.	11,900	223,958
Gentherm, Inc.*	1,800	23,940
Goodyear Tire & Rubber Co.*	20,593	284,389
Tenneco, Inc.*	4,300	150,973

		2,592,714

Automobiles (0.6%)
Harley-Davidson, Inc.	16,200	791,208
Tesla Motors, Inc.*	203,572	6,894,984

		7,686,192

Distributors (0.1%)
Genuine Parts Co.	10,900	693,022
LKQ Corp.*	24,036	507,160
Pool Corp.	3,200	135,424

		1,335,606

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	1,643	59,329
Apollo Group, Inc., Class A*	10,961	229,304
Bridgepoint Education, Inc.*	1,425	14,678
Grand Canyon Education, Inc.*	2,000	46,940
H&R Block, Inc.	12,800	237,696
Hillenbrand, Inc.	3,408	77,055
ITT Educational Services, Inc.*	3,000	51,930
K12, Inc.*	2,197	44,907
Sotheby’s, Inc.	6,600	221,892
Steiner Leisure Ltd.*	800	38,552
Universal Technical Institute, Inc.	1,961	19,688
Weight Watchers International, Inc.	1,968	103,044

		1,145,015

Hotels, Restaurants & Leisure (3.4%)
AFC Enterprises, Inc.*	1,100	28,743
Ameristar Casinos, Inc.	2,398	62,924
Apollo Global Management LLC, Class A	223,040	3,871,974
Brinker International, Inc.	5,300	164,247
Carnival Corp.	47,000	1,728,190
CEC Entertainment, Inc.	2,094	69,500
Chipotle Mexican Grill, Inc.*	14,429	4,292,050
Choice Hotels International, Inc.	200	6,724
Cracker Barrel Old Country Store, Inc.	2,100	134,946
Ctrip.com International Ltd. (ADR)*	116,026	2,644,233
Darden Restaurants, Inc.	12,000	540,840
Denny’s Corp.*	7,700	37,576
DineEquity, Inc.*	2,200	147,400

Dunkin’ Brands Group, Inc.	5,700	$189,126
Einstein Noah Restaurant Group, Inc.	200	2,442
International Game Technology	10,953	155,204
Interval Leisure Group, Inc.	3,592	69,649
Las Vegas Sands Corp.	106,753	4,927,719
Life Time Fitness, Inc.*	296	14,566
Marriott International, Inc., Class A	16,446	612,942
McDonald’s Corp.	93,771	8,271,540
Morgans Hotel Group Co.*	1,800	9,972
Panera Bread Co., Class A*	2,200	349,426
Papa John’s International, Inc.*	1,400	76,916
Penn National Gaming, Inc.*	3,500	171,885
Pinnacle Entertainment, Inc.*	3,134	49,611
Ruth’s Hospitality Group, Inc.*	900	6,543
Scientific Games Corp., Class A*	7,600	65,892
SHFL Entertainment, Inc.*	7,000	101,500
Sonic Corp.*	6,900	71,829
Starbucks Corp.	164,096	8,798,828
Starwood Hotels & Resorts Worldwide, Inc.	36,600	2,099,376
Texas Roadhouse, Inc.	6,300	105,840
Wyndham Worldwide Corp.	10,200	542,742
Wynn Resorts Ltd.	53,125	5,976,031
Yum! Brands, Inc.	33,096	2,197,574

		48,596,500

Household Durables (0.2%)
D.R. Horton, Inc.	39,100	773,398
Garmin Ltd.	4,000	163,280
iRobot Corp.*	72,550	1,359,587
Jarden Corp.*	3,800	196,460
NVR, Inc.*	300	276,000
Tempur-Pedic International, Inc.*	6,368	200,528
Tupperware Brands Corp.	5,400	346,140

		3,315,393

Internet & Catalog Retail (2.9%)
1-800-FLOWERS.COM, Inc., Class A*	2,100	7,707
Amazon.com, Inc.*	99,869	25,081,101
Blue Nile, Inc.*	1,500	57,750
Expedia, Inc.	113,391	6,967,877
Groupon, Inc.*	14,300	69,784
Liberty Interactive Corp.*	101,095	1,989,550
Liberty Ventures*	5,054	342,459
Netflix, Inc.*	8,200	760,796
Nutrisystem, Inc.	2,500	20,475
Overstock.com, Inc.*	1,300	18,603
PetMed Express, Inc.	1,900	21,090
priceline.com, Inc.*	9,575	5,947,990
TripAdvisor, Inc.*	5,691	238,794

		41,523,976

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	11,075	397,593
Mattel, Inc.	18,383	673,185
Polaris Industries, Inc.	3,800	319,770
Smith & Wesson Holding Corp.*	8,200	69,208

		1,459,756

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Media (3.5%)
AMC Networks, Inc., Class A*	21,422	$1,060,389
Arbitron, Inc.	2,200	102,696
Cablevision Systems Corp. - New York Group, Class A	192,690	2,878,789
CBS Corp., Class B	35,280	1,342,404
Charter Communications, Inc., Class A*	4,100	312,584
Cinemark Holdings, Inc.	8,000	207,840
Comcast Corp., Class A	367,119	13,539,701
Crown Media Holdings, Inc., Class A*	400	740
DIRECTV*	76,867	3,855,649
Discovery Communications, Inc., Class A*	19,800	1,256,904
DISH Network Corp., Class A	10,700	389,480
Global Sources Ltd.*	1,540	9,979
Interpublic Group of Cos., Inc.	13,300	146,566
John Wiley & Sons, Inc., Class A	3,300	128,469
Lamar Advertising Co., Class A*	300	11,625
Liberty Global, Inc., Class A*	35,595	2,242,129
Liberty Media Corp. - Liberty Capital*	19,683	2,283,425
Madison Square Garden Co., Class A*	39,747	1,762,779
McGraw-Hill Cos., Inc.	18,235	996,907
Morningstar, Inc.	3,300	207,339
National CineMedia, Inc.	224	3,165
News Corp., Class A	50,400	1,287,216
Omnicom Group, Inc.	20,713	1,034,821
Regal Entertainment Group, Class A	4,227	58,967
Scripps Networks Interactive, Inc., Class A	7,366	426,639
Sirius XM Radio, Inc.	320,700	926,823
Time Warner Cable, Inc.	21,900	2,128,461
Value Line, Inc.	100	897
Viacom, Inc., Class B	76,400	4,029,336
Virgin Media, Inc.	22,600	830,550
Walt Disney Co.	119,800	5,964,842
World Wrestling Entertainment, Inc., Class A	42,700	336,903

		49,765,014

Multiline Retail (0.6%)
Big Lots, Inc.*	4,600	130,916
Dollar General Corp.*	132,197	5,828,566
Dollar Tree, Inc.*	21,100	855,816
Family Dollar Stores, Inc.	8,703	551,857
Kohl’s Corp.	3,533	151,848
Macy’s, Inc.	4,200	163,884
Nordstrom, Inc.	11,173	597,756
Target Corp.	2,700	159,759

		8,440,402

Specialty Retail (3.7%)
Aaron’s, Inc.	850	24,038
Advance Auto Parts, Inc.	5,100	368,985
Aeropostale, Inc.*	8,050	104,730
American Eagle Outfitters, Inc.	10,600	217,406
America’s Car-Mart, Inc.*	900	36,468
Ascena Retail Group, Inc.*	8,604	159,088

AutoNation, Inc.*	4,700	$186,590
AutoZone, Inc.*	15,583	5,523,083
Bed Bath & Beyond, Inc.*	16,305	911,612
Buckle, Inc.	2,900	129,456
CarMax, Inc.*	5,500	206,470
Cato Corp., Class A	2,606	71,483
Dick’s Sporting Goods, Inc.	7,400	336,626
DSW, Inc., Class A	600	39,414
Finish Line, Inc., Class A	1,100	20,823
Foot Locker, Inc.	5,300	170,236
Gap, Inc.	21,200	658,048
GNC Holdings, Inc., Class A	5,200	173,056
hhgregg, Inc.*	1,000	7,020
Home Depot, Inc.	212,217	13,125,621
Limited Brands, Inc.	18,300	861,198
Lowe’s Cos., Inc.	183,642	6,522,964
Lumber Liquidators Holdings, Inc.*	2,000	105,660
O’Reilly Automotive, Inc.*	8,783	785,376
PetSmart, Inc.	7,600	519,384
Ross Stores, Inc.	16,800	909,720
Sally Beauty Holdings, Inc.*	10,163	239,542
Systemax, Inc.	400	3,860
Tiffany & Co.	10,039	575,636
TJX Cos., Inc.	176,759	7,503,420
Tractor Supply Co.	11,382	1,005,713
Ulta Salon Cosmetics & Fragrance, Inc.	99,800	9,806,348
Urban Outfitters, Inc.*	10,752	423,199
Williams-Sonoma, Inc.	4,400	192,588
Zumiez, Inc.*	1,600	31,056

		51,955,917

Textiles, Apparel & Luxury Goods (1.8%)
Carter’s, Inc.*	3,400	189,210
Cherokee, Inc.	300	4,113
Coach, Inc.	21,614	1,199,793
Crocs, Inc.*	3,900	56,121
Deckers Outdoor Corp.*	2,800	112,756
Fifth & Pacific Cos., Inc.*	6,868	85,507
Fossil, Inc.*	15,400	1,433,740
G-III Apparel Group Ltd.*	700	23,961
Hanesbrands, Inc.*	8,200	293,724
Lululemon Athletica, Inc.*	59,600	4,543,308
Maidenform Brands, Inc.*	2,500	48,725
Michael Kors Holdings Ltd.*	98,900	5,046,867
NIKE, Inc., Class B	170,512	8,798,419
Oxford Industries, Inc.	1,300	60,268
PVH Corp.	4,500	499,545
Ralph Lauren Corp.	7,268	1,089,619
Steven Madden Ltd.*	3,327	140,632
True Religion Apparel, Inc.	2,344	59,584
Under Armour, Inc., Class A*	5,200	252,356
VF Corp.	6,100	920,917

		24,859,165

Total Consumer Discretionary		242,675,650

Consumer Staples (5.7%)
Beverages (1.5%)
Anheuser-Busch InBev N.V. (ADR)	20,742	1,813,058
Brown-Forman Corp., Class B	9,900	626,175

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Coca-Cola Bottling Co. Consolidated	300	$19,950
Coca-Cola Co.	271,012	9,824,185
Coca-Cola Enterprises, Inc.	5,636	178,830
Dr. Pepper Snapple Group, Inc.	15,800	698,044
Monster Beverage Corp.*	22,000	1,163,360
National Beverage Corp.	100	1,459
PepsiCo, Inc.	108,371	7,415,828

		21,740,889

Food & Staples Retailing (1.7%)
Arden Group, Inc., Class A	100	8,997
Costco Wholesale Corp.	39,659	3,917,120
CVS Caremark Corp.	18,100	875,135
Fresh Market, Inc.*	4,200	201,978
Harris Teeter Supermarkets, Inc.	3,500	134,960
Kroger Co.	39,300	1,022,586
Pantry, Inc.*	300	3,639
Pricesmart, Inc.	1,200	92,460
Safeway, Inc.	8,800	159,192
Sysco Corp.	21,637	685,027
United Natural Foods, Inc.*	3,400	182,206
Wal-Mart Stores, Inc.	92,505	6,311,616
Whole Foods Market, Inc.	110,664	10,106,943

		23,701,859

Food Products (0.9%)
Alico, Inc.	200	7,326
Campbell Soup Co.	10,850	378,556
Darling International, Inc.*	9,000	144,360
Dean Foods Co.*	11,100	183,261
Flowers Foods, Inc.	7,650	178,015
General Mills, Inc.	34,276	1,385,093
Green Mountain Coffee Roasters, Inc.*	9,000	372,240
H.J. Heinz Co.	13,364	770,835
Hain Celestial Group, Inc.*	2,900	157,238
Hershey Co.	33,913	2,449,197
Hillshire Brands Co.	10,030	282,244
Hormel Foods Corp.	5,200	162,292
Ingredion, Inc.	4,400	283,492
Kellogg Co.	16,303	910,523
Kraft Foods Group, Inc.	29,899	1,359,508
Lifeway Foods, Inc.	400	3,496
McCormick & Co., Inc. (Non-Voting)	9,249	587,589
Mead Johnson Nutrition Co.	14,300	942,227
Mondelez International, Inc., Class A	89,680	2,284,150

		12,841,642

Household Products (0.5%)
Church & Dwight Co., Inc.	5,900	316,063
Clorox Co.	2,200	161,084
Colgate-Palmolive Co.	31,398	3,282,347
Kimberly-Clark Corp.	24,479	2,066,762
Procter & Gamble Co.	14,007	950,935

		6,777,191

Personal Products (0.1%)
Avon Products, Inc.	30,360	$435,970
Estee Lauder Cos., Inc., Class A	15,428	923,520
Herbalife Ltd.	10,600	349,164
Inter Parfums, Inc.	100	1,946
Nu Skin Enterprises, Inc., Class A	4,000	148,200
Star Scientific, Inc.*	1,100	2,948
USANA Health Sciences, Inc.*	500	16,465

		1,878,213

Tobacco (1.0%)
Altria Group, Inc.	111,193	3,493,684
Lorillard, Inc.	9,100	1,061,697
Philip Morris International, Inc.	110,334	9,228,336
Reynolds American, Inc.	7,300	302,439

		14,086,156

Total Consumer Staples		81,025,950

Energy (4.7%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	4,000	183,160
Cameron International Corp.*	13,266	748,998
CARBO Ceramics, Inc.	1,400	109,676
Dresser-Rand Group, Inc.*	7,000	392,980
Dril-Quip, Inc.*	2,400	175,320
FMC Technologies, Inc.*	17,100	732,393
Halliburton Co.	79,630	2,762,365
Heckmann Corp.*	708,384	2,854,787
Helmerich & Payne, Inc.	6,300	352,863
Lufkin Industries, Inc.	2,200	127,886
National Oilwell Varco, Inc.	79,911	5,461,917
Oceaneering International, Inc.	54,020	2,905,736
Oil States International, Inc.*	3,100	221,774
RPC, Inc.	5,400	66,096
Schlumberger Ltd.	93,031	6,446,118
Weatherford International Ltd.*	295,470	3,306,309

		26,848,378

Oil, Gas & Consumable Fuels (2.8%)
Anadarko Petroleum Corp.	58,082	4,316,074
Apco Oil and Gas International, Inc.	1,200	14,772
Berry Petroleum Co., Class A	3,700	124,135
BPZ Resources, Inc.*	9,200	28,980
Cabot Oil & Gas Corp.	14,800	736,152
Cameco Corp.	102,610	2,023,469
Cheniere Energy, Inc.*	14,600	274,188
Cimarex Energy Co.	16,100	929,453
Clean Energy Fuels Corp.*	4,600	57,270
Cobalt International Energy, Inc.*	12,100	297,176
Concho Resources, Inc.*	26,200	2,110,672
Contango Oil & Gas Co.	1,100	46,596
Continental Resources, Inc.*	3,000	220,470
CVR Energy, Inc.*	6,000	292,740
Denbury Resources, Inc.*	283,707	4,596,053
Energy XXI Bermuda Ltd.	5,400	173,826
EOG Resources, Inc.	25,500	3,080,145
FX Energy, Inc.*	3,300	13,563
Golar LNG Ltd.	2,400	88,272

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Gulfport Energy Corp.*	3,600	$137,592
Isramco, Inc.*	200	20,798
Kinder Morgan, Inc.	177,463	6,269,768
Kosmos Energy Ltd.*	8,400	103,740
Laredo Petroleum Holdings, Inc.*	8,100	147,096
Noble Energy, Inc.	23,360	2,376,646
Northern Oil and Gas, Inc.*	1,700	28,594
Occidental Petroleum Corp.	12,390	949,198
Panhandle Oil and Gas, Inc., Class A	600	16,938
Pioneer Natural Resources Co.	12,800	1,364,352
Range Resources Corp.	32,167	2,021,053
Rosetta Resources, Inc.*	3,800	172,368
SM Energy Co.	3,700	193,177
Southwestern Energy Co.*	8,488	283,584
Suncor Energy, Inc.	38,240	1,261,155
VAALCO Energy, Inc.*	1,500	12,975
Valero Energy Corp.	65,290	2,227,695
W&T Offshore, Inc.	2,400	38,472
Warren Resources, Inc.*	4,700	13,207
Whiting Petroleum Corp.*	3,900	169,143
Williams Cos., Inc.	60,200	1,970,948
World Fuel Services Corp.	4,100	168,797

		39,371,302

Total Energy		66,219,680

Financials (4.2%)
Capital Markets (0.7%)
Affiliated Managers Group, Inc.*	3,700	481,555
BGC Partners, Inc., Class A	1,500	5,190
BlackRock, Inc.	4,775	987,040
Charles Schwab Corp.	120,540	1,730,955
Cohen & Steers, Inc.	800	24,376
Diamond Hill Investment Group, Inc.	200	13,572
Duff & Phelps Corp., Class A	2,100	32,802
Eaton Vance Corp.	10,011	318,850
Epoch Holding Corp.	800	22,320
Federated Investors, Inc., Class B	6,200	125,426
Franklin Resources, Inc.	12,415	1,560,566
GAMCO Investors, Inc., Class A	200	10,614
Greenhill & Co., Inc.	2,400	124,776
ICG Group, Inc.*	1,900	21,717
Lazard Ltd., Class A	6,900	205,896
LPL Financial Holdings, Inc.	4,400	123,904
Pzena Investment Management, Inc., Class A	500	2,700
SEI Investments Co.	10,900	254,406
State Street Corp.	20,510	964,175
T. Rowe Price Group, Inc.	18,402	1,198,522
TD Ameritrade Holding Corp.	43,300	727,873
UBS AG*	61,058	961,053
Waddell & Reed Financial, Inc., Class A	7,500	261,150
Westwood Holdings Group, Inc.	400	16,360

		10,175,798

Commercial Banks (0.8%)
Arrow Financial Corp.	973	$24,276
Signature Bank/New York*	2,900	206,886
U.S. Bancorp	130,013	4,152,615
Wells Fargo & Co.	198,341	6,779,296
Westamerica Bancorp	1,978	84,243

		11,247,316

Consumer Finance (0.3%)
American Express Co.	72,653	4,176,094
EZCORP, Inc., Class A*	4,336	86,113
Portfolio Recovery Associates, Inc.*	1,811	193,524

		4,455,731

Diversified Financial Services (0.6%)
Citigroup, Inc.	142,920	5,653,915
IntercontinentalExchange, Inc.*	4,995	618,431
JPMorgan Chase & Co.	28,860	1,268,974
Leucadia National Corp.	7,200	171,288
Moody’s Corp.	16,426	826,556
MSCI, Inc.*	8,741	270,884

		8,810,048

Insurance (0.6%)
Allied World Assurance Co. Holdings AG	2,000	157,600
American International Group, Inc.*	146,251	5,162,660
Aon plc	3,300	183,480
Arch Capital Group Ltd.*	4,200	184,884
Arthur J. Gallagher & Co.	8,300	287,595
Brown & Brown, Inc.	5,900	150,214
Erie Indemnity Co., Class A	2,200	152,284
Marsh & McLennan Cos., Inc.	30,300	1,044,441
Travelers Cos., Inc.	11,800	847,476
Validus Holdings Ltd.	5,000	172,900

		8,343,534

Real Estate Investment Trusts (REITs) (0.9%)
Acadia Realty Trust (REIT)	1,300	32,604
Alexander’s, Inc. (REIT)	100	33,080
American Campus Communities, Inc. (REIT)	3,500	161,455
American Tower Corp. (REIT)	28,588	2,208,995
Apartment Investment & Management Co. (REIT), Class A	6,600	178,596
Associated Estates Realty Corp. (REIT)	700	11,284
Boston Properties, Inc. (REIT)	1,800	190,458
BRE Properties, Inc. (REIT)	3,200	162,656
Camden Property Trust (REIT)	3,600	245,556
Digital Realty Trust, Inc. (REIT)	6,711	455,610
DuPont Fabros Technology, Inc. (REIT)	600	14,496
Equity Lifestyle Properties, Inc. (REIT)	1,900	127,851
Equity Residential (REIT)	3,000	170,010
Essex Property Trust, Inc. (REIT)	2,500	366,625

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Extra Space Storage, Inc. (REIT)	5,300	$192,867
Federal Realty Investment Trust (REIT)	3,000	312,060
HCP, Inc. (REIT)	3,700	167,166
Highwoods Properties, Inc. (REIT)	4,700	157,215
Home Properties, Inc. (REIT)	2,800	171,668
Kilroy Realty Corp. (REIT)	3,300	156,321
Mid-America Apartment Communities, Inc. (REIT)	2,700	174,825
Omega Healthcare Investors, Inc. (REIT)	7,400	176,490
Plum Creek Timber Co., Inc. (REIT)	11,300	501,381
Post Properties, Inc. (REIT)	3,200	159,840
Potlatch Corp. (REIT)	1,929	75,598
PS Business Parks, Inc. (REIT)	400	25,992
Public Storage (REIT)	10,030	1,453,949
Rayonier, Inc. (REIT)	8,700	450,921
Regency Centers Corp. (REIT)	3,800	179,056
Saul Centers, Inc. (REIT)	500	21,395
Simon Property Group, Inc. (REIT)	17,850	2,821,906
Tanger Factory Outlet Centers (REIT)	5,076	173,599
Taubman Centers, Inc. (REIT)	2,100	165,312
Universal Health Realty Income Trust (REIT)	900	45,549
Washington Real Estate Investment Trust (REIT)	547	14,304
Weyerhaeuser Co. (REIT)	11,100	308,802

		12,265,492

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	23,591	469,461
Tejon Ranch Co.*	900	25,272
Zillow, Inc., Class A*	24,960	692,640

		1,187,373

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	174,000	1,628,640
New York Community Bancorp, Inc.	112,500	1,473,750
People’s United Financial, Inc.	11,600	140,244

		3,242,634

Total Financials		59,727,926

Health Care (14.1%)
Biotechnology (6.4%)
Affymax, Inc.*	900	17,100
Alexion Pharmaceuticals, Inc.*	131,996	12,382,545
Alnylam Pharmaceuticals, Inc.*	4,300	78,475
AMAG Pharmaceuticals, Inc.*	2,000	29,420
Amgen, Inc.	98,805	8,528,847
Arena Pharmaceuticals, Inc.*	7,588	68,444
ARIAD Pharmaceuticals, Inc.*	11,600	222,488
ArQule, Inc.*	3,300	9,207
Array BioPharma, Inc.*	3,900	14,508
BioCryst Pharmaceuticals, Inc.*	2,500	3,550
Biogen Idec, Inc.*	108,573	15,924,402

BioMarin Pharmaceutical, Inc.*	7,200	$354,600
BioMimetic Therapeutics, Inc.*	33,407	241,867
Celgene Corp.*	183,903	14,476,844
Celldex Therapeutics, Inc.*	1,200	8,052
Cepheid, Inc.*	150,894	5,101,726
Cubist Pharmaceuticals, Inc.*	4,400	185,064
Curis, Inc.*	197,830	678,557
Cytori Therapeutics, Inc.*	1,700	4,794
Dendreon Corp.*	11,619	61,348
Dyax Corp.*	4,500	15,660
Emergent Biosolutions, Inc.*	2,300	36,892
Exelixis, Inc.*	12,700	58,039
Genomic Health, Inc.*	55,194	1,504,588
Gilead Sciences, Inc.*	195,233	14,339,864
Halozyme Therapeutics, Inc.*	8,500	57,035
Idenix Pharmaceuticals, Inc.*	2,000	9,700
Immunogen, Inc.*	17,300	220,575
Immunomedics, Inc.*	5,300	15,476
Incyte Corp.*	6,200	102,982
InterMune, Inc.*	4,700	45,543
Isis Pharmaceuticals, Inc.*	39,560	413,798
Lexicon Pharmaceuticals, Inc.*	1,900	4,218
Ligand Pharmaceuticals, Inc., Class B*	1,383	28,683
MannKind Corp.*	4,949	11,432
Medivation, Inc.*	6,800	347,888
Momenta Pharmaceuticals, Inc.*	4,500	53,010
Neurocrine Biosciences, Inc.*	3,100	23,188
Novavax, Inc.*	4,700	8,883
NPS Pharmaceuticals, Inc.*	3,800	34,580
Onyx Pharmaceuticals, Inc.*	4,500	339,885
Opko Health, Inc.*	3,900	18,759
Orexigen Therapeutics, Inc.*	1,600	8,432
Osiris Therapeutics, Inc.*	1,200	10,776
PDL BioPharma, Inc.	14,400	101,520
Pharmacyclics, Inc.*	3,800	220,020
Progenics Pharmaceuticals, Inc.*	2,200	6,556
Regeneron Pharmaceuticals, Inc.*	56,800	9,716,776
Rigel Pharmaceuticals, Inc.*	3,000	19,500
Sangamo BioSciences, Inc.*	3,000	18,030
Seattle Genetics, Inc.*	9,600	222,720
SIGA Technologies, Inc.*	2,771	7,260
Spectrum Pharmaceuticals, Inc.	3,469	38,818
Synta Pharmaceuticals Corp.*	1,400	12,628
United Therapeutics Corp.*	4,142	221,266
Vanda Pharmaceuticals, Inc.*	2,614	9,672
Vertex Pharmaceuticals, Inc.*	91,970	3,857,222
Vical, Inc.*	6,900	20,079

		90,573,791

Health Care Equipment & Supplies (2.6%)
Abaxis, Inc.	2,700	100,170
Abbott Laboratories	104,391	6,837,611
ABIOMED, Inc.*	2,800	37,688
Accuray, Inc.*	3,410	21,926
Align Technology, Inc.*	7,000	194,250
Analogic Corp.	1,100	81,730
Atrion Corp.	100	19,600
Baxter International, Inc.	36,514	2,434,023
Becton, Dickinson and Co.	13,225	1,034,063
C.R. Bard, Inc.	6,053	591,620

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Cerus Corp.*	636,340	$2,010,835
Conceptus, Inc.*	3,800	79,838
Cooper Cos., Inc.	18,110	1,674,813
Covidien plc	42,295	2,442,113
Cyberonics, Inc.*	3,500	183,855
DENTSPLY International, Inc.	4,200	166,362
DexCom, Inc.*	5,033	68,499
Edwards Lifesciences Corp.*	19,796	1,785,005
Endologix, Inc.*	5,900	84,016
Exactech, Inc.*	600	10,170
Given Imaging Ltd.*	110,709	1,934,086
Hansen Medical, Inc.*	1,400	2,912
HeartWare International, Inc.*	800	67,160
ICU Medical, Inc.*	1,176	71,654
IDEXX Laboratories, Inc.*	24,070	2,233,696
Insulet Corp.*	3,600	76,392
Integra LifeSciences Holdings Corp.*	2,300	89,631
Intuitive Surgical, Inc.*	17,859	8,757,518
MAKO Surgical Corp.*	2,600	33,462
Medtronic, Inc.	4,452	182,621
Merit Medical Systems, Inc.*	4,500	62,550
Natus Medical, Inc.*	2,200	24,596
Neogen Corp.*	1,800	81,576
NxStage Medical, Inc.*	1,200	13,500
OraSure Technologies, Inc.*	3,600	25,848
Orthofix International N.V.*	1,609	63,282
Quidel Corp.*	2,300	42,941
ResMed, Inc.	13,000	540,410
RTI Biologics, Inc.*	4,400	18,788
Sirona Dental Systems, Inc.*	4,000	257,840
Spectranetics Corp.*	2,600	38,402
St. Jude Medical, Inc.	16,911	611,164
Stryker Corp.	15,943	873,995
Thoratec Corp.*	4,700	176,344
Varian Medical Systems, Inc.*	8,313	583,905
Volcano Corp.*	2,500	59,025
Zimmer Holdings, Inc.	2,500	166,650

		36,948,135

Health Care Providers & Services (1.8%)
Air Methods Corp.	2,700	99,603
AmerisourceBergen Corp.	17,699	764,243
AMN Healthcare Services, Inc.*	2,600	30,030
Bio-Reference Labs, Inc.*	1,800	51,642
BioScrip, Inc.*	4,447	47,894
Cardinal Health, Inc.	51,170	2,107,181
Catamaran Corp.*	28,208	1,328,879
Corvel Corp.*	700	31,381
DaVita HealthCare Partners, Inc.*	6,831	755,030
Emeritus Corp.*	1,600	39,552
Ensign Group, Inc.	1,800	48,942
Express Scripts Holding Co.*	155,249	8,383,446
HCA Holdings, Inc.	5,800	174,986
Henry Schein, Inc.*	3,517	282,978
HMS Holdings Corp.*	6,000	155,520
IPC The Hospitalist Co., Inc.*	1,517	60,240
Laboratory Corp. of America Holdings*	7,381	639,342
Landauer, Inc.	400	24,484
McKesson Corp.	34,858	3,379,832
MWI Veterinary Supply, Inc.*	1,400	154,000

National Research Corp.	100	$5,420
Patterson Cos., Inc.	6,100	208,803
Providence Service Corp.*	800	13,592
Quest Diagnostics, Inc.	2,713	158,086
Tenet Healthcare Corp.*	7,875	255,701
U.S. Physical Therapy, Inc.	1,000	27,540
UnitedHealth Group, Inc.	92,895	5,038,625
Universal Health Services, Inc., Class B	6,434	311,084
WellPoint, Inc.	2,200	134,024

		24,712,080

Health Care Technology (0.4%)
athenahealth, Inc.*	67,379	4,948,988
Cerner Corp.*	11,600	900,624
Computer Programs & Systems, Inc.	1,300	65,442
MedAssets, Inc.*	4,765	79,909
Omnicell, Inc.*	2,500	37,175
Quality Systems, Inc.	3,800	65,968

		6,098,106

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	24,626	1,008,188
Charles River Laboratories International, Inc.*	300	11,241
Compugen Ltd.*	164,925	811,431
Covance, Inc.*	5,491	317,215
Fluidigm Corp.*	105,770	1,513,569
Illumina, Inc.*	95,892	5,330,636
Life Technologies Corp.*	2,892	141,939
Luminex Corp.*	5,000	83,800
Mettler-Toledo International, Inc.*	2,900	560,570
Sequenom, Inc.*	4,900	23,128
Techne Corp.	3,200	218,688
Thermo Fisher Scientific, Inc.	31,620	2,016,724
Waters Corp.*	6,500	566,280

		12,603,409

Pharmaceuticals (2.0%)
Acura Pharmaceuticals, Inc.*	700	1,554
Akorn, Inc.*	4,600	61,456
Allergan, Inc.	21,544	1,976,231
Bristol-Myers Squibb Co.	251,876	8,208,639
Cadence Pharmaceuticals, Inc.*	2,900	13,891
Depomed, Inc.*	4,100	25,379
Eli Lilly and Co.	26,127	1,288,584
Endo Health Solutions, Inc.*	8,300	218,041
Forest Laboratories, Inc.*	128,595	4,541,975
Forest Laboratories, Inc. (Contingent Value Shares)*(b)†	900	855
Impax Laboratories, Inc.*	5,689	116,568
Johnson & Johnson	43,230	3,030,423
MAP Pharmaceuticals, Inc.*	600	9,426
Medicines Co.*	4,200	100,674
Merck & Co., Inc.	46,200	1,891,428
Mylan, Inc.*	28,265	776,722
Obagi Medical Products, Inc.*	1,400	19,026
Optimer Pharmaceuticals, Inc.*	3,700	33,485
Pain Therapeutics, Inc.*	2,800	7,588
Perrigo Co.	6,900	717,807

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Pozen, Inc.*	2,100	$10,521
Questcor Pharmaceuticals, Inc.	4,100	109,552
Salix Pharmaceuticals Ltd.*	4,100	165,968
Santarus, Inc.*	5,801	63,695
Sciclone Pharmaceuticals, Inc.*	5,800	24,998
Sucampo Pharmaceuticals, Inc., Class A*	700	3,430
Teva Pharmaceutical Industries Ltd. (ADR)	14,700	548,898
Valeant Pharmaceuticals International, Inc.*	34,950	2,088,962
Vivus, Inc.*	8,400	112,728
Warner Chilcott plc, Class A	74,060	891,682
Watson Pharmaceuticals, Inc.*	18,730	1,610,780
XenoPort, Inc.*	3,500	27,195

		28,698,161

Total Health Care		199,633,682

Industrials (8.2%)
Aerospace & Defense (2.3%)
Aerovironment, Inc.*	1,700	36,958
B/E Aerospace, Inc.*	6,500	321,100
Boeing Co.	71,199	5,365,557
Cubic Corp.	1,439	69,029
DigitalGlobe, Inc.*	1,478	36,122
GenCorp, Inc.*	4,600	42,090
HEICO Corp.	3,750	167,850
Hexcel Corp.*	7,000	188,720
Honeywell International, Inc.	55,971	3,552,479
L-3 Communications Holdings, Inc.	35,065	2,686,680
Lockheed Martin Corp.	17,168	1,584,435
National Presto Industries, Inc.	459	31,717
Precision Castparts Corp.	53,606	10,154,049
Rockwell Collins, Inc.	10,989	639,230
Spirit AeroSystems Holdings, Inc., Class A*	3,446	58,479
Taser International, Inc.*	5,100	45,594
Teledyne Technologies, Inc.*	1,000	65,070
Textron, Inc.	6,100	151,219
TransDigm Group, Inc.	3,472	473,442
United Technologies Corp.	88,127	7,227,295

		32,897,115

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	11,711	740,369
Expeditors International of Washington, Inc.	15,083	596,533
FedEx Corp.	1,700	155,924
Forward Air Corp.	1,173	41,067
Hub Group, Inc., Class A*	1,900	63,840
United Parcel Service, Inc., Class B	62,148	4,582,172

		6,179,905

Airlines (0.2%)
Alaska Air Group, Inc.*	4,700	202,523
Allegiant Travel Co.	1,415	103,875
Copa Holdings S.A., Class A	400	39,780
Delta Air Lines, Inc.*	36,141	428,994
Southwest Airlines Co.	13,800	141,312
United Continental Holdings, Inc.*	53,152	1,242,694

		2,159,178

Building Products (0.1%)
AAON, Inc.	1,650	$34,435
Armstrong World Industries, Inc.	1,200	60,876
Fortune Brands Home & Security, Inc.*	6,800	198,696
Masco Corp.	25,475	424,414
Trex Co., Inc.*	1,900	70,737
USG Corp.*	600	16,842

		806,000

Commercial Services & Supplies (0.4%)
ADT Corp.	22,592	1,050,302
American Reprographics Co.*	3,000	7,680
Cintas Corp.	4,200	171,780
Clean Harbors, Inc.*	3,400	187,034
Copart, Inc.*	11,538	340,371
Covanta Holding Corp.	200	3,684
Deluxe Corp.	3,500	112,840
EnerNOC, Inc.*	1,185	13,924
Healthcare Services Group, Inc.	7,800	181,194
InnerWorkings, Inc.*	2,600	35,828
Interface, Inc.	4,300	69,144
Iron Mountain, Inc.	10,771	334,440
Knoll, Inc.	6,000	92,160
Mine Safety Appliances Co.	2,266	96,781
Multi-Color Corp.	800	19,192
Rollins, Inc.	7,000	154,280
Standard Parking Corp.*	500	10,995
Stericycle, Inc.*	7,300	680,871
Team, Inc.*	1,500	57,060
Tyco International Ltd.	45,185	1,321,661
U.S. Ecology, Inc.	1,300	30,602
Waste Connections, Inc.	7,756	262,075

		5,233,898

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,000	185,400
Fluor Corp.	30,250	1,776,885
MYR Group, Inc.*	1,650	36,712

		1,998,997

Electrical Equipment (0.4%)
Acuity Brands, Inc.	2,600	176,098
AMETEK, Inc.	20,715	778,262
AZZ, Inc.	2,298	88,312
Babcock & Wilcox Co.	9,264	242,717
Eaton Corp. plc	5,965	323,303
Emerson Electric Co.	43,154	2,285,436
General Cable Corp.*	400	12,164
Hubbell, Inc., Class B	3,400	287,742
II-VI, Inc.*	4,400	80,388
Polypore International, Inc.*	2,800	130,200
Rockwell Automation, Inc.	9,900	831,501
Roper Industries, Inc.	7,172	799,535
Vicor Corp.*	1,600	8,672

		6,044,330

Industrial Conglomerates (0.7%)
3M Co.	44,668	4,147,424
Carlisle Cos., Inc.	1,675	98,423
Danaher Corp.	91,868	5,135,421
Raven Industries, Inc.	2,600	68,536

		9,449,804

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Machinery (2.3%)
Actuant Corp., Class A	3,923	$109,491
Caterpillar, Inc.	45,670	4,091,119
CLARCOR, Inc.	2,298	109,798
Colfax Corp.*	1,700	68,595
Cummins, Inc.	90,709	9,828,320
Deere & Co.	29,867	2,581,106
Donaldson Co., Inc.	13,200	433,488
Dynamic Materials Corp.	1,000	13,900
Flow International Corp.*	3,100	10,850
Flowserve Corp.	3,393	498,092
Gorman-Rupp Co.	1,500	44,745
Graco, Inc.	4,610	237,369
Graham Corp.	800	15,600
IDEX Corp.	5,600	260,568
Illinois Tool Works, Inc.	28,100	1,708,761
Ingersoll-Rand plc	18,700	896,852
Joy Global, Inc.	7,933	505,967
Lincoln Electric Holdings, Inc.	5,900	287,212
Lindsay Corp.	1,000	80,120
Manitowoc Co., Inc.	2,900	45,472
Met-Pro Corp.	1,200	11,628
Nordson Corp.	4,920	310,550
Omega Flex, Inc.	300	3,708
PACCAR, Inc.	24,768	1,119,761
Pall Corp.	34,245	2,063,604
Parker Hannifin Corp.	4,800	408,288
Pentair Ltd. (Registered)	10,841	532,835
Proto Labs, Inc.*	52,142	2,055,438
RBC Bearings, Inc.*	1,800	90,126
Sauer-Danfoss, Inc.	800	42,696
Snap-on, Inc.	2,400	189,576
SPX Corp.	2,200	154,330
Stanley Black & Decker, Inc.	24,840	1,837,415
Sun Hydraulics Corp.	1,350	35,208
Tennant Co.	2,300	101,085
Timken Co.	4,500	215,235
Toro Co.	4,200	180,516
Valmont Industries, Inc.	1,600	218,480
WABCO Holdings, Inc.*	4,600	299,874
Wabtec Corp.	3,400	297,636
Woodward, Inc.	4,800	183,024
Xylem, Inc.	6,200	168,020

		32,346,458

Marine (0.0%)
Kirby Corp.*	1,037	64,180

Professional Services (0.2%)
Acacia Research Corp.*	3,307	84,824
Advisory Board Co.*	2,600	121,654
CDI Corp.	100	1,713
Dun & Bradstreet Corp.	4,249	334,184
Equifax, Inc.	7,600	411,312
Exponent, Inc.*	1,800	100,494
Huron Consulting Group, Inc.*	2,700	90,963
IHS, Inc., Class A*	8,930	857,280
Insperity, Inc.	2,600	84,656
Nielsen Holdings N.V.*	5,200	159,068
Robert Half International, Inc.	13,212	420,406
Verisk Analytics, Inc., Class A*	9,800	499,800

		3,166,354

Road & Rail (0.8%)
Avis Budget Group, Inc.*	6,628	$131,367
Celadon Group, Inc.	2,003	36,194
Con-way, Inc.	2,020	56,197
CSX Corp.	49,200	970,716
Genesee & Wyoming, Inc., Class A*	2,800	213,024
Heartland Express, Inc.	2,800	36,596
Hertz Global Holdings, Inc.*	17,400	283,098
J.B. Hunt Transport Services, Inc.	7,723	461,140
Kansas City Southern	5,000	417,400
Landstar System, Inc.	3,300	173,118
Old Dominion Freight Line, Inc.*	856	29,344
Union Pacific Corp.	72,720	9,142,358

		11,950,552

Trading Companies & Distributors (0.3%)
Beacon Roofing Supply, Inc.*	3,481	115,848
Fastenal Co.	50,208	2,344,211
Houston Wire & Cable Co.	1,400	17,178
Kaman Corp.	2,098	77,206
MSC Industrial Direct Co., Inc., Class A	3,700	278,906
TAL International Group, Inc.	300	10,914
Titan Machinery, Inc.*	600	14,820
United Rentals, Inc.*	6,600	300,432
W.W. Grainger, Inc.	4,102	830,122

		3,989,637

Total Industrials		116,286,408

Information Technology (28.6%)
Communications Equipment (1.6%)
Acme Packet, Inc.*	3,800	84,056
ADTRAN, Inc.	4,400	85,976
Anaren, Inc.*	1,339	26,044
Arris Group, Inc.*	27,371	408,923
Aruba Networks, Inc.*	6,200	128,650
Ciena Corp.*	2,836	44,525
Cisco Systems, Inc.	28,020	550,593
F5 Networks, Inc.*	6,800	660,620
Harris Corp.	3,369	164,946
Infinera Corp.*	10,300	59,843
InterDigital, Inc.	3,100	127,410
Ixia*	2,100	35,658
Juniper Networks, Inc.*	99,400	1,955,198
Loral Space & Communications, Inc.	1,058	57,830
Motorola Solutions, Inc.	20,400	1,135,872
NETGEAR, Inc.*	500	19,710
QUALCOMM, Inc.	268,824	16,672,465
Riverbed Technology, Inc.*	11,177	220,418
ShoreTel, Inc.*	3,000	12,720
ViaSat, Inc.*	2,361	91,843

		22,543,300

Computers & Peripherals (5.8%)
3D Systems Corp.*	2,600	138,710
Apple, Inc.	106,889	56,975,044
EMC Corp.*	246,677	6,240,928

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Fusion-io, Inc.*	199,266	$4,569,169
Immersion Corp.*	1,200	8,244
NCR Corp.*	11,360	289,453
NetApp, Inc.*	17,100	573,705
SanDisk Corp.*	82,615	3,598,709
Seagate Technology plc	70,125	2,137,410
Silicon Graphics International Corp.*	425,623	4,354,123
Stratasys Ltd.*	25,510	2,044,627
Super Micro Computer, Inc.*	1,600	16,320
Western Digital Corp.	6,700	284,683

		81,231,125

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	11,360	734,992
Anixter International, Inc.	200	12,796
Badger Meter, Inc.	1,800	85,338
Cognex Corp.	607	22,350
Daktronics, Inc.	2,700	29,889
Dolby Laboratories, Inc., Class A	21,200	621,796
DTS, Inc.*	1,400	23,380
Echelon Corp.*	2,400	5,880
FARO Technologies, Inc.*	1,400	49,952
FEI Co.	4,106	227,719
FLIR Systems, Inc.	12,888	287,531
IPG Photonics Corp.	1,600	106,640
Jabil Circuit, Inc.	11,300	217,977
Maxwell Technologies, Inc.*	1,500	12,435
MTS Systems Corp.	500	25,465
Multi-Fineline Electronix, Inc.*	1,300	26,273
National Instruments Corp.	6,500	167,765
OSI Systems, Inc.*	1,000	64,040
Plexus Corp.*	1,118	28,844
TE Connectivity Ltd.	49,780	1,847,834
Trimble Navigation Ltd.*	10,300	615,734
Universal Display Corp.*	2,300	58,926

		5,273,556

Internet Software & Services (5.1%)
Akamai Technologies, Inc.*	96,219	3,936,319
AOL, Inc.*	5,900	174,699
Baidu, Inc. (ADR)*	9,200	922,668
Blucora, Inc.*	1,600	25,136
comScore, Inc.*	1,500	20,670
Constant Contact, Inc.*	2,900	41,209
Cornerstone OnDemand, Inc.*	70,083	2,069,551
CoStar Group, Inc.*	2,488	222,353
Dealertrack Technologies, Inc.*	4,700	134,984
Dice Holdings, Inc.*	1,300	11,934
eBay, Inc.*	208,227	10,623,741
Equinix, Inc.*	21,649	4,464,024
Facebook, Inc., Class A*	201,205	5,358,089
Google, Inc., Class A*	41,993	29,788,574
IAC/InterActiveCorp	3,400	160,820
j2 Global, Inc.	4,900	149,842
LinkedIn Corp., Class A*	71,457	8,204,693
Liquidity Services, Inc.*	1,200	49,032
LivePerson, Inc.*	5,500	72,270
Move, Inc.*	4,800	36,432
NIC, Inc.	6,200	101,308
Rackspace Hosting, Inc.*	42,050	3,123,053

Stamps.com, Inc.*	1,100	$27,720
support.com, Inc.*	2,600	10,868
VeriSign, Inc.*	10,200	395,964
Vocus, Inc.*	1,300	22,594
XO Group, Inc.*	2,300	21,390
Yelp, Inc.*	126,403	2,382,697
Zix Corp.*	9,600	26,880

		72,579,514

IT Services (4.3%)
Accenture plc, Class A	101,464	6,747,356
Alliance Data Systems Corp.*	4,580	663,001
Automatic Data Processing, Inc.	35,659	2,032,920
Broadridge Financial Solutions, Inc.	12,969	296,731
CACI International, Inc., Class A*	500	27,515
Cardtronics, Inc.*	1,000	23,740
Cass Information Systems, Inc.	605	25,531
Cognizant Technology Solutions Corp., Class A*	57,134	4,230,773
CSG Systems International, Inc.*	1,500	27,270
DST Systems, Inc.	700	42,420
ExlService Holdings, Inc.*	1,200	31,800
Fiserv, Inc.*	8,409	664,563
FleetCor Technologies, Inc.*	4,100	219,965
Forrester Research, Inc.	1,300	34,840
Gartner, Inc.*	5,200	239,304
Genpact Ltd.	9,900	153,450
Global Payments, Inc.	7,000	317,100
Hackett Group, Inc.	3,300	14,124
Heartland Payment Systems, Inc.	4,700	138,650
iGATE Corp.*	1,800	28,386
International Business Machines Corp.	76,274	14,610,285
Jack Henry & Associates, Inc.	9,701	380,861
Lionbridge Technologies, Inc.*	9,400	37,788
Mastercard, Inc., Class A	25,458	12,507,006
MAXIMUS, Inc.	2,930	185,235
MoneyGram International, Inc.*	1,287	17,104
NeuStar, Inc., Class A*	1,600	67,088
Paychex, Inc.	21,172	659,296
SAIC, Inc.	9,236	104,551
Teradata Corp.*	12,485	772,697
TNS, Inc.*	3,200	66,336
Total System Services, Inc.	9,700	207,774
Vantiv, Inc., Class A*	6,500	132,730
VeriFone Systems, Inc.*	6,100	181,048
Virtusa Corp.*	500	8,215
Visa, Inc., Class A	89,997	13,641,745
Western Union Co.	47,559	647,278
WEX, Inc.*	2,700	203,499

		60,389,975

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	3,900	153,192

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	43,800	$105,120
Altera Corp.	25,174	866,993
Analog Devices, Inc.	4,099	172,404
Applied Micro Circuits Corp.*	109,610	920,724
Atmel Corp.*	124,100	812,855
ATMI, Inc.*	782	16,328
Avago Technologies Ltd.	16,100	509,726
Broadcom Corp., Class A*	156,741	5,205,369
Cabot Microelectronics Corp.	212	7,528
CEVA, Inc.*	1,200	18,900
Cree, Inc.*	40,245	1,367,525
Cypress Semiconductor Corp.*	13,400	145,256
Exar Corp.*	300	2,670
GT Advanced Technologies, Inc.*	1,700	5,134
Intel Corp.	314,295	6,483,906
Lam Research Corp.*	4,459	161,104
Linear Technology Corp.	19,142	656,571
LSI Corp.*	39,800	281,784
Maxim Integrated Products, Inc.	10,186	299,468
Mellanox Technologies Ltd.*	54,961	3,263,584
MEMC Electronic Materials, Inc.*	2,100	6,741
Micrel, Inc.	427	4,056
Microchip Technology, Inc.	14,581	475,195
Monolithic Power Systems, Inc.	4,055	90,345
NVE Corp.*	400	22,196
NVIDIA Corp.	447,583	5,500,795
Power Integrations, Inc.	2,800	94,108
Rambus, Inc.*	9,000	43,920
Skyworks Solutions, Inc.*	14,994	304,378
Teradyne, Inc.*	10,600	179,034
Texas Instruments, Inc.	86,731	2,683,457
Ultratech, Inc.*	1,900	70,870
Veeco Instruments, Inc.*	2,300	67,896
Volterra Semiconductor Corp.*	2,100	36,057
Xilinx, Inc.	18,300	656,970

		31,538,967

Software (9.2%)
Actuate Corp.*	4,900	27,440
Adobe Systems, Inc.*	19,937	751,226
Advent Software, Inc.*	2,800	59,864
American Software, Inc., Class A	1,200	9,312
ANSYS, Inc.*	7,541	507,811
Autodesk, Inc.*	42,961	1,518,671
Blackbaud, Inc.	5,000	114,150
BMC Software, Inc.*	12,595	499,518
Bottomline Technologies, Inc.*	2,617	69,063
CA, Inc.	5,900	129,682
Cadence Design Systems, Inc.*	19,100	258,041
Check Point Software Technologies Ltd.*	21,470	1,022,831
Citrix Systems, Inc.*	28,822	1,895,046
CommVault Systems, Inc.*	124,100	8,651,011
Compuware Corp.*	2,800	30,436
Concur Technologies, Inc.*	40,300	2,721,056
Ebix, Inc.	1,500	24,105
EPIQ Systems, Inc.	3,002	38,366
FactSet Research Systems, Inc.	3,600	317,016
FalconStor Software, Inc.*	3,100	7,223
Fortinet, Inc.*	8,500	179,095

Guidewire Software, Inc.*	70,750	$2,102,690
Informatica Corp.*	7,600	230,432
Interactive Intelligence Group, Inc.*	1,100	36,894
Intuit, Inc.	50,717	3,017,661
Manhattan Associates, Inc.*	2,000	120,680
Mentor Graphics Corp.*	500	8,510
MICROS Systems, Inc.*	6,900	292,836
Microsoft Corp.#	590,679	15,788,850
NetScout Systems, Inc.*	87,400	2,271,526
NetSuite, Inc.*	162,034	10,904,888
Nuance Communications, Inc.*	36,100	805,752
Oracle Corp.	323,294	10,772,156
Parametric Technology Corp.*	13,400	301,634
Pegasystems, Inc.	1,900	43,092
PROS Holdings, Inc.*	1,000	18,290
QLIK Technologies, Inc.*	5,000	108,600
Red Hat, Inc.*	158,305	8,383,833
Rovi Corp.*	8,538	131,741
Salesforce.com, Inc.*	123,854	20,819,857
ServiceNow, Inc.*	74,410	2,234,532
SolarWinds, Inc.*	206,926	10,853,269
Solera Holdings, Inc.	5,945	317,879
Sourcefire, Inc.*	176,300	8,324,886
Splunk, Inc.*	96,594	2,803,158
Symantec Corp.*	10,500	197,505
Synchronoss Technologies, Inc.*	1,700	35,853
Synopsys, Inc.*	6,100	194,224
Take-Two Interactive Software, Inc.*	890	9,799
TIBCO Software, Inc.*	31,047	683,344
Tyler Technologies, Inc.*	3,100	150,164
Ultimate Software Group, Inc.*	58,500	5,522,985
VASCO Data Security International, Inc.*	2,200	17,952
VMware, Inc., Class A*	29,718	2,797,653
Websense, Inc.*	5,300	79,712
Workday, Inc., Class A*	24,773	1,350,129
Zynga, Inc., Class A*	26,200	62,094

		130,626,023

Total Information Technology		404,335,652

Materials (3.1%)
Chemicals (2.3%)
Airgas, Inc.	4,800	438,192
Albemarle Corp.	3,549	220,464
Balchem Corp.	2,250	81,900
Calgon Carbon Corp.*	6,600	93,588
Celanese Corp.	13,324	593,318
CF Industries Holdings, Inc.	1,018	206,817
E.I. du Pont de Nemours & Co.	66,058	2,970,628
Eastman Chemical Co.	11,244	765,154
Ecolab, Inc.	24,844	1,786,284
FMC Corp.	21,392	1,251,860
Hawkins, Inc.	891	34,428
International Flavors & Fragrances, Inc.	6,400	425,856
Koppers Holdings, Inc.	1,245	47,497
LSB Industries, Inc.*	2,300	81,466
LyondellBasell Industries N.V., Class A	3,800	216,942

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Monsanto Co.	125,291	$11,858,793
OMNOVA Solutions, Inc.*	5,500	38,555
PPG Industries, Inc.	23,850	3,228,097
Praxair, Inc.	35,219	3,854,720
Rockwood Holdings, Inc.	4,600	227,516
Sherwin-Williams Co.	13,373	2,057,035
Sigma-Aldrich Corp.	7,911	582,091
Valspar Corp.	6,500	405,600
W.R. Grace & Co.*	4,701	316,048
Westlake Chemical Corp.	3,000	237,900
Zep, Inc.	1,700	24,548

		32,045,297

Construction Materials (0.0%)
Eagle Materials, Inc.	5,974	349,479
Martin Marietta Materials, Inc.	1,900	179,132
United States Lime & Minerals, Inc.*	100	4,712

		533,323

Containers & Packaging (0.1%)
AEP Industries, Inc.*	400	23,692
Ball Corp.	12,000	537,000
Crown Holdings, Inc.*	4,500	165,645
Owens-Illinois, Inc.*	8,500	180,795
Packaging Corp. of America	6,600	253,902
Rock-Tenn Co., Class A	4,900	342,559

		1,503,593

Metals & Mining (0.6%)
AK Steel Holding Corp.	400	1,840
Allied Nevada Gold Corp.*	6,400	192,832
AMCOL International Corp.	700	21,476
Barrick Gold Corp.	42,270	1,479,873
Carpenter Technology Corp.	3,100	160,053
Compass Minerals International, Inc.	2,700	201,717
Freeport-McMoRan Copper & Gold, Inc.	151,442	5,179,316
Molycorp, Inc.*	4,000	37,760
Nucor Corp.	30,300	1,308,354
Royal Gold, Inc.	3,878	315,320
Southern Copper Corp.	8,503	321,924
Steel Dynamics, Inc.	11,300	155,149

		9,375,614

Paper & Forest Products (0.1%)
Deltic Timber Corp.	900	63,558
International Paper Co.	25,070	998,789

		1,062,347

Total Materials		44,520,174

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.7%)
Cogent Communications Group, Inc.	8,300	187,912
Consolidated Communications Holdings, Inc.	700	11,144
Level 3 Communications, Inc.*	7,200	166,392
Lumos Networks Corp.	1,900	19,038
tw telecom, Inc.*	12,703	323,545
Verizon Communications, Inc.	198,900	8,606,403
Windstream Corp.	20,141	166,768

		9,481,202

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	48,517	$3,500,986
NTELOS Holdings Corp.	1,900	24,909
SBA Communications Corp., Class A*	10,100	717,302

		4,243,197

Total Telecommunication Services		13,724,399

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	3,600	276,876

Gas Utilities (0.1%)
ONEOK, Inc.	14,600	624,150
Questar Corp.	7,700	152,152

		776,302

Total Utilities		1,053,178

Total Common Stocks (86.9%) (Cost $935,868,366)		1,229,202,699

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$600	529

Total Financials		529

Total Corporate Bonds		529

Total Long-Term Debt Securities (0.0%) (Cost $600)		529

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30*	700	4,487

Total Rights (0.0%) (Cost $3,710)		4,487

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Government Securities (2.0%)
U.S. Treasury Bills 0.09%, 5/2/13#(p)	$28,030,000	$28,021,597

Total Short-Term Investment (2.0%) (Cost $28,016,811)		28,021,597

Total Investments (88.9%) (Cost $963,889,487)		1,257,229,312
Other Assets Less Liabilities (11.1%)		157,500,653

Net Assets (100%)		$1,414,729,965

*	Non-income producing.
†	Securities (totaling $855 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,716,577.
(b)	Illiquid security.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

At December 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2012	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	938	March-13	$50,006,415	$49,812,490	$(193,925)
S&P 500 E-Mini Index	1,360	March-13	96,635,211	96,566,800	(68,411)
S&P MidCap 400 E-Mini Index	287	March-13	28,961,263	29,219,470	258,207

					$(4,129)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$242,675,650	$—	$—	$242,675,650
Consumer Staples	81,025,950	—	—	81,025,950
Energy	66,219,680	—	—	66,219,680
Financials	59,727,926	—	—	59,727,926
Health Care	199,632,827	—	855	199,633,682
Industrials	116,286,408	—	—	116,286,408
Information Technology	404,335,652	—	—	404,335,652
Materials	44,520,174	—	—	44,520,174
Telecommunication Services	13,724,399	—	—	13,724,399
Utilities	1,053,178	—	—	1,053,178
Corporate Bonds
Financials	—	529	—	529
Futures	258,207	—	—	258,207
Rights
Health Care	4,487	—	—	4,487
Short-Term Investments	—	28,021,597	—	28,021,597

Total Assets	$1,229,464,538	$28,022,126	$855	$1,257,487,519

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(262,336)	$—	$—	$(262,336)

Total Liabilities	$(262,336)	$—	$—	$(262,336)

Total	$1,229,202,202	$28,022,126	$855	$1,257,225,183

(a)	A Security with a market value of $85,976 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks-Health Care††

Balance as of 12/31/11	$855
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 12/31/12	$855

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 12/31/12.	$—

††	Security shown as Rights in prior year.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Fair Values of Derivative Instruments as of December 31, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	258,207	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$258,207

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(262,336	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(262,336)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	36,767,945	—	—	36,767,945
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$36,767,945	$—	$—	$36,767,945

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(2,020,579)	—	—	(2,020,579)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(2,020,579)	$—	$—	$(2,020,579)

The Portfolio held futures contracts with an average notional balance of approximately $216,783,000 during the year ended December 31, 2012.

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$900,252,124
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$983,782,682

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$306,078,113
Aggregate gross unrealized depreciation	(24,548,439)

Net unrealized appreciation	$281,529,674

Federal income tax cost of investments	$975,699,638

For the year ended December 31, 2012, the Portfolio incurred approximately $2,077 as brokerage commissions with Sanford C. Bernstein & Co., LLC, and $10 with Williams Capital Group, affiliated broker/dealers. Effective May 1, 2012, Williams Capital Group is no longer an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,084,570,271 of which $756,438,884 expires in the year 2016 and $328,131,387 expires in the year 2017. The Portfolio utilized net capital loss carryforward of $59,040,381 during 2012.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value (Cost $963,889,487)	$1,257,229,312
Cash	148,883,420
Foreign cash (Cost $8,745)	9,062
Receivable for securities sold	6,688,347
Due from broker for futures variation margin	4,416,900
Dividends, interest and other receivables	633,365
Receivable from Separate Accounts for Trust shares sold	111,206
Other assets	3,985

Total assets	1,417,975,597

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,100,883
Payable for securities purchased	824,028
Investment management fees payable	691,288
Administrative fees payable	212,374
Distribution fees payable - Class A	180,007
Distribution fees payable - Class B	118,391
Trustees’ fees payable	49,018
Accrued expenses	69,643

Total liabilities	3,245,632

NET ASSETS	$1,414,729,965

Net assets were comprised of:
Paid in capital	$2,239,550,300
Accumulated undistributed net investment income (loss)	624,633
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(1,118,780,981)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	293,336,013

Net assets	$1,414,729,965

Class A
Net asset value, offering and redemption price per share, $849,058,875 / 29,106,488 shares outstanding (unlimited amount authorized: $0.001 par value)	$29.17

Class B
Net asset value, offering and redemption price per share, $559,267,298 / 19,518,687 shares outstanding (unlimited amount authorized: $0.001 par value)	$28.65

Class K
Net asset value, offering and redemption price per share, $6,403,792 / 219,531 shares outstanding (unlimited amount authorized: $0.001 par value)	$29.17

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (net of $2,117 foreign withholding tax)	$17,869,345
Interest	229,503

Total income	18,098,848

EXPENSES
Investment management fees	8,484,231
Administrative fees	2,244,135
Distribution fees - Class A	2,199,573
Distribution fees - Class B	1,465,351
Printing and mailing expenses	165,023
Custodian fees	157,500
Professional fees	74,557
Trustees’ fees	30,181
Miscellaneous	36,795

Gross expenses	14,857,346
Less: Fees paid indirectly	(91,825)

Net expenses	14,765,521

NET INVESTMENT INCOME (LOSS)	3,333,327

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	36,474,194
Futures	36,767,945
Foreign currency transactions	(4,092)

Net realized gain (loss)	73,238,047

Change in unrealized appreciation (depreciation) on:
Securities	120,776,595
Futures	(2,020,579)
Foreign currency translations	220

Net change in unrealized appreciation (depreciation)	118,756,236

NET REALIZED AND UNREALIZED GAIN (LOSS)	191,994,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$195,327,610

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,333,327	$1,719,551
Net realized gain (loss) on investments, futures and foreign currency transactions	73,238,047	17,551,216
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	118,756,236	(110,256,224)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	195,327,610	(90,985,457)

DIVIDENDS:
Dividends from net investment income
Class A	(2,024,059)	(1,502,805)
Class B	(1,334,695)	—
Class K†	(31,588)	(18,239)

TOTAL DIVIDENDS	(3,390,342)	(1,521,044)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 616,503 and 896,126 shares, respectively ]	17,606,653	24,135,458
Capital shares issued in reinvestment of dividends [ 68,660 and 59,964 shares, respectively ]	2,024,059	1,502,805
Capital shares repurchased [ (4,153,212) and (5,343,851) shares, respectively ]	(118,766,187)	(145,629,933	)(z)

Total Class A transactions	(99,135,475)	(119,991,670)

Class B
Capital shares sold [ 693,080 and 1,070,632 shares, respectively ]	19,359,429	28,742,322
Capital shares issued in reinvestment of dividends [ 46,093 and 0 shares, respectively ]	1,334,695	—
Capital shares repurchased [ (3,438,712) and (4,778,573) shares, respectively ]	(96,567,204)	(129,237,075)

Total Class B transactions	(75,873,080)	(100,494,753)

Class K†
Capital shares sold [ 36,716 and 413,222 shares, respectively ]	1,044,295	10,485,663	(z)
Capital shares issued in reinvestment of dividends [ 1,072 and 728 shares, respectively ]	31,588	18,239
Capital shares repurchased [ (212,438) and (19,769) shares, respectively ]	(6,077,302)	(504,351)

Total Class K transactions	(5,001,419)	9,999,551

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(180,009,974)	(210,486,872)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,927,294	(302,993,373)
NET ASSETS:
Beginning of year	1,402,802,671	1,705,796,044

End of year (a)	$1,414,729,965	$1,402,802,671

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$624,633	$488,424

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Aggressive Equity Portfolio exchanged approximately 379,229 Class A shares for approximately 379,229 Class K shares. This exchange amounted to approximately $9,602,274.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO(p)(q)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012	2011		2010		2009		2008
Net asset value, beginning of year	$25.60	$27.32		$23.37		$17.03		$32.11

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.06	(e)	0.14	(e)	0.19	(e)	0.08	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	3.58	(1.73)		4.03		6.23		(15.09)

Total from investment operations	3.64	(1.67)		4.17		6.42		(15.01)

Capital contribution from affiliate (†)	—	—		—		—		0.06

Less distributions:
Dividends from net investment income	(0.07)	(0.05)		(0.22)		(0.08)		(0.13)

Net asset value, end of year	$29.17	$25.60		$27.32		$23.37		$17.03

Total return	14.21%	(6.12)%		17.92	%(aa)	37.69%		(46.55	)%(n)

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$849,059	$833,975		$1,009,682		$914,031		$690,098
Ratio of expenses to average net assets:
After fees paid indirectly	1.00%	0.74%		0.76%		0.67%		0.77%
Before fees paid indirectly	1.01%	0.75%		0.77%		0.82%		0.79%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	0.23%	0.21%		0.56%		0.96%		0.31%
Before fees paid indirectly	0.22%	0.20%		0.55%		0.81%		0.30%
Portfolio turnover rate	72%	74%		54%		91%		98%

	Year Ended December 31,
Class B	2012	2011		2010		2009		2008
Net asset value, beginning of year	$25.15	$26.85		$22.97		$16.74		$31.56

Income (loss) from investment operations:
Net investment income (loss) .	0.06 (e)	(0.01	)(e)	—	#(e)	0.16	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	3.51	(1.69)		4.03		6.09		(14.82)

Total from investment operations	3.57	(1.70)		4.03		6.25		(14.80)

Capital contribution from affiliate (†)	—	—		—		—		0.07

Less distributions:
Dividends from net investment income	(0.07)	—		(0.15)		(0.02)		(0.09)

Net asset value, end of year .	$28.65	$25.15		$26.85		$22.97		$16.74

Total return .	14.19%	(6.33)%		17.63	%(bb)	37.34%		(46.68	)%(o)

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$559,267	$558,736		$696,114		$430,402		$115,805
Ratio of expenses to average net assets:
After fees paid indirectly	1.00%	0.99%		1.01%		0.92%		1.02%
Before fees paid indirectly	1.01%	1.00%		1.02%		1.07	%(c)	1.04%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly .	0.22%	(0.04)%		(0.02)%		0.79%		0.08%
Before fees paid indirectly	0.22%	(0.05)%		(0.02)%		0.65%		0.06%
Portfolio turnover rate	72%	74%		54%		91%		98%

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$25.60	$24.85

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	3.59	0.77

Total from investment operations	3.71	0.80

Less distributions:
Dividends from net investment income	(0.14)	(0.05)

Net asset value, end of period	$29.17	$25.60

Total return (b).	14.50%	3.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s) .	$6,404	$10,092
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.75%	0.74%
Before fees paid indirectly (a)	0.76%	0.75%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.43%	0.37%
Before fees paid indirectly (a)	0.42%	0.37%
Portfolio turnover rate	72%	74%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(†)	The capital contribution from affiliate is related to certain adjustments to historic net asset values.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(n)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (46.77)%.
(o)	Includes a gain incurred resulting from a litigation payment. Without the gain, the total return would have been (46.87)%
(p)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the Multimanager Health Care Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the Multimanager Aggressive Equity Portfolio.
(q)	On September 17, 2010, this Portfolio received, through a substitution transaction, the assets and liabilities of Multimanager Large Cap Growth Portfolio that followed the same objectives as this Portfolio.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 17.83%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been 17.58%.

See Notes to Financial Statements.

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	BlackRock Financial Management, Inc.

➢	Pacific Investment Management Company LLC

➢	SSgA Funds Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares*	5.50%	5.86%	4.99%
Portfolio – Class B Shares*	5.50	5.64	4.75
Portfolio – Class K Shares**	5.76	N/A	5.14
Barclays Intermediate U.S. Government/Credit Index	3.89	5.18	4.62
* Date of inception 12/31/01. ** Date of inception 8/26/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 5.50% for the year ended December 31, 2012. The Portfolio’s benchmark, the Barclays Intermediate U.S. Government/Credit Index, returned 3.89% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Overall duration and curve positioning enhanced performance.

•	In Mortgage Backed Securities (MBS), adding to agency MBS positions prior to the September announcement of the U.S. Federal Reserve’s stimulus package had a positive impact.

•	The market rewarded riskier asset classes and spread sectors performed well; positions in non-agency MBS also and higher yield credit contributed positively towards performance.

•	Holdings of Build America Bonds (BABs), which outperformed like-duration Treasuries and long investment grade corporates, helped performance for the year.

What hurt performance during the year:

•	Security selection in U.S. Treasuries and non-credit sectors, including corporate foreign agency and local government securities, detracted from performance.

•	An overall underweight to corporate bonds, which outperformed Treasuries despite uncertainty surrounding the fiscal cliff, was detrimental to performance.

Portfolio Characteristics As of December 31, 2012
Weighted Average Life (Years)	5.38
Weighted Average Coupon (%)	3.06
Weighted Average Modified Duration (Years)*	4.38
Weighted Average Rating	AA
* Modified duration is a measure of the price senstivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

Distribution of Assets by Sector as of 12/31/12	% of Net Assets
Government Securities	73.9%
Corporate Bonds	25.0
Asset-Backed and Mortgage-Backed Securities	8.4
Time Deposits	0.5
Convertible Preferred Stocks	0.3
Options Purchased	0.0 #
Cash and Other	(8.1)

100.0%

# Less than 0.05%

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,021.40	$4.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.26	4.92
Class B
Actual	1,000.00	1,021.40	4.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.26	4.92
Class K
Actual	1,000.00	1,022.60	3.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.52	3.65

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.97%, 0.97% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (8.4%)
Asset-Backed Securities (2.5%)
321 Henderson Receivables LLC,
Series 2010-3A A 3.820%, 12/15/48§		$1,186,283	$1,251,160
AH Mortgage Advance Co., Ltd.,
Series SART-3 1A1 2.980%, 3/13/43§		300,000	300,192
AH Mortgage Servicer Advance Revolving Trust,
Series SART-1 A1R 2.230%, 5/10/43§		280,000	280,201
American Money Management Corp.,
Series 2006-6A A1A 0.537%, 5/3/18 (l)§		1,158,396	1,144,543
AmeriCredit Automobile Receivables Trust,
Series 2012-2 C 2.640%, 10/10/17		255,000	262,359
Series 2012-2 D 3.380%, 4/9/18		355,000	367,548
Series 2012-4 D 2.680%, 10/9/18		820,000	819,957
Series 2012-5 C 1.690%, 11/8/18		610,000	609,959
Black Diamond CLO 2005-1 Delaware Corp.,
Series 2005-1A A1A 0.559%, 6/20/17 (l)§		25,032	24,907
BlueMountain CLO Ltd., Series 2005-1A A1F 0.548%, 11/15/17 (l)§		720,470	712,108
CarMax Auto Owner Trust, Series 2012-1 B 1.760%, 8/15/17		200,000	205,272
Series 2012-1 C 2.200%, 10/16/17		90,000	92,934
Series 2012-1 D 3.090%, 8/15/18		115,000	119,160
Chesapeake Funding LLC, Series 2012-1A B 1.813%, 11/7/23 (l)§		220,000	222,301
Series 2012-1A C 2.213%, 11/7/23 (l)§		200,000	201,599
Cumberland CLO Ltd., Series 2005-2A A 0.560%, 11/10/19 (l)§		4,330,026	4,284,561
EFS Volunteer LLC, Series 2010-1 A1 1.165%, 10/26/26 (l)§		1,228,364	1,240,643
Ford Credit Floorplan Master Owner Trust,
Series 2010-5 C 2.070%, 9/15/15§		240,000	241,299
Series 2010-5 D 2.410%, 9/15/15§		125,000	125,788
Series 2011-2 C 2.370%, 9/15/15		305,000	306,180
Series 2011-2 D 2.860%, 9/15/15		210,000	211,594
Series 2012-1 C 1.709%, 1/15/16 (l)		345,000	345,715
Series 2012-1 D 2.309%, 1/15/16 (l)		320,000	321,232

Series 2012-2 C 2.860%, 1/15/19		$100,000	$102,814
Series 2012-2 D 3.500%, 1/15/19		145,000	150,700
Series 2012-4 C 1.390%, 9/15/16		180,000	180,088
Series 2012-4 D 2.090%, 9/15/16		320,000	320,171
Series 2012-5 C 2.140%, 9/15/19		600,000	586,684
Series 2012-5 D 2.730%, 9/15/19		600,000	586,829
Galaxy CLO Ltd., 0.610%, 4/17/17 (l)§		815,928	812,308
GSAA Home Equity Trust, Series 2005-11 2A1 0.490%, 10/25/35 (l)		1,098,974	932,296
Series 2006-5 2A1 0.280%, 3/25/36 (l)		76,601	36,002
Harvest CLO S.A., Series IX A1 0.936%, 3/29/17 (l)(m)	EUR	867,450	1,132,621
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2 A1 1.340%, 10/15/43§		$135,000	135,337
Series 2012-T2 A2 1.990%, 10/15/45§		160,000	162,300
Hyundai Auto Receivables Trust,
Series 2012-A D 2.610%, 5/15/18		200,000	204,808
Kingsland I Ltd., Series 2005-1A A1A 0.560%, 6/13/19 (l)§(b)		2,943,996	2,919,117
Magnolia Funding Ltd., Series 2010-1A A1 3.000%, 4/20/17§†	EUR	406,764	537,356
Mid-State Trust, Series 4 A 8.330%, 4/1/30		$111,811	117,156
Morgan Stanley Re-remic Trust,
2.000%, 7/27/49§		474,790	479,538
Nelnet Student Loan Trust,
Series 2006-1 A5 0.422%, 8/23/27 (l)		1,005,000	976,798
Series 2008-3 A4 1.962%, 11/25/24 (l)		345,000	363,786
PFS Financing Corp., Series 2012-AA A 1.409%, 2/15/16 (l)§		300,000	300,769
Renaissance Home Equity Loan Trust,
Series 2003-3 A 0.710%, 12/25/33 (l)		138,928	122,960
Sagamore CLO Ltd., Series 2003-1A A2 0.880%, 10/15/15 (l)§		256,408	255,934
Santander Drive Auto Receivables Trust,
Series 2012-2 D 3.870%, 2/15/18		1,400,000	1,458,106
Series 2012-AA B 1.210%, 10/16/17§		780,000	780,113

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Series 2012-AA C 1.780%, 11/15/18§	$1,200,000	$1,199,726
Scholar Funding Trust, Series 2011-A A 1.213%, 10/28/43 (l)§	1,337,121	1,322,619
SLM Student Loan Trust, Series 2003-B A2 0.708%, 3/15/22 (l)	739,071	718,708
Series 2004-B A2 0.508%, 6/15/21 (l)	842,708	825,291
Series 2005-B A2 0.488%, 3/15/23 (l)	1,215,055	1,186,514
Series 2008-5 A4 2.015%, 7/25/23 (l)	740,000	778,022
Series 2008-9 A 1.815%, 4/25/23 (l)	12,519,829	13,067,249
Series 2011-B A2 3.740%, 2/15/29§	130,000	139,378
Series 2011-C A2B 4.540%, 10/17/44§	380,000	420,596
Series 2012-A A1 1.609%, 8/15/25 (l)§	150,011	151,867
Series 2012-B A2 3.480%, 10/15/30§	910,000	964,174
Series 2012-C A1 1.309%, 8/15/23 (l)§	501,087	504,435
Series 2012-C A2 3.310%, 10/15/46§	910,000	959,754
Series 2012-D A2 2.950%, 2/15/46§	1,050,000	1,092,825
Series 2012-E A1 0.959%, 10/16/23 (l)§	464,327	464,326
Structured Asset Receivables Trust,
Series 2003-2A CTFS 1.989%, 1/21/11 (b)(l)§†	976	976
Structured Receivables Finance LLC,
Series 2010-B A 3.730%, 8/15/36§	693,088	731,699
World Financial Network Credit Card Master Trust,
Series 2012-C A 2.230%, 8/15/22	740,000	755,597
Series 2012-D A 2.150%, 4/17/23	955,000	952,192

		53,581,751

Non-Agency CMO (5.9%)
American Home Mortgage Investment Trust,
Series 2004-3 5A 2.533%, 10/25/34 (l)	171,973	170,040
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 AM 5.448%, 9/10/47	190,000	198,809
Series 2007-1 AMFX 5.482%, 1/15/49 (l)	45,000	47,034
Series 2007-3 A4 5.685%, 6/10/49 (l)	920,000	1,058,046
Series 2007-3 AM 5.685%, 6/10/49 (l)	345,000	372,040
Banc of America Funding Corp.,
Series 2006-A 1A1 2.687%, 2/20/36 (l)	959,068	948,615

Banc of America Large Loan, Inc.,
Series 2010-HLTN 2.509%, 11/15/15 (l)§	$8,170,679	$8,153,839
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A 5.623%, 6/24/50 (l)§	2,200,000	2,497,440
Series 2010-UB4 A4A 5.011%, 12/20/41 (l)§†	235,000	247,276
Series 2012-CLRN A 1.359%, 8/15/29 (l)§	240,000	242,337
BB-UBS Trust,
Series 2012-SHOW XA 0.596%, 11/5/36 IO (l)§	6,280,000	389,479
Series 2012-TFT C 3.468%, 6/5/30 (l)§	150,000	142,353
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2003-T12 A4 4.680%, 8/13/39 (l)	1,430,312	1,456,749
Series 2005-PW10 AM 5.449%, 12/11/40 (l)	210,000	231,764
Citigroup Commercial Mortgage Trust, Inc.,
Series 2008-C7 A3 6.060%, 12/10/49 (l)	7,500,000	7,930,266
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4 A 5.324%, 8/25/35 (l)	3,342,384	3,374,635
Series 2006-AR1 1A1 2.530%, 10/25/35 (l)	4,602,187	4,300,215
COMM 2010-RR1 Mortgage Trust,
Series 2010-RR1 GEB 5.543%, 12/11/49 (l)§	200,000	225,415
Commercial Mortgage Pass Through Certificates,
Series 2006-C8 AM 5.347%, 12/10/46	385,000	426,095
Series 2010-C1 A1 3.156%, 7/10/46§	7,150,649	7,537,039
Series 2012-CR1 XA 2.260%, 5/15/45 IO (l)	3,900,774	545,083
Series 2012-LTRT A2 3.400%, 10/5/30§	780,000	796,023
Countrywide Alternative Loan Trust,
Series 2003-J3 2A1 6.250%, 12/25/33	61,009	64,134
Series 2006-OA22 A1 0.370%, 2/25/47 (l)	334,820	252,504
Series 2006-OA6 1A2 0.420%, 7/25/46 (l)	204,129	148,794
Series 2007-OH1 A1D 0.420%, 4/25/47 (l)	349,051	204,492
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2006-OA5 2A1 0.410%, 4/25/46 (l)	375,565	241,473
Credit Suisse Mortgage Capital Certificates,
Series 2006-C3 AM 5.804%, 6/15/38 (l)	290,000	316,941
Series 2006-C5 A3 5.311%, 12/15/39	500,000	568,291
Series 2008-C1 A2 6.052%, 2/15/41 (l)	155,814	162,394
Series 2010-RR1 2A 5.695%, 9/15/40 (l)§	4,800,000	5,568,499

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Series 2010-RR1 3A 5.685%, 6/10/49 (l)§	$4,800,000	$5,550,346
Series 2010-RR2 2A 5.762%, 9/15/39 (l)§	1,630,000	1,886,254
Series 2010-RR7 2A 5.467%, 9/18/39 (l)§	2,785,000	3,172,051
Series 2011-4R 5A1 4.851%, 5/27/36 (l)§	2,268,726	2,172,808
Series 2011-4R 6A1 2.294%, 5/27/36 (l)§	903,363	877,261
CS First Boston Mortgage Securities Corp.,
Series 2003-C3 A5 3.936%, 5/15/38	1,279,399	1,286,249
Series 2005-C3 AJ 4.771%, 7/15/37	80,000	82,371
DBRR Trust,
Series 2011-C32 A3A 5.737%, 6/17/49 (l)§	500,000	585,889
Series 2012-EZ1 A 0.946%, 9/25/45§†	1,328,488	1,333,375
EMF-NL B.V., Series 2008-2X A2 1.209%, 7/17/41 (l)(m)	EUR 1,200,000	1,025,651
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A 0.559%, 11/15/31 (l)	370,185	353,562
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1 AM 5.290%, 11/10/45 (l)	330,000	339,436
Granite Master Issuer plc, Series 2006-3 A7 0.411%, 12/20/54 (l)	859,123	845,885
Series 2006-4 A6 0.391%, 12/20/54 (l)	2,147,807	2,114,711
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11 A4 5.736%, 12/10/49	160,000	189,460
Series 2007-GG9 AM 5.475%, 3/10/39	130,000	139,840
GS Mortgage Securities Corp. II,
Series 2006-GG8 AM 5.591%, 11/10/39	140,000	156,866
Series 2010-C1 A2 4.592%, 8/10/43§	6,200,000	7,185,640
GSR Mortgage Loan Trust, Series 2005-AR6 2A1 2.660%, 9/25/35 (l)	1,003,940	1,010,851
Series 2006-AR2 2A1 2.960%, 4/25/36 (l)	546,936	500,269
Homebanc Mortgage Trust, Series 2005-4 A1 0.480%, 10/25/35 (l)	541,811	440,452
Impac CMB Trust, Series 2003-8 2A1 1.110%, 10/25/33 (l)	91,935	89,646
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CB8 A1A 4.158%, 1/12/39§	789,516	812,601
Series 2006-CB14 5.452%, 12/12/44 (l)	120,000	130,145
Series 2007-CB20 5.880%, 2/12/51 (l)	608,400	699,537

Series 2008-C2 ASB 6.125%, 2/12/51 (l)	$498,113	$547,092
Series 2012-CBX XA 2.052%, 6/15/45 IO (l)	1,816,535	210,812
JP Morgan Mortgage Trust, Series 2006-A3 6A1 2.995%, 8/25/34 (l)	644,110	651,548
Series 2006-A4 2A2 5.363%, 6/25/36 (l)	1,163,363	1,069,396
Series 2006-S2 2A2 5.875%, 6/25/21	80,061	77,117
Series 2007-A1 3A3 3.095%, 7/25/35 (l)	646,666	642,156
Series 2007-S1 1A2 5.500%, 3/25/22	80,210	77,998
LB-UBS Commercial Mortgage Trust,
Series 2004-C7 A1A 4.475%, 10/15/29	911,230	953,409
Series 2005-C2 AJ 5.205%, 4/15/30 (l)	265,000	279,620
Series 2006-C4 AM 5.885%, 6/15/38 (l)	240,000	269,530
Series 2006-C7 AM 5.378%, 11/15/38	230,000	248,101
Series 2007-C1 A4 5.424%, 2/15/40	4,000,000	4,647,140
Series 2007-C1 AM 5.455%, 2/15/40	240,000	268,207
Series 2007-C6 A4 5.858%, 7/15/40 (l)	1,120,000	1,335,880
Series 2007-C7 A3 5.866%, 9/15/45 (l)	1,070,000	1,283,859
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A 2.039%, 12/25/32 (l)	141,858	138,309
Series 2005-A10 A 0.420%, 2/25/36 (l)	1,643,413	1,375,813
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-9 A4 5.700%, 9/12/49	1,910,000	2,233,971
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J 6.010%, 11/15/30§	7,000,000	6,881,180
Series 2007-HQ12 A2FX 5.575%, 4/12/49 (l)	830,054	861,022
Series 2007-IQ14 A2FX 5.610%, 4/15/49	1,123,774	1,189,115
Series 2012-C4 XA 2.696%, 3/15/45 IO (l)§	3,271,585	477,383
Morgan Stanley Re-remic Trust,
Series 2009-GG10 A4A 5.789%, 8/12/45 (l)§	1,800,000	2,100,114
Series 2011-IO A 2.500%, 3/23/51§	313,107	316,081
Series 2012-IO AXB1 1.000%, 3/29/15†§	310,847	310,253
Series 2012-IO AXB2 1.000%, 3/29/15†§	233,136	225,522
OBP Depositor LLC Trust, Series 2010-OBP A 4.646%, 7/15/45§	6,500,000	7,628,195

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

RBSCF Trust, Series 2010-RR3 JPMA 5.420%, 1/16/49 (l)§	$2,500,000	$2,897,430
Series 2010-RR4 CMLA 6.006%, 12/16/49 (l)§	1,234,000	1,472,446
S2 Hospitality LLC, Series 2012-LV1 A 4.500%, 4/15/25§	272,006	272,361
Sequoia Mortgage Trust, Series 10 2A1 0.971%, 10/20/27 (l)	43,400	41,750
Series 2003-4 2A1 0.561%, 7/20/33 (l)	156,643	151,439
STRIPs 2012-1 Ltd., Series 2012-1A A 1.500%, 12/25/44§†	880,595	870,314
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1 2.848%, 11/25/34 (l)	1,060,755	1,073,687
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5 A1 0.460%, 7/19/35 (l)	369,918	347,754
Series 2005-AR5 A2 0.460%, 7/19/35 (l)	1,612,824	1,505,110
Series 2006-AR3 12A1 0.430%, 5/25/36 (l)	1,342,729	889,598
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A 1.565%, 8/25/42 (l)	69,681	69,521
Series 2003-AR1 A5 2.120%, 3/25/33 (l)	581,239	585,332
Wells Fargo Re-Remic Trust,
Series 2012-IO A 1.750%, 8/20/21§†	517,957	517,253
WF-RBS Commercial Mortgage Trust,
Series 2012-C10 XA 1.856%, 12/15/45 IO (l)§	4,160,000	514,532
Series 2012-C9 XA 2.288%, 11/15/45 IO (l)§	2,977,035	429,353

		129,735,973

Total Asset-Backed and Mortgage-Backed Securities		183,317,724

Corporate Bonds (25.0%)
Consumer Discretionary (1.4%)
Auto Components (0.1%)
BorgWarner, Inc. 4.625%, 9/15/20	220,000	241,305
Johnson Controls, Inc. 1.750%, 3/1/14	250,000	252,939
4.250%, 3/1/21	310,000	340,995

		835,239

Hotels, Restaurants & Leisure (0.1%)
Carnival Corp. 1.875%, 12/15/17	150,000	150,594
Darden Restaurants, Inc. 4.500%, 10/15/21	150,000	164,378

Hyatt Hotels Corp. 3.875%, 8/15/16	$100,000	$106,631
5.375%, 8/15/21	100,000	112,685
International Game Technology
5.500%, 6/15/20	100,000	108,602
Marriott International, Inc. 3.250%, 9/15/22	250,000	251,058
McDonald’s Corp. 5.800%, 10/15/17	250,000	303,916
3.500%, 7/15/20	160,000	177,258
3.625%, 5/20/21	100,000	111,339
Starbucks Corp. 6.250%, 8/15/17	100,000	120,428
Yum! Brands, Inc. 4.250%, 9/15/15	100,000	108,072
5.300%, 9/15/19	150,000	177,044

		1,892,005

Household Durables (0.0%)
Newell Rubbermaid, Inc. 4.700%, 8/15/20	200,000	221,617
NVR, Inc. 3.950%, 9/15/22	150,000	154,690
Tupperware Brands Corp. 4.750%, 6/1/21	100,000	106,593
Whirlpool Corp. 8.600%, 5/1/14	100,000	109,563
4.850%, 6/15/21	100,000	107,619

		700,082

Internet & Catalog Retail (0.0%)
Expedia, Inc. 5.950%, 8/15/20	300,000	333,000

Media (1.0%)
CBS Corp.
8.875%, 5/15/19	250,000	339,476
5.750%, 4/15/20	380,000	455,146
CC Holdings GS V LLC
3.849%, 4/15/23§	323,000	328,612
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.460%, 9/6/16	916,790	920,223
Comcast Corp. 6.500%, 1/15/15	1,369,000	1,521,987
5.900%, 3/15/16	300,000	343,749
6.500%, 1/15/17	300,000	359,515
5.875%, 2/15/18	777,000	936,760
5.700%, 5/15/18	300,000	360,868
3.125%, 7/15/22	250,000	261,266
4.650%, 7/15/42	1,181,000	1,234,121
COX Communications, Inc.
5.500%, 10/1/15	150,000	168,110
3.250%, 12/15/22§	61,000	62,890
8.375%, 3/1/39§	840,000	1,280,651
4.700%, 12/15/42§	20,000	20,704
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	195,000	204,824
3.500%, 3/1/16	300,000	319,352
5.875%, 10/1/19	200,000	236,554

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

5.200%, 3/15/20	$130,000	$147,242
4.600%, 2/15/21	300,000	329,006
5.000%, 3/1/21	200,000	224,813
Discovery Communications LLC
3.700%, 6/1/15	200,000	213,288
5.050%, 6/1/20	200,000	232,382
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	200,000	197,500
NBCUniversal Media LLC
3.650%, 4/30/15	300,000	319,194
5.150%, 4/30/20	966,000	1,145,145
4.375%, 4/1/21	300,000	336,772
2.875%, 1/15/23	909,000	910,203
News America, Inc.
4.500%, 2/15/21	500,000	569,345
3.000%, 9/15/22§	200,000	202,221
Omnicom Group, Inc.
5.900%, 4/15/16	200,000	228,028
4.450%, 8/15/20	200,000	221,828
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	300,000	386,069
Thomson Reuters Corp.
5.700%, 10/1/14	300,000	324,730
4.700%, 10/15/19	150,000	169,246
Time Warner Cable, Inc.
5.850%, 5/1/17	750,000	886,574
5.000%, 2/1/20	200,000	234,010
4.000%, 9/1/21	675,000	743,063
5.500%, 9/1/41	315,000	347,894
4.500%, 9/15/42	945,000	921,608
Time Warner, Inc.
5.875%, 11/15/16	500,000	584,172
4.875%, 3/15/20	250,000	290,678
4.700%, 1/15/21	150,000	171,666
3.400%, 6/15/22	100,000	104,775
Viacom, Inc.
4.375%, 9/15/14	400,000	423,885
5.625%, 9/15/19	250,000	300,890
Walt Disney Co.
5.500%, 3/15/19	300,000	367,782
2.750%, 8/16/21	150,000	157,833
2.350%, 12/1/22	250,000	252,830
WPP Finance 2010
3.625%, 9/7/22	150,000	149,518
WPP Finance UK Corp.
8.000%, 9/15/14	250,000	276,108

		21,725,106

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	108,672
Kohl’s Corp.
6.250%, 12/15/17	100,000	119,857
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	160,000	171,200
5.900%, 12/1/16	313,000	366,210
7.450%, 7/15/17	949,000	1,186,250
Nordstrom, Inc.
6.750%, 6/1/14	100,000	108,465
4.750%, 5/1/20	100,000	115,820
4.000%, 10/15/21	100,000	112,216

Target Corp.
6.000%, 1/15/18	$400,000	$492,373
2.900%, 1/15/22	150,000	157,987

		2,939,050

Specialty Retail (0.1%)
AutoZone, Inc.
6.500%, 1/15/14	100,000	105,795
4.000%, 11/15/20	250,000	270,394
Home Depot, Inc.
5.400%, 3/1/16	500,000	570,971
4.400%, 4/1/21	250,000	294,043
Lowe’s Cos., Inc.
2.125%, 4/15/16	200,000	207,978
4.625%, 4/15/20	300,000	348,791
O’Reilly Automotive, Inc.
4.625%, 9/15/21	100,000	109,981
Staples, Inc.
9.750%, 1/15/14	200,000	217,387
TJX Cos., Inc.
6.950%, 4/15/19	145,000	185,573

		2,310,913

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	200,000	209,936

Total Consumer Discretionary		30,945,331

Consumer Staples (1.5%)
Beverages (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	250,000	253,224
4.125%, 1/15/15	630,000	672,754
2.875%, 2/15/16	200,000	212,133
1.375%, 7/15/17	69,000	69,485
7.750%, 1/15/19	250,000	332,811
5.375%, 1/15/20	250,000	304,888
2.500%, 7/15/22	740,000	742,686
Beam, Inc.
6.375%, 6/15/14	100,000	108,245
Bottling Group LLC
6.950%, 3/15/14	400,000	429,983
5.500%, 4/1/16	200,000	230,036
Brown-Forman Corp.
2.500%, 1/15/16	150,000	157,618
Coca-Cola Co.
0.750%, 3/13/15	100,000	100,449
1.500%, 11/15/15	250,000	255,777
1.800%, 9/1/16	400,000	413,577
3.150%, 11/15/20	250,000	272,133
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	100,000	102,381
3.250%, 8/19/21	100,000	104,365
Diageo Capital plc
5.750%, 10/23/17	250,000	301,662
Diageo Finance B.V.
3.250%, 1/15/15	200,000	210,048
5.300%, 10/28/15	250,000	280,862
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	200,000	207,559
3.200%, 11/15/21	100,000	104,223

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Heineken N.V.
1.400%, 10/1/17§	$95,000	$94,684
2.750%, 4/1/23§	580,000	571,717
PepsiAmericas, Inc.
4.375%, 2/15/14	300,000	313,033
PepsiCo, Inc.
0.700%, 8/13/15	100,000	99,937
7.900%, 11/1/18	500,000	676,064
4.500%, 1/15/20	400,000	461,729
Pernod-Ricard S.A.
4.450%, 1/15/22§	850,000	937,999

		9,022,062

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	150,000	176,946
1.700%, 12/15/19	250,000	251,627
CVS Caremark Corp.
4.875%, 9/15/14	100,000	107,144
3.250%, 5/18/15	350,000	370,294
4.750%, 5/18/20	350,000	407,958
CVS Pass-Through Trust
7.507%, 1/10/32§	5,275,562	6,987,965
Delhaize Group S.A.
4.125%, 4/10/19	100,000	102,869
Kroger Co.
7.500%, 1/15/14	300,000	320,733
6.400%, 8/15/17	250,000	301,493
Safeway, Inc.
5.000%, 8/15/19	400,000	429,951
Walgreen Co.
1.800%, 9/15/17	150,000	151,147
5.250%, 1/15/19	100,000	117,087
3.100%, 9/15/22	200,000	201,180
Wal-Mart Stores, Inc.
2.875%, 4/1/15	750,000	788,297
5.800%, 2/15/18	500,000	611,557
3.250%, 10/25/20	200,000	217,130

		11,543,378

Food Products (0.4%)
Bunge Ltd. Finance Corp. 5.350%, 4/15/14	400,000	420,651
Campbell Soup Co. 3.375%, 8/15/14	100,000	104,506
ConAgra Foods, Inc. 5.819%, 6/15/17	200,000	233,843
General Mills, Inc. 5.650%, 2/15/19	250,000	306,696
Hershey Co. 4.850%, 8/15/15	250,000	275,856
Hormel Foods Corp. 4.125%, 4/15/21	100,000	112,840
Ingredion, Inc.
3.200%, 11/1/15	100,000	104,826
4.625%, 11/1/20	100,000	112,030
J.M. Smucker Co. 3.500%, 10/15/21	200,000	212,023
Kellogg Co. 4.000%, 12/15/20	250,000	278,874

Kraft Foods Group, Inc.
3.500%, 6/6/22§	$1,028,000	$1,093,402
5.000%, 6/4/42§	307,000	342,564
McCormick & Co., Inc. 3.900%, 7/15/21	75,000	82,733
Mead Johnson Nutrition Co.
3.500%, 11/1/14	100,000	104,284
4.900%, 11/1/19	200,000	229,667
Mondelez International, Inc.
4.125%, 2/9/16	350,000	381,314
6.500%, 8/11/17	1,030,000	1,254,832
6.125%, 2/1/18	500,000	608,297
5.375%, 2/10/20	500,000	605,591
6.500%, 2/9/40	124,000	167,813
Tyson Foods, Inc. 4.500%, 6/15/22	1,000,000	1,082,500

		8,115,142

Household Products (0.1%)
Clorox Co. 3.550%, 11/1/15	250,000	265,777
Colgate-Palmolive Co. 3.150%, 8/5/15	300,000	319,930
Energizer Holdings, Inc. 4.700%, 5/19/21	150,000	159,986
Kimberly-Clark Corp.
6.125%, 8/1/17	250,000	306,133
7.500%, 11/1/18	100,000	133,286
3.875%, 3/1/21	105,000	117,275
Procter & Gamble Co.
3.150%, 9/1/15	350,000	373,055
4.700%, 2/15/19	500,000	590,525

		2,265,967

Personal Products (0.0%)
Avon Products, Inc. 5.625%, 3/1/14	200,000	208,454

Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	220,000	307,161
4.750%, 5/5/21	250,000	283,127
2.850%, 8/9/22	250,000	246,234
Lorillard Tobacco Co.
3.500%, 8/4/16	110,000	116,480
6.875%, 5/1/20	250,000	303,813
Philip Morris International, Inc.
5.650%, 5/16/18	650,000	788,838
2.500%, 8/22/22	100,000	100,006
Reynolds American, Inc.
6.750%, 6/15/17	300,000	360,507
3.250%, 11/1/22	200,000	200,438

		2,706,604

Total Consumer Staples		33,861,607

Energy (2.3%)
Energy Equipment & Services (0.3%)
Cameron International Corp. 4.500%, 6/1/21	150,000	167,376

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Diamond Offshore Drilling, Inc. 5.875%, 5/1/19	$105,000	$129,536
Ensco plc
3.250%, 3/15/16	250,000	266,678
4.700%, 3/15/21	400,000	451,920
Halliburton Co. 6.150%, 9/15/19	250,000	317,660
Pride International, Inc. 6.875%, 8/15/20	360,000	455,190
Rowan Cos., Inc. 7.875%, 8/1/19	130,000	161,886
Transocean, Inc.
4.950%, 11/15/15	250,000	273,880
5.050%, 12/15/16	340,000	378,913
2.500%, 10/15/17	630,000	638,711
6.000%, 3/15/18	1,491,000	1,755,321
6.500%, 11/15/20	250,000	303,920
3.800%, 10/15/22	264,000	273,940
Weatherford International Ltd.
5.500%, 2/15/16	299,000	329,898
9.625%, 3/1/19	300,000	391,561

		6,296,390

Oil, Gas & Consumable Fuels (2.0%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,361,000	1,557,813
8.700%, 3/15/19	300,000	406,852
Apache Corp.
5.625%, 1/15/17	200,000	236,028
3.250%, 4/15/22	200,000	212,468
Buckeye Partners LP 4.875%, 2/1/21	200,000	206,459
Canadian Natural Resources Ltd. 5.700%, 5/15/17	400,000	471,918
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	105,919
5.700%, 10/15/19	200,000	242,825
Chevron Corp.
1.104%, 12/5/17	200,000	201,027
4.950%, 3/3/19	250,000	297,029
2.355%, 12/5/22	150,000	150,029
ConocoPhillips
4.600%, 1/15/15	500,000	540,179
1.050%, 12/15/17	100,000	99,227
5.750%, 2/1/19	250,000	307,062
6.000%, 1/15/20	250,000	317,959
Devon Energy Corp.
2.400%, 7/15/16	150,000	156,456
4.000%, 7/15/21	200,000	222,146
Enbridge Energy Partners LP 9.875%, 3/1/19	250,000	341,155
Enbridge, Inc. 5.800%, 6/15/14	300,000	322,067
EnCana Corp. 6.500%, 5/15/19	245,000	303,123
Energy Transfer Partners LP
9.000%, 4/15/19	300,000	396,154
5.200%, 2/1/22	300,000	342,794
Enterprise Products Operating LLC
9.750%, 1/31/14	200,000	219,085
1.250%, 8/13/15	122,000	122,731

3.200%, 2/1/16	$400,000	$424,231
6.300%, 9/15/17	200,000	242,233
5.250%, 1/31/20	100,000	119,176
EOG Resources, Inc.
2.950%, 6/1/15	250,000	262,619
5.625%, 6/1/19	100,000	123,026
4.100%, 2/1/21	250,000	286,065
2.625%, 3/15/23	385,000	388,648
EQT Corp. 8.125%, 6/1/19	200,000	247,603
Gazprom S.A. (Gaz Capital S.A.)
8.146%, 4/11/18§	1,800,000	2,222,241
9.250%, 4/23/19(m)	300,000	394,875
Husky Energy, Inc. 5.900%, 6/15/14	335,000	358,607
Kinder Morgan Energy Partners LP
5.625%, 2/15/15	100,000	109,669
6.000%, 2/1/17	200,000	233,608
6.850%, 2/15/20	250,000	314,647
Magellan Midstream Partners LP
6.550%, 7/15/19	150,000	185,425
4.250%, 2/1/21	100,000	111,082
Marathon Oil Corp. 2.800%, 11/1/22	200,000	201,111
Marathon Petroleum Corp.
3.500%, 3/1/16	130,000	139,810
5.125%, 3/1/21	150,000	176,382
Murphy Oil Corp.
2.500%, 12/1/17	245,000	246,513
4.000%, 6/1/22	306,000	306,754
3.700%, 12/1/22	471,000	472,535
Nabors Industries, Inc. 9.250%, 1/15/19	300,000	396,087
Nexen, Inc.
6.200%, 7/30/19	100,000	122,318
5.875%, 3/10/35	20,000	24,203
6.400%, 5/15/37	190,000	243,693
7.500%, 7/30/39	660,000	956,638
Noble Energy, Inc. 4.150%, 12/15/21	250,000	274,691
Noble Holding International Ltd.
3.050%, 3/1/16	150,000	158,121
2.500%, 3/15/17	225,000	232,773
4.625%, 3/1/21	200,000	220,478
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	105,513
4.125%, 6/1/16	150,000	166,494
4.100%, 2/1/21	300,000	343,944
ONEOK Partners LP
3.250%, 2/1/16	100,000	105,587
8.625%, 3/1/19	100,000	133,234
3.375%, 10/1/22	100,000	102,233
PC Financial Partnership 5.000%, 11/15/14	500,000	537,868
Petrobras International Finance Co.
3.875%, 1/27/16	2,940,000	3,101,259
3.500%, 2/6/17	250,000	262,128
7.875%, 3/15/19	350,000	438,672
5.750%, 1/20/20	2,680,000	3,050,135
5.375%, 1/27/21	750,000	844,710

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount		Value (Note 1)

Petrohawk Energy Corp. 6.250%, 6/1/19		$250,000	$284,829
Petroleos Mexicanos
4.875%, 3/15/15		350,000	376,250
8.000%, 5/3/19		500,000	652,500
6.000%, 3/5/20		620,000	740,900
Phillips 66 4.300%, 4/1/22§		400,000	435,159
Pioneer Natural Resources Co.
6.875%, 5/1/18		150,000	182,643
3.950%, 7/15/22		200,000	210,606
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15		250,000	270,208
8.750%, 5/1/19		100,000	137,228
5.000%, 2/1/21		100,000	115,791
Shell International Finance B.V.
4.000%, 3/21/14		500,000	521,828
3.100%, 6/28/15		6,600,000	7,017,176
4.300%, 9/22/19		200,000	231,782
4.375%, 3/25/20		100,000	116,309
2.375%, 8/21/22		200,000	199,927
Southwestern Energy Co.
7.500%, 2/1/18		200,000	245,976
4.100%, 3/15/22§		500,000	533,681
Spectra Energy Capital LLC
6.200%, 4/15/18		200,000	242,840
8.000%, 10/1/19		100,000	130,752
Statoil ASA
2.900%, 10/15/14		500,000	520,830
1.200%, 1/17/18		100,000	99,908
5.250%, 4/15/19		250,000	301,052
Talisman Energy, Inc. 7.750%, 6/1/19		200,000	258,904
Total Capital Canada Ltd. 1.625%, 1/28/14		200,000	202,702
Total Capital S.A.
3.125%, 10/2/15		400,000	425,573
4.450%, 6/24/20		100,000	116,140
4.125%, 1/28/21		200,000	227,349
TransCanada PipeLines Ltd.
3.400%, 6/1/15		200,000	212,354
7.125%, 1/15/19		400,000	508,174
2.500%, 8/1/22		175,000	173,932
6.350%, 5/15/67 (l)		100,000	106,000
Valero Energy Corp.
6.125%, 2/1/20		365,000	443,529
6.625%, 6/15/37		179,000	220,785
Williams Cos., Inc.
7.875%, 9/1/21		284,000	364,142
3.700%, 1/15/23		105,000	106,102
Williams Partners LP
3.800%, 2/15/15		200,000	211,237
5.250%, 3/15/20		310,000	357,935
4.000%, 11/15/21		100,000	107,314
XTO Energy, Inc.
6.250%, 8/1/17		200,000	247,129

			45,023,620

Total Energy			51,320,010

Financials (12.6%)
Capital Markets (1.7%)
Ameriprise Financial, Inc. 5.650%, 11/15/15		$150,000	$169,476
7.300%, 6/28/19		90,000	116,402
5.300%, 3/15/20		100,000	118,775
Bank of New York Mellon Corp.
3.100%, 1/15/15		500,000	525,169
1.200%, 2/20/15		85,000	85,974
5.450%, 5/15/19		200,000	237,932
4.150%, 2/1/21		200,000	224,651
3.550%, 9/23/21		100,000	108,440
Bear Stearns Cos. LLC 5.300%, 10/30/15		829,000	920,505
BlackRock, Inc. 3.500%, 12/10/14		250,000	263,670
5.000%, 12/10/19		200,000	239,393
Charles Schwab Corp. 4.450%, 7/22/20		100,000	113,453
3.225%, 9/1/22§		100,000	99,713
Deutsche Bank AG/London 3.875%, 8/18/14		500,000	524,921
6.000%, 9/1/17		500,000	598,452
Eaton Vance Corp. 6.500%, 10/2/17		100,000	120,949
Goldman Sachs Group, Inc. 6.000%, 5/1/14		575,000	613,047
5.125%, 1/15/15		3,500,000	3,766,647
0.541%, 5/18/15 (l)	EUR	100,000	129,257
5.350%, 1/15/16		$1,000,000	1,103,639
3.625%, 2/7/16		1,000,000	1,059,548
5.625%, 1/15/17		300,000	329,265
6.250%, 9/1/17		750,000	884,170
6.150%, 4/1/18		750,000	885,912
7.500%, 2/15/19		1,300,000	1,634,521
5.375%, 3/15/20		1,000,000	1,142,447
5.250%, 7/27/21		725,000	824,776
5.750%, 1/24/22		2,087,000	2,450,523
Jefferies Group, Inc. 8.500%, 7/15/19		300,000	359,655
Lazard Group LLC 7.125%, 5/15/15		200,000	221,750
Lehman Brothers Holdings, Inc.
0.000%, 12/23/09 *(h)		10,200,000	2,371,500
5.625%, 1/24/13 *(h)		5,000,000	1,187,500
6.750%, 12/28/17 *†(b)(h)		1,297,000	—
Merrill Lynch & Co., Inc.
5.700%, 5/2/17		750,000	829,432
6.875%, 4/25/18		1,000,000	1,215,000
Morgan Stanley
5.300%, 3/1/13		43,000	43,317
6.000%, 5/13/14		700,000	741,090
6.000%, 4/28/15		45,000	49,091
4.000%, 7/24/15		1,500,000	1,573,322
5.550%, 4/27/17		1,000,000	1,113,547
5.950%, 12/28/17		500,000	568,172
7.300%, 5/13/19		1,200,000	1,465,444
5.750%, 1/25/21		750,000	857,273
5.500%, 7/28/21		150,000	169,556
Nomura Holdings, Inc.
5.000%, 3/4/15		300,000	317,910

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount		Value (Note 1)

4.125%, 1/19/16		$100,000	$104,355
6.700%, 3/4/20		203,000	237,655
Northern Trust Corp. 3.450%, 11/4/20		200,000	215,513
Raymond James Financial, Inc. 4.250%, 4/15/16		100,000	106,327
8.600%, 8/15/19		100,000	125,603
SteelRiver Transmission Co. LLC 4.710%, 6/30/17§(b)		1,957,029	2,039,694
TD Ameritrade Holding Corp. 5.600%, 12/1/19		100,000	118,926
Tiers Trust Series 2012-01
2.062%, 5/12/14 (l)*§†		1,676,000	1,671,810

			36,995,069

Commercial Banks (4.0%)
American Express Centurion Bank 6.000%, 9/13/17		400,000	484,880
Banco do Brasil S.A./Cayman 3.058%, 7/2/14 (l)§		100,000	101,763
4.500%, 1/22/15§		50,000	52,812
3.875%, 10/10/22		300,000	301,500
Banco Santander S.A./Chile 1.921%, 1/19/16 (l)§		7,600,000	7,334,000
Bancolombia S.A. 4.250%, 1/12/16		250,000	260,625
5.125%, 9/11/22		150,000	154,125
Bank of Montreal 0.800%, 11/6/15		150,000	149,716
1.400%, 9/11/17		300,000	300,923
2.550%, 11/6/22		150,000	148,081
Bank of Nova Scotia 3.400%, 1/22/15		200,000	210,997
0.750%, 10/9/15		250,000	249,771
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600%, 1/22/13§		1,500,000	1,501,983
Barclays Bank plc 2.375%, 1/13/14		500,000	508,078
5.000%, 9/22/16		400,000	448,350
5.140%, 10/14/20		500,000	523,313
BB&T Corp. 3.200%, 3/15/16		400,000	426,425
1.450%, 1/12/18		150,000	150,821
5.250%, 11/1/19		300,000	351,402
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		200,000	200,184
4.664%, 10/9/15		200,000	204,606
BNP Paribas S.A. 3.250%, 3/11/15		600,000	626,305
5.000%, 1/15/21		500,000	562,287
Canadian Imperial Bank of Commerce
2.600%, 7/2/15§		870,000	913,105
2.350%, 12/11/15		200,000	209,817
Comerica Bank 5.750%, 11/21/16		250,000	290,865
Commonwealth Bank of Australia/New York
1.250%, 9/18/15		500,000	505,283
1.900%, 9/18/17		500,000	512,790
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.950%, 11/9/22		250,000	256,456
Credit Suisse AG/New York 6.000%, 2/15/18		250,000	284,776

5.300%, 8/13/19		$100,000	$118,747
4.375%, 8/5/20		400,000	456,568
DnB Bank ASA 3.200%, 4/3/17§		4,300,000	4,589,648
Fifth Third Bancorp 3.625%, 1/25/16		250,000	267,419
5.450%, 1/15/17		250,000	280,512
First Horizon National Corp. 5.375%, 12/15/15		100,000	109,642
HSBC Bank plc 3.100%, 5/24/16§		570,000	605,117
HSBC Bank S.A./Brasil 4.000%, 5/11/16§		1,150,000	1,194,563
HSBC Bank USA/New York 6.000%, 8/9/17		250,000	295,350
4.875%, 8/24/20		500,000	554,039
HSBC Holdings plc 4.000%, 3/30/22		500,000	546,441
Huntington BancShares, Inc. 7.000%, 12/15/20		25,000	30,298
JPMorgan Chase Bank N.A. 6.000%, 10/1/17		6,200,000	7,346,855
4.375%, 11/30/21 (l)(m)(b)	EUR	400,000	559,659
KeyBank N.A./Ohio 7.413%, 5/6/15		$400,000	451,434
KfW 1.375%, 7/15/13		1,045,000	1,049,682
1.375%, 1/13/14		1,500,000	1,515,047
3.500%, 3/10/14		1,000,000	1,036,084
2.625%, 3/3/15		500,000	523,055
1.250%, 10/26/15		750,000	764,839
2.625%, 2/16/16		1,000,000	1,061,211
4.875%, 1/17/17		1,324,000	1,537,356
0.875%, 9/5/17		200,000	198,710
4.500%, 7/16/18		500,000	587,834
4.875%, 6/17/19		500,000	607,900
4.000%, 1/27/20		500,000	581,978
2.750%, 9/8/20		1,000,000	1,077,868
6.250%, 5/19/21	AUD	6,200,000	7,372,620
2.625%, 1/25/22		$500,000	529,296
Landwirtschaftliche Rentenbank
3.125%, 7/15/15		500,000	532,265
2.500%, 2/15/16		1,000,000	1,057,337
1.375%, 10/23/19		57,000	56,875
Mellon Funding Corp. 5.000%, 12/1/14		250,000	269,448
National Australia Bank Ltd./New York
2.750%, 3/9/17		300,000	315,389
Nordea Bank AB 1.240%, 1/14/14 (l)§		5,800,000	5,845,421
Oesterreichische Kontrollbank AG 1.375%, 1/21/14		500,000	504,014
4.875%, 2/16/16		500,000	560,519
PNC Bank N.A. 4.875%, 9/21/17		300,000	341,632
PNC Funding Corp. 3.625%, 2/8/15		750,000	793,900

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

5.625%, 2/1/17	$300,000	$345,603
5.125%, 2/8/20	100,000	118,822
4.375%, 8/11/20	100,000	114,254
Rabobank Nederland N.V. 1.850%, 1/10/14	750,000	760,187
3.875%, 2/8/22	500,000	540,570
Royal Bank of Canada 0.800%, 10/30/15	200,000	200,438
2.625%, 12/15/15	350,000	369,091
2.300%, 7/20/16	200,000	208,056
Royal Bank of Scotland Group plc 5.050%, 1/8/15	2,100,000	2,173,500
6.400%, 10/21/19	275,000	323,334
Royal Bank of Scotland plc 2.732%, 8/23/13 (l)	4,600,000	4,657,794
3.250%, 1/11/14	250,000	255,620
3.950%, 9/21/15	500,000	530,981
5.625%, 8/24/20	250,000	292,016
Santander Holdings USA, Inc./Pennsylvania 4.625%, 4/19/16	100,000	106,183
Sberbank (SB Capital S.A.) 5.499%, 7/7/15	2,250,000	2,441,250
Sumitomo Mitsui Banking Corp. 1.800%, 7/18/17	250,000	254,642
3.200%, 7/18/22	250,000	257,102
SunTrust Banks, Inc./Georgia 7.250%, 3/15/18	250,000	307,098
Svenska Handelsbanken AB 3.125%, 7/12/16	250,000	265,451
Toronto-Dominion Bank 2.500%, 7/14/16	350,000	367,487
2.375%, 10/19/16	200,000	208,377
U.S. Bancorp 4.200%, 5/15/14	750,000	787,812
2.450%, 7/27/15	250,000	260,847
2.950%, 7/15/22	250,000	252,798
U.S. Bank N.A./Ohio 4.950%, 10/30/14	400,000	430,957
UBS AG/Connecticut 3.875%, 1/15/15	250,000	264,091
5.875%, 7/15/16	250,000	275,366
5.875%, 12/20/17	350,000	415,332
5.750%, 4/25/18	250,000	295,809
4.875%, 8/4/20	350,000	405,351
UFJ Finance Aruba AEC 6.750%, 7/15/13	310,000	320,075
UnionBanCal Corp. 3.500%, 6/18/22	250,000	264,736
Wachovia Bank N.A. 4.800%, 11/1/14	500,000	535,877
Wachovia Corp. 5.625%, 10/15/16	250,000	287,356
5.750%, 2/1/18	700,000	842,195
Wells Fargo & Co. 3.750%, 10/1/14	500,000	526,939
1.250%, 2/13/15	250,000	251,912
1.500%, 7/1/15	500,000	506,712
5.625%, 12/11/17	500,000	596,620
1.500%, 1/16/18	300,000	299,791
3.500%, 3/8/22	750,000	795,201

Westpac Banking Corp. 3.000%, 8/4/15	$500,000	$527,944
2.000%, 8/14/17	200,000	205,652
4.875%, 11/19/19	300,000	350,029
Zions Bancorp 7.750%, 9/23/14	100,000	109,687

		89,259,556

Consumer Finance (1.4%)
Ally Financial, Inc. 3.510%, 2/11/14 (l)	4,000,000	4,071,480
8.300%, 2/12/15	600,000	669,000
American Express Co.
7.250%, 5/20/14	250,000	272,000
6.150%, 8/28/17	1,000,000	1,211,791
7.000%, 3/19/18	6,450,000	8,184,366
8.125%, 5/20/19	250,000	341,120
American Express Credit Corp.
5.125%, 8/25/14	500,000	535,293
1.750%, 6/12/15	130,000	132,795
2.750%, 9/15/15	500,000	524,710
2.800%, 9/19/16	300,000	318,397
Capital One Bank USA N.A.
8.800%, 7/15/19	313,000	421,587
Capital One Financial Corp.
7.375%, 5/23/14	125,000	136,088
2.125%, 7/15/14	100,000	101,751
2.150%, 3/23/15	250,000	254,828
1.000%, 11/6/15	150,000	149,508
3.150%, 7/15/16	340,000	362,280
Caterpillar Financial Services Corp.
1.375%, 5/20/14	140,000	141,573
2.750%, 6/24/15	500,000	524,464
1.250%, 11/6/17	250,000	250,083
7.150%, 2/15/19	200,000	261,057
Discover Financial Services
6.450%, 6/12/17	200,000	234,250
3.850%, 11/21/22§	795,000	799,690
Ford Motor Credit Co. LLC
12.000%, 5/15/15	750,000	926,250
2.500%, 1/15/16	200,000	201,750
3.984%, 6/15/16	250,000	264,687
8.000%, 12/15/16	500,000	603,750
3.000%, 6/12/17	750,000	768,930
5.000%, 5/15/18	200,000	219,500
5.875%, 8/2/21	500,000	577,500
4.250%, 9/20/22	417,000	438,146
HSBC Finance Corp.
5.000%, 6/30/15	685,000	744,966
HSBC USA, Inc.
1.625%, 1/16/18	400,000	398,871
John Deere Capital Corp.
2.800%, 9/18/17	500,000	533,769
3.150%, 10/15/21	300,000	315,397
PACCAR Financial Corp.
1.550%, 9/29/14	100,000	101,686
0.700%, 11/16/15	150,000	149,869
SLM Corp.
0.615%, 1/27/14 (l)	885,000	876,150
3.875%, 9/10/15	250,000	255,313

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

6.250%, 1/25/16	$1,373,000	$1,479,407
4.625%, 9/25/17	300,000	305,250
8.000%, 3/25/20	500,000	572,500
Toyota Motor Credit Corp.
0.875%, 7/17/15	250,000	250,928
2.800%, 1/11/16	400,000	423,716
2.000%, 9/15/16	300,000	311,274
1.250%, 10/5/17	200,000	200,308
3.400%, 9/15/21	300,000	328,295

		31,146,323

Diversified Financial Services (3.6%)
Bank of America Corp.
7.375%, 5/15/14	1,000,000	1,084,014
0.638%, 9/15/14 (l)	1,450,000	1,438,503
4.500%, 4/1/15	500,000	532,820
1.500%, 10/9/15	300,000	301,464
6.500%, 8/1/16	1,000,000	1,162,443
5.625%, 10/14/16	500,000	564,326
3.875%, 3/22/17	405,000	439,931
5.650%, 5/1/18	5,975,000	6,946,713
7.625%, 6/1/19	4,850,000	6,217,534
5.625%, 7/1/20	1,000,000	1,181,204
5.000%, 5/13/21	500,000	572,811
5.700%, 1/24/22	1,250,000	1,494,916
Bank of America N.A.
0.588%, 6/15/16 (l)	1,700,000	1,617,781
5.300%, 3/15/17	500,000	561,498
Block Financial LLC
5.500%, 11/1/22	200,000	205,867
Boeing Capital Corp.
3.250%, 10/27/14	500,000	524,240
2.125%, 8/15/16	150,000	156,356
BP Capital Markets plc
3.875%, 3/10/15	350,000	374,113
3.200%, 3/11/16	500,000	531,649
1.375%, 11/6/17	200,000	200,581
4.500%, 10/1/20	500,000	573,835
3.245%, 5/6/22	300,000	316,123
2.500%, 11/6/22	150,000	147,848
Citigroup, Inc.
6.375%, 8/12/14	1,000,000	1,082,274
5.000%, 9/15/14	750,000	787,920
5.500%, 10/15/14	150,000	161,149
4.750%, 5/19/15	500,000	538,567
2.250%, 8/7/15	150,000	153,768
4.587%, 12/15/15	1,530,000	1,663,536
3.953%, 6/15/16	500,000	537,449
4.450%, 1/10/17	160,000	177,244
5.500%, 2/15/17	250,000	276,991
6.000%, 8/15/17	430,000	505,856
6.125%, 5/15/18	1,000,000	1,193,936
8.500%, 5/22/19	1,000,000	1,343,729
4.500%, 1/14/22	9,900,000	11,038,537
CME Group, Inc./Illinois
5.750%, 2/15/14	250,000	263,899
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	1,000,000	1,108,039
Crown Castle Towers LLC
6.113%, 1/15/20§	1,495,000	1,786,525

General Electric Capital Corp.
5.900%, 5/13/14	$1,000,000	$1,071,631
3.500%, 6/29/15	1,000,000	1,062,394
1.000%, 12/11/15	250,000	251,259
2.950%, 5/9/16	300,000	316,636
5.400%, 2/15/17	808,000	935,580
1.600%, 11/20/17	150,000	149,649
6.000%, 8/7/19	1,500,000	1,831,165
5.300%, 2/11/21	890,000	1,035,191
4.650%, 10/17/21	500,000	570,463
3.150%, 9/7/22	300,000	305,164
Hutchison Whampoa International Ltd.
7.625%, 4/9/19 (m)	700,000	902,346
JPMorgan Chase & Co.
4.650%, 6/1/14	1,000,000	1,055,752
5.125%, 9/15/14	600,000	637,493
4.750%, 3/1/15	500,000	540,422
2.000%, 8/15/17	250,000	254,093
6.000%, 1/15/18	1,500,000	1,806,475
6.300%, 4/23/19	500,000	622,096
4.400%, 7/22/20	1,000,000	1,130,490
4.625%, 5/10/21	500,000	572,169
3.250%, 9/23/22	891,000	919,055
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	104,624
5.550%, 1/15/20	100,000	109,372
National Credit Union Administration Guaranteed Notes Series A3
2.350%, 6/12/17	200,000	211,954
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	300,000	319,996
5.450%, 2/1/18	300,000	360,299
Northern Rock Asset Management plc
5.625%, 6/22/17§	450,000	524,290
ORIX Corp.
4.710%, 4/27/15	250,000	267,713
Private Export Funding Corp.
4.550%, 5/15/15	200,000	218,294
4.950%, 11/15/15	200,000	225,496
1.375%, 2/15/17	50,000	51,168
2.050%, 11/15/22	125,000	124,582
Russian Railways via RZD Capital Ltd.
5.739%, 4/3/17	200,000	223,500
Sasol Financing International plc
4.500%, 11/14/22	250,000	251,875
TECO Finance, Inc.
5.150%, 3/15/20	100,000	117,308
TNK-BP Finance S.A.
7.500%, 7/18/16 (m)	2,000,000	2,315,000
7.500%, 3/13/13 (m)	800,000	805,882
6.250%, 2/2/15 (m)	600,000	645,000
6.625%, 3/20/17 (m)	1,100,000	1,252,625
7.875%, 3/13/18 (m)	1,300,000	1,579,500
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18 (m)	900,000	1,158,750
Unilever Capital Corp.
2.750%, 2/10/16	100,000	106,170
4.800%, 2/15/19	300,000	354,140
Waha Aerospace B.V.
3.925%, 7/28/20§	1,188,000	1,288,980

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

XTRA Finance Corp.
5.150%, 4/1/17	$100,000	$115,561

		78,467,591

Insurance (1.3%)
ACE INA Holdings, Inc.
5.600%, 5/15/15	250,000	277,365
2.600%, 11/23/15	100,000	104,542
5.900%, 6/15/19	100,000	123,954
Aegon N.V.
4.625%, 12/1/15	300,000	327,476
Aflac, Inc.
8.500%, 5/15/19	150,000	202,196
Alleghany Corp.
5.625%, 9/15/20	100,000	110,911
Allianz Finance II B.V.
5.750%, 7/8/41 (l)	EUR 200,000	303,177
Allstate Corp.
7.450%, 5/16/19	$200,000	262,293
American Financial Group, Inc./Ohio
9.875%, 6/15/19	100,000	130,408
American International Group, Inc.
4.250%, 9/15/14	300,000	316,235
5.050%, 10/1/15	250,000	274,818
5.600%, 10/18/16	100,000	114,300
3.800%, 3/22/17	613,000	663,467
5.450%, 5/18/17	250,000	287,580
5.850%, 1/16/18	500,000	590,924
6.400%, 12/15/20	500,000	623,090
4.875%, 6/1/22	1,156,000	1,319,547
8.175%, 5/15/58 (l)	6,400,000	8,352,000
Aon Corp.
3.500%, 9/30/15	250,000	264,056
5.000%, 9/30/20	100,000	114,495
Axis Specialty Finance LLC
5.875%, 6/1/20	150,000	169,564
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	400,000	433,482
4.250%, 1/15/21	300,000	342,951
Chubb Corp.
5.750%, 5/15/18	100,000	122,895
6.375%, 3/29/67 (l)	200,000	218,000
CNA Financial Corp.
5.875%, 8/15/20	300,000	354,356
Genworth Financial, Inc.
8.625%, 12/15/16	200,000	234,051
7.700%, 6/15/20	250,000	274,457
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	200,000	232,949
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	100,000	116,122
ING U.S., Inc.
5.500%, 7/15/22§	100,000	110,576
Lincoln National Corp.
8.750%, 7/1/19	100,000	133,515
7.000%, 6/15/40	445,000	582,619
6.050%, 4/20/67 (l)	300,000	297,000
Manulife Financial Corp.
3.400%, 9/17/15	1,230,000	1,289,811

Markel Corp.
7.125%, 9/30/19	$100,000	$119,922
5.350%, 6/1/21	100,000	112,861
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	175,000	196,551
4.800%, 7/15/21	100,000	113,560
MetLife, Inc.
2.375%, 2/6/14	250,000	255,175
6.750%, 6/1/16	300,000	355,272
4.750%, 2/8/21	250,000	290,458
Metropolitan Life Global Funding I
2.500%, 1/11/13§	470,000	470,235
5.125%, 6/10/14§	775,000	826,076
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	200,000	204,598
OneBeacon US Holdings, Inc.
4.600%, 11/9/22	100,000	102,258
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	100,000	111,531
Principal Financial Group, Inc.
8.875%, 5/15/19	200,000	273,968
Progressive Corp.
3.750%, 8/23/21	125,000	137,626
Protective Life Corp.
7.375%, 10/15/19	100,000	120,692
Prudential Financial, Inc.
6.200%, 1/15/15	45,000	49,701
4.750%, 9/17/15	1,695,000	1,856,384
6.000%, 12/1/17	750,000	900,566
5.375%, 6/21/20	470,000	552,509
5.875%, 9/15/42 (l)	562,000	590,100
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	118,940
Torchmark Corp. 9.250%, 6/15/19	100,000	133,884
Travelers Cos., Inc. 5.500%, 12/1/15	150,000	169,204
5.800%, 5/15/18	250,000	305,819
Unum Group 5.625%, 9/15/20	100,000	114,987
Willis North America, Inc. 5.625%, 7/15/15	365,000	395,955

		28,554,014

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. 4.625%, 4/1/15	150,000	159,823
5.050%, 9/1/20	350,000	393,958
AvalonBay Communities, Inc. 5.700%, 3/15/17	150,000	175,303
Boston Properties LP 3.700%, 11/15/18	200,000	215,821
5.875%, 10/15/19	300,000	357,512
Brandywine Operating Partnership LP 4.950%, 4/15/18	100,000	110,026
Camden Property Trust 4.625%, 6/15/21	200,000	226,558
CommonWealth REIT 6.650%, 1/15/18	100,000	111,172

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

DDR Corp. 4.625%, 7/15/22	$150,000	$163,761
Digital Realty Trust LP 4.500%, 7/15/15	100,000	106,491
3.625%, 10/1/22	150,000	147,902
Duke Realty LP 6.750%, 3/15/20	150,000	181,120
EPR Properties 7.750%, 7/15/20	100,000	116,250
ERP Operating LP 5.125%, 3/15/16	500,000	558,837
Federal Realty Investment Trust 3.000%, 8/1/22	100,000	99,051
HCP, Inc. 2.700%, 2/1/14	120,000	122,128
3.750%, 2/1/16	100,000	106,147
6.000%, 1/30/17	200,000	230,963
3.150%, 8/1/22	100,000	97,925
Health Care REIT, Inc. 4.700%, 9/15/17	200,000	222,431
6.125%, 4/15/20	145,000	170,039
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	100,000	114,631
Hospitality Properties Trust 7.875%, 8/15/14	100,000	106,803
5.625%, 3/15/17	100,000	110,428
Kilroy Realty LP 5.000%, 11/3/15	100,000	109,225
Kimco Realty Corp. 6.875%, 10/1/19	100,000	124,141
Liberty Property LP 4.750%, 10/1/20	200,000	219,014
Mack-Cali Realty LP 7.750%, 8/15/19	100,000	124,462
National Retail Properties, Inc. 3.800%, 10/15/22	150,000	151,850
Realty Income Corp. 5.750%, 1/15/21	250,000	292,990
Senior Housing Properties Trust 4.300%, 1/15/16	100,000	104,000
Simon Property Group LP 5.100%, 6/15/15	508,000	556,038
5.650%, 2/1/20	500,000	602,793
4.125%, 12/1/21	100,000	110,837
UDR, Inc. 4.250%, 6/1/18	200,000	220,099
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	100,000	105,421
2.000%, 2/15/18	150,000	150,033
4.250%, 3/1/22	110,000	117,344
3.250%, 8/15/22	100,000	97,610
Vornado Realty LP 5.000%, 1/15/22	250,000	275,052
Washington Real Estate Investment Trust
3.950%, 10/15/22	100,000	101,884
Weingarten Realty Investors 3.375%, 10/15/22	300,000	295,994

		8,163,867

Real Estate Management & Development (0.0%)
ProLogis LP 7.625%, 8/15/14	$150,000	$163,880
6.250%, 3/15/17	100,000	114,785
7.375%, 10/30/19	200,000	248,133

		526,798

Thrifts & Mortgage Finance (0.2%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	100,000	101,828
3.875%, 11/10/14§	3,900,000	4,018,576
4.000%, 4/27/16	100,000	105,281

		4,225,685

Total Financials		277,338,903

Health Care (1.4%)
Biotechnology (0.1%)
Amgen, Inc. 1.875%, 11/15/14	250,000	255,706
5.850%, 6/1/17	300,000	359,273
6.150%, 6/1/18	30,000	36,979
3.450%, 10/1/20	300,000	321,634
4.100%, 6/15/21	300,000	334,833
3.625%, 5/15/22	250,000	268,840
Biogen Idec, Inc. 6.875%, 3/1/18	100,000	123,694
Genentech, Inc. 4.750%, 7/15/15	100,000	109,611
Gilead Sciences, Inc. 4.500%, 4/1/21	300,000	343,342

		2,153,912

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories 4.125%, 5/27/20	200,000	231,179
Baxter International, Inc. 4.000%, 3/1/14	250,000	260,225
5.900%, 9/1/16	200,000	236,278
4.250%, 3/15/20	100,000	114,293
2.400%, 8/15/22	100,000	98,984
Becton Dickinson and Co. 3.250%, 11/12/20	300,000	321,593
Boston Scientific Corp.
4.500%, 1/15/15	525,000	558,872
6.250%, 11/15/15	837,000	945,012
6.400%, 6/15/16	335,000	385,807
5.125%, 1/12/17	960,000	1,072,522
6.000%, 1/15/20	100,000	116,976
C.R. Bard, Inc. 2.875%, 1/15/16	100,000	104,970
CareFusion Corp. 5.125%, 8/1/14	130,000	137,981
Covidien International Finance S.A.
2.800%, 6/15/15	100,000	104,788
4.200%, 6/15/20	100,000	113,259
DENTSPLY International, Inc.
2.750%, 8/15/16	55,000	56,986
4.125%, 8/15/21	100,000	106,408

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Medtronic, Inc.
3.000%, 3/15/15	$300,000	$315,071
4.450%, 3/15/20	300,000	347,956
St. Jude Medical, Inc. 3.750%, 7/15/14	300,000	313,821
Stryker Corp.
3.000%, 1/15/15	100,000	104,936
4.375%, 1/15/20	100,000	112,866
Zimmer Holdings, Inc. 4.625%, 11/30/19	150,000	171,682

		6,332,465

Health Care Providers & Services (0.4%)
Aetna, Inc. 3.950%, 9/1/20	350,000	381,640
AmerisourceBergen Corp. 4.875%, 11/15/19	150,000	174,067
Cardinal Health, Inc.
4.000%, 6/15/15	100,000	107,563
4.625%, 12/15/20	100,000	113,410
Cigna Corp.
5.125%, 6/15/20	215,000	246,885
4.375%, 12/15/20	100,000	110,886
Coventry Health Care, Inc. 5.450%, 6/15/21	486,000	573,480
Express Scripts Holding Co.
6.250%, 6/15/14	135,000	145,314
2.750%, 11/21/14§	250,000	257,988
3.125%, 5/15/16	250,000	263,389
4.750%, 11/15/21§	100,000	115,115
HCA, Inc. 2.709%, 3/15/14	2,775,000	2,767,369
Humana, Inc. 7.200%, 6/15/18	150,000	184,230
Laboratory Corp. of America Holdings
2.200%, 8/23/17	67,000	68,610
4.625%, 11/15/20	250,000	278,856
3.750%, 8/23/22	56,000	59,159
McKesson Corp.
6.500%, 2/15/14	100,000	106,486
4.750%, 3/1/21	250,000	292,481
Medco Health Solutions, Inc.
2.750%, 9/15/15	100,000	104,178
7.125%, 3/15/18	250,000	311,576
4.125%, 9/15/20	250,000	273,785
Quest Diagnostics, Inc. 6.400%, 7/1/17	200,000	237,740
UnitedHealth Group, Inc.
6.000%, 2/15/18	250,000	305,885
4.700%, 2/15/21	400,000	463,742
3.375%, 11/15/21	225,000	238,809
WellPoint, Inc.
4.350%, 8/15/20	650,000	718,862
3.300%, 1/15/23	226,000	231,409

		9,132,914

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc. 6.500%, 11/1/17	100,000	121,361
Life Technologies Corp.
4.400%, 3/1/15	200,000	213,032
6.000%, 3/1/20	305,000	359,886

Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	$300,000	$304,632
3.200%, 3/1/16	500,000	532,592
1.850%, 1/15/18	100,000	101,305

		1,632,808

Pharmaceuticals (0.5%)
AbbVie, Inc.
1.200%, 11/6/15§	400,000	402,474
1.750%, 11/6/17§	750,000	760,628
2.000%, 11/6/18§	450,000	455,984
2.900%, 11/6/22§	530,000	537,766
Allergan, Inc. 3.375%, 9/15/20	250,000	270,410
AstraZeneca plc 5.900%, 9/15/17	200,000	243,314
Bristol-Myers Squibb Co. 5.450%, 5/1/18	200,000	242,514
Eli Lilly and Co. 5.200%, 3/15/17	300,000	350,013
GlaxoSmithKline Capital plc 2.850%, 5/8/22	250,000	259,250
GlaxoSmithKline Capital, Inc. 5.650%, 5/15/18	750,000	912,537
Hospira, Inc. 6.400%, 5/15/15	250,000	279,219
Johnson & Johnson
1.200%, 5/15/14	200,000	202,465
5.550%, 8/15/17	300,000	362,621
2.950%, 9/1/20	200,000	216,973
Merck & Co., Inc.
6.000%, 9/15/17	200,000	244,534
3.875%, 1/15/21	200,000	223,471
2.400%, 9/15/22	150,000	149,992
Novartis Capital Corp.
4.125%, 2/10/14	300,000	312,126
2.900%, 4/24/15	200,000	210,544
2.400%, 9/21/22	100,000	100,132
Novartis Securities Investment Ltd. 5.125%, 2/10/19	350,000	417,853
Pfizer, Inc.
4.500%, 2/15/14	250,000	261,093
5.350%, 3/15/15	500,000	550,837
6.200%, 3/15/19	250,000	315,670
Sanofi S.A.
1.625%, 3/28/14	200,000	202,826
2.625%, 3/29/16	250,000	264,134
4.000%, 3/29/21	200,000	226,733
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	498,000	502,733
Series 2 3.650%, 11/10/21	245,000	261,329
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	268,000	302,719
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	435,000	463,993
Teva Pharmaceutical Finance IV LLC
1.700%, 11/10/14	150,000	153,115
2.250%, 3/18/20	100,000	100,887
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	125,000	133,007

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

6.125%, 8/15/19	$130,000	$158,160
3.250%, 10/1/22	200,000	204,504
Wyeth LLC
5.500%, 2/15/16	500,000	571,524

		11,828,084

Total Health Care		31,080,183

Industrials (1.1%)
Aerospace & Defense (0.2%)
Embraer Overseas Ltd. 6.375%, 1/15/20	100,000	115,250
Goodrich Corp. 6.125%, 3/1/19	200,000	249,405
Honeywell International, Inc.
5.300%, 3/1/18	350,000	417,974
4.250%, 3/1/21	250,000	292,241
L-3 Communications Corp.
3.950%, 11/15/16	100,000	108,320
4.950%, 2/15/21	400,000	451,332
Lockheed Martin Corp.
2.125%, 9/15/16	250,000	259,581
3.350%, 9/15/21	250,000	263,603
Northrop Grumman Corp. 3.700%, 8/1/14	300,000	313,973
Precision Castparts Corp. 1.250%, 1/15/18	250,000	250,252
Raytheon Co. 4.400%, 2/15/20	400,000	459,009
Rockwell Collins, Inc. 5.250%, 7/15/19	50,000	59,681
Textron, Inc.
4.625%, 9/21/16	100,000	109,285
7.250%, 10/1/19	100,000	120,653
United Technologies Corp.
4.875%, 5/1/15	250,000	274,380
1.200%, 6/1/15	90,000	91,119
1.800%, 6/1/17	50,000	51,181
6.125%, 2/1/19	150,000	186,730
4.500%, 4/15/20	200,000	236,013
3.100%, 6/1/22	300,000	317,692

		4,627,674

Air Freight & Logistics (0.0%)
FedEx Corp. 8.000%, 1/15/19	100,000	131,494
United Parcel Service, Inc.
3.875%, 4/1/14	300,000	312,642
3.125%, 1/15/21	300,000	322,546

		766,682

Airlines (0.2%)
American Airlines, Inc.
Series A 8.625%, 10/15/21	376,053	394,855
Continental Airlines, Inc.
9.000%, 7/8/16	214,359	247,049
Series B B 6.000%, 1/12/19	2,663,616	2,726,877
Delta Air Lines, Inc.
4.950%, 5/23/19	173,866	188,645
7.750%, 12/17/19	153,390	174,864

UAL Pass Through Trust
Series 09-2 9.750%, 1/15/17	$159,467	$183,387

		3,915,677

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	250,000	281,745
5.750%, 1/15/21	250,000	275,013
Owens Corning, Inc. 9.000%, 6/15/19	34,000	42,373

		599,131

Commercial Services & Supplies (0.1%)
ADT Corp. 3.500%, 7/15/22§	200,000	197,822
Avery Dennison Corp. 5.375%, 4/15/20	100,000	108,119
Board of Trustees of the Leland Stanford Junior University 4.250%, 5/1/16	250,000	277,868
Cornell University 5.450%, 2/1/19	200,000	238,160
Pitney Bowes, Inc. 5.750%, 9/15/17	300,000	319,500
Republic Services, Inc.
5.500%, 9/15/19	148,000	175,266
5.250%, 11/15/21	200,000	235,894
Waste Management, Inc.
7.375%, 3/11/19	200,000	254,036
4.750%, 6/30/20	100,000	114,214
2.900%, 9/15/22	200,000	196,985
Yale University 2.900%, 10/15/14	250,000	260,627

		2,378,491

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	125,000	126,513
2.875%, 5/8/22	200,000	204,091

		330,604

Electrical Equipment (0.0%)
Emerson Electric Co. 4.875%, 10/15/19	250,000	297,031
Roper Industries, Inc. 1.850%, 11/15/17	100,000	100,293

		397,324

Industrial Conglomerates (0.2%)
3M Co. 1.375%, 9/29/16	100,000	102,155
Acuity Brands Lighting, Inc. 6.000%, 12/15/19	100,000	114,203
Cooper U.S., Inc.
2.375%, 1/15/16	100,000	102,930
3.875%, 12/15/20	100,000	108,852
Danaher Corp.
5.400%, 3/1/19	100,000	121,283
3.900%, 6/23/21	150,000	168,757
General Electric Co.
0.850%, 10/9/15	150,000	150,162

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

5.250%, 12/6/17	$500,000	$587,623
2.700%, 10/9/22	682,000	691,917
4.125%, 10/9/42	204,000	211,445
Ingersoll-Rand Global Holding Co., Ltd. 6.875%, 8/15/18	100,000	121,862
Koninklijke Philips Electronics N.V. 5.750%, 3/11/18	200,000	241,433
Pentair Finance S.A. 5.000%, 5/15/21§(b)	150,000	169,441
Tyco Electronics Group S.A. 4.875%, 1/15/21	200,000	223,629

		3,115,692

Machinery (0.2%)
Caterpillar, Inc.
1.375%, 5/27/14	125,000	126,336
1.500%, 6/26/17	500,000	504,543
Deere & Co. 2.600%, 6/8/22	500,000	506,477
Dover Corp. 5.450%, 3/15/18	100,000	118,077
Eaton Corp.
0.950%, 11/2/15§(b)	150,000	150,521
1.500%, 11/2/17§	150,000	149,712
2.750%, 11/2/22§	250,000	250,281
Harsco Corp. 2.700%, 10/15/15	250,000	252,322
Illinois Tool Works, Inc.
5.150%, 4/1/14	100,000	105,665
3.375%, 9/15/21	120,000	129,208
Joy Global, Inc. 5.125%, 10/15/21	160,000	174,824
Kennametal, Inc. 3.875%, 2/15/22	147,000	153,777
Pall Corp. 5.000%, 6/15/20	100,000	113,649
Snap-On, Inc. 4.250%, 1/15/18	100,000	110,932
Stanley Black & Decker, Inc. 2.900%, 11/1/22	100,000	100,724
Xylem, Inc. 3.550%, 9/20/16	250,000	265,495

		3,212,543

Professional Services (0.0%)
Dun & Bradstreet Corp. 2.875%, 11/15/15	115,000	116,724
Equifax, Inc.
4.450%, 12/1/14	100,000	105,566
3.300%, 12/15/22	100,000	98,948
Verisk Analytics, Inc. 5.800%, 5/1/21	100,000	114,000

		435,238

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	500,000	577,133
3.050%, 9/1/22	100,000	103,343
Canadian National Railway Co. 5.550%, 3/1/19	350,000	425,946

Canadian Pacific Railway Co. 7.250%, 5/15/19	$100,000	$124,023
CSX Corp.
6.250%, 4/1/15	150,000	167,828
6.250%, 3/15/18	300,000	366,154
3.700%, 10/30/20	100,000	107,977
JB Hunt Transport Services, Inc. 3.375%, 9/15/15	100,000	103,725
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	338,141
5.900%, 6/15/19	200,000	243,644
Ryder System, Inc.
3.600%, 3/1/16	200,000	211,113
2.500%, 3/1/18	125,000	127,361
Union Pacific Corp.
5.125%, 2/15/14	100,000	104,718
5.700%, 8/15/18	250,000	302,201

		3,303,307

Trading Companies & Distributors (0.0%)
Doric Nimrod Air One Ltd.
Series 2012-1A 5.125%, 11/30/24§	600,000	627,000
GATX Corp.
4.750%, 5/15/15	100,000	106,791
3.500%, 7/15/16	100,000	104,349

		838,140

Total Industrials		23,920,503

Information Technology (0.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	650,000	743,910
4.950%, 2/15/19	550,000	654,032
Harris Corp. 6.375%, 6/15/19	85,000	101,096
Motorola Solutions, Inc. 6.000%, 11/15/17	100,000	117,460

		1,616,498

Computers & Peripherals (0.1%)
Dell, Inc.
2.300%, 9/10/15	250,000	256,904
5.875%, 6/15/19	125,000	145,759
Hewlett-Packard Co.
4.750%, 6/2/14	475,000	495,186
2.350%, 3/15/15	100,000	100,330
2.200%, 12/1/15	250,000	250,425
3.000%, 9/15/16	250,000	251,173
3.750%, 12/1/20	500,000	482,959
4.375%, 9/15/21	250,000	246,163
4.050%, 9/15/22	100,000	97,556
NetApp, Inc. 2.000%, 12/15/17	100,000	99,888

		2,426,343

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp. 4.750%, 11/15/14	100,000	106,650

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Arrow Electronics, Inc.
3.375%, 11/1/15	$100,000	$104,162
6.000%, 4/1/20	100,000	112,837
Avnet, Inc. 5.875%, 6/15/20	250,000	272,802
Corning, Inc. 1.450%, 11/15/17	150,000	150,496
Jabil Circuit, Inc. 8.250%, 3/15/18	970,000	1,178,550

		1,925,497

Internet Software & Services (0.0%)
eBay, Inc.
1.625%, 10/15/15	100,000	102,709
3.250%, 10/15/20	100,000	108,490
2.600%, 7/15/22	250,000	252,836
Google, Inc.
1.250%, 5/19/14	250,000	252,997
2.125%, 5/19/16	100,000	104,586
3.625%, 5/19/21	100,000	111,395

		933,013

IT Services (0.2%)
Computer Sciences Corp.
6.500%, 3/15/18	200,000	232,757
Fiserv, Inc.
3.125%, 10/1/15	250,000	262,209
4.625%, 10/1/20	100,000	110,108
International Business Machines Corp.
1.250%, 5/12/14	250,000	252,554
0.550%, 2/6/15	200,000	199,827
5.700%, 9/14/17	750,000	904,349
7.625%, 10/15/18	250,000	334,558
1.875%, 8/1/22	250,000	241,197
SAIC, Inc.
4.450%, 12/1/20	200,000	216,974
Western Union Co.
5.253%, 4/1/20	400,000	432,800

		3,187,333

Office Electronics (0.0%)
Xerox Corp.
8.250%, 5/15/14	390,000	425,475
6.350%, 5/15/18	300,000	346,832

		772,307

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	106,372
Broadcom Corp.
2.500%, 8/15/22§	100,000	98,704
Intel Corp.
1.950%, 10/1/16	200,000	206,287
1.350%, 12/15/17	350,000	347,665
3.300%, 10/1/21	296,000	313,550
2.700%, 12/15/22	250,000	246,885
Texas Instruments, Inc.
1.375%, 5/15/14	250,000	253,025
0.450%, 8/3/15	150,000	148,556
2.375%, 5/16/16	250,000	261,463

		1,982,507

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	$100,000	$104,216
4.750%, 2/1/20	125,000	139,994
Autodesk, Inc.
3.600%, 12/15/22	100,000	100,645
BMC Software, Inc.
4.250%, 2/15/22	25,000	25,159
4.500%, 12/1/22	100,000	102,399
CA, Inc.
6.125%, 12/1/14	150,000	162,102
Microsoft Corp.
2.950%, 6/1/14	500,000	518,331
4.200%, 6/1/19	300,000	345,265
Oracle Corp.
5.250%, 1/15/16	500,000	567,604
1.200%, 10/15/17	350,000	350,799
5.750%, 4/15/18	600,000	728,600
2.500%, 10/15/22	400,000	401,663
Symantec Corp.
3.950%, 6/15/22	500,000	509,444

		4,056,221

Total Information Technology		16,899,719

Materials (0.9%)
Chemicals (0.3%)
Agrium, Inc.
3.150%, 10/1/22	100,000	98,920
Air Products and Chemicals, Inc.
2.000%, 8/2/16	55,000	56,899
4.375%, 8/21/19	200,000	230,089
Airgas, Inc.
3.250%, 10/1/15	200,000	211,551
Cabot Corp.
5.000%, 10/1/16	100,000	115,438
Dow Chemical Co.
7.600%, 5/15/14	159,000	173,438
8.550%, 5/15/19	310,000	417,630
4.250%, 11/15/20	600,000	665,245
3.000%, 11/15/22	150,000	149,746
E.I. du Pont de Nemours & Co.
1.750%, 3/25/14	200,000	203,060
3.250%, 1/15/15	300,000	315,384
6.000%, 7/15/18	250,000	308,594
3.625%, 1/15/21	350,000	387,392
Eastman Chemical Co.
2.400%, 6/1/17	200,000	206,977
Ecolab, Inc.
1.000%, 8/9/15	94,000	93,956
1.450%, 12/8/17	150,000	149,450
4.350%, 12/8/21	250,000	278,885
Lubrizol Corp.
8.875%, 2/1/19	145,000	201,556
Methanex Corp.
3.250%, 12/15/19	100,000	101,000
Monsanto Co.
5.125%, 4/15/18	100,000	118,407
2.200%, 7/15/22	50,000	49,383

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	$155,000	$164,689
4.875%, 3/30/20	150,000	173,268
PPG Industries, Inc.
1.900%, 1/15/16	100,000	102,832
6.650%, 3/15/18	150,000	186,101
3.600%, 11/15/20	150,000	161,098
Praxair, Inc.
4.625%, 3/30/15	253,000	275,642
4.500%, 8/15/19	200,000	233,733
2.200%, 8/15/22	100,000	98,078
RPM International, Inc.
6.125%, 10/15/19	100,000	116,392
Sherwin-Williams Co.
3.125%, 12/15/14	100,000	104,620
Valspar Corp.
7.250%, 6/15/19	100,000	122,953

		6,272,406

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19	100,000	120,236
Packaging Corp of America
3.900%, 6/15/22	100,000	103,500
Rock-Tenn Co.
4.000%, 3/1/23§	455,000	463,531

		687,267

Metals & Mining (0.4%)
Alcoa, Inc.
6.150%, 8/15/20	500,000	548,768
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	255,746
Barrick Gold Corp.
1.750%, 5/30/14	150,000	151,784
2.900%, 5/30/16	200,000	209,930
6.950%, 4/1/19	150,000	186,780
Barrick North America Finance LLC
4.400%, 5/30/21	250,000	274,309
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	500,000	531,074
6.500%, 4/1/19	500,000	639,316
2.875%, 2/24/22	300,000	313,010
Cliffs Natural Resources, Inc.
3.950%, 1/15/18	150,000	150,661
4.800%, 10/1/20	105,000	103,425
CSN Islands VIII Corp.
9.750%, 12/16/13 (m)	1,500,000	1,614,375
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	456,000	452,981
Newmont Mining Corp.
5.125%, 10/1/19	100,000	114,766
3.500%, 3/15/22	500,000	516,076
Nucor Corp.
5.850%, 6/1/18	150,000	182,589
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	200,000	217,500
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	360,000	398,496
9.000%, 5/1/19	500,000	684,970
4.125%, 5/20/21	250,000	275,457

Rio Tinto Finance USA plc
2.875%, 8/21/22	$250,000	$250,829
Southern Copper Corp.
3.500%, 11/8/22	67,000	68,683
Teck Resources Ltd.
4.500%, 1/15/21	100,000	107,750
Vale Overseas Ltd.
6.250%, 1/11/16	250,000	282,035
4.625%, 9/15/20	350,000	381,045
Xstrata Canada Corp.
5.500%, 6/15/17	224,000	251,577

		9,163,932

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	250,000	266,700
International Paper Co.
5.300%, 4/1/15	100,000	108,261
9.375%, 5/15/19	400,000	539,930
4.750%, 2/15/22	1,260,000	1,427,648
6.000%, 11/15/41	240,000	286,280

		2,628,819

Total Materials		18,752,424

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
2.500%, 8/15/15	500,000	521,374
0.800%, 12/1/15	200,000	199,745
2.400%, 8/15/16	250,000	261,533
1.700%, 6/1/17	300,000	305,580
1.400%, 12/1/17	300,000	298,472
5.500%, 2/1/18	500,000	597,073
4.450%, 5/15/21	600,000	692,206
2.625%, 12/1/22	538,000	539,560
BellSouth Corp.
5.200%, 9/15/14	250,000	267,863
British Telecommunications plc
5.950%, 1/15/18	250,000	300,151
CenturyLink, Inc.
6.450%, 6/15/21	250,000	275,185
Series T 5.800%, 3/15/22	250,000	261,303
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	500,000	529,195
6.750%, 8/20/18	200,000	248,135
France Telecom S.A.
4.375%, 7/8/14	250,000	262,763
5.375%, 7/8/19	200,000	234,264
4.125%, 9/14/21	100,000	110,060
Qwest Corp.
6.500%, 6/1/17	250,000	290,000
Telecom Italia Capital S.A.
6.175%, 6/18/14	600,000	632,305
6.999%, 6/4/18	250,000	283,383
7.175%, 6/18/19	100,000	115,778
Telefonica Emisiones S.A.U.
3.992%, 2/16/16	200,000	208,492
6.221%, 7/3/17	200,000	222,736
5.134%, 4/27/20	180,000	187,283
5.462%, 2/16/21	250,000	267,545

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	$100,000	$117,306
Verizon Communications, Inc.
1.950%, 3/28/14	300,000	305,123
5.550%, 2/15/16	600,000	688,150
5.500%, 2/15/18	750,000	901,012
4.600%, 4/1/21	500,000	584,005
2.450%, 11/1/22	200,000	200,752
6.400%, 2/15/38	613,000	831,171
Virgin Media Secured Finance plc
6.500%, 1/15/18	1,526,000	1,654,226
5.250%, 1/15/21	250,000	290,674

		13,684,403

Wireless Telecommunication Services (0.7%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,200,000	1,247,436
5.625%, 11/15/17	100,000	119,545
5.000%, 3/30/20	4,500,000	5,253,930
3.125%, 7/16/22	408,000	417,298
4.375%, 7/16/42	231,000	243,534
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	600,000	628,920
8.500%, 11/15/18	300,000	412,342
Rogers Communications, Inc.
6.800%, 8/15/18	250,000	315,460
Vodafone Group plc
4.150%, 6/10/14	500,000	523,994
5.000%, 9/15/15	300,000	332,195
5.450%, 6/10/19	300,000	363,462
2.500%, 9/26/22	250,000	249,436
Term Loan
6.875%, 8/11/15	4,200,000	4,284,000
6.875%, 8/17/15	451,615	460,648

		14,852,200

Total Telecommunication Services		28,536,603

Utilities (1.7%)
Electric Utilities (1.1%)
Alabama Power Co.
3.950%, 6/1/21	460,000	513,436
American Electric Power Co., Inc.
1.650%, 12/15/17	100,000	100,374
Arizona Public Service Co.
5.800%, 6/30/14	250,000	268,386
Carolina Power & Light Co.
5.300%, 1/15/19	250,000	299,412
Cleveland Electric Illuminating Co.
8.875%, 11/15/18	187,000	249,167
5.950%, 12/15/36	90,000	102,221
Commonwealth Edison Co.
6.150%, 9/15/17	500,000	607,336
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	928,674
Detroit Edison Co.
5.600%, 6/15/18	100,000	121,272
2.650%, 6/15/22	250,000	252,912
Duke Energy Carolinas LLC
4.300%, 6/15/20	600,000	680,767
4.250%, 12/15/41	450,000	469,224

Duke Energy Corp.
2.150%, 11/15/16	$400,000	$411,409
5.050%, 9/15/19	100,000	116,670
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,700,000	2,949,583
Entergy Texas, Inc.
7.125%, 2/1/19	250,000	313,981
FirstEnergy Solutions Corp.
4.800%, 2/15/15	500,000	536,886
Florida Power & Light Co.
5.550%, 11/1/17	100,000	120,553
5.950%, 2/1/38	189,000	254,502
Florida Power Corp.
4.550%, 4/1/20	50,000	57,283
3.100%, 8/15/21	100,000	106,261
5.900%, 3/1/33	82,000	101,294
Georgia Power Co.
3.000%, 4/15/16	370,000	396,032
5.400%, 6/1/18	300,000	361,841
Hydro-Quebec
7.500%, 4/1/16	300,000	356,448
2.000%, 6/30/16	200,000	207,996
8.400%, 1/15/22	1,150,000	1,645,627
8.050%, 7/7/24	1,180,000	1,720,877
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	312,921
Ipalco Enterprises, Inc.
5.000%, 5/1/18	1,150,000	1,204,625
Jersey Central Power & Light Co.
7.350%, 2/1/19	132,000	170,256
Kansas City Power & Light Co.
5.850%, 6/15/17	200,000	229,712
LG&E and KU Energy LLC
2.125%, 11/15/15	250,000	255,424
3.750%, 11/15/20	300,000	315,323
MidAmerican Energy Co.
4.650%, 10/1/14	100,000	106,828
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	100,000	120,684
5.950%, 5/15/37	434,000	534,324
6.500%, 9/15/37	400,000	526,321
Nevada Power Co.
7.125%, 3/15/19	300,000	386,226
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	300,000	357,525
Northern States Power Co.
1.950%, 8/15/15	100,000	102,995
5.250%, 3/1/18	150,000	180,723
NSTAR Electric Co.
2.375%, 10/15/22	250,000	247,630
Ohio Power Co.
6.050%, 5/1/18	100,000	121,687
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	200,000	247,603
Pacific Gas & Electric Co.
3.500%, 10/1/20	250,000	275,532
4.250%, 5/15/21	100,000	115,443
PacifiCorp
5.500%, 1/15/19	250,000	297,000

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Peco Energy Co.
5.000%, 10/1/14	$100,000	$107,379
2.375%, 9/15/22	250,000	250,736
Portland General Electric Co.
6.100%, 4/15/19	100,000	122,199
Progress Energy, Inc.
5.625%, 1/15/16	200,000	225,936
Public Service Co. of Colorado
3.200%, 11/15/20	250,000	269,682
Public Service Co. of Oklahoma
4.400%, 2/1/21	400,000	457,940
Southern California Edison Co.
5.750%, 3/15/14	300,000	319,392
Series 08-A 5.950%, 2/1/38	150,000	194,888
Southern Co.
4.150%, 5/15/14	125,000	130,817
1.950%, 9/1/16	110,000	113,964
Tampa Electric Co.
6.100%, 5/15/18	75,000	93,450
Trans-Allegheny Interstate Line Co.
4.000%, 1/15/15§	395,000	416,533
Virginia Electric & Power Co.
Series A 5.400%, 1/15/16	300,000	342,024
Wisconsin Electric Power Co.
2.950%, 9/15/21	250,000	266,351

		23,670,497

Gas Utilities (0.1%)
AGL Capital Corp.
3.500%, 9/15/21	250,000	271,829
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	228,633
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	300,000	339,274
El Paso Pipeline Partners Operating Co. LLC
5.000%, 10/1/21	250,000	285,625
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	200,000	236,656
Questar Corp.
2.750%, 2/1/16	85,000	89,388
Southern California Gas Co.
5.500%, 3/15/14	100,000	105,903

		1,557,308

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	250,000	286,381
Exelon Generation Co. LLC
5.350%, 1/15/14	300,000	312,795
NRG Energy, Inc.
7.625%, 1/15/18	1,500,000	1,665,000
PSEG Power LLC
5.125%, 4/15/20	200,000	229,092
Tennessee Valley Authority
5.500%, 7/18/17	676,000	817,095
3.875%, 2/15/21	500,000	581,075
5.250%, 9/15/39	2,815,000	3,708,023

TransAlta Corp.
4.750%, 1/15/15	$200,000	$211,327
4.500%, 11/15/22	150,000	150,941

		7,961,729

Multi-Utilities (0.2%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	209,889
Consolidated Edison Co. of New York, Inc.
Series 02-B 7.125%, 12/1/18	100,000	130,734
Series 08-A 5.850%, 4/1/18	100,000	122,304
Consumers Energy Co.
6.700%, 9/15/19	250,000	326,297
Dominion Resources, Inc.
5.150%, 7/15/15	283,000	312,040
1.950%, 8/15/16	622,000	641,240
6.000%, 11/30/17	400,000	482,188
Series B 2.750%, 9/15/22	250,000	252,967
National Grid plc
6.300%, 8/1/16	100,000	115,548
NiSource Finance Corp.
6.400%, 3/15/18	200,000	240,258
NSTAR LLC
4.500%, 11/15/19	100,000	113,154
PG&E Corp.
5.750%, 4/1/14	101,000	107,393
Sempra Energy
9.800%, 2/15/19	350,000	490,249
2.875%, 10/1/22	175,000	174,815

		3,719,076

Total Utilities		36,908,610

Total Corporate Bonds		549,563,893

Government Securities (75.8%)
Agency ABS (0.5%)
Small Business Administration
Series 2003-10A 4.628% 3/10/13	69,283	69,838
Series 2003-P10A 4.524% 2/10/13	6,230	6,259
Series 2008-P10B 5.944% 8/10/18	1,572,650	1,752,219
Small Business Administration Participation Certificates
Series 2004-20A 4.930% 1/1/24	297,957	328,994
Series 2004-20C 4.340% 3/1/24	2,334,662	2,566,565
Series 2005-20B 4.625% 2/1/25	221,652	247,821
Series 2008-20A 5.170% 1/1/28	568,191	654,108
Series 2008-20C 5.490% 3/1/28	2,166,301	2,501,324
Series 2008-20G 5.870% 7/1/28	2,159,640	2,501,138

		10,628,266

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Agency CMO (21.6%)
Federal Home Loan Mortgage Corp.
6.000% 1/1/14	$1,598	$1,632
5.500% 2/1/14	4,980	5,298
6.000% 7/1/14	1,568	1,617
6.000% 2/1/17	63,352	68,139
6.000% 3/1/17	2,835	3,049
6.500% 3/1/17	20,202	21,666
6.000% 4/1/17	44,201	47,657
6.000% 5/1/17	892	968
4.879% 5/19/17	3,500,000	3,957,328
6.000% 7/1/17	10,193	11,066
6.000% 8/1/17	22,234	24,093
5.500% 11/1/17	23,310	24,795
1.559% 12/25/18 IO (l)	1,826,280	144,254
1.784% 5/25/19 IO (l)	1,467,834	140,363
3.974% 1/25/21 (l)	1,440,000	1,638,486
2.873% 12/25/21	1,060,000	1,132,393
1.515% 6/25/22 IO (l)	3,748,391	418,859
1.316% 8/25/22 IO (l)	2,460,000	243,181
5.500% 1/15/31	83,134	84,385
2.423% 11/1/31 (l)	11,665	12,371
2.848% 4/1/36 (l)	315,030	334,438
5.000% 3/1/38	5,320,786	5,723,586
5.500% 4/1/38	10,147	10,951
5.500% 1/1/40	59,090	63,766
4.500% 10/1/41	3,569,113	3,823,413
3.500% 11/1/42	2,196,359	2,339,808
3.500% 1/15/43 TBA	2,400,000	2,552,250
4.000% 1/15/43 TBA	3,600,000	3,842,719
4.500% 1/15/43 TBA	4,100,000	4,397,250
Federal National Mortgage Association
7.000% 4/1/15	7,040	7,336
7.000% 4/1/16	11,828	12,510
5.500% 2/1/17	25,225	27,060
5.500% 6/1/17	7,130	7,649
4.000% 4/1/23	13,886	14,853
4.810% 2/1/24 (l)	1,234	1,330
5.115% 6/1/24 (l)	331	339
4.000% 9/1/25	497,371	532,031
4.000% 1/1/26	548,979	587,236
4.000% 7/1/26	737,743	789,154
4.000% 8/1/26	386,389	413,315
3.500% 4/1/27	851,982	903,566
3.500% 6/1/27	1,645,768	1,745,415
2.500% 12/1/27	200,000	210,102
2.340% 1/1/28 (l)	100,982	105,990
4.500% 6/1/30	276,372	299,118
3.000% 11/1/32	1,393,341	1,463,934
3.000% 12/1/32	1,397,555	1,468,361
3.000% 1/1/33	800,000	840,531
3.000% 1/1/33	200,000	210,133
2.344% 3/1/33 (l)	112,759	117,481
5.310% 8/25/33	693,013	721,651
6.000% 2/1/34	360,102	399,533
5.000% 3/1/34	2,319,905	2,516,010
5.000% 7/1/34	2,177,990	2,360,737
6.500% 7/25/34	91,139	95,755
6.000% 8/1/34	209,749	233,157
5.000% 2/1/35	536,450	581,964
5.500% 2/1/35	962,803	1,053,216
5.000% 3/1/35	1,008,776	1,092,788

6.000% 4/1/35	$3,254,479	$3,609,711
5.000% 5/1/35	86,533	93,686
5.000% 6/1/35	440,755	477,724
5.000% 7/1/35	1,281,325	1,388,624
5.000% 10/1/35	802,528	870,492
5.500% 12/1/35	686,748	750,594
2.603% 1/1/36 (l)	1,914,779	2,055,224
6.000% 2/1/38	241,331	263,927
6.000% 3/1/38	86,374	94,866
6.000% 5/1/38	250,729	275,302
5.500% 6/1/38	1	1
6.000% 10/1/38	84,532	92,804
6.000% 12/1/38	111,138	121,683
4.500% 3/1/39	447,711	483,021
4.500% 4/1/39	231,307	249,549
4.500% 5/1/39	768,692	829,316
4.500% 7/1/39	2,853,540	3,121,394
6.000% 4/1/40	653,252	712,887
6.500% 5/1/40	3,936,816	4,378,477
4.000% 9/1/40	837,704	896,965
4.000% 10/1/40	303,821	329,302
4.000% 11/1/40	1,885,389	2,018,766
2.370% 12/1/40 (l)	49,105	51,732
4.000% 12/1/40	15,449,473	16,584,244
4.000% 1/1/41	1,032,805	1,105,868
4.000% 2/1/41	1,273,855	1,363,971
4.000% 3/1/41	1,366,221	1,462,870
4.500% 3/1/41	353,907	382,040
4.000% 4/1/41	1,857,466	1,988,868
4.500% 5/1/41	3,601,406	3,895,568
3.330% 6/1/41 (l)	462,717	492,961
4.500% 6/1/41	2,494,695	2,698,461
4.500% 7/1/41	13,398,494	14,492,879
4.500% 8/1/41	15,368,323	16,623,603
3.491% 9/1/41 (l)	319,405	337,356
4.500% 9/1/41	3,500,001	3,785,880
4.000% 1/1/42	166,759	178,555
4.500% 2/1/42	2,407,682	2,606,598
4.000% 3/1/42	2,569,599	2,751,378
4.500% 3/1/42	1,700,000	1,865,418
4.000% 5/1/42	1,219,403	1,305,666
4.000% 6/1/42	2,211,458	2,381,032
4.000% 9/1/42	3,534,533	3,814,396
3.500% 10/1/42	3,361,211	3,587,436
4.000% 10/1/42	2,270,890	2,435,086
3.500% 12/1/42	4,092,003	4,365,299
2.500% 1/25/28 TBA	1,200,000	1,254,844
3.000% 1/25/28 TBA	17,900,000	18,895,687
3.500% 1/25/28 TBA	800,000	848,938
4.500% 1/25/28 TBA	4,400,000	4,732,406
3.000% 1/25/43 TBA	400,000	419,219
3.500% 1/25/43 TBA	1,200,000	1,279,313
4.000% 1/25/43 TBA	6,600,000	7,073,859
4.500% 1/25/43 TBA	116,400,000	125,748,375
5.000% 1/25/43 TBA	22,000,000	23,830,468
5.000% 2/25/43 TBA	87,000,000	94,238,670
5.500% 2/25/43 TBA	6,500,000	7,063,926
FREMF Mortgage Trust
4.023% 11/25/44(l) §	120,000	115,331
3.563% 8/25/45(l) §	335,000	338,100
3.656% 10/25/45(l)§	540,000	525,307

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount		Value (Note 1)

Government National Mortgage Association
1.750% 7/20/27 (l)		$5,287	$5,500
6.500% 6/20/32		78,229	89,186
5.500% 4/15/33		12,718	14,171
4.500% 5/20/40		2,870,025	3,156,243
4.500% 7/20/40		632,307	695,365
4.000% 9/15/40		374,774	412,061
4.000% 3/15/41		232,042	254,693
4.500% 3/20/41		614,651	674,027
4.000% 8/15/41		97,664	107,320
4.000% 10/15/41		88,596	97,355
4.000% 12/15/41		92,337	101,466
4.500% 2/15/42		3,364,566	3,688,537
4.000% 3/15/42		99,448	109,280
4.000% 7/15/42		781,439	859,226
1.012% 2/16/53 IO (l)		2,073,980	176,391
3.500% 1/15/42 TBA		100,000	108,641
4.000% 1/15/42 TBA		3,000,000	3,268,593
4.500% 1/15/43 TBA		2,600,000	2,847,000
5.000% 1/15/43 TBA		7,600,000	8,284,594

			474,867,608

Foreign Governments (3.8%)
Canadian Government Bond
2.375% 9/10/14		400,000	414,277
0.875% 2/14/17		350,000	352,266
Deutsche Bundesrepublik Inflation Linked Bond
Series I/L 0.100% 4/15/23	EUR	3,001,635	4,164,414
Development Bank of Japan
5.125% 2/1/17		$200,000	233,671
Eksportfinans ASA
5.160% 2/12/13	AUD	100,000	103,628
1.875% 4/2/13		$500,000	498,125
0.505% 4/5/13 (l)		300,000	298,500
1.600% 3/20/14	JPY	2,000,000	22,269
3.000% 11/17/14		$400,000	397,500
2.000% 9/15/15		1,200,000	1,150,380
2.375% 5/25/16		800,000	763,200
5.500% 5/25/16		1,155,000	1,204,087
2.875% 11/16/16	CHF	100,000	109,210
5.500% 6/26/17		$300,000	315,750
Export Development Canada
2.250% 5/28/15		250,000	261,049
1.250% 10/26/16		250,000	256,398
Export-Import Bank of China
5.250% 7/29/14§		3,700,000	3,926,440
Export-Import Bank of Korea
8.125% 1/21/14		200,000	214,480
5.875% 1/14/15		250,000	272,825
4.125% 9/9/15		200,000	214,580
4.000% 1/29/21		1,500,000	1,614,750
Federal National Mortgage Association
1.500% 10/9/19		500,000	499,954
Federative Republic of Brazil
6.000% 1/17/17		500,000	590,000
8.000% 1/15/18		462,000	535,920
4.875% 1/22/21		750,000	902,625
FMS Wertmanagement AoeR
1.000% 11/21/17		200,000	199,740

Italy Buoni Poliennali Del Tesoro
4.000% 2/1/37	EUR	400,000	$459,907
Japan Finance Corp.
2.500% 1/21/16		$750,000	788,710
2.250% 7/13/16		500,000	523,839
Japan Finance Organization for Municipalities
5.000% 5/16/17		500,000	583,268
Korea Development Bank
8.000% 1/23/14		500,000	535,200
3.250% 3/9/16		300,000	314,382
Korea Finance Corp.
4.625% 11/16/21		250,000	279,175
Province of British Columbia
2.850% 6/15/15		300,000	317,162
2.100% 5/18/16		300,000	314,729
2.000% 10/23/22		100,000	97,283
Province of Manitoba
1.375% 4/28/14		100,000	101,198
4.900% 12/6/16		500,000	574,335
Province of New Brunswick
2.750% 6/15/18		250,000	268,647
Province of Nova Scotia
5.125% 1/26/17		250,000	289,866
Province of Ontario
1.375% 1/27/14		500,000	505,195
4.100% 6/16/14		500,000	526,591
1.875% 9/15/15		1,750,000	1,809,513
1.100% 10/25/17		250,000	250,047
4.000% 10/7/19		750,000	861,301
4.400% 4/14/20		250,000	294,023
2.450% 6/29/22		250,000	253,161
Province of Quebec
4.600% 5/26/15		750,000	821,806
3.500% 7/29/20		500,000	553,606
Republic of Chile
3.875% 8/5/20		250,000	281,875
Republic of Colombia
8.250% 12/22/14		400,000	457,000
4.375% 7/12/21		600,000	691,500
Republic of Italy
4.500% 1/21/15		1,000,000	1,039,545
5.250% 9/20/16		750,000	793,210
4.750% 6/1/17	EUR	3,640,000	5,113,776
5.250% 8/1/17		745,000	1,070,154
Republic of Korea
5.750% 4/16/14		$4,400,000	4,680,720
4.875% 9/22/14		300,000	321,090
7.125% 4/16/19		9,650,000	12,548,642
Republic of Panama
5.200% 1/30/20		300,000	358,500
9.375% 4/1/29		298,000	509,580
Republic of Peru
8.375% 5/3/16		100,000	123,250
7.125% 3/30/19		200,000	261,000
Republic of Poland
5.250% 1/15/14		250,000	261,778
6.375% 7/15/19		750,000	937,395
5.125% 4/21/21		570,000	678,579

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount		Value (Note 1)

Republic of South Africa
6.500% 6/2/14		$1,480,000	$1,591,000
6.875% 5/27/19		300,000	378,375
5.500% 3/9/20		300,000	356,625
State of Israel
5.500% 11/9/16		500,000	577,500
Svensk Exportkredit AB
3.250% 9/16/14		250,000	261,332
1.750% 10/20/15		500,000	514,185
United Kingdom Gilt
1.750% 9/7/22	GBP	10,500,000	16,954,385
United Mexican States
5.875% 1/15/14		$250,000	261,250
5.625% 1/15/17		840,000	975,240
5.125% 1/15/20		235,000	279,650
3.625% 3/15/22		1,050,000	1,145,550

			84,261,668

Municipal Bonds (2.9%)
Bay Area Toll Authority California State
6.793% 4/1/30		4,100,000	5,211,182
California State University Series 2005 5.000% 11/1/30		300,000	325,623
City of New York, New York 6.246% 6/1/35		5,400,000	6,428,484
Dallas, Texas Area Rapid Transit
Series 2009 6.249% 12/1/34		400,000	459,988
Los Angeles County, California Public Works Financing Authority
5.591% 8/1/20		3,700,000	4,191,286
5.841% 8/1/21		400,000	457,280
Los Angeles, California Community College District
5.000% 8/1/27		1,100,000	1,268,553
Los Angeles, California Unified School District
4.500% 7/1/22		1,500,000	1,708,065
Los Gatos, California Union School District
5.000% 8/1/30		160,000	164,373
Metropolitan Washington Airports Authority
7.462% 10/1/46		8,000,000	9,720,800
New Jersey Economic Development Authority
1.308% 6/15/13 (l)		3,000,000	3,006,150
New Jersey State Turnpike Authority
7.414% 1/1/40		1,000,000	1,475,940
New Jersey Transportation Trust Fund Authority
6.875% 12/15/39		4,400,000	5,056,920
New York City Municipal Water Finance Authority
6.124% 6/15/42		500,000	585,205
5.375% 6/15/43		635,000	748,792
5.500% 6/15/43		750,000	905,842
New York City Transitional Finance Authority
4.075% 11/1/20		800,000	900,096
4.325% 11/1/21		1,300,000	1,485,510
4.525% 11/1/22		1,800,000	2,078,280
Northern California Power Agency
7.311% 6/1/40		2,075,000	2,651,269
San Diego County Regional Airport Authority
6.628% 7/1/40		700,000	789,586
State of California
4.850% 10/1/14		250,000	265,452
5.950% 4/1/16		35,000	39,259

5.750% 3/1/17		$100,000	$114,702
6.200% 3/1/19		100,000	120,576
6.200% 10/1/19		100,000	121,887
7.550% 4/1/39		3,000,000	4,325,400
State of Illinois
4.071% 1/1/14		100,000	102,932
4.421% 1/1/15		100,000	106,015
4.961% 3/1/16		300,000	328,593
5.665% 3/1/18		300,000	341,787
State of Illinois Toll Highway Authority
6.184% 1/1/34		1,000,000	1,264,900
State of Iowa
6.750% 6/1/34		1,800,000	2,149,596
University of California Medical Center
5.235% 5/15/22		1,500,000	1,742,430
5.435% 5/15/23		1,975,000	2,319,638

			62,962,391

Supranational (1.1%)
African Development Bank
3.000% 5/27/14		200,000	207,473
2.500% 3/15/16		500,000	531,023
Asian Development Bank
2.750% 5/21/14		500,000	516,863
2.625% 2/9/15		500,000	523,627
2.500% 3/15/16		500,000	531,187
1.125% 3/15/17		350,000	356,265
1.875% 10/23/18		250,000	262,109
Corp. Andina de Fomento
3.750% 1/15/16		200,000	211,498
8.125% 6/4/19		250,000	322,212
Council of Europe Development Bank
2.625% 2/16/16		500,000	528,744
1.500% 6/19/17		250,000	254,491
European Bank for Reconstruction & Development
2.500% 3/15/16		400,000	424,686
1.375% 10/20/16		200,000	205,009
1.000% 2/16/17		300,000	302,852
0.750% 9/1/17		150,000	149,761
European Investment Bank
4.625% 5/15/14		2,000,000	2,115,952
1.125% 8/15/14		1,000,000	1,011,835
1.000% 7/15/15		750,000	759,405
1.625% 9/1/15		750,000	772,088
4.875% 2/16/16		1,334,000	1,510,863
2.500% 5/16/16		2,000,000	2,123,411
4.875% 1/17/17		500,000	581,116
1.125% 9/15/17		500,000	505,496
1.000% 12/15/17		300,000	301,007
2.875% 9/15/20		500,000	541,162
4.000% 2/16/21		500,000	581,294
Inter-American Development Bank
3.000% 4/22/14		1,000,000	1,034,225
1.375% 10/18/16		1,000,000	1,028,198
4.250% 9/10/18		750,000	883,372
International Bank for Reconstruction & Development
1.125% 8/25/14		350,000	354,651
2.375% 5/26/15		1,000,000	1,047,071
2.125% 3/15/16		1,000,000	1,050,492
0.875% 4/17/17		500,000	500,919

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

International Finance Corp.
3.000% 4/22/14	$750,000	$776,168
1.000% 4/24/17	500,000	506,057
2.125% 11/17/17	500,000	531,961
Nordic Investment Bank
2.500% 7/15/15	300,000	315,270
5.000% 2/1/17	300,000	351,772
North American Development Bank
2.400% 10/26/22	150,000	150,452

		24,662,037

U.S. Government Agencies (3.8%)
Federal Farm Credit Bank
1.125% 2/27/14	2,000,000	2,020,012
5.125% 8/25/16	685,000	798,495
4.875% 1/17/17	840,000	980,771
Federal Home Loan Bank
0.240% 4/22/14	1,500,000	1,498,988
1.375% 5/28/14	250,000	253,889
5.500% 8/13/14	500,000	541,964
0.400% 8/28/14	750,000	750,128
0.250% 1/16/15	500,000	499,487
2.875% 6/12/15	2,000,000	2,122,780
1.630% 8/20/15	500,000	515,767
0.500% 11/20/15	350,000	351,073
5.625% 6/13/16	1,550,000	1,796,399
4.750% 12/16/16	500,000	581,537
5.250% 6/5/17	1,350,000	1,608,996
1.000% 6/21/17	350,000	354,077
1.050% 7/26/17	1,000,000	1,000,083
1.050% 11/15/17	300,000	298,505
5.000% 11/17/17	1,000,000	1,199,893
4.125% 3/13/20	1,500,000	1,775,360
Federal Home Loan Mortgage Corp.
2.500% 1/7/14	2,000,000	2,045,638
0.550% 1/9/14	500,000	500,040
1.375% 2/25/14	2,000,000	2,025,422
0.375% 4/28/14	1,000,000	1,001,066
3.000% 7/28/14	1,500,000	1,563,773
0.625% 12/29/14	2,000,000	2,011,767
0.850% 1/9/15	200,000	200,033
0.800% 1/13/15	100,000	100,582
4.500% 1/15/15	1,000,000	1,083,133
2.875% 2/9/15	2,000,000	2,106,571
0.550% 2/27/15	1,000,000	1,001,886
0.500% 8/28/15	750,000	751,402
4.750% 11/17/15	928,000	1,042,651
0.500% 11/27/15	500,000	500,298
0.850% 2/24/16	500,000	503,048
5.500% 7/18/16	1,000,000	1,172,987
5.125% 10/18/16	2,000,000	2,339,438
2.250% 1/23/17	200,000	204,189
5.000% 2/16/17	750,000	881,512
1.000% 3/8/17	1,000,000	1,013,284
2.000% 7/17/17	1,000,000	1,009,854
0.750% 1/12/18	500,000	497,092
4.875% 6/13/18	1,500,000	1,811,746
3.750% 3/27/19	750,000	868,249
1.750% 5/30/19	750,000	775,949
2.000% 7/30/19	100,000	101,415

1.250% 10/2/19	$750,000	$748,250
2.500% 10/17/19	500,000	515,720
2.375% 1/13/22	990,000	1,034,059
Federal National Mortgage Association
4.625% 5/1/13	1,695,000	1,719,523
5.125% 1/2/14	607,000	636,044
2.750% 2/5/14	1,500,000	1,540,771
1.350% 2/24/14	200,000	202,449
1.250% 2/27/14	1,500,000	1,516,996
2.750% 3/13/14	1,000,000	1,029,731
2.500% 5/15/14	1,000,000	1,030,475
3.000% 9/16/14	1,000,000	1,046,105
2.625% 11/20/14	500,000	521,621
0.500% 11/21/14	500,000	500,462
0.500% 11/24/14	750,000	750,998
0.750% 12/19/14	1,000,000	1,008,346
0.550% 2/27/15	300,000	300,936
0.500% 7/2/15	1,500,000	1,504,206
0.600% 7/24/15	750,000	750,172
2.375% 7/28/15	1,500,000	1,575,708
2.150% 8/4/15	100,000	104,452
2.000% 9/21/15	200,000	208,460
1.875% 10/15/15	200,000	207,936
4.375% 10/15/15	1,000,000	1,109,795
1.625% 10/26/15	1,500,000	1,550,902
0.800% 11/24/15	750,000	751,569
0.375% 12/21/15	500,000	499,170
0.750% 1/25/16	1,000,000	1,000,307
0.560% 2/16/16	500,000	499,449
0.700% 2/22/16	500,000	500,286
1.375% 11/15/16	1,000,000	1,029,959
4.875% 12/15/16	2,050,000	2,390,573
1.250% 2/27/17	100,000	100,159
1.250% 3/6/17	200,000	200,370
1.200% 3/8/17	200,000	200,362
5.375% 6/12/17	2,000,000	2,404,954
0.875% 8/28/17	1,000,000	1,004,235
1.125% 9/12/17	500,000	503,004
0.875% 10/26/17	1,000,000	1,003,144
0.900% 11/7/17	500,000	500,393
0.875% 12/20/17	750,000	750,998
1.750% 1/30/19	200,000	202,347
1.625% 8/8/19	500,000	500,564
1.700% 10/4/19	300,000	300,501
(Zero Coupon), 10/9/19	905,000	792,832
2.700% 3/28/22	500,000	502,874
2.250% 10/17/22	250,000	251,026
2.200% 10/25/22	100,000	100,217
Financing Corp.
10.700% 10/6/17 IO STRIPS	600,000	862,618
Resolution Funding Corp.
(Zero Coupon), 7/15/18 STRIPS	75,000	70,774
(Zero Coupon), 10/15/18 STRIPS	75,000	70,411
Small Business Administration
Series 2004-P10A 4.504% 2/1/14	60,268	61,815

		84,230,257

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

U.S. Treasuries (42.1%)
U.S. Treasury Bonds
11.250% 2/15/15	$1,216,000	$1,497,131
9.250% 2/15/16	2,684,000	3,420,391
7.500% 11/15/16	1,695,000	2,148,268
8.875% 8/15/17	4,107,000	5,648,431
8.500% 2/15/20	3,000,000	4,515,588
7.875% 2/15/21	500,000	752,436
2.000% 1/15/26 TIPS	2,610,000	3,988,585
2.375% 1/15/27 TIPS	1,900,000	3,004,205
1.750% 1/15/28 TIPS	11,200,000	16,008,710
2.500% 1/15/29 TIPS	2,880,000	4,423,448
3.875% 4/15/29 TIPS	1,130,000	2,634,269
0.750% 2/15/42	1,020,000	1,143,066
2.750% 11/15/42#	16,998,000	16,372,526
U.S. Treasury Notes
0.125% 9/30/13	22,900,000	22,893,739
0.500% 10/15/13	13,800,000	13,835,363
0.250% 10/31/13	19,400,000	19,412,125
0.500% 11/15/13	8,000,000	8,022,187
0.250% 11/30/13	46,400,000	46,427,186
0.250% 1/31/14	4,000,000	4,002,500
1.750% 1/31/14	4,000,000	4,066,688
0.250% 2/28/14	5,000,000	5,002,735
1.875% 2/28/14	1,500,000	1,528,857
0.250% 3/31/14	5,000,000	5,002,344
1.750% 3/31/14	5,000,000	5,095,176
1.250% 4/15/14	2,000,000	2,026,438
0.250% 4/30/14	5,000,000	5,002,149
1.875% 4/30/14	5,000,000	5,109,570
1.000% 5/15/14	5,000,000	5,053,496
4.750% 5/15/14	11,000,000	11,678,777
0.250% 5/31/14	4,000,000	4,001,812
2.250% 5/31/14	5,000,000	5,142,129
0.250% 6/30/14	5,000,000	5,001,875
2.625% 6/30/14	8,000,000	8,285,562
0.625% 7/15/14	10,000,000	10,061,328
0.125% 7/31/14	8,000,000	7,986,438
0.500% 8/15/14	4,500,000	4,519,687
0.250% 8/31/14	36,050,000	36,059,856
2.375% 8/31/14	7,500,000	7,765,342
0.250% 9/30/14	10,000,000	10,002,344
2.375% 9/30/14	6,000,000	6,222,539
0.250% 10/31/14	5,500,000	5,501,160
2.375% 10/31/14	6,000,000	6,231,023
4.250% 11/15/14	4,000,000	4,296,969
0.250% 11/30/14	3,500,000	3,500,137
0.250% 12/15/14	5,000,000	5,000,000
0.125% 12/31/14	4,000,000	3,990,156
2.625% 12/31/14	10,000,000	10,471,797
0.250% 1/15/15	2,000,000	1,999,453
2.250% 1/31/15	4,000,000	4,163,844
0.250% 2/15/15	7,000,000	6,996,774
0.375% 3/15/15	1,500,000	1,503,012
0.375% 4/15/15	3,000,000	3,005,203
2.500% 4/30/15	1,000,000	1,050,937
2.125% 5/31/15	15,000,000	15,650,391
0.375% 6/15/15	2,000,000	2,003,141
1.875% 6/30/15	10,500,000	10,907,121
0.250% 7/15/15	6,000,000	5,989,735
0.250% 8/15/15	5,000,000	4,991,054

1.250% 8/31/15	$5,000,000	$5,121,289
0.250% 9/15/15	2,000,000	1,995,687
0.250% 10/15/15	3,500,000	3,491,879
1.250% 10/31/15	5,000,000	5,126,836
0.375% 11/15/15	6,000,000	6,005,485
4.500% 11/15/15	7,000,000	7,826,875
1.375% 11/30/15	10,000,000	10,294,141
0.250% 12/15/15#	10,010,000	9,980,282
4.500% 2/15/16	5,000,000	5,635,429
2.625% 2/29/16	6,000,000	6,420,469
2.375% 3/31/16	6,000,000	6,378,750
2.625% 4/30/16	2,500,000	2,681,348
5.125% 5/15/16	4,087,000	4,725,594
1.750% 5/31/16	5,000,000	5,222,773
3.250% 5/31/16	3,000,000	3,285,000
1.500% 7/31/16	8,000,000	8,294,750
1.000% 9/30/16	4,000,000	4,076,156
3.000% 9/30/16	5,000,000	5,464,453
3.125% 10/31/16	5,000,000	5,495,742
0.875% 12/31/16	5,000,000	5,068,594
0.875% 1/31/17	2,000,000	2,026,547
3.125% 1/31/17	5,000,000	5,520,117
0.875% 2/28/17	5,000,000	5,065,859
1.000% 3/31/17	7,000,000	7,125,234
3.125% 4/30/17	4,000,000	4,432,500
4.500% 5/15/17	3,500,000	4,087,809
2.750% 5/31/17	6,000,000	6,559,735
0.500% 7/31/17	6,000,000	5,963,672
4.750% 8/15/17	3,186,000	3,782,852
0.625% 8/31/17	5,000,000	4,995,508
1.875% 8/31/17	5,500,000	5,808,945
0.625% 9/30/17	35,500,000	35,436,210
1.875% 9/30/17	3,500,000	3,695,781
0.750% 10/31/17	4,000,000	4,013,125
1.875% 10/31/17	5,000,000	5,281,640
4.250% 11/15/17	1,150,000	1,346,551
0.625% 11/30/17	11,428,000	11,390,412
0.750% 12/31/17	4,000,000	4,006,875
2.750% 12/31/17	5,000,000	5,501,524
3.500% 2/15/18	7,000,000	7,970,758
2.625% 4/30/18	3,000,000	3,287,766
2.375% 5/31/18	6,000,000	6,500,344
2.250% 7/31/18	1,000,000	1,077,062
4.000% 8/15/18	4,000,000	4,699,719
1.375% 9/30/18	7,500,000	7,709,648
3.750% 11/15/18	4,000,000	4,657,625
1.375% 12/31/18	3,000,000	3,077,789
1.250% 1/31/19	2,000,000	2,036,109
2.750% 2/15/19	5,000,000	5,536,289
1.500% 3/31/19	5,000,000	5,156,679
1.250% 4/30/19	1,500,000	1,522,477
1.000% 6/30/19	3,000,000	2,990,883
1.000% 8/31/19	20,100,000	19,980,970
1.000% 9/30/19	3,000,000	2,979,188
1.250% 10/31/19	3,000,000	3,024,516
3.375% 11/15/19	10,350,000	11,899,751
1.000% 11/30/19	8,844,000	8,757,287
1.125% 12/31/19	3,000,000	2,991,914
3.625% 2/15/20	10,000,000	11,682,969
3.500% 5/15/20	10,000,000	11,610,000
2.625% 8/15/20	11,000,000	12,079,547
2.625% 11/15/20	5,000,000	5,487,226

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

3.125% 5/15/21	$11,000,000	$12,474,000
2.125% 8/15/21	8,000,000	8,410,000
2.000% 11/15/21	3,500,000	3,632,535
2.000% 2/15/22	58,600,000	60,599,725
1.750% 5/15/22	4,029,000	4,063,876
1.625% 8/15/22	4,000,000	3,973,688
1.625% 11/15/22	12,920,600	12,778,878

		923,298,849

Total Government Securities		1,664,911,076

Time Deposit (0.5%)
Financials (0.5%)
Certificates of Deposit (0.5%)
Banco do Brasil S.A.
0.756%, 2/14/14	10,600,000	10,593,555

Total Financials		10,593,555

Total Time Deposits		10,593,555

Total Long-Term Debt Securities (109.7%)
(Cost $2,317,388,780)		2,408,386,248

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.3%)
Commercial Banks (0.3%)
Wells Fargo & Co.
7.500%	5,000	6,125,000

Total Convertible Preferred Stocks (0.3%)
(Cost $5,000,000)		6,125,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.3%)
Itau Unibanco Holding S.A.
1.38%, 3/26/13 (p)	$6,850,000	6,827,724

Commercial Paper (0.4%)
Daimler Finance N.A. LLC
0.81%, 10/15/13 (p)(n)	4,700,000	4,669,818
Straight-A Funding LLC
0.08%, 1/18/13 (p)(n)	5,000,000	4,999,800

Total Commercial Paper		9,669,618

Government Securities (2.3%)
Federal Home Loan Bank
0.09%, 5/8/13 (p)	5,500,000	5,498,335
Federal Home Loan Mortgage Corp.
0.10%, 5/21/13 (p)	22,900,000	22,891,298
Federal National Mortgage Association
0.09%, 5/8/13 (p)	2,300,000	2,299,304
U.S. Treasury Bills
0.04%, 3/7/13 (p)	700,000	699,953
0.04%, 3/14/13 #(p)	1,332,000	1,331,895
0.04%, 3/21/13 (p)	7,700,000	7,699,334
0.11%, 5/30/13 #(p)	309,000	308,864
0.15%, 11/14/13 (p)	7,800,000	7,789,907
0.15%, 12/12/13 (p)	1,900,000	1,897,323

Total Government Securities		50,416,213

Total Short-Term Investments (3.0%)
(Cost $66,877,216)		66,913,555

	Number of Contracts	Value (Note 1)

OPTION PURCHASED:
Call Option Purchased (0.0%)
Eurodollar 3 Year Mid Curve
September 2013 @ $99.25*	87	$38,606

Total Options Purchased (0.0%)
(Cost $30,625)		38,606

Total Investments Before Securities Sold Short (113.0%)
(Cost $2,389,296,621)		2,481,463,409

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-1.9%)
Federal National Mortgage Association
4.000%, 1/25/43 TBA	$(6,000,000)	$(6,430,781)
5.000%, 1/25/43 TBA	(200,000)	(216,641)
6.000%, 1/25/43 TBA	(200,000)	(218,438)
3.500%, 2/25/43 TBA	(4,600,000)	(4,894,687)
4.000%, 2/25/43 TBA	(10,800,000)	(11,566,969)
5.000%, 2/25/43 TBA	(8,300,000)	(8,990,586)
6.500%, 2/25/43 TBA	(2,700,000)	(3,000,797)
Government National Mortgage Association
4.000%, 1/15/43 TBA	(1,700,000)	(1,864,156)
4.500%, 1/15/43 TBA	(4,100,000)	(4,490,781)

Total Securities Sold Short (-1.9%)
(Proceeds Received $41,657,189)		(41,673,836)

Total Investments after Securities Sold Short (111.1%)
(Cost $2,347,639,432)		2,439,789,573
Other Assets Less Liabilities (-11.1%)		(244,396,545)

Net Assets (100%)		$2,195,393,028

*	Non-income producing.
†	Securities (totaling $5,714,135 or 0.3% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2012, the market value of these securities amounted to $159,500,536 or 7.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,286,248.
(b)	Illiquid security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2012.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2012, the market value of these securities amounted to $13,386,284 or 0.6% of net assets.
(n)	Section 4(2) Commercial Paper. Private placement for noncurrent transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Glossary:
ABS	—	Asset-Backed Security
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
IO	—	Interest Only
JPY	—	Japanese Yen
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security

At December 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2012	Unrealized Appreciation/ (Depreciation)
10 Year Australian Bonds	527	March-13	$67,368,245	$67,487,687	$119,442
2 Year U.S. Treasury Notes	209	March-13	46,079,730	46,077,969	(1,761)
5 Year U.S. Treasury Notes	33	March-13	4,108,821	4,105,664	(3,157)
90 Day Eurodollar	2	March-13	497,072	498,500	1,428
90 Day Eurodollar	2	June-13	496,879	498,375	1,496
90 Day Eurodollar	2	September-13	496,906	498,275	1,369
90 Day Eurodollar	2	December-13	496,755	498,125	1,370
U.S. Long Bond	71	March-13	10,521,083	10,472,500	(48,583)

					$71,604

Sales
10 Year U.S. Treasury Notes	152	March-13	$20,269,264	$20,182,750	$86,514
90 Day Eurodollar	15	March-16	3,715,813	3,712,125	3,688
90 Day Eurodollar	15	June-16	3,710,782	3,706,875	3,907
90 Day Eurodollar	15	September-16	3,705,345	3,701,250	4,095
90 Day Eurodollar	15	December-16	3,699,563	3,695,250	4,313
Euro-Bund	26	March-13	4,974,936	4,998,175	(23,239)
U.S. Ultra Bond	68	March-13	11,223,742	11,056,375	167,367

					$246,645

					$318,249

At December 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Danish Krone vs. U.S. Dollar, expiring 2/14/13	JPMorgan Chase Bank	5,341	$945,591	$918,466	$27,125
European Union Euro vs. U.S. Dollar, expiring 1/23/13	Citibank N.A.	1,923	2,538,722	2,513,909	24,813
Malaysian Ringgit vs. U.S. Dollar, expiring 1/25/13	Citibank N.A.	49,672	16,217,258	16,184,600	32,658
Mexican Peso vs. U.S. Dollar, expiring 4/3/13	JPMorgan Chase Bank	67	5,174	5,161	13

					$84,609

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 1/31/13	Barclays Bank plc	16,820	$17,550,660	$17,428,160	$122,500
Australian Dollar vs. U.S. Dollar, expiring 1/31/13	Barclays Bank plc	958	1,009,683	992,638	17,045
British Pound vs. U.S. Dollar, expiring 3/12/13	Bank of America	10,588	17,049,783	17,196,070	(146,287)
Danish Krone vs. U.S. Dollar, expiring 2/14/13	Citibank N.A.	5,450	935,430	964,889	(29,459)
European Union Euro vs. U.S. Dollar, expiring 1/23/13	UBS AG	7,663	10,064,946	10,116,735	(51,789)
European Union Euro vs. U.S. Dollar, expiring 1/23/13	UBS AG	750	980,089	990,141	(10,052)
European Union Euro vs. U.S. Dollar, expiring 1/23/13	UBS AG	1,203	1,583,474	1,588,186	(4,712)
European Union Euro vs. U.S. Dollar, expiring 3/18/13	Westpac Banking Corp.	9,603	12,438,228	12,683,854	(245,626)
Malaysian Ringgit vs. U.S. Dollar, expiring 1/25/13	Bank of America	49,674	16,183,000	16,217,768	(34,768)

					$(383,148)

					$(298,539)

Options Written:

Options written for the year ended December 31, 2012 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2012	—	$—
Options Written	1,837	310,069
Options Terminated in Closing Purchase Transactions	(987)	(95,833)
Options Expired	(850)	(214,236)
Options Exercised	—	—

Options Outstanding - December 31, 2012	—	$—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets For Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$52,311,720	$1,270,031	$53,581,751
Non-Agency CMO	—	126,231,980	3,503,993	129,735,973
Convertible Preferred Stocks
Financials	6,125,000	—	—	6,125,000

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investment Type	Level 1 Quoted Prices in Active Markets For Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Corporate Bonds
Consumer Discretionary	$—	$30,945,331	$—	$30,945,331
Consumer Staples	—	33,861,607	—	33,861,607
Energy	—	51,320,010	—	51,320,010
Financials	—	275,667,093	1,671,810	277,338,903
Health Care	—	31,080,183	—	31,080,183
Industrials	—	23,920,503	—	23,920,503
Information Technology	—	16,899,719	—	16,899,719
Materials	—	18,752,424	—	18,752,424
Telecommunication Services	—	28,536,603	—	28,536,603
Utilities	—	36,908,610	—	36,908,610
Forward Currency Contracts	—	224,154	—	224,154
Futures	394,989	–	—	394,989
Government Securities
Agency ABS	—	10,628,266	—	10,628,266
Agency CMO	—	474,867,608	—	474,867,608
Foreign Governments	—	84,261,668	—	84,261,668
Municipal Bonds	—	62,962,391	—	62,962,391
Supranational	—	24,662,037	—	24,662,037
U.S. Government Agencies	—	84,230,257	—	84,230,257
U.S. Treasuries	—	923,298,849	—	923,298,849
Options Purchased
Call Options Purchased	38,606	—	—	38,606
Short-Term Investments	—	66,913,555	—	66,913,555
Time Deposits
Financials	—	10,593,555	—	10,593,555

Total Assets	$6,558,595	$2,469,078,123	$6,445,834	$2,482,082,552

Liabilities:
Forward Currency Contracts	$—	$(522,693)	$—	$(522,693)
Futures	(76,740)	—	—	(76,740)
Government Securities
Agency CMO	—	(41,673,836)	—	(41,673,836)

Total Liabilities	$(76,740)	$(42,196,529)	$—	$(42,273,269)

Total	$6,481,855	$2,426,881,594	$6,445,834	$2,439,809,283

There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Asset- Backed Securities	Investments in Securities-Non- Agency CMO†	Investments in Corporate Bonds- Financials

Balance as of 12/31/11	$2,429,129	$540,313	$—
Total gains or losses (realized/unrealized) included in earnings	63,712	20,771	(5,059)
Purchases	—	3,358,500	1,676,739
Sales	(2,015,551)	(1,169,680)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	792,741	1,294,401	130
Transfers out of Level 3	—	(540,312)	—

Balance as of 12/31/12	$1,270,031	$3,503,993	$1,671,810

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 12/31/12.	$130,833	$15,069	$(5,059)

†	Asset type was combined with Asset-Backed Securities in prior year.

Fair Values of Derivative Instruments as of December 31, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$394,989	*
Foreign exchange contracts	Receivables	224,154
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts†	Receivables	—
Other contracts	Receivables	—

Total		$619,143

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(76,740	)*
Foreign exchange contracts	Payables	(522,693)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(599,433)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$38,490	$1,735,719	$—	$—	$1,774,209
Foreign exchange contracts	—	(805)	(1,483,674)	—	(1,484,479)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$38,490	$1,734,914	$(1,483,674)	$—	$289,730

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$154,715	$(1,093,913)	$—	$—	$(939,198)
Foreign exchange contracts	—	—	(855,408)	—	(855,408)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$154,715	$(1,093,913)	$(855,408)	$—	$(1,794,606)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $138,073,000, futures contracts and option contracts with an average notional balance of approximately $225,051,000 and $90,000, respectively, for the year ended December 31, 2012.

^ This Portfolio held options, forward foreign currency and futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,466,278,952
Long-term U.S. government debt securities	2,898,946,703

$8,365,225,655

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,185,279,669
Long-term U.S. government debt securities	2,993,873,930

$9,179,153,599

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,843,836
Aggregate gross unrealized depreciation	(16,864,130)

Net unrealized appreciation	$90,979,706

Federal income tax cost of investments	$2,390,483,703

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value (Cost $2,389,296,621)	$2,481,463,409
Cash	32,128,502
Foreign cash (Cost $684,911)	685,990
Cash held as collateral at broker	29,000
Receivable for forward commitments	211,411,348
Dividends, interest and other receivables	12,967,232
Receivable for securities sold	12,303,225
Receivable from Separate Accounts for Trust shares sold	1,091,412
Due from broker for futures variation margin	477,356
Unrealized appreciation on forward foreign currency contracts	224,154
Other assets	3,567

Total assets	2,752,785,195

LIABILITIES
Payable for forward commitments	480,056,840
Securities sold short (Proceeds received $41,657,189)	41,673,836
Payable for securities purchased	30,918,131
Payable to Separate Accounts for Trust shares redeemed	1,788,690
Investment management fees payable	995,875
Unrealized depreciation on forward foreign currency contracts	522,693
Distribution fees payable - Class B	372,420
Administrative fees payable	309,477
Payable for return of cash collateral on forward commitments	205,000
Trustees’ fees payable	37,423
Distribution fees payable - Class A	9,159
Accrued expenses	502,623

Total liabilities	557,392,167

NET ASSETS	$2,195,393,028

Net assets were comprised of:
Paid in capital	$2,127,764,298
Accumulated undistributed net investment income (loss)	(1,493,491)
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	(23,050,592)
Net unrealized appreciation (depreciation) on investments, securities sold short, futures and foreign currency translations	92,172,813

Net assets	$2,195,393,028

Class A
Net asset value, offering and redemption price per share, $41,984,851 / 4,081,158 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.29

Class B
Net asset value, offering and redemption price per share, $1,776,442,846 / 172,369,938 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.31

Class K
Net asset value, offering and redemption price per share, $376,965,331 / 36,638,773 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.29

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Interest	$57,731,763
Dividends	375,000

Total income	58,106,763

EXPENSES
Investment management fees	11,428,075
Distribution fees - Class B	4,086,983
Administrative fees	3,209,629
Printing and mailing expenses	231,555
Custodian fees	162,400
Distribution fees - Class A	107,327
Professional fees	85,932
Trustees’ fees	48,432
Interest expense	7,137
Miscellaneous	184,324

Total expenses	19,551,794

NET INVESTMENT INCOME (LOSS)	38,554,969

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	61,911,746
Futures	1,734,914
Foreign currency transactions	(604,639)
Options written	175,433
Securities sold short	2,490,118

Net realized gain (loss)	65,707,572

Change in unrealized appreciation (depreciation) on:
Securities	10,964,053
Futures	(1,093,913)
Foreign currency translations	(797,641)
Securities sold short	598,433

Net change in unrealized appreciation (depreciation)	9,670,932

NET REALIZED AND UNREALIZED GAIN (LOSS)	75,378,504

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,933,473

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$38,554,969	$92,270,843
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	65,707,572	137,609,064
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	9,670,932	(1,508,795)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	113,933,473	228,371,112

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(885,943)	(45,312,788)
Class B	(33,873,146)	(36,855,362)
Class K†	(10,027,620)	(21,089,996)

	(44,786,709)	(103,258,146)

Distributions from net realized capital gains
Class A	(2,019,975)	(1,447,943)
Class B	(80,138,257)	(52,039,080)
Class K†	(17,683,787)	(45,400,907)

	(99,842,019)	(98,887,930)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(144,628,728)	(202,146,076)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 587,138 and 12,609,194 shares, respectively ]	6,241,327	133,644,216
Capital shares issued in reinvestment of dividends and distributions [ 278,806 and 4,428,898 shares, respectively ]	2,905,918	46,760,731
Capital shares repurchased [ (786,991) and (282,658,898) shares, respectively ]	(8,310,613)	(3,049,768,983	)(z)

Total Class A transactions	836,632	(2,869,364,036)

Class B
Capital shares sold [ 40,462,307 and 41,117,372 shares, respectively ]	429,425,805	440,799,703
Capital shares issued in reinvestment of dividends and distributions [ 10,923,779 and 8,459,118 shares, respectively ]	114,011,403	88,894,442
Capital shares repurchased [ (25,671,893) and (35,203,821) shares, respectively ]	(272,133,380)	(375,203,780)

Total Class B transactions	271,303,828	154,490,365

Class K†
Capital shares sold [ 3,288,228 and 230,130,596 shares, respectively ]	34,728,605	2,491,211,741	(z)
Capital shares issued in reinvestment of dividends and distributions [ 2,656,002 and 6,333,134 shares, respectively ]	27,711,407	66,490,903
Capital shares repurchased [ (96,290,582) and (109,478,605) shares, respectively ]	(1,009,828,974)	(1,182,724,100)

Total Class K transactions	(947,388,962)	1,374,978,544

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(675,248,502)	(1,339,895,127)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(705,943,757)	(1,313,670,091)
NET ASSETS:
Beginning of year	2,901,336,785	4,215,006,876

End of year (a)	$ 2,195,393,028	$2,901,336,785

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,493,491)	$(35,613)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Core Bond Portfolio exchanged approximately 228,045,315 Class A shares for approximately 228,045,315 Class K shares. This exchange amounted to approximately $2,468,678,090.

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.44	$10.48	$10.27	$9.86	$10.38

Income (loss) from investment operations:
Net investment income (loss)	0.19 (e)	0.24 (e)	0.30 (e)	0.36 (e)	0.46 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.38	0.39	0.37	0.46	(0.19)

Total from investment operations	0.57	0.63	0.67	0.82	0.27

Less distributions:
Dividends from net investment income	(0.22)	(0.30)	(0.32)	(0.38)	(0.52)
Distributions from net realized gains	(0.50)	(0.37)	(0.14)	(0.03)	(0.27)

Total dividends and distributions	(0.72)	(0.67)	(0.46)	(0.41)	(0.79)

Net asset value, end of year	$10.29	$10.44	$10.48	$10.27	$9.86

Total return	5.50%	6.10%	6.60%	8.44%	2.55%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$41,985	$41,783	$2,826,132	$2,796,284	$2,481,594
Ratio of expenses to average net assets:
After waivers	0.98%	0.69%	0.69%	0.71%	0.75%
Before waivers	0.98%	0.69%	0.69%	0.71%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers	1.77%	2.28%	2.80%	3.51%	4.55%
Before waivers	1.77%	2.28%	2.80%	3.51%	4.54%
Portfolio turnover rate	376%	384%	492%	623%	431%

	Year Ended December 31,
Class B	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.46	$10.50	$10.29	$9.88	$10.40

Income (loss) from investment operations:
Net investment income (loss)	0.19 (e)	0.23 (e)	0.27 (e)	0.33 (e)	0.44 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.38	0.37	0.38	0.47	(0.20)

Total from investment operations	0.57	0.60	0.65	0.80	0.24

Less distributions:
Dividends from net investment income	(0.22)	(0.27)	(0.30)	(0.36)	(0.49)
Distributions from net realized gains	(0.50)	(0.37)	(0.14)	(0.03)	(0.27)

Total dividends and distributions	(0.72)	(0.64)	(0.44)	(0.39)	(0.76)

Net asset value, end of year	$10.31	$10.46	$10.50	$10.29	$9.88

Total return	5.50%	5.83%	6.33%	8.16%	2.30%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,776,443	$1,533,747	$1,388,875	$1,252,270	$912,195
Ratio of expenses to average net assets:
After waivers	0.98%	0.94%	0.94%	0.96%	1.00%
Before waivers	0.98%	0.94%	0.94%	0.96%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers	1.76%	2.19%	2.55%	3.25%	4.29%
Before waivers	1.76%	2.19%	2.55%	3.25%	4.28%
Portfolio turnover rate	376%	384%	492%	623%	431%

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$10.44	$10.81

Income (loss) from investment operations:
Net investment income (loss)	0.22 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.38	0.02

Total from investment operations	0.60	0.13

Less distributions:
Dividends from net investment income	(0.25)	(0.13)
Distributions from net realized gains	(0.50)	(0.37)

Total dividends and distributions	(0.75)	(0.50)

Net asset value, end of period	$10.29	$10.44

Total return (b)	5.76%	1.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$376,965	$1,325,807
Ratio of expenses to average net assets:
After waivers (a)	0.72%	0.69%
Before waivers (a)	0.72%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.06%	2.78%
Before waivers (a)	2.06%	2.78%
Portfolio turnover rate	376%	384%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	BlackRock Investment Management, LLC

➢	EARNEST Partners, LLC

➢	J.P. Morgan Investment Management Inc.

➢	Marsico Capital Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares*	17.73%	(6.49)%	6.42%
Portfolio – Class B Shares*	17.74	(6.66)	6.20
Portfolio – Class K Shares**	18.02	N/A	8.74
MSCI EAFE Index	17.32	(3.69)	8.21
40% EuroSTOXX50/25% FTSE 100/25% TOPIX/10% S&P/ASX 200	16.04	(4.14)	N/A
Volatility Managed Index – International	16.71	(1.35)	9.47
Volatility Managed Index – International Proxy	15.93	(1.01)	N/A
* Date of inception 12/31/01. ** Date of inception 8/26/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 17.73% for the year ended December 31, 2012. The Portfolio’s benchmarks, the MSCI EAFE Index, returned 17.32%, the 40% EuroSTOXX50/25% FTSE 100/25% TOPIX/10% S&P/ASX 200 returned 16.04%, the Volatility Managed Index — International returned 16.71%, and the Volatility Managed Index — International Proxy returned 15.93%, over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its primary benchmark.

Portfolio Highlights

What helped performance during the year:

•

Stock selection was the key driver of returns relative to the benchmark for the year. Information Technology, Energy, Health Care, Consumer Staples and Materials all had positive contributions from stock selection.

•	The Portfolio benefited from having an underweight allocation to the Utilities sector, as it was a weak-performing sector of the benchmark.

•	Health Care holding Amil Participacoes S-A, a Brazilian managed health care provider, was the top individual contributor to relative performance.

What hurt performance during the year:

•

The Portfolio was unfavorably positioned by having few investments in the Financials sector, which was the best-performing sector of the benchmark, and an overweight allocation to the Information Technology sector, whose return trailed the overall benchmark return.

•

Dublin-based pharmaceutical holding Shire PLC was a material detractor from relative performance. Shire’s stock price sank after U.S. regulators approved a generic version of its attention deficit and hyperactivity disorder drug.

•

Stock selection in the Financials and Telecommunication Services sectors was detrimental to performance. In the Telecommunication Services sector, China Unicom (Hong Kong) Ltd.’s stock price fell in the period due to handset subsidies for new subscribers.

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 12/31/12	% of Net Assets
Financials	17.2%
Consumer Discretionary	10.0
Industrials	9.1
Health Care	8.6
Information Technology	8.4
Consumer Staples	7.3
Materials	7.2
Energy	6.9
Telecommunication Services	3.0
Utilities	1.4
Cash and Other	20.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,147.50	$7.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.58	6.62
Class B
Actual	1,000.00	1,148.90	7.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.58	6.62
Class K
Actual	1,000.00	1,149.10	5.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.35

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.30%, 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.2%)
MercadoLibre, Inc.	18,774	$1,475,073

Australia (3.7%)
AGL Energy Ltd.	12,423	199,498
ALS Ltd.	7,745	88,038
Alumina Ltd.	56,094	54,242
Amcor Ltd.	27,652	233,822
AMP Ltd.	65,402	332,433
APA Group	18,339	105,858
Asciano Ltd.	22,379	109,368
ASX Ltd.	4,017	131,053
Aurizon Holdings Ltd.	41,803	164,177
Australia & New Zealand Banking Group Ltd.	61,699	1,615,336
Bendigo and Adelaide Bank Ltd.	8,965	79,936
BGP Holdings plc*†(b)	568,558	—
BHP Billiton Ltd.	123,502	4,823,138
BHP Billiton Ltd. (ADR)	39,931	3,132,188
Boral Ltd.	17,115	78,724
Brambles Ltd.	35,617	283,445
Caltex Australia Ltd.	3,108	62,638
Centro Retail Australia (REIT)	28,035	66,376
CFS Retail Property Trust Group (REIT)	45,184	90,535
Coca-Cola Amatil Ltd.	13,058	183,588
Cochlear Ltd.	1,307	108,127
Commonwealth Bank of Australia	36,199	2,351,393
Computershare Ltd.	10,205	96,095
Crown Ltd.	9,198	102,464
CSL Ltd.	11,442	646,383
Dexus Property Group (REIT)	105,478	111,839
Echo Entertainment Group Ltd.	17,075	61,569
Flight Centre Ltd.	1,154	32,726
Fortescue Metals Group Ltd.	32,122	159,368
Goodman Group (REIT)	38,141	173,518
GPT Group (REIT)	33,209	128,325
Harvey Norman Holdings Ltd.	11,472	22,791
Iluka Resources Ltd.	9,602	93,051
Incitec Pivot Ltd.	37,364	126,971
Insurance Australia Group Ltd.	47,659	234,384
Leighton Holdings Ltd.	3,486	65,586
Lend Lease Group	12,466	121,450
Macquarie Group Ltd.	7,284	270,895
Metcash Ltd.	20,404	71,056
Mirvac Group (REIT)	78,406	122,183
National Australia Bank Ltd.	51,620	1,350,007
Newcrest Mining Ltd.	17,507	408,735
Orica Ltd.	8,364	219,944
Origin Energy Ltd.	24,881	304,486
OZ Minerals Ltd.	7,234	51,509
Qantas Airways Ltd.*	25,563	40,193
QBE Insurance Group Ltd.	26,516	303,492
Ramsay Health Care Ltd.	3,018	85,742
Rio Tinto Ltd.	18,995	1,322,127
Santos Ltd.	21,639	253,426
Sonic Healthcare Ltd.	8,499	118,680
SP AusNet	40,261	46,241
Stockland Corp., Ltd. (REIT)	50,041	184,491
Suncorp Group Ltd.	29,480	313,430

Sydney Airport	4,235	$14,946
Tabcorp Holdings Ltd.	16,397	52,402
Tatts Group Ltd.	30,781	96,917
Telstra Corp., Ltd.	99,752	454,421
Toll Holdings Ltd.	15,645	74,896
Transurban Group	30,084	191,067
Treasury Wine Estates Ltd.	14,200	69,931
Wesfarmers Ltd.	22,772	878,733
Westfield Group (REIT)	49,174	542,605
Westfield Retail Trust (REIT)	66,500	209,295
Westpac Banking Corp.	69,989	1,913,389
Whitehaven Coal Ltd.	10,494	38,804
Woodside Petroleum Ltd.	15,045	536,195
Woolworths Ltd.	28,092	858,607
WorleyParsons Ltd.	4,715	116,315

		27,985,593

Austria (1.0%)
Andritz AG	1,626	104,468
Conwert Immobilien Invest SE*	49,194	636,295
Erste Group Bank AG*	70,932	2,268,087
Immofinanz AG*	21,378	90,126
OMV AG	3,379	122,698
Raiffeisen Bank International AG	1,127	47,110
Schoeller-Bleckmann Oilfield Equipment AG	36,500	3,833,746
Telekom Austria AG	5,014	37,942
Verbund AG	1,569	38,857
Vienna Insurance Group AG Wiener Versicherung Gruppe	886	47,529
Voestalpine AG	2,524	92,812

		7,319,670

Belgium (1.0%)
Ageas	5,359	159,890
Anheuser-Busch InBev N.V.	72,094	6,300,191
Belgacom S.A.	3,491	102,903
Colruyt S.A.	1,742	86,492
Delhaize Group S.A.	2,339	93,689
Groupe Bruxelles Lambert S.A.	1,850	145,843
KBC Groep N.V.	5,430	189,005
Solvay S.A.	1,359	195,629
Telenet Group Holding N.V.	1,247	57,941
UCB S.A.	2,523	145,146
Umicore S.A.	2,614	144,138

		7,620,867

Bermuda (0.4%)
Everest Reinsurance Group Ltd.	25,523	2,806,254

Brazil (0.8%)
Banco Bradesco S.A. (ADR)	123,000	2,136,510
Banco do Brasil S.A.	194,400	2,479,973
BR Malls Participacoes S.A.	97,400	1,290,355

		5,906,838

Canada (0.7%)
Canadian National Railway Co.	20,693	1,883,270
Imax Corp.*	49,522	1,113,254
Rogers Communications, Inc., Class B	45,400	2,066,608

		5,063,132

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

China (3.2%)
Anhui Conch Cement Co., Ltd., Class H	748,500	$2,784,862
Baidu, Inc. (ADR)*	35,102	3,520,380
China Construction Bank Corp., Class H	1,410,000	1,149,156
China Oilfield Services Ltd., Class H	1,467,500	3,054,065
China Shipping Container Lines Co., Ltd., Class H*	5,683,000	1,679,344
CNOOC Ltd.	1,102,100	2,419,943
Daphne International Holdings Ltd.	192,100	266,107
Industrial & Commercial Bank of China Ltd., Class H	4,076,135	2,939,579
Mindray Medical International Ltd. (ADR)	80,900	2,645,430
Ping An Insurance Group Co. of China Ltd., Class H	78,500	667,997
Weichai Power Co., Ltd., Class H	763,080	3,465,149
Yangzijiang Shipbuilding Holdings Ltd.	44,182	35,003

		24,627,015

Colombia (0.3%)
Bancolombia S.A. (ADR)	35,814	2,384,496

Czech Republic (0.2%)
Komercni Banka A/S	8,400	1,777,338

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	13	92,577
A. P. Moller - Maersk A/S, Class B	30	229,633
Carlsberg A/S, Class B	2,452	241,067
Coloplast A/S, Class B	2,615	128,162
Danske Bank A/S*	14,946	254,089
DSV A/S	4,360	113,693
Novo Nordisk A/S, Class B	19,308	3,153,379
Novozymes A/S, Class B	5,597	158,398
TDC A/S	11,367	80,555
Tryg A/S	566	42,794
William Demant Holding A/S*	578	49,606

		4,543,953

Finland (0.3%)
Elisa Oyj	3,255	72,736
Fortum Oyj	10,179	191,421
Kesko Oyj, Class B	1,464	47,987
Kone Oyj, Class B	3,568	264,202
Metso Oyj	2,932	127,726
Neste Oil Oyj	2,958	38,567
Nokia Oyj	85,801	337,421
Nokian Renkaat Oyj	2,545	102,407
Orion Oyj, Class B	2,088	61,370
Pohjola Bank plc, Class A	3,184	47,547
Sampo Oyj, Class A	9,603	310,526
Stora Enso Oyj, Class R	12,657	89,521
UPM-Kymmene Oyj	12,041	143,090
Wartsila Oyj	3,844	170,018

		2,004,539

France (5.5%)
Accor S.A.	35,289	$1,265,835
Aeroports de Paris S.A.	683	52,735
Air Liquide S.A.	7,120	892,253
Alstom S.A.	4,726	193,657
Arkema S.A.	1,419	149,200
AtoS	1,248	88,927
AXA S.A.‡	40,486	732,309
BNP Paribas S.A.	67,389	3,798,524
Bouygues S.A.	4,333	127,765
Bureau Veritas S.A.	1,254	139,423
Cap Gemini S.A.	3,394	147,910
Carrefour S.A.	13,642	353,266
Casino Guichard Perrachon S.A.	1,269	122,070
Christian Dior S.A.	1,250	216,107
Cie de Saint-Gobain S.A.	8,905	381,032
Cie Generale de Geophysique-Veritas*	3,638	109,644
Cie Generale des Etablissements Michelin	4,124	390,967
Cie Generale d’Optique Essilor International S.A.	4,541	460,414
CNP Assurances S.A.	3,421	52,110
Credit Agricole S.A.*	22,936	186,219
Danone S.A.	13,234	874,365
Dassault Systemes S.A.	1,400	156,723
Edenred	3,887	120,874
EDF S.A.	5,514	103,345
Eurazeo S.A.	689	33,425
European Aeronautic Defence and Space Co. N.V.	9,405	368,613
Eutelsat Communications S.A.	3,031	100,641
Fonciere des Regions (REIT)	570	47,771
France Telecom S.A.	42,460	475,492
GDF Suez S.A.	28,821	593,825
Gecina S.A. (REIT)	505	56,363
Groupe Eurotunnel S.A. (Registered)	12,861	99,303
ICADE (REIT)	538	48,264
Iliad S.A.	524	90,199
Imerys S.A.	9,042	586,699
J.C. Decaux S.A.	1,534	37,021
Klepierre S.A. (REIT)	2,178	87,786
Lafarge S.A.	20,861	1,336,733
Lagardere S.C.A.	2,711	92,051
Legrand S.A.	5,446	229,858
L’Oreal S.A.	5,505	768,994
LVMH Moet Hennessy Louis Vuitton S.A.	12,521	2,333,252
Natixis S.A.	21,265	73,569
Pernod-Ricard S.A.	25,349	2,980,706
Peugeot S.A.*	5,302	39,304
PPR S.A.	8,163	1,521,442
Publicis Groupe S.A.	3,900	233,671
Remy Cointreau S.A.	490	53,567
Renault S.A.	4,405	243,032
Rexel S.A.	2,344	47,897
Safran S.A.	5,243	228,781
Sanofi S.A.	42,809	4,059,798
Schneider Electric S.A.	48,403	3,610,065
SCOR SE	3,746	101,009

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Societe BIC S.A.	657	$78,430
Societe Generale S.A.*	61,661	2,319,330
Sodexo S.A.	2,161	181,082
Suez Environnement Co. S.A.	6,444	77,700
Technip S.A.	10,554	1,215,073
Thales S.A.	2,092	72,219
Total S.A.	86,814	4,493,277
Unibail-Rodamco S.A. (REIT)	2,103	514,828
Vallourec S.A.	2,368	123,577
Veolia Environnement S.A.	7,751	94,484
Vinci S.A.	10,383	494,152
Vivendi S.A.	29,515	664,668
Wendel S.A.	756	78,267
Zodiac Aerospace	760	84,879

		42,186,771

Germany (5.2%)
Adidas AG	26,921	2,399,150
Allianz SE (Registered)	20,015	2,772,810
Axel Springer AG	912	38,922
BASF SE	20,898	1,964,229
Bayer AG (Registered)	34,023	3,230,908
Bayerische Motoren Werke (BMW) AG	40,475	3,903,488
Bayerische Motoren Werke (BMW) AG (Preference)	1,199	77,482
Beiersdorf AG	2,311	188,831
Brenntag AG	1,148	150,822
Celesio AG	1,963	33,806
Commerzbank AG*	83,369	158,656
Continental AG	2,477	286,601
Daimler AG (Registered)	20,542	1,122,512
Deutsche Bank AG (Registered)	21,054	917,270
Deutsche Boerse AG	4,468	272,709
Deutsche Lufthansa AG (Registered)	5,263	98,926
Deutsche Post AG (Registered)	20,500	449,510
Deutsche Telekom AG (Registered)	64,316	730,709
E.ON SE	41,234	767,883
Fraport AG	845	49,207
Fresenius Medical Care AG & Co. KGaA	15,595	1,077,492
Fresenius SE & Co. KGaA	2,841	326,979
GEA Group AG	4,006	129,389
Hannover Rueckversicherung AG (Registered)	1,384	107,723
HeidelbergCement AG	3,224	195,319
Henkel AG & Co. KGaA	2,978	203,966
Henkel AG & Co. KGaA (Preference)	15,942	1,309,207
Hochtief AG*	710	41,255
Hugo Boss AG	551	58,425
Infineon Technologies AG	24,904	202,090
K+S AG (Registered)	3,949	182,575
Kabel Deutschland Holding AG	36,637	2,739,652
Lanxess AG	1,908	166,867
Linde AG	9,694	1,690,530
MAN SE	970	103,721
Merck KGaA	1,482	195,532
Metro AG	2,976	82,499

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,107	$737,385
Porsche Automobil Holding SE (Preference)	3,509	285,936
ProSiebenSat.1 Media AG (Preference)	1,907	53,661
RWE AG	11,208	462,696
RWE AG (Preference)	900	33,945
Salzgitter AG	899	46,847
SAP AG	43,805	3,509,065
Siemens AG (Registered)	31,960	3,473,718
Suedzucker AG	1,789	73,203
Symrise AG	9,642	345,209
ThyssenKrupp AG	8,845	207,824
United Internet AG (Registered)	2,093	45,177
Volkswagen AG	677	145,442
Volkswagen AG (Preference)	9,904	2,253,216

		40,100,976

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	4,629	109,511
OPAP S.A.	5,158	36,948

		146,459

Hong Kong (2.7%)
AIA Group Ltd.	1,071,127	4,268,912
ASM Pacific Technology Ltd.	4,600	56,466
Bank of East Asia Ltd.	31,047	120,178
Belle International Holdings Ltd.	261,000	576,396
BOC Hong Kong Holdings Ltd.	85,000	266,669
Cathay Pacific Airways Ltd.	27,000	50,126
Cheung Kong Holdings Ltd.	99,000	1,532,408
Cheung Kong Infrastructure Holdings Ltd.	11,000	67,573
China Unicom Hong Kong Ltd.	1,034,000	1,676,645
CLP Holdings Ltd.	41,500	348,487
First Pacific Co., Ltd.	48,000	52,995
Galaxy Entertainment Group Ltd.*	47,000	187,476
Hang Lung Properties Ltd.	827,000	3,315,861
Hang Seng Bank Ltd.	17,500	270,346
Henderson Land Development Co., Ltd.	22,000	156,716
HKT Trust/HKT Ltd.	49,000	48,082
Hong Kong & China Gas Co., Ltd.	119,922	330,460
Hong Kong Exchanges and Clearing Ltd.	23,500	404,845
Hopewell Holdings Ltd.	13,000	56,211
Hutchison Whampoa Ltd.	49,000	519,807
Hysan Development Co., Ltd.	14,448	69,872
Kerry Properties Ltd.	16,500	86,181
Li & Fung Ltd.	130,000	233,545
Link REIT (REIT)	51,813	259,139
MGM China Holdings Ltd.	20,800	38,227
MTR Corp., Ltd.	33,089	130,982
New World Development Co., Ltd.	84,212	132,162
Noble Group Ltd.	88,454	85,296
NWS Holdings Ltd.	31,653	54,026

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Orient Overseas International Ltd.	521,700	$3,435,063
PCCW Ltd.	85,974	37,868
Power Assets Holdings Ltd.	32,000	274,243
Shangri-La Asia Ltd.	35,166	70,860
Sino Land Co., Ltd.	67,910	122,990
SJM Holdings Ltd.	43,000	101,190
Sun Hung Kai Properties Ltd.	36,000	543,354
Swire Pacific Ltd., Class A	15,500	192,617
Swire Properties Ltd.	25,800	86,763
Wharf Holdings Ltd.	35,000	276,932
Wheelock & Co., Ltd.	21,000	106,868
Wing Hang Bank Ltd.	4,000	42,116
Yue Yuen Industrial Holdings Ltd.	17,000	57,390

		20,744,343

India (0.7%)
ICICI Bank Ltd. (ADR)	46,500	2,027,865
Yes Bank Ltd.	373,374	3,174,925

		5,202,790

Indonesia (0.1%)
PT Astra International Tbk	695,500	550,269

Ireland (2.3%)
Accenture plc, Class A	18,252	1,213,758
CRH plc	16,406	342,945
Elan Corp. plc*	21,675	223,847
Experian plc	23,020	371,940
ICON plc (ADR)*	112,900	3,134,104
James Hardie Industries plc (CDI)	10,005	96,791
Kerry Group plc, Class A	3,431	180,947
Prothena Corp. plc*	529	3,875
Seagate Technology plc	95,853	2,921,599
Shire plc	236,335	7,258,555
WPP plc	113,650	1,652,161

		17,400,522

Israel (0.8%)
Bank Hapoalim B.M.*	24,326	104,652
Bank Leumi Le-Israel B.M.*	28,761	98,347
Bezeq Israeli Telecommunication Corp., Ltd.	41,764	48,230
Ceragon Networks Ltd.*	109,900	484,659
Check Point Software Technologies Ltd.*	66,044	3,146,336
Delek Group Ltd.	117	27,563
Israel Chemicals Ltd.	10,216	123,159
Israel Corp., Ltd.	49	32,178
Mellanox Technologies Ltd.*	816	49,119
Mizrahi Tefahot Bank Ltd.*	2,711	28,008
NICE Systems Ltd.*	1,330	44,559
Teva Pharmaceutical Industries Ltd.	21,573	807,446
Teva Pharmaceutical Industries Ltd. (ADR)	21,955	819,800

		5,814,056

Italy (0.7%)
Assicurazioni Generali S.p.A.	26,749	$487,921
Atlantia S.p.A.	7,593	137,714
Banca Monte dei Paschi di Siena S.p.A.*	155,412	47,994
Banco Popolare S.c.a.r.l.*	40,580	67,925
Enel Green Power S.p.A.	40,220	75,221
Enel S.p.A.	150,744	627,152
Eni S.p.A.	57,684	1,423,037
Exor S.p.A.	1,372	34,569
Fiat Industrial S.p.A.	19,612	215,035
Fiat S.p.A.*	20,080	101,427
Finmeccanica S.p.A.*	9,332	54,083
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	21,562	30,587
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	230,814	399,309
Luxottica Group S.p.A.	3,677	152,783
Mediobanca S.p.A.	11,892	73,663
Pirelli & C. S.p.A.	5,244	60,164
Prysmian S.p.A.	4,678	94,646
Saipem S.p.A.	6,066	235,345
Snam S.p.A.	36,843	171,322
Telecom Italia S.p.A.	215,255	194,573
Telecom Italia S.p.A. (RNC)	138,282	109,423
Terna Rete Elettrica Nazionale S.p.A.	29,974	120,040
UniCredit S.p.A.*	92,799	458,250
Unione di Banche Italiane S.c.p.A.	19,693	91,855

		5,464,038

Japan (12.4%)
ABC-Mart, Inc.	600	26,084
Acom Co., Ltd.*	810	23,298
Advantest Corp.	3,400	53,659
Aeon Co., Ltd.	13,800	157,742
Aeon Credit Service Co., Ltd.	1,200	24,228
Aeon Mall Co., Ltd.	1,700	41,553
Air Water, Inc.	3,000	38,185
Aisin Seiki Co., Ltd.	4,400	137,224
Ajinomoto Co., Inc.	15,000	198,467
Alfresa Holdings Corp.	1,000	39,079
All Nippon Airways Co., Ltd.	24,000	50,317
Amada Co., Ltd.	8,000	52,055
Aozora Bank Ltd.	13,000	39,944
Asahi Glass Co., Ltd.	23,000	167,103
Asahi Group Holdings Ltd.	8,900	188,655
Asahi Kasei Corp.	29,000	171,255
Asics Corp.	3,200	48,752
Astellas Pharma, Inc.	10,200	458,197
Bank of Kyoto Ltd.	7,000	58,895
Bank of Yokohama Ltd.	28,000	129,971
Benesse Holdings, Inc.	1,600	66,317
Bridgestone Corp.	14,900	386,224
Brother Industries Ltd.	5,400	58,262
Calbee, Inc.	300	21,117
Canon, Inc.	104,600	4,102,639
Casio Computer Co., Ltd.	5,200	45,600
Central Japan Railway Co.	3,200	259,634
Chiba Bank Ltd.	17,000	99,461

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Chiyoda Corp.	3,000	$42,957
Chubu Electric Power Co., Inc.	14,800	197,481
Chugai Pharmaceutical Co., Ltd.	5,100	97,742
Chugoku Bank Ltd.	4,000	55,838
Chugoku Electric Power Co., Inc.	6,800	106,637
Citizen Holdings Co., Ltd.	6,100	32,246
Coca-Cola West Co., Ltd.	1,500	23,095
Cosmo Oil Co., Ltd.	12,000	26,632
Credit Saison Co., Ltd.	3,500	87,523
Dai Nippon Printing Co., Ltd.	13,000	101,877
Daicel Corp.	7,000	46,317
Daido Steel Co., Ltd.	6,000	30,117
Daihatsu Motor Co., Ltd.	4,000	79,118
Dai-ichi Life Insurance Co., Ltd.	195	274,374
Daiichi Sankyo Co., Ltd.	15,400	236,228
Daikin Industries Ltd.	18,500	635,669
Dainippon Sumitomo Pharma Co., Ltd.	3,700	44,451
Daito Trust Construction Co., Ltd.	1,500	141,153
Daiwa House Industry Co., Ltd.	12,000	206,481
Daiwa Securities Group, Inc.	38,000	211,648
DeNA Co., Ltd.	52,000	1,709,805
Denki Kagaku Kogyo KK	10,000	34,226
Denso Corp.	113,100	3,935,306
Dentsu, Inc.	4,183	112,363
Don Quijote Co., Ltd.	1,200	43,961
East Japan Railway Co.	14,005	905,512
Eisai Co., Ltd.	5,800	242,175
Electric Power Development Co., Ltd.	2,700	64,005
FamilyMart Co., Ltd.	1,300	53,513
FANUC Corp.	23,800	4,425,939
Fast Retailing Co., Ltd.	1,200	304,768
Fuji Electric Co., Ltd.	13,000	32,070
Fuji Heavy Industries Ltd.	13,000	163,686
Fujifilm Holdings Corp.	10,600	213,501
Fujitsu Ltd.	43,000	180,543
Fukuoka Financial Group, Inc.	18,000	72,044
Furukawa Electric Co., Ltd.*	14,000	31,456
Gree, Inc.	2,100	32,560
GS Yuasa Corp.	8,000	32,200
Gunma Bank Ltd.	9,000	43,789
Hachijuni Bank Ltd.	10,000	50,198
Hakuhodo DY Holdings, Inc.	500	32,365
Hamamatsu Photonics KK	1,600	57,723
Hankyu Hanshin Holdings, Inc.	26,000	134,226
Hino Motors Ltd.	6,000	53,804
Hirose Electric Co., Ltd.	700	83,807
Hiroshima Bank Ltd.	11,000	46,090
Hisamitsu Pharmaceutical Co., Inc.	1,400	69,416
Hitachi Chemical Co., Ltd.	2,400	35,772
Hitachi Construction Machinery Co., Ltd.	2,400	50,381
Hitachi High-Technologies Corp.	1,400	28,964
Hitachi Ltd.	519,000	3,054,381
Hitachi Metals Ltd.	4,000	33,826
Hokkaido Electric Power Co., Inc.	4,200	51,001
Hokuriku Electric Power Co.	3,900	46,109

Honda Motor Co., Ltd.	142,100	$5,237,580
Hoya Corp.	109,200	2,150,033
Hulic Co., Ltd.	5,400	36,669
Ibiden Co., Ltd.	2,700	43,099
Idemitsu Kosan Co., Ltd.	500	43,548
IHI Corp.	30,000	77,112
INPEX Corp.	50	266,843
Isetan Mitsukoshi Holdings Ltd.	8,200	79,811
Isuzu Motors Ltd.	27,000	160,835
ITOCHU Corp.	34,500	364,178
ITOCHU Techno-Solutions Corp.	600	24,725
Iyo Bank Ltd.	6,000	47,356
J. Front Retailing Co., Ltd.	11,000	60,647
Japan Airlines Co., Ltd.*	1,364	58,382
Japan Petroleum Exploration Co.	700	24,464
Japan Prime Realty Investment Corp. (REIT)	16	46,162
Japan Real Estate Investment Corp. (REIT)	14	137,323
Japan Retail Fund Investment Corp. (REIT)	43	78,874
Japan Steel Works Ltd.	7,000	45,347
Japan Tobacco, Inc.	54,600	1,539,266
JFE Holdings, Inc.	11,300	213,036
JGC Corp.	5,000	155,761
Joyo Bank Ltd.	15,000	70,884
JSR Corp.	4,100	77,457
JTEKT Corp.	4,900	46,729
Jupiter Telecommunications Co., Ltd.	48	59,624
JX Holdings, Inc.	51,444	289,744
Kajima Corp.	19,000	62,753
Kamigumi Co., Ltd.	5,000	39,691
Kaneka Corp.	6,000	30,176
Kansai Electric Power Co., Inc.	17,200	180,716
Kansai Paint Co., Ltd.	5,000	53,852
Kao Corp.	12,100	315,258
Kawasaki Heavy Industries Ltd.	33,000	89,680
KDDI Corp.	6,000	423,810
Keikyu Corp.	11,000	97,355
Keio Corp.	13,000	96,930
Keisei Electric Railway Co., Ltd.	6,000	50,647
Keyence Corp.	1,030	284,271
Kikkoman Corp.	4,000	57,140
Kinden Corp.	3,000	19,452
Kintetsu Corp.	37,000	151,363
Kirin Holdings Co., Ltd.	20,000	235,008
Kobe Steel Ltd.	57,000	72,783
Koito Manufacturing Co., Ltd.	2,000	29,165
Komatsu Ltd.	136,600	3,495,521
Konami Corp.	2,300	51,712
Konica Minolta Holdings, Inc.	11,000	79,249
Kubota Corp.	107,000	1,228,940
Kuraray Co., Ltd.	7,900	103,431
Kurita Water Industries Ltd.	2,600	57,124
Kyocera Corp.	3,500	317,384
Kyowa Hakko Kirin Co., Ltd.	6,000	59,253
Kyushu Electric Power Co., Inc.	9,800	111,871
Lawson, Inc.	1,400	95,163
LIXIL Group Corp.	6,100	135,840

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

M3, Inc.	13	$20,665
Mabuchi Motor Co., Ltd.	500	21,317
Makita Corp.	22,800	1,060,482
Marubeni Corp.	262,000	1,877,516
Marui Group Co., Ltd.	4,900	39,208
Maruichi Steel Tube Ltd.	1,200	27,480
Mazda Motor Corp.*	60,000	122,521
McDonald’s Holdings Co. Japan Ltd.	1,500	39,567
Medipal Holdings Corp.	3,400	37,462
MEIJI Holdings Co., Ltd.	1,382	59,900
Miraca Holdings, Inc.	1,200	48,318
Mitsubishi Chemical Holdings Corp.	31,000	154,634
Mitsubishi Corp.	78,800	1,514,671
Mitsubishi Electric Corp.	44,000	374,504
Mitsubishi Estate Co., Ltd.	29,000	693,283
Mitsubishi Gas Chemical Co., Inc.	9,000	55,144
Mitsubishi Heavy Industries Ltd.	70,000	338,506
Mitsubishi Logistics Corp.	3,000	43,033
Mitsubishi Materials Corp.	26,000	88,622
Mitsubishi Motors Corp.*	89,000	91,997
Mitsubishi Tanabe Pharma Corp.	5,200	67,800
Mitsubishi UFJ Financial Group, Inc.	289,400	1,557,302
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,340	57,632
Mitsui & Co., Ltd.	39,800	595,419
Mitsui Chemicals, Inc.	19,000	49,628
Mitsui Fudosan Co., Ltd.	19,000	464,191
Mitsui O.S.K. Lines Ltd.	25,000	74,500
Mizuho Financial Group, Inc.	1,582,850	2,896,050
MS&AD Insurance Group Holdings, Inc.	11,638	232,510
Murata Manufacturing Co., Ltd.	16,200	955,456
Nabtesco Corp.	2,200	48,685
Namco Bandai Holdings, Inc.	4,100	53,173
NEC Corp.*	60,000	126,340
Nexon Co., Ltd.*	2,400	24,224
NGK Insulators Ltd.	6,000	70,562
NGK Spark Plug Co., Ltd.	4,000	53,157
NHK Spring Co., Ltd.	3,700	30,490
Nidec Corp.	12,100	707,546
Nikon Corp.	7,800	230,284
Nintendo Co., Ltd.	2,400	256,081
Nippon Building Fund, Inc. (REIT)	14	144,345
Nippon Electric Glass Co., Ltd.	9,000	51,137
Nippon Express Co., Ltd.	20,000	82,608
Nippon Meat Packers, Inc.	4,000	55,069
Nippon Paper Group, Inc.	2,368	32,918
Nippon Steel & Sumitomo Metal Corp.	909,595	2,237,409
Nippon Telegraph & Telephone Corp.	9,992	419,726
Nippon Yusen KK	37,000	87,079
Nishi-Nippon City Bank Ltd.	16,000	39,416
Nissan Motor Co., Ltd.	56,900	540,063
Nisshin Seifun Group, Inc.	4,500	56,309
Nissin Foods Holdings Co., Ltd.	1,300	49,293

Nitori Holdings Co., Ltd.	800	$58,566
Nitto Denko Corp.	3,800	186,962
NKSJ Holdings, Inc.	8,523	181,513
NOK Corp.	2,300	35,632
Nomura Holdings, Inc.	83,200	491,236
Nomura Real Estate Holdings, Inc.	2,100	40,062
Nomura Real Estate Office Fund, Inc. (REIT)	6	34,427
Nomura Research Institute Ltd.	2,300	47,610
NSK Ltd.	10,000	71,263
NTT Data Corp.	29	90,671
NTT DOCOMO, Inc.	350	502,652
NTT Urban Development Corp.	29	28,009
Obayashi Corp.	15,000	84,433
Odakyu Electric Railway Co., Ltd.	14,000	145,644
Oji Holdings Corp.	18,000	62,160
Olympus Corp.*	5,000	97,046
Omron Corp.	29,400	704,954
Ono Pharmaceutical Co., Ltd.	1,900	96,958
Oracle Corp. Japan	900	37,510
Oriental Land Co., Ltd.	1,100	132,923
ORIX Corp.	2,400	270,813
Osaka Gas Co., Ltd.	43,000	156,186
Otsuka Corp.	300	22,698
Otsuka Holdings Co., Ltd.	8,300	233,021
Panasonic Corp.	50,600	307,446
Park24 Co., Ltd.	2,100	33,118
Rakuten, Inc.	342,700	2,672,615
Resona Holdings, Inc.	43,257	196,119
Ricoh Co., Ltd.	15,000	159,359
Rinnai Corp.	700	47,558
Rohm Co., Ltd.	2,200	71,470
Sankyo Co., Ltd.	1,100	43,527
Sanrio Co., Ltd.	1,000	31,823
Santen Pharmaceutical Co., Ltd.	1,700	65,087
SBI Holdings, Inc.	5,330	47,575
Secom Co., Ltd.	65,300	3,291,080
Sega Sammy Holdings, Inc.	4,600	77,693
Sekisui Chemical Co., Ltd.	10,000	86,601
Sekisui House Ltd.	12,000	131,353
Seven & I Holdings Co., Ltd.	17,300	486,908
Seven Bank Ltd.	11,300	29,765
Sharp Corp.	23,000	80,658
Shikoku Electric Power Co., Inc.	3,900	62,198
Shimadzu Corp.	5,000	33,730
Shimamura Co., Ltd.	500	48,421
Shimano, Inc.	1,700	108,396
Shimizu Corp.	13,000	48,891
Shin-Etsu Chemical Co., Ltd.	26,600	1,624,714
Shinsei Bank Ltd.	35,000	70,081
Shionogi & Co., Ltd.	6,900	114,938
Shiseido Co., Ltd.	8,300	116,719
Shizuoka Bank Ltd.	12,000	117,198
Showa Denko KK	33,000	50,459
Showa Shell Sekiyu KK	4,400	24,983
SMC Corp.	5,900	1,070,339
Softbank Corp.	20,000	731,835
Sojitz Corp.	28,800	42,605
Sony Corp.	23,000	257,358

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Sony Financial Holdings, Inc.	4,000	$71,952
Square Enix Holdings Co., Ltd.	1,400	17,691
Stanley Electric Co., Ltd.	3,100	44,128
Sumco Corp.*	2,700	26,268
Sumitomo Chemical Co., Ltd.	34,000	107,271
Sumitomo Corp.	86,400	1,107,457
Sumitomo Electric Industries Ltd.	17,300	200,199
Sumitomo Heavy Industries Ltd.	13,000	62,090
Sumitomo Metal Mining Co., Ltd.	12,000	169,337
Sumitomo Mitsui Financial Group, Inc.	30,384	1,103,821
Sumitomo Mitsui Trust Holdings, Inc.	71,070	249,701
Sumitomo Realty & Development Co., Ltd.	8,000	265,818
Sumitomo Rubber Industries Ltd.	3,700	44,704
Suruga Bank Ltd.	4,000	49,134
Suzuken Co., Ltd.	1,600	45,089
Suzuki Motor Corp.	8,400	219,591
Sysmex Corp.	1,700	77,888
T&D Holdings, Inc.	13,300	162,101
Taiheiyo Cement Corp.	25,000	68,794
Taisei Corp.	23,000	76,035
Taisho Pharmaceutical Holdings Co., Ltd.	800	54,639
Taiyo Nippon Sanso Corp.	6,000	34,275
Takashimaya Co., Ltd.	6,000	42,764
Takeda Pharmaceutical Co., Ltd.	17,800	795,475
TDK Corp.	2,800	101,819
Teijin Ltd.	21,000	51,794
Terumo Corp.	3,500	139,066
THK Co., Ltd.	2,700	48,518
Tobu Railway Co., Ltd.	23,000	121,715
Toho Co., Ltd.	2,700	47,552
Toho Gas Co., Ltd.	9,000	48,312
Tohoku Electric Power Co., Inc.*	10,400	96,783
Tokio Marine Holdings, Inc.	15,800	440,536
Tokyo Electric Power Co., Inc.*	33,200	79,574
Tokyo Electron Ltd.	3,900	179,451
Tokyo Gas Co., Ltd.	56,000	256,030
Tokyu Corp.	26,000	146,011
Tokyu Land Corp.	9,000	65,792
TonenGeneral Sekiyu KK	6,000	51,702
Toppan Printing Co., Ltd.	13,000	80,096
Toray Industries, Inc.	34,000	207,324
Toshiba Corp.	92,000	363,787
TOTO Ltd.	6,000	45,070
Toyo Seikan Kaisha Ltd.	3,500	47,149
Toyo Suisan Kaisha Ltd.	2,000	53,301
Toyoda Gosei Co., Ltd.	1,400	28,482
Toyota Boshoku Corp.	1,400	16,240
Toyota Industries Corp.	3,700	118,106
Toyota Motor Corp.	94,800	4,424,939
Toyota Tsusho Corp.	4,900	120,981
Trend Micro, Inc.	2,400	72,429
Tsumura & Co.	1,300	39,179
Ube Industries Ltd.	23,000	55,312
Unicharm Corp.	2,600	135,347
Ushio, Inc.	2,200	24,028
USS Co., Ltd.	500	51,827
West Japan Railway Co.	3,900	153,591

Yahoo! Japan Corp.	1,516	$490,682
Yakult Honsha Co., Ltd.	2,200	96,401
Yamada Denki Co., Ltd.	2,000	77,126
Yamaguchi Financial Group, Inc.	5,000	44,176
Yamaha Corp.	3,600	38,127
Yamaha Motor Co., Ltd.	6,400	70,941
Yamato Holdings Co., Ltd.	8,600	130,767
Yamato Kogyo Co., Ltd.	900	26,344
Yamazaki Baking Co., Ltd.	2,000	22,274
Yaskawa Electric Corp.	5,000	48,223
Yokogawa Electric Corp.	4,600	50,041

		95,097,981

Luxembourg (0.4%)
ArcelorMittal S.A.	21,453	371,374
Millicom International Cellular S.A. (SDR)	24,999	2,172,819
SES S.A. (FDR)	6,854	198,278
Tenaris S.A.	10,822	225,595

		2,968,066

Macau (0.1%)
Sands China Ltd.	199,733	894,676
Wynn Macau Ltd.*	35,600	98,111

		992,787

Mexico (0.2%)
America Movil S.A.B. de C.V. (ADR)	18,078	418,325
Fresnillo plc	4,115	127,684
Grupo Financiero Santander Mexico S.A.B. de C.V. (ADR), Class B*	82,845	1,340,432

		1,886,441

Netherlands (3.8%)
Aegon N.V.	39,394	251,050
Akzo Nobel N.V.	18,197	1,200,765
ASML Holding N.V.	7,167	463,989
Core Laboratories N.V.	42,700	4,667,537
Corio N.V. (REIT)	1,484	67,512
D.E Master Blenders 1753 N.V.*	13,679	159,115
Delta Lloyd N.V.	2,898	48,230
Fugro N.V. (CVA)	1,588	93,026
Gemalto N.V.	1,780	161,154
Heineken Holding N.V.	2,313	126,698
Heineken N.V.	5,278	352,058
ING Groep N.V. (CVA)*	207,796	1,987,088
Koninklijke (Royal) KPN N.V.	126,845	627,274
Koninklijke Ahold N.V.	22,939	304,692
Koninklijke Boskalis Westminster N.V.	1,550	70,664
Koninklijke DSM N.V.	3,534	212,868
Koninklijke Philips Electronics N.V.	23,587	632,799
Koninklijke Vopak N.V.	1,613	113,732
LyondellBasell Industries N.V., Class A	66,267	3,783,183
QIAGEN N.V.*	5,375	97,484
Randstad Holding N.V.	2,747	101,403
Reed Elsevier N.V.	15,767	233,604

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Royal Dutch Shell plc (BATS Europe Exchange), Class A	137,427	$4,725,031
Royal Dutch Shell plc (Euro Comp Exchange), Class A	84,481	2,985,096
Royal Dutch Shell plc, Class B	59,869	2,118,904
TNT Express N.V.	7,481	84,625
Unilever N.V. (CVA)	37,007	1,396,413
Wolters Kluwer N.V.	6,920	143,091
Ziggo N.V.	62,613	2,023,585

		29,232,670

New Zealand (0.0%)
Auckland International Airport Ltd.	20,107	44,464
Contact Energy Ltd.	7,698	33,226
Fletcher Building Ltd.	15,631	109,377
SKYCITY Entertainment Group Ltd.	13,294	41,742
Telecom Corp. of New Zealand Ltd.	44,192	83,573

		312,382

Norway (1.6%)
Aker Solutions ASA	3,613	74,349
DNB ASA	295,594	3,767,915
Gjensidige Forsikring ASA	4,387	63,135
Norsk Hydro ASA	416,265	2,120,599
Orkla ASA	17,698	154,942
Seadrill Ltd.	50,027	1,843,704
Statoil ASA	25,555	641,279
Statoil ASA (ADR)	113,200	2,834,528
Telenor ASA	15,976	324,580
Yara International ASA	4,286	212,741

		12,037,772

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	49,610	59,888
EDP - Energias de Portugal S.A.	43,798	131,652
Galp Energia SGPS S.A., Class B	5,987	93,008
Jeronimo Martins SGPS S.A.	40,542	782,324
Portugal Telecom SGPS S.A. (Registered)	14,424	72,153

		1,139,025

Russian Federation (0.3%)
Yandex N.V., Class A*	115,829	2,498,432

Singapore (0.6%)
Ascendas Real Estate Investment Trust (REIT)	42,000	82,282
CapitaCommercial Trust (REIT)	44,000	60,823
CapitaLand Ltd.	59,000	181,000
CapitaMall Trust (REIT)	54,000	94,620
CapitaMalls Asia Ltd.	31,032	49,915
City Developments Ltd.	11,000	117,331
ComfortDelGro Corp., Ltd.	43,000	63,022
DBS Group Holdings Ltd.	41,000	501,894
Fraser and Neave Ltd.	21,000	167,144
Genting Singapore plc	139,677	159,823
Global Logistic Properties Ltd.	46,000	105,771
Golden Agri-Resources Ltd.	153,576	82,676

Hutchison Port Holdings Trust, Class U	120,000	$95,537
Jardine Cycle & Carriage Ltd.	2,000	79,573
Keppel Corp., Ltd.	32,800	298,037
Keppel Land Ltd.	16,000	53,481
Olam International Ltd.	36,962	47,405
Oversea - Chinese Banking Corp., Ltd.	59,525	478,917
SembCorp Industries Ltd.	23,000	100,216
SembCorp Marine Ltd.	19,000	72,334
Singapore Airlines Ltd.	12,000	106,127
Singapore Exchange Ltd.	20,000	115,948
Singapore Press Holdings Ltd.	37,000	122,415
Singapore Technologies Engineering Ltd.	35,000	110,480
Singapore Telecommunications Ltd.	183,000	497,679
StarHub Ltd.	14,000	43,716
United Overseas Bank Ltd.	29,000	474,974
UOL Group Ltd.	53,800	265,569
Wilmar International Ltd.	44,000	121,608

		4,750,317

South Korea (1.7%)
Hanjin Shipping Co., Ltd.*	55,600	628,014
Hyundai Mobis*	12,168	3,300,286
POSCO	5,900	1,929,118
Samsung Electronics Co., Ltd.	5,009	7,169,007

		13,026,425

Spain (1.4%)
Abertis Infraestructuras S.A.	8,410	140,158
Acciona S.A.	513	38,902
ACS Actividades de Construccion y Servicios S.A.	3,255	83,302
Amadeus IT Holding S.A., Class A	100,184	2,514,043
Banco Bilbao Vizcaya Argentaria S.A.	200,311	1,838,923
Banco de Sabadell S.A.*	61,282	162,382
Banco Popular Espanol S.A.	116,348	89,661
Banco Santander S.A.	234,515	1,890,913
Bankia S.A.*	18,011	9,206
CaixaBank	17,669	61,770
Distribuidora Internacional de Alimentacion S.A.	14,047	90,261
Enagas S.A.	4,113	88,014
Ferrovial S.A.	9,258	136,501
Gas Natural SDG S.A.	7,965	145,647
Grifols S.A.*	3,424	120,468
Iberdrola S.A.	90,882	506,793
Inditex S.A.	4,996	699,929
Mapfre S.A.	17,733	54,732
Red Electrica Corporacion S.A.	2,483	122,679
Repsol S.A.	18,651	383,029
Telefonica S.A.	93,001	1,262,835
Zardoya Otis S.A.	3,549	51,153

		10,491,301

Sweden (2.0%)
Alfa Laval AB	7,694	161,272
Assa Abloy AB, Class B	7,599	286,144

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Atlas Copco AB, Class A	55,081	$1,524,813
Atlas Copco AB, Class B	8,944	219,432
Boliden AB	6,278	119,327
Electrolux AB	5,518	144,923
Elekta AB, Class B	93,761	1,478,584
Getinge AB, Class B	144,890	4,908,309
Hennes & Mauritz AB, Class B	21,740	755,450
Hexagon AB, Class B	5,433	136,572
Husqvarna AB, Class B	9,265	56,162
Industrivarden AB, Class C	2,528	42,042
Investment AB Kinnevik, Class B	4,721	98,646
Investor AB, Class B	10,439	273,797
Lundin Petroleum AB*	5,106	117,816
Nordea Bank AB	60,246	576,988
Ratos AB, Class B	4,410	42,479
Sandvik AB	22,987	369,459
Scania AB, Class B	7,339	152,637
Securitas AB, Class B	7,198	63,229
Skandinaviska Enskilda Banken AB, Class A	32,327	275,671
Skanska AB, Class B	8,714	143,370
SKF AB, Class B	8,983	227,311
Svenska Cellulosa AB, Class B	13,260	290,270
Svenska Handelsbanken AB, Class A	11,226	402,227
Swedbank AB, Class A	18,234	358,816
Swedish Match AB	4,636	156,144
Tele2 AB, Class B	7,290	132,214
Telefonaktiebolaget LM Ericsson, Class B	68,959	693,608
TeliaSonera AB	49,595	337,817
Volvo AB, Class B	31,875	439,546

		14,985,075

Switzerland (7.5%)
ABB Ltd. (Registered)*	91,678	1,903,593
Actelion Ltd. (Registered)*	2,335	112,159
Adecco S.A. (Registered)*	3,038	161,031
Aryzta AG*	2,001	102,668
Baloise Holding AG (Registered)	1,091	95,210
Banque Cantonale Vaudoise (Registered)	65	34,506
Barry Callebaut AG (Registered)*	42	40,556
Cie Financiere Richemont S.A., Class A	23,686	1,894,015
Credit Suisse Group AG (Registered)*	60,684	1,522,643
Credit Suisse Group AG (ADR)	68,600	1,684,816
EMS-Chemie Holding AG (Registered)	175	41,275
Geberit AG (Registered)*	819	181,309
Givaudan S.A. (Registered)*	190	201,434
Glencore International plc	85,573	498,694
Holcim Ltd. (Registered)*	15,561	1,146,114
Julius Baer Group Ltd.*	4,928	177,303
Kuehne + Nagel International AG (Registered)	1,238	150,666
Lindt & Spruengli AG*	21	68,491
Lindt & Spruengli AG (Registered)*	2	75,476
Lonza Group AG (Registered)	1,153	62,363
Nestle S.A. (Registered)	158,911	10,356,883

Novartis AG (Registered)	84,349	$5,340,263
Novartis AG (ADR)	42,991	2,721,330
Pargesa Holding S.A.	623	43,112
Partners Group Holding AG	382	88,231
Roche Holding AG	55,125	11,230,335
Schindler Holding AG	1,115	161,052
Schindler Holding AG (Registered)	495	70,157
SGS S.A. (Registered)	454	1,008,536
Sika AG	49	113,563
Sonova Holding AG (Registered)*	1,127	124,857
STMicroelectronics N.V.	14,635	106,704
Sulzer AG (Registered)	551	87,321
Swatch Group AG	3,639	1,872,755
Swatch Group AG (Registered)	997	87,073
Swiss Life Holding AG (Registered)*	700	93,425
Swiss Prime Site AG (Registered)*	1,203	100,658
Swiss Reinsurance AG*	8,065	588,618
Swisscom AG (Registered)	534	230,310
Syngenta AG (Registered)	2,119	854,769
Transocean Ltd. (BATS Europe Exchange)	8,026	358,614
Transocean Ltd. (New York Exchange)	59,000	2,634,350
UBS AG (Registered)*	202,474	3,184,142
Wolseley plc	6,247	296,927
Xstrata plc	184,780	3,286,510
Zurich Insurance Group AG*	8,648	2,312,403

		57,507,220

Taiwan (0.7%)
Advanced Semiconductor Engineering, Inc. (ADR)	749,592	3,208,254
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	139,902	2,400,718

		5,608,972

United Kingdom (14.9%)
3i Group plc	22,313	78,001
Aberdeen Asset Management plc	19,084	113,166
Admiral Group plc	4,662	89,272
Aggreko plc	6,121	175,541
AMEC plc	6,993	114,412
Anglo American plc	31,448	1,003,868
Antofagasta plc	9,040	200,876
ARM Holdings plc	184,283	2,356,412
ARM Holdings plc (ADR)	176,771	6,687,247
Associated British Foods plc	8,167	207,882
AstraZeneca plc	28,379	1,341,628
Aviva plc	207,670	1,253,662
Babcock International Group plc	8,238	127,843
BAE Systems plc	74,149	407,373
Balfour Beatty plc	15,787	70,550
Barclays plc	892,404	3,853,743
BG Group plc	191,886	3,217,596
BHP Billiton plc	48,020	1,687,399
BP plc	432,998	3,000,141
British American Tobacco plc	71,698	3,632,940
British Land Co. plc (REIT)	19,605	182,263

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

British Sky Broadcasting Group plc	277,445	$3,465,816
BT Group plc	178,184	671,664
Bunzl plc	7,585	123,846
Burberry Group plc	58,583	1,199,461
Capita plc	14,989	185,603
Capital Shopping Centres Group plc (REIT)	12,847	72,283
Carnival plc	4,153	160,541
Centrica plc	296,082	1,608,434
Cobham plc	24,755	90,028
Compass Group plc	42,480	502,401
Croda International plc	3,035	117,583
Diageo plc	296,169	8,622,227
Eurasian Natural Resources Corp.	5,928	28,520
Evraz plc	7,225	31,890
G4S plc	32,343	135,053
GKN plc	35,631	132,948
GlaxoSmithKline plc	156,806	3,404,507
Hammerson plc (REIT)	16,319	131,484
Hargreaves Lansdown plc	5,168	57,428
HSBC Holdings plc (Hong Kong Exchange)	229,033	2,431,351
HSBC Holdings plc (London Exchange)	606,545	6,415,324
ICAP plc	80,045	409,511
IMI plc	7,198	128,022
Imperial Tobacco Group plc	50,525	1,951,015
Inmarsat plc	10,297	99,398
InterContinental Hotels Group plc	99,471	2,797,291
International Consolidated Airlines Group S.A.*	21,340	63,068
Intertek Group plc	3,672	185,311
Invensys plc	18,668	101,424
Investec plc	12,370	84,252
ITV plc	84,758	145,405
J Sainsbury plc	27,990	157,484
Johnson Matthey plc	4,697	180,390
Kazakhmys plc	4,869	64,026
Kingfisher plc	54,281	250,718
Land Securities Group plc (REIT)	17,857	241,423
Legal & General Group plc	134,554	324,842
Lloyds Banking Group plc*	959,919	769,163
London Stock Exchange Group plc	4,049	70,725
Marks & Spencer Group plc	154,247	961,684
Meggitt plc	124,884	778,504
Melrose Industries plc	27,519	102,522
National Grid plc	82,547	945,529
Next plc	26,527	1,637,266
Old Mutual plc	111,505	331,203
Pearson plc	18,690	365,377
Petrofac Ltd.	5,946	161,094
Prudential plc	214,856	2,997,946
Randgold Resources Ltd.	1,997	196,816
Reckitt Benckiser Group plc	14,834	929,257
Reed Elsevier plc	27,893	292,874
Resolution Ltd.	31,575	126,044
Rexam plc	20,112	141,330
Rio Tinto plc	49,907	2,908,204
Rio Tinto plc (ADR)	57,632	3,347,843
Rolls-Royce Holdings plc*	223,647	3,222,364

	Number of Shares	Value (Note 1)

Rolls-Royce Holdings plc (Preference), Class C*†(b)	14,443,420	$23,463
Royal Bank of Scotland Group plc*	47,563	256,168
RSA Insurance Group plc	80,980	163,443
SABMiller plc	21,867	1,029,238
Sage Group plc	27,811	133,232
Schroders plc	2,599	73,018
Segro plc (REIT)	17,045	69,891
Serco Group plc	11,426	98,368
Severn Trent plc	5,448	139,579
Smith & Nephew plc	20,531	227,209
Smiths Group plc	9,001	177,168
SSE plc	21,491	496,680
Standard Chartered plc	287,897	7,297,806
Standard Life plc	53,949	288,159
Subsea 7 S.A.	6,453	154,337
Tate & Lyle plc	10,703	132,721
Telecity Group plc	109,443	1,434,730
Tesco plc	363,695	1,997,893
TUI Travel plc	10,326	48,054
Tullow Oil plc	160,991	3,278,478
Unilever plc	71,423	2,711,062
United Utilities Group plc	15,629	171,501
Vedanta Resources plc	2,449	47,865
Vodafone Group plc	1,843,640	4,636,509
Weir Group plc	4,847	150,448
Whitbread plc	36,248	1,445,085
WM Morrison Supermarkets plc	52,274	223,584

		113,765,221

United States (1.0%)
Carnival Corp.	70,386	2,588,093
Perrigo Co.	24,453	2,543,846
Sims Metal Management Ltd.	3,578	34,884
Wynn Resorts Ltd.	21,898	2,463,306

		7,630,129

Total Common Stocks (79.1%) (Cost $496,214,546)		605,055,208

	Number of Rights	Value (Note 1)
RIGHTS:
Singapore (0.0%)
Olam International Ltd., expiring 1/21/13*†	11,569	—

Spain (0.0%)
Repsol S.A., expiring 1/10/13*	18,651	11,374

Total Rights (0.0%) (Cost $—)		11,374

Total Investments (79.1%) (Cost $496,214,546)		605,066,582
Other Assets Less Liabilities (20.9%)		160,043,021

Net Assets (100%)		$765,109,603

*	Non-income producing.
†	Securities (totaling $23,463 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Glossary:

ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$723,088	$—	$300,232	$732,309	$42,697	$(130,242)

At December 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2012	Unrealized Appreciation/ (Depreciation)
DJ Euro STOXX 50 Index	1,686	March-13	$58,272,173	$58,195,144	$(77,029)
FTSE 100 Index	381	March-13	36,269,469	36,194,175	(75,294)
SPI 200 Index	121	March-13	14,288,197	14,500,293	212,096
TOPIX Index	372	March-13	33,932,937	36,991,747	3,058,810

					$3,118,583

At December 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 3/15/13	HSBC Bank plc	9,000	$11,887,047	$11,747,115	$139,932
Japanese Yen vs. U.S. Dollar, expiring 1/8/13	State Street Bank & Trust	18,299	211,218	212,691	(1,473)

					$138,459

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 1/8/13	State Street Bank & Trust	2,663	$30,951	$30,737	$214
Japanese Yen vs. U.S. Dollar, expiring 1/8/13	State Street Bank & Trust	3,162	36,751	36,496	255
Japanese Yen vs. U.S. Dollar, expiring 1/8/13	State Street Bank & Trust	5,032	58,486	58,081	405

					$874

					$139,333

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,164,653	$70,316,925	$—	$76,481,578
Consumer Staples	—	56,297,459	—	56,297,459
Energy	10,136,415	42,598,247	—	52,734,662
Financials	12,380,373	119,187,592	—	131,567,965
Health Care	11,868,385	53,798,710	—	65,667,095
Industrials	1,883,270	67,902,125	23,463	69,808,858
Information Technology	27,556,456	36,393,197	—	63,949,653
Materials	10,263,214	45,007,465	—	55,270,679
Telecommunication Services	2,484,933	20,176,536	—	22,661,469
Utilities	—	10,615,790	—	10,615,790
Forward Currency Contracts	—	140,806	—	140,806
Futures	3,270,906	—	—	3,270,906
Rights
Consumer Staples	—	—	—	—
Energy	—	11,374	—	11,374

Total Assets	$86,008,605	$522,446,226	$23,463	$608,478,294

Liabilities:
Forward Currency Contracts	$—	$(1,473)	$—	$(1,473)
Futures	(152,323)	—	—	(152,323)

Total Liabilities	$(152,323)	$(1,473)	$—	$(153,796)

Total	$85,856,282	$522,444,753	$23,463	$608,324,498

(a)	A security with a market value of $1,290,355 transferred from Level 1 to Level 2 since the beginning of the period because it is valued using fair value factors based on third party vendor modeling tools.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Financials†	Investments in Common Stocks- Industrials	Investments in Rights- Consumer Staples†

Balance as of 12/31/11	$—	$35,541	$—
Total gains or losses (realized/unrealized) included in earnings	—	23,398	—
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	(35,476)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 12/31/12	$—	$23,463	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 12/31/12.	$—	$23,463	$—

†	Includes security received through corporate action with $0 cost and market value.

Fair Values of Derivative Instruments as of December 31, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	140,806
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	3,270,906	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,411,712

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(1,473)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(152,323	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(153,796)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(29,662)	—	(29,662)
Credit contracts	—	—	—	—	—
Equity contracts	—	22,265,159	—	—	22,265,159
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$22,265,159	$(29,662)	$—	$22,235,497

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	389,984	—	389,984
Credit contracts	—	—	—	—	—
Equity contracts	—	2,510,758	—	—	2,510,758
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,510,758	$389,984	$—	$2,900,742

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $32,977,000 and futures contracts with an average notional balance of approximately $104,687,000 for the year ended December 31, 2012.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$139,501,594
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$289,109,226

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,953,322
Aggregate gross unrealized depreciation	(31,475,178)

Net unrealized appreciation	$102,478,144

Federal income tax cost of investments	$502,588,438

The Portfolio has a net capital loss carryforward of $1,098,833,388 of which $127,078,780 expires in the year 2016 and $971,754,608 expires in the year 2017.

The Portfolio utilized net capital loss carryforward under the provisions of the Regulated Investment Company Modernization Act of 2010 of $10,065,148 for Short Term and $7,984,552 for Long Term during 2012.

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $768,341 for Short Term losses and $9,000,834 for Long Term losses.

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value:
Affiliated Issuers (Cost $814,656)	$732,309
Unaffiliated Issuers (Cost $495,399,890)	604,334,273
Cash	11,489,022
Foreign cash (Cost $133,088,382)	133,842,418
Cash held as collateral at broker	8,828,000
Receivable for securities sold	6,516,192
Dividends, interest and other receivables	1,174,830
Receivable from Separate Accounts for Trust shares sold	325,885
Unrealized appreciation on forward foreign currency contracts	140,806
Due from broker for futures variation margin	72,776
Other assets	65,935

Total assets	767,522,446

LIABILITIES
Payable for securities purchased	1,156,153
Investment management fees payable	526,283
Payable to Separate Accounts for Trust shares redeemed	342,789
Administrative fees payable	128,563
Distribution fees payable - Class B	95,057
Trustees’ fees payable	32,688
Distribution fees payable - Class A	2,554
Unrealized depreciation on forward foreign currency contracts	1,473
Accrued expenses	127,283

Total liabilities	2,412,843

NET ASSETS	$765,109,603

Net assets were comprised of:
Paid in capital	$1,792,797,108
Accumulated undistributed net investment income (loss)	(1,389,148)
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(1,139,151,860)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	112,853,503

Net assets	$765,109,603

Class A
Net asset value, offering and redemption price per share, $12,193,249 / 1,183,357 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.30

Class B
Net asset value, offering and redemption price per share, $453,899,028 / 44,125,121 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.29

Class K
Net asset value, offering and redemption price per share, $299,017,326 / 29,019,841 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.30

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends ($42,697 of dividend income received from affiliates) (net of $1,197,582 foreign withholding tax)	$18,799,970
Interest	122,594

Total income	18,922,564

EXPENSES
Investment management fees	6,341,618
Administrative fees	1,152,753
Distribution fees - Class B	1,102,365
Custodian fees	185,500
Printing and mailing expenses	79,208
Professional fees	71,480
Distribution fees - Class A	28,938
Trustees’ fees	15,214
Miscellaneous	53,034

Gross expenses	9,030,110
Less: Waiver from investment advisor	(33,769)
Fees paid indirectly	(9,474)

Net expenses	8,986,867

NET INVESTMENT INCOME (LOSS)	9,935,697

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($(130,242) of realized gain (loss) from affiliates)	12,014,403
Futures	22,265,159
Foreign currency transactions	(791,201)

Net realized gain (loss)	33,488,361

Change in unrealized appreciation (depreciation) on:
Securities ($309,453 of change in unrealized appreciation (depreciation) from affiliates)	75,153,508
Futures	2,510,758
Foreign currency translations	2,030,575

Net change in unrealized appreciation (depreciation)	79,694,841

NET REALIZED AND UNREALIZED GAIN (LOSS)	113,183,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$123,118,899

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,935,697	$11,844,316
Net realized gain (loss) on investments, futures and foreign currency transactions	33,488,361	(57,281,175)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	79,694,841	(117,711,470)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	123,118,899	(163,148,329)

DIVIDENDS:
Dividends from net investment income
Class A	(166,961)	(1,581,856)
Class B	(6,209,773)	(8,392,745)
Class K†	(4,833,330)	(5,247,609)

TOTAL DIVIDENDS	(11,210,064)	(15,222,210)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 72,228 and 557,214 shares, respectively ]	686,041	6,121,225
Capital shares issued in reinvestment of dividends [ 16,291 and 168,256 shares, respectively ]	166,961	1,581,856
Capital shares repurchased [ (181,957) and (37,215,881) shares, respectively ]	(1,738,020)	(363,156,211	)(z)

Total Class A transactions	(885,018)	(355,453,130)

Class B
Capital shares sold [ 3,096,586 and 3,967,717 shares, respectively ]	29,240,314	40,962,909
Capital shares issued in reinvestment of dividends [ 607,084 and 952,940 shares, respectively ]	6,209,773	8,392,745
Capital shares repurchased [ (7,815,664) and (8,908,058) shares, respectively ]	(74,451,766)	(94,024,022)

Total Class B transactions	(39,001,679)	(44,668,368)

Class K†
Capital shares sold [ 149,048 and 33,769,411 shares, respectively ]	1,467,615	324,949,494	(z)
Capital shares issued in reinvestment of dividends [ 471,082 and 607,550 shares, respectively ]	4,833,330	5,247,609
Capital shares repurchased [ (5,127,342) and (849,908) shares, respectively ]	(49,240,272)	(7,775,868)

Total Class K transactions	(42,939,327)	322,421,235

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(82,826,024)	(77,700,263)

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,082,811	(256,070,802)
NET ASSETS:
Beginning of year	736,026,792	992,097,594

End of year (a)	$765,109,603	$736,026,792

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,389,148)	$392,031

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager International Equity Portfolio exchanged approximately 33,666,696 Class A shares for approximately 33,666,696 Class K shares. This exchange amounted to approximately $323,990,549.

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012	2011	2010	2009	2008
Net asset value, beginning of year	$8.87	$11.04	$10.62	$8.29	$16.38

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.20 (e)	0.13 (e)	0.14 (e)	0.28 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.45	(2.17)	0.64	2.37	(7.90)

Total from investment operations	1.57	(1.97)	0.77	2.51	(7.62)

Less distributions:
Dividends from net investment income	(0.14)	(0.20)	(0.35)	(0.18)	(0.22)
Distributions from net realized gains	—	—	—	—	(0.25)

Total dividends and distributions	(0.14)	(0.20)	(0.35)	(0.18)	(0.47)

Net asset value, end of year	$10.30	$8.87	$11.04	$10.62	$8.29

Total return	17.73%	(17.84)%	7.32%	30.28%	(47.13)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,193	$11,328	$416,772	$592,797	$1,448,943
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.30%	1.04%	1.04%	0.97%	1.25%
After waivers, reimbursements and fees paid indirectly (f)	1.30%	1.04%	1.04%	0.97%	1.25%
Before waivers, reimbursements and fees paid indirectly (f)	1.31%	1.04%	1.04%	1.06%	1.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	1.22%	1.81%	1.29%	1.65%	2.19%
After waivers, reimbursements and fees paid indirectly (f)	1.22%	1.81%	1.29%	1.65%	2.19%
Before waivers, reimbursements and fees paid indirectly (f)	1.22%	1.81%	1.29%	1.56%	2.19%
Portfolio turnover rate	22%	55%	47%	87%	56%

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class B	2012	2011	2010	2009		2008
Net asset value, beginning of year	$8.86	$11.02	$10.61	$8.28		$16.35

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.13 (e)	0.11 (e)	0.15	(e)	0.26 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.45	(2.11)	0.62	2.33		(7.88)

Total from investment operations	1.57	(1.98)	0.73	2.48		(7.62)

Less distributions:
Dividends from net investment income	(0.14)	(0.18)	(0.32)	(0.15)		(0.20)
Distributions from net realized gains	—	—	—	—		(0.25)

Total dividends and distributions	(0.14)	(0.18)	(0.32)	(0.15)		(0.45)

Net asset value, end of year	$10.29	$8.86	$11.02	$10.61		$8.28

Total return	17.74%	(17.99)%	6.95%	29.99%		(47.23)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$453,899	$427,242	$575,326	$594,043		$467,913
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.30%	1.29%	1.29%	1.25%		1.49%
After waivers, reimbursements and fees paid indirectly (f)	1.30%	1.29%	1.29%	1.25%		1.49%
Before waivers, reimbursements and fees paid indirectly (f)	1.31%	1.29%	1.29%	1.31	%(c)	1.49%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	1.23%	1.22%	1.09%	1.66%		1.99%
After waivers, reimbursements and fees paid indirectly (f)	1.23%	1.22%	1.09%	1.66%		1.99%
Before waivers, reimbursements and fees paid indirectly (f)	1.22%	1.22%	1.09%	1.62%		1.99%
Portfolio turnover rate	22%	55%	47%	87%		56%

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.87	$9.52

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.46	(0.51)

Total from investment operations	1.60	(0.49)

Less distributions:
Dividends from net investment income	(0.17)	(0.16)

Net asset value, end of period	$10.30	$8.87

Total return (b)	18.02%	(5.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$299,017	$297,457
Ratio of expenses to average net assets:
After waivers and reimbursements (a) (f)	1.05%	1.06%
After waivers, reimbursements and fees paid indirectly (a) (f).	1.05%	1.06%
Before waivers, reimbursements and fees paid indirectly (a) (f)	1.06%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a) (f)	1.48%	0.57%
After waivers, reimbursements and fees paid indirectly (a) (f).	1.48%	0.57%
Before waivers, reimbursements and fees paid indirectly (a) (f)	1.48%	0.57%
Portfolio turnover rate	22%	55%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	AllianceBernstein L.P.

➢	Janus Capital Management LLC

➢	Thornburg Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares*	14.51%	(0.85)%	5.66%
Portfolio – Class B Shares*	14.51	(1.07)	5.42
Portfolio – Class K Shares**	14.80	N/A	13.09
S&P 500 Index	16.00	1.66	7.10
Volatility Managed Index – Large Cap Core	16.05	4.86	8.79
* Date of inception 12/31/01. ** Date of inception 8/26/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 14.51% for the year ended December 31, 2012. The Portfolio’s benchmarks, the S&P 500 Index, returned 16.00%, and the Volatility Managed Index – Large Cap Core, returned 16.05%, over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its primary benchmark.

Portfolio Highlights

What helped performance during the year:

•

Stock selection in the Health Care sector was the leading contributor to relative performance, helped by Gilead Sciences, Inc. whose share price moved higher after the company successfully advanced trials of its Hepatitis C treatment. Other Health Care holdings with key contributions to relative performance included Community Health Systems and Thermo Fisher Scientific.

•	An overweight in Consumer Discretionary holdings was positive, with retailer The Gap, Inc. a key contributor to performance. Pultegroup and CBS Corp. were other notable contributors.

•	Stock selection in the Industrials sector was positive for the year.

•

Individually, LyondellBasell Industrials contributed positively as the chemical company has benefited recently from high refining margins due to low natural gas and U.S. oil prices, as well as firm end markets for its products.

•	An underweight allocation in Consumer Staples was also favorable to relative performance.

What hurt performance during the year:

•	Underperformance was due in part to negative stock selection in the Information Technology and Energy sectors.

•	The leading individual detractor from relative performance was Inpex Corporation, an international oil and gas exploration and production company based in Japan.

•	Staples Inc. detracted due to increasing concerns about secular demand issues facing the office products industry.

•	Also detracting from performance was MEMC Electronics, which saw deterioration across each of its major businesses.

•	United States Steel and Alpha Natural Resources suffered due to fundamental deterioration as economic weakness in Europe and China hurt steel and metallurgical coal prices.

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 12/31/12	% of Net Assets
Information Technology	16.8%
Consumer Discretionary	15.5
Financials	12.3
Health Care	12.0
Energy	9.8
Industrials	9.0
Consumer Staples	6.2
Materials	3.3
Telecommunication Services	2.5
Utilities	1.7
Cash and Other	10.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,068.80	$5.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.38	5.81
Class B
Actual	1,000.00	1,067.80	5.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.38	5.81
Class K
Actual	1,000.00	1,070.50	4.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.64	4.55

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.15%, 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.5%)
Auto Components (0.6%)
BorgWarner, Inc.*	2,260	$161,861
Delphi Automotive plc*	62,612	2,394,909
Goodyear Tire & Rubber Co.*	4,700	64,907
Johnson Controls, Inc.	13,200	405,240
Lear Corp.	12,700	594,868
TRW Automotive Holdings Corp.*	8,700	466,407

		4,088,192

Automobiles (0.6%)
Ford Motor Co.	136,510	1,767,805
Harley-Davidson, Inc.	4,400	214,896
Tesla Motors, Inc.*	47,700	1,615,599

		3,598,300

Distributors (0.0%)
Genuine Parts Co.	3,000	190,740

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,900	39,748
H&R Block, Inc.	5,200	96,564

		136,312

Hotels, Restaurants & Leisure (3.1%)
Carnival Corp.	8,600	316,222
Chipotle Mexican Grill, Inc.*	698	207,627
Darden Restaurants, Inc.	2,500	112,675
International Game Technology	5,100	72,267
Las Vegas Sands Corp.	58,676	2,708,484
Life Time Fitness, Inc.*	66,897	3,292,002
Marriott International, Inc., Class A	4,810	179,269
McDonald’s Corp.	22,600	1,993,546
MGM Resorts International*	64,100	746,124
Starbucks Corp.	89,100	4,777,542
Starwood Hotels & Resorts Worldwide, Inc.	3,800	217,968
Wyndham Worldwide Corp.	2,700	143,667
Wynn Resorts Ltd.	1,600	179,984
Yum! Brands, Inc.	77,603	5,152,839

		20,100,216

Household Durables (1.2%)
D.R. Horton, Inc.	5,300	104,834
Garmin Ltd.	68,587	2,799,721
Harman International Industries, Inc.	43,407	1,937,689
Leggett & Platt, Inc.	2,700	73,494
Lennar Corp., Class A	3,100	119,877
Newell Rubbermaid, Inc.	5,500	122,485
PulteGroup, Inc.*	40,107	728,343
Tupperware Brands Corp.	24,100	1,544,810
Whirlpool Corp.	1,500	152,625

		7,583,878

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.*	21,385	5,370,629
Expedia, Inc.	1,850	113,682
Netflix, Inc.*	1,100	102,058
priceline.com, Inc.*	6,124	3,804,229
TripAdvisor, Inc.*	2,050	86,018

		9,476,616

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	2,200	$78,980
Mattel, Inc.	6,500	238,030

		317,010

Media (4.1%)
Cablevision Systems Corp. - New York Group, Class A	4,100	61,254
CBS Corp., Class B	177,066	6,737,361
Comcast Corp., Class A	88,100	3,293,178
DIRECTV*	62,266	3,123,263
Discovery Communications, Inc., Class A*	4,817	305,783
Gannett Co., Inc.	26,100	470,061
Interpublic Group of Cos., Inc.	8,400	92,568
McGraw-Hill Cos., Inc.	21,900	1,197,273
News Corp., Class A	68,000	1,736,720
Omnicom Group, Inc.	5,100	254,796
Scripps Networks Interactive, Inc., Class A	1,700	98,464
Time Warner Cable, Inc.	29,906	2,906,564
Time Warner, Inc.	18,333	876,867
Viacom, Inc., Class B	53,416	2,817,160
Walt Disney Co.	52,300	2,604,017
Washington Post Co., Class B	100	36,521

		26,611,850

Multiline Retail (0.5%)
Big Lots, Inc.*	1,100	31,306
Dollar General Corp.*	4,420	194,878
Dollar Tree, Inc.*	4,420	179,275
Family Dollar Stores, Inc.	1,900	120,479
J.C. Penney Co., Inc.	2,700	53,217
Kohl’s Corp.	4,200	180,516
Macy’s, Inc.	29,300	1,143,286
Nordstrom, Inc.	2,900	155,150
Target Corp.	14,600	863,882

		2,921,989

Specialty Retail (2.7%)
Abercrombie & Fitch Co., Class A	1,600	76,752
AutoNation, Inc.*	700	27,790
AutoZone, Inc.*	16,087	5,701,715
Bed Bath & Beyond, Inc.*	4,500	251,595
Best Buy Co., Inc.	5,100	60,435
CarMax, Inc.*	4,378	164,350
GameStop Corp., Class A	24,900	624,741
Gap, Inc.	5,700	176,928
Home Depot, Inc.	48,500	2,999,725
Limited Brands, Inc.	4,600	216,476
Lowe’s Cos., Inc.	30,100	1,069,152
OfficeMax, Inc.	131,800	1,286,368
O’Reilly Automotive, Inc.*	2,300	205,666
PetSmart, Inc.	2,010	137,363
Ross Stores, Inc.	4,300	232,845
Staples, Inc.	13,100	149,340
Tiffany & Co.	2,300	131,882
TJX Cos., Inc.	82,710	3,511,040
Urban Outfitters, Inc.*	2,047	80,570

		17,104,733

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (1.2%)
Coach, Inc.	59,836	$3,321,496
Fossil, Inc.*	1,096	102,038
NIKE, Inc., Class B	75,980	3,920,568
Ralph Lauren Corp.	1,200	179,904
VF Corp.	1,700	256,649

		7,780,655

Total Consumer Discretionary		99,910,491

Consumer Staples (6.2%)
Beverages (1.1%)
Beam, Inc.	3,100	189,379
Brown-Forman Corp., Class B	2,900	183,425
Coca-Cola Co.	90,100	3,266,125
Coca-Cola Enterprises, Inc.	5,300	168,169
Constellation Brands, Inc., Class A*	2,800	99,092
Dr. Pepper Snapple Group, Inc.	4,000	176,720
Molson Coors Brewing Co., Class B	3,000	128,370
Monster Beverage Corp.*	3,000	158,640
PepsiCo, Inc.	39,193	2,681,977

		7,051,897

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	8,400	829,668
CVS Caremark Corp.	33,000	1,595,550
Koninklijke Ahold N.V.	129,800	1,724,095
Kroger Co.	57,700	1,501,354
Safeway, Inc.	4,600	83,214
Sysco Corp.	11,300	357,758
Walgreen Co.	16,500	610,665
Wal-Mart Stores, Inc.	32,431	2,212,767
Whole Foods Market, Inc.	3,300	301,389

		9,216,460

Food Products (0.9%)
Archer-Daniels-Midland Co.	12,700	347,853
Bunge Ltd.	2,900	210,801
Campbell Soup Co.	3,400	118,626
ConAgra Foods, Inc.	13,000	383,500
Dean Foods Co.*	3,500	57,785
General Mills, Inc.	12,500	505,125
H.J. Heinz Co.	6,200	357,616
Hershey Co.	2,900	209,438
Hormel Foods Corp.	2,500	78,025
J.M. Smucker Co.	2,100	181,104
Kellogg Co.	4,800	268,080
Kraft Foods Group, Inc.	11,400	518,358
McCormick & Co., Inc. (Non-Voting)	2,600	165,178
Mead Johnson Nutrition Co.	3,893	256,510
Mondelez International, Inc., Class A	34,200	871,074
Tyson Foods, Inc., Class A	50,000	970,000

		5,499,073

Household Products (1.0%)
Clorox Co.	2,500	183,050
Colgate-Palmolive Co.	8,600	899,044
Kimberly-Clark Corp.	10,500	886,515
Procter & Gamble Co.	70,200	4,765,878

		6,734,487

Personal Products (0.2%)
Avon Products, Inc.	8,300	$119,188
Estee Lauder Cos., Inc., Class A	18,069	1,081,610

		1,200,798

Tobacco (1.6%)
Altria Group, Inc.	101,862	3,200,504
Lorillard, Inc.	9,600	1,120,032
Philip Morris International, Inc.	64,552	5,399,129
Reynolds American, Inc.	6,300	261,009

		9,980,674

Total Consumer Staples		39,683,389

Energy (9.8%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	8,463	345,629
Cameron International Corp.*	4,700	265,362
Diamond Offshore Drilling, Inc.	10,200	693,192
Ensco plc, Class A	4,510	267,353
FMC Technologies, Inc.*	4,600	197,018
Halliburton Co.	102,400	3,552,256
Helmerich & Payne, Inc.	15,793	884,566
Nabors Industries Ltd.*	5,600	80,920
National Oilwell Varco, Inc.	48,926	3,344,092
Noble Corp.	4,793	166,892
Rowan Cos., plc, Class A*	2,400	75,048
Schlumberger Ltd.	25,583	1,772,646

		11,644,974

Oil, Gas & Consumable Fuels (8.0%)
Anadarko Petroleum Corp.	46,100	3,425,691
Apache Corp.	7,600	596,600
BP plc (ADR)	25,600	1,065,984
Cabot Oil & Gas Corp.	4,000	198,960
Chesapeake Energy Corp.	10,000	166,200
Chevron Corp.	69,354	7,499,941
ConocoPhillips	112,200	6,506,478
CONSOL Energy, Inc.	4,300	138,030
Denbury Resources, Inc.*	7,505	121,581
Devon Energy Corp.	7,300	379,892
EOG Resources, Inc.	5,200	628,108
EQT Corp.	2,900	171,042
Exxon Mobil Corp.#	195,306	16,903,734
Hess Corp.	40,904	2,166,276
INPEX Corp.	436	2,326,868
Kinder Morgan, Inc.	11,000	388,630
Marathon Oil Corp.	17,700	542,682
Marathon Petroleum Corp.	6,550	412,650
Murphy Oil Corp.	3,600	214,380
Newfield Exploration Co.*	2,600	69,628
Noble Energy, Inc.	3,400	345,916
Occidental Petroleum Corp.	15,700	1,202,777
Peabody Energy Corp.	5,100	135,711
Phillips 66	12,100	642,510
Pioneer Natural Resources Co.	2,400	255,816
QEP Resources, Inc.	3,347	101,314
Range Resources Corp.	3,100	194,773
Royal Dutch Shell plc (ADR), Class A	7,900	544,705
Southwestern Energy Co.*	6,700	223,847
Spectra Energy Corp.	12,600	344,988

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Tesoro Corp.	2,700	$118,935
Total S.A.	49,900	2,582,700
Valero Energy Corp.	14,600	498,152
Williams Cos., Inc.	12,000	392,880
WPX Energy, Inc.*	3,800	56,544

		51,564,923

Total Energy		63,209,897

Financials (12.3%)
Capital Markets (1.5%)
Ameriprise Financial, Inc.	4,100	256,783
Bank of New York Mellon Corp.	22,800	585,960
BlackRock, Inc.	2,462	508,920
Blackstone Group LP	15,361	239,478
Charles Schwab Corp.	275,200	3,951,872
E*TRADE Financial Corp.*	4,860	43,497
Franklin Resources, Inc.	2,700	339,390
Goldman Sachs Group, Inc.	8,748	1,115,895
Invesco Ltd.	8,500	221,765
Legg Mason, Inc.	2,300	59,156
Morgan Stanley	26,600	508,592
Northern Trust Corp.	4,200	210,672
State Street Corp.	20,700	973,107
T. Rowe Price Group, Inc.	4,900	319,137

		9,334,224

Commercial Banks (2.0%)
BB&T Corp.	36,800	1,071,248
CIT Group, Inc.*	59,118	2,284,320
Comerica, Inc.	3,700	112,258
Fifth Third Bancorp	17,700	268,863
First Horizon National Corp.	4,797	47,538
Huntington Bancshares, Inc./Ohio	16,500	105,435
KeyCorp.	18,200	153,244
M&T Bank Corp.	2,300	226,481
PNC Financial Services Group, Inc.	10,262	598,377
Regions Financial Corp.	27,200	193,664
SunTrust Banks, Inc.	13,400	379,890
U.S. Bancorp	58,600	1,871,684
Wells Fargo & Co.	149,100	5,096,238
Zions Bancorp	3,500	74,900

		12,484,140

Consumer Finance (0.7%)
American Express Co.	21,425	1,231,509
Capital One Financial Corp.	34,421	1,994,009
Discover Financial Services	30,900	1,191,195
SLM Corp.	9,000	154,170

		4,570,883

Diversified Financial Services (3.7%)
Bank of America Corp.	305,386	3,542,478
Citigroup, Inc.	206,194	8,157,035
CME Group, Inc./Illinois	5,900	299,189
IntercontinentalExchange, Inc.*	1,400	173,334
JPMorgan Chase & Co.	229,650	10,097,710
Leucadia National Corp.	3,800	90,402
Moody’s Corp.	3,700	186,184
NASDAQ OMX Group, Inc.	2,200	55,022
NYSE Euronext	36,626	1,155,184

		23,756,538

Insurance (3.6%)
ACE Ltd.	36,165	$2,885,967
Aflac, Inc.	9,000	478,080
Allstate Corp.	9,300	373,581
American International Group, Inc.*	28,238	996,801
Aon plc	6,200	344,720
Assurant, Inc.	1,500	52,050
Berkshire Hathaway, Inc., Class B*	35,442	3,179,147
Chubb Corp.	7,400	557,368
Cincinnati Financial Corp.	2,800	109,648
Fidelity National Financial, Inc., Class A	17,500	412,125
Genworth Financial, Inc., Class A*	9,400	70,594
Hartford Financial Services Group, Inc.	206,200	4,627,128
Lincoln National Corp.	5,300	137,270
Loews Corp.	6,000	244,500
Marsh & McLennan Cos., Inc.	10,500	361,935
MetLife, Inc.	157,788	5,197,537
PartnerReinsurance Ltd.	7,100	571,479
Principal Financial Group, Inc.	5,300	151,156
Progressive Corp.	10,800	227,880
Prudential Financial, Inc.	9,000	479,970
Reinsurance Group of America, Inc.	6,500	347,880
Torchmark Corp.	6,800	351,356
Travelers Cos., Inc.	9,900	711,018
Unum Group	5,400	112,428
Validus Holdings Ltd.	5,600	193,648
XL Group plc	5,900	147,854

		23,323,120

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	7,600	587,252
Apartment Investment & Management Co. (REIT), Class A	2,800	75,768
AvalonBay Communities, Inc. (REIT)	1,900	257,621
Boston Properties, Inc. (REIT)	2,900	306,849
Equity Residential (REIT)	5,800	328,686
HCP, Inc. (REIT)	8,300	374,994
Health Care REIT, Inc. (REIT)	4,400	269,676
Host Hotels & Resorts, Inc. (REIT)	13,858	217,155
Kimco Realty Corp. (REIT)	7,800	150,696
Plum Creek Timber Co., Inc. (REIT)	3,100	137,547
Prologis, Inc. (REIT)	8,847	322,827
Public Storage (REIT)	2,800	405,888
Simon Property Group, Inc. (REIT)	5,909	934,154
Ventas, Inc. (REIT)	5,708	369,422
Vornado Realty Trust (REIT)	3,269	261,781
Weyerhaeuser Co. (REIT)	10,322	287,158

		5,287,474

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,800	115,420

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	9,100	$73,983
People’s United Financial, Inc.	6,700	81,003

		154,986

Total Financials		79,026,785

Health Care (12.0%)
Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc.*	3,780	354,602
Amgen, Inc.	14,855	1,282,284
Biogen Idec, Inc.*	4,600	674,682
Celgene Corp.*	21,888	1,723,023
Gilead Sciences, Inc.*	120,550	8,854,397
Vertex Pharmaceuticals, Inc.*	8,300	348,102

		13,237,090

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	30,300	1,984,650
Baxter International, Inc.	10,600	706,596
Becton, Dickinson and Co.	3,900	304,941
Boston Scientific Corp.*	27,300	156,429
C.R. Bard, Inc.	1,500	146,610
CareFusion Corp.*	4,250	121,465
Covidien plc	12,076	697,268
DENTSPLY International, Inc.	2,700	106,947
Edwards Lifesciences Corp.*	2,238	201,801
Intuitive Surgical, Inc.*	800	392,296
Medtronic, Inc.	34,200	1,402,884
St. Jude Medical, Inc.	6,000	216,840
Stryker Corp.	5,600	306,992
Varian Medical Systems, Inc.*	2,100	147,504
Zimmer Holdings, Inc.	3,400	226,644

		7,119,867

Health Care Providers & Services (2.2%)
Aetna, Inc.	17,300	800,990
AmerisourceBergen Corp.	4,800	207,264
Cardinal Health, Inc.	6,600	271,788
Cigna Corp.	5,500	294,030
Community Health Systems, Inc.	156,738	4,818,126
Coventry Health Care, Inc.	2,600	116,558
DaVita HealthCare Partners, Inc.*	1,700	187,901
Express Scripts Holding Co.*	62,534	3,376,836
Health Net, Inc.*	9,700	235,710
Humana, Inc.	3,100	212,753
Laboratory Corp. of America Holdings*	1,900	164,578
McKesson Corp.	6,400	620,544
Patterson Cos., Inc.	1,600	54,768
Quest Diagnostics, Inc.	3,100	180,637
Tenet Healthcare Corp.*	2,000	64,940
UnitedHealth Group, Inc.	19,900	1,079,376
WellPoint, Inc.	26,000	1,583,920

		14,270,719

Health Care Technology (0.0%)
Cerner Corp. *	2,810	218,169

Life Sciences Tools & Services (1.9%)
Agilent Technologies, Inc.	6,700	274,298
Illumina, Inc.*	58,700	3,263,133
Life Technologies Corp.*	3,400	166,872

PerkinElmer, Inc.	2,200	$69,828
Thermo Fisher Scientific, Inc.	125,609	8,011,342
Waters Corp.*	1,700	148,104

		11,933,577

Pharmaceuticals (4.7%)
Allergan, Inc.	21,455	1,968,067
AstraZeneca plc (ADR)	24,800	1,172,296
Bristol-Myers Squibb Co.	32,324	1,053,439
Eli Lilly and Co.	19,700	971,604
Forest Laboratories, Inc.*	4,500	158,940
Hospira, Inc.*	3,100	96,844
Johnson & Johnson	64,800	4,542,480
Merck & Co., Inc.	76,441	3,129,494
Mylan, Inc.*	62,357	1,713,570
Perrigo Co.	17,169	1,786,091
Pfizer, Inc.	239,335	6,002,522
Roche Holding AG	8,100	1,650,172
Roche Holding AG (ADR)	8,800	444,400
Shire plc (ADR)	23,388	2,155,906
Valeant Pharmaceuticals International, Inc.*	56,097	3,352,918
Watson Pharmaceuticals, Inc.*	2,500	215,000

		30,413,743

Total Health Care		77,193,165

Industrials (9.0%)
Aerospace & Defense (1.8%)
Boeing Co.	47,218	3,558,349
General Dynamics Corp.	14,200	983,634
Honeywell International, Inc.	15,100	958,397
L-3 Communications Holdings, Inc.	1,900	145,578
Lockheed Martin Corp.	5,200	479,908
Northrop Grumman Corp.	6,400	432,512
Precision Castparts Corp.	15,422	2,921,235
Raytheon Co.	6,400	368,384
Rockwell Collins, Inc.	2,700	157,059
Textron, Inc.	5,400	133,866
United Technologies Corp.	16,200	1,328,562

		11,467,484

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	3,100	195,982
Expeditors International of Washington, Inc.	4,000	158,200
FedEx Corp.	7,600	697,072
United Parcel Service, Inc., Class B	13,900	1,024,847

		2,076,101

Airlines (0.1%)
Delta Air Lines, Inc.*	57,600	683,712
Southwest Airlines Co.	14,300	146,432

		830,144

Building Products (0.0%)
Masco Corp.	6,800	113,288

Commercial Services & Supplies (1.2%)
ADT Corp.	101,460	4,716,875
Avery Dennison Corp.	1,950	68,094

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Cintas Corp.	2,050	$83,845
Iron Mountain, Inc.	3,103	96,348
Pitney Bowes, Inc.	3,850	40,964
Republic Services, Inc.	59,900	1,756,867
Stericycle, Inc.*	1,650	153,896
Tyco International Ltd.	8,920	260,910
Waste Management, Inc.	8,400	283,416

		7,461,215

Construction & Engineering (0.1%)
Fluor Corp.	3,200	187,968
Jacobs Engineering Group, Inc.*	2,500	106,425
Quanta Services, Inc.*	4,100	111,889

		406,282

Electrical Equipment (0.4%)
Eaton Corp. plc	8,901	482,434
Emerson Electric Co.	14,000	741,440
Rockwell Automation, Inc.	18,052	1,516,187
Roper Industries, Inc.	1,900	211,812

		2,951,873

Industrial Conglomerates (2.1%)
3M Co.	12,300	1,142,055
Danaher Corp.	11,300	631,670
General Electric Co.	549,265	11,529,072

		13,302,797

Machinery (1.2%)
Caterpillar, Inc.	12,600	1,128,708
Cummins, Inc.	9,900	1,072,665
Deere & Co.	22,996	1,987,314
Dover Corp.	3,500	229,985
Flowserve Corp.	5,500	807,400
Illinois Tool Works, Inc.	8,310	505,331
Ingersoll-Rand plc	7,200	345,312
Joy Global, Inc.	2,011	128,262
PACCAR, Inc.	6,800	307,428
Pall Corp.	2,200	132,572
Parker Hannifin Corp.	3,850	327,481
Pentair Ltd. (Registered)	4,047	198,910
Snap-on, Inc.	1,100	86,889
Stanley Black & Decker, Inc.	3,277	242,400
Timken Co.	7,800	373,074
Xylem, Inc.	3,500	94,850

		7,968,581

Professional Services (0.8%)
Dun & Bradstreet Corp.	900	70,785
Equifax, Inc.	2,300	124,476
Nielsen Holdings N.V.*	151,300	4,628,267
Robert Half International, Inc.	2,650	84,323

		4,907,851

Road & Rail (0.9%)
CSX Corp.	20,000	394,600
Norfolk Southern Corp.	6,200	383,408
Ryder System, Inc.	1,000	49,930
Union Pacific Corp.	38,550	4,846,506

		5,674,444

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,200	$242,788
W.W. Grainger, Inc.	1,200	242,844

		485,632

Total Industrials		57,645,692

Information Technology (16.8%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	156,000	3,065,400
F5 Networks, Inc.*	1,500	145,725
Harris Corp.	10,200	499,392
JDS Uniphase Corp.*	4,400	59,576
Juniper Networks, Inc.*	10,100	198,667
Motorola Solutions, Inc.	7,371	410,417
QUALCOMM, Inc.	32,900	2,040,458

		6,419,635

Computers & Peripherals (5.1%)
Apple, Inc.	46,699	24,891,968
Dell, Inc.	38,200	386,966
EMC Corp.*	194,200	4,913,260
Hewlett-Packard Co.	125,596	1,789,743
NetApp, Inc.*	7,000	234,850
SanDisk Corp.*	4,600	200,376
Seagate Technology plc	6,750	205,740
Western Digital Corp.	4,300	182,707

		32,805,610

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	48,190	3,117,893
Corning, Inc.	37,300	470,726
FLIR Systems, Inc.	2,900	64,699
Jabil Circuit, Inc.	3,600	69,444
Molex, Inc.	2,600	71,058
TE Connectivity Ltd.	83,831	3,111,807

		6,905,627

Internet Software & Services (3.4%)
Akamai Technologies, Inc.*	3,400	139,094
eBay, Inc.*	42,285	2,157,381
Google, Inc., Class A*	15,940	11,307,358
Liquidity Services, Inc.*	40,790	1,666,679
OpenTable, Inc.*	36,300	1,771,440
VeriSign, Inc.*	113,600	4,409,952
Yahoo!, Inc.*	20,100	399,990

		21,851,894

IT Services (2.8%)
Accenture plc, Class A	44,320	2,947,280
Amdocs Ltd.	47,720	1,622,003
Automatic Data Processing, Inc.	9,300	530,193
Cognizant Technology Solutions Corp., Class A*	17,578	1,301,651
Computer Sciences Corp.	2,900	116,145
Fidelity National Information Services, Inc.	4,800	167,088
Fiserv, Inc.*	2,600	205,478
International Business Machines Corp.	25,500	4,884,525
Mastercard, Inc., Class A	6,317	3,103,416
Paychex, Inc.	6,200	193,068

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

SAIC, Inc.	5,400	$61,128
Teradata Corp.*	3,300	204,237
Total System Services, Inc.	3,100	66,402
Visa, Inc., Class A	13,280	2,012,982
Western Union Co.	28,683	390,375

		17,805,971

Office Electronics (0.0%)
Xerox Corp.	25,179	171,721

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	11,600	27,840
Altera Corp.	6,100	210,084
Analog Devices, Inc.	5,700	239,742
Applied Materials, Inc.	100,900	1,154,296
Broadcom Corp., Class A*	9,900	328,779
First Solar, Inc.*	1,100	33,968
Intel Corp.	96,560	1,992,033
KLA-Tencor Corp.	3,200	152,832
Lam Research Corp.*	3,502	126,527
Linear Technology Corp.	4,400	150,920
LSI Corp.*	10,700	75,756
Microchip Technology, Inc.	69,702	2,271,588
Micron Technology, Inc.*	106,600	676,910
NVIDIA Corp.	11,900	146,251
Teradyne, Inc.*	3,600	60,804
Texas Instruments, Inc.	21,900	677,586
Xilinx, Inc.	5,000	179,500

		8,505,416

Software (2.1%)
Adobe Systems, Inc.*	9,400	354,192
Autodesk, Inc.*	4,300	152,005
BMC Software, Inc.*	2,800	111,048
CA, Inc.	6,600	145,068
Citrix Systems, Inc.*	3,600	236,700
Electronic Arts, Inc.*	6,100	88,633
Intuit, Inc.	47,425	2,821,788
Microsoft Corp.	188,951	5,050,660
Oracle Corp.	106,700	3,555,244
Red Hat, Inc.*	3,700	195,952
Salesforce.com, Inc.*	2,500	420,250
Symantec Corp.*	37,400	703,494

		13,835,034

Total Information Technology		108,300,908

Materials (3.3%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	4,100	344,482
Airgas, Inc.	1,400	127,806
CF Industries Holdings, Inc.	1,575	319,977
Dow Chemical Co.	23,100	746,592
E.I. du Pont de Nemours & Co.	64,690	2,909,109
Eastman Chemical Co.	2,900	197,345
Ecolab, Inc.	5,060	363,814
FMC Corp.	2,600	152,152
International Flavors & Fragrances, Inc.	1,600	106,464
LyondellBasell Industries N.V., Class A	106,207	6,063,358
Monsanto Co.	10,300	974,895
Mosaic Co.	5,300	300,139

PPG Industries, Inc.	8,300	$1,123,405
Praxair, Inc.	5,800	634,810
Sherwin-Williams Co.	1,700	261,494
Sigma-Aldrich Corp.	2,300	169,234
Syngenta AG (ADR)	14,549	1,175,559

		15,970,635

Construction Materials (0.0%)
Vulcan Materials Co.	2,500	130,125

Containers & Packaging (0.0%)
Ball Corp.	3,000	134,250
Bemis Co., Inc.	1,900	63,574
Owens-Illinois, Inc.*	3,100	65,937
Sealed Air Corp.	3,300	57,783

		321,544

Metals & Mining (0.7%)
Alcoa, Inc.	20,500	177,940
Allegheny Technologies, Inc.	2,000	60,720
Cliffs Natural Resources, Inc.	2,700	104,112
Freeport-McMoRan Copper & Gold, Inc.	41,345	1,413,999
Newcrest Mining Ltd.	90,500	2,112,900
Newmont Mining Corp.	9,600	445,824
Nucor Corp.	6,100	263,398
Titanium Metals Corp.	1,400	23,114
United States Steel Corp.	2,700	64,449

		4,666,456

Paper & Forest Products (0.1%)
International Paper Co.	8,400	334,656
MeadWestvaco Corp.	3,300	105,171

		439,827

Total Materials		21,528,587

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	124,200	4,186,782
CenturyLink, Inc.	24,809	970,528
Frontier Communications Corp.	19,206	82,202
Level 3 Communications, Inc.*	142,106	3,284,070
Verizon Communications, Inc.	55,000	2,379,850
Windstream Corp.	11,300	93,564

		10,996,996

Wireless Telecommunication Services (0.7%)
Crown Castle International Corp.*	5,650	407,704
KDDI Corp.	30,000	2,119,050
MetroPCS Communications, Inc.*	6,100	60,634
Softbank Corp.	45,512	1,665,363
Sprint Nextel Corp.*	57,900	328,293

		4,581,044

Total Telecommunication Services		15,578,040

Utilities (1.7%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	22,300	951,764
Duke Energy Corp.	13,642	870,359
Edison International	16,700	754,673

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Entergy Corp.	3,400	$216,750
Exelon Corp.	16,434	488,747
FirstEnergy Corp.	8,001	334,122
Great Plains Energy, Inc.	19,300	391,983
NextEra Energy, Inc.	8,200	567,358
Northeast Utilities	6,020	235,262
NV Energy, Inc.	35,400	642,156
Pepco Holdings, Inc.	4,400	86,284
Pinnacle West Capital Corp.	2,100	107,058
PPL Corp.	11,200	320,656
Southern Co.	16,900	723,489
Xcel Energy, Inc.	9,400	251,074

		6,941,735

Gas Utilities (0.1%)
AGL Resources, Inc.	2,279	91,091
Atmos Energy Corp.	12,200	428,464
ONEOK, Inc.	3,952	168,948

		688,503

Independent Power Producers & Energy Traders (0.0%)
AES Corp.	11,900	127,330
NRG Energy, Inc.	4,328	99,501

		226,831

Multi-Utilities (0.5%)
Ameren Corp.	4,600	141,312
CenterPoint Energy, Inc.	8,200	157,850
CMS Energy Corp.	5,100	124,338
Consolidated Edison, Inc.	5,600	311,024
Dominion Resources, Inc.	11,100	574,980
DTE Energy Co.	3,300	198,165
Integrys Energy Group, Inc.	1,500	78,330
NiSource, Inc.	5,500	136,895
PG&E Corp.	8,200	329,476
Public Service Enterprise Group, Inc.	9,700	296,820
SCANA Corp.	2,500	114,100
Sempra Energy	5,800	411,452
TECO Energy, Inc.	3,900	65,364
Wisconsin Energy Corp.	4,400	162,140

		3,102,246

Total Utilities		10,959,315

Total Common Stocks (89.0%) (Cost $435,669,106)		573,036,269

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Level 3 Communications, Inc.
6.500%, 10/1/16	$554,000	783,564

Total Telecommunication Services		783,564

Total Convertible Bonds		783,564

Total Long-Term Debt Securities (0.1%) (Cost $554,000)		783,564

SHORT-TERM INVESTMENTS:
Commercial Paper (0.2%)
BNP Paribas Finance, Inc.
0.02%, 1/2/13 (p)	$1,300,000	$1,299,999

Government Securities (1.6%)
U.S. Treasury Bills
0.09%, 5/2/13 #(p)	10,120,000	10,116,966

Total Short-Term Investments (1.8%) (Cost $11,415,237)		11,416,965

Total Investments (90.9%) (Cost $447,638,343)		585,236,798
Other Assets Less Liabilities (9.1%)		58,313,248

Net Assets (100%)		$643,550,046

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,578,966.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

At December 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	958	March-13	$68,070,980	$68,022,790	$(48,190)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$99,910,491	$—	$—	$99,910,491
Consumer Staples	37,959,294	1,724,095	—	39,683,389
Energy	58,300,329	4,909,568	—	63,209,897
Financials	79,026,785	—	—	79,026,785
Health Care	75,542,993	1,650,172	—	77,193,165
Industrials	57,645,692	—	—	57,645,692
Information Technology	108,300,908	—	—	108,300,908
Materials	19,415,687	2,112,900	—	21,528,587
Telecommunication Services	11,793,627	3,784,413	—	15,578,040
Utilities	10,959,315	—	—	10,959,315
Convertible Bonds
Telecommunication Services	—	783,564	—	783,564
Short-Term Investments	—	11,416,965	—	11,416,965

Total Assets	$558,855,121	$26,381,677	$—	$585,236,798

Liabilities:
Futures	$(48,190)	$—	$—	$(48,190)

Total Liabilities	$(48,190)	$—	$—	$(48,190)

Total	$558,806,931	$26,381,677	$—	$585,188,608

There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	559	48
Purchases	—	—
Sales	(559)	(48)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held for the year ended 12/31/12.	$—	$—

Fair Values of Derivative Instruments as of December 31, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(48,190	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(48,190)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	15,231,025	—	—	15,231,025
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$15,231,025	$—	$—	$15,231,025

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,250,662)	—	—	(1,250,662)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,250,662)	$—	$—	$(1,250,662)

The Portfolio held futures contracts with an average notional balance of approximately $86,538,000 during the year ended December 31, 2012.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$206,665,278
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$242,510,075

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,313,740
Aggregate gross unrealized depreciation	(7,732,398)

Net unrealized appreciation	$135,581,342

Federal income tax cost of investments	$449,655,456

For the year ended December 31, 2012, the Portfolio incurred approximately $16,997 as brokerage commissions with Sanford C. Bernstein & Co., LLC an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $331,572,679 of which $33,704,074 expires in the year 2016 and $297,868,605 expires in the year 2017.

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $717,743 for Long Term losses.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value (Cost $447,638,343)	$585,236,798
Cash	57,347,623
Due from broker for futures variation margin	1,729,190
Dividends, interest and other receivables	619,132
Receivable for securities sold	188,515
Receivable from Separate Accounts for Trust shares sold	45,184
Other assets	1,414

Total assets	645,167,856

LIABILITIES
Payable for securities purchased	550,285
Payable to Separate Accounts for Trust shares redeemed	481,246
Investment management fees payable	380,508
Administrative fees payable	114,039
Distribution fees payable - Class B	31,924
Trustees’ fees payable	12,484
Distribution fees payable - Class A	771
Accrued expenses	46,553

Total liabilities	1,617,810

NET ASSETS	$643,550,046

Net assets were comprised of:
Paid in capital	$852,482,151
Accumulated undistributed net investment income (loss)	888,070
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(347,371,276)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	137,551,101

Net assets	$643,550,046

Class A
Net asset value, offering and redemption price per share, $3,657,689 / 342,262 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.69

Class B
Net asset value, offering and redemption price per share, $151,248,209 / 14,148,169 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.69

Class K
Net asset value, offering and redemption price per share, $488,644,148 / 45,724,789 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.69

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (net of $102,567 foreign withholding tax)	$11,173,877
Interest	129,759

Total income	11,303,636

EXPENSES
Investment management fees	4,631,683
Administrative fees	1,025,013
Distribution fees - Class B	386,699
Custodian fees	88,400
Printing and mailing expenses	70,624
Professional fees	68,085
Trustees’ fees	13,531
Distribution fees - Class A	9,161
Miscellaneous	17,490

Gross expenses	6,310,686
Less:
Fees paid indirectly	(28,916)

Net expenses	6,281,770

NET INVESTMENT INCOME (LOSS)	5,021,866

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(6,663,809)
Futures	15,231,025
Foreign currency transactions	(14,677)

Net realized gain (loss)	8,552,539

Change in unrealized appreciation (depreciation) on:
Securities	79,565,392
Futures	(1,250,662)
Foreign currency translations	(3,800)

Net change in unrealized appreciation (depreciation)	78,310,930

NET REALIZED AND UNREALIZED GAIN (LOSS)	86,863,469

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,885,335

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,021,866	$3,339,751
Net realized gain (loss) on investments, futures and foreign currency transactions	8,552,539	(1,279,523)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	78,310,930	(54,479,335)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	91,885,335	(52,419,107)

DIVIDENDS:
Dividends from net investment income
Class A	(21,484)	(280,393)
Class B	(890,222)	(514,351)
Class K†	(4,118,714)	(2,687,031)

TOTAL DIVIDENDS	(5,030,420)	(3,481,775)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 26,918 and 1,458,446 shares, respectively ]	277,336	15,189,461
Capital shares issued in reinvestment of dividends [ 1,989 and 30,567 shares, respectively ]	21,484	280,393
Capital shares repurchased [ (80,601) and (58,676,995) shares, respectively ]	(827,036)	(550,221,291	)(z)

Total Class A transactions	(528,216)	(534,751,437)

Class B
Capital shares sold [ 1,082,960 and 4,366,400 shares, respectively ]	11,148,421	44,869,973
Capital shares issued in reinvestment of dividends [ 82,402 and 56,384 shares, respectively ]	890,222	514,351
Capital shares repurchased [ (2,796,224) and (5,422,275) shares, respectively ]	(28,777,003)	(54,888,400)

Total Class B transactions	(16,738,360)	(9,504,076)

Class K†
Capital shares sold [ 414,483 and 54,630,728 shares, respectively ]	4,247,833	508,586,752	(z)
Capital shares issued in reinvestment of dividends [ 381,398 and 294,919 shares, respectively ]	4,118,714	2,687,031
Capital shares repurchased [ (8,202,746) and (1,793,993) shares, respectively ]	(85,020,457)	(16,671,534)

Total Class K transactions	(76,653,910)	494,602,249

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(93,920,486)	(49,653,264)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,065,571)	(105,554,146)
NET ASSETS:
Beginning of year	650,615,617	756,169,763

End of year (a)	$643,550,046	$650,615,617

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$888,070	$161,960

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Large Cap Core Equity Portfolio exchanged approximately 53,941,027 Class A shares for approximately 53,941,027 Class K shares. This exchange amounted to approximately $502,182,547.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012	2011	2010	2009		2008
Net asset value, beginning of year	$9.39	$10.17	$9.14	$6.98		$11.66

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.04 (e)	0.06 (e)	0.12	(e)	0.08 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.30	(0.76)	1.02	2.18		(4.67)

Total from investment operations	1.36	(0.72)	1.08	2.30		(4.59)

Less distributions:
Dividends from net investment income	(0.06)	(0.06)	(0.05)	(0.14)		(0.07)
Distributions from net realized gains	—	—	—	—		(0.02)

Total dividends and distributions	(0.06)	(0.06)	(0.05)	(0.14)		(0.09)

Net asset value, end of year	$10.69	$9.39	$10.17	$9.14		$6.98

Total return	14.51%	(7.11)%	11.84%	32.92%		(39.40)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,658	$3,698	$585,508	$554,828		$764,481
Ratio of expenses to average net assets:
After waivers	1.14%	0.88%	0.90%	0.92%		1.10%
After waivers and fees paid indirectly	1.14%	0.88%	0.90%	0.81%		1.09%
Before waivers and fees paid indirectly	1.14%	0.88%	0.90%	0.92%		1.10%
Ratio of net investment income (loss) to average net assets:
After waivers	0.57%	0.35%	0.59%	1.42%		0.86%
After waivers and fees paid indirectly	0.57%	0.36%	0.60%	1.54%		0.86%
Before waivers and fees paid indirectly	0.57%	0.35%	0.59%	1.42%		0.86%
Portfolio turnover rate	36%	44%	44%	85%		50%

	Year Ended December 31,
Class B	2012	2011	2010	2009		2008
Net asset value, beginning of year	$9.39	$10.17	$9.14	$6.98		$11.67

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.03 (e)	0.03 (e)	0.09	(e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.30	(0.78)	1.03	2.18		(4.68)

Total from investment operations	1.36	(0.75)	1.06	2.27		(4.62)

Less distributions:
Dividends from net investment income	(0.06)	(0.03)	(0.03)	(0.11)		(0.05)
Distributions from net realized gains	—	—	—	—		(0.02)

Total dividends and distributions	(0.06)	(0.03)	(0.03)	(0.11)		(0.07)

Net asset value, end of year	$10.69	$9.39	$10.17	$9.14		$6.98

Total return	14.51%	(7.34)%	11.56%	32.58%		(39.61)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$151,248	$148,166	$170,662	$157,673		$116,354
Ratio of expenses to average net assets:
After waivers	1.14%	1.13%	1.15%	1.17	%(c)	1.35%
After waivers and fees paid indirectly	1.14%	1.13%	1.15%	1.10%		1.34%
Before fees paid indirectly	1.14%	1.13%	1.15%	1.17	%(c)	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers	0.57%	0.26%	0.34%	1.14%		0.58%
After waivers and fees paid indirectly	0.57%	0.26%	0.35%	1.22%		0.59%
Before fees paid indirectly	0.57%	0.26%	0.34%	1.14%		0.58%
Portfolio turnover rate	36%	44%	44%	85%		50%

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.39	$9.18

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.31	0.23

Total from investment operations	1.39	0.26

Less distributions:
Dividends from net investment income	(0.09)	(0.05)

Net asset value, end of period	$10.69	$9.39

Total return (b)	14.80%	2.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$488,644	$498,752
Ratio of expenses to average net assets:
After waivers (a)	0.89%	0.89%
After waivers and fees paid indirectly (a)	0.89%	0.88%
Before waivers and fees paid indirectly (a)	0.89%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.81%	0.88%
After waivers and fees paid indirectly (a)	0.82%	0.88%
Before waivers and fees paid indirectly (a)	0.81%	0.88%
Portfolio turnover rate	36%	44%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER LARGE CAP VALUE PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	AllianceBernstein L.P.

➢	Institutional Capital LLC

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares*	15.47%	(0.84)%	6.79%
Portfolio – Class B Shares*	15.58	(1.02)	6.55
Portfolio – Class K Shares**	15.76	N/A	15.27
Russell 1000® Value Index	17.51	0.59	7.38
Volatility Managed Index – Large Cap Value	16.80	4.33	8.95
* Date of inception 12/31/01. ** Date of inception 8/26/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 15.47% for the year ended December 31, 2012. The Portfolio’s benchmarks, the Russell 1000® Value Index, returned 17.51%, and the Volatility Managed Index — Large Cap Value returned 16.80%, over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its primary benchmark.

Portfolio Highlights

What helped performance during the year:

•	An underweight allocation to the Utilities sector bolstered relative results as the sector underperformed the benchmark.

•

An overweight allocation to the Consumer Discretionary sector was positive, led by an investment in media company Time Warner Inc. Time Warner continued strong operational performance, returned cash to shareholders through increased dividends and stock buybacks and provided expectations of growth in affiliate fee revenue.

•

Security selection in the Materials sector benefited relative performance, led by the Portfolio’s overweight positions in strong-performing chemical company PPG Industries and agricultural corporation Monsanto. The Portfolio’s relative underweighting of weak-performing mining company Newmont Mining also helped.

•

Stock selection in Health Care added to relative performance, led by pharmaceutical and medical products company Baxter International. Baxter is growing in the dialysis segment and adding capacity in the plasma market. Gilead Sciences also contributed in the sector as share price moved higher after the company successfully advanced trials of its Hepatitis C treatment.

What hurt performance during the year:

•	Stock selection in the Consumer Discretionary sector was the leading detractor from relative performance.

•

An underweight position in the Financials sector detracted from the portfolio’s relative performance. Within the sector, an underweight position in shares of strong-performing financial services firm Bank of America dampened relative performance.

•

Stock selection was weak in the Telecommunication Services and Consumer Staples sectors. In Telecommunication Services, global wireless communications provider Vodafone Group PLC underperformed due to weakness in its Southern Europe businesses.

•

Another individual position detracting from relative performance was oil and gas producer Occidental Petroleum, which was hurt by higher than expected production costs and a reduced outlook for production growth.

MULTIMANAGER LARGE CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 12/31/12	% of Net Assets
Financials	20.4%
Health Care	12.8
Energy	11.3
Consumer Discretionary	10.3
Industrials	9.5
Information Technology	7.3
Consumer Staples	6.5
Utilities	3.1
Telecommunication Services	3.1
Materials	3.1
Cash and Other	12.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,074.70	$6.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.32	5.87
Class B
Actual	1,000.00	1,075.80	6.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.32	5.87
Class K
Actual	1,000.00	1,076.40	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.60

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.16%, 1.16% and 0.91%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (1.4%)
Delphi Automotive plc*	31,310	$1,197,607
Johnson Controls, Inc.	332,120	10,196,084
Lear Corp.	42,700	2,000,068
TRW Automotive Holdings Corp.*	29,400	1,576,134
Visteon Corp.*	2,600	139,932

		15,109,825

Automobiles (0.6%)
Ford Motor Co.	392,100	5,077,695
General Motors Co.*	56,130	1,618,228
Thor Industries, Inc.	2,100	78,603

		6,774,526

Diversified Consumer Services (0.0%)
DeVry, Inc.	3,500	83,055
H&R Block, Inc.	5,800	107,706
Service Corp. International	11,600	160,196

		350,957

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	22,200	816,294
Choice Hotels International, Inc.	1,300	43,706
Hyatt Hotels Corp., Class A*	2,400	92,568
International Game Technology	7,000	99,190
Marriott International, Inc., Class A	1,000	37,270
McDonald’s Corp.	8,970	791,244
MGM Resorts International*	219,900	2,559,636
Penn National Gaming, Inc.*	3,200	157,152
Royal Caribbean Cruises Ltd.	8,100	275,400
Wendy’s Co.	14,900	70,030

		4,942,490

Household Durables (0.4%)
D.R. Horton, Inc.	13,700	270,986
Garmin Ltd.	5,400	220,428
Harman International Industries, Inc.	3,800	169,632
Jarden Corp.*	3,300	170,610
Leggett & Platt, Inc.	7,500	204,150
Lennar Corp., Class A	8,600	332,562
Mohawk Industries, Inc.*	3,100	280,457
Newell Rubbermaid, Inc.	15,500	345,185
NVR, Inc.*	100	92,000
PulteGroup, Inc.*	122,957	2,232,899
Toll Brothers, Inc.*	7,600	245,708
Whirlpool Corp.	4,100	417,175

		4,981,792

Internet & Catalog Retail (0.1%)
Expedia, Inc.	1,800	110,610
HomeAway, Inc.*	182	4,004
Liberty Interactive Corp.*	25,600	503,808
Liberty Ventures*	1,280	86,733

		705,155

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	45,680	$1,639,912
Mattel, Inc.	4,100	150,142

		1,790,054

Media (5.4%)
Cablevision Systems Corp. - New York Group, Class A	9,500	141,930
CBS Corp., Class B	28,800	1,095,840
Clear Channel Outdoor Holdings, Inc., Class A*	900	6,318
Comcast Corp., Class A	213,570	7,905,783
DIRECTV*	26,100	1,309,176
DISH Network Corp., Class A	2,400	87,360
DreamWorks Animation SKG, Inc., Class A*	3,600	59,652
Gannett Co., Inc.	79,000	1,422,790
Interpublic Group of Cos., Inc.	22,200	244,644
John Wiley & Sons, Inc., Class A	1,400	54,502
Lamar Advertising Co., Class A*	500	19,375
Liberty Media Corp. - Liberty Capital*	5,420	628,774
Madison Square Garden Co., Class A*	3,075	136,376
McGraw-Hill Cos., Inc.	55,630	3,041,292
News Corp., Class A	136,903	3,496,503
Omnicom Group, Inc.	44,135	2,204,985
Regal Entertainment Group, Class A	2,700	37,665
Thomson Reuters Corp.	19,800	575,388
Time Warner Cable, Inc.	21,100	2,050,709
Time Warner, Inc.	337,393	16,137,507
Viacom, Inc., Class B	235,540	12,422,380
Walt Disney Co.	129,720	6,458,759
Washington Post Co., Class B	300	109,563

		59,647,271

Multiline Retail (0.8%)
Dillard’s, Inc., Class A	1,600	134,032
J.C. Penney Co., Inc.	8,500	167,535
Kohl’s Corp.	24,490	1,052,580
Macy’s, Inc.	77,500	3,024,050
Sears Holdings Corp.*	1,900	78,584
Target Corp.	78,700	4,656,679

		9,113,460

Specialty Retail (1.0%)
Aaron’s, Inc.	900	25,452
Abercrombie & Fitch Co., Class A	4,500	215,865
Advance Auto Parts, Inc.	15,820	1,144,577
American Eagle Outfitters, Inc.	2,300	47,173
AutoNation, Inc.*	900	35,730
Best Buy Co., Inc.	14,400	170,640
CarMax, Inc.*	10,000	375,400
Chico’s FAS, Inc.	2,600	47,996
DSW, Inc., Class A	100	6,569
Foot Locker, Inc.	6,400	205,568
GameStop Corp., Class A	50,200	1,259,518
Guess?, Inc.	3,400	83,436
Home Depot, Inc.	16,800	1,039,080
Lowe’s Cos., Inc.	93,170	3,309,398

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Sally Beauty Holdings, Inc.*	500	$11,785
Sears Hometown and Outlet Stores, Inc.*	430	14,001
Signet Jewelers Ltd.	4,500	240,300
Staples, Inc.	114,745	1,308,093
Tiffany & Co.	1,100	63,074
TJX Cos., Inc.	44,200	1,876,290
Williams-Sonoma, Inc.	2,100	91,917

		11,571,862

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	800	32,216
PVH Corp.	300	33,303

		65,519

Total Consumer Discretionary		115,052,911

Consumer Staples (6.5%)
Beverages (0.7%)
Beam, Inc.	8,400	513,156
Brown-Forman Corp., Class B	1,050	66,412
Coca-Cola Enterprises, Inc.	31,750	1,007,427
Constellation Brands, Inc., Class A*	8,400	297,276
Diageo plc	127,614	3,715,166
Dr. Pepper Snapple Group, Inc.	18,820	831,468
Molson Coors Brewing Co., Class B	6,800	290,972
PepsiCo, Inc.	12,730	871,114

		7,592,991

Food & Staples Retailing (1.2%)
CVS Caremark Corp.	126,965	6,138,758
Kroger Co.	120,500	3,135,410
Safeway, Inc.	11,000	198,990
Sysco Corp.	14,800	468,568
Walgreen Co.	46,100	1,706,161
Wal-Mart Stores, Inc.	19,090	1,302,510

		12,950,397

Food Products (1.8%)
Archer-Daniels-Midland Co.	35,200	964,128
Bunge Ltd.	18,200	1,322,958
Campbell Soup Co.	2,000	69,780
ConAgra Foods, Inc.	22,200	654,900
Danone S.A.	30,010	1,982,748
Dean Foods Co.*	1,400	23,114
General Mills, Inc.	81,290	3,284,929
Green Mountain Coffee Roasters, Inc.*	1,100	45,496
H.J. Heinz Co.	6,500	374,920
Hillshire Brands Co.	950	26,733
Hormel Foods Corp.	3,100	96,751
Ingredion, Inc.	3,200	206,176
J.M. Smucker Co.	12,290	1,059,890
Kellogg Co.	13,610	760,118
Kraft Foods Group, Inc.	29,966	1,362,554
Mondelez International, Inc., Class A	89,900	2,289,753
Nestle S.A. (Registered)	34,376	2,240,425
Ralcorp Holdings, Inc.*	3,000	268,950
Smithfield Foods, Inc.*	8,600	185,502

Tyson Foods, Inc., Class A	128,000	$2,483,200
WhiteWave Foods Co., Class A*	690	10,723

		19,713,748

Household Products (1.3%)
Church & Dwight Co., Inc.	2,900	155,353
Clorox Co.	6,500	475,930
Colgate-Palmolive Co.	2,100	219,534
Energizer Holdings, Inc.	3,500	279,930
Kimberly-Clark Corp.	2,200	185,746
Procter & Gamble Co.	197,102	13,381,255

		14,697,748

Personal Products (0.0%)
Avon Products, Inc.	5,200	74,672

Tobacco (1.5%)
Altria Group, Inc.	134,315	4,220,177
Lorillard, Inc.	32,820	3,829,110
Philip Morris International, Inc.	95,795	8,012,294
Reynolds American, Inc.	18,700	774,741

		16,836,322

Total Consumer Staples		71,865,878

Energy (11.3%)
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.*	2,100	96,159
Baker Hughes, Inc.	23,492	959,413
Cameron International Corp.*	3,100	175,026
Diamond Offshore Drilling, Inc.	26,000	1,766,960
Halliburton Co.	158,600	5,501,834
Helmerich & Payne, Inc.	36,000	2,016,360
McDermott International, Inc.*	12,600	138,852
Nabors Industries Ltd.*	15,500	223,975
National Oilwell Varco, Inc.	17,600	1,202,960
Oil States International, Inc.*	400	28,616
Patterson-UTI Energy, Inc.	8,300	154,629
Rowan Cos., plc, Class A*	6,600	206,382
RPC, Inc.	400	4,896
SEACOR Holdings, Inc.	600	50,280
Superior Energy Services, Inc.*	8,400	174,048
Tidewater, Inc.	2,700	120,636
Transocean Ltd.	10,420	465,253
Unit Corp.*	2,600	117,130

		13,403,409

Oil, Gas & Consumable Fuels (10.1%)
Alpha Natural Resources, Inc.*	11,747	114,416
Anadarko Petroleum Corp.	26,700	1,984,077
Apache Corp.	36,146	2,837,461
BP plc (ADR)	65,800	2,739,912
Cheniere Energy, Inc.*	3,400	63,852
Chesapeake Energy Corp.	35,400	588,348
Chevron Corp.	184,624	19,965,239
Cimarex Energy Co.	4,600	265,558
Cobalt International Energy, Inc.*	500	12,280
ConocoPhillips	67,685	3,925,053
CONSOL Energy, Inc.	12,100	388,410
Denbury Resources, Inc.*	20,855	337,851
Devon Energy Corp.	21,700	1,129,268

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Encana Corp.	152,000	$3,003,520
Energen Corp.	3,900	175,851
EOG Resources, Inc.	11,355	1,371,571
EQT Corp.	7,000	412,860
EXCO Resources, Inc.	6,600	44,682
Exxon Mobil Corp.	505,219	43,726,705
Hess Corp.	16,300	863,248
HollyFrontier Corp.	11,000	512,050
Laredo Petroleum Holdings, Inc.*	100	1,816
Marathon Oil Corp.	217,450	6,667,017
Marathon Petroleum Corp.	18,250	1,149,750
Murphy Oil Corp.	10,400	619,320
Newfield Exploration Co.*	7,200	192,816
Noble Energy, Inc.	7,400	752,876
Occidental Petroleum Corp.	82,400	6,312,664
Peabody Energy Corp.	14,500	385,845
Phillips 66	33,442	1,775,770
Pioneer Natural Resources Co.	1,100	117,249
Plains Exploration & Production Co.*	6,900	323,886
QEP Resources, Inc.	9,500	287,565
Royal Dutch Shell plc (ADR), Class A	19,400	1,337,630
SandRidge Energy, Inc.*	26,100	165,735
SM Energy Co.	600	31,326
Southwestern Energy Co.*	122,000	4,076,020
Spectra Energy Corp.	34,900	955,562
Teekay Corp.	1,900	60,990
Tesoro Corp.	7,500	330,375
Ultra Petroleum Corp.*	8,100	146,853
Valero Energy Corp.	47,300	1,613,876
Whiting Petroleum Corp.*	5,400	234,198
World Fuel Services Corp.	2,600	107,042
WPX Energy, Inc. *	10,566	157,222

		112,265,615

Total Energy		125,669,024

Financials (20.4%)
Capital Markets (3.0%)
Affiliated Managers Group, Inc.*	700	91,105
American Capital Ltd.*	17,800	213,600
Ameriprise Financial, Inc.	11,700	732,771
Ares Capital Corp.	11,800	206,500
Bank of New York Mellon Corp.	186,649	4,796,879
BlackRock, Inc.	36,603	7,566,206
Charles Schwab Corp.	57,500	825,700
E*TRADE Financial Corp.*	15,200	136,040
Federated Investors, Inc., Class B	800	16,184
Franklin Resources, Inc.	15,990	2,009,943
Goldman Sachs Group, Inc.	65,610	8,369,212
Invesco Ltd.	23,900	623,551
Janus Capital Group, Inc.	10,000	85,200
Jefferies Group, Inc.	7,500	139,275
Legg Mason, Inc.	7,500	192,900
LPL Financial Holdings, Inc.	232	6,533
Morgan Stanley	82,435	1,576,157
Northern Trust Corp.	11,500	576,840
Raymond James Financial, Inc.	6,100	235,033
State Street Corp.	102,540	4,820,406
TD Ameritrade Holding Corp.	12,400	208,444

		33,428,479

Commercial Banks (4.5%)
Associated Banc-Corp	9,300	$122,016
Bank of Hawaii Corp.	2,400	105,720
BankUnited, Inc.	1,800	43,992
BB&T Corp.	227,600	6,625,436
BOK Financial Corp.	1,400	76,244
CapitalSource, Inc.	12,400	93,992
CIT Group, Inc.*	89,800	3,469,872
City National Corp./California	2,500	123,800
Comerica, Inc.	10,500	318,570
Commerce Bancshares, Inc./Missouri	4,226	148,172
Cullen/Frost Bankers, Inc.	2,900	157,383
East West Bancorp, Inc.	7,700	165,473
Fifth Third Bancorp	49,200	747,348
First Citizens BancShares, Inc./North Carolina, Class A	300	49,050
First Horizon National Corp.	13,439	133,181
First Niagara Financial Group, Inc.	18,800	149,084
First Republic Bank/California	5,400	177,012
Fulton Financial Corp.	10,700	102,827
Huntington Bancshares, Inc./Ohio	46,200	295,218
KeyCorp	77,000	648,340
M&T Bank Corp.	6,767	666,346
PNC Financial Services Group, Inc.	66,913	3,901,697
Popular, Inc.*	5,420	112,682
Regions Financial Corp.	113,700	809,544
Signature Bank/New York*	2,200	156,948
SunTrust Banks, Inc.	28,800	816,480
SVB Financial Group*	2,400	134,328
Synovus Financial Corp.	42,000	102,900
TCF Financial Corp.	8,600	104,490
U.S. Bancorp	174,500	5,573,530
Valley National Bancorp	10,519	97,827
Wells Fargo & Co.	696,410	23,803,294
Zions Bancorp	9,800	209,720

		50,242,516

Consumer Finance (1.2%)
American Express Co.	19,100	1,097,868
Capital One Financial Corp.	143,250	8,298,472
Discover Financial Services	89,700	3,457,935
SLM Corp.	26,100	447,093

		13,301,368

Diversified Financial Services (5.5%)
Bank of America Corp.	926,343	10,745,579
CBOE Holdings, Inc.	600	17,676
Citigroup, Inc.	547,660	21,665,429
CME Group, Inc./Illinois	18,000	912,780
Interactive Brokers Group, Inc., Class A	2,100	28,728
JPMorgan Chase & Co.	598,201	26,302,898
Leucadia National Corp.	8,000	190,320
Moody’s Corp.	24,440	1,229,821
NASDAQ OMX Group, Inc.	6,200	155,062
NYSE Euronext	13,500	425,790

		61,674,083

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Insurance (4.5%)
ACE Ltd.	46,740	$3,729,852
Aflac, Inc.	25,000	1,328,000
Alleghany Corp.*	968	324,686
Allied World Assurance Co. Holdings AG	1,000	78,800
Allstate Corp.	26,200	1,052,454
American Financial Group, Inc./Ohio	4,600	181,792
American International Group, Inc.*	34,500	1,217,850
American National Insurance Co.	400	27,316
Aon plc	53,165	2,955,974
Arch Capital Group Ltd.*	6,400	281,728
Aspen Insurance Holdings Ltd.	3,800	121,904
Assurant, Inc.	4,600	159,620
Assured Guaranty Ltd.	8,600	122,378
Axis Capital Holdings Ltd.	5,800	200,912
Berkshire Hathaway, Inc., Class B*	107,206	9,616,378
Brown & Brown, Inc.	5,700	145,122
Chubb Corp.	43,370	3,266,628
Cincinnati Financial Corp.	7,800	305,448
CNA Financial Corp.	1,400	39,214
Endurance Specialty Holdings Ltd.	2,100	83,349
Everest Reinsurance Group Ltd.	2,800	307,860
Fidelity National Financial, Inc., Class A	60,000	1,413,000
Genworth Financial, Inc., Class A*	26,300	197,513
Hanover Insurance Group, Inc.	1,300	50,362
Hartford Financial Services Group, Inc.	23,500	527,340
HCC Insurance Holdings, Inc.	5,400	200,934
Kemper Corp.	2,600	76,700
Lincoln National Corp.	15,200	393,680
Loews Corp.	16,700	680,525
Markel Corp.*	600	260,052
Marsh & McLennan Cos., Inc.	6,100	210,267
MBIA, Inc.*	7,500	58,875
Mercury General Corp.	1,400	55,566
MetLife, Inc.	165,570	5,453,876
Old Republic International Corp.	13,800	146,970
PartnerReinsurance Ltd.	22,400	1,802,976
Principal Financial Group, Inc.	16,000	456,320
ProAssurance Corp.	3,400	143,446
Progressive Corp.	32,700	689,970
Protective Life Corp.	4,300	122,894
Prudential Financial, Inc.	68,485	3,652,305
Reinsurance Group of America, Inc.	22,300	1,193,496
RenaissanceReinsurance Holdings Ltd.	2,800	227,528
StanCorp Financial Group, Inc.	2,400	88,008
Torchmark Corp.	5,300	273,851
Travelers Cos., Inc.	59,869	4,299,792
Unum Group	15,200	316,464
Validus Holdings Ltd.	20,500	708,890
W. R. Berkley Corp.	5,900	222,666
White Mountains Insurance Group Ltd.	400	206,000
XL Group plc	16,600	415,996

		50,093,527

Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	3,300	$228,756
American Campus Communities, Inc. (REIT)	3,600	166,068
American Capital Agency Corp. (REIT)	16,010	463,329
Annaly Capital Management, Inc. (REIT)	52,138	732,018
Apartment Investment & Management Co. (REIT), Class A	2,000	54,120
AvalonBay Communities, Inc. (REIT)	5,960	808,116
BioMed Realty Trust, Inc. (REIT)	8,200	158,506
Boston Properties, Inc. (REIT)	6,700	708,927
Brandywine Realty Trust (REIT)	7,600	92,644
BRE Properties, Inc. (REIT)	2,900	147,407
Camden Property Trust (REIT)	1,100	75,031
CBL & Associates Properties, Inc. (REIT)	7,900	167,559
Chimera Investment Corp. (REIT)	54,900	143,289
CommonWealth REIT (REIT)	4,425	70,092
Corporate Office Properties Trust/Maryland (REIT)	3,800	94,924
DDR Corp. (REIT)	11,700	183,222
Douglas Emmett, Inc. (REIT)	7,400	172,420
Duke Realty Corp. (REIT)	14,200	196,954
Equity Lifestyle Properties, Inc. (REIT)	400	26,916
Equity Residential (REIT)	14,800	838,716
Extra Space Storage, Inc. (REIT)	2,000	72,780
Federal Realty Investment Trust (REIT)	800	83,216
General Growth Properties, Inc. (REIT)	28,259	560,941
Hatteras Financial Corp. (REIT)	5,200	129,012
HCP, Inc. (REIT)	20,861	942,500
Health Care REIT, Inc. (REIT)	11,400	698,706
Home Properties, Inc. (REIT)	1,200	73,572
Hospitality Properties Trust (REIT)	6,600	154,572
Host Hotels & Resorts, Inc. (REIT)	38,409	601,869
Kilroy Realty Corp. (REIT)	3,400	161,058
Kimco Realty Corp. (REIT)	21,700	419,244
Liberty Property Trust (REIT)	5,500	196,735
Macerich Co. (REIT)	7,135	415,971
Mack-Cali Realty Corp. (REIT)	4,700	122,717
MFA Financial, Inc. (REIT)	19,100	154,901
Mid-America Apartment Communities, Inc. (REIT)	100	6,475
National Retail Properties, Inc. (REIT)	5,700	177,840
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,200	166,060
Post Properties, Inc. (REIT)	1,700	84,915
Prologis, Inc. (REIT)	24,615	898,201
Rayonier, Inc. (REIT)	1,400	72,562
Realty Income Corp. (REIT)	7,100	285,491
Regency Centers Corp. (REIT)	1,900	89,528
Retail Properties of America, Inc. (REIT), Class A	4,500	53,865

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Senior Housing Properties Trust (REIT)	8,700	$205,668
Simon Property Group, Inc. (REIT)	2,624	414,828
SL Green Realty Corp. (REIT)	4,800	367,920
Taubman Centers, Inc. (REIT)	2,200	173,184
UDR, Inc. (REIT)	13,200	313,896
Ventas, Inc. (REIT)	15,506	1,003,548
Vornado Realty Trust (REIT)	9,958	797,437
Weingarten Realty Investors (REIT)	6,400	171,328
Weyerhaeuser Co. (REIT)	19,492	542,268

		16,141,822

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	2,100	61,677
Forest City Enterprises, Inc., Class A*	7,500	121,125
Howard Hughes Corp.*	1,485	108,435
Jones Lang LaSalle, Inc.	2,400	201,456
Realogy Holdings Corp.*	2,600	109,096
St. Joe Co.*	3,000	69,240

		671,029

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial, Inc.	8,716	101,890
Hudson City Bancorp, Inc.	28,200	229,266
New York Community Bancorp, Inc.	23,500	307,850
People’s United Financial, Inc.	14,900	180,141
TFS Financial Corp.*	4,200	40,404
Washington Federal, Inc.	5,700	96,159

		955,710

Total Financials		226,508,534

Health Care (12.8%)
Biotechnology (0.1%)
Vertex Pharmaceuticals, Inc.*	20,100	842,994

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	48,970	3,207,535
Alere, Inc.*	4,300	79,550
Baxter International, Inc.	104,000	6,932,640
Becton, Dickinson and Co.	13,780	1,077,458
Boston Scientific Corp.*	76,400	437,772
CareFusion Corp.*	11,800	337,244
Cooper Cos., Inc.	1,800	166,464
Covidien plc	122,100	7,050,054
DENTSPLY International, Inc.	4,200	166,362
Hill-Rom Holdings, Inc.	3,300	94,050
Hologic, Inc.*	14,100	282,423
Medtronic, Inc.	150,120	6,157,923
Sirona Dental Systems, Inc.*	2,400	154,704
St. Jude Medical, Inc.	45,600	1,647,984
Stryker Corp.	4,400	241,208
Teleflex, Inc.	2,200	156,882
Zimmer Holdings, Inc.	8,500	566,610

		28,756,863

Health Care Providers & Services (1.7%)
Aetna, Inc.	31,300	$1,449,190
Brookdale Senior Living, Inc.*	5,200	131,664
Cardinal Health, Inc.	8,500	350,030
Cigna Corp.	15,400	823,284
Community Health Systems, Inc.	4,800	147,552
Coventry Health Care, Inc.	7,600	340,708
HCA Holdings, Inc.	3,100	93,527
Health Management Associates, Inc., Class A*	13,700	127,684
Health Net, Inc.*	34,900	848,070
Henry Schein, Inc.*	2,100	168,966
Humana, Inc.	8,800	603,944
LifePoint Hospitals, Inc.*	2,600	98,150
McKesson Corp.	42,150	4,086,864
MEDNAX, Inc.*	2,600	206,752
Omnicare, Inc.	6,000	216,600
Patterson Cos., Inc.	300	10,269
Quest Diagnostics, Inc.	24,840	1,447,427
Tenet Healthcare Corp.*	5,200	168,844
UnitedHealth Group, Inc.	55,507	3,010,699
Universal Health Services, Inc., Class B	4,500	217,575
VCA Antech, Inc.*	4,600	96,830
WellPoint, Inc.	67,700	4,124,284

		18,768,913

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	10,200	96,084

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	1,100	115,555
Charles River Laboratories International, Inc.*	900	33,723
Covance, Inc.*	2,800	161,756
Life Technologies Corp.*	8,700	426,996
PerkinElmer, Inc.	6,000	190,440
QIAGEN N.V.*	12,600	228,690
Thermo Fisher Scientific, Inc.	49,240	3,140,527

		4,297,687

Pharmaceuticals (8.0%)
AstraZeneca plc (ADR)	66,500	3,143,455
Bristol-Myers Squibb Co.	8,337	271,703
Eli Lilly and Co.	34,900	1,721,268
Endo Health Solutions, Inc.*	2,300	60,421
Forest Laboratories, Inc.*	14,200	501,544
Hospira, Inc.*	8,800	274,912
Johnson & Johnson	386,365	27,084,187
Merck & Co., Inc.	281,796	11,536,728
Mylan, Inc.*	1,800	49,464
Novartis AG (ADR)	89,550	5,668,515
Pfizer, Inc.	1,462,366	36,676,139
Roche Holding AG	5,546	1,129,858
Roche Holding AG (ADR)	21,900	1,105,950

		89,224,144

Total Health Care		141,986,685

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Industrials (9.5%)
Aerospace & Defense (2.8%)
Alliant Techsystems, Inc.	1,800	$111,528
Boeing Co.	3,900	293,904
Engility Holdings, Inc.*	866	16,679
Exelis, Inc.	9,900	111,573
General Dynamics Corp.	27,100	1,877,217
Honeywell International, Inc.	198,925	12,625,770
Huntington Ingalls Industries, Inc.	2,666	115,544
L-3 Communications Holdings, Inc.	5,200	398,424
Lockheed Martin Corp.	73,320	6,766,703
Northrop Grumman Corp.	51,150	3,456,717
Raytheon Co.	17,800	1,024,568
Spirit AeroSystems Holdings, Inc., Class A*	4,900	83,153
Textron, Inc.	14,000	347,060
Triumph Group, Inc.	1,800	117,540
United Technologies Corp.	47,730	3,914,337

		31,260,717

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	1,100	43,505
FedEx Corp.	15,800	1,449,176
United Parcel Service, Inc., Class B	39,830	2,936,666
UTi Worldwide, Inc.	5,500	73,700

		4,503,047

Airlines (0.2%)
Copa Holdings S.A., Class A	400	39,780
Delta Air Lines, Inc.*	147,000	1,744,890
Southwest Airlines Co.	33,100	338,944

		2,123,614

Building Products (0.1%)
Fortune Brands Home & Security, Inc.*	35,200	1,028,544
Owens Corning, Inc.*	6,500	240,435

		1,268,979

Commercial Services & Supplies (0.5%)
ADT Corp.	12,400	576,476
Avery Dennison Corp.	5,500	192,060
Cintas Corp.	3,200	130,880
Corrections Corp. of America	5,300	187,991
Covanta Holding Corp.	5,400	99,468
Iron Mountain, Inc.	544	16,891
KAR Auction Services, Inc.	1,500	30,360
Pitney Bowes, Inc.	3,400	36,176
R.R. Donnelley & Sons Co.	9,600	86,400
Republic Services, Inc.	16,200	475,146
Tyco International Ltd.	97,220	2,843,685
Waste Connections, Inc.	6,150	207,809
Waste Management, Inc.	24,700	833,378

		5,716,720

Construction & Engineering (0.2%)
AECOM Technology Corp.*	6,000	142,800
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,000	92,700
Fluor Corp.	7,490	439,963

Jacobs Engineering Group, Inc.*	6,900	$293,733
KBR, Inc.	7,900	236,368
Quanta Services, Inc.*	11,100	302,919
Shaw Group, Inc.*	3,500	163,135
URS Corp.	4,000	157,040

		1,828,658

Electrical Equipment (0.3%)
Eaton Corp. plc	52,421	2,841,218
Emerson Electric Co.	6,200	328,352
General Cable Corp.*	2,500	76,025
GrafTech International Ltd.*	6,700	62,913
Hubbell, Inc., Class B	600	50,778
Regal-Beloit Corp.	2,100	147,987

		3,507,273

Industrial Conglomerates (3.0%)
3M Co.	39,990	3,713,072
Carlisle Cos., Inc.	3,000	176,280
Danaher Corp.	65,040	3,635,736
General Electric Co.	1,235,200	25,926,848

		33,451,936

Machinery (1.6%)
AGCO Corp.*	5,200	255,424
CNH Global N.V.	1,500	60,435
Colfax Corp.*	1,800	72,630
Crane Co.	2,600	120,328
Cummins, Inc.	54,950	5,953,832
Dover Corp.	9,800	643,958
Flowserve Corp.	11,100	1,629,480
Gardner Denver, Inc.	2,700	184,950
Harsco Corp.	4,300	101,050
IDEX Corp.	3,600	167,508
Illinois Tool Works, Inc.	1,300	79,053
Ingersoll-Rand plc	2,900	139,084
ITT Corp.	3,750	87,975
Kennametal, Inc.	4,300	172,000
Manitowoc Co., Inc.	1,600	25,088
Navistar International Corp.*	3,200	69,664
Nordson Corp.	300	18,936
Oshkosh Corp.*	4,900	145,285
PACCAR, Inc.	14,800	669,108
Parker Hannifin Corp.	14,600	1,241,876
Pentair Ltd. (Registered)	27,552	1,354,181
Snap-on, Inc.	2,500	197,475
SPX Corp.	1,900	133,285
Stanley Black & Decker, Inc.	36,841	2,725,129
Terex Corp.*	5,900	165,849
Timken Co.	16,100	770,063
Trinity Industries, Inc.	4,200	150,444
WABCO Holdings, Inc.*	300	19,557
Xylem, Inc.	8,800	238,480

		17,592,127

Marine (0.0%)
Kirby Corp.*	800	49,512
Matson, Inc.	2,100	51,912

		101,424

Professional Services (0.1%)
Dun & Bradstreet Corp.	12,690	998,069
Equifax, Inc.	600	32,472

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Manpower, Inc.	4,300	$182,492
Nielsen Holdings N.V.*	4,829	147,719
Towers Watson & Co., Class A	3,300	185,493
Verisk Analytics, Inc., Class A*	1,100	56,100

		1,602,345

Road & Rail (0.3%)
Canadian National Railway Co.	10,450	951,054
Con-way, Inc.	1,300	36,166
CSX Corp.	17,900	353,167
Hertz Global Holdings, Inc.*	5,700	92,739
Kansas City Southern	1,300	108,524
Norfolk Southern Corp.	17,400	1,076,016
Ryder System, Inc.	2,700	134,811

		2,752,477

Trading Companies & Distributors (0.0%)
Air Lease Corp.*	3,600	77,400
GATX Corp.	2,500	108,250
MRC Global, Inc.*	400	11,112
WESCO International, Inc.*	2,300	155,089

		351,851

Total Industrials		106,061,168

Information Technology (7.3%)
Communications Equipment (1.8%)
Brocade Communications Systems, Inc.*	24,500	130,585
Cisco Systems, Inc.	916,100	18,001,365
EchoStar Corp., Class A*	1,500	51,330
Harris Corp.	24,300	1,189,728
JDS Uniphase Corp.*	12,300	166,542
Juniper Networks, Inc.*	28,300	556,661
Palo Alto Networks, Inc.*	84	4,496
Polycom, Inc.*	9,500	99,370

		20,200,077

Computers & Peripherals (0.7%)
Dell, Inc.	118,400	1,199,392
Diebold, Inc.	3,100	94,891
Hewlett-Packard Co.	359,370	5,121,023
Lexmark International, Inc., Class A	3,800	88,122
NetApp, Inc.*	6,400	214,720
SanDisk Corp.*	13,000	566,280
Stratasys Ltd.*	1,040	83,356
Western Digital Corp.	7,400	314,426

		7,682,210

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.*	5,900	224,672
Avnet, Inc.*	7,700	235,697
AVX Corp.	2,500	26,950
Corning, Inc.	81,200	1,024,744
Dolby Laboratories, Inc., Class A	1,100	32,263
FLIR Systems, Inc.	1,500	33,465
Ingram Micro, Inc., Class A*	8,100	137,052
Itron, Inc.*	2,100	93,555
Jabil Circuit, Inc.	8,000	154,320
Molex, Inc.	7,300	199,509
Tech Data Corp.*	2,100	95,613
Vishay Intertechnology, Inc.*	7,700	81,851

		2,339,691

Internet Software & Services (0.1%)
Akamai Technologies, Inc.*	700	$28,637
AOL, Inc.*	3,775	111,778
IAC/InterActiveCorp	3,300	156,090
VeriSign, Inc.*	700	27,174
Yahoo!, Inc.*	65,200	1,297,480

		1,621,159

IT Services (1.2%)
Accenture plc, Class A	63,620	4,230,730
Amdocs Ltd.	9,000	305,910
Booz Allen Hamilton Holding Corp.	1,212	16,871
Computer Sciences Corp.	8,300	332,415
CoreLogic, Inc.*	5,700	153,444
DST Systems, Inc.	1,500	90,900
Fidelity National Information Services, Inc.	13,417	467,046
Fiserv, Inc.*	14,200	1,122,226
Genpact Ltd.	1,300	20,150
International Business Machines Corp.	19,610	3,756,295
Mastercard, Inc., Class A	1,864	915,746
Paychex, Inc.	1,200	37,368
SAIC, Inc.	9,800	110,936
Total System Services, Inc.	1,200	25,704
Western Union Co.	100,825	1,372,228

		12,957,969

Office Electronics (0.1%)
Xerox Corp.	72,094	491,681
Zebra Technologies Corp., Class A*	2,300	90,344

		582,025

Semiconductors & Semiconductor Equipment (1.9%)
Analog Devices, Inc.	14,600	614,076
Applied Materials, Inc.	257,800	2,949,232
Atmel Corp.*	21,700	142,135
Avago Technologies Ltd.	700	22,162
Broadcom Corp., Class A*	11,200	371,952
Cree, Inc.*	6,200	210,676
Cypress Semiconductor Corp.*	3,300	35,772
Fairchild Semiconductor International, Inc.*	6,800	97,920
Freescale Semiconductor Ltd.*	100	1,101
Intel Corp.	136,450	2,814,963
KLA-Tencor Corp.	9,000	429,840
Lam Research Corp.*	7,312	264,183
Marvell Technology Group Ltd.	25,100	182,226
Maxim Integrated Products, Inc.	7,800	229,320
Micron Technology, Inc.*	275,500	1,749,425
NVIDIA Corp.	33,100	406,799
ON Semiconductor Corp.*	24,300	171,315
PMC-Sierra, Inc.*	12,400	64,604
Silicon Laboratories, Inc.*	200	8,362
Skyworks Solutions, Inc.*	1,100	22,330
Teradyne, Inc.*	8,700	146,943
Texas Instruments, Inc.	336,625	10,415,178

		21,350,514

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Software (1.3%)
Activision Blizzard, Inc.	22,600	$240,012
Adobe Systems, Inc.*	117,400	4,423,632
CA, Inc.	26,700	586,866
Compuware Corp.*	11,000	119,570
Electronic Arts, Inc.*	17,000	247,010
Microsoft Corp.	124,650	3,331,894
Oracle Corp.	89,105	2,968,979
Rovi Corp.*	4,700	72,521
ServiceNow, Inc.*	177	5,315
Symantec Corp.*	104,900	1,973,169
Synopsys, Inc.*	7,200	229,248
Workday, Inc., Class A*	420	22,890

		14,221,106

Total Information Technology		80,954,751

Materials (3.1%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	31,910	2,681,078
Albemarle Corp.	2,100	130,452
Ashland, Inc.	4,200	337,722
Cabot Corp.	3,400	135,286
CF Industries Holdings, Inc.	2,781	564,988
Cytec Industries, Inc.	2,500	172,075
Dow Chemical Co.	64,000	2,068,480
Eastman Chemical Co.	1,500	102,075
Huntsman Corp.	10,200	162,180
Intrepid Potash, Inc.	1,500	31,935
Kronos Worldwide, Inc.	1,000	19,500
LyondellBasell Industries N.V., Class A	58,000	3,311,220
Monsanto Co.	66,550	6,298,957
Mosaic Co.	15,900	900,417
PPG Industries, Inc.	20,370	2,757,080
Rockwood Holdings, Inc.	2,600	128,596
RPM International, Inc.	4,300	126,248
Scotts Miracle-Gro Co., Class A	300	13,215
W.R. Grace & Co.*	300	20,169
Westlake Chemical Corp.	800	63,440

		20,025,113

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,200	113,136
Vulcan Materials Co.	6,900	359,145

		472,281

Containers & Packaging (0.1%)
AptarGroup, Inc.	2,400	114,528
Bemis Co., Inc.	5,500	184,030
Crown Holdings, Inc.*	6,000	220,860
Greif, Inc., Class A	1,700	75,650
Owens-Illinois, Inc.*	2,200	46,794
Packaging Corp. of America	400	15,388
Rock-Tenn Co., Class A	3,400	237,694
Sealed Air Corp.	10,300	180,353
Sonoco Products Co.	5,400	160,542

		1,235,839

Metals & Mining (1.0%)
Alcoa, Inc.	57,000	494,760
Allegheny Technologies, Inc.	5,700	173,052

Barrick Gold Corp.	153,950	$5,389,790
Carpenter Technology Corp.	2,200	113,586
Cliffs Natural Resources, Inc.	7,600	293,056
Commercial Metals Co.	6,200	92,132
Freeport-McMoRan Copper & Gold, Inc.	50,800	1,737,360
Molycorp, Inc.*	2,600	24,544
Newmont Mining Corp.	26,300	1,221,372
Nucor Corp.	17,000	734,060
Reliance Steel & Aluminum Co.	4,000	248,400
Southern Copper Corp.	2,200	83,292
Steel Dynamics, Inc.	9,100	124,943
Tahoe Resources, Inc.*	3,300	60,456
Titanium Metals Corp.	4,200	69,342
United States Steel Corp.	7,700	183,799
Walter Energy, Inc.	3,300	118,404

		11,162,348

Paper & Forest Products (0.1%)
Domtar Corp.	2,000	167,040
International Paper Co.	23,400	932,256
MeadWestvaco Corp.	9,200	293,204

		1,392,500

Total Materials		34,288,081

Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	545,765	18,397,738
CenturyLink, Inc.	70,864	2,772,200
Frontier Communications Corp.	53,339	228,291
Level 3 Communications, Inc.*	4,140	95,675
Windstream Corp.	12,700	105,156

		21,599,060

Wireless Telecommunication Services (1.1%)
Clearwire Corp., Class A*	18,700	54,043
MetroPCS Communications, Inc.*	16,200	161,028
NII Holdings, Inc.*	9,100	64,883
Sprint Nextel Corp.*	160,500	910,035
Telephone & Data Systems, Inc.	5,026	111,276
U.S. Cellular Corp.*	700	24,668
Vodafone Group plc	1,292,883	3,251,428
Vodafone Group plc (ADR)	322,500	8,123,775

		12,701,136

Total Telecommunication Services		34,300,196

Utilities (3.1%)
Electric Utilities (1.8%)
American Electric Power Co., Inc.	45,900	1,959,012
Duke Energy Corp.	37,712	2,406,026
Edison International	49,700	2,245,943
Entergy Corp.	9,500	605,625
Exelon Corp.	45,586	1,355,728
FirstEnergy Corp.	22,370	934,171
Great Plains Energy, Inc.	55,000	1,117,050
Hawaiian Electric Industries, Inc.	5,100	128,214
NextEra Energy, Inc.	22,300	1,542,937
Northeast Utilities	16,778	655,684
NV Energy, Inc.	106,000	1,922,840

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

OGE Energy Corp.	5,300	$298,443
Pepco Holdings, Inc.	12,200	239,242
Pinnacle West Capital Corp.	5,900	300,782
PPL Corp.	43,846	1,255,311
Southern Co.	46,500	1,990,665
Westar Energy, Inc.	6,700	191,754
Xcel Energy, Inc.	26,000	694,460

		19,843,887

Gas Utilities (0.2%)
AGL Resources, Inc.	6,300	251,811
Atmos Energy Corp.	37,600	1,320,512
National Fuel Gas Co.	3,900	197,691
Questar Corp.	7,300	144,248
UGI Corp.	6,000	196,260

		2,110,522

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	34,300	367,010
Calpine Corp.*	21,600	391,608
NRG Energy, Inc.	12,100	278,179

		1,036,797

Multi-Utilities (1.0%)
Alliant Energy Corp.	5,900	259,069
Ameren Corp.	13,000	399,360
CenterPoint Energy, Inc.	33,100	637,175
CMS Energy Corp.	14,000	341,320
Consolidated Edison, Inc.	15,700	871,978
Dominion Resources, Inc.	30,600	1,585,080
DTE Energy Co.	13,400	804,670
Integrys Energy Group, Inc.	4,200	219,324
MDU Resources Group, Inc.	10,100	214,524
NiSource, Inc.	15,200	378,328
PG&E Corp.	41,875	1,682,537
Public Service Enterprise Group, Inc.	39,815	1,218,339
SCANA Corp.	6,300	287,532
Sempra Energy	12,900	915,126
TECO Energy, Inc.	11,500	192,740
Vectren Corp.	4,400	129,360
Wisconsin Energy Corp.	12,300	453,255

		10,589,717

Water Utilities (0.0%)
American Water Works Co., Inc.	9,400	349,022
Aqua America, Inc.	6,600	167,772

		516,794

Total Utilities		34,097,717

Total Common Stocks (87.4%) (Cost $783,119,103)		970,784,945

CONVERTIBLE PREFERRED STOCKS:
Industrials (0.0%)
Aerospace & Defense (0.0%)
United Technologies Corp. 7.500%*	5,230	291,363

Total Industrials		291,363

Utilities (0.0%)
Electric Utilities (0.0%)
PPL Corp. 9.500%	7,500	$392,325

Total Utilities		392,325

Total Convertible Preferred Stock (0.0%) (Cost $637,641)		683,688

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30* (Cost $1,590)	300	1,923

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (2.0%)
U.S. Treasury Bills 0.09%, 5/2/13 #(p)	$22,010,000	22,003,402

Total Short-Term Investments (2.0%) (Cost $21,999,643)		22,003,402

Total Investments (89.4%) (Cost $805,757,977)		993,473,958
Other Assets Less Liabilities (10.6%)		117,215,333

Net Assets (100%)		$1,110,689,291

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,003,401.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

At December 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,571	March-13	$111,627,880	$111,548,855	$(79,025)
S&P MidCap 400 E-Mini Index	204	March-13	20,585,706	20,769,240	183,534

					$104,509

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$115,052,911	$—	$—	$115,052,911
Consumer Staples	63,927,539	7,938,339	—	71,865,878
Energy	125,669,024	—	—	125,669,024
Financials	226,508,534	—	—	226,508,534
Health Care	140,856,827	1,129,858	—	141,986,685
Industrials	106,061,168	—	—	106,061,168
Information Technology	80,954,751	—	—	80,954,751
Materials	34,288,081	—	—	34,288,081
Telecommunication Services	31,048,768	3,251,428	—	34,300,196
Utilities	34,097,717	—	—	34,097,717
Convertible Preferred Stocks
Industrials	291,363	—	—	291,363
Utilities	392,325	—	—	392,325
Futures	183,534	—	—	183,534
Rights
Health Care	1,923	—	—	1,923
Short-Term Investments	—	22,003,402	—	22,003,402

Total Assets	$959,334,465	$34,323,027	$—	$993,657,492

Liabilities:
Futures	$(79,025)	$—	$—	$(79,025)

Total Liabilities	$(79,025)	$—	$—	$(79,025)

Total	$959,255,440	$34,323,027	$—	$993,578,467

(a)	A Security with a market value of $392,325 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	1,526	127
Purchases	—	—
Sales	(1,526)	(127)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 12/31/12.	$—	$—

Fair Values of Derivative Instruments as of December 31, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	183,534	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$183,534

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(79,025	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(79,025)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	27,480,122	—	—	27,480,122
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$27,480,122	$—	$—	$27,480,122

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,853,621)	—	—	(1,853,621)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,853,621)	$—	$—	$(1,853,621)

The Portfolio held futures contracts with an average notional balance of approximately $159,381,000 during the year ended December 31, 2012.

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$272,601,398
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$358,496,580

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,438,608
Aggregate gross unrealized depreciation	(20,663,451)

Net unrealized appreciation	$171,775,157

Federal income tax cost of investments	$821,698,801

For the year ended December 31, 2012, the Portfolio incurred approximately $7,780 as brokerage commissions with Sanford C. Bernstein & Co., LLC and $64 with Williams Capital Group, affiliated broker/dealers. Effective May 1, 2012, Williams Capital is no longer an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $577,393,170, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $60,948,981 during 2012.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value (Cost $805,757,977)	$993,473,958
Cash	114,076,341
Due from broker for futures variation margin	3,306,895
Dividends, interest and other receivables	1,392,565
Receivable for securities sold	423,379
Receivable from Separate Accounts for Trust shares sold	99,401
Other assets	2,422

Total assets	1,112,774,961

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	834,099
Investment management fees payable	665,428
Payable for securities purchased	190,797
Administrative fees payable	173,280
Distribution fees payable - Class B	85,919
Trustees’ fees payable	25,147
Distribution fees payable - Class A	2,232
Accrued expenses	108,768

Total liabilities	2,085,670

NET ASSETS	$1,110,689,291

Net assets were comprised of:
Paid in capital	$1,534,617,168
Accumulated undistributed net investment income (loss)	479,143
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(612,228,713)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	187,821,693

Net assets	$1,110,689,291

Class A
Net asset value, offering and redemption price per share, $10,546,428 / 1,010,838 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.43

Class B
Net asset value, offering and redemption price per share, $406,197,117 / 38,917,488 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.44

Class K
Net asset value, offering and redemption price per share, $693,945,746 / 66,508,680 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.43

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (net of $90,617 foreign withholding tax)	$26,136,195
Interest	163,489

Total income	26,299,684

EXPENSES
Investment management fees	8,264,588
Administrative fees	1,723,143
Distribution fees - Class B	1,033,158
Printing and mailing expenses	126,546
Custodian fees	118,299
Professional fees	71,502
Distribution fees - Class A	49,298
Trustees’ fees	22,949
Miscellaneous	25,508

Gross expenses	11,434,991
Less:
Waiver from investment advisor	(76,944)
Fees paid indirectly	(56,594)

Net expenses	11,301,453

NET INVESTMENT INCOME (LOSS)	14,998,231

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	39,524,237
Futures	27,480,122
Foreign currency transactions	2,297

Net realized gain (loss)	67,006,656

Change in unrealized appreciation (depreciation) on:
Securities	86,606,837
Futures	(1,853,621)
Foreign currency translations	177

Net change in unrealized appreciation (depreciation)	84,753,393

NET REALIZED AND UNREALIZED GAIN (LOSS)	151,760,049

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$166,758,280

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,998,231	$13,781,152
Net realized gain (loss) on investments, futures and foreign currency transactions	67,006,656	17,209,216
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	84,753,393	(90,498,775)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	166,758,280	(59,508,407)

DIVIDENDS:
Dividends from net investment income
Class A	(126,467)	(821,923)
Class B	(4,854,673)	(4,458,615)
Class K†	(10,046,122)	(8,769,131)

TOTAL DIVIDENDS	(15,027,262)	(14,049,669)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 456,295 and 2,347,648 shares, respectively ]	4,429,876	23,307,082
Capital shares issued in reinvestment of dividends [ 11,965 and 92,905 shares, respectively ]	126,467	821,923
Capital shares repurchased [ (3,092,163) and (89,352,741) shares, respectively ]	(31,056,622)	(814,874,044	)(z)

Total Class A transactions	(26,500,279)	(790,745,039)

Class B
Capital shares sold [ 1,797,474 and 4,124,821 shares, respectively ]	17,682,733	39,646,706
Capital shares issued in reinvestment of dividends [ 459,167 and 503,793 shares, respectively ]	4,854,673	4,458,615
Capital shares repurchased [ (7,526,693) and (10,458,466) shares, respectively ]	(75,128,646)	(102,046,050)

Total Class B transactions	(52,591,240)	(57,940,729)

Class K†
Capital shares sold [ 2,875,336 and 75,746,207 shares, respectively ]	28,983,175	676,188,755	(z)
Capital shares issued in reinvestment of dividends [ 950,578 and 991,158 shares, respectively ]	10,046,122	8,769,131
Capital shares repurchased [ (11,848,056) and (2,206,543) shares, respectively ]	(118,857,296)	(19,743,796)

Total Class K transactions	(79,827,999)	665,214,090

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(158,919,518)	(183,471,678)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,188,500)	(257,029,754)
NET ASSETS:
Beginning of year	1,117,877,791	1,374,907,545

End of year (a)	$1,110,689,291	$1,117,877,791

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$479,143	$490,862

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Large Cap Value Portfolio exchanged approximately 75,097,387 Class A shares for approximately 75,097,387 Class K shares. This exchange amounted to approximately $670,375,386.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012	2011		2010	2009		2008
Net asset value, beginning of year	$9.14	$9.78		$8.72	$7.21		$11.79

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.10	(e)	0.10 (e)	0.15	(e)	0.18 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.31	(0.62)		1.07	1.53		(4.58)

Total from investment operations	1.42	(0.52)		1.17	1.68		(4.40)

Less distributions:
Dividends from net investment income	(0.13)	(0.12)		(0.11)	(0.17)		(0.16)
Distributions from net realized gains	—	—		—	—		(0.02)

Total dividends and distributions	(0.13)	(0.12)		(0.11)	(0.17)		(0.18)

Net asset value, end of year	$10.43	$9.14		$9.78	$8.72		$7.21

Total return	15.47%	(5.23)%		13.39%	23.29%		(37.33)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,546	$33,205		$885,584	$1,018,251		$1,180,738
Ratio of expenses to average net assets:
After waivers	1.16%	0.91%		0.91%	0.93%		1.05%
After waivers and fees paid indirectly	1.16%	0.90%		0.91%	0.82	%(c)	1.03%
Before waivers and fees paid indirectly	1.17%	0.91%		0.91%	0.93%		1.05%
Ratio of net investment income (loss) to average net assets:
After waivers	1.07%	1.01%		1.13%	1.92%		1.79%
After waivers and fees paid indirectly	1.08%	1.01%		1.14%	2.04%		1.82%
Before waivers and fees paid indirectly	1.07%	1.01%		1.13%	1.92%		1.79%
Portfolio turnover rate	28%	37%		35%	77%		60%

	Year Ended December 31,
Class B	2012	2011		2010	2009		2008
Net asset value, beginning of year	$9.14	$9.78		$8.72	$7.21		$11.79

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.09	(e)	0.08 (e)	0.13	(e)	0.15 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.31	(0.63)		1.06	1.53		(4.57)

Total from investment operations	1.43	(0.54)		1.14	1.66		(4.42)

Less distributions:
Dividends from net investment income	(0.13)	(0.10)		(0.08)	(0.15)		(0.14)
Distributions from net realized gains	—	—		—	—		(0.02)

Total dividends and distributions	(0.13)	(0.10)		(0.08)	(0.15)		(0.16)

Net asset value, end of year	$10.44	$9.14		$9.78	$8.72		$7.21

Total return	15.58%	(5.47)%		13.11%	22.97%		(37.49)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$406,197	$403,797		$489,324	$484,944		$439,812
Ratio of expenses to average net assets:
After waivers	1.16%	1.16%		1.16%	1.18%		1.30%
After waivers and fees paid indirectly	1.16%	1.15	%(c)	1.16%	1.07	%(c)	1.28%
Before waivers and fees paid indirectly	1.17%	1.16%		1.16%	1.18%		1.30%
Ratio of net investment income (loss) to average net assets:
After waivers	1.17%	0.95%		0.88%	1.63%		1.51%
After waivers and fees paid indirectly	1.18%	0.95%		0.89%	1.73%		1.53%
Before waivers and fees paid indirectly	1.16%	0.95%		0.88%	1.63%		1.51%
Portfolio turnover rate	28%	37%		35%	77%		60%

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.14	$8.85

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.30	0.36

Total from investment operations	1.44	0.41

Less distributions:
Dividends from net investment income	(0.15)	(0.12)

Net asset value, end of period	$10.43	$9.14

Total return (b)	15.76%	4.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$693,946	$680,876
Ratio of expenses to average net assets:
After waivers (a)	0.91%	0.91%
After waivers and fees paid indirectly (a)	0.91%	0.90%
Before waivers and fees paid indirectly (a)	0.92%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.42%	1.65%
After waivers and fees paid indirectly (a)	1.43%	1.65%
Before waivers and fees paid indirectly (a)	1.42%	1.65%
Portfolio turnover rate	28%	37%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

➢	Franklin Advisers, Inc.

➢	Wellington Management Company, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares*	15.34%	1.73%	8.68%
Portfolio – Class B Shares*	15.46	1.53	8.45
Portfolio – Class K Shares**	15.69	N/A	14.59
Russell 2500TM Growth Index	16.13	4.07	10.55
Volatility Managed Index – Mid Cap Growth 2500	16.85	7.46	11.99
* Date of inception 12/31/01. ** Date of inception 8/26/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 15.34% for the year ended December 31, 2012. The Portfolio’s benchmarks, the Russell 2500TM Growth Index, returned 16.13%, and the Volatility Managed Index – Mid Cap Growth 2500 returned 16.85%, over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its primary benchmark.

Portfolio Highlights

What helped performance during the year:

•	Positive stock selection in the Consumer Discretionary and Materials sectors led relative performance for the year. Stock selection was also notably positive in the Industrials and Financials sectors.

•

Individual contributors included Catamaran Corporation and Catalyst Health in the Health Care sector and Mellanox Technologies, LinkedIn Corporation and Salesforce.com in the Information Technology sector.

•	A slight overweight in the Energy sector relative to the benchmark was also additive to performance.

What hurt performance during the year:

•

Stock selection and overweighting in Information Technology detracted from the Portfolio’s relative performance as customers of many companies delayed purchase decisions largely because of economic and U.S. fiscal concerns. Key detractors included IT services companies ServiceSource International and Higher One Holdings and wireless network provider Aruba Networks, Inc.

•	Stock selection was also detrimental in the Health Care and Energy sectors.

•

An underweight in Monster Beverage Corp. detracted from relative returns, as Monster is one of the fastest growing brands in a fast growing beverage market (energy drinks) with a large opportunity to expand internationally.

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 12/31/12	% of Net Assets
Information Technology	17.3%
Consumer Discretionary	15.7
Industrials	14.7
Health Care	12.2
Financials	6.9
Energy	4.6
Materials	3.6
Consumer Staples	2.1
Telecommunication Services	0.9
Utilities	0.2
Cash and Other	21.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,061.40	$6.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.83	6.37
Class B
Actual	1,000.00	1,062.20	6.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.83	6.37
Class K
Actual	1,000.00	1,063.50	5.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	5.10

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.26%, 1.26% and 1.01%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.7%)
Auto Components (0.9%)
Allison Transmission Holdings, Inc.	41,406	$845,511
Cooper Tire & Rubber Co.	5,716	144,958
Dana Holding Corp.	1,649	25,741
Dorman Products, Inc.	2,612	92,308
Drew Industries, Inc.	970	31,282
Fuel Systems Solutions, Inc.*	333	4,895
Gentex Corp.	15,335	288,605
Gentherm, Inc.*	3,147	41,855
Goodyear Tire & Rubber Co.*	25,967	358,604
Tenneco, Inc.*	69,274	2,432,210
Tower International, Inc.*	670	5,394
Visteon Corp.*	310	16,684

		4,288,047

Automobiles (0.1%)
Tesla Motors, Inc.*	7,486	253,551
Thor Industries, Inc.	328	12,277
Winnebago Industries, Inc.*	895	15,331

		281,159

Distributors (0.5%)
Core-Mark Holding Co., Inc.	206	9,754
LKQ Corp.*	97,910	2,065,901
Pool Corp.	5,048	213,631

		2,289,286

Diversified Consumer Services (0.8%)
American Public Education, Inc.*	1,924	69,476
Apollo Group, Inc., Class A*	10,201	213,405
Bridgepoint Education, Inc.*	1,863	19,189
Capella Education Co.*	1,339	37,800
Coinstar, Inc.*	25,622	1,332,600
Collectors Universe	569	5,707
Grand Canyon Education, Inc.*	54,364	1,275,923
Hillenbrand, Inc.	5,890	133,173
ITT Educational Services, Inc.*	2,578	44,625
K12, Inc.*	2,852	58,295
LifeLock, Inc.*	1,682	13,675
Mac-Gray Corp.	177	2,221
Matthews International Corp., Class A	1,421	45,614
National American University Holdings, Inc.	364	1,402
Sotheby’s, Inc.	2,547	85,630
Steiner Leisure Ltd.*	1,627	78,405
Strayer Education, Inc.	1,267	71,167
Universal Technical Institute, Inc.	1,520	15,261
Weight Watchers International, Inc.	2,823	147,812

		3,651,380

Hotels, Restaurants & Leisure (2.6%)
AFC Enterprises, Inc.*	2,603	68,016
Ameristar Casinos, Inc.	3,088	81,029
Bally Technologies, Inc.*	4,333	193,728
Biglari Holdings, Inc.*	12	4,680
BJ’s Restaurants, Inc.*	2,617	86,099

Bloomin’ Brands, Inc.*	1,402	$21,927
Bob Evans Farms, Inc.	424	17,045
Boyd Gaming Corp.*	464	3,081
Bravo Brio Restaurant Group, Inc.*	2,079	27,921
Brinker International, Inc.	8,018	248,478
Buffalo Wild Wings, Inc.*	25,282	1,841,035
Burger King Worldwide, Inc.	79,075	1,299,993
Caesars Entertainment Corp.*	3,531	24,435
Caribou Coffee Co., Inc.*	2,254	36,492
Carrols Restaurant Group, Inc.*	1,093	6,536
CEC Entertainment, Inc.	1,952	64,787
Cheesecake Factory, Inc.	24,772	810,540
Choice Hotels International, Inc.	253	8,506
Churchill Downs, Inc.	460	30,567
Chuy’s Holdings, Inc.*	494	11,036
Cracker Barrel Old Country Store, Inc.	2,040	131,090
Del Frisco’s Restaurant Group, Inc.*	394	6,143
Denny’s Corp.*	8,057	39,318
DineEquity, Inc.*	1,619	108,473
Domino’s Pizza, Inc.	6,124	266,700
Dunkin’ Brands Group, Inc.	7,580	251,504
Einstein Noah Restaurant Group, Inc.	625	7,631
Fiesta Restaurant Group, Inc.*	1,557	23,853
Ignite Restaurant Group, Inc.*	704	9,152
Interval Leisure Group, Inc.	4,148	80,430
Jack in the Box, Inc.*	36,708	1,049,849
Jamba, Inc.*	8,150	18,256
Life Time Fitness, Inc.*	21,904	1,077,896
Morgans Hotel Group Co.*	1,019	5,645
MTR Gaming Group, Inc.*	2,434	10,150
Multimedia Games Holding Co., Inc.*	2,939	43,233
Nathan’s Famous, Inc.*	276	9,301
Orient-Express Hotels Ltd., Class A*	80,756	944,038
Panera Bread Co., Class A*	12,453	1,977,910
Papa John’s International, Inc.*	1,918	105,375
Penn National Gaming, Inc.*	568	27,895
Pinnacle Entertainment, Inc.*	393	6,221
Premier Exhibitions, Inc.*	2,718	7,366
Red Robin Gourmet Burgers, Inc.*	705	24,880
Ruth’s Hospitality Group, Inc.*	3,774	27,437
Scientific Games Corp., Class A*	642	5,566
SHFL Entertainment, Inc.*	5,882	85,289
Six Flags Entertainment Corp.	4,224	258,509
Sonic Corp.*	4,836	50,343
Texas Roadhouse, Inc.	6,669	112,039
Town Sports International Holdings, Inc.	2,482	26,433
Vail Resorts, Inc.	1,359	73,508

		11,757,364

Household Durables (0.6%)
American Greetings Corp., Class A	252	4,256
Blyth, Inc.	1,113	17,307
Cavco Industries, Inc.*	662	33,087

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

D.R. Horton, Inc.	2,186	$43,239
Ethan Allen Interiors, Inc.	2,240	57,590
iRobot Corp.*	2,931	54,927
Jarden Corp.*	1,948	100,712
La-Z-Boy, Inc.	1,648	23,319
Libbey, Inc.*	2,196	42,493
Meritage Homes Corp.*	790	29,506
NVR, Inc.*	480	441,600
Ryland Group, Inc.	2,669	97,418
Skullcandy, Inc.*	1,732	13,492
Standard Pacific Corp.*	55,850	410,498
Tempur-Pedic International, Inc.*	6,308	198,639
Tupperware Brands Corp.	5,937	380,562
Whirlpool Corp.	8,170	831,298
Zagg, Inc.*	2,730	20,093

		2,800,036

Internet & Catalog Retail (1.1%)
Blue Nile, Inc.*	17,911	689,573
CafePress, Inc.*	487	2,810
Geeknet, Inc.*	455	7,326
HomeAway, Inc.*	62,796	1,381,512
HSN, Inc.	3,787	208,588
Kayak Software Corp.*	257	10,208
Netflix, Inc.*	5,899	547,309
Nutrisystem, Inc.	3,025	24,775
Orbitz Worldwide, Inc.*	2,482	6,751
Overstock.com, Inc.*	1,220	17,458
PetMed Express, Inc.	2,098	23,288
Shutterfly, Inc.*	36,465	1,089,210
TripAdvisor, Inc.*	21,770	913,469
U.S. Auto Parts Network, Inc.*	1,660	3,038
Vitacost.com, Inc.*	2,359	15,994

		4,941,309

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	1,358	45,344
Brunswick Corp.	24,929	725,184
LeapFrog Enterprises, Inc.*	5,412	46,705
Marine Products Corp.	464	2,654
Polaris Industries, Inc.	6,871	578,195
Smith & Wesson Holding Corp.*	6,947	58,633
Sturm Ruger & Co., Inc.	2,027	92,026

		1,548,741

Media (1.5%)
AMC Networks, Inc., Class A*	20,246	1,002,177
Arbitron, Inc.	2,828	132,011
Belo Corp., Class A	3,692	28,318
Cablevision Systems Corp. - New York Group, Class A	2,380	35,557
Carmike Cinemas, Inc.*	615	9,225
Cinemark Holdings, Inc.	12,212	317,268
Clear Channel Outdoor Holdings, Inc., Class A*	2,647	18,582
Crown Media Holdings, Inc., Class A*	1,013	1,874
DreamWorks Animation SKG, Inc., Class A*	29,300	485,501
Global Sources Ltd.*	333	2,158
Imax Corp.*	34,000	764,320
Interpublic Group of Cos., Inc.	2,868	31,605

John Wiley & Sons, Inc., Class A	2,174	$84,634
Lamar Advertising Co., Class A*	7,052	273,265
Lions Gate Entertainment Corp.*	8,993	147,485
Madison Square Garden Co., Class A*	374	16,587
MDC Partners, Inc., Class A	1,050	11,865
Morningstar, Inc.	2,559	160,782
National CineMedia, Inc.	71,056	1,004,021
Nexstar Broadcasting Group, Inc., Class A*	239	2,531
Outdoor Channel Holdings, Inc.	473	3,595
Pandora Media, Inc.*	152,599	1,400,859
ReachLocal, Inc.*	1,037	13,388
Regal Entertainment Group, Class A	3,161	44,096
Rentrak Corp.*	605	11,791
Sinclair Broadcast Group, Inc., Class A	369	4,657
Sirius XM Radio, Inc.	234,310	677,156
Valassis Communications, Inc.	2,561	66,022
Value Line, Inc.	101	906
World Wrestling Entertainment, Inc., Class A	2,538	20,025

		6,772,261

Multiline Retail (0.2%)
Big Lots, Inc.*	6,340	180,436
Family Dollar Stores, Inc.	14,180	899,154
Gordmans Stores, Inc.*	901	13,533

		1,093,123

Specialty Retail (4.9%)
Aaron’s, Inc.	6,129	173,328
Aeropostale, Inc.*	8,614	112,068
American Eagle Outfitters, Inc.	16,152	331,278
America’s Car-Mart, Inc.*	855	34,645
ANN, Inc.*	5,184	175,427
Asbury Automotive Group, Inc.*	2,640	84,559
Ascena Retail Group, Inc.*	13,023	240,795
AutoNation, Inc.*	1,994	79,162
Barnes & Noble, Inc.*	263	3,969
bebe stores, Inc.	402	1,604
Body Central Corp.*	1,738	17,310
Buckle, Inc.	2,943	131,376
Cabela’s, Inc.*	4,499	187,833
CarMax, Inc.*	27,903	1,047,479
Cato Corp., Class A	2,927	80,288
Chico’s FAS, Inc.	12,525	231,211
Children’s Place Retail Stores, Inc.*	978	43,316
Citi Trends, Inc.*	41,425	570,008
Conn’s, Inc.*	151	4,633
Destination Maternity Corp.	638	13,755
Dick’s Sporting Goods, Inc.	58,970	2,682,545
DSW, Inc., Class A	11,765	772,843
Express, Inc.*	9,482	143,083
Finish Line, Inc., Class A	2,064	39,072
Five Below, Inc.*	15,591	499,536
Foot Locker, Inc.	3,315	106,478
Francesca’s Holdings Corp.*	74,052	1,922,390
Genesco, Inc.*	2,596	142,780
GNC Holdings, Inc., Class A	7,307	243,177

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Guess?, Inc.	25,000	$613,500
hhgregg, Inc.*	115	807
Hibbett Sports, Inc.*	2,802	147,665
Hot Topic, Inc.	4,509	43,512
Jos. A. Bank Clothiers, Inc.*	2,737	116,541
Lithia Motors, Inc., Class A	9,000	336,780
Lumber Liquidators Holdings, Inc.*	26,583	1,404,380
Mattress Firm Holding Corp.*	27,276	669,080
Men’s Wearhouse, Inc.	1,137	35,429
Monro Muffler Brake, Inc.	3,304	115,541
New York & Co., Inc.*	1,822	6,942
Penske Automotive Group, Inc.	1,179	35,476
Pier 1 Imports, Inc.	10,336	206,720
Restoration Hardware Holdings, Inc.*	125	4,216
rue21, Inc.*	1,650	46,843
Sally Beauty Holdings, Inc.*	15,420	363,449
Select Comfort Corp.*	51,747	1,354,219
Systemax, Inc.	79	762
Teavana Holdings, Inc.*	943	14,617
Tilly’s, Inc., Class A*	981	13,234
Tractor Supply Co.	8,655	764,756
Ulta Salon Cosmetics & Fragrance, Inc.	22,592	2,219,890
Urban Outfitters, Inc.*	33,098	1,302,737
Vitamin Shoppe, Inc.*	33,575	1,925,862
Williams-Sonoma, Inc.	5,243	229,486
Winmark Corp.	230	13,110
Zumiez, Inc.*	2,342	45,458

		22,146,960

Textiles, Apparel & Luxury Goods (2.2%)
Carter’s, Inc.*	5,152	286,709
Cherokee, Inc.	756	10,365
Crocs, Inc.*	9,525	137,065
Deckers Outdoor Corp.*	2,325	93,628
Fifth & Pacific Cos., Inc.*	620	7,719
Fossil, Inc.*	5,798	539,794
G-III Apparel Group Ltd.*	231	7,907
Hanesbrands, Inc.*	41,988	1,504,010
Iconix Brand Group, Inc.*	41,097	917,285
Maidenform Brands, Inc.*	1,798	35,043
Movado Group, Inc.	145	4,449
Oxford Industries, Inc.	1,501	69,586
PVH Corp.	13,710	1,521,947
R.G. Barry Corp.	837	11,860
Samsonite International S.A.	501,900	1,049,952
Steven Madden Ltd.*	4,161	175,885
True Religion Apparel, Inc.	2,756	70,057
Tumi Holdings, Inc.*	47,188	983,870
Under Armour, Inc., Class A*	17,755	861,650
Vera Bradley, Inc.*	2,151	53,990
Warnaco Group, Inc.*	3,822	273,541
Wolverine World Wide, Inc.	28,365	1,162,398

		9,778,710

Total Consumer Discretionary		71,348,376

Consumer Staples (2.1%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*	9,024	$1,213,277
Coca-Cola Bottling Co. Consolidated	493	32,784
Constellation Brands, Inc., Class A*	22,450	794,506
Craft Brew Alliance, Inc.*	340	2,203
National Beverage Corp.	1,232	17,975

		2,060,745

Food & Staples Retailing (0.4%)
Arden Group, Inc., Class A	74	6,658
Casey’s General Stores, Inc.	22,051	1,170,908
Chefs’ Warehouse, Inc.*	1,173	18,545
Fresh Market, Inc.*	2,925	140,663
Harris Teeter Supermarkets, Inc.	657	25,334
Natural Grocers by Vitamin Cottage, Inc.*	290	5,536
Pantry, Inc.*	176	2,135
Pricesmart, Inc.	1,929	148,629
Rite Aid Corp.*	6,305	8,575
Roundy’s, Inc.	2,148	9,559
SUPERVALU, Inc.	17,179	42,432
Susser Holdings Corp.*	522	18,004
United Natural Foods, Inc.*	5,161	276,578

		1,873,556

Food Products (1.0%)
Alico, Inc.	184	6,740
Annie’s, Inc.*	373	12,469
B&G Foods, Inc.	5,553	157,205
Calavo Growers, Inc.	1,298	32,723
Cal-Maine Foods, Inc.	1,327	53,372
Darling International, Inc.*	3,831	61,449
Dean Foods Co.*	16,814	277,599
Flowers Foods, Inc.	11,918	277,332
Green Mountain Coffee Roasters, Inc.*	22,229	919,391
Hain Celestial Group, Inc.*	14,320	776,430
Ingredion, Inc.	1,733	111,657
Inventure Foods, Inc.*	1,401	9,093
J&J Snack Foods Corp.	1,581	101,089
Lancaster Colony Corp.	1,969	136,235
Lifeway Foods, Inc.	425	3,715
Limoneira Co.	896	17,373
Pilgrim’s Pride Corp.*	5,213	37,794
Post Holdings, Inc.*	1,957	67,027
Sanderson Farms, Inc.	2,452	116,593
Snyders-Lance, Inc.	4,189	100,997
Tootsie Roll Industries, Inc.	2,361	61,197
TreeHouse Foods, Inc.*	20,384	1,062,618
WhiteWave Foods Co., Class A*	1,362	21,166

		4,421,264

Household Products (0.1%)
Central Garden & Pet Co., Class A*	618	6,458
Orchids Paper Products Co.	298	6,025
Spectrum Brands Holdings, Inc.	7,948	357,104
WD-40 Co.	1,696	79,899

		449,486

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Personal Products (0.2%)
Elizabeth Arden, Inc.*	2,273	$102,308
Female Health Co.	2,142	15,380
Herbalife Ltd.	11,473	377,921
Inter Parfums, Inc.	1,268	24,675
Medifast, Inc.*	1,453	38,345
Nature’s Sunshine Products, Inc.	759	10,990
Nu Skin Enterprises, Inc., Class A	5,686	210,666
Prestige Brands Holdings, Inc.*	3,547	71,046
Star Scientific, Inc.*	15,610	41,835
Synutra International, Inc.*	1,740	8,056
USANA Health Sciences, Inc.*	628	20,680

		921,902

Tobacco (0.0%)
Vector Group Ltd.	4,445	66,097

Total Consumer Staples		9,793,050

Energy (4.6%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.*	1,913	87,596
C&J Energy Services, Inc.*	36,160	775,270
CARBO Ceramics, Inc.	2,093	163,966
Dresser-Rand Group, Inc.*	8,039	451,309
Dril-Quip, Inc.*	5,421	396,004
Ensco plc, Class A	13,560	803,837
Forum Energy Technologies, Inc.*	2,363	58,484
Geospace Technologies Corp.*	1,349	119,886
Global Geophysical Services, Inc.*	2,156	8,301
Gulfmark Offshore, Inc., Class A	620	21,359
Heckmann Corp.*	1,008	4,062
Helmerich & Payne, Inc.	2,350	131,623
ION Geophysical Corp.*	14,122	91,934
Key Energy Services, Inc.*	102,900	715,155
Lufkin Industries, Inc.	3,558	206,827
Matrix Service Co.*	569	6,543
Mitcham Industries, Inc.*	870	11,858
Oceaneering International, Inc.	29,625	1,593,529
Oil States International, Inc.*	19,089	1,365,627
PHI, Inc. (Non-Voting)*	111	3,717
Pioneer Energy Services Corp.*	97,692	709,244
RigNet, Inc.*	1,290	26,355
RPC, Inc.	5,649	69,144
SEACOR Holdings, Inc.	1,007	84,387
Superior Energy Services, Inc.*	24,600	509,712
TGC Industries, Inc.	1,565	12,817
Trican Well Service Ltd.	70,350	927,910
Willbros Group, Inc.*	1,069	5,730

		9,362,186

Oil, Gas & Consumable Fuels (2.5%)
Abraxas Petroleum Corp.*	8,822	19,320
Alon USA Energy, Inc.	791	14,309
Apco Oil and Gas International, Inc.	926	11,399
Approach Resources, Inc.*	3,505	87,660
Berry Petroleum Co., Class A	5,559	186,504
Bonanza Creek Energy, Inc.*	171	4,752

BPZ Resources, Inc.*	3,511	$11,060
Cabot Oil & Gas Corp.	12,480	620,755
Carrizo Oil & Gas, Inc.*	3,649	76,337
Ceres, Inc.*	627	2,847
Cheniere Energy, Inc.*	14,898	279,784
Clayton Williams Energy, Inc.*	64	2,560
Clean Energy Fuels Corp.*	7,065	87,959
Cobalt International Energy, Inc.*	18,020	442,571
Contango Oil & Gas Co.	1,231	52,145
Crosstex Energy, Inc.	3,997	57,317
CVR Energy, Inc.*	1,189	58,011
Diamondback Energy, Inc.*	682	13,040
Endeavour International Corp.*	4,636	24,014
Energy XXI Bermuda Ltd.	6,095	196,198
Evolution Petroleum Corp.*	1,653	13,439
FX Energy, Inc.*	5,656	23,246
GasLog Ltd.	1,005	12,492
Gevo, Inc.*	3,093	4,763
Golar LNG Ltd.	4,616	169,777
Goodrich Petroleum Corp.*	2,783	25,938
Gulfport Energy Corp.*	1,973	75,408
Halcon Resources Corp.*	10,435	72,210
Harvest Natural Resources, Inc.*	222	2,014
Isramco, Inc.*	109	11,335
KiOR, Inc., Class A*	2,816	18,051
Kodiak Oil & Gas Corp.*	28,043	248,181
Kosmos Energy Ltd.*	7,517	92,835
Laredo Petroleum Holdings, Inc.*	44,211	802,872
Magnum Hunter Resources Corp.*	5,569	22,220
Matador Resources Co.*	15,315	125,583
Midstates Petroleum Co., Inc.*	1,162	8,006
Northern Oil and Gas, Inc.*	6,783	114,090
Oasis Petroleum, Inc.*	36,949	1,174,978
Panhandle Oil and Gas, Inc., Class A	764	21,568
PDC Energy, Inc.*	21,800	723,978
Peabody Energy Corp.	30,150	802,292
Pioneer Natural Resources Co.	7,300	778,107
Renewable Energy Group, Inc.*	136	797
Rentech, Inc.	16,528	43,469
REX American Resources Corp.*	106	2,045
Rosetta Resources, Inc.*	5,621	254,969
Sanchez Energy Corp.*	48,932	880,776
Saratoga Resources, Inc.*	2,243	7,940
SM Energy Co.	19,347	1,010,107
Solazyme, Inc.*	3,492	27,447
Southwestern Energy Co.*	17,140	572,647
Synergy Resources Corp.*	197	1,062
Targa Resources Corp.	3,096	163,593
Uranerz Energy Corp.*	6,726	9,349
Uranium Energy Corp.*	4,358	11,156
VAALCO Energy, Inc.*	6,181	53,466
W&T Offshore, Inc.	279	4,472
Warren Resources, Inc.*	1,249	3,510
Western Refining, Inc.	3,591	101,230
Whiting Petroleum Corp.*	12,930	560,774
World Fuel Services Corp.	2,437	100,331
ZaZa Energy Corp.*	1,230	2,522

		11,403,587

Total Energy		20,765,773

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Financials (6.9%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	18,753	$2,440,703
BGC Partners, Inc., Class A	10,538	36,462
Cohen & Steers, Inc.	1,976	60,209
Diamond Hill Investment Group, Inc.	285	19,340
Duff & Phelps Corp., Class A	857	13,386
Eaton Vance Corp.	12,269	390,768
Epoch Holding Corp.	1,713	47,793
Evercore Partners, Inc., Class A	35,890	1,083,519
Federated Investors, Inc., Class B	8,110	164,065
Financial Engines, Inc.*	4,945	137,224
GAMCO Investors, Inc., Class A	691	36,671
Greenhill & Co., Inc.	3,086	160,441
HFF, Inc., Class A	2,961	44,119
ICG Group, Inc.*	292	3,338
Invesco Ltd.	33,190	865,927
Ladenburg Thalmann Financial Services, Inc.*	11,055	15,477
Lazard Ltd., Class A	44,128	1,316,780
LPL Financial Holdings, Inc.	4,621	130,127
Main Street Capital Corp.	212	6,468
Manning & Napier, Inc.	33,000	415,800
OFS Capital Corp.*	80	1,095
Pzena Investment Management, Inc., Class A	802	4,331
SEI Investments Co.	14,571	340,087
Stellus Capital Investment Corp.	156	2,555
Stifel Financial Corp.*	38,265	1,223,332
Virtus Investment Partners, Inc.*	4,736	572,772
Waddell & Reed Financial, Inc., Class A	9,165	319,125
Westwood Holdings Group, Inc.	706	28,875
WisdomTree Investments, Inc.*	6,272	38,385

		9,919,174

Commercial Banks (1.4%)
Arrow Financial Corp.	53	1,322
Bank of the Ozarks, Inc.	2,290	76,646
Bridge Capital Holdings*	287	4,466
Eagle Bancorp, Inc.*	127	2,536
FNB United Corp.*	791	9,176
Hancock Holding Co.	18,800	596,712
IBERIABANK Corp.	21,836	1,072,584
Investors Bancorp, Inc.	795	14,135
M&T Bank Corp.	7,440	732,617
Penns Woods Bancorp, Inc.	52	1,945
Signature Bank/New York*	28,629	2,042,393
SVB Financial Group*	14,710	823,319
TCF Financial Corp.	63,500	771,525
Texas Capital Bancshares, Inc.*	3,693	165,520
Westamerica Bancorp	1,643	69,976

		6,384,872

Consumer Finance (0.3%)
Cash America International, Inc.	1,284	50,936
Credit Acceptance Corp.*	835	84,903
DFC Global Corp.*	3,639	67,358
Encore Capital Group, Inc.*	1,823	55,820
EZCORP, Inc., Class A*	3,491	69,331
First Cash Financial Services, Inc.*	3,056	151,639

Green Dot Corp., Class A*	2,588	$31,574
Netspend Holdings, Inc.*	49,489	584,960
Portfolio Recovery Associates, Inc.*	1,815	193,951
Regional Management Corp.*	558	9,235
World Acceptance Corp.*	1,099	81,941

		1,381,648

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	8,027	236,475
IntercontinentalExchange, Inc.*	6,030	746,574
MarketAxess Holdings, Inc.	3,866	136,470
MicroFinancial, Inc.	375	2,730
MSCI, Inc.*	12,904	399,895

		1,522,144

Insurance (0.6%)
Allied World Assurance Co. Holdings AG	1,989	156,733
American Safety Insurance Holdings Ltd.*	113	2,138
Amtrust Financial Services, Inc.	456	13,083
Aon plc	14,180	788,408
Arch Capital Group Ltd.*	1,630	71,753
Arthur J. Gallagher & Co.	12,606	436,798
Brown & Brown, Inc.	1,078	27,446
Donegal Group, Inc., Class A	142	1,994
eHealth, Inc.*	2,042	56,114
Endurance Specialty Holdings Ltd.	489	19,408
Erie Indemnity Co., Class A	2,750	190,355
First American Financial Corp.	1,061	25,559
Greenlight Capital Reinsurance Ltd., Class A*	844	19,480
Hallmark Financial Services*	161	1,512
Hanover Insurance Group, Inc.	17,260	668,652
Homeowners Choice, Inc.	177	3,680
Meadowbrook Insurance Group, Inc.	428	2,474
Montpelier Reinsurance Holdings Ltd.	704	16,093
Navigators Group, Inc.*	452	23,084
State Auto Financial Corp.	315	4,706
Tower Group, Inc.	2,017	35,842
Universal Insurance Holdings, Inc.	226	990
Validus Holdings Ltd.	1,526	52,769

		2,619,071

Real Estate Investment Trusts (REITs) (1.7%)
Acadia Realty Trust (REIT)	5,307	133,100
Alexander’s, Inc. (REIT)	225	74,430
American Campus Communities, Inc. (REIT)	1,077	49,682
AmREIT, Inc. (REIT), Class B	60	1,029
Apartment Investment & Management Co. (REIT), Class A	10,929	295,739
Apollo Residential Mortgage, Inc. (REIT)	247	4,987
Associated Estates Realty Corp. (REIT)	2,340	37,721

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

BRE Properties, Inc. (REIT)	2,343	$119,095
Camden Property Trust (REIT)	6,449	439,886
Coresite Realty Corp. (REIT)	1,096	30,315
DuPont Fabros Technology, Inc. (REIT)	3,114	75,234
EastGroup Properties, Inc. (REIT)	2,801	150,722
Equity Lifestyle Properties, Inc. (REIT)	3,658	246,147
Essex Property Trust, Inc. (REIT)	3,749	549,791
Extra Space Storage, Inc. (REIT)	7,342	267,175
Federal Realty Investment Trust (REIT)	5,350	556,507
FelCor Lodging Trust, Inc. (REIT)*	7,988	37,304
Glimcher Realty Trust (REIT)	13,492	149,626
Gyrodyne Co. of America, Inc. (REIT)	123	8,863
Highwoods Properties, Inc. (REIT)	6,384	213,545
Home Properties, Inc. (REIT)	2,899	177,738
Host Hotels & Resorts, Inc. (REIT)	55,383	867,852
Inland Real Estate Corp. (REIT)	3,759	31,500
JAVELIN Mortgage Investment Corp. (REIT)	71	1,355
Kilroy Realty Corp. (REIT)	588	27,854
LTC Properties, Inc. (REIT)	652	22,944
Mid-America Apartment Communities, Inc. (REIT)	4,118	266,640
Monmouth Real Estate Investment Corp. (REIT), Class A	1,992	20,637
National Health Investors, Inc. (REIT)	2,598	146,865
Omega Healthcare Investors, Inc. (REIT)	11,830	282,146
Post Properties, Inc. (REIT)	2,358	117,782
Potlatch Corp. (REIT)	2,738	107,302
PS Business Parks, Inc. (REIT)	1,645	106,892
Rayonier, Inc. (REIT)	10,352	536,544
Regency Centers Corp. (REIT)	5,792	272,919
Ryman Hospitality Properties (REIT)	2,022	77,766
Saul Centers, Inc. (REIT)	821	35,131
Sovran Self Storage, Inc. (REIT)	2,813	174,687
Spirit Realty Capital, Inc. (REIT)	590	10,490
Strategic Hotels & Resorts, Inc. (REIT)*	16,479	105,466
Sun Communities, Inc. (REIT)	3,129	124,816
Tanger Factory Outlet Centers (REIT)	9,852	336,938
Taubman Centers, Inc. (REIT)	1,953	153,740
UMH Properties, Inc. (REIT)	301	3,109
Universal Health Realty Income Trust (REIT)	788	39,881
Urstadt Biddle Properties, Inc. (REIT), Class A	1,917	37,727
Washington Real Estate Investment Trust (REIT)	2,279	59,596

		7,587,215

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	316	$9,281
Realogy Holdings Corp.*	15,884	666,493
St. Joe Co.*	824	19,018
Tejon Ranch Co.*	1,418	39,817
Zillow, Inc., Class A*	15,630	433,732

		1,168,341

Thrifts & Mortgage Finance (0.2%)
Beneficial Mutual Bancorp, Inc.*	448	4,256
BofI Holding, Inc.*	49	1,366
Clifton Savings Bancorp, Inc.	196	2,209
First Federal Bancshares of Arkansas, Inc.*	202	1,969
Heritage Financial Group, Inc.	156	2,151
Meridian Interstate Bancorp, Inc.*	52	873
Nationstar Mortgage Holdings, Inc.*	18,509	573,409
Ocwen Financial Corp.*	680	23,521
Oritani Financial Corp.	1,706	26,136
People’s United Financial, Inc.	7,524	90,965
Tree.com, Inc.	391	7,050

		733,905

Total Financials		31,316,370

Health Care (12.2%)
Biotechnology (2.8%)
Achillion Pharmaceuticals, Inc.*	38,023	304,944
Acorda Therapeutics, Inc.*	4,279	106,376
Aegerion Pharmaceuticals, Inc.*	2,668	67,741
Affymax, Inc.*	3,868	73,492
Agenus, Inc.*	1,498	6,142
Alkermes plc*	12,952	239,871
Alnylam Pharmaceuticals, Inc.*	4,954	90,410
AMAG Pharmaceuticals, Inc.*	1,806	26,566
Amarin Corp. plc (ADR)*	48,900	395,601
Amicus Therapeutics, Inc.*	3,228	8,651
Anacor Pharmaceuticals, Inc.*	1,686	8,767
Arena Pharmaceuticals, Inc.*	61,313	553,043
ARIAD Pharmaceuticals, Inc.*	42,027	806,078
ArQule, Inc.*	6,232	17,387
Array BioPharma, Inc.*	12,206	45,406
AVEO Pharmaceuticals, Inc.*	3,833	30,856
BioCryst Pharmaceuticals, Inc.*	5,271	7,485
BioMarin Pharmaceutical, Inc.*	12,976	639,068
Biospecifics Technologies Corp.*	530	7,923
Biotime, Inc.*	3,269	10,265
Celldex Therapeutics, Inc.*	6,513	43,702
Cepheid, Inc.*	6,980	235,994
ChemoCentryx, Inc.*	580	6,345
Clovis Oncology, Inc.*	1,459	23,344
Coronado Biosciences, Inc.*	1,752	7,902
Cubist Pharmaceuticals, Inc.*	31,242	1,314,039
Curis, Inc.*	6,548	22,460
Cytori Therapeutics, Inc.*	4,996	14,089
Dendreon Corp.*	16,455	86,882
Discovery Laboratories, Inc.*	4,607	9,721
Durata Therapeutics, Inc.*	738	5,638
Dyax Corp.*	10,565	36,766
Dynavax Technologies Corp.*	16,484	47,144

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Emergent Biosolutions, Inc.*	573	$9,191
Exact Sciences Corp.*	6,749	71,472
Exelixis, Inc.*	19,363	88,489
Genomic Health, Inc.*	1,699	46,315
GTx, Inc.*	2,428	10,198
Halozyme Therapeutics, Inc.*	9,599	64,409
Hyperion Therapeutics, Inc.*	232	2,617
Idenix Pharmaceuticals, Inc.*	8,454	41,002
ImmunoCellular Therapeutics Ltd.*	5,262	10,103
Immunogen, Inc.*	6,943	88,523
Immunomedics, Inc.*	7,053	20,595
Incyte Corp.*	10,202	169,455
Infinity Pharmaceuticals, Inc.*	2,988	104,580
Intercept Pharmaceuticals, Inc.*	391	13,388
InterMune, Inc.*	40,311	390,614
Ironwood Pharmaceuticals, Inc.*	8,022	88,964
Isis Pharmaceuticals, Inc.*	10,708	112,006
Keryx Biopharmaceuticals, Inc.*	7,489	19,621
KYTHERA Biopharmaceuticals, Inc.*	416	12,621
Lexicon Pharmaceuticals, Inc.*	9,662	21,450
Ligand Pharmaceuticals, Inc., Class B*	1,807	37,477
MannKind Corp.*	12,053	27,842
Medivation, Inc.*	7,701	393,983
Merrimack Pharmaceuticals, Inc.*	1,615	9,835
Momenta Pharmaceuticals, Inc.*	1,943	22,889
Myriad Genetics, Inc.*	8,972	244,487
Neurocrine Biosciences, Inc.*	7,081	52,966
NewLink Genetics Corp.*	1,354	16,925
Novavax, Inc.*	13,516	25,545
NPS Pharmaceuticals, Inc.*	6,148	55,947
OncoGenex Pharmaceutical, Inc.*	1,577	20,690
Oncothyreon, Inc.*	6,125	11,760
Onyx Pharmaceuticals, Inc.*	27,228	2,056,531
Opko Health, Inc.*	11,420	54,930
Orexigen Therapeutics, Inc.*	7,670	40,421
Osiris Therapeutics, Inc.*	1,737	15,598
PDL BioPharma, Inc.	12,878	90,790
Pharmacyclics, Inc.*	17,376	1,006,070
Progenics Pharmaceuticals, Inc.*	4,204	12,528
Puma Biotechnology, Inc.*	21,300	399,375
Raptor Pharmaceutical Corp.*	5,410	31,649
Regeneron Pharmaceuticals, Inc.*	3,060	523,474
Regulus Therapeutics, Inc.*	946	5,960
Repligen Corp.*	2,971	18,688
Rigel Pharmaceuticals, Inc.*	7,305	47,483
Sangamo BioSciences, Inc.*	5,659	34,011
Seattle Genetics, Inc.*	10,111	234,575
SIGA Technologies, Inc.*	3,590	9,406
Spectrum Pharmaceuticals, Inc.	6,368	71,258
Sunesis Pharmaceuticals, Inc.*	3,053	12,823
Synageva BioPharma Corp.*	1,115	51,613
Synergy Pharmaceuticals, Inc.*	4,388	23,081
Synta Pharmaceuticals Corp.*	4,171	37,622
Tesaro, Inc.*	339	5,746
Theravance, Inc.*	6,427	143,129
Threshold Pharmaceuticals, Inc.*	4,835	20,355
Trius Therapeutics, Inc.*	2,633	12,586
United Therapeutics Corp.*	5,077	271,213
Vanda Pharmaceuticals, Inc.*	2,964	10,967

Verastem, Inc.*	666	$5,854
Vical, Inc.*	7,181	20,897
XOMA Corp.*	7,727	18,506
ZIOPHARM Oncology, Inc.*	7,109	29,573

		12,922,769

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.	2,320	86,072
ABIOMED, Inc.*	3,578	48,160
Accuray, Inc.*	7,627	49,042
Align Technology, Inc.*	12,530	347,708
Analogic Corp.	1,311	97,407
Anika Therapeutics, Inc.*	1,265	12,574
Antares Pharma, Inc.*	11,372	43,327
ArthroCare Corp.*	2,449	84,711
AtriCure, Inc.*	1,527	10,536
Atrion Corp.	164	32,144
Cantel Medical Corp.	2,266	67,368
Cardiovascular Systems, Inc.*	1,782	22,364
Cerus Corp.*	5,194	16,413
Conceptus, Inc.*	3,355	70,489
Cooper Cos., Inc.	1,496	138,350
Cyberonics, Inc.*	2,917	153,230
Cynosure, Inc., Class A*	630	15,189
DexCom, Inc.*	92,630	1,260,694
Edwards Lifesciences Corp.*	12,460	1,123,518
Endologix, Inc.*	5,922	84,329
EnteroMedics, Inc.*	2,729	7,641
Exactech, Inc.*	223	3,780
Globus Medical, Inc., Class A*	670	7,028
Greatbatch, Inc.*	38,800	901,712
Haemonetics Corp.*	5,373	219,433
Hansen Medical, Inc.*	5,889	12,249
HeartWare International, Inc.*	29,534	2,479,379
Hologic, Inc.*	78,360	1,569,551
ICU Medical, Inc.*	1,212	73,847
IDEXX Laboratories, Inc.*	5,845	542,416
Insulet Corp.*	5,106	108,349
Integra LifeSciences Holdings Corp.*	1,195	46,569
MAKO Surgical Corp.*	4,147	53,372
Masimo Corp.	5,290	111,143
Meridian Bioscience, Inc.	4,405	89,201
Merit Medical Systems, Inc.*	280	3,892
Natus Medical, Inc.*	1,930	21,578
Navidea Biopharmaceuticals, Inc.*	10,333	29,242
Neogen Corp.*	19,715	893,484
NuVasive, Inc.*	1,149	17,764
NxStage Medical, Inc.*	5,431	61,099
OraSure Technologies, Inc.*	5,788	41,558
Orthofix International N.V.*	1,604	63,085
PhotoMedex, Inc.*	1,181	17,136
Quidel Corp.*	3,010	56,197
ResMed, Inc.	15,164	630,368
Rochester Medical Corp.*	976	9,838
Rockwell Medical Technologies, Inc.*	2,116	17,034
RTI Biologics, Inc.*	392	1,674
Sirona Dental Systems, Inc.*	17,028	1,097,625
Spectranetics Corp.*	3,679	54,339

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

STAAR Surgical Co.*	3,904	$23,815
STERIS Corp.	4,507	156,528
SurModics, Inc.*	290	6,485
Symmetry Medical, Inc.*	1,216	12,792
Thoratec Corp.*	22,131	830,355
Tornier N.V.*	1,156	19,409
Unilife Corp.*	8,531	19,365
Utah Medical Products, Inc.	342	12,329
Vascular Solutions, Inc.*	1,790	28,282
Volcano Corp.*	52,882	1,248,544
West Pharmaceutical Services, Inc.	2,310	126,473
Young Innovations, Inc.	264	10,404
Zeltiq Aesthetics, Inc.*	865	4,005

		15,503,994

Health Care Providers & Services (3.0%)
Acadia Healthcare Co., Inc.*	34,958	815,570
Accretive Health, Inc.*	6,030	69,707
Air Methods Corp.	18,714	690,359
AMN Healthcare Services, Inc.*	2,536	29,291
Amsurg Corp.*	1,102	33,071
Bio-Reference Labs, Inc.*	2,628	75,397
BioScrip, Inc.*	1,324	14,259
Capital Senior Living Corp.*	2,595	48,501
Cardinal Health, Inc.	25,580	1,053,384
Catamaran Corp.*	75,959	3,578,429
Centene Corp.*	5,467	224,147
Chemed Corp.	2,053	140,815
Corvel Corp.*	635	28,467
Emeritus Corp.*	3,282	81,131
Ensign Group, Inc.	1,166	31,704
ExamWorks Group, Inc.*	604	8,450
HealthSouth Corp.*	8,552	180,533
HMS Holdings Corp.*	41,151	1,066,634
IPC The Hospitalist Co., Inc.*	1,768	70,207
Landauer, Inc.	1,006	61,577
LHC Group, Inc.*	93	1,981
Magellan Health Services, Inc.*	147	7,203
MEDNAX, Inc.*	14,330	1,139,522
Molina Healthcare, Inc.*	273	7,387
MWI Veterinary Supply, Inc.*	8,059	886,490
National Research Corp.	268	14,526
Owens & Minor, Inc.	5,744	163,761
Patterson Cos., Inc.	9,208	315,190
Providence Service Corp.*	293	4,978
PSS World Medical, Inc.*	5,341	154,248
Skilled Healthcare Group, Inc., Class A*	1,902	12,116
Sunrise Senior Living, Inc.*	4,955	71,253
Team Health Holdings, Inc.*	31,371	902,544
Tenet Healthcare Corp.*	631	20,489
U.S. Physical Therapy, Inc.	1,224	33,709
Universal Health Services, Inc., Class B	557	26,931
Vanguard Health Systems, Inc.*	51,536	631,316
WellCare Health Plans, Inc.*	14,557	708,780

		13,404,057

Health Care Technology (0.1%)
athenahealth, Inc.*	3,803	279,330
Computer Programs & Systems, Inc.	1,185	59,653

Epocrates, Inc.*	1,837	$16,202
Greenway Medical Technologies*	666	10,230
HealthStream, Inc.*	2,093	50,881
MedAssets, Inc.*	2,091	35,066
Medidata Solutions, Inc.*	2,378	93,194
Merge Healthcare, Inc.*	4,667	11,527
Omnicell, Inc.*	433	6,439
Quality Systems, Inc.	4,234	73,502
Vocera Communications, Inc.*	298	7,480

		643,504

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	30,060	1,230,656
BG Medicine, Inc.*	1,163	2,687
Bruker Corp.*	9,852	150,440
Cambrex Corp.*	1,649	18,766
Charles River Laboratories International, Inc.*	3,319	124,363
Covance, Inc.*	15,051	869,496
Fluidigm Corp.*	2,530	36,204
Furiex Pharmaceuticals, Inc.*	791	15,235
ICON plc (ADR)*	21,270	590,455
Luminex Corp.*	4,452	74,616
Mettler-Toledo International, Inc.*	3,341	645,815
PAREXEL International Corp.*	46,835	1,385,848
Sequenom, Inc.*	9,345	44,108
Techne Corp.	3,927	268,371

		5,457,060

Pharmaceuticals (1.7%)
Acura Pharmaceuticals, Inc.*	1,098	2,438
Akorn, Inc.*	62,347	832,956
Ampio Pharmaceuticals, Inc.*	2,712	9,736
Auxilium Pharmaceuticals, Inc.*	19,392	359,334
AVANIR Pharmaceuticals, Inc., Class A*	13,369	35,160
BioDelivery Sciences International, Inc.*	2,767	11,926
Cadence Pharmaceuticals, Inc.*	6,407	30,689
Cempra, Inc.*	366	2,342
Corcept Therapeutics, Inc.*	5,219	7,463
Cumberland Pharmaceuticals, Inc.*	682	2,864
Depomed, Inc.*	5,966	36,930
Endo Health Solutions, Inc.*	7,825	205,563
Endocyte, Inc.*	3,168	28,449
Forest Laboratories, Inc.*	20,300	716,996
Hi-Tech Pharmacal Co., Inc.	443	15,496
Horizon Pharma, Inc.*	2,342	5,457
Impax Laboratories, Inc.*	70,541	1,445,385
Jazz Pharmaceuticals plc*	16,912	899,718
MAP Pharmaceuticals, Inc.*	2,981	46,831
Medicines Co.*	5,840	139,985
Nektar Therapeutics*	8,696	64,437
Obagi Medical Products, Inc.*	1,835	24,938
Omeros Corp.*	2,830	14,688
Optimer Pharmaceuticals, Inc.*	28,058	253,925
Pacira Pharmaceuticals, Inc.*	1,974	34,486
Pain Therapeutics, Inc.*	3,876	10,504
Pernix Therapeutics Holdings*	959	7,432
Pozen, Inc.*	2,859	14,324

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Questcor Pharmaceuticals, Inc.	5,704	$152,411
Repros Therapeutics, Inc.*	1,776	27,972
Sagent Pharmaceuticals, Inc.*	999	16,074
Salix Pharmaceuticals Ltd.*	29,261	1,184,485
Santarus, Inc.*	5,867	64,420
Sciclone Pharmaceuticals, Inc.*	6,083	26,218
Sucampo Pharmaceuticals, Inc., Class A*	1,279	6,267
Transcept Pharmaceuticals, Inc.*	84	374
Ventrus Biosciences, Inc.*	1,339	2,892
Vivus, Inc.*	10,608	142,359
Watson Pharmaceuticals, Inc.*	10,240	880,640
XenoPort, Inc.*	3,876	30,116
Zogenix, Inc.*	5,599	7,447

		7,802,127

Total Health Care		55,733,511

Industrials (14.7%)
Aerospace & Defense (1.7%)
Aerovironment, Inc.*	1,112	24,175
American Science & Engineering, Inc.	153	9,977
Astronics Corp.*	1,291	29,538
B/E Aerospace, Inc.*	10,392	513,365
CPI Aerostructures, Inc.*	766	7,668
Cubic Corp.	910	43,653
DigitalGlobe, Inc.*	87,048	2,127,453
GenCorp, Inc.*	5,058	46,281
HEICO Corp.	5,588	250,119
Hexcel Corp.*	102,235	2,756,256
KEYW Holding Corp.*	61,468	780,029
LMI Aerospace, Inc.*	127	2,456
Moog, Inc., Class A*	543	22,279
National Presto Industries, Inc.	53	3,662
SIFCO Industries, Inc.	108	1,701
Spirit AeroSystems Holdings, Inc., Class A*	2,875	48,789
Sypris Solutions, Inc.	784	3,105
Taser International, Inc.*	5,418	48,437
Teledyne Technologies, Inc.*	1,364	88,755
TransDigm Group, Inc.	5,429	740,298
Triumph Group, Inc.	1,797	117,344

		7,665,340

Air Freight & Logistics (0.5%)
Echo Global Logistics, Inc.*	59,672	1,072,306
Forward Air Corp.	3,106	108,741
Hub Group, Inc., Class A*	29,960	1,006,656
Pacer International, Inc.*	413	1,611
Park-Ohio Holdings Corp.*	848	18,071
XPO Logistics, Inc.*	1,888	32,813

		2,240,198

Airlines (0.8%)
Alaska Air Group, Inc.*	7,161	308,567
Allegiant Travel Co.	16,982	1,246,649
Copa Holdings S.A., Class A	2,846	283,035
Hawaiian Holdings, Inc.*	2,995	19,677
Republic Airways Holdings, Inc.*	2,853	16,205
SkyWest, Inc.	376	4,685

Spirit Airlines, Inc.*	89,680	$1,589,130
U.S. Airways Group, Inc.*	17,263	233,050

		3,700,998

Building Products (0.5%)
A.O. Smith Corp.	1,144	72,152
AAON, Inc.	1,981	41,343
Ameresco, Inc., Class A*	1,651	16,196
American Woodmark Corp.*	175	4,868
Armstrong World Industries, Inc.	2,235	113,382
Builders FirstSource, Inc.	4,840	27,007
Fortune Brands Home & Security, Inc.*	2,811	82,137
Insteel Industries, Inc.	137	1,710
Lennox International, Inc.	5,411	284,186
Nortek, Inc.*	825	54,656
Owens Corning, Inc.*	24,190	894,788
Patrick Industries, Inc.*	444	6,909
PGT, Inc.*	1,077	4,847
Simpson Manufacturing Co., Inc.	14,306	469,094
Trex Co., Inc.*	1,566	58,302
USG Corp.*	7,879	221,164

		2,352,741

Commercial Services & Supplies (1.0%)
A.T. Cross Co., Class A*	893	9,627
ACCO Brands Corp.*	5,558	40,796
Acorn Energy, Inc.	1,932	15,089
American Reprographics Co.*	580	1,485
Brink’s Co.	4,991	142,393
Casella Waste Systems, Inc., Class A*	236	1,034
CECO Environmental Corp.	633	6,298
Cintas Corp.	5,208	213,007
Clean Harbors, Inc.*	5,705	313,832
Copart, Inc.*	10,810	318,895
Covanta Holding Corp.	815	15,012
Deluxe Corp.	3,616	116,580
EnergySolutions, Inc.*	2,143	6,686
EnerNOC, Inc.*	1,050	12,338
Healthcare Services Group, Inc.	7,116	165,305
Heritage-Crystal Clean, Inc.*	824	12,368
Herman Miller, Inc.	6,215	133,125
HNI Corp.	4,601	138,306
InnerWorkings, Inc.*	3,405	46,921
Interface, Inc.	6,252	100,532
Intersections, Inc.	674	6,390
Knoll, Inc.	46,852	719,647
McGrath RentCorp	1,362	39,525
Mine Safety Appliances Co.	2,952	126,080
Mobile Mini, Inc.*	64,400	1,341,452
Multi-Color Corp.	80	1,919
Performant Financial Corp.*	429	4,333
Pitney Bowes, Inc.	11,194	119,104
Rollins, Inc.	6,823	150,379
Standard Parking Corp.*	1,613	35,470
Steelcase, Inc., Class A	1,180	15,033
Team, Inc.*	2,128	80,949
Tetra Tech, Inc.*	5,467	144,602
TMS International Corp., Class A*	718	8,989

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

TRC Cos., Inc.*	1,445	$8,410
U.S. Ecology, Inc.	1,247	29,354
United Stationers, Inc.	257	7,965
Waste Connections, Inc.	785	26,525

		4,675,755

Construction & Engineering (0.2%)
Aegion Corp.*	595	13,203
Argan, Inc.	182	3,276
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	14,951	692,979
Comfort Systems USA, Inc.	1,180	14,349
Dycom Industries, Inc.*	3,142	62,211
Great Lakes Dredge & Dock Corp.	734	6,555
MasTec, Inc.*	5,799	144,569
MYR Group, Inc.*	1,224	27,234
Primoris Services Corp.	897	13,491
Sterling Construction Co., Inc.*	210	2,087

		979,954

Electrical Equipment (1.0%)
Acuity Brands, Inc.	4,500	304,785
American Superconductor Corp.*	487	1,276
AMETEK, Inc.	28,242	1,061,052
AZZ, Inc.	2,698	103,684
Babcock & Wilcox Co.	12,615	330,513
Belden, Inc.	4,285	192,782
Capstone Turbine Corp.*	31,933	28,420
Coleman Cable, Inc.	899	8,334
EnerSys, Inc.*	1,867	70,255
Enphase Energy, Inc.*	647	2,361
Franklin Electric Co., Inc.	2,347	145,913
FuelCell Energy, Inc.*	4,401	4,036
Generac Holdings, Inc.	1,215	41,687
General Cable Corp.*	333	10,126
Hubbell, Inc., Class B	5,206	440,584
II-VI, Inc.*	4,793	87,568
Polypore International, Inc.*	37,604	1,748,586
Powell Industries, Inc.*	407	16,903
Preformed Line Products Co.	28	1,664
Thermon Group Holdings, Inc.*	1,576	35,507
Vicor Corp.*	435	2,358

		4,638,394

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	16,070	944,273
Raven Industries, Inc.	3,876	102,172
Standex International Corp.	311	15,951

		1,062,396

Machinery (4.6%)
Actuant Corp., Class A	34,507	963,090
Altra Holdings, Inc.	48,289	1,064,772
Blount International, Inc.*	5,218	82,549
Cascade Corp.	58	3,729
Chart Industries, Inc.*	20,496	1,366,468
CIRCOR International, Inc.	142	5,622
CLARCOR, Inc.	5,317	254,046
Colfax Corp.*	34,444	1,389,815
Commercial Vehicle Group, Inc.*	2,610	21,428
Donaldson Co., Inc.	15,799	518,839

Dynamic Materials Corp.	544	$7,562
EnPro Industries, Inc.*	1,150	47,035
ESCO Technologies, Inc.	913	34,155
Federal Signal Corp.*	528	4,018
Flow International Corp.*	1,176	4,116
Gorman-Rupp Co.	1,620	48,325
Graco, Inc.	6,434	331,287
Graham Corp.	1,033	20,143
IDEX Corp.	27,442	1,276,876
ITT Corp.	2,321	54,451
John Bean Technologies Corp.	3,075	54,643
Joy Global, Inc.	13,710	874,424
Kennametal, Inc.	21,000	840,000
Lincoln Electric Holdings, Inc.	33,602	1,635,745
Lindsay Corp.	1,346	107,842
Manitowoc Co., Inc.	95,773	1,501,721
Meritor, Inc.*	2,462	11,645
Met-Pro Corp.	150	1,453
Middleby Corp.*	10,812	1,386,207
Mueller Industries, Inc.	317	15,859
Mueller Water Products, Inc., Class A	10,969	61,536
Nordson Corp.	6,321	398,982
Omega Flex, Inc.	256	3,164
Pall Corp.	10,740	647,192
Proto Labs, Inc.*	536	21,129
RBC Bearings, Inc.*	20,213	1,012,065
Rexnord Corp.*	666	14,186
Robbins & Myers, Inc.	11,407	678,146
Sauer-Danfoss, Inc.	1,222	65,218
Snap-on, Inc.	1,232	97,316
SPX Corp.	1,634	114,625
Sun Hydraulics Corp.	2,209	57,611
Tennant Co.	2,009	88,296
Timken Co.	826	39,508
Titan International, Inc.	5,049	109,664
Toro Co.	6,321	271,677
Trimas Corp.*	3,173	88,717
Valmont Industries, Inc.	11,753	1,604,872
Wabash National Corp.*	7,321	65,669
WABCO Holdings, Inc.*	12,904	841,212
Wabtec Corp.	5,127	448,818
Woodward, Inc.	7,330	279,493

		20,936,961

Marine (0.4%)
Kirby Corp.*	25,555	1,581,599
Matson, Inc.	316	7,811

		1,589,410

Professional Services (2.0%)
Acacia Research Corp.*	5,261	134,945
Advisory Board Co.*	45,798	2,142,888
Barrett Business Services, Inc.	747	28,453
Capita plc	83,222	1,030,505
CDI Corp.	258	4,420
Corporate Executive Board Co.	3,552	168,578
Dun & Bradstreet Corp.	3,209	252,388
Equifax, Inc.	11,512	623,030
Exponent, Inc.*	1,430	79,837
Franklin Covey Co.*	1,027	13,248

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

GP Strategies Corp.*	1,434	$29,612
Huron Consulting Group, Inc.*	31,347	1,056,080
IHS, Inc., Class A*	12,350	1,185,600
Insperity, Inc.	2,424	78,925
Kforce, Inc.	2,811	40,282
Mistras Group, Inc.*	1,670	41,232
Odyssey Marine Exploration, Inc.*	7,814	23,208
On Assignment, Inc.*	4,596	93,207
Robert Half International, Inc.	59,484	1,892,781
RPX Corp.*	2,072	18,731
TrueBlue, Inc.*	3,155	49,691
WageWorks, Inc.*	424	7,547

		8,995,188

Road & Rail (0.7%)
Avis Budget Group, Inc.*	11,276	223,490
Celadon Group, Inc.	2,146	38,778
Con-way, Inc.	3,271	90,999
Genesee & Wyoming, Inc., Class A*	21,590	1,642,567
Heartland Express, Inc.	3,978	51,993
Hertz Global Holdings, Inc.*	14,957	243,350
Knight Transportation, Inc.	6,122	89,565
Landstar System, Inc.	4,975	260,989
Old Dominion Freight Line, Inc.*	7,563	259,260
Quality Distribution, Inc.*	859	5,154
Roadrunner Transportation Systems, Inc.*	772	14,004
Saia, Inc.*	322	7,445
Swift Transportation Co.*	8,440	76,973
Werner Enterprises, Inc.	4,067	88,132
Zipcar, Inc.*	2,372	19,545

		3,112,244

Trading Companies & Distributors (1.1%)
Aceto Corp.	673	6,757
Applied Industrial Technologies, Inc.	4,109	172,619
Beacon Roofing Supply, Inc.*	4,952	164,803
BlueLinx Holdings, Inc.*	764	2,147
CAI International, Inc.*	558	12,248
DXP Enterprises, Inc.*	943	46,273
Edgen Group, Inc.*	406	2,866
H&E Equipment Services, Inc.	1,718	25,890
Houston Wire & Cable Co.	707	8,675
Kaman Corp.	2,814	103,555
MRC Global, Inc.*	1,484	41,226
MSC Industrial Direct Co., Inc., Class A	17,079	1,287,415
SeaCube Container Leasing Ltd.	159	2,997
TAL International Group, Inc.	1,572	57,189
Textainer Group Holdings Ltd.	1,438	45,240
Titan Machinery, Inc.*	1,803	44,534
United Rentals, Inc.*	41,988	1,911,294
Watsco, Inc.	3,117	233,463
WESCO International, Inc.*	13,700	923,791

		5,092,982

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	489	6,460

Total Industrials		67,049,021

Information Technology (17.3%)
Communications Equipment (2.0%)
Acme Packet, Inc.*	70,265	$1,554,262
ADTRAN, Inc.	6,742	131,739
Ambient Corp.*	294	885
Anaren, Inc.*	183	3,559
Arris Group, Inc.*	1,586	23,695
Aruba Networks, Inc.*	11,882	246,552
Aware, Inc.	1,096	6,006
CalAmp Corp.*	3,087	25,684
Calix, Inc.*	1,463	11,251
Ciena Corp.*	59,182	929,157
EchoStar Corp., Class A*	1,113	38,087
Extreme Networks, Inc.*	10,070	36,655
Globecomm Systems, Inc.*	1,903	21,504
Infinera Corp.*	10,532	61,191
InterDigital, Inc.	4,342	178,456
Ixia*	87,409	1,484,205
JDS Uniphase Corp.*	25,100	339,854
Juniper Networks, Inc.*	43,800	861,546
KVH Industries, Inc.*	1,333	18,635
Loral Space & Communications, Inc.	1,108	60,563
NETGEAR, Inc.*	1,791	70,601
Numerex Corp., Class A*	1,039	13,653
Palo Alto Networks, Inc.*	3,658	195,776
Parkervision, Inc.*	8,176	16,597
Plantronics, Inc.	1,527	56,301
Procera Networks, Inc.*	2,068	38,361
Riverbed Technology, Inc.*	46,869	924,257
Ruckus Wireless, Inc.*	356	8,021
ShoreTel, Inc.*	133,943	567,918
Sonus Networks, Inc.*	1,722	2,927
Telular Corp.	1,079	10,218
Tessco Technologies, Inc.	303	6,708
Ubiquiti Networks, Inc.	1,124	13,645
ViaSat, Inc.*	30,169	1,173,574

		9,132,043

Computers & Peripherals (0.3%)
3D Systems Corp.*	4,972	265,256
Cray, Inc.*	3,967	63,274
Datalink Corp.*	1,642	14,039
Diebold, Inc.	526	16,101
Electronics for Imaging, Inc.*	336	6,381
Fusion-io, Inc.*	7,158	164,133
Immersion Corp.*	2,746	18,865
Intermec, Inc.*	818	8,065
NCR Corp.*	16,862	429,644
QLogic Corp.*	2,566	24,967
Quantum Corp.*	1,584	1,964
Silicon Graphics International Corp.*	212	2,169
Stratasys Ltd.*	1,359	108,924
Super Micro Computer, Inc.*	2,710	27,642
Synaptics, Inc.*	3,562	106,753

		1,258,177

Electronic Equipment, Instruments & Components (1.7%)
Anixter International, Inc.	1,819	116,380
Audience, Inc.*	107	1,112
Badger Meter, Inc.	1,548	73,391

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Cognex Corp.	33,724	$1,241,718
Coherent, Inc.	740	37,459
Daktronics, Inc.	866	9,587
DTS, Inc.*	1,936	32,331
Echelon Corp.*	2,224	5,449
Electro Rent Corp.	221	3,399
Fabrinet*	66,521	874,086
FARO Technologies, Inc.*	31,710	1,131,413
FEI Co.	3,775	209,361
FLIR Systems, Inc.	13,273	296,121
GSI Group, Inc.*	175	1,515
InvenSense, Inc.*	3,894	43,262
IPG Photonics Corp.	3,386	225,677
Jabil Circuit, Inc.	3,580	69,058
Key Tronic Corp.*	224	2,294
Littelfuse, Inc.	2,071	127,801
Maxwell Technologies, Inc.*	3,128	25,931
Measurement Specialties, Inc.*	1,431	49,169
Mesa Laboratories, Inc.	275	13,780
MTS Systems Corp.	1,720	87,600
Multi-Fineline Electronix, Inc.*	169	3,415
National Instruments Corp.	41,336	1,066,882
Neonode, Inc.*	2,414	11,732
OSI Systems, Inc.*	10,905	698,356
Plexus Corp.*	1,640	42,312
RealD, Inc.*	3,755	42,094
Rogers Corp.*	732	36,351
Trimble Navigation Ltd.*	13,283	794,058
Universal Display Corp.*	4,207	107,783
Zygo Corp.*	361	5,668

		7,486,545

Internet Software & Services (2.8%)
Active Network, Inc.*	4,151	20,381
Akamai Technologies, Inc.*	27,810	1,137,707
Angie’s List, Inc.*	3,798	45,538
AOL, Inc.*	2,036	60,286
Bankrate, Inc.*	4,334	53,958
Bazaarvoice, Inc.*	55,656	520,384
Blucora, Inc.*	621	9,756
Brightcove, Inc.*	600	5,424
Carbonite, Inc.*	1,199	11,091
comScore, Inc.*	3,769	51,937
Constant Contact, Inc.*	3,254	46,239
Cornerstone OnDemand, Inc.*	3,592	106,072
CoStar Group, Inc.*	23,172	2,070,882
Dealertrack Technologies, Inc.*	49,500	1,421,640
Demand Media, Inc.*	2,375	22,064
Demandware, Inc.*	657	17,949
Dice Holdings, Inc.*	4,439	40,750
E2open, Inc.*	361	5,112
Envestnet, Inc.*	54,393	758,782
Equinix, Inc.*	4,052	835,522
ExactTarget, Inc.*	1,040	20,800
IAC/InterActiveCorp	22,492	1,063,872
Internap Network Services Corp.*	2,900	20,126
Ipass, Inc.*	5,169	9,459
j2 Global, Inc.	4,093	125,164
LinkedIn Corp., Class A*	14,520	1,667,186
Liquidity Services, Inc.*	2,495	101,946
LivePerson, Inc.*	5,884	77,316
LogMeIn, Inc.*	2,359	52,865

Market Leader, Inc.*	2,005	$13,133
MeetMe, Inc.*	234	817
Millennial Media, Inc.*	1,155	14,472
Move, Inc.*	4,193	31,825
NIC, Inc.	6,884	112,484
OpenTable, Inc.*	15,312	747,226
Perficient, Inc.*	2,629	30,970
Responsys, Inc.*	3,812	22,719
Saba Software, Inc.*	3,232	28,248
SciQuest, Inc.*	1,908	30,261
Spark Networks, Inc.*	1,171	9,134
SPS Commerce, Inc.*	1,296	48,302
Stamps.com, Inc.*	1,410	35,532
support.com, Inc.*	3,600	15,048
Synacor, Inc.*	685	3,747
Travelzoo, Inc.*	761	14,451
Trulia, Inc.*	512	8,315
Unwired Planet, Inc.*	2,752	3,302
ValueClick, Inc.*	4,741	92,023
VistaPrint N.V.*	3,613	118,723
Vocus, Inc.*	2,214	38,479
Web.com Group, Inc.*	3,750	55,500
XO Group, Inc.*	2,780	25,854
Yelp, Inc.*	51,701	974,564
Zix Corp.*	6,199	17,357

		12,872,694

IT Services (1.8%)
Alliance Data Systems Corp.*	5,352	774,756
Broadridge Financial Solutions, Inc.	13,230	302,702
CACI International, Inc., Class A*	182	10,015
Cardtronics, Inc.*	4,670	110,866
Cass Information Systems, Inc.	1,092	46,095
CIBER, Inc.*	161,300	538,742
Computer Task Group, Inc.*	1,257	22,915
CSG Systems International, Inc.*	2,089	37,978
DST Systems, Inc.	571	34,603
EPAM Systems, Inc.*	529	9,575
ExlService Holdings, Inc.*	2,496	66,144
FleetCor Technologies, Inc.*	5,179	277,853
Forrester Research, Inc.	1,480	39,664
Gartner, Inc.*	9,908	455,966
Genpact Ltd.	38,863	602,377
Global Cash Access Holdings, Inc.*	7,027	55,092
Global Payments, Inc.	8,352	378,346
Hackett Group, Inc.	2,641	11,303
Heartland Payment Systems, Inc.	4,109	121,216
Higher One Holdings, Inc.*	3,432	36,173
iGATE Corp.*	3,437	54,202
Innodata, Inc.*	2,380	8,996
Jack Henry & Associates, Inc.	9,261	363,587
Lender Processing Services, Inc.	8,987	221,260
Lionbridge Technologies, Inc.*	5,902	23,726
Mattersight Corp.*	1,021	5,074
MAXIMUS, Inc.	3,601	227,655
MoneyGram International, Inc.*	702	9,330
NeuStar, Inc., Class A*	7,112	298,206
PRGX Global, Inc.*	2,430	15,674
SAIC, Inc.	10,725	121,407

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Sapient Corp.*	104,084	$1,099,127
ServiceSource International, Inc.*	5,306	31,040
Syntel, Inc.	1,649	88,370
Teradata Corp.*	9,360	579,290
TNS, Inc.*	2,586	53,608
Total System Services, Inc.	14,764	316,245
Unisys Corp.*	2,392	41,382
Vantiv, Inc., Class A*	4,208	85,927
VeriFone Systems, Inc.*	11,427	339,153
Virtusa Corp.*	1,991	32,712
WEX, Inc.*	4,131	311,353

		8,259,705

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	879	34,527

Semiconductors & Semiconductor Equipment (2.5%)
Ambarella, Inc.*	188	2,096
Atmel Corp.*	4,052	26,541
ATMI, Inc.*	171	3,570
Cabot Microelectronics Corp.	2,510	89,130
Cavium, Inc.*	5,276	164,664
CEVA, Inc.*	1,884	29,673
Cirrus Logic, Inc.*	12,976	375,915
Cymer, Inc.*	1,016	91,877
Cypress Semiconductor Corp.*	8,901	96,487
Exar Corp.*	593	5,278
Fairchild Semiconductor International, Inc.*	59,578	857,923
Freescale Semiconductor Ltd.*	5,052	55,622
GT Advanced Technologies, Inc.*	10,740	32,435
Hittite Microwave Corp.*	3,343	207,600
Inphi Corp.*	1,022	9,791
Intermolecular, Inc.*	1,467	13,056
Lattice Semiconductor Corp.*	294,600	1,175,454
LSI Corp.*	60,397	427,611
MA-COM Technology Solutions Holdings, Inc.*	114	1,707
MaxLinear, Inc., Class A*	421	2,113
Mellanox Technologies Ltd.*	3,542	210,324
MEMC Electronic Materials, Inc.*	5,494	17,636
Micrel, Inc.	5,215	49,542
Microsemi Corp.*	9,415	198,092
MIPS Technologies, Inc.*	3,953	30,912
Monolithic Power Systems, Inc.	3,260	72,633
NVE Corp.*	529	29,354
PDF Solutions, Inc.*	2,600	35,828
Peregrine Semiconductor Corp.*	166	2,541
PLX Technology, Inc.*	4,459	16,186
Power Integrations, Inc.	28,030	942,088
QuickLogic Corp.*	3,962	8,598
Rambus, Inc.*	866	4,226
RF Micro Devices, Inc.*	3,673	16,455
Semtech Corp.*	73,546	2,129,157
Silicon Image, Inc.*	7,437	36,888
Silicon Laboratories, Inc.*	28,046	1,172,603
Skyworks Solutions, Inc.*	17,931	363,999
SunPower Corp.*	1,955	10,987
Teradyne, Inc.*	51,730	873,720

Ultratech, Inc.*	2,802	$104,515
Veeco Instruments, Inc.*	29,904	882,766
Volterra Semiconductor Corp.*	36,410	625,160

		11,502,753

Software (6.2%)
ACI Worldwide, Inc.*	4,215	184,153
Actuate Corp.*	4,952	27,731
Advent Software, Inc.*	37,579	803,439
American Software, Inc., Class A	2,528	19,617
ANSYS, Inc.*	9,894	666,262
Aspen Technology, Inc.*	47,786	1,320,805
AVG Technologies N.V.*	814	12,886
Blackbaud, Inc.	4,776	109,036
Bottomline Technologies, Inc.*	59,492	1,569,994
BroadSoft, Inc.*	55,293	2,008,795
Cadence Design Systems, Inc.*	232,518	3,141,318
Callidus Software, Inc.*	3,732	16,943
CommVault Systems, Inc.*	10,352	721,638
Compuware Corp.*	1,280	13,914
Comverse Technology, Inc.*	23,399	89,852
Comverse, Inc.*	2,339	66,732
Concur Technologies, Inc.*	18,449	1,245,677
Digimarc Corp.	763	15,794
Ebix, Inc.	2,276	36,575
Ellie Mae, Inc.*	2,687	74,564
Eloqua, Inc.*	677	15,970
Envivio, Inc.*	274	466
EPIQ Systems, Inc.	240	3,067
Exa Corp.*	463	4,505
FactSet Research Systems, Inc.	4,775	420,487
Fair Isaac Corp.	3,632	152,653
FalconStor Software, Inc.*	3,187	7,426
FleetMatics Group plc*	662	16,656
Fortinet, Inc.*	49,394	1,040,732
Glu Mobile, Inc.*	5,461	12,506
Guidance Software, Inc.*	1,540	18,280
Guidewire Software, Inc.*	12,160	361,395
Imperva, Inc.*	1,043	32,886
Infoblox, Inc.*	788	14,160
Informatica Corp.*	11,492	348,437
Interactive Intelligence Group, Inc.*	1,573	52,758
Jive Software, Inc.*	1,735	25,210
Manhattan Associates, Inc.*	2,153	129,912
Mentor Graphics Corp.*	5,312	90,410
MICROS Systems, Inc.*	52,903	2,245,203
MicroStrategy, Inc., Class A*	911	85,069
Monotype Imaging Holdings, Inc.	3,919	62,626
NetScout Systems, Inc.*	3,885	100,971
NetSuite, Inc.*	3,341	224,849
Nuance Communications, Inc.*	25,661	572,754
Parametric Technology Corp.*	12,706	286,012
Pegasystems, Inc.	1,844	41,822
Proofpoint, Inc.*	644	7,928
PROS Holdings, Inc.*	2,345	42,890
QAD, Inc., Class A	469	6,754
QAD, Inc., Class B	116	1,505
QLIK Technologies, Inc.*	9,042	196,392
Qualys, Inc.*	623	9,214
RealPage, Inc.*	3,830	82,613
Rosetta Stone, Inc.*	571	7,046

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Rovi Corp.*	2,221	$34,270
Salesforce.com, Inc.*	7,130	1,198,553
ServiceNow, Inc.*	57,131	1,715,644
SolarWinds, Inc.*	26,461	1,387,879
Solera Holdings, Inc.	30,400	1,625,488
Sourcefire, Inc.*	3,143	148,413
Splunk, Inc.*	18,189	527,845
SS&C Technologies Holdings, Inc.*	1,002	23,166
Synchronoss Technologies, Inc.*	2,964	62,511
Synopsys, Inc.*	1,157	36,839
Take-Two Interactive Software, Inc.*	8,284	91,207
Tangoe, Inc.*	3,189	37,853
TIBCO Software, Inc.*	47,540	1,046,355
TiVo, Inc.*	6,601	81,324
Tyler Technologies, Inc.*	3,194	154,717
Ultimate Software Group, Inc.*	2,834	267,558
VASCO Data Security International, Inc.*	1,394	11,375
Verint Systems, Inc.*	2,333	68,497
VirnetX Holding Corp.*	4,455	130,442
Websense, Inc.*	3,980	59,859
Workday, Inc., Class A*	8,942	487,339

		28,064,423

Total Information Technology		78,610,867

Materials (3.6%)
Chemicals (1.6%)
ADA-ES, Inc.*	966	16,306
Albemarle Corp.	5,346	332,094
American Vanguard Corp.	2,976	92,464
Arabian American Development Co.*	2,149	17,858
Balchem Corp.	3,126	113,786
Calgon Carbon Corp.*	5,114	72,517
Chemtura Corp.*	7,257	154,284
Flotek Industries, Inc.*	5,298	64,636
Georgia Gulf Corp.	2,294	94,696
GSE Holding, Inc.*	852	5,282
H.B. Fuller Co.	34,570	1,203,727
Hawkins, Inc.	974	37,635
Innophos Holdings, Inc.	2,299	106,903
Innospec, Inc.	316	10,899
International Flavors & Fragrances, Inc.	8,610	572,909
Intrepid Potash, Inc.	2,748	58,505
KMG Chemicals, Inc.	837	14,706
Koppers Holdings, Inc.	2,219	84,655
Landec Corp.*	666	6,320
LSB Industries, Inc.*	1,160	41,087
Methanex Corp.	22,130	705,283
NewMarket Corp.	930	243,846
Olin Corp.	5,802	125,265
OMNOVA Solutions, Inc.*	4,953	34,721
PolyOne Corp.	69,840	1,426,133
Quaker Chemical Corp.	374	20,144
Rockwood Holdings, Inc.	2,189	108,268
RPM International, Inc.	5,419	159,102
Scotts Miracle-Gro Co., Class A	3,937	173,425
Stepan Co.	1,696	94,196

Valspar Corp.	9,889	$617,074
W.R. Grace & Co.*	7,243	486,947
Westlake Chemical Corp.	485	38,461
Zep, Inc.	1,003	14,483

		7,348,617

Construction Materials (0.1%)
Eagle Materials, Inc.	5,183	303,205
Headwaters, Inc.*	6,551	56,077
Martin Marietta Materials, Inc.	2,476	233,437
United States Lime & Minerals, Inc.*	173	8,152

		600,871

Containers & Packaging (1.0%)
AEP Industries, Inc.*	433	25,647
AptarGroup, Inc.	2,380	113,574
Ball Corp.	33,653	1,505,972
Berry Plastics Group, Inc.*	1,219	19,601
Crown Holdings, Inc.*	26,912	990,631
Myers Industries, Inc.	3,588	54,358
Owens-Illinois, Inc.*	12,946	275,361
Packaging Corp. of America	9,554	367,542
Rock-Tenn Co., Class A	14,346	1,002,929
Silgan Holdings, Inc.	5,200	216,268

		4,571,883

Metals & Mining (0.4%)
AK Steel Holding Corp.	2,262	10,405
Allied Nevada Gold Corp.*	9,535	287,290
AMCOL International Corp.	2,539	77,897
Carpenter Technology Corp.	376	19,413
Coeur d’Alene Mines Corp.*	3,906	96,088
Compass Minerals International, Inc.	3,513	262,456
General Moly, Inc.*	1,177	4,720
Globe Specialty Metals, Inc.	482	6,627
Gold Reserve, Inc.*	725	2,400
Gold Resource Corp.	3,194	49,220
Handy & Harman Ltd.*	505	7,610
Haynes International, Inc.	1,086	56,331
Materion Corp.	166	4,279
Metals USA Holdings Corp.	320	5,597
Midway Gold Corp.*	13,657	18,983
Molycorp, Inc.*	1,970	18,597
Noranda Aluminum Holding Corp.	3,561	21,758
Paramount Gold and Silver Corp.*	13,969	32,408
Royal Gold, Inc.	6,798	552,745
Steel Dynamics, Inc.	4,988	68,485
SunCoke Energy, Inc.*	5,277	82,268
Tahoe Resources, Inc.*	1,937	35,486
U.S. Antimony Corp.*	5,755	10,129
U.S. Silica Holdings, Inc.	1,258	21,046

		1,752,238

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.	2,421	69,507
Clearwater Paper Corp.*	1,994	78,085
Deltic Timber Corp.	1,164	82,202
International Paper Co.	21,220	845,405

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Louisiana-Pacific Corp.*	49,208	$950,698
Neenah Paper, Inc.	1,024	29,153
P.H. Glatfelter Co.	777	13,582
Schweitzer-Mauduit International, Inc.	2,468	96,326
Wausau Paper Corp.	4,485	38,840

		2,203,798

Total Materials		16,477,407

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	7,598	56,149
Atlantic Tele-Network, Inc.	965	35,425
Cbeyond, Inc.*	239	2,161
Cincinnati Bell, Inc.*	7,585	41,566
Cogent Communications Group, Inc.	4,999	113,177
Consolidated Communications Holdings, Inc.	2,735	43,541
Fairpoint Communications, Inc.*	1,885	14,967
General Communication, Inc., Class A*	3,940	37,785
HickoryTech Corp.	1,427	13,885
IDT Corp., Class B	1,538	14,672
inContact, Inc.*	3,594	18,617
Iridium Communications, Inc.*	750	5,055
Level 3 Communications, Inc.*	8,875	205,101
Lumos Networks Corp.	1,581	15,842
magicJack VocalTec Ltd.*	1,036	18,866
ORBCOMM, Inc.*	1,891	7,413
Premiere Global Services, Inc.*	1,241	12,137
Primus Telecommunications Group, Inc.	1,298	14,109
Towerstream Corp.*	5,102	16,581
tw telecom, Inc.*	58,827	1,498,324

		2,185,373

Wireless Telecommunication Services (0.4%)
Boingo Wireless, Inc.*	1,683	12,706
Crown Castle International Corp.*	11,900	858,704
Leap Wireless International, Inc.*	1,471	9,782
NTELOS Holdings Corp.	1,599	20,963
SBA Communications Corp., Class A*	12,891	915,519

		1,817,674

Total Telecommunication Services		4,003,047

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	5,466	$420,390
Otter Tail Corp.	192	4,800

		425,190

Gas Utilities (0.0%)
Piedmont Natural Gas Co., Inc.	659	20,633
Questar Corp.	4,275	84,474
South Jersey Industries, Inc.	714	35,936

		141,043

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	2,320	5,359
Atlantic Power Corp.	1,035	11,830
Ormat Technologies, Inc.	539	10,392

		27,581

Water Utilities (0.1%)
American States Water Co.	220	10,556
Aqua America, Inc.	1,684	42,807
Cadiz, Inc.*	1,278	10,122
California Water Service Group	2,243	41,159
Connecticut Water Service, Inc.	689	20,518
SJW Corp.	471	12,529
York Water Co.	1,024	17,992

		155,683

Total Utilities		749,497

Total Common Stocks (78.2%) (Cost $271,611,770)		355,846,919

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13* (b) (Cost $—)	1,376	27

Total Investments (78.2%) (Cost $271,611,770)		355,846,946
Other Assets Less Liabilities (21.8%)		99,470,255

Net Assets (100%)		$455,317,201

*	Non-income producing.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

At December 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2012	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	170	March-13	$9,112,571	$9,027,850	$(84,721)
Russell 2000 Mini Index	335	March-13	27,723,451	28,361,100	637,649
S&P MidCap 400 E-Mini Index	554	March-13	55,915,574	56,402,740	487,166

					$1,040,094

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$70,298,424	$1,049,952	$—	$71,348,376
Consumer Staples	9,793,050	—	—	9,793,050
Energy	20,765,773	—	—	20,765,773
Financials	31,316,370	—	—	31,316,370
Health Care	55,733,511	—	—	55,733,511
Industrials	66,018,516	1,030,505	—	67,049,021
Information Technology	78,610,867	—	—	78,610,867
Materials	16,477,407	—	—	16,477,407
Telecommunication Services	4,003,047	—	—	4,003,047
Utilities	749,497	—	—	749,497
Futures	1,124,815	—	—	1,124,815
Warrants
Energy	—	27	—	27

Total Assets	$354,891,277	$2,080,484	$—	$356,971,761

Liabilities:
Futures	$(84,721)	$—	$—	$(84,721)

Total Liabilities	$(84,721)	$—	$—	$(84,721)

Total	$354,806,556	$2,080,484	$—	$356,887,040

(a)	A security with a market value of $131,739 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Fair Values of Derivative Instruments as of December 31, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	1,124,815	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,124,815

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(84,721	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(84,721)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	11,924,816	—	—	11,924,816
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$11,924,816	$—	$—	$11,924,816

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	721,376	—	—	721,376
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$721,376	$—	$—	$721,376

The Portfolio held futures contracts with an average notional balance of approximately $79,253,000 during the year ended December 31, 2012.

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$199,867,728
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$272,953,459

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,486,620
Aggregate gross unrealized depreciation	(12,087,010)

Net unrealized appreciation	$80,399,610

Federal income tax cost of investments	$275,447,336

For the year ended December 31, 2012, the Portfolio incurred approximately $1,192 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $9,878,070, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $42,602,373 during 2012.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value (Cost $271,611,770)	$355,846,946
Cash	94,193,651
Cash held as collateral at broker	4,570,000
Due from broker for futures variation margin	2,250,398
Receivable for securities sold	704,401
Dividends, interest and other receivables	82,526
Receivable from Separate Accounts for Trust shares sold	55,162
Other assets	1,640

Total assets	457,704,724

LIABILITIES
Payable for securities purchased	1,507,648
Payable to Separate Accounts for Trust shares redeemed	332,237
Investment management fees payable	292,526
Administrative fees payable	89,387
Distribution fees payable - Class B	83,631
Trustees’ fees payable	11,770
Distribution fees payable - Class A	2,587
Accrued expenses	67,737

Total liabilities	2,387,523

NET ASSETS	$455,317,201

Net assets were comprised of:
Paid in capital	$384,883,447
Accumulated undistributed net investment income (loss)	85,231
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(14,926,747)
Net unrealized appreciation (depreciation) on investments and futures	85,275,270

Net assets	$455,317,201

Class A
Net asset value, offering and redemption price per share, $12,192,279 / 1,237,635 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.85

Class B
Net asset value, offering and redemption price per share, $402,020,754 / 42,057,088 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.56

Class K
Net asset value, offering and redemption price per share, $41,104,168 / 4,160,745 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.88

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (net of $5,117 foreign withholding tax)	$3,185,859
Interest	78,228

Total income	3,264,087

EXPENSES
Investment management fees	3,605,777
Distribution fees - Class B	993,812
Administrative fees	708,591
Custodian fees	141,500
Professional fees	55,821
Printing and mailing expenses	48,482
Distribution fees - Class A	30,712
Trustees’ fees	9,256
Miscellaneous	15,200

Gross expenses	5,609,151
Less: Waiver from investment advisor	(33,685)
Fees paid indirectly	(17,100)

Net expenses	5,558,366

NET INVESTMENT INCOME (LOSS)	(2,294,279)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	32,166,253
Futures	11,924,816
Foreign currency transactions	(12,623)

Net realized gain (loss)	44,078,446

Change in unrealized appreciation (depreciation) on:
Securities	22,032,363
Futures	721,376

Net change in unrealized appreciation (depreciation)	22,753,739

NET REALIZED AND UNREALIZED GAIN (LOSS)	66,832,185

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,537,906

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,294,279)	$(4,046,471)
Net realized gain (loss) on investments, futures and foreign currency transactions	44,078,446	23,527,815
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	22,753,739	(58,064,970)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	64,537,906	(38,583,626)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 63,099 and 382,732 shares, respectively ]	609,616	3,612,906
Capital shares repurchased [ (215,887) and (7,441,933) shares, respectively ]	(2,042,888)	(63,173,922	)(z)

Total Class A transactions	(1,433,272)	(59,561,016)

Class B
Capital shares sold [ 4,386,789 and 6,034,863 shares, respectively ]	40,681,465	55,820,538
Capital shares repurchased [ (7,892,480) and (12,167,709) shares, respectively ]	(72,148,514)	(110,396,239)

Total Class B transactions	(31,467,049)	(54,575,701)

Class K†
Capital shares sold [ 59,306 and 6,986,737 shares, respectively ]	558,767	58,811,108	(z)
Capital shares repurchased [ (2,573,285) and (312,013) shares, respectively ]	(23,046,461)	(2,648,615)

Total Class K transactions	(22,487,694)	56,162,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(55,388,015)	(57,974,224)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,149,891	(96,557,850)
NET ASSETS:
Beginning of year	446,167,310	542,725,160

End of year (a)	$455,317,201	$446,167,310

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$85,231	$(11,136)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Mid Cap Growth Portfolio exchanged approximately 6,916,319 Class A shares for approximately 6,916,319 Class K shares. This exchange amounted to approximately $58,211,892.

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012		2011		2010		2009		2008
Net asset value, beginning of year	$8.54		$9.24		$7.27		$5.11		$9.13

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(e)	(0.06	)(e)	(0.03	)(e)	—	#(e)	(0.04	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.36		(0.64)		2.00		2.16		(3.90)

Total from investment operations	1.31		(0.70)		1.97		2.16		(3.94)

Less distributions:
Distributions from net realized gains	—		—		—		—		(0.08)

Net asset value, end of year	$9.85		$8.54		$9.24		$7.27		$5.11

Total return	15.34%		(7.58)%		27.10%		42.27%		(43.47)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,192		$11,871		$78,095		$84,705		$151,539
Ratio of expenses to average net assets:
After waivers and reimbursements	1.26%		0.99%		1.04%		0.78%		1.21%
After waivers, reimbursements and fees paid indirectly	1.26%		0.99%		1.03%		0.78%		1.21%
Before waivers, reimbursements and fees paid indirectly	1.27%		1.01%		1.04%		1.07%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	(0.54)%		(0.59)%		(0.43)%		(0.05)%		(0.50)%
After waivers, reimbursements and fees paid indirectly	(0.53)%		(0.59)%		(0.43)%		(0.05)%		(0.50)%
Before waivers, reimbursements and fees paid indirectly	(0.54)%		(0.60)%		(0.44)%		(0.34)%		(0.61)%
Portfolio turnover rate	54%		64%		65%		122%		128%

	Year Ended December 31,
Class B	2012		2011		2010		2009		2008
Net asset value, beginning of year	$8.28		$8.99		$7.08		$4.99		$8.95

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(e)	(0.07	)(e)	(0.05	)(e)	(0.02	)(e)	(0.05	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.33		(0.64)		1.96		2.11		(3.83)

Total from investment operations	1.28		(0.71)		1.91		2.09		(3.88)

Less distributions:
Distributions from net realized gains	—		—		—		—		(0.08)

Net asset value, end of year	$9.56		$8.28		$8.99		$7.08		$4.99

Total return	15.46%		(7.90)%		26.98%		41.88%		(43.68)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$402,021		$377,314		$464,630		$394,599		$288,031
Ratio of expenses to average net assets:
After waivers and reimbursements	1.26%		1.24	%(c)	1.29%		1.15%		1.46%
After waivers, reimbursements and fees paid indirectly	1.26%		1.24%		1.28%		1.15%		1.46%
Before waivers, reimbursements and fees paid indirectly	1.27%		1.26	%(c)	1.29%		1.32%		1.56	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	(0.53)%		(0.81)%		(0.67)%		(0.42)%		(0.75)%
After waivers, reimbursements and fees paid indirectly	(0.53)%		(0.81)%		(0.67)%		(0.42)%		(0.75)%
Before waivers, reimbursements and fees paid indirectly	(0.54)%		(0.82)%		(0.68)%		(0.59)%		(0.86)%
Portfolio turnover rate	54%		64%		65%		122%		128%

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012		August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.54		$8.22

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.37		0.33

Total from investment operations	1.34		0.32

Net asset value, end of period	$9.88		$8.54

Total return (b)	15.69%		3.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,104		$56,983
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.01%		1.00%
After waivers, reimbursements and fees paid indirectly (a)	1.01%		1.00%
Before waivers, reimbursements and fees paid indirectly (a)	1.02%		1.01	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.29)%		(0.48)%
After waivers, reimbursements and fees paid indirectly (a)	(0.29)%		(0.48)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.30)%		(0.48)%
Portfolio turnover rate	54%		64%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	BlackRock Investment Management, LLC
➢	Diamond Hill Capital Management, Inc.
➢	Knightsbridge Asset Management LLC
➢	Lord, Abbett & Co. LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares*	14.73%	3.01%	8.90%
Portfolio – Class B Shares*	14.92	2.83	8.66
Portfolio – Class K Shares**	15.02	N/A	11.42
Russell 2500TM Value Index	19.21	4.54	10.20
Volatility Managed Index – Mid Cap Value 2500	18.39	7.66	11.78
* Date of inception 12/31/01. ** Date of inception 8/26/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 14.73% for the year ended December 31, 2012. The Portfolio’s benchmarks, the Russell 2500TM Value Index returned 19.21%, and the Volatility Managed Index – Mid Cap Value 2500 returned 18.39% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its primary benchmark.

Portfolio Highlights

What helped performance during the year:

•

Industrials sector holding USG Corporation was the leading contributor to performance for the year. The manufacturer of construction materials such as drywall and joint compound benefitted from the improving housing market.

•	Stock selection in the Financials sector was positive for the Portfolio, with contributions coming from First American Financial Corp., Pacific Capital Group and Howard Hughes Corp.

•	Chemtura Corp., a specialty chemical manufacturer, was a notable contributor to relative performance.

•	An underweight position in the Utilities sector helped performance since this was the second-worst performing sector in the benchmark during the year.

What hurt performance during the year:

•	An overweight position in the Energy sector detracted from performance as this sector was the worst performer in the benchmark for 2012.

•	Stock selection in the Consumer Discretionary, Consumer Staples, Industrials and Materials sectors detracted from relative performance for the year.

•	A relative overweight in Industrials holding Accuride Corporation, manufacturer and supplier of commercial vehicle components, was the leading individual detractor from performance.

•	Holdings of MBIA Inc. in Financials and CEDC in Consumer Staples also detracted from Portfolio performance.

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 12/31/12	% of Net Assets
Financials	22.3%
Industrials	12.9
Consumer Discretionary	8.8
Information Technology	7.5
Materials	6.5
Health Care	5.9
Energy	5.7
Consumer Staples	5.0
Utilities	3.8
Telecommunication Services	0.4
Cash and Other	21.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,097.10	$6.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.35
Class B
Actual	1,000.00	1,097.80	6.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.35
Class K
Actual	1,000.00	1,098.60	5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.10	5.09

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.25%, 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.8%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	7,583	$84,930
Cooper Tire & Rubber Co.	948	24,041
Dana Holding Corp.	14,795	230,950
Drew Industries, Inc.	1,161	37,442
Exide Technologies, Inc.*	8,907	30,462
Federal-Mogul Corp.*	2,124	17,034
Fuel Systems Solutions, Inc.*	1,326	19,492
Lear Corp.	11,133	521,470
Modine Manufacturing Co.*	5,253	42,707
Shiloh Industries, Inc.	552	5,686
Spartan Motors, Inc.	3,956	19,503
Standard Motor Products, Inc.	2,192	48,706
Stoneridge, Inc.*	3,163	16,194
Superior Industries International, Inc.	2,599	53,020
Tenneco, Inc.*	45,460	1,596,101
TRW Automotive Holdings Corp.*	11,289	605,203
Visteon Corp.*	5,491	295,526

		3,648,467

Automobiles (0.0%)
Thor Industries, Inc.	4,426	165,665
Winnebago Industries, Inc.*	2,380	40,770

		206,435

Distributors (0.0%)
Core-Mark Holding Co., Inc.	1,088	51,517
VOXX International Corp.*	1,702	11,454
Weyco Group, Inc.	697	16,282

		79,253

Diversified Consumer Services (0.7%)
Ascent Capital Group, Inc., Class A*	1,575	97,555
Career Education Corp.*	5,864	20,641
Carriage Services, Inc.	1,743	20,689
Corinthian Colleges, Inc.*	8,589	20,957
DeVry, Inc.	7,279	172,731
Education Management Corp.*	3,028	13,263
Hillenbrand, Inc.	59,970	1,355,922
Lincoln Educational Services Corp.	2,659	14,864
Mac-Gray Corp.	1,163	14,596
Matthews International Corp., Class A	1,690	54,249
National American University Holdings, Inc.	536	2,064
Regis Corp.	6,514	110,217
Service Corp. International	24,313	335,762
Sotheby’s, Inc.	4,908	165,007
Steiner Leisure Ltd.*	27,825	1,340,887
Stewart Enterprises, Inc., Class A	8,459	64,627
Universal Technical Institute, Inc.	815	8,182

		3,812,213

Hotels, Restaurants & Leisure (1.3%)
Ameristar Casinos, Inc.	480	$12,595
Biglari Holdings, Inc.*	124	48,362
Bloomin’ Brands, Inc.*	407	6,365
Bluegreen Corp.*	1,620	15,196
Bob Evans Farms, Inc.	2,848	114,490
Boyd Gaming Corp.*	5,885	39,076
Caesars Entertainment Corp.*	455	3,149
Carrols Restaurant Group, Inc.*	521	3,116
Cedar Fair LP	66,600	2,227,770
Choice Hotels International, Inc.	2,756	92,657
Churchill Downs, Inc.	989	65,719
Chuy’s Holdings, Inc.*	114	2,547
Denny’s Corp.*	2,463	12,019
Einstein Noah Restaurant Group, Inc.	12	146
Fiesta Restaurant Group, Inc.*	191	2,926
Frisch’s Restaurants, Inc.	326	6,031
International Speedway Corp., Class A	3,034	83,799
Isle of Capri Casinos, Inc.*	2,480	13,888
Jack in the Box, Inc.*	989	28,285
Krispy Kreme Doughnuts, Inc.*	6,736	63,184
Life Time Fitness, Inc.*	368	18,109
Luby’s, Inc.*	2,253	15,072
Marcus Corp.	2,242	27,958
Marriott Vacations Worldwide Corp.*	3,003	125,135
Monarch Casino & Resort, Inc.*	1,071	11,685
Morgans Hotel Group Co.*	1,277	7,075
Orient-Express Hotels Ltd., Class A*	10,991	128,485
Penn National Gaming, Inc.*	6,763	332,131
Pinnacle Entertainment, Inc.*	6,100	96,563
Red Lion Hotels Corp.*	1,522	12,009
Red Robin Gourmet Burgers, Inc.*	20,925	738,443
Ruby Tuesday, Inc.*	7,245	56,946
Scientific Games Corp., Class A*	4,916	42,622
Sonic Corp.*	1,355	14,105
Speedway Motorsports, Inc.	1,293	23,067
Vail Resorts, Inc.	2,649	143,284
Wendy’s Co.	501,798	2,358,451
WMS Industries, Inc.*	6,262	109,585

		7,102,045

Household Durables (1.4%)
American Greetings Corp., Class A	3,341	56,429
Bassett Furniture Industries, Inc.	1,230	15,338
Beazer Homes USA, Inc.*	2,743	46,329
Cavco Industries, Inc.*	84	4,198
CSS Industries, Inc.	1,075	23,532
D.R. Horton, Inc.	28,919	572,018
Ethan Allen Interiors, Inc.	371	9,538
Flexsteel Industries, Inc.	481	10,317
Harman International Industries, Inc.	7,864	351,049
Helen of Troy Ltd.*	3,506	117,065
Hooker Furniture Corp.	1,164	16,913
Hovnanian Enterprises, Inc., Class A*	11,667	81,669
Jarden Corp.*	20,081	1,038,188

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

KB Home	8,628	$136,322
La-Z-Boy, Inc.	4,141	58,595
Leggett & Platt, Inc.	51,749	1,408,608
Lennar Corp., Class A	18,125	700,894
Lifetime Brands, Inc.	1,096	11,629
M.D.C. Holdings, Inc.	4,282	157,406
M/I Homes, Inc.*	2,331	61,772
Meritage Homes Corp.*	2,611	97,521
Mohawk Industries, Inc.*	17,685	1,599,962
NACCO Industries, Inc., Class A	624	37,871
NVR, Inc.*	60	55,200
PulteGroup, Inc.*	38,319	695,873
Ryland Group, Inc.	2,213	80,775
Sealy Corp.*	5,986	12,990
Standard Pacific Corp.*	12,778	93,918
Toll Brothers, Inc.*	16,089	520,157
Universal Electronics, Inc.*	1,686	32,624

		8,104,700

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	2,927	10,742
HomeAway, Inc.*	415	9,130
Kayak Software Corp.*	64	2,542
Shutterfly, Inc.*	3,040	90,805

		113,219

Leisure Equipment & Products (0.2%)
Black Diamond, Inc.*	2,465	20,213
Callaway Golf Co.	126,827	824,375
JAKKS Pacific, Inc.	2,205	27,607
Johnson Outdoors, Inc., Class A*	657	13,087
Marine Products Corp.	540	3,089
Steinway Musical Instruments, Inc.*	793	16,772

		905,143

Media (2.2%)
Beasley Broadcasting Group, Inc., Class A	436	2,132
Belo Corp., Class A	6,732	51,634
Cablevision Systems Corp. - New York Group, Class A	19,985	298,576
Carmike Cinemas, Inc.*	1,360	20,400
Central European Media Enterprises Ltd., Class A*	4,031	24,710
Clear Channel Outdoor Holdings, Inc., Class A*	1,982	13,914
Crown Media Holdings, Inc., Class A*	3,389	6,270
Cumulus Media, Inc., Class A*	7,122	19,016
Daily Journal Corp.*	110	10,180
Digital Generation, Inc.*	3,137	34,068
DreamWorks Animation SKG, Inc., Class A*	7,614	126,164
Entercom Communications Corp., Class A*	2,566	17,911
Entravision Communications Corp., Class A	5,451	9,049
EW Scripps Co., Class A*	3,382	36,559
Fisher Communications, Inc.	985	26,585
Gannett Co., Inc.	284,321	5,120,621

Global Sources Ltd.*	1,785	$11,567
Harte-Hanks, Inc.	5,050	29,795
Interpublic Group of Cos., Inc.	126,528	1,394,339
John Wiley & Sons, Inc., Class A	3,003	116,907
Journal Communications, Inc., Class A*	4,695	25,400
Lamar Advertising Co., Class A*	1,151	44,601
LIN TV Corp., Class A*	3,264	24,578
Live Nation Entertainment, Inc.*	15,513	144,426
Madison Square Garden Co., Class A*	6,387	283,263
Martha Stewart Living Omnimedia, Inc., Class A*	3,165	7,754
McClatchy Co., Class A*	6,248	20,431
MDC Partners, Inc., Class A	1,781	20,125
Meredith Corp.	4,036	139,040
National CineMedia, Inc.	4,244	59,968
New York Times Co., Class A*	412,431	3,518,036
Nexstar Broadcasting Group, Inc., Class A*	871	9,224
Outdoor Channel Holdings, Inc.	1,150	8,740
Reading International, Inc., Class A*	1,869	11,233
Regal Entertainment Group, Class A	5,940	82,863
Rentrak Corp.*	419	8,166
Saga Communications, Inc., Class A	373	17,344
Salem Communications Corp., Class A	1,141	6,230
Scholastic Corp.	2,946	87,084
Shutterstock, Inc.*	508	13,208
Sinclair Broadcast Group, Inc., Class A	5,284	66,684
Valassis Communications, Inc.	1,687	43,491
Washington Post Co., Class B	475	173,475
World Wrestling Entertainment, Inc., Class A	1	8

		12,185,769

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	1,456	17,647
Dillard’s, Inc., Class A	3,297	276,190
Fred’s, Inc., Class A	4,154	55,290
Saks, Inc.*	12,293	129,199
Tuesday Morning Corp.*	4,683	29,269

		507,595

Specialty Retail (1.8%)
Aaron’s, Inc.	19,039	538,423
Abercrombie & Fitch Co., Class A	30,588	1,467,306
American Eagle Outfitters, Inc.	4,978	102,099
Asbury Automotive Group, Inc.*	372	11,915
AutoNation, Inc.*	1,789	71,023
Barnes & Noble, Inc.*	2,941	44,380
bebe stores, Inc.	3,738	14,915
Big 5 Sporting Goods Corp.	1,863	24,405
Brown Shoe Co., Inc.	4,842	88,948
Cabela’s, Inc.*	506	21,125
Casual Male Retail Group, Inc.*	4,592	19,286
Chico’s FAS, Inc.	5,562	102,675

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Children’s Place Retail Stores, Inc.*	1,662	$73,610
Citi Trends, Inc.*	1,577	21,700
Conn’s, Inc.*	1,664	51,052
Destination Maternity Corp.	834	17,981
Dick’s Sporting Goods, Inc.	9,800	445,802
DSW, Inc., Class A	250	16,422
Finish Line, Inc., Class A	3,576	67,694
Five Below, Inc.*	609	19,512
Foot Locker, Inc.	13,510	433,941
GameStop Corp., Class A	38,230	959,191
Group 1 Automotive, Inc.	2,553	158,260
Guess?, Inc.	6,889	169,056
Haverty Furniture Cos., Inc.	2,092	34,121
hhgregg, Inc.*	1,673	11,744
Jos. A. Bank Clothiers, Inc.*	231	9,836
Kirkland’s, Inc.*	1,639	17,357
Lithia Motors, Inc., Class A	2,456	91,904
MarineMax, Inc.*	2,303	20,589
Men’s Wearhouse, Inc.	22,973	715,839
New York & Co., Inc.*	1,178	4,488
Office Depot, Inc.*	31,594	103,628
OfficeMax, Inc.	9,615	93,842
Orchard Supply Hardware Stores Corp., Class A*	203	1,504
Penske Automotive Group, Inc.	13,570	408,321
PEP Boys-Manny, Moe & Jack	5,996	58,941
Perfumania Holdings, Inc.*	551	2,711
RadioShack Corp.	11,299	23,954
Rent-A-Center, Inc.	6,644	228,288
Restoration Hardware Holdings, Inc.*	388	13,087
Sally Beauty Holdings, Inc.*	1,113	26,233
Shoe Carnival, Inc.	1,649	33,788
Signet Jewelers Ltd.	9,589	512,053
Sonic Automotive, Inc., Class A	4,665	97,452
Stage Stores, Inc.	3,469	85,962
Staples, Inc.	123,830	1,411,662
Stein Mart, Inc.	3,032	22,861
Systemax, Inc.	1,224	11,812
Tiffany & Co.	8,500	487,390
Tile Shop Holdings, Inc.*	7,200	121,176
West Marine, Inc.*	1,771	19,038
Wet Seal, Inc., Class A*	10,229	28,232
Williams-Sonoma, Inc.	4,304	188,386

		9,826,920

Textiles, Apparel & Luxury Goods (0.5%)
Cherokee, Inc.	55	754
Columbia Sportswear Co.	1,380	73,637
Culp, Inc.	960	14,410
Deckers Outdoor Corp.*	1,472	59,277
Delta Apparel, Inc.*	773	10,806
Fifth & Pacific Cos., Inc.*	11,562	143,947
G-III Apparel Group Ltd.*	1,643	56,240
Gildan Activewear, Inc.	14,000	512,120
Iconix Brand Group, Inc.*	7,868	175,614
Jones Group, Inc.	9,300	102,858
K-Swiss, Inc., Class A*	3,073	10,325
Maidenform Brands, Inc.*	769	14,988
Movado Group, Inc.	1,847	56,666
Perry Ellis International, Inc.	1,366	27,183

PVH Corp.	13,401	$1,487,645
Quiksilver, Inc.*	14,767	62,760
R.G. Barry Corp.	94	1,332
Skechers U.S.A., Inc., Class A*	4,300	79,550
Unifi, Inc.*	1,665	21,662
Warnaco Group, Inc.*	581	41,582

		2,953,356

Total Consumer Discretionary		49,445,115

Consumer Staples (5.0%)
Beverages (0.9%)
Beam, Inc.	13,400	818,606
Central European Distribution Corp.*	407,503	884,282
Constellation Brands, Inc., Class A*	47,325	1,674,832
Craft Brew Alliance, Inc.*	703	4,555
Molson Coors Brewing Co., Class B	38,570	1,650,410

		5,032,685

Food & Staples Retailing (0.6%)
Andersons, Inc.	2,108	90,433
Arden Group, Inc., Class A	32	2,879
Harris Teeter Supermarkets, Inc.	66,309	2,556,875
Ingles Markets, Inc., Class A	1,388	23,957
Nash Finch Co.	1,339	28,494
Natural Grocers by Vitamin Cottage, Inc.*	476	9,087
Pantry, Inc.*	2,241	27,183
Rite Aid Corp.*	68,432	93,067
Spartan Stores, Inc.	2,451	37,647
SUPERVALU, Inc.	5,876	14,514
Susser Holdings Corp.*	744	25,661
Village Super Market, Inc., Class A	937	30,790
Weis Markets, Inc.	1,242	48,649

		2,989,236

Food Products (2.6%)
Alico, Inc.	230	8,425
Annie’s, Inc.*	173	5,783
B&G Foods, Inc.	24,215	685,527
Bunge Ltd.	17,000	1,235,730
Cal-Maine Foods, Inc.	231	9,291
Chiquita Brands International, Inc.*	5,041	41,588
ConAgra Foods, Inc.	142,160	4,193,720
Darling International, Inc.*	9,183	147,295
Dean Foods Co.*	2,977	49,150
Diamond Foods, Inc.	2,523	34,489
Dole Food Co., Inc.*	4,070	46,683
Farmer Bros Co.*	701	10,115
Flowers Foods, Inc.	59,855	1,392,826
Fresh Del Monte Produce, Inc.	4,192	110,459
Green Mountain Coffee Roasters, Inc.*	2,362	97,692
Griffin Land & Nurseries, Inc.	284	7,668
Ingredion, Inc.	6,730	433,614
John B. Sanfilippo & Son, Inc.	889	16,162
Omega Protein Corp.*	2,088	12,779

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Pilgrim’s Pride Corp.*	1,341	$9,722
Post Holdings, Inc.*	135,858	4,653,137
Ralcorp Holdings, Inc.*	6,182	554,216
Seneca Foods Corp., Class A*	907	27,573
Smart Balance, Inc.*	6,662	85,940
Smithfield Foods, Inc.*	15,492	334,162
Snyders-Lance, Inc.	561	13,526
Tootsie Roll Industries, Inc.	141	3,655
TreeHouse Foods, Inc.*	1,344	70,063
Westway Group, Inc.*	1,152	7,684
WhiteWave Foods Co., Class A*	935	14,530

		14,313,204

Household Products (0.9%)
Central Garden & Pet Co., Class A*	3,749	39,177
Energizer Holdings, Inc.	50,714	4,056,106
Harbinger Group, Inc.*	4,718	36,281
Oil-Dri Corp. of America	571	15,760
Orchids Paper Products Co.	315	6,369
Spectrum Brands Holdings, Inc.	23,535	1,057,428

		5,211,121

Personal Products (0.0%)
Elizabeth Arden, Inc.*	423	19,039
Inter Parfums, Inc.	486	9,458
Nature’s Sunshine Products, Inc.	481	6,965
Nutraceutical International Corp.	981	16,226
Prestige Brands Holdings, Inc.*	1,977	39,599
Revlon, Inc., Class A*	1,328	19,256

		110,543

Tobacco (0.0%)
Alliance One International, Inc.*	9,825	35,763
Universal Corp.	2,547	127,121
Vector Group Ltd.	1,552	23,078

		185,962

Total Consumer Staples		27,842,751

Energy (5.7%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	4,365	199,873
Basic Energy Services, Inc.*	3,517	40,129
Bolt Technology Corp.	953	13,599
Bristow Group, Inc.	3,979	213,513
C&J Energy Services, Inc.*	3,516	75,383
Cal Dive International, Inc.*	10,839	18,751
Dawson Geophysical Co.*	892	23,531
Exterran Holdings, Inc.*	7,259	159,117
Forbes Energy Services Ltd.*	1,620	4,099
Gulf Island Fabrication, Inc.	1,606	38,592
Gulfmark Offshore, Inc., Class A	21,201	730,374
Heckmann Corp.*	14,660	59,080
Helix Energy Solutions Group, Inc.*	56,510	1,166,366
Helmerich & Payne, Inc.	20,913	1,171,337
Hercules Offshore, Inc.*	17,942	110,882
Hornbeck Offshore Services, Inc.*	4,012	137,772
Key Energy Services, Inc.*	16,837	117,017
Matrix Service Co.*	2,366	27,209
McDermott International, Inc.*	26,311	289,947

Mitcham Industries, Inc.*	535	$7,292
Nabors Industries Ltd.*	32,531	470,073
Natural Gas Services Group, Inc.*	1,456	23,908
Newpark Resources, Inc.*	10,084	79,159
Oil States International, Inc.*	807	57,733
Parker Drilling Co.*	13,380	61,548
Patterson-UTI Energy, Inc.	17,336	322,970
PHI, Inc. (Non-Voting)*	1,366	45,747
Pioneer Energy Services Corp.*	5,572	40,453
Rowan Cos., plc, Class A*	13,964	436,654
RPC, Inc.	854	10,453
SEACOR Holdings, Inc.	1,330	111,454
Solar Cayman Ltd.*†§(b)	141,300	14,130
Superior Energy Services, Inc.*	56,351	1,167,593
Tesco Corp.*	3,417	38,920
TETRA Technologies, Inc.*	8,786	66,686
Tidewater, Inc.	5,698	254,587
Unit Corp.*	5,436	244,892
Vantage Drilling Co.*	21,081	38,578
Willbros Group, Inc.*	3,377	18,101

		8,107,502

Oil, Gas & Consumable Fuels (4.3%)
Adams Resources & Energy, Inc.	235	8,241
Alon USA Energy, Inc.	285	5,156
Alpha Natural Resources, Inc.*	24,555	239,166
Amyris, Inc.*	3,376	10,533
Arch Coal, Inc.	23,661	173,199
Berry Petroleum Co., Class A	27,060	907,863
Bill Barrett Corp.*	5,361	95,372
Bonanza Creek Energy, Inc.*	952	26,456
BPZ Resources, Inc.*	8,434	26,567
Callon Petroleum Co.*	4,446	20,896
Carrizo Oil & Gas, Inc.*	632	13,221
Cheniere Energy, Inc.*	8,279	155,480
Cimarex Energy Co.	35,025	2,021,993
Clayton Williams Energy, Inc.*	608	24,320
Cloud Peak Energy, Inc.*	6,813	131,695
Comstock Resources, Inc.*	5,477	82,867
Contango Oil & Gas Co.	128	5,422
Crimson Exploration, Inc.*	2,613	7,160
Crosstex Energy, Inc.	373	5,349
CVR Energy, Inc.*	634	30,933
Delek U.S. Holdings, Inc.	1,944	49,222
Denbury Resources, Inc.*	123,900	2,007,180
Diamondback Energy, Inc.*	738	14,111
Emerald Oil, Inc.*	1,611	8,442
Endeavour International Corp.*	313	1,621
Energen Corp.	22,202	1,001,088
Energy XXI Bermuda Ltd.	2,434	78,350
EPL Oil & Gas, Inc.*	3,149	71,010
EQT Corp.	19,200	1,132,416
EXCO Resources, Inc.	13,647	92,390
Forest Oil Corp.*	13,059	87,365
Frontline Ltd.*	5,737	18,703
GasLog Ltd.	1,640	20,385
Gastar Exploration Ltd.*	6,938	8,395
Gevo, Inc.*	259	399
Green Plains Renewable Energy, Inc.*	2,837	22,441
Gulfport Energy Corp.*	4,191	160,180
Halcon Resources Corp.*	1,572	10,878

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Hallador Energy Co.	647	$5,344
Harvest Natural Resources, Inc.*	4,025	36,507
HollyFrontier Corp.	36,256	1,687,717
Knightsbridge Tankers Ltd.	2,851	14,968
Laredo Petroleum Holdings, Inc.*	199	3,614
Magnum Hunter Resources Corp.*	10,880	43,411
Matador Resources Co.*	307	2,517
McMoRan Exploration Co.*	11,338	181,975
Midstates Petroleum Co., Inc.*	1,515	10,438
Miller Energy Resources, Inc.*	3,264	12,925
Newfield Exploration Co.*	15,118	404,860
Noble Energy, Inc.	38,405	3,907,325
Nordic American Tankers Ltd.	5,988	52,395
PDC Energy, Inc.*	3,395	112,748
Penn Virginia Corp.	5,744	25,331
PetroQuest Energy, Inc.*	6,411	31,734
Plains Exploration & Production Co.*	14,423	677,016
QEP Resources, Inc.	105,000	3,178,350
Quicksilver Resources, Inc.*	13,287	38,001
Range Resources Corp.	12,300	772,809
Renewable Energy Group, Inc.*	675	3,955
Resolute Energy Corp.*	5,486	44,601
REX American Resources Corp.*	576	11,111
Rex Energy Corp.*	4,897	63,759
SandRidge Energy, Inc.*	54,865	348,393
Scorpio Tankers, Inc.*	5,939	42,226
SemGroup Corp., Class A*	4,777	186,685
Ship Finance International Ltd.	5,431	90,318
SM Energy Co.	1,221	63,748
Southwestern Energy Co.*	13,550	452,706
Stone Energy Corp.*	5,537	113,619
Swift Energy Co.*	4,731	72,810
Synergy Resources Corp.*	4,218	22,735
Teekay Corp.	4,028	129,299
Teekay Tankers Ltd., Class A	7,102	20,596
Tesoro Corp.	15,736	693,171
Triangle Petroleum Corp.*	5,006	29,986
Ultra Petroleum Corp.*	17,178	311,437
Uranium Energy Corp.*	5,079	13,002
W&T Offshore, Inc.	3,644	58,413
Warren Resources, Inc.*	6,363	17,880
Western Refining, Inc.	2,703	76,198
Westmoreland Coal Co.*	1,233	11,516
Whiting Petroleum Corp.*	15,215	659,875
World Fuel Services Corp.	5,480	225,612
WPX Energy, Inc.*	22,289	331,660
ZaZa Energy Corp.*	1,479	3,032

		24,074,793

Total Energy		32,182,295

Financials (22.3%)
Capital Markets (1.3%)
Affiliated Managers Group, Inc.*	1,467	190,930
American Capital Ltd.*	35,294	423,528
Apollo Investment Corp.	23,015	192,405
Ares Capital Corp.	79,590	1,392,825
Arlington Asset Investment Corp., Class A	1,211	25,152
Artio Global Investors, Inc.	3,404	6,468

BlackRock Kelso Capital Corp.	8,351	$84,011
Calamos Asset Management, Inc., Class A	2,247	23,751
Capital Southwest Corp.	328	32,679
CIFC Corp.*	740	5,920
Cowen Group, Inc., Class A*	9,819	24,056
Duff & Phelps Corp., Class A	2,538	39,644
E*TRADE Financial Corp.*	31,929	285,764
Evercore Partners, Inc., Class A	2,945	88,910
FBR & Co.*	3,871	14,981
Federated Investors, Inc., Class B	1,738	35,160
Fidus Investment Corp.	1,180	19,411
Fifth Street Finance Corp.	11,832	123,289
FXCM, Inc., Class A	2,533	25,507
GFI Group, Inc.	7,794	25,253
Gladstone Capital Corp.	2,488	20,302
Gladstone Investment Corp.	2,904	20,212
Golub Capital BDC, Inc.	1,632	26,079
GSV Capital Corp.*	2,191	18,470
Harris & Harris Group, Inc.*	3,716	12,263
Hercules Technology Growth Capital, Inc.	5,891	65,567
HFF, Inc., Class A	551	8,210
Horizon Technology Finance Corp.	849	12,642
ICG Group, Inc.*	3,888	44,440
INTL FCStone, Inc.*	1,576	27,438
Investment Technology Group, Inc.*	4,414	39,726
Janus Capital Group, Inc.	21,120	179,942
Jefferies Group, Inc.	15,823	293,833
JMP Group, Inc.	1,778	10,792
KBW, Inc.	3,942	60,313
KCAP Financial, Inc.	2,525	23,205
Knight Capital Group, Inc., Class A*	19,758	69,351
Legg Mason, Inc.	14,703	378,161
LPL Financial Holdings, Inc.	778	21,908
Main Street Capital Corp.	3,101	94,611
Manning & Napier, Inc.	1,522	19,177
MCG Capital Corp.	8,655	39,813
Medallion Financial Corp.	2,062	24,208
Medley Capital Corp.	3,196	46,534
MVC Capital, Inc.	2,705	32,866
New Mountain Finance Corp.	1,986	29,591
NGP Capital Resources Co.	2,550	18,411
OFS Capital Corp.*	451	6,174
Oppenheimer Holdings, Inc., Class A	1,234	21,311
PennantPark Investment Corp.	7,304	80,307
Piper Jaffray Cos., Inc.*	1,582	50,830
Prospect Capital Corp.	21,333	231,890
Pzena Investment Management, Inc., Class A	474	2,560
Raymond James Financial, Inc.	45,659	1,759,241
Safeguard Scientifics, Inc.*	2,362	34,839
Solar Capital Ltd.	4,238	101,331
Solar Senior Capital Ltd.	1,022	19,070
Stellus Capital Investment Corp.	732	11,990
Stifel Financial Corp.*	3,120	99,746
SWS Group, Inc.*	3,064	16,209
TCP Capital Corp.	645	9,507

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

THL Credit, Inc.	1,644	$24,315
TICC Capital Corp.	4,489	45,429
Triangle Capital Corp.	3,122	79,580
Virtus Investment Partners, Inc.*	322	38,943
Walter Investment Management Corp.*	3,979	171,177

		7,502,158

Commercial Banks (5.8%)
1st Source Corp.	1,689	37,310
1st United Bancorp, Inc./Florida	3,392	21,200
Access National Corp.	801	10,413
Alliance Financial Corp./New York	570	24,801
American National Bankshares, Inc.	862	17,404
Ameris Bancorp*	2,707	33,810
Ames National Corp.	899	19,688
Arrow Financial Corp.	1,085	27,071
Associated Banc-Corp	19,523	256,142
BancFirst Corp.	738	31,262
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,234	69,725
Bancorp, Inc./Delaware*	3,300	36,201
BancorpSouth, Inc.	10,518	152,932
Bank of Hawaii Corp.	5,125	225,756
Bank of Kentucky Financial Corp.	691	17,088
Bank of Marin Bancorp/California	490	18,355
Bank of the Ozarks, Inc.	913	30,558
BankUnited, Inc.	3,934	96,147
Banner Corp.	2,097	64,441
Bar Harbor Bankshares	433	14,570
BBCN Bancorp, Inc.	8,922	103,228
Berkshire Bancorp, Inc./New York	458	3,756
BOK Financial Corp.	19,336	1,053,039
Boston Private Financial Holdings, Inc.	8,914	80,315
Bridge Bancorp, Inc.	957	19,465
Bridge Capital Holdings*	795	12,370
Bryn Mawr Bank Corp.	1,293	28,795
BSB Bancorp, Inc./Massachusetts*	931	11,386
C&F Financial Corp.	358	13,941
Camden National Corp.	864	29,350
Capital Bank Financial Corp., Class A*	762	13,007
Capital City Bank Group, Inc.*	1,349	15,338
CapitalSource, Inc.	23,673	179,441
Cardinal Financial Corp.	3,301	53,707
Cascade Bancorp*	582	3,643
Cathay General Bancorp	8,793	171,464
Center Bancorp, Inc.	956	11,070
Centerstate Banks, Inc.	3,310	28,234
Central Pacific Financial Corp.*	2,437	37,993
Century Bancorp, Inc./Massachusetts, Class A	423	13,938
Chemical Financial Corp.	3,127	74,298
CIT Group, Inc.*	16,200	625,968
Citizens & Northern Corp.	1,354	25,591
Citizens Republic Bancorp, Inc.*	4,529	85,915
City Holding Co.	1,678	58,478
City National Corp./California	16,348	809,553
CNB Financial Corp./Pennsylvania	1,475	$24,160
CoBiz Financial, Inc.	3,783	28,259
Columbia Banking System, Inc.	4,507	80,856
Comerica, Inc.	44,600	1,353,164
Commerce Bancshares, Inc./Missouri	23,812	834,843
Community Bank System, Inc.	4,500	123,120
Community Trust Bancorp, Inc.	1,593	52,219
Crescent Financial Bancshares, Inc.*	335	1,538
Cullen/Frost Bankers, Inc.	13,976	758,478
CVB Financial Corp.	10,034	104,354
Eagle Bancorp, Inc.*	1,845	36,845
East West Bancorp, Inc.	57,229	1,229,851
Enterprise Bancorp, Inc./Massachusetts	694	11,465
Enterprise Financial Services Corp.	2,021	26,414
F.N.B. Corp./Pennsylvania	15,618	165,863
Farmers National Banc Corp.	2,043	12,667
Fidelity Southern Corp.*	1,087	10,381
Financial Institutions, Inc.	1,520	28,318
First Bancorp, Inc./Maine	1,053	17,343
First Bancorp/North Carolina	1,816	23,281
First BanCorp/Puerto Rico*	7,833	35,875
First Busey Corp.	8,423	39,167
First California Financial Group, Inc.*	2,552	19,701
First Citizens BancShares, Inc./North Carolina, Class A	557	91,070
First Commonwealth Financial Corp.	11,952	81,513
First Community Bancshares, Inc./Virginia	1,884	30,087
First Connecticut Bancorp, Inc./Connecticut	2,008	27,610
First Financial Bancorp	6,670	97,515
First Financial Bankshares, Inc.	3,563	138,993
First Financial Corp./Indiana	1,260	38,102
First Horizon National Corp.	28,023	277,708
First Interstate Bancsystem, Inc.	1,881	29,024
First Merchants Corp.	3,272	48,556
First Midwest Bancorp, Inc./Illinois	8,552	107,071
First Niagara Financial Group, Inc.	223,020	1,768,549
First of Long Island Corp.	735	20,815
First Republic Bank/California	29,115	954,390
FirstMerit Corp.	12,286	174,338
FNB United Corp.*	262	3,039
Fulton Financial Corp.	22,416	215,418
German American Bancorp, Inc.	1,411	30,647
Glacier Bancorp, Inc.	8,186	120,416
Great Southern Bancorp, Inc.	1,136	28,911
Guaranty Bancorp*	8,362	16,306
Hancock Holding Co.	8,556	271,567
Hanmi Financial Corp.*	3,572	48,543
Heartland Financial USA, Inc.	1,683	44,010
Heritage Commerce Corp.*	2,485	17,345
Heritage Financial Corp./Washington	1,724	25,326

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Heritage Oaks Bancorp*	2,220	$12,876
Home BancShares, Inc./Arkansas	2,516	83,078
HomeTrust Bancshares, Inc.*	2,377	32,113
Horizon Bancorp/Indiana	618	12,144
Hudson Valley Holding Corp.	1,751	27,263
Huntington Bancshares, Inc./Ohio	135,025	862,810
IBERIABANK Corp.	3,365	165,289
Independent Bank Corp./Massachusetts	2,470	71,507
International Bancshares Corp.	6,048	109,166
Investors Bancorp, Inc.	4,077	72,489
KeyCorp	141,685	1,192,988
Lakeland Bancorp, Inc.	3,030	30,845
Lakeland Financial Corp.	1,860	48,062
MainSource Financial Group, Inc.	2,280	28,888
MB Financial, Inc.	6,240	123,240
Mercantile Bank Corp.	960	15,840
Merchants Bancshares, Inc.	576	15,420
Metro Bancorp, Inc.*	1,686	22,289
MetroCorp Bancshares, Inc.*	1,785	19,617
Middleburg Financial Corp.	579	10,225
MidSouth Bancorp, Inc.	912	14,911
MidWestOne Financial Group, Inc.	753	15,444
National Bank Holdings Corp., Class A	558	10,596
National Bankshares, Inc./Virginia	660	21,377
National Penn Bancshares, Inc.	121,499	1,132,371
NBT Bancorp, Inc.	3,791	76,844
Northrim BanCorp, Inc.	704	15,946
Old National Bancorp/Indiana	11,100	131,757
OmniAmerican Bancorp, Inc.*	1,274	29,468
Oriental Financial Group, Inc.	4,959	66,203
Pacific Continental Corp.	1,974	19,207
Pacific Mercantile Bancorp*	1,162	7,309
PacWest Bancorp	3,433	85,070
Park National Corp.	1,299	83,954
Park Sterling Corp.*	4,282	22,395
Peapack-Gladstone Financial Corp.	1,004	14,136
Penns Woods Bancorp, Inc.	410	15,338
Peoples Bancorp, Inc./Ohio	1,254	25,619
Pinnacle Financial Partners, Inc.*	3,964	74,682
Popular, Inc.*	206,629	4,295,817
Preferred Bank/California*	1,311	18,616
PrivateBancorp, Inc.	6,866	105,187
Prosperity Bancshares, Inc.	5,348	224,616
Renasant Corp.	2,863	54,798
Republic Bancorp, Inc./Kentucky, Class A	1,102	23,285
S&T Bancorp, Inc.	3,242	58,583
Sandy Spring Bancorp, Inc.	2,757	53,541
SCBT Financial Corp.	1,718	69,029
Seacoast Banking Corp. of Florida*	8,628	13,891
Sierra Bancorp	1,407	16,082
Signature Bank/New York*	24,353	1,737,343
Simmons First National Corp., Class A	1,952	49,503
Southside Bancshares, Inc.	1,992	41,952
Southwest Bancorp, Inc./Oklahoma*	2,138	23,946

State Bank Financial Corp.	3,695	$58,677
StellarOne Corp.	2,589	36,608
Sterling Bancorp/New York	3,502	31,903
Sterling Financial Corp./Washington	3,036	63,392
Suffolk Bancorp*	1,187	15,550
Sun Bancorp, Inc./New Jersey*	4,751	16,819
SunTrust Banks, Inc.	17,880	506,898
Susquehanna Bancshares, Inc.	20,994	220,017
SVB Financial Group*	4,988	279,178
SY Bancorp, Inc.	1,369	30,693
Synovus Financial Corp.	88,494	216,810
Taylor Capital Group, Inc.*	1,848	33,356
TCF Financial Corp.	18,212	221,276
Texas Capital Bancshares, Inc.*	573	25,682
Tompkins Financial Corp.	1,145	45,388
TowneBank/Virginia	3,010	46,625
Trico Bancshares	1,805	30,234
Trustmark Corp.	7,235	162,498
UMB Financial Corp.	3,623	158,832
Umpqua Holdings Corp.	12,425	146,491
Union First Market Bankshares Corp.	2,284	36,019
United Bankshares, Inc./West Virginia	4,678	113,769
United Community Banks, Inc./Georgia*	4,732	44,575
Univest Corp. of Pennsylvania	1,880	32,148
Valley National Bancorp	22,166	206,144
Virginia Commerce Bancorp, Inc.*	3,084	27,602
Washington Banking Co.	1,686	22,963
Washington Trust Bancorp, Inc.	1,633	42,964
Webster Financial Corp.	8,049	165,407
WesBanco, Inc.	2,663	59,172
West Bancorp, Inc.	1,860	20,051
West Coast Bancorp/Oregon	2,196	48,641
Westamerica Bancorp	1,430	60,904
Western Alliance Bancorp*	50,884	535,809
Wilshire Bancorp, Inc.*	7,020	41,207
Wintrust Financial Corp.	30,585	1,122,469
Zions Bancorp	56,291	1,204,627

		32,229,551

Consumer Finance (0.0%)
Asset Acceptance Capital Corp.*	1,765	7,942
Asta Funding, Inc.	1,202	11,431
Cash America International, Inc.	1,900	75,373
DFC Global Corp.*	1,103	20,416
Encore Capital Group, Inc.*	522	15,984
EZCORP, Inc., Class A*	1,710	33,961
First Marblehead Corp.*	7,162	5,564
Nelnet, Inc., Class A	2,745	81,774
Nicholas Financial, Inc.	1,007	12,487

		264,932

Diversified Financial Services (0.1%)
California First National Bancorp	157	2,347
CBOE Holdings, Inc.	1,312	38,652
Gain Capital Holdings, Inc.	1,650	6,749
Marlin Business Services Corp.	904	18,134
MicroFinancial, Inc.	568	4,135

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

NASDAQ OMX Group, Inc.	13,080	$327,131
NewStar Financial, Inc.*	2,997	41,988
PHH Corp.*	6,302	143,370
PICO Holdings, Inc.*	2,589	52,479
Resource America, Inc., Class A	1,255	8,371

		643,356

Insurance (8.0%)
Alleghany Corp.*	6,747	2,263,079
Allied World Assurance Co. Holdings AG	2,028	159,806
Alterra Capital Holdings Ltd.	28,944	815,931
American Equity Investment Life Holding Co.	6,633	80,989
American Financial Group, Inc./Ohio	8,872	350,621
American National Insurance Co.	824	56,271
American Safety Insurance Holdings Ltd.*	950	17,974
AMERISAFE, Inc.*	2,076	56,571
Amtrust Financial Services, Inc.	2,592	74,364
Arch Capital Group Ltd.*	46,478	2,045,962
Argo Group International Holdings Ltd.	2,916	97,948
Aspen Insurance Holdings Ltd.	8,046	258,116
Assurant, Inc.	64,132	2,225,380
Assured Guaranty Ltd.	298,313	4,244,994
Axis Capital Holdings Ltd.	11,626	402,725
Baldwin & Lyons, Inc., Class B	976	23,287
Brown & Brown, Inc.	43,196	1,099,770
Citizens, Inc./Texas*	4,356	48,134
CNO Financial Group, Inc.	22,473	209,673
Crawford & Co., Class B	2,859	22,815
Donegal Group, Inc., Class A	771	10,825
Eastern Insurance Holdings, Inc.	688	11,751
EMC Insurance Group, Inc.	522	12,465
Employers Holdings, Inc.	2,876	59,188
Endurance Specialty Holdings Ltd.	4,365	173,247
Enstar Group Ltd.*	932	104,365
Everest Reinsurance Group Ltd.	5,926	651,564
FBL Financial Group, Inc., Class A	1,005	34,381
Fidelity National Financial, Inc., Class A	24,984	588,373
First American Financial Corp.	244,820	5,897,714
Fortegra Financial Corp.*	805	7,156
Genworth Financial, Inc., Class A*	54,891	412,231
Global Indemnity plc*	967	21,400
Greenlight Capital Reinsurance Ltd., Class A*	2,208	50,961
Hallmark Financial Services*	1,478	13,878
Hanover Insurance Group, Inc.	2,789	108,046
Hartford Financial Services Group, Inc.	149,335	3,351,077
HCC Insurance Holdings, Inc.	60,959	2,268,284
Hilltop Holdings, Inc.*	4,523	61,241
Homeowners Choice, Inc.	644	13,389
Horace Mann Educators Corp.	4,502	89,860
Independence Holding Co.	998	9,501

Infinity Property & Casualty Corp.	1,339	$77,983
Investors Title Co.	126	7,560
Kansas City Life Insurance Co.	448	17,096
Kemper Corp.	5,583	164,698
Maiden Holdings Ltd.	5,708	52,457
Markel Corp.*	1,075	465,926
MBIA, Inc.*	336,861	2,644,359
Meadowbrook Insurance Group, Inc.	5,337	30,848
Mercury General Corp.	3,020	119,864
Montpelier Reinsurance Holdings Ltd.	4,966	113,523
National Financial Partners Corp.*	4,612	79,050
National Interstate Corp.	706	20,347
National Western Life Insurance Co., Class A	232	36,596
Navigators Group, Inc.*	674	34,421
Old Republic International Corp.	360,802	3,842,541
OneBeacon Insurance Group Ltd., Class A	2,611	36,293
PartnerReinsurance Ltd.	9,100	732,459
Phoenix Cos., Inc.*	642	15,877
Platinum Underwriters Holdings Ltd.	3,693	169,878
Primerica, Inc.	4,973	149,240
ProAssurance Corp.	6,824	287,905
Protective Life Corp.	9,110	260,364
Reinsurance Group of America, Inc.	8,203	439,025
RenaissanceReinsurance Holdings Ltd.	15,811	1,284,802
RLI Corp.	2,372	153,373
Safety Insurance Group, Inc.	1,435	66,254
SeaBright Holdings, Inc.	2,155	23,856
Selective Insurance Group, Inc.	33,906	653,369
StanCorp Financial Group, Inc.	4,960	181,883
State Auto Financial Corp.	1,384	20,677
Stewart Information Services Corp.	2,027	52,702
Symetra Financial Corp.	8,762	113,731
Tower Group, Inc.	1,839	32,679
United Fire Group, Inc.	2,276	49,708
Universal Insurance Holdings, Inc.	1,670	7,315
Validus Holdings Ltd.	9,931	343,414
W. R. Berkley Corp.	12,411	468,391
White Mountains Insurance Group Ltd.	664	341,960
XL Group plc	108,500	2,719,010

		44,816,741

Real Estate Investment Trusts (REITs) (4.9%)
AG Mortgage Investment Trust, Inc. (REIT)	2,714	63,725
Agree Realty Corp. (REIT)	1,436	38,470
Alexandria Real Estate Equities, Inc. (REIT)	7,014	486,210
American Assets Trust, Inc. (REIT)	3,830	106,972

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

American Campus Communities, Inc. (REIT)	30,612	$1,412,132
American Capital Mortgage Investment Corp. (REIT)	4,482	105,641
American Realty Capital Trust, Inc. (REIT)	18,128	209,378
AmREIT, Inc. (REIT), Class B	302	5,179
Anworth Mortgage Asset Corp. (REIT)	16,473	95,214
Apartment Investment & Management Co. (REIT), Class A	4,722	127,777
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,894	46,970
Apollo Residential Mortgage, Inc. (REIT)	2,487	50,213
Ares Commercial Real Estate Corp. (REIT)	869	14,269
ARMOUR Residential REIT, Inc. (REIT)	33,901	219,339
Ashford Hospitality Trust, Inc. (REIT)	6,093	64,037
Associated Estates Realty Corp. (REIT)	3,128	50,423
BioMed Realty Trust, Inc. (REIT)	17,497	338,217
Brandywine Realty Trust (REIT)	16,251	198,100
BRE Properties, Inc. (REIT)	6,235	316,925
Camden Property Trust (REIT)	2,278	155,382
Campus Crest Communities, Inc. (REIT)	4,361	53,466
CapLease, Inc. (REIT)	7,857	43,763
Capstead Mortgage Corp. (REIT)	11,563	132,628
CBL & Associates Properties, Inc. (REIT)	16,701	354,228
Cedar Realty Trust, Inc. (REIT)	6,812	35,967
Chatham Lodging Trust (REIT)	1,730	26,607
Chesapeake Lodging Trust (REIT)	4,379	91,434
Chimera Investment Corp. (REIT)	115,370	301,116
Colonial Properties Trust (REIT)	10,051	214,790
Colony Financial, Inc. (REIT)	5,895	114,952
CommonWealth REIT (REIT)	9,623	152,428
Coresite Realty Corp. (REIT)	1,171	32,390
Corporate Office Properties Trust/Maryland (REIT)	9,050	226,069
Cousins Properties, Inc. (REIT)	530,585	4,430,385
CreXus Investment Corp. (REIT)	7,971	97,645
CubeSmart (REIT)	14,060	204,854
CYS Investments, Inc. (REIT)	20,287	239,589
DCT Industrial Trust, Inc. (REIT)	28,294	183,628
DDR Corp. (REIT)	26,731	418,607
DiamondRock Hospitality Co. (REIT)	21,468	193,212
Digital Realty Trust, Inc. (REIT)	6,600	448,074
Douglas Emmett, Inc. (REIT)	15,805	368,257
Duke Realty Corp. (REIT)	30,144	418,097
DuPont Fabros Technology, Inc. (REIT)	3,735	90,238
Dynex Capital, Inc. (REIT)	6,731	63,541
EastGroup Properties, Inc. (REIT)	286	15,390

Education Realty Trust, Inc. (REIT)	12,689	$135,011
EPR Properties (REIT)	5,386	248,348
Equity Lifestyle Properties, Inc. (REIT)	850	57,197
Equity One, Inc. (REIT)	6,363	133,687
Excel Trust, Inc. (REIT)	5,004	63,401
Extra Space Storage, Inc. (REIT)	4,537	165,101
Federal Realty Investment Trust (REIT)	1,585	164,872
FelCor Lodging Trust, Inc. (REIT)*	5,780	26,993
First Industrial Realty Trust, Inc. (REIT)*	10,846	152,712
First Potomac Realty Trust (REIT)	5,914	73,097
Franklin Street Properties Corp. (REIT)	8,427	103,736
Getty Realty Corp. (REIT)	2,959	53,440
Gladstone Commercial Corp. (REIT)	1,445	25,938
Glimcher Realty Trust (REIT)	1,736	19,252
Government Properties Income Trust (REIT)	5,102	122,295
Gramercy Capital Corp./New York (REIT)*	5,387	15,838
Gyrodyne Co. of America, Inc. (REIT)	18	1,297
Hatteras Financial Corp. (REIT)	11,389	282,561
Healthcare Realty Trust, Inc. (REIT)	9,861	236,763
Hersha Hospitality Trust (REIT)	19,762	98,810
Highwoods Properties, Inc. (REIT)	1,680	56,196
Home Properties, Inc. (REIT)	9,366	574,229
Hospitality Properties Trust (REIT)	13,930	326,241
Hudson Pacific Properties, Inc. (REIT)	4,211	88,684
Inland Real Estate Corp. (REIT)	5,106	42,788
Invesco Mortgage Capital, Inc. (REIT)	13,328	262,695
Investors Real Estate Trust (REIT)	10,219	89,212
iStar Financial, Inc. (REIT)*	209,693	1,708,998
JAVELIN Mortgage Investment Corp. (REIT)	572	10,919
Kilroy Realty Corp. (REIT)	7,821	370,481
Kite Realty Group Trust (REIT)	7,226	40,393
LaSalle Hotel Properties (REIT)	9,667	245,445
Lexington Realty Trust (REIT)	14,738	154,012
Liberty Property Trust (REIT)	35,261	1,261,286
LTC Properties, Inc. (REIT)	2,780	97,828
Mack-Cali Realty Corp. (REIT)	9,898	258,437
Medical Properties Trust, Inc. (REIT)	15,656	187,246
MFA Financial, Inc. (REIT)	40,836	331,180
Mid-America Apartment Communities, Inc. (REIT)	288	18,648
Monmouth Real Estate Investment Corp. (REIT), Class A	2,805	29,060

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

National Retail Properties, Inc. (REIT)	12,150	$379,080
New York Mortgage Trust, Inc. (REIT)	5,814	36,744
NorthStar Realty Finance Corp. (REIT)	18,329	129,036
One Liberty Properties, Inc. (REIT)	1,404	28,487
Parkway Properties, Inc./Maryland (REIT)	2,228	31,170
Pebblebrook Hotel Trust (REIT)	6,687	154,470
Pennsylvania Real Estate Investment Trust (REIT)	6,397	112,843
PennyMac Mortgage Investment Trust (REIT)	6,681	168,962
Piedmont Office Realty Trust, Inc. (REIT), Class A	19,363	349,502
Post Properties, Inc. (REIT)	3,579	178,771
Potlatch Corp. (REIT)	1,791	70,189
PS Business Parks, Inc. (REIT)	423	27,487
RAIT Financial Trust (REIT)	5,534	31,267
Ramco-Gershenson Properties Trust (REIT)	5,305	70,610
Rayonier, Inc. (REIT)	2,927	151,706
Realty Income Corp. (REIT)	15,101	607,211
Redwood Trust, Inc. (REIT)	9,116	153,969
Regency Centers Corp. (REIT)	4,088	192,627
Resource Capital Corp. (REIT)	11,386	63,762
Retail Opportunity Investments Corp. (REIT)	5,726	73,636
Retail Properties of America, Inc. (REIT), Class A	9,732	116,492
RLJ Lodging Trust (REIT)	12,164	235,617
Rouse Properties, Inc. (REIT)	2,589	43,806
Ryman Hospitality Properties (REIT)	1,061	40,806
Sabra Health Care REIT, Inc. (REIT)	4,251	92,332
Select Income REIT (REIT)	1,235	30,591
Senior Housing Properties Trust (REIT)	20,066	474,360
Sovran Self Storage, Inc. (REIT)	4,949	307,333
Spirit Realty Capital, Inc. (REIT)	2,874	51,100
STAG Industrial, Inc. (REIT)	3,526	63,362
Strategic Hotels & Resorts, Inc. (REIT)*	3,291	21,062
Summit Hotel Properties, Inc. (REIT)	4,522	42,959
Sunstone Hotel Investors, Inc. (REIT)*	15,391	164,838
Taubman Centers, Inc. (REIT)	4,593	361,561
Terreno Realty Corp. (REIT)	1,582	24,426
Two Harbors Investment Corp. (REIT)	33,685	373,230
UMH Properties, Inc. (REIT)	1,398	14,441
Universal Health Realty Income Trust (REIT)	605	30,619
Urstadt Biddle Properties, Inc. (REIT), Class A	618	12,162
Washington Real Estate Investment Trust (REIT)	5,266	137,706

Weingarten Realty Investors (REIT)	13,733	$367,632
Western Asset Mortgage Capital Corp. (REIT)	2,092	41,359
Whitestone REIT (REIT)	1,732	24,335
Winthrop Realty Trust (REIT)	3,348	36,995

		27,510,908

Real Estate Management & Development (1.3%)
Alexander & Baldwin, Inc.*	4,410	129,522
AV Homes, Inc.*	1,057	15,031
Consolidated-Tomoka Land Co.	508	15,753
Forest City Enterprises, Inc., Class A*	16,557	267,396
Forestar Group, Inc.*	3,946	68,384
Howard Hughes Corp.*	80,071	5,846,784
Jones Lang LaSalle, Inc.	4,894	410,802
Kennedy-Wilson Holdings, Inc.	4,881	68,236
Realogy Holdings Corp.*	4,022	168,763
St. Joe Co.*	6,373	147,089
Thomas Properties Group, Inc.	3,588	19,411

		7,157,171

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	9,911	92,767
Bank Mutual Corp.	5,386	23,160
BankFinancial Corp.	2,429	18,023
Beneficial Mutual Bancorp, Inc.*	3,358	31,901
Berkshire Hills Bancorp, Inc.	2,576	61,463
BofI Holding, Inc.*	1,130	31,493
Brookline Bancorp, Inc.	7,886	67,031
Cape Bancorp, Inc.	1,407	12,227
Capitol Federal Financial, Inc.	17,189	200,939
Charter Financial Corp./Georgia	795	8,427
Clifton Savings Bancorp, Inc.	909	10,244
Dime Community Bancshares, Inc.	3,595	49,935
Doral Financial Corp.*	15,247	11,040
ESB Financial Corp.	1,192	16,533
ESSA Bancorp, Inc.	1,023	11,141
EverBank Financial Corp.	2,574	38,378
Farmer Mac, Class C	1,129	36,693
First Defiance Financial Corp.	1,184	22,721
First Federal Bancshares of Arkansas, Inc.*	263	2,564
First Financial Holdings, Inc.	1,948	25,480
First Financial Northwest, Inc.*	1,734	13,092
First PacTrust Bancorp, Inc.	1,103	13,534
Flushing Financial Corp.	3,523	54,043
Fox Chase Bancorp, Inc.	1,397	23,260
Franklin Financial Corp./Virginia	1,422	23,577
Heritage Financial Group, Inc.	831	11,460
Hingham Institution for Savings	127	7,950
Home Bancorp, Inc.*	789	14,399
Home Federal Bancorp, Inc./Idaho	1,824	22,672
Home Loan Servicing Solutions Ltd.	3,133	59,214
HomeStreet, Inc.*	976	24,937
Hudson City Bancorp, Inc.	59,247	481,678
Kearny Financial Corp.	1,819	17,735

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Meridian Interstate Bancorp, Inc.*	954	$16,008
MGIC Investment Corp.*	495,369	1,317,682
NASB Financial, Inc.*	461	9,852
Northfield Bancorp, Inc./New Jersey	1,673	25,513
Northwest Bancshares, Inc.	11,080	134,511
OceanFirst Financial Corp.	1,608	22,110
Ocwen Financial Corp.*	11,351	392,631
Oritani Financial Corp.	3,388	51,904
Peoples Federal Bancshares, Inc.	678	11,790
People’s United Financial, Inc.	29,620	358,106
Provident Financial Holdings, Inc.	1,085	18,988
Provident Financial Services, Inc.	6,842	102,083
Provident New York Bancorp	4,099	38,162
Radian Group, Inc.	15,124	92,408
Rockville Financial, Inc.	3,234	41,719
Roma Financial Corp.	898	13,578
SI Financial Group, Inc.	1,182	13,593
Simplicity Bancorp, Inc.	954	14,262
Territorial Bancorp, Inc.	1,218	27,831
TFS Financial Corp.*	8,755	84,223
Tree.com, Inc.	233	4,201
TrustCo Bank Corp./New York	10,535	55,625
United Financial Bancorp, Inc.	1,952	30,685
ViewPoint Financial Group, Inc.	3,877	81,184
Walker & Dunlop, Inc.*	1,311	21,841
Washington Federal, Inc.	11,961	201,782
Waterstone Financial, Inc.*	759	5,920
Westfield Financial, Inc.	2,906	21,010
WSFS Financial Corp.	855	36,124

		4,785,037

Total Financials		124,909,854

Health Care (5.9%)
Biotechnology (0.2%)
Agenus, Inc.*	975	3,998
AMAG Pharmaceuticals, Inc.*	513	7,546
Arena Pharmaceuticals, Inc.*	2,796	25,220
Astex Pharmaceuticals*	10,470	30,468
AVEO Pharmaceuticals, Inc.*	338	2,721
Codexis, Inc.*	2,891	6,389
Curis, Inc.*	2,037	6,987
Cytori Therapeutics, Inc.*	1,483	4,182
Dynavax Technologies Corp.*	2,271	6,495
Emergent Biosolutions, Inc.*	2,335	37,453
Enzon Pharmaceuticals, Inc.	4,791	21,224
Geron Corp.*	14,772	20,829
GTx, Inc.*	663	2,785
Idenix Pharmaceuticals, Inc.*	980	4,753
Immunogen, Inc.*	2,069	26,380
Intercept Pharmaceuticals, Inc.*	68	2,328
InterMune, Inc.*	3,274	31,725
KYTHERA Biopharmaceuticals, Inc.*	77	2,336
Lexicon Pharmaceuticals, Inc.*	12,787	28,387
Maxygen, Inc.	3,001	7,382
Momenta Pharmaceuticals, Inc.*	3,260	38,403
Myriad Genetics, Inc.*	33,930	924,593
NPS Pharmaceuticals, Inc.*	3,273	29,784
PDL BioPharma, Inc.	2,241	15,799

Repligen Corp.*	456	$2,868
Rigel Pharmaceuticals, Inc.*	1,501	9,757
Targacept, Inc.*	3,045	13,337
Vical, Inc.*	941	2,738
XOMA Corp.*	848	2,031

		1,318,898

Health Care Equipment & Supplies (1.3%)
Alere, Inc.*	8,980	166,130
Alphatec Holdings, Inc.*	6,446	10,636
AngioDynamics, Inc.*	2,805	30,827
ArthroCare Corp.*	544	18,817
Boston Scientific Corp.*	333,880	1,913,132
CareFusion Corp.*	36,955	1,056,174
Cerus Corp.*	623	1,969
CONMED Corp.	3,219	89,971
Cooper Cos., Inc.	3,724	344,396
CryoLife, Inc.	3,037	18,920
Cynosure, Inc., Class A*	636	15,334
Derma Sciences, Inc.*	1,156	12,843
Exactech, Inc.*	745	12,628
Globus Medical, Inc., Class A*	177	1,857
Greatbatch, Inc.*	44,455	1,033,134
Hill-Rom Holdings, Inc.	6,922	197,277
Hologic, Inc.*	53,474	1,071,084
ICU Medical, Inc.*	139	8,469
Integra LifeSciences Holdings Corp.*	954	37,177
Invacare Corp.	3,597	58,631
Merit Medical Systems, Inc.*	4,487	62,369
Natus Medical, Inc.*	1,307	14,612
NuVasive, Inc.*	3,693	57,094
Orthofix International N.V.*	427	16,794
Palomar Medical Technologies, Inc.*	2,281	21,008
PhotoMedex, Inc.*	225	3,265
Rochester Medical Corp.*	193	1,945
RTI Biologics, Inc.*	5,712	24,390
Sirona Dental Systems, Inc.*	5,069	326,748
Solta Medical, Inc.*	7,251	19,360
STERIS Corp.	1,717	59,631
SurModics, Inc.*	1,083	24,216
Symmetry Medical, Inc.*	2,909	30,603
Teleflex, Inc.	4,589	327,242
Tornier N.V.*	511	8,580
West Pharmaceutical Services, Inc.	1,392	76,212
Wright Medical Group, Inc.*	4,471	93,846
Young Innovations, Inc.	338	13,321
Zeltiq Aesthetics, Inc.*	1,127	5,218

		7,285,860

Health Care Providers & Services (2.3%)
Almost Family, Inc.	909	18,416
Amedisys, Inc.*	3,368	37,957
AMN Healthcare Services, Inc.*	2,086	24,093
Amsurg Corp.*	2,434	73,044
Assisted Living Concepts, Inc., Class A	2,163	21,089
BioScrip, Inc.*	3,602	38,794
Brookdale Senior Living, Inc.*	10,902	276,039

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Capital Senior Living Corp.*	471	$8,803
Chindex International, Inc.*	1,291	13,556
Community Health Systems, Inc.	42,711	1,312,936
Coventry Health Care, Inc.	14,991	672,047
Cross Country Healthcare, Inc.*	2,889	13,867
DaVita HealthCare Partners, Inc.*	4,100	453,173
Ensign Group, Inc.	736	20,012
ExamWorks Group, Inc.*	2,690	37,633
Five Star Quality Care, Inc.*	5,040	25,250
Gentiva Health Services, Inc.*	3,367	33,838
Hanger, Inc.*	17,778	486,406
Health Management Associates, Inc., Class A*	28,641	266,934
Health Net, Inc.*	9,343	227,035
HealthSouth Corp.*	1,609	33,966
Healthways, Inc.*	3,786	40,510
Kindred Healthcare, Inc.*	5,790	62,648
Laboratory Corp. of America Holdings*	7,400	640,988
LHC Group, Inc.*	1,541	32,823
LifePoint Hospitals, Inc.*	27,030	1,020,383
Magellan Health Services, Inc.*	2,907	142,443
MEDNAX, Inc.*	20,121	1,600,022
Molina Healthcare, Inc.*	3,121	84,454
National Healthcare Corp.	1,173	55,155
Omnicare, Inc.	12,681	457,784
Owens & Minor, Inc.	1,045	29,793
Patterson Cos., Inc.	751	25,707
PDI, Inc.*	988	7,509
PharMerica Corp.*	3,343	47,604
Providence Service Corp.*	1,094	18,587
Quest Diagnostics, Inc.	53,705	3,129,390
Select Medical Holdings Corp.	3,886	36,645
Skilled Healthcare Group, Inc., Class A*	176	1,121
Sunrise Senior Living, Inc.*	1,299	18,680
Team Health Holdings, Inc.*	10,300	296,331
Tenet Healthcare Corp.*	10,891	353,631
Triple-S Management Corp., Class B*	2,205	40,726
Universal American Corp.	4,250	36,508
Universal Health Services, Inc., Class B	9,447	456,762
Vanguard Health Systems, Inc.*	344	4,214
VCA Antech, Inc.*	9,832	206,964
WellCare Health Plans, Inc.*	2,495	121,482

		13,063,752

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	19,160	180,487
Epocrates, Inc.*	1	9
Greenway Medical Technologies*	214	3,287
MedAssets, Inc.*	4,424	74,190
Merge Healthcare, Inc.*	1,542	3,809
Omnicell, Inc.*	3,348	49,785
Vocera Communications, Inc.*	453	11,370

		322,937

Life Sciences Tools & Services (0.9%)
Affymetrix, Inc.*	7,975	$25,281
Bio-Rad Laboratories, Inc., Class A*	2,269	238,358
Cambrex Corp.*	1,648	18,754
Charles River Laboratories International, Inc.*	2,044	76,589
Covance, Inc.*	5,797	334,893
Harvard Bioscience, Inc.*	2,608	11,423
Life Technologies Corp.*	28,050	1,376,694
Pacific Biosciences of California, Inc.*	4,106	6,980
PerkinElmer, Inc.	74,924	2,378,088
QIAGEN N.V.*	26,427	479,650
Sequenom, Inc.*	3,120	14,726

		4,961,436

Pharmaceuticals (1.1%)
AVANIR Pharmaceuticals, Inc., Class A*	966	2,541
Cornerstone Therapeutics, Inc.*	840	3,973
Cumberland Pharmaceuticals, Inc.*	586	2,461
Endo Health Solutions, Inc.*	4,881	128,224
Forest Laboratories, Inc.*	101,480	3,584,274
Hi-Tech Pharmacal Co., Inc.	758	26,515
Horizon Pharma, Inc.*	1,796	4,185
Lannett Co., Inc.*	1,791	8,883
Nektar Therapeutics*	3,788	28,069
Supernus Pharmaceuticals, Inc.*	397	2,846
Transcept Pharmaceuticals, Inc.*	1,228	5,465
ViroPharma, Inc.*	7,424	168,970
Watson Pharmaceuticals, Inc.*	25,500	2,193,000
XenoPort, Inc.*	669	5,198

		6,164,604

Total Health Care		33,117,487

Industrials (12.9%)
Aerospace & Defense (1.1%)
AAR Corp.	4,553	85,050
Aerovironment, Inc.*	792	17,218
Alliant Techsystems, Inc.	3,716	230,243
American Science & Engineering, Inc.	720	46,951
API Technologies Corp.*	3,636	10,690
Cubic Corp.	836	40,103
Curtiss-Wright Corp.	5,258	172,620
DigitalGlobe, Inc.*	1,264	30,892
Esterline Technologies Corp.*	3,440	218,818
Exelis, Inc.	311,754	3,513,468
GenCorp, Inc.*	1,464	13,396
GeoEye, Inc.*	1,732	53,224
Hexcel Corp.*	26,100	703,656
Huntington Ingalls Industries, Inc.	5,528	239,584
KEYW Holding Corp.*	1,427	18,109
Kratos Defense & Security Solutions, Inc.*	4,451	22,389
LMI Aerospace, Inc.*	891	17,232
Moog, Inc., Class A*	4,498	184,553
National Presto Industries, Inc.	484	33,444

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Orbital Sciences Corp.*	6,695	$92,190
SIFCO Industries, Inc.	149	2,347
Spirit AeroSystems Holdings, Inc., Class A*	10,253	173,993
Sypris Solutions, Inc.	339	1,342
Teledyne Technologies, Inc.*	2,697	175,494
Triumph Group, Inc.	3,677	240,108

		6,337,114

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	6,036	24,204
Atlas Air Worldwide Holdings, Inc.*	20,043	888,105
Hub Group, Inc., Class A*	57,870	1,944,432
Pacer International, Inc.*	3,384	13,198
UTi Worldwide, Inc.	11,467	153,658

		3,023,597

Airlines (0.9%)
Alaska Air Group, Inc.*	36,452	1,570,717
Copa Holdings S.A., Class A	718	71,405
Hawaiian Holdings, Inc.*	2,641	17,351
JetBlue Airways Corp.*	26,121	149,151
Republic Airways Holdings, Inc.*	2,471	14,035
SkyWest, Inc.	5,172	64,443
Southwest Airlines Co.	308,283	3,156,818
Spirit Airlines, Inc.*	10,900	193,148

		5,237,068

Building Products (1.5%)
A.O. Smith Corp.	3,172	200,058
Ameresco, Inc., Class A*	558	5,474
American Woodmark Corp.*	897	24,955
Apogee Enterprises, Inc.	3,192	76,512
Fortune Brands Home & Security, Inc.*	42,606	1,244,947
Gibraltar Industries, Inc.*	3,435	54,685
Griffon Corp.	5,195	59,535
Insteel Industries, Inc.	1,799	22,452
NCI Building Systems, Inc.*	2,065	28,703
Owens Corning, Inc.*	13,648	504,840
PGT, Inc.*	987	4,441
Quanex Building Products Corp.	4,155	84,804
Simpson Manufacturing Co., Inc.	3,952	129,586
Universal Forest Products, Inc.	2,231	84,867
USG Corp.*	211,000	5,922,770

		8,448,629

Commercial Services & Supplies (1.5%)
A.T. Cross Co., Class A*	161	1,736
ABM Industries, Inc.	6,071	121,116
ACCO Brands Corp.*	6,952	51,028
American Reprographics Co.*	3,411	8,732
Avery Dennison Corp.	11,589	404,688
Brink’s Co.	40,570	1,157,462
Casella Waste Systems, Inc., Class A*	3,702	16,215
CECO Environmental Corp.	247	2,458
Cenveo, Inc.*	6,186	16,702
Cintas Corp.	6,721	274,889
CompX International, Inc.	140	1,950

Consolidated Graphics, Inc.*	807	$28,180
Corrections Corp. of America	62,131	2,203,787
Courier Corp.	1,211	13,321
Covanta Holding Corp.	11,365	209,343
Deluxe Corp.	1,915	61,740
EnergySolutions, Inc.*	6,255	19,516
EnerNOC, Inc.*	1,741	20,457
Ennis, Inc.	2,959	45,776
G&K Services, Inc., Class A	2,129	72,705
GEO Group, Inc.	7,933	223,711
HNI Corp.	268	8,056
Intersections, Inc.	313	2,967
KAR Auction Services, Inc.	3,295	66,691
Kimball International, Inc., Class B	3,703	42,992
Knoll, Inc.	1,636	25,129
McGrath RentCorp	1,357	39,380
Metalico, Inc.*	4,540	8,898
Mobile Mini, Inc.*	4,329	90,173
Multi-Color Corp.	1,434	34,402
NL Industries, Inc.	687	7,866
Performant Financial Corp.*	216	2,182
Pitney Bowes, Inc.	7,391	78,640
Quad/Graphics, Inc.	2,782	56,725
R.R. Donnelley & Sons Co.	19,988	179,892
Schawk, Inc.	1,407	18,516
Steelcase, Inc., Class A	7,431	94,671
Swisher Hygiene, Inc.*	12,651	22,139
Sykes Enterprises, Inc.*	4,416	67,211
Tetra Tech, Inc.*	43,550	1,151,897
TMS International Corp., Class A*	745	9,327
TRC Cos., Inc.*	344	2,002
U.S. Ecology, Inc.	751	17,679
UniFirst Corp.	1,650	120,978
United Stationers, Inc.	4,339	134,466
Viad Corp.	2,278	61,870
Waste Connections, Inc.	24,810	838,330

		8,138,591

Construction & Engineering (1.4%)
AECOM Technology Corp.*	12,653	301,141
Aegion Corp.*	3,844	85,298
Argan, Inc.	891	16,038
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,171	193,326
Comfort Systems USA, Inc.	2,988	36,334
Dycom Industries, Inc.*	502	9,940
EMCOR Group, Inc.	7,483	258,987
Furmanite Corp.*	4,172	22,404
Granite Construction, Inc.	4,381	147,289
Great Lakes Dredge & Dock Corp.	5,958	53,205
Jacobs Engineering Group, Inc.*	31,600	1,345,212
KBR, Inc.	16,624	497,390
Layne Christensen Co.*	138,253	3,355,400
Michael Baker Corp.	1,004	25,030
MYR Group, Inc.*	1,035	23,029
Northwest Pipe Co.*	1,036	24,719
Orion Marine Group, Inc.*	2,952	21,579
Pike Electric Corp.	1,961	18,727
Primoris Services Corp.	2,458	36,968

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Quanta Services, Inc.*	23,378	$637,986
Shaw Group, Inc.*	7,393	344,588
Sterling Construction Co., Inc.*	1,662	16,520
Tutor Perini Corp.*	4,051	55,499
URS Corp.	8,510	334,103

		7,860,712

Electrical Equipment (0.9%)
American Superconductor Corp.*	3,990	10,454
Babcock & Wilcox Co.	135,000	3,537,000
Belden, Inc.	578	26,004
Brady Corp., Class A	5,548	185,303
Encore Wire Corp.	1,779	53,921
EnerSys, Inc.*	3,471	130,614
Enphase Energy, Inc.*	295	1,077
Franklin Electric Co., Inc.	139	8,642
FuelCell Energy, Inc.*	12,604	11,558
Generac Holdings, Inc.	1,542	52,906
General Cable Corp.*	5,199	158,102
Global Power Equipment Group, Inc.	1,949	33,425
GrafTech International Ltd.*	13,041	122,455
Hubbell, Inc., Class B	1,156	97,832
II-VI, Inc.*	887	16,205
LSI Industries, Inc.	2,286	16,025
Powell Industries, Inc.*	591	24,544
Preformed Line Products Co.	228	13,548
Regal-Beloit Corp.	4,614	325,149
Vicor Corp.*	1,742	9,442

		4,834,206

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	6,322	371,480
Seaboard Corp.	35	88,546
Standex International Corp.	1,103	56,573

		516,599

Machinery (3.4%)
Accuride Corp.*	172,560	553,918
Actuant Corp., Class A	6,650	185,601
AGCO Corp.*	10,869	533,885
Alamo Group, Inc.	706	23,044
Albany International Corp., Class A	3,117	70,694
Altra Holdings, Inc.	1,384	30,517
American Railcar Industries, Inc.	1,070	33,951
Ampco-Pittsburgh Corp.	916	18,302
Astec Industries, Inc.	2,288	76,259
Barnes Group, Inc.	6,045	135,771
Briggs & Stratton Corp.	5,518	116,319
Cascade Corp.	986	63,400
CIRCOR International, Inc.	1,829	72,410
Colfax Corp.*	3,807	153,612
Columbus McKinnon Corp.*	2,196	36,278
Crane Co.	5,473	253,290
Douglas Dynamics, Inc.	2,495	35,903
Dover Corp.	61,775	4,059,235
Dynamic Materials Corp.	941	13,080
Eastern Co.	669	10,584
Energy Recovery, Inc.*	4,696	15,966
EnPro Industries, Inc.*	1,059	43,313
ESCO Technologies, Inc.	17,169	642,292

Federal Signal Corp.*	6,374	$48,506
Flow International Corp.*	4,198	14,693
FreightCar America, Inc.	1,329	29,796
Gardner Denver, Inc.	5,615	384,627
Greenbrier Cos., Inc.*	2,587	41,832
Hardinge, Inc.	1,266	12,584
Harsco Corp.	8,998	211,453
Hurco Cos., Inc.*	773	17,779
Hyster-Yale Materials Handling, Inc.	1,248	60,902
IDEX Corp.	7,579	352,651
ITT Corp.	47,380	1,111,535
Kadant, Inc.*	1,321	35,020
Kaydon Corp.	3,633	86,938
Kennametal, Inc.	41,417	1,656,680
L.B. Foster Co., Class A	1,011	43,918
Lydall, Inc.*	1,902	27,275
Manitowoc Co., Inc.	3,572	56,009
Meritor, Inc.*	8,388	39,675
Met-Pro Corp.	1,609	15,591
Miller Industries, Inc.	1,212	18,483
Mueller Industries, Inc.	1,854	92,756
Mueller Water Products, Inc., Class A	6,137	34,429
Navistar International Corp.*	7,831	170,481
NN, Inc.*	1,904	17,441
Nordson Corp.	524	33,075
Oshkosh Corp.*	10,241	303,646
Parker Hannifin Corp.	8,140	692,388
Pentair Ltd. (Registered)	23,563	1,158,121
PMFG, Inc.*	2,334	21,216
Rexnord Corp.*	2,582	54,997
Robbins & Myers, Inc.	2,556	151,954
Snap-on, Inc.	5,212	411,696
SPX Corp.	3,935	276,040
Terex Corp.*	12,368	347,664
Timken Co.	8,908	426,070
Toro Co.	11,515	494,915
Trimas Corp.*	291	8,136
Trinity Industries, Inc.	9,002	322,452
Twin Disc, Inc.	953	16,611
WABCO Holdings, Inc.*	528	34,420
Watts Water Technologies, Inc., Class A	3,041	130,733
Xylem, Inc.	79,000	2,140,900

		18,783,712

Marine (0.0%)
Genco Shipping & Trading Ltd.*	3,586	12,515
International Shipholding Corp.	651	10,728
Kirby Corp.*	1,606	99,395
Matson, Inc.	4,447	109,930
Rand Logistics, Inc.*	1,859	12,084

		244,652

Professional Services (0.5%)
CBIZ, Inc.*	4,412	26,075
CDI Corp.	1,289	22,081
CRA International, Inc.*	1,211	23,941
Dolan Co.*	3,413	13,277
Dun & Bradstreet Corp.	1,628	128,042
Equifax, Inc.	1,323	71,601

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Franklin Covey Co.*	495	$6,385
FTI Consulting, Inc.*	4,697	155,001
GP Strategies Corp.*	169	3,490
Heidrick & Struggles International, Inc.	2,048	31,252
Hill International, Inc.*	2,396	8,769
Hudson Global, Inc.*	3,888	17,418
ICF International, Inc.*	2,262	53,021
Kelly Services, Inc., Class A	3,028	47,661
Kforce, Inc.	247	3,540
Korn/Ferry International*	5,456	86,532
Manpower, Inc.	8,924	378,735
Navigant Consulting, Inc.*	5,912	65,978
Pendrell Corp.*	17,320	21,996
Resources Connection, Inc.	4,809	57,419
Robert Half International, Inc.	31,200	992,784
RPX Corp.*	194	1,754
Towers Watson & Co., Class A	6,793	381,835
TrueBlue, Inc.*	1,244	19,593
VSE Corp.	358	8,775
WageWorks, Inc.*	295	5,251

		2,632,206

Road & Rail (0.6%)
Amerco, Inc.	958	121,484
Arkansas Best Corp.	2,855	27,265
Con-way, Inc.	2,863	79,649
Genesee & Wyoming, Inc., Class A*	14,600	1,110,768
Heartland Express, Inc.	1,153	15,070
Hertz Global Holdings, Inc.*	70,844	1,152,632
Kansas City Southern	6,300	525,924
Marten Transport Ltd.	1,749	32,164
Patriot Transportation Holding, Inc.*	742	21,095
Quality Distribution, Inc.*	1,585	9,510
Roadrunner Transportation Systems, Inc.*	708	12,843
Ryder System, Inc.	5,749	287,047
Saia, Inc.*	1,481	34,241
Universal Truckload Services, Inc.	629	11,479
Werner Enterprises, Inc.	676	14,649
Zipcar, Inc.*	513	4,227

		3,460,047

Trading Companies & Distributors (0.5%)
Aceto Corp.	2,324	23,333
Air Lease Corp.*	7,432	159,788
Aircastle Ltd.	6,664	83,567
Applied Industrial Technologies, Inc.	371	15,586
BlueLinx Holdings, Inc.*	2,069	5,814
CAI International, Inc.*	880	19,316
Edgen Group, Inc.*	1,276	9,009
GATX Corp.	5,264	227,931
H&E Equipment Services, Inc.	1,448	21,821
Houston Wire & Cable Co.	1,266	15,534
MRC Global, Inc.*	938	26,058
Rush Enterprises, Inc., Class A*	3,765	77,822
SeaCube Container Leasing Ltd.	1,103	20,792
TAL International Group, Inc.	32,056	1,166,197
United Rentals, Inc.*	14,800	673,696

WESCO International, Inc.*	4,868	$328,249
Willis Lease Finance Corp.*	639	9,144

		2,883,657

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,563	20,647

Total Industrials		72,421,437

Information Technology (7.5%)
Communications Equipment (0.8%)
Anaren, Inc.*	1,230	23,923
Arris Group, Inc.*	10,957	163,698
Aviat Networks, Inc.*	7,186	23,642
Bel Fuse, Inc., Class B	1,262	24,672
Black Box Corp.	1,779	43,301
Brocade Communications Systems, Inc.*	51,414	274,037
Calix, Inc.*	2,909	22,370
Ciena Corp.*	2,773	43,536
Comtech Telecommunications Corp.	1,942	49,288
Digi International, Inc.*	2,891	27,378
EchoStar Corp., Class A*	3,149	107,759
Emulex Corp.*	9,854	71,934
Finisar Corp.*	10,143	165,331
Globecomm Systems, Inc.*	602	6,803
Harmonic, Inc.*	13,322	67,543
Infinera Corp.*	1,290	7,495
JDS Uniphase Corp.*	25,963	351,539
Juniper Networks, Inc.*	106,705	2,098,887
KVH Industries, Inc.*	274	3,830
Loral Space & Communications, Inc.	80	4,373
NETGEAR, Inc.*	2,377	93,701
Oclaro, Inc.*	8,059	12,653
Oplink Communications, Inc.*	2,152	33,528
Palo Alto Networks, Inc.*	188	10,062
PC-Tel, Inc.	2,032	14,630
Plantronics, Inc.	3,205	118,168
Polycom, Inc.*	19,844	207,568
Ruckus Wireless, Inc.*	388	8,742
ShoreTel, Inc.*	644	2,731
Sonus Networks, Inc.*	22,150	37,655
Sycamore Networks, Inc.	2,351	5,266
Symmetricom, Inc.*	4,743	27,367
Tellabs, Inc.	40,365	92,032
Telular Corp.	707	6,695
Tessco Technologies, Inc.	285	6,310
Westell Technologies, Inc., Class A*	5,497	10,169

		4,268,616

Computers & Peripherals (0.3%)
Avid Technology, Inc.*	3,036	23,013
Diebold, Inc.	6,464	197,863
Electronics for Imaging, Inc.*	4,856	92,215
Imation Corp.*	3,550	16,579
Immersion Corp.*	110	756
Intermec, Inc.*	5,928	58,450
Intevac, Inc.*	2,727	12,462
Lexmark International, Inc., Class A	7,239	167,872

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

OCZ Technology Group, Inc.*	7,626	$14,566
QLogic Corp.*	8,335	81,100
Quantum Corp.*	24,989	30,986
Silicon Graphics International Corp.*	3,401	34,792
STEC, Inc.*	3,996	19,700
Stratasys Ltd.*	1,890	151,484
Super Micro Computer, Inc.*	343	3,499
Synaptics, Inc.*	20,400	611,388

		1,516,725

Electronic Equipment, Instruments & Components (1.2%)
Aeroflex Holding Corp.*	2,227	15,589
Agilysys, Inc.*	1,619	13,551
Amphenol Corp., Class A	13,600	879,920
Anixter International, Inc.	1,259	80,551
Arrow Electronics, Inc.*	11,794	449,116
Audience, Inc.*	582	6,047
Avnet, Inc.*	15,278	467,660
AVX Corp.	5,440	58,643
Benchmark Electronics, Inc.*	6,555	108,944
Checkpoint Systems, Inc.*	4,542	48,781
Coherent, Inc.	1,903	96,330
CTS Corp.	3,853	40,957
Daktronics, Inc.	3,001	33,221
Echelon Corp.*	1,926	4,719
Electro Rent Corp.	1,873	28,807
Electro Scientific Industries, Inc.	2,619	26,059
Fabrinet*	2,492	32,745
FEI Co.	269	14,919
FLIR Systems, Inc.	12,204	272,271
Gerber Scientific, Inc. (Escrow Shares)*†(b)	3,050	30
GSI Group, Inc.*	3,092	26,777
Ingram Micro, Inc., Class A*	16,991	287,488
Insight Enterprises, Inc.*	4,872	84,627
Itron, Inc.*	4,428	197,267
Jabil Circuit, Inc.	70,812	1,365,963
Kemet Corp.*	5,001	25,155
Key Tronic Corp.*	958	9,810
Littelfuse, Inc.	232	14,317
Measurement Specialties, Inc.*	202	6,941
Mercury Systems, Inc.*	3,446	31,703
Methode Electronics, Inc.	4,123	41,354
Molex, Inc.	15,504	423,724
Multi-Fineline Electronix, Inc.*	800	16,168
Newport Corp.*	4,336	58,319
Park Electrochemical Corp.	2,352	60,517
PC Connection, Inc.	873	10,039
Plexus Corp.*	2,237	57,715
Power-One, Inc.*	7,600	31,236
RadiSys Corp.*	2,617	7,799
RealD, Inc.*	710	7,959
Richardson Electronics Ltd.	1,463	16,561
Rofin-Sinar Technologies, Inc.*	3,234	70,113
Rogers Corp.*	1,074	53,335
Sanmina Corp.*	9,250	102,397
ScanSource, Inc.*	3,125	99,281
SYNNEX Corp.*	2,891	99,393
Tech Data Corp.*	4,208	191,590
Trimble Navigation Ltd.*	9,000	538,020
TTM Technologies, Inc.*	6,045	55,614
Viasystems Group, Inc.*	423	5,161

Vishay Intertechnology, Inc.*	14,677	$156,016
Vishay Precision Group, Inc.*	1,236	16,340
Zygo Corp.*	1,489	23,377

		6,870,936

Internet Software & Services (0.2%)
AOL, Inc.*	7,337	217,249
Bankrate, Inc.*	642	7,993
Bazaarvoice, Inc.*	75	701
Blucora, Inc.*	3,841	60,342
Brightcove, Inc.*	26	235
Dealertrack Technologies, Inc.*	524	15,049
Demand Media, Inc.*	860	7,989
Demandware, Inc.*	71	1,940
Digital River, Inc.*	4,187	60,251
EarthLink, Inc.	12,084	78,063
IAC/InterActiveCorp	7,481	353,851
Internap Network Services Corp.*	2,960	20,542
IntraLinks Holdings, Inc.*	4,101	25,303
j2 Global, Inc.	895	27,369
Keynote Systems, Inc.	1,754	24,714
Limelight Networks, Inc.*	6,757	15,001
Marchex, Inc., Class B	2,431	9,991
Market Leader, Inc.*	426	2,790
MeetMe, Inc.*	1,780	6,212
Millennial Media, Inc.*	154	1,930
Monster Worldwide, Inc.*	13,769	77,382
Perficient, Inc.*	855	10,072
QuinStreet, Inc.*	3,710	24,931
RealNetworks, Inc.*	2,465	18,635
support.com, Inc.*	1,505	6,291
TechTarget, Inc.*	1,698	9,424
Trulia, Inc.*	132	2,144
United Online, Inc.	10,111	56,521
Unwired Planet, Inc.*	590	708
ValueClick, Inc.*	3,261	63,296
WebMD Health Corp.*	5,605	80,376

		1,287,295

IT Services (2.8%)
Acxiom Corp.*	30,157	526,541
Alliance Data Systems Corp.*	6,700	969,892
Amdocs Ltd.	35,500	1,206,645
Booz Allen Hamilton Holding Corp.	2,778	38,670
Broadridge Financial Solutions, Inc.	91,335	2,089,745
CACI International, Inc., Class A*	2,345	129,045
CIBER, Inc.*	8,194	27,368
Computer Task Group, Inc.*	390	7,110
Convergys Corp.	12,203	200,251
CoreLogic, Inc.*	10,963	295,124
CSG Systems International, Inc.*	23,351	424,521
DST Systems, Inc.	3,098	187,739
Euronet Worldwide, Inc.*	5,639	133,080
Fiserv, Inc.*	16,700	1,319,801
FleetCor Technologies, Inc.*	25,600	1,373,440
Genpact Ltd.	2,861	44,346
Global Payments, Inc.	15,300	693,090
Lender Processing Services, Inc.	51,200	1,260,544
ManTech International Corp., Class A	2,621	67,989

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

ModusLink Global Solutions, Inc.*	4,328	$12,551
MoneyGram International, Inc.*	1,732	23,018
SAIC, Inc.	319,472	3,616,424
Sapient Corp.*	97,500	1,029,600
TeleTech Holdings, Inc.*	2,597	46,227
Total System Services, Inc.	2,510	53,764
Unisys Corp.*	2,458	42,523

		15,819,048

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	4,859	190,861

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Energy Industries, Inc.*	4,516	62,366
Alpha & Omega Semiconductor Ltd.*	1,991	16,724
Ambarella, Inc.*	274	3,055
Amkor Technology, Inc.*	7,937	33,732
ANADIGICS, Inc.*	7,959	20,057
Applied Micro Circuits Corp.*	7,213	60,589
Atmel Corp.*	45,505	298,058
ATMI, Inc.*	3,392	70,825
Axcelis Technologies, Inc.*	12,541	17,432
AXT, Inc.*	3,613	10,153
Brooks Automation, Inc.	7,482	60,230
CEVA, Inc.*	641	10,096
Cohu, Inc.	2,842	30,807
Cree, Inc.*	13,049	443,405
Cymer, Inc.*	2,401	217,122
Cypress Semiconductor Corp.*	6,526	70,742
Diodes, Inc.*	4,012	69,608
DSP Group, Inc.*	2,433	14,014
Entegris, Inc.*	15,529	142,556
Entropic Communications, Inc.*	9,938	52,572
Exar Corp.*	3,631	32,316
Fairchild Semiconductor International, Inc.*	14,083	202,795
First Solar, Inc.*	6,702	206,958
FormFactor, Inc.*	5,610	25,582
Freescale Semiconductor Ltd.*	361	3,975
GSI Technology, Inc.*	2,414	15,136
GT Advanced Technologies, Inc.*	2,068	6,245
Inphi Corp.*	1,575	15,089
Integrated Device Technology, Inc.*	16,076	117,355
Integrated Silicon Solution, Inc.*	3,198	28,782
International Rectifier Corp.*	7,659	135,794
Intersil Corp., Class A	14,383	119,235
IXYS Corp.	2,754	25,172
Kopin Corp.*	7,491	24,945
Lam Research Corp.*	27,500	993,575
Lattice Semiconductor Corp.*	13,347	53,255
Linear Technology Corp.	50,745	1,740,554
LTX-Credence Corp.*	5,545	36,375
MA-COM Technology Solutions Holdings, Inc.*	581	8,698
Mattson Technology, Inc.*	6,547	5,499
MaxLinear, Inc., Class A*	2,024	10,160
MEMC Electronic Materials, Inc.*	20,402	65,490

Mindspeed Technologies, Inc.*	4,024	$18,832
MIPS Technologies, Inc.*	1,241	9,705
MKS Instruments, Inc.	5,954	153,494
MoSys, Inc.*	3,682	12,813
Nanometrics, Inc.*	2,664	38,415
NeoPhotonics Corp.*	2,147	12,324
OmniVision Technologies, Inc.*	5,945	83,706
ON Semiconductor Corp.*	50,934	359,085
Peregrine Semiconductor Corp.*	274	4,195
Pericom Semiconductor Corp.*	2,706	21,729
Photronics, Inc.*	7,004	41,744
PLX Technology, Inc.*	351	1,274
PMC-Sierra, Inc.*	23,018	119,924
QuickLogic Corp.*	866	1,879
Rambus, Inc.*	11,595	56,584
RF Micro Devices, Inc.*	27,109	121,448
Rubicon Technology, Inc.*	1,919	11,725
Rudolph Technologies, Inc.*	3,552	47,774
Sigma Designs, Inc.*	3,794	19,539
Silicon Image, Inc.*	1,499	7,435
Silicon Laboratories, Inc.*	430	17,978
Skyworks Solutions, Inc.*	2,341	47,522
Spansion, Inc., Class A*	5,480	76,227
STR Holdings, Inc.*	3,599	9,069
SunPower Corp.*	2,454	13,791
Supertex, Inc.	1,228	21,551
Teradyne, Inc.*	18,450	311,620
Tessera Technologies, Inc.	5,887	96,665
TriQuint Semiconductor, Inc.*	19,096	92,425
Ultra Clean Holdings, Inc.*	2,602	12,776
Veeco Instruments, Inc.*	3,278	96,767

		7,517,143

Software (0.8%)
Accelrys, Inc.*	6,354	57,504
Actuate Corp.*	424	2,374
Aspen Technology, Inc.*	608	16,805
AVG Technologies N.V.*	75	1,187
Bottomline Technologies, Inc.*	2,825	74,552
Compuware Corp.*	23,046	250,510
Ebix, Inc.	824	13,242
Eloqua, Inc.*	262	6,181
Envivio, Inc.*	644	1,095
EPIQ Systems, Inc.	3,307	42,263
ePlus, Inc.	473	19,554
FleetMatics Group plc*	170	4,277
Glu Mobile, Inc.*	407	932
Infoblox, Inc.*	96	1,725
Mentor Graphics Corp.*	4,720	80,334
Nuance Communications, Inc.*	68,900	1,537,848
Pervasive Software, Inc.*	1,348	12,011
Progress Software Corp.*	6,969	146,279
Qualys, Inc.*	146	2,159
Rosetta Stone, Inc.*	628	7,750
Rovi Corp.*	83,232	1,284,270
Sapiens International Corp. N.V.*	1,492	5,968
SeaChange International, Inc.*	3,237	31,302
ServiceNow, Inc.*	384	11,532
SS&C Technologies Holdings, Inc.*	2,802	64,782
Synopsys, Inc.*	15,122	481,484
Telenav, Inc.*	1,896	15,130

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

TiVo, Inc.*	7,102	$87,497
VASCO Data Security International, Inc.*	1,745	14,239

		4,274,786

Total Information Technology		41,745,410

Materials (6.5%)
Chemicals (2.5%)
A. Schulman, Inc.	3,339	96,597
Albemarle Corp.	4,345	269,911
Ashland, Inc.	8,776	705,678
Cabot Corp.	7,074	281,474
Calgon Carbon Corp.*	1,044	14,804
Celanese Corp.	27,800	1,237,934
Chase Corp.	753	14,006
Chemtura Corp.*	378,518	8,047,293
Cytec Industries, Inc.	5,142	353,924
Eastman Chemical Co.	9,500	646,475
Ferro Corp.*	9,814	41,022
FutureFuel Corp.	2,139	25,326
Georgia Gulf Corp.	1,431	59,072
Huntsman Corp.	21,391	340,117
Innospec, Inc.	2,285	78,810
Intrepid Potash, Inc.	3,197	68,064
Kraton Performance Polymers, Inc.*	3,657	87,878
Kronos Worldwide, Inc.	2,293	44,713
Landec Corp.*	2,208	20,954
LSB Industries, Inc.*	905	32,055
Minerals Technologies, Inc.	4,040	161,277
Olin Corp.	2,866	61,877
OM Group, Inc.*	3,610	80,142
PolyOne Corp.	2,204	45,006
Quaker Chemical Corp.	1,048	56,445
Rockwood Holdings, Inc.	5,353	264,759
RPM International, Inc.	9,012	264,592
Scotts Miracle-Gro Co., Class A	551	24,272
Sensient Technologies Corp.	5,598	199,065
Spartech Corp.*	3,319	30,103
Stepan Co.	108	5,998
Tredegar Corp.	2,697	55,073
W.R. Grace & Co.*	730	49,078
Westlake Chemical Corp.	1,736	137,665
Zep, Inc.	1,436	20,736
Zoltek Cos., Inc.*	3,093	23,971

		13,946,166

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	2,514	237,020
Texas Industries, Inc.*	2,562	130,688
United States Lime & Minerals, Inc.*	19	895
Vulcan Materials Co.	16,700	869,235

		1,237,838

Containers & Packaging (1.7%)
AptarGroup, Inc.	4,919	234,735
Bemis Co., Inc.	11,542	386,195
Berry Plastics Group, Inc.*	41,378	665,358
Boise, Inc.	11,396	90,598
Crown Holdings, Inc.*	12,643	465,389

Graphic Packaging Holding Co.*	18,627	$120,330
Greif, Inc., Class A	3,483	154,994
Owens-Illinois, Inc.*	4,735	100,713
Packaging Corp. of America	911	35,046
Rock-Tenn Co., Class A	27,994	1,957,061
Sealed Air Corp.	292,501	5,121,693
Sonoco Products Co.	11,231	333,898
UFP Technologies, Inc.*	609	10,913

		9,676,923

Metals & Mining (1.9%)
A.M. Castle & Co.*	1,834	27,088
African Barrick Gold plc	420,000	3,089,439
AK Steel Holding Corp.	12,427	57,164
Allegheny Technologies, Inc.	39,451	1,197,732
AMCOL International Corp.	158	4,847
Carpenter Technology Corp.	17,602	908,791
Century Aluminum Co.*	5,846	51,211
Coeur d’Alene Mines Corp.*	5,965	146,739
Commercial Metals Co.	12,952	192,467
General Moly, Inc.*	6,412	25,712
Globe Specialty Metals, Inc.	6,463	88,866
Gold Reserve, Inc.*	5,175	17,129
Golden Minerals Co.*	3,629	16,657
Golden Star Resources Ltd.*	29,150	53,636
Handy & Harman Ltd.*	124	1,869
Haynes International, Inc.	242	12,553
Hecla Mining Co.	32,095	187,114
Horsehead Holding Corp.*	4,979	50,836
Kaiser Aluminum Corp.	2,144	132,263
Materion Corp.	2,124	54,757
McEwen Mining, Inc.*	24,637	94,360
Metals USA Holdings Corp.	1,008	17,630
Molycorp, Inc.*	5,918	55,866
Olympic Steel, Inc.	946	20,944
Reliance Steel & Aluminum Co.	34,488	2,141,705
Revett Minerals, Inc.*	2,878	8,116
RTI International Metals, Inc.*	3,449	95,054
Schnitzer Steel Industries, Inc., Class A	2,864	86,865
Steel Dynamics, Inc.	19,179	263,328
Stillwater Mining Co.*	12,967	165,718
SunCoke Energy, Inc.*	2,378	37,073
Tahoe Resources, Inc.*	7,125	130,530
United States Steel Corp.	16,165	385,859
Universal Stainless & Alloy Products, Inc.*	785	28,864
Vista Gold Corp.*	6,470	17,469
Walter Energy, Inc.	6,984	250,586
Worthington Industries, Inc.	5,917	153,783

		10,270,620

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	1,861	53,429
Clearwater Paper Corp.*	560	21,929
Domtar Corp.	4,036	337,087
KapStone Paper and Packaging Corp.	4,581	101,652
Louisiana-Pacific Corp.*	15,403	297,586
Neenah Paper, Inc.	725	20,641
P.H. Glatfelter Co.	4,044	70,689
Resolute Forest Products*	8,895	117,770

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Schweitzer-Mauduit International, Inc.	936	$36,532
Wausau Paper Corp.	259	2,243

		1,059,558

Total Materials		36,191,105

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
Cbeyond, Inc.*	2,922	26,415
Cincinnati Bell, Inc.*	14,344	78,605
Consolidated Communications Holdings, Inc.	1,592	25,345
Fairpoint Communications, Inc.*	475	3,771
Frontier Communications Corp.	112,568	481,791
Hawaiian Telcom Holdco, Inc.*	1,196	23,322
IDT Corp., Class B	163	1,555
inContact, Inc.*	347	1,797
Iridium Communications, Inc.*	4,913	33,114
Level 3 Communications, Inc.*	8,824	203,923
magicJack VocalTec Ltd.*	526	9,578
Neutral Tandem, Inc.	3,213	8,257
ORBCOMM, Inc.*	2,106	8,256
Premiere Global Services, Inc.*	4,400	43,032
Vonage Holdings Corp.*	9,503	22,522

		971,283

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	39,752	114,883
Leap Wireless International, Inc.*	4,578	30,444
MetroPCS Communications, Inc.*	34,060	338,557
NII Holdings, Inc.*	19,070	135,969
Shenandoah Telecommunications Co.	2,688	41,153
Telephone & Data Systems, Inc.	10,560	233,799
U.S. Cellular Corp.*	1,568	55,256
USA Mobility, Inc.	2,422	28,289

		978,350

Total Telecommunication Services		1,949,633

Utilities (3.8%)
Electric Utilities (1.5%)
ALLETE, Inc.	4,320	177,034
Cleco Corp.	31,294	1,252,073
El Paso Electric Co.	4,473	142,733
Empire District Electric Co.	4,797	97,763
Great Plains Energy, Inc.	15,184	308,387
Hawaiian Electric Industries, Inc.	10,770	270,758
IDACORP, Inc.	5,631	244,104
ITC Holdings Corp.	13,700	1,053,667
MGE Energy, Inc.	2,616	133,285
NV Energy, Inc.	98,078	1,779,135
OGE Energy Corp.	11,043	621,831
Otter Tail Corp.	3,850	96,250
Pepco Holdings, Inc.	25,560	501,231
Pinnacle West Capital Corp.	12,250	624,505
PNM Resources, Inc.	8,952	183,605
Portland General Electric Co.	8,523	233,189
UIL Holdings Corp.	5,723	204,941
Unitil Corp.	1,578	40,902

UNS Energy Corp.	4,550	$193,011
Westar Energy, Inc.	14,085	403,113

		8,561,517

Gas Utilities (0.9%)
AGL Resources, Inc.	13,208	527,924
Atmos Energy Corp.	10,089	354,326
Chesapeake Utilities Corp.	1,093	49,622
Delta Natural Gas Co., Inc.	716	13,998
Laclede Group, Inc.	2,570	99,228
National Fuel Gas Co.	8,098	410,487
New Jersey Resources Corp.	4,676	185,263
Northwest Natural Gas Co.	3,050	134,810
Piedmont Natural Gas Co., Inc.	7,459	233,541
Questar Corp.	15,471	305,707
South Jersey Industries, Inc.	2,705	136,143
Southwest Gas Corp.	5,194	220,277
UGI Corp.	61,252	2,003,553
WGL Holdings, Inc.	5,809	227,655

		4,902,534

Independent Power Producers & Energy Traders (0.2%)
Atlantic Power Corp.	11,676	133,457
Genie Energy Ltd., Class B	1,682	11,942
NRG Energy, Inc.	35,922	825,857
Ormat Technologies, Inc.	1,456	28,072

		999,328

Multi-Utilities (1.0%)
Alliant Energy Corp.	12,396	544,308
Avista Corp.	6,590	158,885
Black Hills Corp.	4,957	180,137
CH Energy Group, Inc.	1,693	110,417
CMS Energy Corp.	64,144	1,563,831
Integrys Energy Group, Inc.	8,795	459,275
MDU Resources Group, Inc.	21,100	448,164
NorthWestern Corp.	4,139	143,748
SCANA Corp.	13,118	598,706
TECO Energy, Inc.	24,230	406,095
Vectren Corp.	9,211	270,803
Wisconsin Energy Corp.	20,500	755,425

		5,639,794

Water Utilities (0.2%)
American States Water Co.	1,927	92,458
American Water Works Co., Inc.	19,715	732,018
Aqua America, Inc.	13,820	351,304
Artesian Resources Corp., Class A	857	19,223
Cadiz, Inc.*	157	1,243
California Water Service Group	2,420	44,407
Connecticut Water Service, Inc.	358	10,661
Consolidated Water Co., Ltd.	1,699	12,573
Middlesex Water Co.	1,752	34,269
SJW Corp.	1,110	29,526
York Water Co.	369	6,483

		1,334,165

Total Utilities		21,437,338

Total Common Stocks (78.8%) (Cost $391,310,078)		441,242,425

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $18,457)	971	$16,934

Total Investments (78.8%) (Cost $391,328,535)		441,259,359
Other Assets Less Liabilities (21.2%)		118,693,755

Net Assets (100%)		$559,953,114

*	Non-income producing.
†	Securities (totaling $14,160 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2012, the market value of these securities amounted to $14,130 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.

At December 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	257	March-13	$21,259,912	$21,757,620	$497,708
S&P MidCap 400 E-Mini Index	845	March-13	85,280,094	86,029,450	749,356

					$1,247,064

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$49,445,115	$—	$—	$49,445,115
Consumer Staples	27,842,751	—	—	27,842,751
Energy	32,168,165	—	14,130	32,182,295
Financials	124,909,854	—	—	124,909,854
Health Care	33,117,487	—	—	33,117,487
Industrials	72,421,437	—	—	72,421,437
Information Technology	41,745,380	—	30	41,745,410
Materials	33,101,666	3,089,439	—	36,191,105
Telecommunication Services	1,949,633	—	—	1,949,633
Utilities	21,437,338	—	—	21,437,338
Futures	1,247,064	—	—	1,247,064
Investment Companies
Investment Companies	16,934	—	—	16,934

Total Assets	$439,402,824	$3,089,439	$14,160	$442,506,423

Total Liabilities	$—	$—	$—	$—

Total	$439,402,824	$3,089,439	$14,160	$442,506,423

There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Energy	Investments in Common Stocks- Information Technology††

Balance as of 12/31/11	$14,130	$30
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/12	$14,130	$30

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 12/31/12.	$—	$—

†† Security shown as Rights in prior year.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Fair Values of Derivative Instruments as of December 31, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	1,247,064	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,247,064

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	13,829,565	—	—	13,829,565
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$13,829,565	$—	$—	$13,829,565

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,057,368	—	—	1,057,368
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,057,368	$—	$—	$1,057,368

The Portfolio held futures contracts with an average notional balance of approximately $114,569,000 during the year ended December 31, 2012.

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$253,009,457
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$299,132,371

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,176,795
Aggregate gross unrealized depreciation	(26,566,612)

Net unrealized appreciation	$48,610,183

Federal income tax cost of investments	$392,649,176

For the year ended December 31, 2012, the Portfolio incurred approximately $1,119 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $137,511,293, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $10,806,389 during 2012.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value (Cost $391,328,535)	$441,259,359
Cash	111,578,804
Cash held as collateral at broker	5,272,000
Due from broker for futures variation margin	2,517,794
Receivable for securities sold	475,097
Dividends, interest and other receivables	447,276
Receivable from Separate Accounts for Trust shares sold	65,855
Other assets	2,470

Total assets	561,618,655

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	548,071
Payable for securities purchased	472,963
Investment management fees payable	357,871
Administrative fees payable	102,839
Distribution fees payable - Class B	96,955
Trustees’ fees payable	16,114
Distribution fees payable - Class A	2,688
Accrued expenses	68,040

Total liabilities	1,665,541

NET ASSETS	$559,953,114

Net assets were comprised of:
Paid in capital	$648,960,621
Accumulated undistributed net investment income (loss)	109,979
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(140,295,374)
Net unrealized appreciation (depreciation) on investments and futures	51,177,888

Net assets	$559,953,114

Class A
Net asset value, offering and redemption price per share, $12,428,065 / 1,244,908 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.98

Class B
Net asset value, offering and redemption price per share, $463,546,322 / 47,371,099 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.79

Class K
Net asset value, offering and redemption price per share, $83,978,727 / 8,410,940 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.98

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (net of $14,406 foreign withholding tax)	$7,650,949
Interest	213,891

Total income	7,864,840

EXPENSES
Investment management fees	4,427,501
Distribution fees - Class B	1,144,908
Administrative fees	862,666
Custodian fees	144,300
Professional fees	62,804
Printing and mailing expenses	60,542
Distribution fees - Class A	31,120
Trustees’ fees	11,282
Miscellaneous	23,191

Gross expenses	6,768,314
Less: Waiver from investment advisor	(40,278)
Fees paid indirectly	(134,655)

Net expenses	6,593,381

NET INVESTMENT INCOME (LOSS)	1,271,459

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	5,718,042
Futures	13,829,565
Foreign currency transactions	(208)

Net realized gain (loss)	19,547,399

Change in unrealized appreciation (depreciation) on:
Securities	55,586,067
Futures	1,057,368

Net change in unrealized appreciation (depreciation)	56,643,435

NET REALIZED AND UNREALIZED GAIN (LOSS)	76,190,834

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$77,462,293

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,271,459	$375,186
Net realized gain (loss) on investments, futures and foreign currency transactions	19,547,399	45,868,547
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	56,643,435	(126,634,001)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	77,462,293	(80,390,268)

DIVIDENDS:
Dividends from net investment income
Class A	(46,698)	(32,926)
Class B	(1,683,805)	(95,704)
Class K†	(516,565)	(221,718)

TOTAL DIVIDENDS	(2,247,068)	(350,348)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 149,848 and 968,541 shares, respectively ]	1,391,639	9,126,800
Capital shares issued in reinvestment of dividends [ 4,636 and 3,882 shares, respectively ]	46,698	32,926
Capital shares repurchased [ (308,956) and (6,002,457) shares, respectively ]	(2,939,769)	(53,549,398	)(z)

Total Class A transactions	(1,501,432)	(44,389,672)

Class B
Capital shares sold [ 3,689,634 and 7,016,497 shares, respectively ]	33,816,701	68,698,837
Capital shares issued in reinvestment of dividends [ 170,565 and 11,513 shares, respectively ]	1,683,805	95,704
Capital shares repurchased [ (9,183,287) and (10,450,432) shares, respectively ]	(84,721,910)	(99,757,973)

Total Class B transactions	(49,221,404)	(30,963,432)

Class K†
Capital shares sold [ 171,795 and 9,768,114 shares, respectively ]	1,594,708	85,532,850	(z)
Capital shares issued in reinvestment of dividends [ 51,288 and 26,145 shares, respectively ]	516,565	221,718
Capital shares repurchased [ (1,457,856) and (148,546) shares, respectively ]	(13,730,223)	(1,283,850)

Total Class K transactions	(11,618,950)	84,470,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(62,341,786)	9,117,614

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,873,439	(71,623,002)
NET ASSETS:
Beginning of year	547,079,675	618,702,677

End of year (a)	$559,953,114	$547,079,675

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$109,979	$(810,404)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Mid Cap Value Portfolio exchanged approximately 5,457,575 Class A shares for approximately 5,457,575 Class K shares. This exchange amounted to approximately $48,208,044.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012	2011		2010	2009		2008
Net asset value, beginning of year	$8.73	$10.07		$8.12	$5.77		$9.19

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.02	(e)	0.06 (e)	0.11	(e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.27	(1.34)		1.98	2.47		(3.33)

Total from investment operations	1.29	(1.32)		2.04	2.58		(3.27)

Less distributions:
Dividends from net investment income	(0.04)	(0.02)		(0.09)	(0.23)		(0.05)
Distributions from net realized gains	—	—		—	—		(0.10)

Total dividends and distributions	(0.04)	(0.02)		(0.09)	(0.23)		(0.15)

Net asset value, end of year	$9.98	$8.73		$10.07	$8.12		$5.77

Total return	14.73%	(13.07)%		25.19%	44.90%		(35.88)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,428	$12,213		$64,756	$95,496		$330,996
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.25%	0.98%		1.02%	0.58%		1.15%
After waivers, reimbursements and fees paid indirectly (f)	1.23%	0.96%		1.00%	0.58%		1.15%
Before waivers, reimbursements and fees paid indirectly (f)	1.26%	0.99%		1.02%	1.04%		1.30%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.17%	0.20%		0.64%	1.76%		0.78%
After waivers, reimbursements and fees paid indirectly (f)	0.19%	0.22%		0.65%	1.76%		0.78%
Before waivers, reimbursements and fees paid indirectly (f)	0.16%	0.19%		0.63%	1.29%		0.62%
Portfolio turnover rate	60%	95%		51%	95%		78%

	Year Ended December 31,
Class B	2012	2011		2010	2009		2008
Net asset value, beginning of year	$8.55	$9.87		$7.96	$5.66		$9.01

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	—	#(e)	0.03 (e)	0.08	(e)	0.04 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.26	(1.32)		1.95	2.42		(3.25)

Total from investment operations	1.28	(1.32)		1.98	2.50		(3.21)

Less distributions:
Dividends from net investment income	(0.04)	—	#	(0.07)	(0.20)		(0.04)
Distributions from net realized gains	—	—		—	—		(0.10)

Total dividends and distributions	(0.04)	—	#	(0.07)	(0.20)		(0.14)

Net asset value, end of year	$9.79	$8.55		$9.87	$7.96		$5.66

Total return	14.92%	(13.36)%		24.86%	44.46%		(35.99)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$463,546	$450,690		$553,947	$461,709		$320,011
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.25%	1.23%		1.27%	1.13%		1.39%
After waivers, reimbursements and fees paid indirectly (f)	1.23%	1.21%		1.25%	1.13%		1.39%
Before waivers, reimbursements and fees paid indirectly (f)	1.26%	1.24%		1.27%	1.29	%(c)	1.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.17%	—	%‡‡	0.38%	1.25%		0.54%
After waivers, reimbursements and fees paid indirectly (f)	0.19%	0.03%		0.39%	1.25%		0.54%
Before waivers, reimbursements and fees paid indirectly (f)	0.16%	—	%‡‡	0.37%	1.05%		0.38%
Portfolio turnover rate	60%	95%		51%	95%		78%

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$8.73	$8.70

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.27	0.04

Total from investment operations	1.31	0.05

Less distributions:
Dividends from net investment income	(0.06)	(0.02)

Net asset value, end of period	$9.98	$8.73

Total return (b)	15.02%	0.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$83,979	$84,176
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	0.99%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.98%	0.94%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.01%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.42%	0.35%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.44%	0.40%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.41%	0.35%
Portfolio turnover rate	60%	95%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Percent shown is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	Pacific Investment Management Company LLC

➢	Post Advisory Group, LLC

➢	SSgA Funds Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares*	5.49%	0.02%	4.66%
Portfolio – Class B Shares**	5.23	(0.22)	4.42
Portfolio – Class K Shares***	5.75	N/A	4.91
Barclays Intermediate U.S. Government/Credit Index	3.89	5.18	4.62

*    Date of inception 1/2/87.

**   Investment operations commenced with respect to Class B shares on October 2, 1996.

***  Date of inception 8/26/11.

      Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 5.49% for the year ended December 31, 2012. The Portfolio’s benchmark, the Barclays Intermediate U.S. Government/Credit Index, returned 3.89% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Tactical duration positioning in the U.S. was a positive for the Portfolio.

•	An allocation to non-Agency and commercial mortgages, which were supported by positive supply technicals, added to performance for the year.

•	Holdings of Build America Bonds (BABs), which outperformed like-duration Treasuries and long investment grade corporate bonds, aided Portfolio performance.

•	A modest exposure to high yield corporate bonds was also additive as spreads tightened.

What hurt performance during the year:

•	An overall underweight to corporate bonds, which outperformed Treasuries despite uncertainty surrounding the fiscal cliff, detracted from Portfolio performance for the year.

Portfolio Characteristics As of December 31, 2012
Weighted Average Life (Years)	4.79
Weighted Average Coupon (%)	3.69
Weighted Average Modified Duration (Years)	4.18
Weighted Average Rating	AA-
* Modified duration is a measure of the price senstivity of the portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

Distribution of Assets by Sector as of 12/31/12	% of Net Assets
Government Securities	64.4%
Corporate Bonds	35.4
Asset-Backed and Mortgage-Backed Securities	2.9
Time Deposits	0.4
Preferred Stocks	0.2
Convertible Bonds	0.1
Equities & Warrants	0.1
Cash and Other	(3.5)

100.0%

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,021.00	$4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.22	4.97
Class B
Actual	1,000.00	1,021.00	4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.22	4.97
Class K
Actual	1,000.00	1,023.60	3.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.48	3.70

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (2.9%)
Asset-Backed Securities (0.6%)
Aircraft Certificate Owner Trust,
Series 2003-1A D 6.455%, 9/20/22§		$475,249	$483,565
Series 2003-1A E 7.001%, 9/20/22†§		3,900,000	3,813,357
American Money Management Corp.,
Series 2006-6A A1A 0.537%, 5/3/18 (l)§		463,358	457,817
Black Diamond CLO 2005-1 Delaware Corp.,
Series 2005-1A A1A 0.559%, 6/20/17 (l)§		12,516	12,454
BlueMountain CLO Ltd., Series 2005-1A A1F 0.548%, 11/15/17 (l)§		240,157	237,369
Franklin CLO Ltd., Series 5A A2 0.568%, 6/15/18 (l)§		1,070,669	1,044,961
Harvest CLO S.A., Series IX A1 0.936%, 3/29/17 (l)(m)	EUR	266,908	348,499
Kingsland I Ltd., Series 2005-1A A1A 0.560%, 6/13/19 (l)§(b)		$905,845	898,190

			7,296,212

Non-Agency CMO (2.3%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 3.111%, 9/25/35 (l)		789,195	721,492
Banc of America Funding Corp., Series 2004-A 1A3 5.543%, 9/20/34 (l)		719,024	737,353
Banc of America Large Loan, Inc.,
Series 2010-HLTN 2.509%, 11/15/15 (l)§		2,654,899	2,649,427
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A 5.623%, 6/24/50 (l)§		500,000	567,600
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1 3.010%, 2/25/34 (l)		512,090	526,476
Bear Stearns Alt-A Trust, Series 2005-7 22A1 3.001%, 9/25/35 (l)		580,999	472,063
Citigroup Commercial Mortgage Trust, Inc.,
Series 2008-C7 A3 6.060%, 12/10/49 (l)		2,200,000	2,326,211
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-3 2A2A 2.689%, 8/25/35 (l)		199,822	197,657
Commercial Mortgage Pass Through Certificates,
Series 2010-C1 A1 3.156%, 7/10/46§		2,016,850	2,125,832
Countrywide Alternative Loan Trust,
Series 2006-OA22 A1 0.370%, 2/25/47 (l)		334,820	252,504
Credit Suisse Mortgage Capital Certificates,
Series 2010-RR1 2A 5.695%, 9/15/40 (l)§		700,000	812,073
Series 2010-RR1 3A 5.685%, 6/10/49 (l)§		$700,000	$809,425
Series 2010-RR7 2A 5.467%, 9/18/39 (l)§		800,000	911,182
Deltek, Inc., 10.000%, 10/10/19		700,000	708,750
EMF-NL B.V., Series 2008-APRX A2 1.009%, 4/17/41 (l)(m)	EUR	997,391	1,077,447
Granite Master Issuer plc, Series 2006-3 A7 0.411%, 12/20/54 (l)		$198,259	195,204
Series 2006-4 A6 0.391%, 12/20/54 (l)		528,691	520,545
Greenpoint Mortgage Funding Trust,
Series 2007-AR1 3A1 0.310%, 2/25/37 (l)		17,263	16,698
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1 A1 3.168%, 10/25/33 (l)		493,012	497,757
GS Mortgage Securities Corp. II, Series 2010-C1 A2 4.592%, 8/10/43§		1,500,000	1,738,461
Harborview Mortgage Loan Trust,
Series 2006-12 2A2A 0.400%, 1/19/38 (l)		296,772	223,365
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 3A 1.214%, 10/25/35 (l)		330,373	312,022
Morgan Stanley Capital I, Inc., Series 1998-HF2 J 6.010%, 11/15/30§		3,000,000	2,949,077
Morgan Stanley Re-remic Trust,
Series 2009-GG10 A4A 5.789%, 8/12/45 (l)§		800,000	933,384
OBP Depositor LLC Trust, Series 2010-OBP A 4.646%, 7/15/45§		1,000,000	1,173,569
RBSCF Trust, Series 2009-RR1 JPA 6.068%, 9/17/39 (l)§		800,000	925,178
Series 2010-RR3 JPMA 5.420%, 1/16/49 (l)§		1,000,000	1,158,972
Series 2010-RR4 CMLA 6.006%, 12/16/49 (l)§		500,000	596,615
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5 A1 0.460%, 7/19/35 (l)		157,215	147,795
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28 A2 5.500%, 10/15/48		403,969	408,605
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A 1.565%, 8/25/42 (l)		60,391	60,252
Series 2005-AR17 A1A1 0.480%, 12/25/45 (l)		258,063	236,438

			26,989,429

Total Asset-Backed and Mortgage-Backed Securities			34,285,641

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Convertible Bonds (0.1%)
Energy (0.1%)
Metals & Mining (0.0%)
Alpha Appalachia Holdings, Inc.
3.250%, 8/1/15	$400,000	$385,000

Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp.
2.750%, 11/15/35	575,000	549,844

Total Energy		934,844

Total Convertible Bonds		934,844

Corporate Bonds (35.4%)
Consumer Discretionary (3.1%)
Auto Components (0.0%)
Johnson Controls, Inc.
1.750%, 3/1/14	300,000	303,526
5.000%, 3/30/20	100,000	113,653

		417,179

Distributors (0.1%)
American Tire Distributors, Inc.
9.750%, 6/1/17	1,450,000	1,537,000

Diversified Consumer Services (0.1%)
ServiceMaster Co.
7.000%, 8/15/20§	1,000,000	1,005,000

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.
1.875%, 12/15/17	100,000	100,396
Darden Restaurants, Inc.
4.500%, 10/15/21	100,000	109,585
Diamond Resorts Corp.
12.000%, 8/15/18	750,000	810,000
Graton Economic Development Authority
9.625%, 9/1/19§	1,325,000	1,419,406
Greektown Superholdings, Inc.
Series A 13.000%, 7/1/15	1,200,000	1,275,000
Hyatt Hotels Corp.
3.875%, 8/15/16	100,000	106,631
5.375%, 8/15/21	100,000	112,685
International Game Technology
5.500%, 6/15/20	100,000	108,602
Landry’s, Inc.
9.375%, 5/1/20§	650,000	685,750
Marriott International, Inc.
3.250%, 9/15/22	200,000	200,847
McDonald’s Corp.
5.350%, 3/1/18	100,000	120,322
3.500%, 7/15/20	150,000	166,179
Sabre, Inc.
8.500%, 5/15/19§	1,115,000	1,184,687
Starbucks Corp.
6.250%, 8/15/17	100,000	120,428
Yum! Brands, Inc.
4.250%, 9/15/15	250,000	270,180
5.300%, 9/15/19	100,000	118,029

		6,908,727

Household Durables (0.1%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	100,000	110,809

NVR, Inc.
3.950%, 9/15/22	$150,000	$154,690
Tupperware Brands Corp.
4.750%, 6/1/21	100,000	106,593
Whirlpool Corp.
4.850%, 6/15/21	100,000	107,619

		479,711

Internet & Catalog Retail (0.1%)
Affinion Group, Inc.
11.500%, 10/15/15	475,000	385,938
Amazon.com, Inc.
2.500%, 11/29/22	200,000	197,056
Catalina Marketing Corp.
10.500%, 10/1/15 PIK§	650,000	658,125
Expedia, Inc.
5.950%, 8/15/20	200,000	222,000

		1,463,119

Media (1.8%)
CBS Corp.
8.875%, 5/15/19	100,000	135,791
5.750%, 4/15/20	100,000	119,775
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/22§(b)	400,000	407,000
Series A 7.625%, 3/15/20	1,000,000	997,500
Comcast Corp.
6.500%, 1/15/15	400,000	444,700
5.900%, 3/15/16	300,000	343,749
6.500%, 1/15/17	300,000	359,515
5.700%, 7/1/19	100,000	122,022
5.150%, 3/1/20	150,000	178,817
3.125%, 7/15/22	250,000	261,266
COX Communications, Inc.
5.450%, 12/15/14	64,000	69,763
5.500%, 10/1/15	100,000	112,073
Crown Media Holdings, Inc.
10.500%, 7/15/19	1,000,000	1,126,250
DCP LLC/DCP Corp.
10.750%, 8/15/15§	775,000	809,875
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	195,000	204,824
5.875%, 10/1/19	300,000	354,831
5.000%, 3/1/21	300,000	337,220
Discovery Communications LLC
3.700%, 6/1/15	150,000	159,966
5.050%, 6/1/20	200,000	232,382
European Media Capital S.A.
10.000%, 2/1/15§(b)	1,984,553	1,885,365
Good Sam Enterprises LLC
11.500%, 12/1/16	1,200,000	1,284,000
Igloo Holdings Corp.
8.250%, 12/15/17 PIK§	1,025,000	1,012,187
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	150,000	148,125
Live Nation Entertainment, Inc.
7.000%, 9/1/20§	1,325,000	1,382,969
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17*(h)	1,916,000	19
Mood Media Corp.
9.250%, 10/15/20§	1,100,000	1,159,125

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

NBCUniversal Media LLC
5.150%, 4/30/20	$250,000	$296,362
4.375%, 4/1/21	400,000	449,030
Network Communications, Inc.
8.600%, 1/14/20 PIK†§(b)	2,218,211	831,829
News America, Inc.
8.000%, 10/17/16	400,000	493,919
Omnicom Group, Inc.
6.250%, 7/15/19	200,000	244,996
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	150,000	193,035
Thomson Reuters Corp.
6.500%, 7/15/18	350,000	435,529
Time Warner Cable, Inc.
3.500%, 2/1/15	100,000	105,359
5.850%, 5/1/17	400,000	472,839
8.250%, 4/1/19	300,000	402,249
5.000%, 2/1/20	200,000	234,010
Time Warner, Inc.
5.875%, 11/15/16	200,000	233,669
4.875%, 3/15/20	500,000	581,356
3.400%, 6/15/22	100,000	104,775
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, 1/15/23§	725,000	741,312
Viacom, Inc.
4.375%, 9/15/14	150,000	158,957
6.250%, 4/30/16	134,000	155,154
5.625%, 9/15/19	250,000	300,890
Walt Disney Co.
6.000%, 7/17/17	100,000	121,666
3.750%, 6/1/21	150,000	169,262
2.350%, 12/1/22	150,000	151,698
Wolverine Healthcare Analytics, Inc.
6.750%, 5/14/17	995,000	995,000
WPP Finance UK Corp.
5.875%, 6/15/14	200,000	211,955

		21,733,960

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	108,671
Kohl’s Corp.
6.250%, 12/15/17	100,000	119,857
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	160,000	171,200
5.900%, 12/1/16	43,000	50,310
Nordstrom, Inc.
6.750%, 6/1/14	100,000	108,466
Target Corp.
1.125%, 7/18/14	105,000	106,132
6.000%, 1/15/18	350,000	430,826

		1,095,462

Specialty Retail (0.2%)
AutoZone, Inc.
6.500%, 1/15/14	100,000	105,795
4.000%, 11/15/20	100,000	108,158
Home Depot, Inc.
5.400%, 3/1/16	450,000	513,874
4.400%, 4/1/21	150,000	176,426

Lowe’s Cos., Inc.
2.125%, 4/15/16	$150,000	$155,983
4.625%, 4/15/20	250,000	290,659
O’Reilly Automotive, Inc.
4.875%, 1/14/21	100,000	111,063
Staples, Inc.
9.750%, 1/15/14	250,000	271,734

		1,733,692

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
6.125%, 12/1/17	100,000	120,001

Total Consumer Discretionary		36,493,851

Consumer Staples (2.7%)
Beverages (0.7%)
Anheuser-Busch Cos., Inc.
4.950%, 1/15/14	200,000	209,045
Anheuser-Busch InBev Worldwide, Inc.
1.040%, 3/26/13 (l)	300,000	300,427
0.863%, 1/27/14 (l)	2,200,000	2,209,664
0.800%, 7/15/15	250,000	249,962
2.875%, 2/15/16	250,000	265,166
1.375%, 7/15/17	69,000	69,485
7.750%, 1/15/19	300,000	399,373
5.375%, 1/15/20	400,000	487,821
2.500%, 7/15/22	300,000	301,089
Beam, Inc.
6.375%, 6/15/14	100,000	108,245
Bottling Group LLC
6.950%, 3/15/14	300,000	322,487
Brown-Forman Corp.
2.500%, 1/15/16	100,000	105,079
Coca-Cola Co.
0.750%, 3/13/15	100,000	100,449
1.500%, 11/15/15	200,000	204,621
1.800%, 9/1/16	400,000	413,577
3.150%, 11/15/20	200,000	217,707
Coca-Cola Enterprises, Inc.
3.500%, 9/15/20	150,000	160,167
3.250%, 8/19/21	100,000	104,365
Diageo Capital plc
5.750%, 10/23/17	200,000	241,330
Diageo Finance B.V.
3.250%, 1/15/15	150,000	157,536
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	100,000	103,780
3.200%, 11/15/21	100,000	104,223
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	675,000	637,875
PepsiCo, Inc.
0.700%, 8/13/15	100,000	99,937
2.500%, 5/10/16	300,000	316,385
1.250%, 8/13/17	150,000	150,615
7.900%, 11/1/18	250,000	338,032
4.500%, 1/15/20	200,000	230,864

		8,609,306

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Food & Staples Retailing (0.8%)
BI-LO LLC/BI-LO Finance Corp.
9.250%, 2/15/19§	$600,000	$642,000
Blue Buffalo Company, Ltd.
6.500%, 8/2/19	798,000	803,985
Costco Wholesale Corp.
5.500%, 3/15/17	100,000	117,964
CVS Caremark Corp.
3.250%, 5/18/15	250,000	264,495
5.750%, 6/1/17	200,000	238,660
CVS Pass-Through Trust
5.789%, 1/10/26§	875,722	1,015,408
7.507%, 1/10/32§	1,318,890	1,746,991
D.S Waters Enterprise LP
10.500%, 8/15/17	1,191,000	1,222,264
Delhaize Group S.A.
4.125%, 4/10/19	100,000	102,869
Kroger Co.
7.500%, 1/15/14	200,000	213,822
6.400%, 8/15/17	100,000	120,597
6.150%, 1/15/20	100,000	121,777
Safeway, Inc.
6.350%, 8/15/17	200,000	227,138
5.000%, 8/15/19	150,000	161,232
Walgreen Co.
1.800%, 9/15/17	100,000	100,764
5.250%, 1/15/19	150,000	175,630
3.100%, 9/15/22	250,000	251,475
Wal-Mart Stores, Inc.
1.625%, 4/15/14	200,000	203,291
2.875%, 4/1/15	500,000	525,531
5.800%, 2/15/18	250,000	305,778
3.250%, 10/25/20	450,000	488,543

		9,050,214

Food Products (0.5%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	250,000	283,044
Campbell Soup Co.
3.375%, 8/15/14	100,000	104,506
4.250%, 4/15/21	100,000	113,716
ConAgra Foods, Inc.
7.000%, 4/15/19	150,000	188,891
General Mills, Inc.
5.200%, 3/17/15	100,000	109,634
5.650%, 2/15/19	200,000	245,357
Hershey Co.
5.000%, 4/1/13	1,000,000	1,011,111
1.500%, 11/1/16	80,000	81,755
Hillshire Brands Co.
2.750%, 9/15/15	200,000	206,302
Hormel Foods Corp.
4.125%, 4/15/21	100,000	112,840
Ingredion, Inc.
3.200%, 11/1/15	100,000	104,826
J.M. Smucker Co.
3.500%, 10/15/21	150,000	159,017
Kellogg Co.
4.450%, 5/30/16	100,000	110,354
4.000%, 12/15/20	100,000	111,549
Kraft Foods Group, Inc.
6.125%, 8/23/18§	250,000	306,944

McCormick & Co., Inc.
3.900%, 7/15/21	$100,000	$110,310
Mead Johnson Nutrition Co.
4.900%, 11/1/19	100,000	114,834
Mondelez International, Inc.
4.125%, 2/9/16	250,000	272,368
6.125%, 2/1/18	400,000	486,637
5.375%, 2/10/20	500,000	605,591
Tyson Foods, Inc.
4.500%, 6/15/22	500,000	541,250

		5,380,836

Household Products (0.4%)
Clorox Co.
3.550%, 11/1/15	200,000	212,621
Colgate-Palmolive Co.
3.150%, 8/5/15	300,000	319,930
Energizer Holdings, Inc.
4.700%, 5/19/21	150,000	159,986
Kimberly-Clark Corp.
6.125%, 8/1/17	150,000	183,680
7.500%, 11/1/18	100,000	133,286
3.875%, 3/1/21	100,000	111,690
Procter & Gamble Co.
3.500%, 2/15/15	300,000	318,489
4.850%, 12/15/15	200,000	224,197
4.700%, 2/15/19	200,000	236,210
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU
5.750%, 10/15/20§	1,550,000	1,604,250
Spectrum Brands, Inc.
6.750%, 3/15/20§	1,500,000	1,608,750

		5,113,089

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	200,000	208,454

Tobacco (0.3%)
Altria Group, Inc.
7.750%, 2/6/14	500,000	538,164
4.125%, 9/11/15	300,000	325,617
9.700%, 11/10/18	102,000	142,411
9.250%, 8/6/19	250,000	347,397
4.750%, 5/5/21	200,000	226,501
2.850%, 8/9/22	200,000	196,987
Lorillard Tobacco Co.
8.125%, 6/23/19	165,000	210,536
6.875%, 5/1/20	100,000	121,525
Philip Morris International, Inc.
6.875%, 3/17/14	250,000	269,104
5.650%, 5/16/18	400,000	485,439
Vector Group Ltd.
11.000%, 8/15/15	1,000,000	1,041,250

		3,904,931

Total Consumer Staples		32,266,830

Energy (3.1%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
6.375%, 7/15/18	100,000	120,749
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	165,000	203,557

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Ensco plc
3.250%, 3/15/16	$200,000	$213,342
4.700%, 3/15/21	300,000	338,940
Halliburton Co.
6.150%, 9/15/19	100,000	127,064
3.250%, 11/15/21	100,000	107,458
Rowan Cos., Inc.
7.875%, 8/1/19	65,000	80,943
Transocean, Inc.
6.000%, 3/15/18	100,000	117,728
6.500%, 11/15/20	150,000	182,352
Weatherford International Ltd.
6.000%, 3/15/18	200,000	229,159
9.625%, 3/1/19	200,000	261,041

		1,982,333

Oil, Gas & Consumable Fuels (2.9%)
American Petroleum Tankers Parent LLC/AP Tankers Co.
10.250%, 5/1/15	500,000	522,500
Anadarko Petroleum Corp.
5.950%, 9/15/16	200,000	228,922
8.700%, 3/15/19	250,000	339,043
Apache Corp.
5.625%, 1/15/17	250,000	295,036
Buckeye Partners LP
5.500%, 8/15/19	75,000	82,191
4.875%, 2/1/21	200,000	206,459
Canadian Natural Resources Ltd.
4.900%, 12/1/14	100,000	108,199
5.700%, 5/15/17	200,000	235,959
5.900%, 2/1/18	100,000	120,771
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	105,919
5.700%, 10/15/19	150,000	182,119
Chevron Corp.
2.355%, 12/5/22	300,000	300,057
ConocoPhillips
4.750%, 2/1/14	80,000	83,641
5.750%, 2/1/19	300,000	368,474
2.400%, 12/15/22	150,000	149,059
Devon Energy Corp.
2.400%, 7/15/16	100,000	104,304
4.000%, 7/15/21	150,000	166,609
Ecopetrol S.A.
7.625%, 7/23/19	250,000	323,125
Enbridge Energy Partners LP
9.875%, 3/1/19	200,000	272,924
Enbridge, Inc.
5.600%, 4/1/17	200,000	231,830
EnCana Corp.
5.900%, 12/1/17	100,000	120,076
6.500%, 5/15/19	100,000	123,724
EnCana Holdings Finance Corp.
5.800%, 5/1/14	200,000	212,818
Endeavour International Corp.
12.000%, 3/1/18§	1,250,000	1,306,250
Energy Transfer Partners LP
9.000%, 4/15/19	300,000	396,154
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	800,000	905,000

Enterprise Products Operating LLC
1.250%, 8/13/15	$73,000	$73,437
6.300%, 9/15/17	100,000	121,117
5.250%, 1/31/20	200,000	238,351
EOG Resources, Inc.
2.950%, 6/1/15	250,000	262,619
5.625%, 6/1/19	200,000	246,052
EQT Corp.
8.125%, 6/1/19	100,000	123,802
Foresight Energy LLC/Foresight Energy Corp.
9.625%, 8/15/17§	1,225,000	1,310,750
Gazprom S.A. (Gaz Capital S.A.)
5.092%, 11/29/15§	400,000	428,552
Hess Corp.
8.125%, 2/15/19	150,000	197,594
Husky Energy, Inc.
5.900%, 6/15/14	105,000	112,399
7.250%, 12/15/19	150,000	194,514
Inergy Midstream LP/NRGM Finance Corp.
6.000%, 12/15/20§	1,300,000	1,339,000
Kinder Morgan Energy Partners LP
5.625%, 2/15/15	100,000	109,669
6.000%, 2/1/17	150,000	175,206
9.000%, 2/1/19	100,000	135,043
5.300%, 9/15/20	150,000	174,470
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	1,100,000	1,223,750
Linn Energy LLC/Linn Energy Finance Corp.
7.750%, 2/1/21	1,000,000	1,065,000
Magellan Midstream Partners LP
6.550%, 7/15/19	100,000	123,617
4.250%, 2/1/21	100,000	111,082
Magnum Hunter Resources Corp.
9.750%, 5/15/20§	1,050,000	1,089,375
Marathon Oil Corp.
5.900%, 3/15/18	123,000	148,528
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	107,546
5.125%, 3/1/21	100,000	117,588
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	396,087
Noble Energy, Inc.
8.250%, 3/1/19	200,000	262,646
Noble Holding International Ltd.
3.050%, 3/1/16	100,000	105,414
4.900%, 8/1/20	200,000	222,689
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	105,513
4.125%, 6/1/16	150,000	166,494
4.100%, 2/1/21	200,000	229,296
ONEOK Partners LP
3.250%, 2/1/16	100,000	105,587
8.625%, 3/1/19	100,000	133,234
3.375%, 10/1/22	150,000	153,349
Petrobras International Finance Co.
3.875%, 1/27/16	250,000	263,713
3.500%, 2/6/17	250,000	262,128
5.875%, 3/1/18	250,000	285,772
7.875%, 3/15/19	250,000	313,337
5.750%, 1/20/20	400,000	455,244
5.375%, 1/27/21	250,000	281,570

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount		Value (Note 1)

Petrohawk Energy Corp.
6.250%, 6/1/19		$250,000	$284,829
Petroleos Mexicanos
4.875%, 3/15/15		250,000	268,750
8.000%, 5/3/19		400,000	522,000
6.000%, 3/5/20		500,000	597,500
Phillips 66
4.300%, 4/1/22§		250,000	271,975
Pioneer Natural Resources Co.
7.500%, 1/15/20		250,000	317,941
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15		100,000	108,083
8.750%, 5/1/19		100,000	137,228
QR Energy LP/QRE Finance Corp.
9.250%, 8/1/20		1,025,000	1,076,250
Resolute Energy Corp.
8.500%, 5/1/20§		1,125,000	1,133,438
Samson Investment Co.
6.000%, 9/13/18		500,000	503,646
9.750%, 2/15/20§		625,000	660,937
Shell International Finance B.V.
4.000%, 3/21/14		300,000	313,097
4.300%, 9/22/19		350,000	405,619
4.375%, 3/25/20		200,000	232,618
2.375%, 8/21/22		175,000	174,935
Southwestern Energy Co.
4.100%, 3/15/22§		200,000	213,473
Spectra Energy Capital LLC
6.200%, 4/15/18		250,000	303,551
Statoil ASA
2.900%, 10/15/14		250,000	260,415
5.250%, 4/15/19		250,000	301,052
Stone Energy Corp.
8.625%, 2/1/17		1,000,000	1,073,750
Suncor Energy, Inc.
6.100%, 6/1/18		300,000	365,744
Talisman Energy, Inc.
7.750%, 6/1/19		150,000	194,178
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17		100,000	123,074
Total Capital International S.A.
2.875%, 2/17/22		250,000	260,064
Total Capital S.A.
3.125%, 10/2/15		350,000	372,377
4.450%, 6/24/20		200,000	232,280
4.125%, 1/28/21		100,000	113,674
TransCanada PipeLines Ltd.
3.400%, 6/1/15		200,000	212,354
7.125%, 1/15/19		100,000	127,043
3.800%, 10/1/20		200,000	222,578
2.500%, 8/1/22		100,000	99,390
6.350%, 5/15/67 (l)		200,000	212,000
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18		100,000	122,657
Valero Energy Corp.
9.375%, 3/15/19		200,000	275,213
Williams Partners LP
3.800%, 2/15/15		100,000	105,618
5.250%, 3/15/20		200,000	230,926
3.350%, 8/15/22		200,000	202,902

XTO Energy, Inc.
6.250%, 4/15/13		$983,000	$999,425
6.250%, 8/1/17		150,000	185,347

			34,280,228

Total Energy			36,262,561

Financials (12.5%)
Capital Markets (2.3%)
American Capital Holdings, Inc.
5.500%, 7/19/16		825,000	837,375
Ameriprise Financial, Inc.
5.650%, 11/15/15		100,000	112,985
Bank of New York Mellon Corp.
4.300%, 5/15/14		100,000	105,341
1.200%, 2/20/15		85,000	85,974
2.500%, 1/15/16		300,000	312,935
4.150%, 2/1/21		200,000	224,651
3.550%, 9/23/21		100,000	108,440
BlackRock, Inc.
3.500%, 12/10/14		200,000	210,936
5.000%, 12/10/19		200,000	239,393
Charles Schwab Corp.
4.450%, 7/22/20		100,000	113,453
3.225%, 9/1/22§		100,000	99,713
CKE, Inc.
10.500%, 3/14/16 PIK§		739,375	783,738
Deutsche Bank AG/London
3.450%, 3/30/15		200,000	210,974
6.000%, 9/1/17		500,000	598,451
Eaton Vance Corp.
6.500%, 10/2/17		100,000	120,949
Franklin Resources, Inc.
3.125%, 5/20/15		100,000	105,541
Goldman Sachs Group, Inc.
6.000%, 5/1/14		500,000	533,084
3.300%, 5/3/15		250,000	260,185
3.700%, 8/1/15		300,000	316,855
5.350%, 1/15/16		1,000,000	1,103,639
0.760%, 3/22/16 (l)		2,100,000	2,040,291
5.625%, 1/15/17		400,000	439,020
6.250%, 9/1/17		1,300,000	1,532,562
6.150%, 4/1/18		1,000,000	1,181,216
5.375%, 3/15/20		750,000	856,835
5.250%, 7/27/21		400,000	455,049
Jefferies Group, Inc.
5.125%, 4/13/18		400,000	420,665
Merrill Lynch & Co., Inc.
5.450%, 7/15/14		2,000,000	2,128,013
0.655%, 7/22/14 (l)	EUR	400,000	522,269
6.050%, 5/16/16		$550,000	606,967
5.700%, 5/2/17		400,000	442,364
6.875%, 4/25/18		1,500,000	1,822,500
Series MTNC
5.000%, 2/3/14		100,000	104,309
0.800%, 1/15/15 (l)		1,000,000	985,065
Morgan Stanley
4.750%, 4/1/14		500,000	517,414
6.000%, 5/13/14		500,000	529,350
4.100%, 1/26/15		250,000	261,241
6.000%, 4/28/15		300,000	327,270
5.375%, 10/15/15		500,000	543,798

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount		Value (Note 1)

5.750%, 10/18/16		$500,000	$557,634
5.550%, 4/27/17		500,000	556,773
7.300%, 5/13/19		750,000	915,903
5.500%, 1/26/20		250,000	280,872
5.750%, 1/25/21		300,000	342,909
5.500%, 7/28/21		120,000	135,645
Nomura Holdings, Inc.
4.125%, 1/19/16		100,000	104,355
6.700%, 3/4/20		150,000	175,607
Northern Trust Corp.
4.625%, 5/1/14		140,000	147,495
3.450%, 11/4/20		150,000	161,635
Raymond James Financial, Inc.
8.600%, 8/15/19		100,000	125,603
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§(b)		1,067,470	1,112,560
TD Ameritrade Holding Corp.
4.150%, 12/1/14		100,000	106,578
5.600%, 12/1/19		100,000	118,926

			27,043,305

Commercial Banks (3.7%)
American Express Centurion Bank
6.000%, 9/13/17		250,000	303,050
Banco do Brasil S.A./Cayman
4.500%, 1/22/15§		100,000	105,625
3.875%, 10/10/22		200,000	201,000
Banco Santander S.A./Chile
1.921%, 1/19/16 (l)§		3,100,000	2,991,500
Bancolombia S.A.
4.250%, 1/12/16		200,000	208,500
5.125%, 9/11/22		300,000	308,250
Bank of Montreal
1.400%, 9/11/17		200,000	200,615
2.550%, 11/6/22		300,000	296,162
Bank of Nova Scotia
2.900%, 3/29/16		350,000	370,556
Barclays Bank plc
2.375%, 1/13/14		500,000	508,078
3.900%, 4/7/15		150,000	159,105
5.140%, 10/14/20		100,000	104,662
BB&T Corp.
3.200%, 3/15/16		300,000	319,818
6.850%, 4/30/19		100,000	127,494
3.950%, 3/22/22		150,000	162,815
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		250,000	250,230
BNP Paribas S.A.
3.250%, 3/11/15		500,000	521,921
5.000%, 1/15/21		350,000	393,601
Comerica Bank
5.750%, 11/21/16		250,000	290,865
Commonwealth Bank of Australia/New York
1.250%, 9/18/15		250,000	252,641
1.900%, 9/18/17		250,000	256,395
Credit Suisse AG/New York
5.500%, 5/1/14		500,000	530,619
3.500%, 3/23/15		300,000	315,171
4.375%, 8/5/20		350,000	399,497
Discover Bank/Delaware
7.000%, 4/15/20		200,000	247,250

DnB Bank ASA
3.200%, 4/3/17§		$1,400,000	$1,494,304
Fifth Third Bancorp
3.625%, 1/25/16		200,000	213,935
5.450%, 1/15/17		100,000	112,205
First Horizon National Corp.
5.375%, 12/15/15		200,000	219,284
HSBC Bank USA/New York
4.625%, 4/1/14		200,000	209,058
6.000%, 8/9/17		250,000	295,350
HSBC Holdings plc
5.100%, 4/5/21		200,000	236,603
4.875%, 1/14/22		250,000	290,560
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		600,000	710,986
KeyBank N.A./Ohio
7.413%, 5/6/15		100,000	112,859
KeyCorp
5.100%, 3/24/21		250,000	291,741
KfW
1.375%, 1/13/14		400,000	404,013
3.500%, 3/10/14		1,000,000	1,036,084
2.625%, 3/3/15		900,000	941,499
0.625%, 4/24/15		250,000	250,856
2.625%, 2/16/16		1,050,000	1,114,272
5.125%, 3/14/16		1,000,000	1,143,339
4.500%, 7/16/18		500,000	587,834
4.875%, 6/17/19		400,000	486,320
4.000%, 1/27/20		500,000	581,978
2.750%, 9/8/20		500,000	538,934
6.250%, 5/19/21	AUD	2,200,000	2,616,091
2.625%, 1/25/22		$500,000	529,296
Landwirtschaftliche Rentenbank
2.500%, 2/15/16		400,000	422,935
5.125%, 2/1/17		500,000	585,711
1.375%, 10/23/19		57,000	56,875
Mellon Funding Corp.
5.000%, 12/1/14		200,000	215,558
Nordea Bank AB
1.240%, 1/14/14 (l)§		2,000,000	2,015,662
Oesterreichische Kontrollbank AG
1.375%, 1/21/14		400,000	403,212
4.875%, 2/16/16		400,000	448,415
PNC Funding Corp.
3.000%, 5/19/14		300,000	309,759
2.700%, 9/19/16		250,000	264,635
5.625%, 2/1/17		250,000	288,002
5.125%, 2/8/20		400,000	475,286
Rabobank Nederland N.V.
1.850%, 1/10/14		300,000	304,075
2.125%, 10/13/15		200,000	207,705
3.875%, 2/8/22		500,000	540,570
Royal Bank of Canada
2.625%, 12/15/15		300,000	316,364
2.300%, 7/20/16		300,000	312,084
Royal Bank of Scotland Group plc
4.875%, 3/16/15		500,000	534,788
Royal Bank of Scotland plc
2.732%, 8/23/13 (l)		2,000,000	2,025,128
3.950%, 9/21/15		350,000	371,687
5.625%, 8/24/20		250,000	292,016

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Sovereign Bank/Delaware
8.750%, 5/30/18	$100,000	$115,239
Sumitomo Mitsui Banking Corp.
1.800%, 7/18/17	250,000	254,642
SunTrust Banks, Inc.
3.600%, 4/15/16	200,000	212,414
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	100,000	122,839
Svenska Handelsbanken AB
3.125%, 7/12/16	200,000	212,361
Toronto-Dominion Bank
2.500%, 7/14/16	400,000	419,986
2.375%, 10/19/16	100,000	104,188
U.S. Bancorp
4.200%, 5/15/14	150,000	157,562
3.150%, 3/4/15	200,000	210,701
2.450%, 7/27/15	100,000	104,339
3.442%, 2/1/16	150,000	158,119
3.000%, 3/15/22	250,000	261,813
2.950%, 7/15/22	125,000	126,399
U.S. Bank N.A./Ohio
4.950%, 10/30/14	200,000	215,479
4.800%, 4/15/15	100,000	109,568
UBS AG/Connecticut
1.313%, 1/28/14 (l)	100,000	100,545
3.875%, 1/15/15	250,000	264,091
5.875%, 7/15/16	250,000	275,366
5.875%, 12/20/17	250,000	296,666
5.750%, 4/25/18	300,000	354,970
4.875%, 8/4/20	200,000	231,629
UnionBanCal Corp.
3.500%, 6/18/22	200,000	211,789
Wachovia Bank N.A.
6.000%, 11/15/17	500,000	603,722
Wachovia Corp.
5.250%, 8/1/14	350,000	372,681
5.750%, 2/1/18	300,000	360,940
Wells Fargo & Co.
3.750%, 10/1/14	350,000	368,857
3.625%, 4/15/15	200,000	212,037
1.500%, 7/1/15	500,000	506,712
5.125%, 9/15/16	250,000	280,088
2.100%, 5/8/17	200,000	206,185
5.625%, 12/11/17	650,000	775,606
3.500%, 3/8/22	250,000	265,067
Westpac Banking Corp.
4.200%, 2/27/15	400,000	429,369
2.000%, 8/14/17	200,000	205,652
4.875%, 11/19/19	300,000	350,029
Zions Bancorp
7.750%, 9/23/14	100,000	109,687

		44,200,625

Consumer Finance (1.2%)
Ally Financial, Inc.
3.510%, 2/11/14 (l)	1,700,000	1,730,379
American Express Co.
6.150%, 8/28/17	550,000	666,485
7.000%, 3/19/18	1,850,000	2,347,454
8.125%, 5/20/19	150,000	204,672
2.650%, 12/2/22§	150,000	148,938
6.800%, 9/1/66 (l)	150,000	160,500

American Express Credit Corp.
1.750%, 6/12/15	$117,000	$119,516
2.750%, 9/15/15	250,000	262,355
2.800%, 9/19/16	250,000	265,331
Capital One Bank USA N.A.
8.800%, 7/15/19	287,000	386,567
Capital One Financial Corp.
7.375%, 5/23/14	300,000	326,611
2.150%, 3/23/15	150,000	152,897
6.150%, 9/1/16	100,000	114,907
6.750%, 9/15/17	200,000	244,058
Caterpillar Financial Services Corp.
6.125%, 2/17/14	200,000	212,546
2.750%, 6/24/15	100,000	104,893
2.050%, 8/1/16	200,000	207,339
7.150%, 2/15/19	400,000	522,113
Discover Financial Services
5.200%, 4/27/22	100,000	114,500
Ford Motor Credit Co. LLC
2.750%, 5/15/15	500,000	509,730
2.500%, 1/15/16	200,000	201,750
3.984%, 6/15/16	300,000	317,625
8.000%, 12/15/16	250,000	301,875
3.000%, 6/12/17	500,000	512,620
5.875%, 8/2/21	500,000	577,500
4.250%, 9/20/22	200,000	210,142
HSBC Finance Corp.
5.000%, 6/30/15	400,000	435,016
6.676%, 1/15/21	300,000	358,707
HSBC USA, Inc.
5.000%, 9/27/20	150,000	165,101
iPayment Holdings, Inc.
15.000%, 11/15/18 PIK	370,079	276,634
John Deere Capital Corp.
2.800%, 9/18/17	500,000	533,769
SLM Corp.
6.250%, 1/25/16	250,000	269,375
8.450%, 6/15/18	300,000	348,000
8.000%, 3/25/20	200,000	229,000
Toyota Motor Credit Corp.
1.250%, 11/17/14	100,000	101,145
3.200%, 6/17/15	200,000	212,056
2.800%, 1/11/16	100,000	105,929
2.000%, 9/15/16	100,000	103,758
1.750%, 5/22/17	300,000	307,947
3.400%, 9/15/21	300,000	328,295

		14,698,035

Diversified Financial Services (3.3%)
Alphabet Holding Co., Inc.
7.750%, 11/1/17 PIK§	1,100,000	1,138,500
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	110,000	113,025
Bank of America Corp.
7.375%, 5/15/14	500,000	542,007
4.500%, 4/1/15	1,000,000	1,065,641
6.500%, 8/1/16	500,000	581,222
5.625%, 10/14/16	800,000	902,922
7.625%, 6/1/19	200,000	256,393
5.000%, 5/13/21	500,000	572,811
Boeing Capital Corp.
2.125%, 8/15/16	100,000	104,238

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

BP Capital Markets plc
3.625%, 5/8/14	$200,000	$208,289
3.875%, 3/10/15	500,000	534,447
3.125%, 10/1/15	500,000	531,513
4.500%, 10/1/20	450,000	516,451
Citigroup, Inc.
5.000%, 9/15/14	500,000	525,280
5.500%, 10/15/14	1,150,000	1,235,475
6.010%, 1/15/15	500,000	546,507
4.750%, 5/19/15	200,000	215,427
2.250%, 8/7/15	150,000	153,768
5.850%, 8/2/16	400,000	456,623
5.500%, 2/15/17	150,000	166,195
6.125%, 11/21/17	500,000	594,547
6.125%, 5/15/18	500,000	596,968
8.500%, 5/22/19	600,000	806,237
5.375%, 8/9/20	100,000	117,907
4.500%, 1/14/22	2,400,000	2,676,009
CME Group, Inc./Illinois
5.750%, 2/15/14	200,000	211,119
CNG Holdings, Inc.
9.375%, 5/15/20§	800,000	812,000
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	300,000	350,752
Credit Suisse USA, Inc.
5.375%, 3/2/16	300,000	337,679
Gazprom OAO Via White Nights Finance B.V.
10.500%, 3/25/14 (m)	300,000	329,550
General Electric Capital Corp.
5.900%, 5/13/14	600,000	642,979
5.650%, 6/9/14	300,000	321,486
3.500%, 6/29/15	750,000	796,795
5.400%, 2/15/17	800,000	926,317
6.000%, 8/7/19	1,000,000	1,220,776
5.300%, 2/11/21	250,000	290,784
4.650%, 10/17/21	300,000	342,278
3.150%, 9/7/22	300,000	305,164
Hutchison Whampoa International Ltd.
7.625%, 4/9/19 (m)	600,000	773,440
JPMorgan Chase & Co.
4.650%, 6/1/14	750,000	791,814
5.125%, 9/15/14	500,000	531,245
3.700%, 1/20/15	1,000,000	1,056,116
4.750%, 3/1/15	300,000	324,253
3.450%, 3/1/16	500,000	534,530
3.150%, 7/5/16	1,300,000	1,381,652
2.000%, 8/15/17	250,000	254,093
6.000%, 1/15/18	750,000	903,238
6.300%, 4/23/19	700,000	870,934
4.400%, 7/22/20	1,000,000	1,130,490
4.250%, 10/15/20	250,000	276,984
4.350%, 8/15/21	300,000	336,166
3.250%, 9/23/22	350,000	361,020
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	104,624
5.250%, 1/16/18	100,000	110,169
National Credit Union Administration Guaranteed Notes
Series A3 2.350%, 6/12/17	200,000	211,954
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	300,000	319,996
5.450%, 2/1/18	250,000	300,249

Nationstar Mortgage LLC/Nationstar Capital Corp.
10.875%, 4/1/15	$1,175,000	$1,257,250
ORIX Corp.
4.710%, 4/27/15	400,000	428,340
Private Export Funding Corp.
4.550%, 5/15/15	150,000	163,721
4.950%, 11/15/15	100,000	112,748
1.375%, 2/15/17	50,000	51,168
2.050%, 11/15/22	125,000	124,582
SquareTwo Financial Corp.
11.625%, 4/1/17	1,000,000	947,500
TECO Finance, Inc.
5.150%, 3/15/20	100,000	117,308
TNK-BP Finance S.A.
7.500%, 3/13/13 (m)	600,000	604,411
Tops Holding/Tops Markets LLC
10.125%, 10/15/15	1,275,000	1,341,937
Unilever Capital Corp.
2.750%, 2/10/16	100,000	106,170
4.800%, 2/15/19	200,000	236,093
Waha Aerospace B.V.
3.925%, 7/28/20§	300,000	325,500
XTRA Finance Corp.
5.150%, 4/1/17	100,000	115,561

		38,551,337

Insurance (1.3%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	200,000	209,083
5.800%, 3/15/18	100,000	121,099
5.900%, 6/15/19	100,000	123,955
Aegon N.V.
4.625%, 12/1/15	200,000	218,317
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	100,000	118,218
Allstate Corp.
6.200%, 5/16/14	150,000	161,611
7.450%, 5/16/19	100,000	131,147
American Financial Group, Inc./Ohio
9.875%, 6/15/19	100,000	130,408
American International Group, Inc.
3.750%, 11/30/13§	700,000	704,461
5.050%, 10/1/15	300,000	329,782
5.450%, 5/18/17	300,000	345,097
8.250%, 8/15/18	500,000	656,904
6.400%, 12/15/20	100,000	124,618
4.875%, 6/1/22	250,000	285,369
Aon Corp.
3.500%, 9/30/15	100,000	105,622
5.000%, 9/30/20	100,000	114,495
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20§(b)	1,325,000	1,318,375
Asurion Corp.
11.000%, 8/16/19	1,450,000	1,531,563
Axis Specialty Finance LLC
5.875%, 6/1/20	200,000	226,085
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	150,000	152,309
4.250%, 1/15/21	250,000	285,793
Berkshire Hathaway, Inc.
3.200%, 2/11/15	400,000	420,729

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Chubb Corp.
5.750%, 5/15/18	$100,000	$122,895
6.375%, 3/29/67 (l)	100,000	109,000
CNA Financial Corp.
5.875%, 8/15/20	200,000	236,237
Genworth Financial, Inc.
8.625%, 12/15/16	250,000	292,563
7.700%, 6/15/20	100,000	109,783
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	100,000	105,514
5.375%, 3/15/17	100,000	113,570
5.500%, 3/30/20	100,000	116,475
Hub International Ltd.
8.125%, 10/15/18§	1,000,000	1,025,000
ING U.S., Inc.
5.500%, 7/15/22§	50,000	55,288
Jefferson-Pilot Corp.
4.750%, 1/30/14	100,000	103,666
Lincoln National Corp.
6.250%, 2/15/20	100,000	119,649
7.000%, 5/17/66 (l)	100,000	102,000
6.050%, 4/20/67 (l)	100,000	99,000
Markel Corp.
7.125%, 9/30/19	100,000	119,922
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	200,000	224,630
4.800%, 7/15/21	100,000	113,560
MetLife, Inc.
6.750%, 6/1/16	250,000	296,060
7.717%, 2/15/19	300,000	394,465
Onex USI Aquisition Corp.
7.750%, 1/15/21§	1,025,000	1,009,625
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	150,000	167,297
Principal Financial Group, Inc.
8.875%, 5/15/19	200,000	273,968
Protective Life Corp.
7.375%, 10/15/19	150,000	181,039
Prudential Financial, Inc.
5.100%, 9/20/14	200,000	214,130
4.750%, 6/13/15	150,000	163,157
6.000%, 12/1/17	250,000	300,189
7.375%, 6/15/19	135,000	172,248
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	118,940
Torchmark Corp.
9.250%, 6/15/19	100,000	133,884
Travelers Cos., Inc.
5.500%, 12/1/15	100,000	112,802
5.800%, 5/15/18	100,000	122,328
Unum Group
5.625%, 9/15/20	100,000	114,987
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	111,723
Willis North America, Inc.
5.625%, 7/15/15	200,000	216,962
7.000%, 9/29/19	100,000	117,617

		15,205,213

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp.
4.625%, 4/1/15	125,000	133,186
4.500%, 1/15/18	100,000	109,665
5.050%, 9/1/20	100,000	112,559

AvalonBay Communities, Inc.
5.700%, 3/15/17	$100,000	$116,869
BioMed Realty LP
6.125%, 4/15/20	100,000	117,120
Boston Properties LP
5.000%, 6/1/15	100,000	109,094
3.700%, 11/15/18	200,000	215,822
5.625%, 11/15/20	100,000	117,916
Brandywine Operating Partnership LP
4.950%, 4/15/18	100,000	110,026
Camden Property Trust
4.625%, 6/15/21	100,000	113,279
2.950%, 12/15/22	150,000	146,379
CommonWealth REIT
5.750%, 11/1/15	100,000	106,831
6.650%, 1/15/18	100,000	111,172
Digital Realty Trust LP
4.500%, 7/15/15	100,000	106,491
Duke Realty LP
6.750%, 3/15/20	100,000	120,747
ERP Operating LP
5.125%, 3/15/16	300,000	335,302
4.750%, 7/15/20	200,000	224,939
HCP, Inc.
5.625%, 5/1/17	100,000	114,471
3.150%, 8/1/22	100,000	97,925
Health Care REIT, Inc.
6.200%, 6/1/16	100,000	114,548
4.700%, 9/15/17	100,000	111,215
6.125%, 4/15/20	100,000	117,269
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	150,000	171,946
Hospitality Properties Trust
7.875%, 8/15/14	150,000	160,205
5.625%, 3/15/17	100,000	110,427
Kilroy Realty LP
5.000%, 11/3/15	100,000	109,225
Kimco Realty Corp.
6.875%, 10/1/19	100,000	124,141
Liberty Property LP
4.750%, 10/1/20	150,000	164,260
Mack-Cali Realty LP
2.500%, 12/15/17	100,000	100,738
Realty Income Corp.
5.750%, 1/15/21	200,000	234,392
Senior Housing Properties Trust
4.300%, 1/15/16	100,000	104,000
Simon Property Group LP
5.100%, 6/15/15	200,000	218,913
5.250%, 12/1/16	200,000	228,692
6.125%, 5/30/18	300,000	365,420
5.650%, 2/1/20	100,000	120,559
UDR, Inc.
4.250%, 6/1/18	150,000	165,074
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	100,000	105,422
2.000%, 2/15/18	100,000	100,022
4.250%, 3/1/22	100,000	106,676
Vornado Realty LP
4.250%, 4/1/15	100,000	105,134
Weingarten Realty Investors
3.375%, 10/15/22	250,000	246,661

		6,004,732

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Real Estate Management & Development (0.2%)
Kennedy-Wilson, Inc.
8.750%, 4/1/19§	$625,000	$662,500
ProLogis LP
6.250%, 3/15/17	100,000	114,785
6.625%, 5/15/18	200,000	240,895
Toys R Us Property Co. I LLC
10.750%, 7/15/17	1,125,000	1,212,188

		2,230,368

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	100,000	101,828
4.000%, 4/27/16	100,000	105,281

		207,109

Total Financials		148,140,724

Health Care (3.4%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14	200,000	215,661
2.300%, 6/15/16	130,000	135,459
5.850%, 6/1/17	200,000	239,516
4.500%, 3/15/20	325,000	372,180
4.100%, 6/15/21	200,000	223,222
Celgene Corp.
3.250%, 8/15/22	150,000	152,682
Genentech, Inc.
4.750%, 7/15/15	200,000	219,222

		1,557,942

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories
4.125%, 5/27/20	75,000	86,692
Alere, Inc.
7.250%, 7/1/18§	1,250,000	1,253,125
Angiotech Pharmaceuticals, Inc.
5.000%, 12/1/13 (l)	87,000	87,000
9.000%, 12/1/16	1,077,000	1,087,770
Baxter International, Inc.
4.625%, 3/15/15	200,000	217,450
4.250%, 3/15/20	150,000	171,440
2.400%, 8/15/22	100,000	98,984
Becton Dickinson and Co.
5.000%, 5/15/19	200,000	237,573
Boston Scientific Corp.
4.500%, 1/15/15	250,000	266,130
6.400%, 6/15/16	100,000	115,166
6.000%, 1/15/20	100,000	116,976
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	104,970
CareFusion Corp.
6.375%, 8/1/19	100,000	119,267
Covidien International Finance S.A.
2.800%, 6/15/15	100,000	104,788
6.000%, 10/15/17	100,000	121,384
DENTSPLY International, Inc.
4.125%, 8/15/21	100,000	106,408
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, 11/1/18§	1,250,000	1,310,938

Medtronic, Inc.
4.500%, 3/15/14	$200,000	$209,496
4.450%, 3/15/20	250,000	289,963
Series B 4.750%, 9/15/15	100,000	110,633
Physio-Control International, Inc.
9.875%, 1/15/19§	1,150,000	1,262,125
St. Jude Medical, Inc.
3.750%, 7/15/14	100,000	104,607
4.875%, 7/15/19	100,000	114,549
Stryker Corp.
2.000%, 9/30/16	150,000	156,430
Zimmer Holdings, Inc.
1.400%, 11/30/14	100,000	100,689
3.375%, 11/30/21	100,000	104,670

		8,059,223

Health Care Providers & Services (1.4%)
Aetna, Inc.
6.500%, 9/15/18	200,000	248,805
3.950%, 9/1/20	100,000	109,040
AmerisourceBergen Corp.
4.875%, 11/15/19	150,000	174,067
Apria Healthcare Group, Inc.
11.250%, 11/1/14	1,050,000	1,085,437
Cardinal Health, Inc.
5.800%, 10/15/16	200,000	231,609
Cigna Corp.
5.125%, 6/15/20	130,000	149,279
4.375%, 12/15/20	100,000	110,887
Coventry Health Care, Inc.
5.450%, 6/15/21	120,000	141,600
Express Scripts Holding Co.
6.250%, 6/15/14	200,000	215,280
3.125%, 5/15/16	250,000	263,389
4.750%, 11/15/21§	100,000	115,115
Fresenius Medical Care US Finance, Inc.
6.875%, 7/15/17	1,000,000	1,130,000
HCA Holdings, Inc.
6.250%, 2/15/21	1,300,000	1,332,500
HCA, Inc.
2.709%, 3/15/14	456,250	454,995
7.250%, 9/15/20	500,000	555,000
Health Management Associates, Inc.
7.375%, 1/15/20	1,200,000	1,296,000
Howard Hughes Medical Institute
3.450%, 9/1/14	100,000	104,953
Humana, Inc.
7.200%, 6/15/18	150,000	184,230
Laboratory Corp. of America Holdings
2.200%, 8/23/17	67,000	68,610
4.625%, 11/15/20	100,000	111,542
3.750%, 8/23/22	56,000	59,159
McKesson Corp.
6.500%, 2/15/14	100,000	106,486
4.750%, 3/1/21	100,000	116,992
Medco Health Solutions, Inc.
2.750%, 9/15/15	150,000	156,267
7.125%, 3/15/18	200,000	249,261
4.125%, 9/15/20	150,000	164,271
MedImpact Holdings, Inc.
10.500%, 2/1/18§	875,000	973,438

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

One Call Medical, Inc.
7.000%, 8/17/19	$750,000	$751,250
Quest Diagnostics, Inc.
6.400%, 7/1/17	150,000	178,306
4.700%, 4/1/21	100,000	111,381
RegionalCare Hospital Partners
8.000%, 11/2/18	1,135,625	1,135,625
Res-Care, Inc.
10.750%, 1/15/19	1,200,000	1,330,500
Select Medical Corp.
7.625%, 2/1/15	150,000	151,687
Truven Health Analytics, Inc.
10.625%, 6/1/20§	750,000	798,750
U.S. Renal Care, Inc.
10.250%, 12/27/19	1,000,000	1,007,500
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	228,678
6.000%, 2/15/18	150,000	183,531
4.700%, 2/15/21	100,000	115,935
WellPoint, Inc.
5.250%, 1/15/16	300,000	335,102
4.350%, 8/15/20	200,000	221,188

		16,457,645

Health Care Technology (0.1%)
Emdeon, Inc.
11.000%, 12/31/19	825,000	952,875

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	100,000	114,677
Life Technologies Corp.
6.000%, 3/1/20	100,000	117,996
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	100,000	101,544
3.200%, 3/1/16	300,000	319,555
4.700%, 5/1/20	100,000	115,044

		768,816

Pharmaceuticals (1.0%)
AbbVie, Inc.
1.200%, 11/6/15§	400,000	402,474
1.750%, 11/6/17§	350,000	354,960
2.900%, 11/6/22§	300,000	304,396
AstraZeneca plc
5.900%, 9/15/17	250,000	304,142
Bristol-Myers Squibb Co.
5.450%, 5/1/18	100,000	121,257
Elan Finance plc/Elan Finance Corp.
6.250%, 10/15/19§	1,575,000	1,638,000
Eli Lilly and Co.
4.200%, 3/6/14	200,000	208,740
5.200%, 3/15/17	100,000	116,671
GlaxoSmithKline Capital plc
1.500%, 5/8/17	250,000	253,580
2.850%, 5/8/22	300,000	311,100
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14	200,000	210,060
5.650%, 5/15/18	300,000	365,015
Hospira, Inc.
6.400%, 5/15/15	200,000	223,376
Johnson & Johnson
1.200%, 5/15/14	200,000	202,465

5.550%, 8/15/17	$100,000	$120,873
5.150%, 7/15/18	200,000	242,578
3.550%, 5/15/21	100,000	112,003
Merck & Co., Inc.
6.000%, 9/15/17	100,000	122,267
5.000%, 6/30/19	200,000	240,943
2.400%, 9/15/22	200,000	199,989
Novartis Capital Corp.
4.125%, 2/10/14	250,000	260,105
2.900%, 4/24/15	100,000	105,272
4.400%, 4/24/20	100,000	116,566
2.400%, 9/21/22	200,000	200,264
Novartis Securities Investment Ltd.
5.125%, 2/10/19	300,000	358,160
Pfizer, Inc.
4.500%, 2/15/14	200,000	208,874
5.350%, 3/15/15	400,000	440,670
6.200%, 3/15/19	400,000	505,072
Quintiles Transnational Corp.
7.500%, 2/22/17	1,275,000	1,289,344
Sanofi S.A.
1.625%, 3/28/14	150,000	152,119
2.625%, 3/29/16	150,000	158,480
4.000%, 3/29/21	250,000	283,417
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	100,000	112,955
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	200,000	210,964
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	250,000	266,662
VPI Escrow Corp.
6.375%, 10/15/20§	900,000	957,375
Watson Pharmaceuticals, Inc.
6.125%, 8/15/19	100,000	121,661
3.250%, 10/1/22	250,000	255,630

		12,058,479

Total Health Care		39,854,980

Industrials (3.1%)
Aerospace & Defense (0.4%)
Boeing Co.
5.000%, 3/15/14	250,000	263,208
3.500%, 2/15/15	100,000	105,836
6.000%, 3/15/19	200,000	248,994
Delos Aircraft, Inc.
4.750%, 3/17/16	500,000	505,000
Embraer Overseas Ltd.
6.375%, 1/15/20	100,000	115,250
General Dynamics Corp.
1.000%, 11/15/17	250,000	248,590
Goodrich Corp.
6.125%, 3/1/19	150,000	187,053
Honeywell International, Inc.
5.300%, 3/1/18	250,000	298,553
L-3 Communications Corp.
3.950%, 11/15/16	100,000	108,320
5.200%, 10/15/19	100,000	114,623
4.950%, 2/15/21	100,000	112,833
Lockheed Martin Corp.
4.250%, 11/15/19	350,000	395,911

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount		Value (Note 1)

Northrop Grumman Corp.
3.700%, 8/1/14		$150,000	$156,986
Precision Castparts Corp.
1.250%, 1/15/18		150,000	150,151
Raytheon Co.
4.400%, 2/15/20		300,000	344,257
Rockwell Collins, Inc.
5.250%, 7/15/19		100,000	119,363
Textron, Inc.
5.600%, 12/1/17		100,000	113,044
5.950%, 9/21/21		100,000	117,886
United Technologies Corp.
4.875%, 5/1/15		150,000	164,628
1.200%, 6/1/15		90,000	91,119
1.800%, 6/1/17		50,000	51,181
6.125%, 2/1/19		250,000	311,217
4.500%, 4/15/20		100,000	118,006
3.100%, 6/1/22		250,000	264,743

			4,706,752

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14		100,000	106,855
United Parcel Service, Inc.
3.875%, 4/1/14		250,000	260,535
5.125%, 4/1/19		100,000	120,791
3.125%, 1/15/21		250,000	268,788

			756,969

Airlines (0.5%)
American Airlines, Inc.
Series A 8.625%, 10/15/21		376,053	394,855
Series B 7.000%, 1/31/18§		1,073,696	1,105,907
Continental Airlines, Inc.
4.750%, 1/12/21		2,481,294	2,698,408
Delta Air Lines, Inc.
4.950%, 5/23/19		265,146	287,684
Series 1A A 6.200%, 7/2/18		159,302	179,215
UAL Pass Through Trust
Series 09-2 9.750%, 1/15/17		797,333	916,932

			5,583,001

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16		350,000	394,444
Owens Corning, Inc.
9.000%, 6/15/19		17,000	21,186

			415,630

Commercial Services & Supplies (1.0%)
ADT Corp.
3.500%, 7/15/22§		150,000	148,367
Altegrity, Inc.
12.000%, 11/1/15†§		1,100,000	981,860
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16		100,000	111,147
4.750%, 5/1/19		100,000	118,241

Catalent Pharma Solutions, Inc.
7.875%, 10/15/18§		$1,175,000	$1,183,812
Cornell University
5.450%, 2/1/19		200,000	238,160
Jaguar Holding Co. I
9.375%, 10/15/17 PIK§		1,425,000	1,492,688
Kloeckner Pentaplast GmbH & Co. KG
11.625%, 7/15/17§	EUR	800,000	1,172,116
Logo Merger Sub Corp.
8.375%, 10/15/20§		$875,000	879,375
Neff Rental LLC/Neff Finance Corp.
9.625%, 5/15/16§		1,000,000	1,035,000
Pitney Bowes, Inc.
5.750%, 9/15/17		200,000	213,000
6.250%, 3/15/19		100,000	108,500
Republic Services, Inc.
5.500%, 9/15/19		250,000	296,057
5.250%, 11/15/21		250,000	294,868
Rural/Metro Corp.
10.125%, 7/15/19§		1,075,000	1,037,375
Sheridan Holdings, Inc.
9.000%, 6/20/20		550,000	556,187
TransUnion Holding Co., Inc.
8.125%, 6/15/18 PIK§		1,125,000	1,161,562
Waste Management, Inc.
6.100%, 3/15/18		100,000	120,442
7.375%, 3/11/19		150,000	190,527
4.750%, 6/30/20		100,000	114,214
Yale University
2.900%, 10/15/14		100,000	104,251

			11,557,749

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17		100,000	101,210
2.875%, 5/8/22		150,000	153,069
Abengoa Finance S.A.U.
8.875%, 11/1/17§		400,000	376,000

			630,279

Electrical Equipment (0.0%)
Emerson Electric Co.
4.875%, 10/15/19		200,000	237,625

Industrial Conglomerates (0.4%)
Cooper U.S., Inc.
2.375%, 1/15/16		100,000	102,930
3.875%, 12/15/20		100,000	108,852
Danaher Corp.
5.625%, 1/15/18		200,000	240,580
3.900%, 6/23/21		100,000	112,504
GE Capital Trust I
6.375%, 11/15/67 (l)		300,000	315,750
General Electric Co.
5.250%, 12/6/17		300,000	352,574
2.700%, 10/9/22		250,000	253,635
Harland Clarke Holdings Corp.
9.750%, 8/1/18§		750,000	729,375
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		100,000	121,862
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18		200,000	241,433

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount		Value (Note 1)

Mark IV USA/Euro Lux S.C.A.
8.875%, 12/15/17§	EUR	967,500	$1,379,216
Pentair Finance S.A.
5.000%, 5/15/21§		$100,000	112,961
Tyco Electronics Group S.A.
6.550%, 10/1/17		100,000	120,219
Tyco International Finance S.A.
8.500%, 1/15/19		100,000	132,305

			4,324,196

Machinery (0.2%)
Caterpillar, Inc.
1.375%, 5/27/14		100,000	101,069
2.600%, 6/26/22		250,000	251,753
Deere & Co.
2.600%, 6/8/22		250,000	253,238
Dover Corp.
5.450%, 3/15/18		150,000	177,116
Eaton Corp.
2.750%, 11/2/22§		250,000	250,281
Harsco Corp.
2.700%, 10/15/15		100,000	100,929
Illinois Tool Works, Inc.
5.150%, 4/1/14		100,000	105,665
6.250%, 4/1/19		100,000	125,389
Kennametal, Inc.
3.875%, 2/15/22		118,000	123,440
PACCAR, Inc.
6.875%, 2/15/14		100,000	107,077
Pall Corp.
5.000%, 6/15/20		100,000	113,649
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§		1,075,000	1,139,500
Xylem, Inc.
3.550%, 9/20/16		150,000	159,297

			3,008,403

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15		55,000	55,825
Equifax, Inc.
4.450%, 12/1/14		100,000	105,565
Verisk Analytics, Inc.
5.800%, 5/1/21		100,000	114,000

			275,390

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
7.000%, 2/1/14		200,000	213,481
Burlington Northern Santa Fe LLC
4.700%, 10/1/19		200,000	230,853
Canadian National Railway Co.
5.550%, 3/1/19		350,000	425,946
Canadian Pacific Railway Co.
7.250%, 5/15/19		45,000	55,810
CSX Corp.
7.900%, 5/1/17		250,000	312,994
7.375%, 2/1/19		200,000	254,176
Norfolk Southern Corp.
7.700%, 5/15/17		200,000	252,344
5.750%, 4/1/18		100,000	119,355

Ryder System, Inc.
7.200%, 9/1/15		$100,000	$114,419
3.600%, 3/1/16		100,000	105,556
Union Pacific Corp.
5.700%, 8/15/18		200,000	241,761
6.125%, 2/15/20		100,000	125,226

			2,451,921

Trading Companies & Distributors (0.3%)
Doric Nimrod Air One Ltd.
Series 2012-1A
5.125%, 11/30/24§		200,000	209,000
GATX Corp.
3.500%, 7/15/16		150,000	156,524
4.850%, 6/1/21		100,000	104,650
HD Supply, Inc.
11.000%, 4/15/20§		350,000	413,000
International Lease Finance Corp.
5.875%, 8/15/22		1,300,000	1,384,500
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.
8.750%, 11/15/19§		1,075,000	1,126,063

			3,393,737

Total Industrials			37,341,652

Information Technology (2.0%)
Communications Equipment (0.2%)
Blue Coat Systems, Inc
5.750%, 1/17/18		1,189,519	1,195,962
Cisco Systems, Inc.
5.500%, 2/22/16		400,000	457,791
4.950%, 2/15/19		500,000	594,574
Harris Corp.
6.375%, 6/15/19		100,000	118,937
Motorola Solutions, Inc.
6.000%, 11/15/17		100,000	117,460

			2,484,724

Computers & Peripherals (0.2%)
Dell, Inc.
2.300%, 9/10/15		200,000	205,524
Hewlett-Packard Co.
4.750%, 6/2/14		400,000	416,999
2.350%, 3/15/15		300,000	300,990
5.500%, 3/1/18		200,000	215,892
3.750%, 12/1/20		250,000	241,480
4.375%, 9/15/21		300,000	295,395
4.650%, 12/9/21		250,000	250,959
Oberthur Technologies
6.252%, 3/30/19		920,375	905,419

			2,832,658

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.375%, 11/1/15		150,000	156,243
Avnet, Inc.
6.000%, 9/1/15		100,000	108,714
5.875%, 6/15/20		100,000	109,121
Corning, Inc.
1.450%, 11/15/17		100,000	100,331

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount		Value (Note 1)

Ingram Micro, Inc.
5.000%, 8/10/22		$100,000	$102,338
Kemet Corp.
10.500%, 5/1/18		445,000	438,881

			1,015,628

Internet Software & Services (0.2%)
eBay, Inc.
3.250%, 10/15/20		100,000	108,490
2.600%, 7/15/22		100,000	101,134
Endurance International Group
10.250%, 4/30/20		1,550,000	1,538,375
Google, Inc.
1.250%, 5/19/14		100,000	101,199
2.125%, 5/19/16		100,000	104,586
3.625%, 5/19/21		100,000	111,395

			2,065,179

IT Services (0.4%)
Compucom Systems, Inc.
10.500%, 10/2/19		1,225,000	1,215,812
Computer Sciences Corp.
6.500%, 3/15/18		210,000	244,395
EVERTEC LLC/EVERTEC Finance Corp.
11.000%, 10/1/18		975,000	1,077,375
Fiserv, Inc.
3.125%, 10/1/15		200,000	209,767
6.800%, 11/20/17		100,000	120,844
International Business Machines Corp.
1.250%, 5/12/14		200,000	202,043
5.700%, 9/14/17		800,000	964,639
1.875%, 8/1/22		250,000	241,197
SAIC, Inc.
4.450%, 12/1/20		100,000	108,487
Western Union Co.
5.930%, 10/1/16		250,000	274,335

			4,658,894

Office Electronics (0.1%)
CDW LLC/CDW Finance Corp.
8.000%, 12/15/18		675,000	744,188
Xerox Corp.
8.250%, 5/15/14		250,000	272,740
6.350%, 5/15/18		250,000	289,027
5.625%, 12/15/19		100,000	112,992

			1,418,947

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
3.000%, 4/15/16		100,000	106,438
Broadcom Corp.
2.500%, 8/15/22§		100,000	98,704
Intel Corp.
1.950%, 10/1/16		100,000	103,144
1.350%, 12/15/17		200,000	198,665
3.300%, 10/1/21		254,000	269,060
2.700%, 12/15/22		250,000	246,885
KLA-Tencor Corp.
6.900%, 5/1/18		43,000	51,746
National Semiconductor Corp.
3.950%, 4/15/15		100,000	107,245

Texas Instruments, Inc.
1.375%, 5/15/14		$100,000	$101,210
2.375%, 5/16/16		100,000	104,586
1.650%, 8/3/19		100,000	98,848

			1,486,531

Software (0.7%)
Adobe Systems, Inc.
3.250%, 2/1/15		150,000	156,324
Aspect Software, Inc.
10.625%, 5/15/17		650,000	588,250
BMC Software, Inc.
4.250%, 2/15/22		25,000	25,159
4.500%, 12/1/22		100,000	102,399
CA, Inc.
6.125%, 12/1/14		200,000	216,136
Infor US, Inc.
10.000%, 4/1/19	EUR	975,000	1,441,385
Microsoft Corp.
2.950%, 6/1/14		$500,000	518,331
4.200%, 6/1/19		350,000	402,809
Misys plc
7.250%, 12/20/19		1,246,875	1,254,668
Oracle Corp.
5.250%, 1/15/16		450,000	510,844
5.750%, 4/15/18		550,000	667,883
2.500%, 10/15/22		250,000	251,039
RedPrairie Corp.
0.000%, 12/14/18		525,000	523,500
0.000%, 12/13/19		1,050,000	1,056,563

			7,715,290

Total Information Technology			23,677,851

Materials (1.8%)
Chemicals (0.8%)
Agrium, Inc.
3.150%, 10/1/22		100,000	98,919
Air Products and Chemicals, Inc.
4.375%, 8/21/19		100,000	115,045
Airgas, Inc.
3.250%, 10/1/15		100,000	105,776
Cabot Corp.
5.000%, 10/1/16		100,000	115,438
Dow Chemical Co.
7.600%, 5/15/14		128,000	139,623
2.500%, 2/15/16		100,000	103,975
8.550%, 5/15/19		250,000	336,799
4.250%, 11/15/20		250,000	277,186
4.125%, 11/15/21		100,000	109,961
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15		200,000	210,256
5.250%, 12/15/16		100,000	115,871
6.000%, 7/15/18		250,000	308,594
3.625%, 1/15/21		200,000	221,367
Eastman Chemical Co.
2.400%, 6/1/17		150,000	155,233
5.500%, 11/15/19		100,000	116,987
Ecolab, Inc.
1.000%, 8/9/15		94,000	93,956
4.350%, 12/8/21		200,000	223,108
Hexion US Finance Corp.
6.625%, 4/15/20		400,000	406,000

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount		Value (Note 1)

Methanex Corp.
3.250%, 12/15/19		$60,000	$60,600
Momentive Performance Materials, Inc.
8.875%, 10/15/20§		950,000	950,000
Monsanto Co.
5.125%, 4/15/18		100,000	118,407
Oxea Finance/Cy S.C.A.
9.500%, 7/15/17§		321,000	350,693
9.625%, 7/15/17§	EUR	643,031	932,585
Phibro Animal Health Corp.
9.250%, 7/1/18§		$750,000	750,000
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14		200,000	212,502
6.500%, 5/15/19		100,000	125,602
PPG Industries, Inc.
1.900%, 1/15/16		150,000	154,247
6.650%, 3/15/18		150,000	186,102
Praxair, Inc.
4.625%, 3/30/15		200,000	217,898
4.500%, 8/15/19		100,000	116,867
3.000%, 9/1/21		100,000	104,383
2.200%, 8/15/22		100,000	98,078
Reichhold Industries, Inc.
9.000%, 5/8/17 PIK§		1,510,675	1,095,239
RPM International, Inc.
6.125%, 10/15/19		100,000	116,392
Sawgrass Merger Sub, Inc.
8.750%, 12/15/20§		1,175,000	1,183,812
Sherwin-Williams Co.
3.125%, 12/15/14		100,000	104,620
Valspar Corp.
7.250%, 6/15/19		100,000	122,953

			10,255,074

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19		150,000	180,354
Viskase Cos., Inc.
9.875%, 1/15/18§		650,000	663,000

			843,354

Metals & Mining (0.8%)
Alcoa, Inc.
6.750%, 7/15/18		200,000	228,906
6.150%, 8/15/20		150,000	164,630
5.400%, 4/15/21		100,000	104,310
Aleris International, Inc.
7.875%, 11/1/20§		1,075,000	1,075,000
Allegheny Technologies, Inc.
9.375%, 6/1/19		100,000	127,873
ArcelorMittal S.A.
10.350%, 6/1/19		425,000	507,344
Barrick Gold Corp.
1.750%, 5/30/14		120,000	121,427
2.900%, 5/30/16		200,000	209,930
6.950%, 4/1/19		100,000	124,520
Barrick North America Finance LLC
4.400%, 5/30/21		200,000	219,447
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14		500,000	531,074
6.500%, 4/1/19		300,000	383,590
3.250%, 11/21/21		250,000	266,999

Cliffs Natural Resources, Inc.
3.950%, 1/15/18		$150,000	$150,661
4.800%, 10/1/20		55,000	54,175
CSN Islands XI Corp.
6.875%, 9/21/19§		200,000	224,000
FMG Resources Pty Ltd.
8.250%, 11/1/19§		625,000	665,625
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22		250,000	248,345
Inmet Mining Corp.
7.500%, 6/1/21§		400,000	415,000
Newmont Mining Corp.
3.500%, 3/15/22		250,000	258,038
Nucor Corp.
5.750%, 12/1/17		100,000	119,790
5.850%, 6/1/18		100,000	121,726
Rio Tinto Alcan, Inc.
5.000%, 6/1/15		400,000	435,000
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14		200,000	221,387
9.000%, 5/1/19		350,000	479,479
4.125%, 5/20/21		250,000	275,457
Rio Tinto Finance USA plc
1.625%, 8/21/17		100,000	101,054
2.875%, 8/21/22		100,000	100,331
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.000%, 10/15/17§		525,000	525,000
Southern Copper Corp.
5.375%, 4/16/20		135,000	153,945
Teck Resources Ltd.
4.500%, 1/15/21		100,000	107,750
Thompson Creek Metals Co., Inc.
12.500%, 5/1/19		500,000	472,500
Vale Overseas Ltd.
6.250%, 1/11/16		300,000	338,442
4.625%, 9/15/20		200,000	217,740

			9,750,495

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21		200,000	213,360
International Paper Co.
5.300%, 4/1/15		100,000	108,261
9.375%, 5/15/19		300,000	404,947
4.750%, 2/15/22		100,000	113,305

			839,873

Total Materials			21,688,796

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.2%)
Altice Finco S.A.
9.875%, 12/15/20§		375,000	398,437
AT&T, Inc.
5.100%, 9/15/14		200,000	214,589
2.500%, 8/15/15		500,000	521,374
5.625%, 6/15/16		200,000	230,947
1.700%, 6/1/17		500,000	509,300
5.500%, 2/1/18		300,000	358,244
4.450%, 5/15/21		500,000	576,838
BellSouth Corp.
5.200%, 9/15/14		300,000	321,435

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

British Telecommunications plc
5.950%, 1/15/18	$200,000	$240,121
CenturyLink, Inc.
6.450%, 6/15/21	200,000	220,148
Series T 5.800%, 3/15/22	200,000	209,042
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	150,000	158,759
6.750%, 8/20/18	150,000	186,101
France Telecom S.A.
4.375%, 7/8/14	200,000	210,211
2.750%, 9/14/16	100,000	104,914
5.375%, 7/8/19	200,000	234,264
Integra Telecom Holdings, Inc.
10.750%, 4/15/16§	625,000	653,125
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20§	850,000	913,750
ITC Deltacom, Inc.
10.500%, 4/1/16	899,000	957,435
Level 3 Financing, Inc.
10.000%, 2/1/18	600,000	669,000
8.125%, 7/1/19	400,000	437,000
PAETEC Holding Corp.
9.875%, 12/1/18	1,200,000	1,357,500
Telecom Italia Capital S.A.
6.175%, 6/18/14	300,000	316,153
5.250%, 10/1/15	100,000	106,527
7.175%, 6/18/19	200,000	231,557
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	300,000	333,254
5.877%, 7/15/19	145,000	155,509
5.462%, 2/16/21	300,000	321,054
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	100,000	117,306
Verizon Communications, Inc.
5.550%, 2/15/16	600,000	688,150
5.500%, 2/15/18	300,000	360,405
6.350%, 4/1/19	400,000	506,322
4.600%, 4/1/21	300,000	350,403
Virgin Media Secured Finance plc
5.250%, 1/15/21	100,000	116,269
Zayo Group LLC/Zayo Capital, Inc.
10.125%, 7/1/20	1,150,000	1,308,125

		14,593,568

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	100,000	105,781
2.375%, 9/8/16	300,000	311,859
5.000%, 3/30/20	1,000,000	1,167,540
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	500,000	524,100
8.500%, 11/15/18	200,000	274,894
Rogers Communications, Inc.
7.500%, 3/15/15	200,000	228,811
6.800%, 8/15/18	150,000	189,276
Vodafone Group plc
4.150%, 6/10/14	300,000	314,396
5.625%, 2/27/17	200,000	234,758
5.450%, 6/10/19	200,000	242,308
2.500%, 9/26/22	200,000	199,549

Term Loan
6.875%, 8/11/15	$1,000,000	$1,020,000
6.875%, 8/17/15	107,527	109,678

		4,922,950

Total Telecommunication Services		19,516,518

Utilities (2.1%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.
2.950%, 12/15/22	150,000	149,772
Arizona Public Service Co.
5.800%, 6/30/14	100,000	107,355
Carolina Power & Light Co.
5.300%, 1/15/19	200,000	239,530
Commonwealth Edison Co.
1.625%, 1/15/14	100,000	100,987
4.000%, 8/1/20	160,000	178,041
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	119,526
Duke Energy Carolinas LLC
7.000%, 11/15/18	100,000	130,978
4.300%, 6/15/20	250,000	283,653
Duke Energy Corp.
3.350%, 4/1/15	100,000	105,637
5.050%, 9/15/19	150,000	175,005
3.050%, 8/15/22	100,000	101,865
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,500,000	2,731,095
Entergy Corp.
5.125%, 9/15/20	100,000	108,590
Entergy Texas, Inc.
7.125%, 2/1/19	100,000	125,592
Exelon Corp.
4.900%, 6/15/15	200,000	216,987
FirstEnergy Solutions Corp.
4.800%, 2/15/15	250,000	268,443
6.050%, 8/15/21	200,000	228,093
Florida Power Corp.
4.550%, 4/1/20	25,000	28,641
Hydro-Quebec
2.000%, 6/30/16	350,000	363,993
Jersey Central Power & Light Co.
7.350%, 2/1/19	100,000	128,982
Kansas City Power & Light Co.
5.850%, 6/15/17	100,000	114,856
6.375%, 3/1/18	100,000	117,872
Korea Electric Power Corp.
3.000%, 10/5/15§	2,000,000	2,086,400
LG&E and KU Energy LLC
2.125%, 11/15/15	100,000	102,170
3.750%, 11/15/20	150,000	157,661
MidAmerican Energy Co.
4.650%, 10/1/14	200,000	213,655
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	150,000	181,026
Nevada Power Co.
6.500%, 8/1/18	200,000	251,375
NextEra Energy Capital Holdings, Inc.
1.200%, 6/1/15	150,000	150,692
7.875%, 12/15/15	100,000	119,175
6.000%, 3/1/19	100,000	118,945

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

Northern States Power Co.
1.950%, 8/15/15	$100,000	$102,995
Ohio Power Co.
6.050%, 5/1/18	200,000	243,374
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	200,000	247,603
Pacific Gas & Electric Co.
3.500%, 10/1/20	250,000	275,532
Peco Energy Co.
5.000%, 10/1/14	100,000	107,379
5.350%, 3/1/18	100,000	120,321
Progress Energy, Inc.
5.625%, 1/15/16	100,000	112,968
7.050%, 3/15/19	100,000	126,630
3.150%, 4/1/22	250,000	253,688
Public Service Co. of Colorado
3.200%, 11/15/20	150,000	161,809
Public Service Co. of Oklahoma
4.400%, 2/1/21	100,000	114,485
Public Service Electric & Gas Co.
3.500%, 8/15/20	100,000	109,892
Sierra Pacific Power Co. Series M 6.000%, 5/15/16	100,000	114,983
Southern California Edison Co.
5.750%, 3/15/14	250,000	266,160
Southern Co.
4.150%, 5/15/14	145,000	151,748
Southwestern Electric Power Co. Series E 5.550%, 1/15/17	120,000	135,704
Tampa Electric Co.
6.100%, 5/15/18	100,000	124,600
Virginia Electric & Power Co.
5.000%, 6/30/19	165,000	198,022
Series A 5.400%, 1/15/16	100,000	114,008
Wisconsin Electric Power Co.
4.250%, 12/15/19	150,000	173,591
2.950%, 9/15/21	100,000	106,540
Wisconsin Power & Light Co.
5.000%, 7/15/19	50,000	59,561
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	117,224

		13,045,409

Gas Utilities (0.2%)
AGL Capital Corp.
3.500%, 9/15/21	250,000	271,829
Atmos Energy Corp.
8.500%, 3/15/19	100,000	134,065
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	228,633
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	100,000	113,091
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	475,000	532,000
NGPL PipeCo LLC
7.119%, 12/15/17§	350,000	381,500
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	150,000	177,492
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%, 6/15/21	150,000	168,031

Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17 (b)	$750,000	$762,188

		2,768,829

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	100,000	114,552
Exelon Generation Co. LLC
5.350%, 1/15/14	100,000	104,265
6.200%, 10/1/17	100,000	118,205
NRG Energy, Inc.
7.625%, 1/15/18	500,000	555,000
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	119,191
PSEG Power LLC
5.125%, 4/15/20	200,000	229,092
Tennessee Valley Authority
5.500%, 7/18/17	550,000	664,796
3.875%, 2/15/21	1,000,000	1,162,151
TransAlta Corp.
4.750%, 1/15/15	100,000	105,663

		3,172,915

Multi-Utilities (0.5%)
Ameren Corp.
8.875%, 5/15/14	100,000	109,537
CenterPoint Energy, Inc.
5.950%, 2/1/17	100,000	115,999
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	100,000	128,802
Series 04-A 4.700%, 2/1/14	2,900,000	3,029,131
Series 08-A 5.850%, 4/1/18	300,000	366,913
Consumers Energy Co.
6.700%, 9/15/19	250,000	326,297
Dominion Resources, Inc.
1.800%, 3/15/14	100,000	101,350
5.150%, 7/15/15	200,000	220,522
8.875%, 1/15/19	200,000	274,398
DTE Energy Co.
7.625%, 5/15/14	100,000	109,071
6.350%, 6/1/16	100,000	115,744
National Grid plc
6.300%, 8/1/16	100,000	115,548
NiSource Finance Corp.
6.400%, 3/15/18	100,000	120,129
5.450%, 9/15/20	100,000	118,199
NSTAR LLC
4.500%, 11/15/19	150,000	169,732
SCANA Corp.
6.250%, 4/1/20	100,000	116,165
Sempra Energy
6.500%, 6/1/16	60,000	70,594
6.150%, 6/15/18	100,000	122,436

		5,730,567

Total Utilities		24,717,720

Total Corporate Bonds		419,961,483

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount		Value (Note 1)

Government Securities (64.4%)
Agency CMO (8.4%)
Federal Home Loan Mortgage Corp.
4.879% 5/19/17		$1,200,000	$1,356,798
Federal National Mortgage Association
4.000% 12/1/39		756,170	809,663
4.000% 8/1/40		691,506	740,425
4.000% 9/1/40		1,382,133	1,479,908
4.000% 9/1/41		773,309	828,014
4.000% 5/1/42		2,000,001	2,141,486
3.000% 1/25/28 TBA		2,000,000	2,111,250
4.000% 1/25/43 TBA		11,000,000	11,789,766
4.500% 1/25/43 TBA		36,000,000	38,891,250
5.000% 1/25/43 TBA		12,000,000	12,998,437
5.000% 2/25/43 TBA		24,000,000	25,996,875

			99,143,872

Foreign Governments (2.3%)
Canadian Government Bond
2.375% 9/10/14		350,000	362,492
0.875% 2/14/17		300,000	301,942
Development Bank of Japan
5.125% 2/1/17		200,000	233,671
Eksportfinans ASA
1.875% 4/2/13		200,000	199,250
0.505% 4/5/13 (l)		100,000	99,500
1.600% 3/20/14	JPY	1,000,000	11,134
3.000% 11/17/14		$200,000	198,750
2.000% 9/15/15		400,000	383,460
2.375% 5/25/16		100,000	95,400
5.500% 5/25/16		100,000	104,250
5.500% 6/26/17		100,000	105,250
Export Development Canada
2.250% 5/28/15		450,000	469,887
1.250% 10/26/16		200,000	205,119
Export-Import Bank of Korea
8.125% 1/21/14		800,000	857,920
4.125% 9/9/15		150,000	160,935
4.000% 1/29/21		600,000	645,900
Federative Republic of Brazil
8.000% 1/15/18		336,111	389,889
5.875% 1/15/19		300,000	371,250
8.875% 10/14/19		100,000	144,750
4.875% 1/22/21		250,000	300,875
FMS Wertmanagement AoeR
1.000% 11/21/17		200,000	199,740
Italy Buoni Poliennali Del Tesoro
4.000% 2/1/37	EUR	100,000	114,977
Japan Finance Corp.
2.500% 1/21/16		$500,000	525,806
2.250% 7/13/16		500,000	523,840
Japan Finance Organization for Municipalities
5.000% 5/16/17		300,000	349,961
4.000% 1/13/21		100,000	115,455
Korea Development Bank
8.000% 1/23/14		250,000	267,600
3.250% 3/9/16		500,000	523,971
Korea Finance Corp.
4.625% 11/16/21		250,000	279,175
Province of British Columbia
2.850% 6/15/15		400,000	422,882
2.000% 10/23/22		150,000	145,925

Province of Manitoba
4.900% 12/6/16		$400,000	$459,467
Province of Nova Scotia
5.125% 1/26/17		250,000	289,866
Province of Ontario
4.100% 6/16/14		500,000	526,591
2.950% 2/5/15		250,000	262,749
1.875% 9/15/15		650,000	672,105
4.950% 11/28/16		550,000	637,007
1.100% 10/25/17		200,000	200,037
1.650% 9/27/19		300,000	299,694
4.000% 10/7/19		600,000	689,041
2.450% 6/29/22		200,000	202,528
Province of Quebec
4.875% 5/5/14		340,000	359,963
4.600% 5/26/15		150,000	164,361
4.625% 5/14/18		200,000	233,721
3.500% 7/29/20		200,000	221,442
Republic of Chile
3.875% 8/5/20		200,000	225,500
Republic of Colombia
8.250% 12/22/14		500,000	571,250
4.375% 7/12/21		350,000	403,375
Republic of Italy
4.500% 1/21/15		500,000	519,772
5.250% 9/20/16		630,000	666,296
Republic of Korea
5.750% 4/16/14		1,750,000	1,861,650
7.125% 4/16/19		1,850,000	2,405,698
Republic of Panama
5.200% 1/30/20		200,000	239,000
Republic of Peru
8.375% 5/3/16		100,000	123,250
7.125% 3/30/19		100,000	130,500
Republic of Poland
5.250% 1/15/14		250,000	261,778
6.375% 7/15/19		500,000	624,930
Republic of South Africa
6.875% 5/27/19		250,000	315,313
5.500% 3/9/20		250,000	297,187
State of Israel
5.125% 3/1/14		120,000	125,400
5.500% 11/9/16		100,000	115,500
5.125% 3/26/19		200,000	233,250
Svensk Exportkredit AB
3.250% 9/16/14		300,000	313,599
5.125% 3/1/17		200,000	232,311
United Kingdom Gilt
1.750% 9/7/22	GBP	1,200,000	1,937,644
United Mexican States
5.625% 1/15/17		$350,000	406,350
3.625% 3/15/22		1,274,000	1,389,934

			27,729,015

Municipal Bonds (2.1%)
City of New York, New York
6.246% 6/1/35		1,200,000	1,428,552
Indianapolis, Indiana Local Public Improvement
5.854% 1/15/30		1,500,000	1,799,775
Metro Wastewater Reclamation District
4.718% 4/1/19		1,000,000	1,166,660

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

New Jersey State Turnpike Authority
7.414% 1/1/40	$1,000,000	$1,475,940
New Jersey Transportation Trust Fund Authority
6.875% 12/15/39	1,000,000	1,149,300
Northern California Power Agency
7.311% 6/1/40	1,000,000	1,277,720
Port Authority of New York & New Jersey
5.647% 11/1/40	700,000	856,842
San Diego County Regional Airport Authority
6.628% 7/1/40	500,000	563,990
State of California
3.950% 11/1/15	400,000	431,272
State of Illinois
4.071% 1/1/14	100,000	102,932
4.421% 1/1/15	100,000	106,015
5.665% 3/1/18	500,000	569,645
State of Illinois Toll Highway Authority
5.293% 1/1/24	3,000,000	3,287,160
Texas State Transportation Commission
5.028% 4/1/26	1,800,000	2,191,320
University of California Medical Center
5.435% 5/15/23	4,700,000	5,520,150
University of Texas
6.276% 8/15/41	2,900,000	3,406,021

		25,333,294

Supranational (1.7%)
African Development Bank
3.000% 5/27/14	500,000	518,682
2.500% 3/15/16	150,000	159,307
Asian Development Bank
2.750% 5/21/14	500,000	516,863
4.250% 10/20/14	250,000	267,523
2.500% 3/15/16	250,000	265,594
5.500% 6/27/16	250,000	292,193
1.875% 10/23/18	250,000	262,109
Corp. Andina de Fomento
3.750% 1/15/16	250,000	264,372
8.125% 6/4/19	250,000	322,212
Council of Europe Development Bank
2.625% 2/16/16	400,000	422,995
European Bank for Reconstruction & Development
1.625% 9/3/15	250,000	257,635
1.375% 10/20/16	250,000	256,261
0.750% 9/1/17	250,000	249,601
European Investment Bank
3.000% 4/8/14	1,000,000	1,033,303
3.125% 6/4/14	750,000	779,176
1.125% 8/15/14	1,000,000	1,011,835
2.875% 1/15/15	500,000	524,667
2.750% 3/23/15	500,000	525,320
4.875% 2/16/16	1,100,000	1,245,839
2.125% 7/15/16	1,000,000	1,050,149
4.875% 1/17/17	550,000	639,227
1.125% 9/15/17	750,000	758,245
1.000% 12/15/17	200,000	200,672
2.875% 9/15/20	500,000	541,162
4.000% 2/16/21	200,000	232,518
Inter-American Development Bank
3.000% 4/22/14	750,000	775,668

5.125% 9/13/16	$280,000	$326,034
1.375% 10/18/16	250,000	257,049
4.250% 9/10/18	500,000	588,915
3.875% 2/14/20	500,000	584,461
International Bank for Reconstruction & Development
1.125% 8/25/14	500,000	506,645
2.375% 5/26/15	500,000	523,535
2.125% 3/15/16	1,000,000	1,050,492
0.875% 4/17/17	500,000	500,919
International Finance Corp.
3.000% 4/22/14	500,000	517,445
2.250% 4/11/16	500,000	527,714
2.125% 11/17/17	250,000	265,981
Nordic Investment Bank
5.000% 2/1/17	250,000	293,143
North American Development Bank
2.400% 10/26/22	150,000	150,452

		19,465,913

U.S. Government Agencies (5.0%)
Federal Farm Credit Bank
1.125% 2/27/14	1,650,000	1,666,510
1.500% 11/16/15	1,000,000	1,030,631
4.875% 1/17/17	700,000	817,309
Federal Home Loan Bank
0.240% 4/22/14	250,000	249,831
5.250% 6/18/14	800,000	857,760
5.500% 8/13/14	850,000	921,339
0.400% 8/28/14	300,000	300,051
1.630% 8/20/15	400,000	412,614
0.500% 11/20/15	250,000	250,766
5.375% 5/18/16	1,000,000	1,163,327
5.625% 6/13/16	1,150,000	1,332,812
4.750% 12/16/16	1,250,000	1,453,843
1.000% 6/21/17	400,000	404,659
1.000% 11/15/17	500,000	501,085
1.050% 11/15/17	250,000	248,754
5.000% 11/17/17	1,250,000	1,499,867
1.875% 3/8/19	500,000	520,657
Federal Home Loan Mortgage Corp.
2.500% 1/7/14	1,690,000	1,728,564
0.550% 1/9/14	300,000	300,024
4.500% 1/15/14	500,000	522,081
1.375% 2/25/14	1,900,000	1,924,151
2.500% 4/23/14	500,000	514,505
5.000% 7/15/14	680,000	729,225
3.000% 7/28/14	350,000	364,880
0.850% 1/9/15	200,000	200,033
0.800% 1/13/15	100,000	100,582
4.500% 1/15/15	1,000,000	1,083,133
2.875% 2/9/15	1,500,000	1,579,929
0.550% 2/27/15	750,000	751,723
0.500% 8/28/15	300,000	300,561
1.750% 9/10/15	750,000	777,219
0.500% 9/25/15	300,000	300,137
4.750% 11/17/15	1,000,000	1,123,546
0.450% 11/24/15	750,000	749,844
0.500% 11/27/15	350,000	350,208
0.850% 2/24/16	500,000	503,049
5.125% 10/18/16	1,000,000	1,169,719
2.250% 1/23/17	200,000	204,189

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

5.000% 4/18/17	$300,000	$354,523
1.000% 6/29/17	500,000	505,461
5.500% 8/23/17	450,000	546,974
1.000% 9/29/17	750,000	756,695
0.750% 1/12/18	1,000,000	994,184
1.750% 5/30/19	1,000,000	1,034,599
2.000% 7/30/19	100,000	101,415
1.250% 8/1/19	500,000	500,281
3.000% 8/8/19	500,000	507,548
1.250% 10/2/19	500,000	498,833
2.375% 1/13/22	1,000,000	1,044,504
Federal National Mortgage Association
1.350% 2/24/14	150,000	151,837
2.750% 3/13/14	750,000	772,298
2.500% 5/15/14	2,500,000	2,576,188
3.000% 9/16/14	1,000,000	1,046,105
2.625% 11/20/14	1,000,000	1,043,243
0.500% 11/21/14	1,000,000	1,000,923
0.550% 2/27/15	300,000	300,936
0.375% 3/25/15	200,000	199,986
0.500% 7/2/15	1,000,000	1,002,804
0.600% 7/24/15	500,000	500,115
2.375% 7/28/15	1,200,000	1,260,566
1.875% 9/9/15	250,000	259,633
0.500% 9/28/15	1,200,000	1,203,492
0.480% 10/9/15	1,250,000	1,251,200
1.875% 10/15/15	100,000	103,968
0.750% 11/24/15	1,250,000	1,251,976
0.375% 12/21/15	500,000	499,170
0.700% 2/22/16	300,000	300,172
5.000% 3/15/16	1,150,000	1,314,767
5.000% 2/13/17	1,000,000	1,175,446
1.250% 2/27/17	100,000	100,159
1.250% 3/6/17	200,000	200,370
1.200% 3/8/17	100,000	100,181
5.000% 5/11/17	1,390,000	1,644,411
5.375% 6/12/17	1,450,000	1,743,591
0.950% 8/23/17	500,000	501,882
0.875% 8/28/17	1,000,000	1,004,236
1.000% 9/27/17	250,000	251,191
0.875% 10/26/17	500,000	501,572
0.900% 11/7/17	300,000	300,236
1.750% 1/30/19	200,000	202,347
1.700% 10/4/19	200,000	200,334
2.200% 10/25/22	75,000	75,163

		59,794,632

U.S. Treasuries (44.9%)
U.S. Treasury Bonds
11.250% 2/15/15	3,930,000	4,838,588
9.250% 2/15/16	3,000,000	3,823,089
7.500% 11/15/16	2,500,000	3,168,537
9.125% 5/15/18	840,000	1,209,003
8.875% 2/15/19	500,000	737,059
8.125% 8/15/19	1,980,000	2,881,485
8.750% 8/15/20	2,880,000	4,458,287
2.000% 1/15/26 TIPS	610,000	932,198
2.375% 1/15/27 TIPS	800,000	1,264,928
1.750% 1/15/28 TIPS	5,100,000	7,289,681
2.500% 1/15/29 TIPS	980,000	1,505,201
3.875% 4/15/29 TIPS	320,000	745,988

U.S. Treasury Notes
0.250% 10/31/13	$10,000,000	$10,006,250
0.250% 11/30/13	8,600,000	8,605,039
1.875% 2/28/14	3,500,000	3,567,334
0.250% 3/31/14	3,000,000	3,001,406
1.750% 3/31/14	5,000,000	5,095,176
0.250% 4/30/14	4,000,000	4,001,719
1.875% 4/30/14	8,000,000	8,175,313
1.000% 5/15/14	3,000,000	3,032,098
4.750% 5/15/14	5,000,000	5,308,535
0.250% 5/31/14	10,000,000	10,004,531
0.250% 6/30/14	4,000,000	4,001,500
2.625% 6/30/14	5,000,000	5,178,476
0.125% 7/31/14	1,500,000	1,497,457
0.500% 8/15/14	4,500,000	4,519,688
4.250% 8/15/14	1,500,000	1,597,154
0.250% 8/31/14	18,200,000	18,204,976
2.375% 8/31/14	9,200,000	9,525,486
0.250% 9/30/14	8,000,000	8,001,875
2.375% 9/30/14	8,000,000	8,296,719
0.500% 10/15/14	8,000,000	8,036,250
0.250% 10/31/14	9,000,000	9,001,898
4.250% 11/15/14	2,700,000	2,900,454
0.250% 11/30/14	2,500,000	2,500,098
0.125% 12/31/14	5,000,000	4,987,696
2.625% 12/31/14	8,500,000	8,901,027
2.250% 1/31/15	5,500,000	5,725,285
0.250% 2/15/15	2,500,000	2,498,848
4.000% 2/15/15	2,410,000	2,599,072
2.375% 2/28/15	5,000,000	5,225,078
2.500% 3/31/15	4,000,000	4,198,781
0.375% 4/15/15	2,000,000	2,003,469
2.500% 4/30/15	9,000,000	9,458,437
4.125% 5/15/15	2,000,000	2,179,781
0.375% 6/15/15	3,000,000	3,004,711
1.875% 6/30/15	8,550,000	8,881,513
0.250% 7/15/15	5,000,000	4,991,446
0.250% 8/15/15	3,100,000	3,094,454
4.250% 8/15/15	2,790,000	3,073,948
0.250% 9/15/15	2,000,000	1,995,687
1.250% 9/30/15	6,450,000	6,610,998
1.250% 10/31/15	5,000,000	5,126,836
0.375% 11/15/15	4,000,000	4,003,656
1.375% 11/30/15	8,150,000	8,389,725
0.250% 12/15/15	3,000,000	2,991,094
4.500% 2/15/16	2,000,000	2,254,172
2.625% 2/29/16	4,000,000	4,280,312
2.375% 3/31/16	3,000,000	3,189,375
5.125% 5/15/16	3,350,000	3,873,437
3.250% 6/30/16	3,000,000	3,290,859
3.125% 10/31/16	5,400,000	5,935,401
0.875% 12/31/16	4,000,000	4,054,875
3.250% 12/31/16	2,350,000	2,602,625
3.125% 1/31/17	2,200,000	2,428,851
4.625% 2/15/17	4,450,000	5,187,031
0.875% 2/28/17	3,500,000	3,546,102
3.000% 2/28/17	4,300,000	4,730,033
1.000% 3/31/17	3,000,000	3,053,672
3.250% 3/31/17	2,400,000	2,668,875
3.125% 4/30/17	1,000,000	1,108,125
4.500% 5/15/17	2,000,000	2,335,891

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

2.750% 5/31/17	$3,000,000	$3,279,867
2.375% 7/31/17	3,000,000	3,235,078
4.750% 8/15/17	2,600,000	3,087,073
0.625% 8/31/17	3,000,000	2,997,305
1.875% 8/31/17	3,500,000	3,696,601
0.625% 9/30/17	11,600,000	11,579,156
1.875% 9/30/17	3,200,000	3,379,000
0.750% 10/31/17	2,500,000	2,508,203
1.875% 10/31/17	2,000,000	2,112,656
0.625% 11/30/17	3,000,000	2,990,133
2.250% 11/30/17	1,150,000	1,236,609
0.750% 12/31/17	2,400,000	2,404,125
2.625% 1/31/18	2,500,000	2,735,957
3.500% 2/15/18	3,250,000	3,700,709
2.625% 4/30/18	3,000,000	3,287,766
2.375% 5/31/18	3,000,000	3,250,172
2.250% 7/31/18	2,000,000	2,154,125
4.000% 8/15/18	1,300,000	1,527,409
1.500% 8/31/18	4,000,000	4,141,312
1.375% 9/30/18	4,500,000	4,625,789
3.750% 11/15/18	5,110,000	5,950,116
1.375% 12/31/18	5,000,000	5,129,649
2.750% 2/15/19	5,600,000	6,200,644
1.500% 3/31/19	6,500,000	6,703,683
1.250% 4/30/19	2,000,000	2,029,969
3.125% 5/15/19	5,650,000	6,398,051
1.000% 6/30/19	5,000,000	4,984,805
0.875% 7/31/19	1,500,000	1,481,355
3.625% 8/15/19	3,900,000	4,541,276
1.000% 8/31/19	5,900,000	5,865,061
1.250% 10/31/19	1,000,000	1,008,172
1.125% 12/31/19	2,000,000	1,994,609
3.625% 2/15/20	6,000,000	7,009,781
3.500% 5/15/20	4,000,000	4,644,000
2.625% 8/15/20	7,850,000	8,620,404
2.625% 11/15/20	6,000,000	6,584,672
3.625% 2/15/21	5,000,000	5,869,062
3.125% 5/15/21	5,000,000	5,670,000
2.125% 8/15/21	5,750,000	6,044,687
2.000% 11/15/21	4,700,000	4,877,976
2.000% 2/15/22	22,400,000	23,164,400
1.750% 5/15/22	2,000,000	2,017,312
1.625% 8/15/22	3,100,000	3,079,608
1.625% 11/15/22	3,800,000	3,758,319

		532,951,310

Total Government Securities		764,418,036

Time Deposit (0.4%)
Financials (0.4%)
Certificates of Deposit (0.4%)
Banco do Brasil S.A.
0.756%, 2/14/14	5,600,000	5,596,595

Total Financials		5,596,595

Total Time Deposits		5,596,595

Total Long-Term Debt Securities (103.2%) (Cost $1,170,204,072)		1,225,196,599

	Number of Shares	Value (Note 1)

PREFERRED STOCK:
Financials (0.2%)
Consumer Finance (0.2%)
Ally Financial, Inc.
7.300%	52,000	$1,299,480
7.350%	26,000	650,780

Total Preferred Stocks (0.2%) (Cost $1,770,600)		1,950,260

COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
Network Communications, Inc. (ADR)*†(b)	310,800	15,540

Total Consumer Discretionary		15,540

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp.*†(b)	1,166	26,235

Total Energy		26,235

Total Common Stocks (0.0%) (Cost $15,540)		41,775

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp., expiring 5/17/17*†(b)	1,803	—

Total Energy		—

Industrials (0.1%)
Marine (0.1%)
Horizon Lines, Inc., expiring 9/27/36*†(b)	14,763,286	885,797

Total Industrials		885,797

Total Warrants (0.1%) (Cost $1,447,432)		885,797

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.1%)
Itau Unibanco Holding S.A.
1.44%, 10/31/13(p)	$400,000	395,181

Commercial Paper (0.1%)
Daimler Finance N.A. LLC
0.81%, 10/15/13(p)(n)	1,500,000	1,490,368

Government Securities (3.1%)
Federal Home Loan Bank
0.01%, 2/4/13(o)(p)	1,400,000	1,399,989
0.09%, 5/8/13(o)(p)	3,100,000	3,099,062
Federal Home Loan Mortgage Corp.
0.05%, 4/3/13(o)(p)	100,000	99,987
0.10%, 5/21/13(o)(p)	12,400,000	12,395,288

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Principal Amount	Value (Note 1)

U.S. Treasury Bills
0.03%, 2/21/13 (p)	$600,000	$599,971
0.03%, 2/28/13 (p)	1,700,000	1,699,913
0.04%, 3/21/13 (p)	100,000	99,991
0.07%, 4/11/13 (p)	200,000	199,962
0.09%, 5/2/13 (p)	3,600,000	3,598,921
0.11%, 5/30/13 #(p)	296,000	295,869
0.13%, 8/22/13 (p)	2,200,000	2,198,122
0.15%, 11/14/13 (p)	11,400,000	11,385,248

Total Government Securities		37,072,323

Total Short-Term Investments (3.3%) (Cost $38,942,361)		38,957,872

Total Investments (106.8%) (Cost $1,212,380,005)		1,267,032,303

Other Assets Less Liabilities (-6.8%)		(80,533,221)

Net Assets (100%)		$1,186,499,082

*	Non-income producing.
†	Securities (totaling $6,554,618 or 0.6% of net assets) at fair value by management
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2012, the market value of these securities amounted to $107,266,419 or 9.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $266,882.
(b)	Illiquid security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2012.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2012, the market value of these securities amounted to $3,133,347 or 0.3% of net assets.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2012.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CMO	— Collateralized Mortgage Obligation
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
PIK	— Payment-in Kind Security
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security

At December 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2012	Unrealized Appreciation/ (Depreciation)
10 Year Australian Bonds	154	March-13	$19,686,411	$19,721,260	$34,849

At December 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit vs. U.S. Dollar, expiring 1/25/13	Citibank N.A.	16,132	$5,266,718	$5,256,112	$10,606
Mexican Peso vs. U.S. Dollar, expiring 4/3/13	JPMorgan Chase Bank	118	9,062	9,039	23

					$10,629

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 1/31/13	Barclays Bank plc	5,593	$5,835,960	$5,795,226	$40,734
Australian Dollar vs. U.S. Dollar, expiring 1/31/13	Barclays Bank plc	221	232,923	228,991	3,932
British Pound vs. U.S. Dollar, expiring 3/12/13	Bank of America	1,221	1,966,168	1,983,038	(16,870)
Chinese Renminbi vs. U.S. Dollar, expiring 2/1/13	JPMorgan Chase Bank	91	14,264	14,553	(289)
European Union Euro vs. U.S. Dollar, expiring 1/22/13	JPMorgan Chase Bank	825	1,010,506	1,089,145	(78,639)
European Union Euro vs. U.S. Dollar, expiring 1/22/13	JPMorgan Chase Bank	2,025	2,623,570	2,673,357	(49,787)
European Union Euro vs. U.S. Dollar, expiring 3/18/13	Westpac Banking Corp.	3,611	4,677,126	4,769,488	(92,362)
European Union Euro vs. U.S. Dollar, expiring 3/25/13	JPMorgan Chase Bank	850	1,103,762	1,122,776	(19,014)
Malaysian Ringgit vs. U.S. Dollar, expiring 1/25/13	Bank of America	16,072	5,236,000	5,247,249	(11,249)

					$(223,544)

					$(212,915)

Options Written:

Options written through the year ended December 31, 2012 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2012	—	$—
Options Written	126	53,142
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(126)	(53,142)
Options Exercised	—	—

Options Outstanding - December 31, 2012	—	$—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$–	$3,482,855	$3,813,357	$7,296,212
Non-Agency CMO	–	26,989,429	–	26,989,429
Common Stocks
Consumer Discretionary	–	–	15,540	15,540
Energy	–	–	26,235	26,235
Convertible Bonds
Energy	–	934,844	–	934,844
Corporate Bonds
Consumer Discretionary	–	35,662,022	831,829	36,493,851
Consumer Staples	–	32,266,830	–	32,266,830
Energy	–	36,262,561	–	36,262,561
Financials	–	148,140,724	–	148,140,724
Health Care	–	39,854,980	–	39,854,980

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$–	$36,359,792	$981,860	$37,341,652
Information Technology	–	23,677,851	–	23,677,851
Materials	–	21,688,796	–	21,688,796
Telecommunication Services	–	19,516,518	–	19,516,518
Utilities	–	24,717,720	–	24,717,720
Forward Currency Contracts	–	55,295	–	55,295
Futures	34,849	–	–	34,849
Government Securities
Agency CMO	–	99,143,872	–	99,143,872
Foreign Governments	–	27,729,015	–	27,729,015
Municipal Bonds	–	25,333,294	–	25,333,294
Supranational	–	19,465,913	–	19,465,913
U.S. Government Agencies	–	59,794,632	–	59,794,632
U.S. Treasuries	–	532,951,310	–	532,951,310
Preferred Stocks
Financials	1,950,260	–	–	1,950,260
Short-Term Investments	–	38,957,872	–	38,957,872
Time Deposits
Financials	–	5,596,595	–	5,596,595
Warrants
Energy	–	–	–	–
Industrials	–	–	885,797	885,797
Total Assets	$1,985,109	$1,258,582,720	$6,554,618	$1,267,122,447

Liabilities:
Forward Currency Contracts	$–	$(268,210)	$–	$(268,210)

Total Liabilities	$–	$(268,210)	$–	$(268,210)

Total	$1,985,109	$1,258,314,510	$6,554,618	$1,266,854,237

There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Bonds-Asset-Backed Securities	Investments in Corporate Bonds-Consumer Discretionary

Balance as of 12/31/11	$3,580,007	$1,427,357
Total gains or losses (realized/unrealized) included in earnings	233,350	(774,658)
Purchases	—	179,130
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/12	$3,813,357	$831,829

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 12/31/12.	$233,350	$(774,658)

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Investments in Corporate Bonds-Industrials	Investments in Common Stocks-Consumer Discretionary

Balance as of 12/31/11	$2,289,376	$15,540
Total gains or losses (realized/unrealized) included in earnings	162,925	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	(1,470,441)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/12	$981,860	$15,540

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 12/31/12.	$(91,740)	$—

	Investments in Common Stocks-Energy†	Investments in Warrants-Energy††

Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	26,235	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/12	$26,235	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 12/31/12.	$26,235	$—

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investments in Warrants-Industrials

Balance as of 12/31/11	$49,569
Total gains or losses (realized/unrealized) included in earnings	(494,400)
Purchases	70,070
Sales	(4)
Issuances	1,260,562
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 12/31/12	$885,797

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 12/31/12.	$(494,403)

†	Security received through corporate action with $0 cost and market value.
††	Security received through a corporate action with $0 cost and market value.

Fair Values of Derivative Instruments as of December 31, 2012:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$34,849	*
Foreign exchange contracts	Receivables	55,295
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$90,144

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(268,210)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(268,210)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$53,238	$778,900	$-	$-	$832,138
Foreign exchange contracts	-	-	712,162	-	712,162
Credit contracts	-	-	-	-	-
Equity contracts	-	-	-	-	-
Commodity contracts	-	-	-	-	-
Other contracts	-	-	-	-	-

Total	$53,238	$778,900	$712,162	$-	$1,544,300

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$-	$(454,411)	$-	$-	$(454,411)
Foreign exchange contracts	-	-	(1,197,929)	-	(1,197,929)
Credit contracts	-	-	-	-	-
Equity contracts	-	-	-	-	-
Commodity contracts	-	-	-	-	-
Other contracts	-	-	-	-	-

Total	$-	$(454,411)	$(1,197,929)	$-	$(1,652,340)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $62,581,000, and futures contracts with an average notional balance of approximately $21,850,000, for the year ended December 31, 2012. The Portfolio held option contracts with an average notional balance of approximately $40,000 for three months during the year ended December 31, 2012.

^ This Portfolio held forward foreign currency, futures and options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Following is the quantitative information about fair value measurements as of December 31, 2012:

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,915,116,700
Long-term U.S. government debt securities	588,188,234

$2,503,304,934

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,380,647,968
Long-term U.S. government debt securities	721,284,469

$3,101,932,437

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,387,638
Aggregate gross unrealized depreciation	(5,320,348)

Net unrealized appreciation	$54,067,290

Federal income tax cost of investments	$1,212,965,013

The Portfolio has a net capital loss carryforward of $518,894,758 of which $11,527,132 expires in the year 2016 and $507,367,626 expires in the year 2017. The Portfolio utilized net capital loss carryforward of $27,045,540 during 2012.

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value (Cost $1,212,380,005)	$1,267,032,303
Cash	8,211,835
Foreign cash (Cost $98,916)	99,343
Cash held as collateral at broker	231,000
Receivable for forward commitments	25,965,000
Receivable for securities sold	13,997,754
Dividends, interest and other receivables	9,697,890
Receivable from Separate Accounts for Trust shares sold	791,232
Due from broker for futures variation margin	122,644
Unrealized appreciation on forward foreign currency contracts	55,295
Other assets	3,170

Total assets	1,326,207,466

LIABILITIES
Payable for forward commitments	117,657,031
Payable for securities purchased	19,516,179
Payable to Separate Accounts for Trust shares redeemed	1,044,980
Investment management fees payable	539,404
Unrealized depreciation on forward foreign currency contracts	268,210
Administrative fees payable	183,593
Distribution fees payable - Class B	156,839
Payable for return of cash collateral on forward commitments	105,000
Distribution fees payable - Class A	44,624
Trustees’ fees payable	25,218
Accrued expenses	167,306

Total liabilities	139,708,384

NET ASSETS	$1,186,499,082

Net assets were comprised of:
Paid in capital	$1,653,607,988
Accumulated undistributed net investment income (loss)	(418,196)
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	(521,170,060)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	54,479,350

Net assets	$1,186,499,082

Class A
Net asset value, offering and redemption price per share, $208,917,481 / 51,735,146 shares outstanding (unlimited amount authorized: $0.001 par value)	$4.04

Class B
Net asset value, offering and redemption price per share, $741,031,109 / 184,359,525 shares outstanding (unlimited amount authorized: $0.001 par value)	$4.02

Class K
Net asset value, offering and redemption price per share, $236,550,492 / 58,576,801 shares outstanding (unlimited amount authorized: $0.001 par value)	$4.04

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Interest (net of $1,852 foreign withholding tax)	$38,791,599
Dividends	95,063

Total income	$38,886,662

EXPENSES
Investment management fees	6,427,800
Administrative fees	1,834,547
Distribution fees - Class B	1,815,779
Distribution fees - Class A	536,887
Custodian fees	154,900
Printing and mailing expenses	132,073
Professional fees	74,895
Trustees’ fees	27,887
Interest expense	5,121
Miscellaneous	133,199

Total expenses	11,143,088

NET INVESTMENT INCOME (LOSS)	27,743,574

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	26,769,781
Futures	778,900
Foreign currency transactions	934,487
Options written	53,238
Securities sold short	(403,867)

Net realized gain (loss)	28,132,539

Change in unrealized appreciation (depreciation) on:
Securities	9,662,793
Futures	(454,411)
Foreign currency translations	(1,169,403)

Net change in unrealized appreciation (depreciation)	8,038,979

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,171,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,915,092

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,743,574	$63,633,870
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	28,132,539	57,005,571
Net change in unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	8,038,979	3,063,715

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	63,915,092	123,703,156

DIVIDENDS:
Dividends from net investment income
Class A	(4,811,257)	(9,518,985)
Class B	(16,973,153)	(27,241,196)
Class K†	(6,028,649)	(31,462,559)

TOTAL DIVIDENDS	(27,813,059)	(68,222,740)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 3,778,448 and 54,866,202 shares, respectively ]	15,254,352	217,514,732
Capital shares issued in reinvestment of dividends [ 1,193,889 and 2,424,161 shares, respectively]	4,811,257	9,518,985
Capital shares repurchased [ (8,607,307) and (447,765,861) shares, respectively ]	(34,806,305)	(1,811,465,807	)(z)

Total Class A transactions	(14,740,696)	(1,584,432,090)

Class B
Capital shares sold [ 26,257,877 and 28,787,494 shares, respectively ]	105,606,174	114,006,482
Capital shares issued in reinvestment of dividends [ 4,231,414 and 6,982,648 shares, respectively ]	16,973,153	27,241,196
Capital shares repurchased [ (27,119,770) and (40,047,128) shares, respectively ]	(109,062,309)	(158,853,959)

Total Class B transactions	13,517,018	(17,606,281)

Class K†
Capital shares sold [ 13,579,832 and 384,241,513 shares, respectively ]	54,566,783	1,557,950,637	(z)
Capital shares issued in reinvestment of dividends [ 1,496,058 and 8,030,348 shares, respectively ]	6,028,649	31,462,559
Capital shares repurchased [ (152,873,264) and (195,897,686) shares, respectively ]	(603,857,711)	(796,189,401)

Total Class K transactions	(543,262,279)	793,223,795

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(544,485,957)	(808,814,576)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(508,383,924)	(753,334,160)
NET ASSETS:
Beginning of year	1,694,883,006	2,448,217,166

End of year (a)	$1,186,499,082	$1,694,883,006

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(418,196)	$(1,786,626)

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Multi-Sector Bond Portfolio exchanged approximately 376,426,249 Class A shares for approximately 376,426,249 Class K shares. This exchange amounted to approximately $1,526,251,253.

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012	2011	2010		2009		2008
Net asset value, beginning of year	$3.92	$3.88	$3.74		$3.56		$5.34

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.11 (e)	0.13	(e)	0.18	(e)	0.44 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.12	0.10	0.12		0.18		(1.72)

Total from investment operations	0.21	0.21	0.25		0.36		(1.28)

Less distributions:
Dividends from net investment income	(0.09)	(0.17)	(0.11)		(0.18)		(0.50)

Net asset value, end of year	$4.04	$3.92	$3.88		$3.74		$3.56

Total return	5.49%	5.35%	6.79%		10.09%		(23.39)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$208,917	$217,288	$1,731,954		$911,802		$682,451
Ratio of expenses to average net assets	0.98%	0.69%	0.70%		0.74%		0.76%
Ratio of net investment income (loss) to average net assets	2.25%	2.67%	3.20%		4.72%		8.81%
Portfolio turnover rate	204%	186%	261%		371%		155%

	Year Ended December 31,
Class B	2012	2011	2010		2009		2008
Net asset value, beginning of year	$3.91	$3.87	$3.72		$3.55		$5.32

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.10 (e)	0.12	(e)	0.17	(e)	0.42 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.11	0.10	0.13		0.17		(1.70)

Total from investment operations	0.20	0.20	0.25		0.34		(1.28)

Less distributions:
Dividends from net investment income	(0.09)	(0.16)	(0.10)		(0.17)		(0.49)

Net asset value, end of year	$4.02	$3.91	$3.87		$3.72		$3.55

Total return	5.23%	5.08%	6.82%		9.53%		(23.55)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$741,031	$706,955	$716,263		$670,375		$623,307
Ratio of expenses to average net assets	0.98%	0.94%	0.95	%(c)	0.99	%(c)	1.01%
Ratio of net investment income (loss) to average net assets	2.25%	2.48%	2.99%		4.62%		8.46%
Portfolio turnover rate	204%	186%	261%		371%		155%

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$3.92	$4.05

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.13	—

Total from investment operations	0.23	0.04

Less distributions:
Dividends from net investment income	(0.11)	(0.17)

Net asset value, end of period	$4.04	$3.92

Total return (b)	5.75%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$236,550	$770,640
Ratio of expenses to average net assets (a)	0.73%	0.69%
Ratio of net investment income (loss) to average net assets (a)	2.53%	2.90%
Portfolio turnover rate	204%	186%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAG ER SMALL CAP GROWTH PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	BlackRock Investment Management, LLC

➢	Lord, Abbett & Co. LLC

➢	Morgan Stanley Investment Management Inc.

➢	NorthPointe Capital, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares**	11.45%	(1.17)%	4.84%
Portfolio – Class B Shares*	11.42	(1.36)	4.74
Portfolio – Class K Shares***	11.72	N/A	9.74
Russell 2000® Growth Index	14.59	3.49	9.80
Volatility Managed Index – Small Cap Growth 2000	15.31	5.21	10.76

*     Date of inception 12/1/98.

**    Date of inception 1/22/08. Returns for Class A shares prior to this period are derived from the historical performance of Class B shares which reflects the effect of 12b-1 fees applicable to Class B shares. Class A shares were not subject to 12b-1 fees prior to January 1, 2012.

***  Date of inception 8/26/11.

      Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 11.45% for the year ended December 31, 2012. The Portfolio’s benchmarks, the Russell 2000® Growth Index returned 14.59%, and the Volatility Managed Index — Small Cap Growth 2000 returned 15.31% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its primary benchmark.

Portfolio Highlights

What helped performance during the year:

•

Stock selection in the Consumer Staples sector was the largest contributor to relative performance, led by Prestige Brands Holdings, a company that manufactures personal care and home cleaning products.

•	An underweight in the Energy sector was beneficial to relative performance. The sector was the worst performer in the benchmark and also the only sector with a negative return.

•	PF Chang’s restaurant chain in the Consumer Discretionary sector was the largest individual contributor to relative performance.

•	Stock selection in Utilities was another driver of positive performance, despite the slightly negative influence of an overweight in the sector.

•

Positions in NetSuite Inc., a cloud-based business management software company, and South Korean company Magnachip Semiconductor added to performance in the Information Technology sector while Bioscrip Inc., a provider of comprehensive pharmaceutical and home care solutions, added to performance in the Health Care sector.

What hurt performance during the year:

•

Stock selection in the Industrials sector was the overwhelming detractor from Portfolio performance for the year. Within the sector, notable individual detractors included Quality Distribution Inc., providers of bulk transportation services, Acacia Research Corp., and Consolidated Graphics, Inc.

•	Stock selection in the Consumer Discretionary and Energy sectors was also detrimental to performance.

•

Other individual holdings detracting from relative performance included Quantum Corp. in Information Technology, Merge Healthcare Inc., Abraxas Petroleum Corp. in Energy and Lynas Corporation in Materials.

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 12/31/12	% of Net Assets
Information Technology	18.0%
Health Care	17.2
Industrials	14.4
Consumer Discretionary	12.9
Financials	5.8
Energy	4.4
Materials	3.6
Consumer Staples	3.3
Utilities	0.9
Telecommunication Services	0.5
Cash and Other	19.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,032.10	$6.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.59	6.60
Class B
Actual	1,000.00	1,032.40	6.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.59	6.60
Class K
Actual	1,000.00	1,033.30	5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.85	5.34

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.30%, 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (1.2%)
Cooper Tire & Rubber Co.	13,472	$341,650
Dana Holding Corp.	3,877	60,520
Dorman Products, Inc.	6,086	215,079
Drew Industries, Inc.	2,301	74,207
Fuel Systems Solutions, Inc.*	787	11,569
Gentherm, Inc.*	348,390	4,633,587
Tenneco, Inc.*	15,192	533,391
Tower International, Inc.*	1,303	10,489

		5,880,492

Automobiles (0.0%)
Winnebago Industries, Inc.*	2,116	36,247

Distributors (0.1%)
Core-Mark Holding Co., Inc.	492	23,296
Pool Corp.	11,774	498,276
Weyco Group, Inc.	149	3,480

		525,052

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	4,513	162,964
Bridgepoint Education, Inc.*	4,393	45,248
Capella Education Co.*	3,064	86,497
Coinstar, Inc.*	7,808	406,094
Collectors Universe	1,341	13,450
Grand Canyon Education, Inc.*	9,965	233,879
Hillenbrand, Inc.	13,686	309,440
K12, Inc.*	6,758	138,134
LifeLock, Inc.*	95,950	780,074
Mac-Gray Corp.	428	5,371
Matthews International Corp., Class A	3,394	108,947
National American University Holdings, Inc.	1,245	4,793
Sotheby’s, Inc.	5,887	197,921
Steiner Leisure Ltd.*	3,862	186,110
Strayer Education, Inc.	3,009	169,016
Universal Technical Institute, Inc.	3,604	36,184

		2,884,122

Hotels, Restaurants & Leisure (3.5%)
AFC Enterprises, Inc.*	6,168	161,170
Ameristar Casinos, Inc.	7,299	191,526
Biglari Holdings, Inc.*	30	11,701
BJ’s Restaurants, Inc.*	6,114	201,151
Bloomin’ Brands, Inc.*	3,133	49,000
Bob Evans Farms, Inc.	1,009	40,562
Boyd Gaming Corp.*	1,050	6,972
Bravo Brio Restaurant Group, Inc.*	4,886	65,619
Buffalo Wild Wings, Inc.*	4,659	339,268
Caesars Entertainment Corp.*	8,345	57,747
Caribou Coffee Co., Inc.*	5,342	86,487
Carrols Restaurant Group, Inc.*	2,633	15,745
CEC Entertainment, Inc.	4,640	154,002
Cheesecake Factory, Inc.	13,532	442,767
Churchill Downs, Inc.	1,083	71,965
Chuy’s Holdings, Inc.*	26,388	589,508
Cracker Barrel Old Country Store, Inc.	4,827	310,183

Del Frisco’s Restaurant Group, Inc.*	853	$13,298
Denny’s Corp.*	19,094	93,179
DineEquity, Inc.*	3,814	255,538
Domino’s Pizza, Inc.	14,559	634,044
Dunkin’ Brands Group, Inc.	52,704	1,748,719
Einstein Noah Restaurant Group, Inc.	1,296	15,824
Fiesta Restaurant Group, Inc.*	373,732	5,725,574
Ignite Restaurant Group, Inc.*	1,681	21,853
Interval Leisure Group, Inc.	9,825	190,507
Jack in the Box, Inc.*	8,924	255,226
Jamba, Inc.*	19,080	42,739
Life Time Fitness, Inc.*	9,951	489,689
Morgans Hotel Group Co.*	2,681	14,853
MTR Gaming Group, Inc.*	5,712	23,819
Multimedia Games Holding Co., Inc.*	6,924	101,852
Nathan’s Famous, Inc.*	667	22,478
Papa John’s International, Inc.*	4,481	246,186
Pinnacle Entertainment, Inc.*	923	14,611
Premier Exhibitions, Inc.*	6,460	17,507
Red Robin Gourmet Burgers, Inc.*	1,668	58,864
Ruth’s Hospitality Group, Inc.*	8,902	64,717
Scientific Games Corp., Class A*	1,907	16,534
SHFL Entertainment, Inc.*	13,908	201,666
Six Flags Entertainment Corp.	9,968	610,042
Sonic Corp.*	11,362	118,278
Texas Roadhouse, Inc.	15,608	262,214
Town Sports International Holdings, Inc.	5,855	62,356
Vail Resorts, Inc.	63,663	3,443,532

		17,561,072

Household Durables (0.7%)
American Greetings Corp., Class A	627	10,590
Blyth, Inc.	2,628	40,865
Brookfield Incorporacoes S.A.	318,022	544,010
Cavco Industries, Inc.*	1,568	78,369
Ethan Allen Interiors, Inc.	5,309	136,494
iRobot Corp.*	58,067	1,088,176
La-Z-Boy, Inc.	3,862	54,647
Libbey, Inc.*	5,243	101,452
Meritage Homes Corp.*	1,832	68,425
Ryland Group, Inc.	6,387	233,126
Skullcandy, Inc.*	4,088	31,846
SodaStream International Ltd.*	27,049	1,214,230
Zagg, Inc.*	6,447	47,450

		3,649,680

Internet & Catalog Retail (1.5%)
Blue Nile, Inc.*	81,767	3,148,030
CafePress, Inc.*	1,159	6,687
Geeknet, Inc.*	1,098	17,678
Groupon, Inc.*	252,907	1,234,186
HSN, Inc.	8,932	491,975
Kayak Software Corp.*	624	24,785
MakeMyTrip Ltd.*	94,533	1,175,991
Nutrisystem, Inc.	7,200	58,968
Ocado Group plc*	597,640	846,248

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Orbitz Worldwide, Inc.*	5,799	$15,773
Overstock.com, Inc.*	3,006	43,016
Peixe Urbano, Inc. (ADR)*†(b)	10,195	41,249
PetMed Express, Inc.	5,070	56,277
Shutterfly, Inc.*	2,280	68,104
U.S. Auto Parts Network, Inc.*	3,803	6,959
Vitacost.com, Inc.*	5,563	37,717

		7,273,643

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	3,200	106,848
Brunswick Corp.	22,414	652,023
LeapFrog Enterprises, Inc.*	12,775	110,248
Marine Products Corp.	1,697	9,707
Smith & Wesson Holding Corp.*	16,421	138,593
Sturm Ruger & Co., Inc.	4,852	220,281

		1,237,700

Media (1.2%)
Aimia, Inc.	4,353	65,074
Arbitron, Inc.	6,682	311,916
Belo Corp., Class A	8,759	67,181
Carmike Cinemas, Inc.*	1,432	21,480
Crown Media Holdings, Inc., Class A*	1,466	2,712
Global Sources Ltd.*	742	4,808
Legendary Pictures, Inc. (ADR)*†(b)	577	908,892
Lions Gate Entertainment Corp.*	21,187	347,467
MDC Partners, Inc., Class A	2,481	28,035
Morningstar, Inc.	30,964	1,945,468
National CineMedia, Inc.	4,785	67,612
Nexstar Broadcasting Group, Inc., Class A*	535	5,666
Outdoor Channel Holdings, Inc.	1,103	8,383
Pandora Media, Inc.*	73,565	675,327
ReachLocal, Inc.*	2,541	32,804
Rentrak Corp.*	1,430	27,871
Shutterstock, Inc.*	39,853	1,036,178
Sinclair Broadcast Group, Inc., Class A	937	11,825
Valassis Communications, Inc.	6,092	157,052
Value Line, Inc.	392	3,516
World Wrestling Entertainment, Inc., Class A	6,185	48,800

		5,778,067

Multiline Retail (0.0%)
Gordmans Stores, Inc.*	2,141	32,158

Specialty Retail (2.7%)
Aeropostale, Inc.*	20,324	264,415
America’s Car-Mart, Inc.*	2,020	81,850
ANN, Inc.*	12,265	415,048
Asbury Automotive Group, Inc.*	25,392	813,306
Barnes & Noble, Inc.*	608	9,175
bebe stores, Inc.	896	3,575
Body Central Corp.*	4,087	40,707
Buckle, Inc.	6,948	310,159
Cabela’s, Inc.*	10,641	444,262
Cato Corp., Class A	6,855	188,033
Children’s Place Retail Stores, Inc.*	2,320	102,753

Christopher & Banks Corp.*	358,930	$1,956,168
Citi Trends, Inc.*	50,938	700,907
Conn’s, Inc.*	323	9,910
Destination Maternity Corp.	1,495	32,232
Express, Inc.*	22,414	338,227
Finish Line, Inc., Class A	4,875	92,284
Five Below, Inc.*	32,932	1,055,141
Francesca’s Holdings Corp.*	8,624	223,879
Genesco, Inc.*	6,143	337,865
hhgregg, Inc.*	287	2,015
Hibbett Sports, Inc.*	6,626	349,190
Hot Topic, Inc.	10,667	102,937
Jos. A. Bank Clothiers, Inc.*	6,474	275,663
Lithia Motors, Inc., Class A	24,701	924,311
Lumber Liquidators Holdings, Inc.*	18,692	987,498
Mattress Firm Holding Corp.*	2,783	68,267
Men’s Wearhouse, Inc.	2,694	83,945
Monro Muffler Brake, Inc.	7,688	268,849
New York & Co., Inc.*	4,250	16,192
Penske Automotive Group, Inc.	2,775	83,500
Pier 1 Imports, Inc.	24,416	488,320
Restoration Hardware Holdings, Inc.*	205	6,915
rue21, Inc.*	3,914	111,118
Select Comfort Corp.*	14,243	372,739
Systemax, Inc.	222	2,142
Teavana Holdings, Inc.*	2,215	34,332
Tile Shop Holdings, Inc.*	39,402	663,136
Tilly’s, Inc., Class A*	42,138	568,442
Vitamin Shoppe, Inc.*	7,392	424,005
Winmark Corp.	563	32,091
Zumiez, Inc.*	5,542	107,570

		13,393,073

Textiles, Apparel & Luxury Goods (1.1%)
Cherokee, Inc.	1,790	24,541
Crocs, Inc.*	22,509	323,905
Fifth & Pacific Cos., Inc.*	1,564	19,472
G-III Apparel Group Ltd.*	13,520	462,790
Maidenform Brands, Inc.*	4,264	83,105
Movado Group, Inc.	323	9,910
Oxford Industries, Inc.	3,554	164,763
Perry Ellis International, Inc.	126,405	2,515,459
R.G. Barry Corp.	2,003	28,382
Steven Madden Ltd.*	9,858	416,698
True Religion Apparel, Inc.	6,532	166,043
Tumi Holdings, Inc.*	5,468	114,008
Vera Bradley, Inc.*	5,126	128,663
Warnaco Group, Inc.*	9,033	646,492
Wolverine World Wide, Inc.	12,241	501,636

		5,605,867

Total Consumer Discretionary		63,857,173

Consumer Staples (3.3%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A*	25,053	3,368,376
Coca-Cola Bottling Co. Consolidated	1,163	77,339
Craft Brew Alliance, Inc.*	1,285	8,327
National Beverage Corp.	2,768	40,385

		3,494,427

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Food & Staples Retailing (0.5%)
Arden Group, Inc., Class A	177	$15,925
Casey’s General Stores, Inc.	9,536	506,362
Chefs’ Warehouse, Inc.*	2,785	44,031
Harris Teeter Supermarkets, Inc.	1,554	59,922
Natural Grocers by Vitamin Cottage, Inc.*	29,455	562,296
Pantry, Inc.*	413	5,010
Pricesmart, Inc.	4,561	351,425
Rite Aid Corp.*	14,491	19,708
Roundy’s, Inc.	5,063	22,530
SUPERVALU, Inc.	40,752	100,657
Susser Holdings Corp.*	1,202	41,457
United Natural Foods, Inc.*	12,249	656,424

		2,385,747

Food Products (1.0%)
Alico, Inc.	378	13,846
Annie’s, Inc.*	18,414	615,580
B&G Foods, Inc.	13,061	369,757
Calavo Growers, Inc.	3,020	76,134
Cal-Maine Foods, Inc.	3,147	126,572
Darling International, Inc.*	9,069	145,467
Hain Celestial Group, Inc.*	9,259	502,023
Inventure Foods, Inc.*	3,290	21,352
J&J Snack Foods Corp.	3,753	239,967
Lancaster Colony Corp.	4,624	319,935
Lifeway Foods, Inc.	1,112	9,719
Limoneira Co.	2,195	42,561
Pilgrim’s Pride Corp.*	12,318	89,305
Post Holdings, Inc.*	4,601	157,584
Sanderson Farms, Inc.	5,741	272,985
Smart Balance, Inc.*	88,131	1,136,890
Snyders-Lance, Inc.	9,933	239,485
Tootsie Roll Industries, Inc.	5,598	145,100
TreeHouse Foods, Inc.*	6,056	315,699
Westway Group, Inc.*	575	3,835

		4,843,796

Household Products (0.1%)
Central Garden & Pet Co., Class A*	1,438	15,027
Orchids Paper Products Co.	689	13,931
Spectrum Brands Holdings, Inc.	4,858	218,270
WD-40 Co.	3,916	184,483

		431,711

Personal Products (1.0%)
Elizabeth Arden, Inc.*	5,348	240,714
Female Health Co.	4,721	33,897
Inter Parfums, Inc.	2,982	58,030
Medifast, Inc.*	3,498	92,312
Nature’s Sunshine Products, Inc.	1,758	25,456
Prestige Brands Holdings, Inc.*	222,105	4,448,763
Star Scientific, Inc.*	36,899	98,889
Synutra International, Inc.*	4,399	20,367
USANA Health Sciences, Inc.*	1,514	49,856

		5,068,284

Tobacco (0.0%)
Vector Group Ltd.	10,343	153,801

Total Consumer Staples		16,377,766

Energy (4.4%)
Energy Equipment & Services (0.8%)
C&J Energy Services, Inc.*	3,462	$74,225
Dril-Quip, Inc.*	10,084	736,636
Forum Energy Technologies, Inc.*	5,612	138,897
Geospace Technologies Corp.*	14,136	1,256,266
Global Geophysical Services, Inc.*	55,259	212,747
Gulfmark Offshore, Inc., Class A	1,470	50,642
Heckmann Corp.*	2,399	9,668
ION Geophysical Corp.*	32,851	213,860
Lufkin Industries, Inc.	8,410	488,873
Matrix Service Co.*	800	9,200
Mitcham Industries, Inc.*	2,042	27,833
PHI, Inc. (Non-Voting)*	254	8,507
Pioneer Energy Services Corp.*	3,270	23,740
RigNet, Inc.*	45,702	933,692
TGC Industries, Inc.	3,679	30,131
Willbros Group, Inc.*	2,415	12,944

		4,227,861

Oil, Gas & Consumable Fuels (3.6%)
Abraxas Petroleum Corp.*	1,787,474	3,914,568
Alon USA Energy, Inc.	1,825	33,014
Apco Oil and Gas International, Inc.	2,285	28,128
Approach Resources, Inc.*	8,261	206,608
Berry Petroleum Co., Class A	13,127	440,411
Bonanza Creek Energy, Inc.*	398	11,060
BPZ Resources, Inc.*	7,982	25,143
Carrizo Oil & Gas, Inc.*	8,433	176,418
Ceres, Inc.*	1,501	6,815
Clayton Williams Energy, Inc.*	145	5,800
Clean Energy Fuels Corp.*	16,731	208,301
Contango Oil & Gas Co.	2,968	125,725
Crosstex Energy, Inc.	9,461	135,671
CVR Energy, Inc.*	2,787	135,978
Diamondback Energy, Inc.*	1,503	28,737
Endeavour International Corp.*	10,838	56,141
Energy XXI Bermuda Ltd.	14,405	463,697
Evolution Petroleum Corp.*	3,995	32,479
FX Energy, Inc.*	13,581	55,818
GasLog Ltd.	81,427	1,012,138
Gevo, Inc.*	7,274	11,202
Goodrich Petroleum Corp.*	6,478	60,375
Gulfport Energy Corp.*	21,447	819,704
Halcon Resources Corp.*	76,235	527,546
Harvest Natural Resources, Inc.*	663	6,013
Isramco, Inc.*	266	27,661
KiOR, Inc., Class A*	6,678	42,806
Kodiak Oil & Gas Corp.*	66,251	586,321
Magnum Hunter Resources Corp.*	1,088,796	4,344,296
Matador Resources Co.*	2,964	24,305
Midstates Petroleum Co., Inc.*	2,781	19,161
Northern Oil and Gas, Inc.*	15,765	265,167
Oasis Petroleum, Inc.*	70,498	2,241,836
Panhandle Oil and Gas, Inc., Class A	1,739	49,092
Renewable Energy Group, Inc.*	452	2,649
Rentech, Inc.	38,833	102,131

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

REX American Resources Corp.*	185	$3,569
Rosetta Resources, Inc.*	13,275	602,154
Sanchez Energy Corp.*	2,934	52,812
Saratoga Resources, Inc.*	5,140	18,196
Solazyme, Inc.*	8,284	65,112
Targa Resources Corp.	7,180	379,391
Uranerz Energy Corp.*	16,403	22,800
Uranium Energy Corp.*	10,174	26,046
VAALCO Energy, Inc.*	14,638	126,619
W&T Offshore, Inc.	647	10,371
Warren Resources, Inc.*	3,019	8,483
Western Refining, Inc.	8,435	237,783
ZaZa Energy Corp.*	2,889	5,923

		17,792,174

Total Energy		22,020,035

Financials (5.8%)
Capital Markets (1.5%)
BGC Partners, Inc., Class A	24,911	86,192
CETIP S.A.	55,828	696,842
Cohen & Steers, Inc.	4,674	142,417
Diamond Hill Investment Group, Inc.	700	47,502
Duff & Phelps Corp., Class A	2,198	34,333
Epoch Holding Corp.	4,034	112,549
Evercore Partners, Inc., Class A	675	20,378
Financial Engines, Inc.*	83,835	2,326,421
GAMCO Investors, Inc., Class A	1,629	86,451
Greenhill & Co., Inc.	52,417	2,725,160
HFF, Inc., Class A	6,980	104,002
ICG Group, Inc.*	684	7,818
Ladenburg Thalmann Financial Services, Inc.*	26,994	37,792
Main Street Capital Corp.	617	18,825
Piper Jaffray Cos., Inc.*	14,912	479,122
Pzena Investment Management, Inc., Class A	1,525	8,235
Stellus Capital Investment Corp.	367	6,011
Stifel Financial Corp.*	6,540	209,084
Virtus Investment Partners, Inc.*	812	98,203
Westwood Holdings Group, Inc.	1,680	68,712
WisdomTree Investments, Inc.*	14,841	90,827

		7,406,876

Commercial Banks (0.4%)
Arrow Financial Corp.	141	3,518
Bank of the Ozarks, Inc.	5,405	180,905
Bridge Capital Holdings*	667	10,379
Eagle Bancorp, Inc.*	232	4,633
FNB United Corp.*	1,885	21,866
Home BancShares, Inc./Arkansas	18,024	595,153
Investors Bancorp, Inc.	1,931	34,333
Penns Woods Bancorp, Inc.	90	3,367
Texas Capital Bancshares, Inc.*	8,717	390,696
Westamerica Bancorp	3,900	166,101
Western Alliance Bancorp*	73,578	774,776

		2,185,727

Consumer Finance (1.2%)
Cash America International, Inc.	3,094	122,739
Credit Acceptance Corp.*	1,990	202,343

DFC Global Corp.*	154,003	$2,850,596
Encore Capital Group, Inc.*	21,720	665,066
EZCORP, Inc., Class A*	8,102	160,906
First Cash Financial Services, Inc.*	7,141	354,337
Green Dot Corp., Class A*	6,072	74,078
Netspend Holdings, Inc.*	87,018	1,028,553
Portfolio Recovery Associates, Inc.*	4,283	457,681
Regional Management Corp.*	1,213	20,075
World Acceptance Corp.*	2,559	190,799

		6,127,173

Diversified Financial Services (0.2%)
MarketAxess Holdings, Inc.	9,121	321,971
MicroFinancial, Inc.	769	5,598
PICO Holdings, Inc.*	18,443	373,840

		701,409

Insurance (0.8%)
American Safety Insurance Holdings Ltd.*	262	4,957
Amtrust Financial Services, Inc.	1,081	31,014
Donegal Group, Inc., Class A	248	3,482
eHealth, Inc.*	37,711	1,036,298
First American Financial Corp.	2,518	60,659
Greenlight Capital Reinsurance Ltd., Class A*	92,910	2,144,363
Hallmark Financial Services*	357	3,352
Hilltop Holdings, Inc.*	45,394	614,635
Homeowners Choice, Inc.	398	8,275
Meadowbrook Insurance Group, Inc.	1,039	6,005
Montpelier Reinsurance Holdings Ltd.	1,691	38,656
Navigators Group, Inc.*	1,098	56,075
State Auto Financial Corp.	651	9,726
Tower Group, Inc.	4,790	85,118
Universal Insurance Holdings, Inc.	965	4,227

		4,106,842

Real Estate Investment Trusts (REITs) (1.1%)
Acadia Realty Trust (REIT)	12,696	318,416
Alexander’s, Inc. (REIT)	527	174,332
AmREIT, Inc. (REIT), Class B	207	3,550
Apollo Residential Mortgage, Inc. (REIT)	625	12,619
Associated Estates Realty Corp. (REIT)	5,506	88,757
Coresite Realty Corp. (REIT)	2,591	71,667
DuPont Fabros Technology, Inc. (REIT)	7,369	178,035
EastGroup Properties, Inc. (REIT)	6,657	358,213
FelCor Lodging Trust, Inc. (REIT)*	18,859	88,072
Glimcher Realty Trust (REIT)	31,350	347,672
Gyrodyne Co. of America, Inc. (REIT)	291	20,969
Highwoods Properties, Inc. (REIT)	15,140	506,433

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Inland Real Estate Corp. (REIT)	8,085	$67,752
JAVELIN Mortgage Investment Corp. (REIT)	188	3,589
LTC Properties, Inc. (REIT)	1,613	56,761
Monmouth Real Estate Investment Corp. (REIT), Class A	4,731	49,013
National Health Investors, Inc. (REIT)	6,182	349,468
Omega Healthcare Investors, Inc. (REIT)	28,145	671,258
Potlatch Corp. (REIT)	6,328	247,994
PS Business Parks, Inc. (REIT)	3,805	247,249
Ryman Hospitality Properties (REIT)	4,734	182,070
Saul Centers, Inc. (REIT)	1,889	80,830
Sovran Self Storage, Inc. (REIT)	6,621	411,164
Spirit Realty Capital, Inc. (REIT)	1,486	26,421
Strategic Hotels & Resorts, Inc. (REIT)*	38,966	249,382
Sun Communities, Inc. (REIT)	7,458	297,500
UMH Properties, Inc. (REIT)	730	7,541
Universal Health Realty Income Trust (REIT)	1,843	93,274
Urstadt Biddle Properties, Inc. (REIT), Class A	4,417	86,927
Washington Real Estate Investment Trust (REIT)	5,092	133,156

		5,430,084

Real Estate Management & Development (0.1%)
Tejon Ranch Co.*	3,302	92,720
Zillow, Inc., Class A*	21,180	587,745

		680,465

Thrifts & Mortgage Finance (0.5%)
Beneficial Mutual Bancorp, Inc.*	1,036	9,842
BofI Holding, Inc.*	169	4,710
Clifton Savings Bancorp, Inc.	235	2,648
First Federal Bancshares of Arkansas, Inc.*	460	4,485
Heritage Financial Group, Inc.	272	3,751
Home Loan Servicing Solutions Ltd.	63,991	1,209,430
Meridian Interstate Bancorp, Inc.*	258	4,329
Nationstar Mortgage Holdings, Inc.*	4,851	150,284
Ocwen Financial Corp.*	1,629	56,347
Oritani Financial Corp.	4,012	61,464
Tree.com, Inc.	928	16,732
ViewPoint Financial Group, Inc.	32,834	687,544

		2,211,566

Total Financials		28,850,142

Health Care (17.2%)
Biotechnology (4.5%)
Abcam plc	165,548	1,039,661
Achillion Pharmaceuticals, Inc.*	125,598	1,007,296
Acorda Therapeutics, Inc.*	10,147	252,254
Aegerion Pharmaceuticals, Inc.*	43,371	1,101,190
Affymax, Inc.*	9,146	173,774

Agenus, Inc.*	3,509	$14,387
Alkermes plc*	30,665	567,916
Alnylam Pharmaceuticals, Inc.*	11,731	214,091
AMAG Pharmaceuticals, Inc.*	4,290	63,106
Amicus Therapeutics, Inc.*	7,644	20,486
Anacor Pharmaceuticals, Inc.*	3,648	18,970
Arena Pharmaceuticals, Inc.*	48,221	434,953
ArQule, Inc.*	14,761	41,183
Array BioPharma, Inc.*	172,565	641,942
AVEO Pharmaceuticals, Inc.*	9,085	73,134
BioCryst Pharmaceuticals, Inc.*	12,443	17,669
Biospecifics Technologies Corp.*	1,241	18,553
Biotime, Inc.*	7,684	24,128
Celldex Therapeutics, Inc.*	161,621	1,084,477
Cepheid, Inc.*	16,462	556,580
ChemoCentryx, Inc.*	1,358	14,856
Clovis Oncology, Inc.*	3,456	55,296
Coronado Biosciences, Inc.*	4,264	19,231
Cubist Pharmaceuticals, Inc.*	15,896	668,586
Curis, Inc.*	15,420	52,891
Cytori Therapeutics, Inc.*	12,178	34,342
Dendreon Corp.*	38,997	205,904
Discovery Laboratories, Inc.*	10,992	23,193
Durata Therapeutics, Inc.*	1,602	12,239
Dyax Corp.*	25,009	87,031
Dynavax Technologies Corp.*	38,959	111,423
Emergent Biosolutions, Inc.*	1,342	21,526
Exact Sciences Corp.*	15,743	166,718
Exelixis, Inc.*	45,998	210,211
Genomic Health, Inc.*	9,468	258,098
GTx, Inc.*	5,795	24,339
Halozyme Therapeutics, Inc.*	22,714	152,411
Hyperion Therapeutics, Inc.*	693	7,817
Idenix Pharmaceuticals, Inc.*	19,573	94,929
ImmunoCellular Therapeutics Ltd.*	11,959	22,961
Immunogen, Inc.*	16,484	210,171
Immunomedics, Inc.*	16,861	49,234
Infinity Pharmaceuticals, Inc.*	36,468	1,276,380
Intercept Pharmaceuticals, Inc.*	863	29,549
InterMune, Inc.*	9,261	89,739
Ironwood Pharmaceuticals, Inc.*	117,318	1,301,057
Isis Pharmaceuticals, Inc.*	25,362	265,286
Keryx Biopharmaceuticals, Inc.*	17,293	45,308
KYTHERA Biopharmaceuticals, Inc.*	906	27,488
Lexicon Pharmaceuticals, Inc.*	21,555	47,852
Ligand Pharmaceuticals, Inc., Class B*	4,421	91,692
MannKind Corp.*	28,594	66,052
Merrimack Pharmaceuticals, Inc.*	3,823	23,282
Momenta Pharmaceuticals, Inc.*	4,583	53,988
Neurocrine Biosciences, Inc.*	16,780	125,514
NewLink Genetics Corp.*	3,204	40,050
Novavax, Inc.*	31,143	58,860
NPS Pharmaceuticals, Inc.*	14,532	132,241
OncoGenex Pharmaceutical, Inc.*	3,625	47,560
Oncothyreon, Inc.*	14,469	27,780
Opko Health, Inc.*	27,266	131,149
Orexigen Therapeutics, Inc.*	17,878	94,217
Osiris Therapeutics, Inc.*	4,292	38,542
PDL BioPharma, Inc.	30,535	215,272

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Pharmacyclics, Inc.*	13,611	$788,077
Progenics Pharmaceuticals, Inc.*	9,160	27,297
Puma Biotechnology, Inc.*	19,841	372,019
Raptor Pharmaceutical Corp.*	12,528	73,289
Regulus Therapeutics, Inc.*	1,670	10,521
Repligen Corp.*	606,262	3,813,388
Rigel Pharmaceuticals, Inc.*	17,182	111,683
Sangamo BioSciences, Inc.*	13,585	81,646
Sarepta Therapeutics, Inc.	45,792	1,181,434
Seattle Genetics, Inc.*	23,846	553,227
SIGA Technologies, Inc.*	8,747	22,917
Spectrum Pharmaceuticals, Inc.	15,067	168,600
Sunesis Pharmaceuticals, Inc.*	7,468	31,366
Synageva BioPharma Corp.*	2,626	121,558
Synergy Pharmaceuticals, Inc.*	10,375	54,572
Synta Pharmaceuticals Corp.*	9,758	88,017
Tesaro, Inc.*	881	14,933
Theravance, Inc.*	15,091	336,077
Threshold Pharmaceuticals, Inc.*	11,388	47,943
Trius Therapeutics, Inc.*	6,268	29,961
Vanda Pharmaceuticals, Inc.*	6,800	25,160
Verastem, Inc.*	1,580	13,888
Vical, Inc.*	17,451	50,782
XOMA Corp.*	17,836	42,717
ZIOPHARM Oncology, Inc.*	16,565	68,910

		22,227,997

Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.	5,494	203,827
ABIOMED, Inc.*	8,463	113,912
Accuray, Inc.*	18,050	116,062
Align Technology, Inc.*	18,035	500,471
Analogic Corp.	3,103	230,553
Anika Therapeutics, Inc.*	2,966	29,482
Antares Pharma, Inc.*	26,135	99,574
ArthroCare Corp.*	5,797	200,518
AtriCure, Inc.*	3,528	24,343
Atrion Corp.	395	77,420
Cantel Medical Corp.	5,354	159,174
Cardiovascular Systems, Inc.*	4,246	53,287
Cerus Corp.*	12,516	39,551
Conceptus, Inc.*	59,540	1,250,935
Cyberonics, Inc.*	6,886	361,722
Cynosure, Inc., Class A*	1,411	34,019
DexCom, Inc.*	102,459	1,394,467
Endologix, Inc.*	54,178	771,495
EnteroMedics, Inc.*	6,388	17,886
Exactech, Inc.*	510	8,645
GenMark Diagnostics, Inc.*	82,973	746,757
Globus Medical, Inc., Class A*	1,489	15,620
Haemonetics Corp.*	12,644	516,381
Hansen Medical, Inc.*	14,555	30,274
HeartWare International, Inc.*	3,578	300,373
ICU Medical, Inc.*	2,873	175,052
Insulet Corp.*	42,680	905,670
Integra LifeSciences Holdings Corp.*	2,829	110,246
MAKO Surgical Corp.*	9,633	123,977
Masimo Corp.	12,427	261,091
Meridian Bioscience, Inc.	10,444	211,491
Merit Medical Systems, Inc.*	638	8,868
Natus Medical, Inc.*	4,564	51,026

Navidea Biopharmaceuticals, Inc.*	24,797	$70,176
Neogen Corp.*	5,892	267,025
Novadaq Technologies, Inc.*	87,100	773,448
NuVasive, Inc.*	2,709	41,881
NxStage Medical, Inc.*	12,772	143,685
OraSure Technologies, Inc.*	13,776	98,912
Orthofix International N.V.*	3,798	149,375
PhotoMedex, Inc.*	2,794	40,541
Quidel Corp.*	7,111	132,762
Rochester Medical Corp.*	2,323	23,416
Rockwell Medical Technologies, Inc.*	5,024	40,443
RTI Biologics, Inc.*	878	3,749
Spectranetics Corp.*	72,024	1,063,795
STAAR Surgical Co.*	9,184	56,022
STERIS Corp.	10,609	368,451
SurModics, Inc.*	43,993	983,684
Symmetry Medical, Inc.*	2,871	30,203
Tornier N.V.*	2,674	44,896
Unilife Corp.*	19,841	45,039
Utah Medical Products, Inc.	817	29,453
Vascular Solutions, Inc.*	74,457	1,176,421
Volcano Corp.*	13,306	314,155
West Pharmaceutical Services, Inc.	5,473	299,647
Young Innovations, Inc.	630	24,828
Zeltiq Aesthetics, Inc.*	38,634	178,875

		15,545,051

Health Care Providers & Services (3.5%)
Acadia Healthcare Co., Inc.*	156,315	3,646,829
Accretive Health, Inc.*	14,266	164,915
Air Methods Corp.	124,746	4,601,880
AMN Healthcare Services, Inc.*	6,003	69,335
Amsurg Corp.*	2,606	78,206
Bio-Reference Labs, Inc.*	6,120	175,583
BioScrip, Inc.*	3,054	32,892
Capital Senior Living Corp.*	6,128	114,532
Centene Corp.*	12,918	529,638
Chemed Corp.	4,798	329,095
Corvel Corp.*	1,562	70,024
Emeritus Corp.*	7,618	188,317
Ensign Group, Inc.	2,744	74,609
ExamWorks Group, Inc.*	1,425	19,936
HealthSouth Corp.*	20,169	425,768
HMS Holdings Corp.*	131,605	3,411,202
IPC The Hospitalist Co., Inc.*	16,901	671,139
Landauer, Inc.	2,410	147,516
LCA-Vision, Inc.*	50,005	142,514
LHC Group, Inc.*	257	5,474
Magellan Health Services, Inc.*	349	17,101
Molina Healthcare, Inc.*	625	16,912
MWI Veterinary Supply, Inc.*	8,812	969,320
National Research Corp.	635	34,417
Owens & Minor, Inc.	13,497	384,799
PDI, Inc.*	418	3,177
Providence Service Corp.*	844	14,340
PSS World Medical, Inc.*	12,511	361,318
Skilled Healthcare Group, Inc., Class A*	4,508	28,716
Sunrise Senior Living, Inc.*	11,849	170,389

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Team Health Holdings, Inc.*	7,186	$206,741
U.S. Physical Therapy, Inc.	2,993	82,427
Vanguard Health Systems, Inc.*	6,930	84,892
WellCare Health Plans, Inc.*	5,209	253,626

		17,527,579

Health Care Technology (2.2%)
athenahealth, Inc.*	71,373	5,242,347
Computer Programs & Systems, Inc.	2,829	142,412
Epocrates, Inc.*	4,410	38,896
Greenway Medical Technologies*	51,659	793,482
HealthStream, Inc.*	4,943	120,164
MedAssets, Inc.*	4,951	83,028
Medidata Solutions, Inc.*	5,547	217,387
Merge Healthcare, Inc.*	1,168,418	2,885,992
Omnicell, Inc.*	1,023	15,212
Quality Systems, Inc.	10,032	174,156
Vocera Communications, Inc.*	43,795	1,099,255

		10,812,331

Life Sciences Tools & Services (1.1%)
BG Medicine, Inc.*	2,721	6,285
Cambrex Corp.*	3,874	44,086
Fluidigm Corp.*	57,101	817,115
Furiex Pharmaceuticals, Inc.*	1,866	35,939
Harvard Bioscience, Inc.*	464	2,032
Luminex Corp.*	10,547	176,768
PAREXEL International Corp.*	14,988	443,495
Sequenom, Inc.*	22,123	104,421
Techne Corp.	53,514	3,657,147

		5,287,288

Pharmaceuticals (2.8%)
Acura Pharmaceuticals, Inc.*	2,502	5,554
Akorn, Inc.*	262,978	3,513,386
Ampio Pharmaceuticals, Inc.*	5,906	21,203
Auxilium Pharmaceuticals, Inc.*	12,257	227,122
AVANIR Pharmaceuticals, Inc., Class A*	31,615	83,147
BioDelivery Sciences International, Inc.*	6,313	27,209
Cadence Pharmaceuticals, Inc.*	94,068	450,586
Cempra, Inc.*	911	5,830
Corcept Therapeutics, Inc.*	12,150	17,375
Cumberland Pharmaceuticals, Inc.*	1,639	6,884
Depomed, Inc.*	616,712	3,817,447
Endocyte, Inc.*	7,504	67,386
Hi-Tech Pharmacal Co., Inc.	1,043	36,484
Horizon Pharma, Inc.*	5,659	13,186
Impax Laboratories, Inc.*	142,264	2,914,989
Jazz Pharmaceuticals plc*	10,438	555,302
MAP Pharmaceuticals, Inc.*	6,900	108,399
Medicines Co.*	13,751	329,612
Nektar Therapeutics*	20,630	152,868
Obagi Medical Products, Inc.*	4,283	58,206
Omeros Corp.*	6,501	33,740
Optimer Pharmaceuticals, Inc.*	11,908	107,767
Pacira Pharmaceuticals, Inc.*	4,676	81,690
Pain Therapeutics, Inc.*	9,352	25,344
Pernix Therapeutics Holdings*	2,276	17,639

Pozen, Inc.*	6,812	$34,128
Questcor Pharmaceuticals, Inc.	13,426	358,743
Repros Therapeutics, Inc.*	4,079	64,244
Sagent Pharmaceuticals, Inc.*	2,363	38,021
Santarus, Inc.*	13,844	152,007
Sciclone Pharmaceuticals, Inc.*	14,339	61,801
Sucampo Pharmaceuticals, Inc., Class A*	2,977	14,587
Transcept Pharmaceuticals, Inc.*	402	1,789
Ventrus Biosciences, Inc.*	3,167	6,841
Vivus, Inc.*	25,064	336,359
XenoPort, Inc.*	9,233	71,740
Zogenix, Inc.*	14,429	19,191

		13,837,806

Total Health Care		85,238,052

Industrials (14.4%)
Aerospace & Defense (0.5%)
Aerovironment, Inc.*	2,640	57,394
American Science & Engineering, Inc.	287	18,715
Astronics Corp.*	2,953	67,565
CPI Aerostructures, Inc.*	1,708	17,097
Cubic Corp.	2,158	103,519
DigitalGlobe, Inc.*	6,359	155,414
GenCorp, Inc.*	11,988	109,690
GeoEye, Inc.*	9,382	288,309
HEICO Corp.	13,176	589,758
Hexcel Corp.*	24,941	672,409
KEYW Holding Corp.*	2,254	28,603
LMI Aerospace, Inc.*	281	5,435
Moog, Inc., Class A*	1,288	52,847
National Presto Industries, Inc.	130	8,983
SIFCO Industries, Inc.	246	3,874
Sypris Solutions, Inc.	1,772	7,017
Taser International, Inc.*	12,755	114,030
Teledyne Technologies, Inc.*	3,179	206,857

		2,507,516

Air Freight & Logistics (0.4%)
Echo Global Logistics, Inc.*	3,731	67,046
Forward Air Corp.	7,129	249,586
Hub Group, Inc., Class A*	9,388	315,437
Pacer International, Inc.*	1,098	4,282
Park-Ohio Holdings Corp.*	1,989	42,386
XPO Logistics, Inc.*	75,501	1,312,207

		1,990,944

Airlines (0.4%)
Alaska Air Group, Inc.*	16,832	725,291
Allegiant Travel Co.	3,741	274,627
Hawaiian Holdings, Inc.*	7,038	46,240
Republic Airways Holdings, Inc.*	6,737	38,266
SkyWest, Inc.	855	10,653
Spirit Airlines, Inc.*	10,323	182,924
U.S. Airways Group, Inc.*	40,777	550,489

		1,828,490

Building Products (0.5%)
A.O. Smith Corp.	2,713	171,109
AAON, Inc.	4,743	98,986
Ameresco, Inc., Class A*	3,899	38,249

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

American Woodmark Corp.*	405	$11,267
Builders FirstSource, Inc.	11,370	63,445
Insteel Industries, Inc.	201	2,508
Nortek, Inc.*	1,957	129,651
Patrick Industries, Inc.*	1,002	15,591
PGT, Inc.*	2,423	10,904
Simpson Manufacturing Co., Inc.	1,034	33,905
Trex Co., Inc.*	32,429	1,207,332
USG Corp.*	18,557	520,895

		2,303,842

Commercial Services & Supplies (1.8%)
A.T. Cross Co., Class A*	2,303	24,826
ACCO Brands Corp.*	13,137	96,426
Acorn Energy, Inc.	4,538	35,442
American Reprographics Co.*	1,358	3,476
Brink’s Co.	11,752	335,285
Casella Waste Systems, Inc., Class A*	466	2,041
CECO Environmental Corp.	1,502	14,945
Consolidated Graphics, Inc.*	76,829	2,682,869
Covanta Holding Corp.	101,757	1,874,364
Deluxe Corp.	8,514	274,491
EnergySolutions, Inc.*	5,165	16,115
EnerNOC, Inc.*	2,399	28,188
Healthcare Services Group, Inc.	16,851	391,449
Heritage-Crystal Clean, Inc.*	1,933	29,014
Herman Miller, Inc.	14,460	309,733
HNI Corp.	10,713	322,033
InnerWorkings, Inc.*	8,053	110,970
Interface, Inc.	14,819	238,290
Intersections, Inc.	1,554	14,732
Knoll, Inc.	8,475	130,176
McGrath RentCorp	3,231	93,764
Mine Safety Appliances Co.	6,989	298,500
Multi-Color Corp.	149	3,574
Performant Financial Corp.*	26,622	268,882
Standard Parking Corp.*	3,923	86,267
Steelcase, Inc., Class A	2,090	26,627
Team, Inc.*	17,891	680,574
Tetra Tech, Inc.*	12,934	342,104
TMS International Corp., Class A*	1,633	20,445
TRC Cos., Inc.*	3,322	19,334
U.S. Ecology, Inc.	2,922	68,784
United Stationers, Inc.	603	18,687

		8,862,407

Construction & Engineering (0.9%)
Aegion Corp.*	1,393	30,911
Argan, Inc.	550	9,900
Comfort Systems USA, Inc.	2,773	33,720
Dycom Industries, Inc.*	7,429	147,094
Great Lakes Dredge & Dock Corp.	1,657	14,797
MasTec, Inc.*	161,370	4,022,954
MYR Group, Inc.*	2,881	64,102
Primoris Services Corp.	2,065	31,057
Sterling Construction Co., Inc.*	421	4,185

		4,358,720

Electrical Equipment (0.7%)
Acuity Brands, Inc.	10,606	$718,344
American Superconductor Corp.*	1,038	2,720
AZZ, Inc.	22,473	863,637
Belden, Inc.	10,105	454,624
Capstone Turbine Corp.*	75,626	67,307
Coleman Cable, Inc.	2,053	19,031
EnerSys, Inc.*	4,417	166,212
Enphase Energy, Inc.*	1,580	5,767
Franklin Electric Co., Inc.	5,537	344,235
FuelCell Energy, Inc.*	10,136	9,295
Generac Holdings, Inc.	2,857	98,024
II-VI, Inc.*	11,111	202,998
Powell Industries, Inc.*	964	40,035
Preformed Line Products Co.	53	3,149
Thermon Group Holdings, Inc.*	30,957	697,461
Vicor Corp.*	970	5,258

		3,698,097

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	9,013	237,583
Standex International Corp.	732	37,544

		275,127

Machinery (2.8%)
Actuant Corp., Class A	3,412	95,229
Altra Holdings, Inc.	3,745	82,577
American Railcar Industries, Inc.	17,334	550,008
Blount International, Inc.*	12,387	195,962
Cascade Corp.	118	7,587
Chart Industries, Inc.*	7,502	500,158
CIRCOR International, Inc.	336	13,302
CLARCOR, Inc.	12,552	599,735
Commercial Vehicle Group, Inc.*	6,207	50,959
Dynamic Materials Corp.	1,274	17,709
EnPro Industries, Inc.*	2,737	111,943
ESCO Technologies, Inc.	2,168	81,105
Federal Signal Corp.*	1,296	9,863
Flow International Corp.*	2,668	9,338
Gorman-Rupp Co.	3,869	115,412
Graham Corp.	2,424	47,268
John Bean Technologies Corp.	7,333	130,307
Lindsay Corp.	3,164	253,500
Meritor, Inc.*	5,829	27,571
Met-Pro Corp.	237	2,297
Middleby Corp.*	4,686	600,792
Mueller Industries, Inc.	692	34,621
Mueller Water Products, Inc., Class A	25,930	145,467
Omega Flex, Inc.	734	9,072
Proto Labs, Inc.*	24,836	979,035
RBC Bearings, Inc.*	24,455	1,224,462
Rexnord Corp.*	93,472	1,990,954
Robbins & Myers, Inc.	3,928	233,520
Sauer-Danfoss, Inc.	2,867	153,012
Sun Hydraulics Corp.	5,231	136,424
Tennant Co.	4,780	210,081
Titan International, Inc.	204,433	4,440,285
Trimas Corp.*	7,508	209,924
Wabash National Corp.*	17,151	153,844
Woodward, Inc.	17,315	660,221

		14,083,544

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Marine (0.0%)
Rand Logistics, Inc.*	404	$2,626

Professional Services (3.1%)
Acacia Research Corp.*	12,367	317,214
Advisory Board Co.*	138,912	6,499,692
Barrett Business Services, Inc.	1,767	67,305
CDI Corp.	604	10,347
Corporate Executive Board Co.	135,773	6,443,787
Exponent, Inc.*	3,394	189,487
Franklin Covey Co.*	2,438	31,450
GP Strategies Corp.*	3,390	70,003
Huron Consulting Group, Inc.*	5,803	195,503
Insperity, Inc.	5,712	185,983
Kforce, Inc.	6,602	94,607
Mistras Group, Inc.*	3,950	97,526
Odyssey Marine Exploration, Inc.*	18,526	55,022
On Assignment, Inc.*	10,865	220,342
RPX Corp.*	4,920	44,477
TrueBlue, Inc.*	7,471	117,668
WageWorks, Inc.*	43,224	769,387

		15,409,800

Road & Rail (0.8%)
Avis Budget Group, Inc.*	26,626	527,727
Celadon Group, Inc.	5,066	91,543
Genesee & Wyoming, Inc., Class A*	11,074	842,510
Heartland Express, Inc.	9,425	123,185
Knight Transportation, Inc.	14,666	214,563
Old Dominion Freight Line, Inc.*	17,826	611,075
Quality Distribution, Inc.*	218,548	1,311,288
Roadrunner Transportation Systems, Inc.*	1,690	30,657
Saia, Inc.*	743	17,178
Swift Transportation Co.*	19,991	182,318
Werner Enterprises, Inc.	9,633	208,747
Zipcar, Inc.*	5,637	46,449

		4,207,240

Trading Companies & Distributors (2.3%)
Aceto Corp.	1,575	15,813
Applied Industrial Technologies, Inc.	9,688	406,993
Beacon Roofing Supply, Inc.*	11,707	389,609
BlueLinx Holdings, Inc.*	1,336	3,754
CAI International, Inc.*	1,300	28,535
DXP Enterprises, Inc.*	18,047	885,566
Edgen Group, Inc.*	944	6,665
H&E Equipment Services, Inc.	4,048	61,003
Houston Wire & Cable Co.	1,658	20,344
Kaman Corp.	6,675	245,640
SeaCube Container Leasing Ltd.	365	6,880
TAL International Group, Inc.	3,721	135,370
Textainer Group Holdings Ltd.	3,290	103,503
Titan Machinery, Inc.*	176,225	4,352,758
Watsco, Inc.	7,357	551,039
WESCO International, Inc.*	61,600	4,153,688

		11,367,160

Transportation Infrastructure (0.2%)
LLX Logistica S.A.*	716,852	$849,424
Wesco Aircraft Holdings, Inc.*	1,126	14,875

		864,299

Total Industrials		71,759,812

Information Technology (18.0%)
Communications Equipment (0.7%)
ADTRAN, Inc.	15,834	309,396
Ambient Corp.*	674	2,029
Anaren, Inc.*	457	8,889
Arris Group, Inc.*	3,746	55,965
Aruba Networks, Inc.*	28,004	581,083
Aware, Inc.	2,526	13,842
CalAmp Corp.*	7,263	60,428
Calix, Inc.*	3,454	26,561
Ciena Corp.*	18,646	292,742
Extreme Networks, Inc.*	23,810	86,668
Globecomm Systems, Inc.*	4,502	50,873
Infinera Corp.*	24,966	145,052
InterDigital, Inc.	10,228	420,371
Ixia*	10,674	181,244
KVH Industries, Inc.*	3,161	44,191
Loral Space & Communications, Inc.	2,633	143,920
NETGEAR, Inc.*	4,196	165,406
Numerex Corp., Class A*	2,551	33,520
Parkervision, Inc.*	19,190	38,956
Plantronics, Inc.	3,611	133,138
Procera Networks, Inc.*	4,917	91,210
Ruckus Wireless, Inc.*	734	16,537
ShoreTel, Inc.*	10,761	45,627
Sonus Networks, Inc.*	4,378	7,443
Telular Corp.	2,514	23,808
Tessco Technologies, Inc.	693	15,343
Ubiquiti Networks, Inc.	2,648	32,147
ViaSat, Inc.*	9,349	363,676

		3,390,065

Computers & Peripherals (0.8%)
3D Systems Corp.*	27,546	1,469,579
Cray, Inc.*	9,369	149,435
Datalink Corp.*	3,867	33,063
Electronics for Imaging, Inc.*	1,033	19,617
Immersion Corp.*	6,757	46,421
Intermec, Inc.*	1,944	19,168
QLogic Corp.*	6,045	58,818
Quantum Corp.*	1,658,519	2,056,563
Silicon Graphics International Corp.*	469	4,798
Super Micro Computer, Inc.*	6,609	67,412
Synaptics, Inc.*	8,356	250,429

		4,175,303

Electronic Equipment, Instruments & Components (0.8%)
Anixter International, Inc.	4,274	273,450
Audience, Inc.*	260	2,701
Badger Meter, Inc.	3,676	174,279
Cognex Corp.	10,696	393,827
Coherent, Inc.	1,750	88,585
Daktronics, Inc.	2,295	25,406

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

DTS, Inc.*	4,549	$75,968
Echelon Corp.*	5,220	12,789
Electro Rent Corp.	499	7,675
FARO Technologies, Inc.*	16,625	593,180
FEI Co.	8,910	494,148
GSI Group, Inc.*	399	3,455
InvenSense, Inc.*	9,218	102,412
Key Tronic Corp.*	463	4,741
Littelfuse, Inc.	4,887	301,577
Maxwell Technologies, Inc.*	7,484	62,042
Measurement Specialties, Inc.*	3,383	116,240
Mesa Laboratories, Inc.	652	32,672
MTS Systems Corp.	4,072	207,387
Multi-Fineline Electronix, Inc.*	432	8,731
Neonode, Inc.*	5,693	27,668
OSI Systems, Inc.*	4,944	316,614
Plexus Corp.*	3,876	100,001
RealD, Inc.*	8,780	98,424
Rogers Corp.*	1,741	86,458
Universal Display Corp.*	9,943	254,740
Zygo Corp.*	856	13,439

		3,878,609

Internet Software & Services (6.4%)
Active Network, Inc.*	9,853	48,378
Angie’s List, Inc.*	233,381	2,798,238
Bankrate, Inc.*	123,075	1,532,284
Bazaarvoice, Inc.*	2,494	23,319
Blucora, Inc.*	1,565	24,586
Brightcove, Inc.*	31,020	280,421
Carbonite, Inc.*	2,849	26,353
comScore, Inc.*	8,943	123,234
Constant Contact, Inc.*	7,715	109,630
Cornerstone OnDemand, Inc.*	43,005	1,269,938
CoStar Group, Inc.*	63,004	5,630,667
Dealertrack Technologies, Inc.*	9,426	270,715
Demand Media, Inc.*	5,646	52,451
Demandware, Inc.*	20,027	547,138
Dice Holdings, Inc.*	10,406	95,527
E2open, Inc.*	37,425	529,938
Envestnet, Inc.*	5,247	73,196
ExactTarget, Inc.*	2,468	49,360
Internap Network Services Corp.*	6,840	47,470
Ipass, Inc.*	12,137	22,211
j2 Global, Inc.	9,709	296,901
Liquidity Services, Inc.*	5,867	239,726
LivePerson, Inc.*	26,029	342,021
LogMeIn, Inc.*	5,597	125,429
Market Leader, Inc.*	27,498	180,112
MeetMe, Inc.*	314	1,096
MercadoLibre, Inc.	30,445	2,392,064
Millennial Media, Inc.*	2,733	34,244
Move, Inc.*	10,038	76,188
NIC, Inc.	52,929	864,860
OpenTable, Inc.*	57,060	2,784,528
Perficient, Inc.*	6,222	73,295
Responsys, Inc.*	9,040	53,878
Saba Software, Inc.*	7,361	64,335
SciQuest, Inc.*	4,539	71,989
Sohu.com, Inc.*	19,600	927,864
Spark Networks, Inc.*	2,868	22,370
SPS Commerce, Inc.*	3,000	111,810

Stamps.com, Inc.*	3,322	$83,714
support.com, Inc.*	7,892	32,989
Synacor, Inc.*	1,619	8,856
Travelzoo, Inc.*	1,810	34,372
Trulia, Inc.*	10,153	164,885
Unwired Planet, Inc.*	7,015	8,418
ValueClick, Inc.*	11,081	215,082
Velti plc*	71,687	322,591
VistaPrint N.V.*	42,843	1,407,821
Vocus, Inc.*	5,237	91,019
Web.com Group, Inc.*	295,301	4,370,455
Workday, Inc.*†(b)	14,106	653,460
XO Group, Inc.*	6,621	61,575
Yelp, Inc.*	32,109	605,255
Youku Tudou, Inc. (ADR)*	68,544	1,250,243
Zix Corp.*	15,506	43,417

		31,571,916

IT Services (1.0%)
CACI International, Inc., Class A*	409	22,507
Cardtronics, Inc.*	10,975	260,547
Cass Information Systems, Inc.	2,636	111,222
Computer Task Group, Inc.*	2,956	53,888
CSG Systems International, Inc.*	4,950	89,991
EPAM Systems, Inc.*	53,052	960,241
ExlService Holdings, Inc.*	5,911	156,642
Forrester Research, Inc.	3,572	95,730
Global Cash Access Holdings, Inc.*	16,654	130,567
Hackett Group, Inc.	6,190	26,493
Heartland Payment Systems, Inc.	9,640	284,380
Higher One Holdings, Inc.*	8,137	85,764
iGATE Corp.*	8,133	128,257
Innodata, Inc.*	5,580	21,092
Lionbridge Technologies, Inc.*	14,336	57,631
Mattersight Corp.*	2,404	11,948
MAXIMUS, Inc.	8,509	537,939
MoneyGram International, Inc.*	1,569	20,852
PRGX Global, Inc.*	5,339	34,437
Sapient Corp.*	30,633	323,484
ServiceSource International, Inc.*	12,567	73,517
Syntel, Inc.	3,840	205,786
TNS, Inc.*	6,200	128,526
Unisys Corp.*	5,662	97,953
Virtusa Corp.*	4,705	77,303
WEX, Inc.*	9,751	734,933

		4,731,630

Semiconductors & Semiconductor Equipment (3.5%)
Ambarella, Inc.*	338	3,769
ATMI, Inc.*	499	10,419
Cabot Microelectronics Corp.	5,962	211,711
Cavium, Inc.*	12,452	388,627
CEVA, Inc.*	4,451	70,103
Cirrus Logic, Inc.*	16,189	468,995
Cymer, Inc.*	2,370	214,319
Exar Corp.*	1,116	9,932
First Solar, Inc.*	110,354	3,407,732
GT Advanced Technologies, Inc.*	25,444	76,841
Hittite Microwave Corp.*	7,861	488,168
Inphi Corp.*	2,416	23,145

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Intermolecular, Inc.*	3,519	$31,319
MA-COM Technology Solutions Holdings, Inc.*	258	3,862
Magnachip Semiconductor Corp.*	321,436	5,117,261
MaxLinear, Inc., Class A*	1,080	5,422
MEMC Electronic Materials, Inc.*	196,096	629,468
Micrel, Inc.	12,200	115,900
Microsemi Corp.*	22,234	467,803
MIPS Technologies, Inc.*	9,117	71,295
Monolithic Power Systems, Inc.	49,753	1,108,497
NVE Corp.*	1,116	61,927
PDF Solutions, Inc.*	41,127	566,730
Peregrine Semiconductor Corp.*	339	5,190
PLX Technology, Inc.*	10,539	38,257
Power Integrations, Inc.	7,063	237,387
QuickLogic Corp.*	9,968	21,631
Rambus, Inc.*	2,079	10,146
RF Micro Devices, Inc.*	8,693	38,945
Semtech Corp.*	16,366	473,796
Silicon Image, Inc.*	17,650	87,544
SunPower Corp.*	188,962	1,061,966
Tessera Technologies, Inc.	98,865	1,623,363
Ultratech, Inc.*	6,636	247,523
Veeco Instruments, Inc.*	2,537	74,892
Volterra Semiconductor Corp.*	6,426	110,334

		17,584,219

Software (4.8%)
ACI Worldwide, Inc.*	9,956	434,978
Actuate Corp.*	11,712	65,587
Advent Software, Inc.*	8,014	171,339
American Software, Inc., Class A	5,836	45,287
Aspen Technology, Inc.*	22,157	612,420
AVG Technologies N.V.*	39,657	627,770
Blackbaud, Inc.	11,236	256,518
Bottomline Technologies, Inc.*	2,574	67,928
BroadSoft, Inc.*	6,846	248,715
Callidus Software, Inc.*	8,819	40,038
CommVault Systems, Inc.*	11,213	781,658
Comverse Technology, Inc.*	55,499	213,116
Comverse, Inc.*	5,549	158,313
Digimarc Corp.	1,809	37,446
Ebix, Inc.	5,380	86,457
Ellie Mae, Inc.*	17,306	480,242
Eloqua, Inc.*	1,654	39,018
Envivio, Inc.*	539	916
EPIQ Systems, Inc.	629	8,039
Exa Corp.*	930	9,049
Fair Isaac Corp.	8,537	358,810
FalconStor Software, Inc.*	7,688	17,913
FleetMatics Group plc*	1,500	37,740
Glu Mobile, Inc.*	13,068	29,926
Guidance Software, Inc.*	3,641	43,219
Guidewire Software, Inc.*	5,023	149,284
Imperva, Inc.*	42,700	1,346,331
Infoblox, Inc.*	34,291	616,209
Interactive Intelligence Group, Inc.*	3,728	125,037
Jive Software, Inc.*	45,650	663,295
Manhattan Associates, Inc.*	5,027	303,329
Mentor Graphics Corp.*	12,471	212,256

MicroStrategy, Inc., Class A*	10,853	$1,013,453
Monotype Imaging Holdings, Inc.	9,280	148,294
NetScout Systems, Inc.*	9,084	236,093
NetSuite, Inc.*	79,079	5,322,017
Parametric Technology Corp.*	29,991	675,097
Pegasystems, Inc.	4,362	98,930
Pervasive Software, Inc.*	475	4,232
Proofpoint, Inc.*	82,907	1,020,585
PROS Holdings, Inc.*	5,573	101,930
QAD, Inc., Class A	1,224	17,626
QAD, Inc., Class B	206	2,672
QLIK Technologies, Inc.*	21,374	464,243
Qualys, Inc.*	1,329	19,656
RealPage, Inc.*	8,891	191,779
Rosetta Stone, Inc.*	1,345	16,597
Solera Holdings, Inc.	66,982	3,581,528
Sourcefire, Inc.*	7,382	348,578
SS&C Technologies Holdings, Inc.*	2,365	54,679
Synchronoss Technologies, Inc.*	7,010	147,841
Take-Two Interactive Software, Inc.*	19,440	214,034
Tangoe, Inc.*	7,558	89,714
TiVo, Inc.*	15,491	190,849
Tyler Technologies, Inc.*	7,529	364,705
Ultimate Software Group, Inc.*	6,691	631,697
VASCO Data Security International, Inc.*	3,259	26,593
Verint Systems, Inc.*	5,531	162,390
VirnetX Holding Corp.*	10,477	306,767
Websense, Inc.*	9,420	141,677

		23,882,439

Total Information Technology		89,214,181

Materials (3.6%)
Chemicals (2.4%)
ADA-ES, Inc.*	2,275	38,402
American Vanguard Corp.	7,044	218,857
Arabian American Development Co.*	5,034	41,833
Balchem Corp.	7,267	264,519
Calgon Carbon Corp.*	12,135	172,074
Chemtura Corp.*	196,453	4,176,591
Flotek Industries, Inc.*	12,499	152,488
Georgia Gulf Corp.	5,385	222,293
GSE Holding, Inc.*	2,031	12,592
H.B. Fuller Co.	12,411	432,151
Hawkins, Inc.	2,318	89,567
Innophos Holdings, Inc.	5,407	251,425
Innospec, Inc.	736	25,385
Intrepid Potash, Inc.	53,915	1,147,850
KMG Chemicals, Inc.	1,975	34,701
Koppers Holdings, Inc.	5,260	200,669
Landec Corp.*	1,577	14,966
LSB Industries, Inc.*	2,744	97,192
Olin Corp.	13,558	292,717
OMNOVA Solutions, Inc.*	11,688	81,933
PolyOne Corp.	17,512	357,595
Quaker Chemical Corp.	928	49,982
Rockwood Holdings, Inc.	63,239	3,127,801
Stepan Co.	4,014	222,938

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Zep, Inc.	2,370	$34,223

		11,760,744

Construction Materials (0.8%)
Eagle Materials, Inc.	62,694	3,667,599
Headwaters, Inc.*	15,472	132,440
United States Lime & Minerals, Inc.*	407	19,178

		3,819,217

Containers & Packaging (0.0%)
AEP Industries, Inc.*	1,024	60,652
Berry Plastics Group, Inc.*	2,726	43,834
Myers Industries, Inc.	8,488	128,593

		233,079

Metals & Mining (0.2%)
AK Steel Holding Corp.	5,394	24,812
AMCOL International Corp.	6,004	184,203
Coeur d’Alene Mines Corp.*	9,168	225,533
General Moly, Inc.*	2,689	10,783
Globe Specialty Metals, Inc.	1,124	15,455
Gold Reserve, Inc.*	1,660	5,495
Gold Resource Corp.	7,561	116,515
Handy & Harman Ltd.*	1,166	17,572
Haynes International, Inc.	2,570	133,306
Materion Corp.	427	11,008
Metals USA Holdings Corp.	738	12,908
Midway Gold Corp.*	31,359	43,589
Noranda Aluminum Holding Corp.	8,405	51,354
Paramount Gold and Silver Corp.*	33,087	76,762
SunCoke Energy, Inc.*	12,511	195,046
U.S. Antimony Corp.*	13,549	23,846
U.S. Silica Holdings, Inc.	2,972	49,721

		1,197,908

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	5,832	167,437
Clearwater Paper Corp.*	4,712	184,522
Deltic Timber Corp.	2,763	195,123
Neenah Paper, Inc.	2,418	68,841
P.H. Glatfelter Co.	1,828	31,953
Schweitzer-Mauduit International, Inc.	5,844	228,091
Wausau Paper Corp.	10,600	91,796

		967,763

Total Materials		17,978,711

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	17,952	132,665
Atlantic Tele-Network, Inc.	2,280	83,699
Cbeyond, Inc.*	538	4,864
Cincinnati Bell, Inc.*	18,028	98,793
Cogent Communications Group, Inc.	61,474	1,391,771
Consolidated Communications Holdings, Inc.	6,516	103,735
Fairpoint Communications, Inc.*	4,521	35,897

General Communication, Inc., Class A*	9,182	$88,055
HickoryTech Corp.	3,478	33,841
IDT Corp., Class B	3,624	34,573
inContact, Inc.*	8,206	42,507
Iridium Communications, Inc.*	1,765	11,896
Lumos Networks Corp.	3,803	38,106
magicJack VocalTec Ltd.*	2,414	43,959
ORBCOMM, Inc.*	4,451	17,448
Premiere Global Services, Inc.*	2,911	28,470
Primus Telecommunications Group, Inc.	3,071	33,382
Towerstream Corp.*	12,026	39,084

		2,262,745

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	3,984	30,079
Leap Wireless International, Inc.*	3,245	21,579
NTELOS Holdings Corp.	3,803	49,858

		101,516

Total Telecommunication Services		2,364,261

Utilities (0.9%)
Electric Utilities (0.8%)
Brookfield Infrastructure Partners LP	110,790	3,905,347
Otter Tail Corp.	616	15,400

		3,920,747

Gas Utilities (0.0%)
Piedmont Natural Gas Co., Inc.	1,549	48,499
South Jersey Industries, Inc.	1,696	85,360

		133,859

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	5,453	12,596
Atlantic Power Corp.	2,471	28,244
Ormat Technologies, Inc.	1,270	24,486

		65,326

Water Utilities (0.1%)
American States Water Co.	519	24,902
Cadiz, Inc.*	3,051	24,164
California Water Service Group	5,323	97,677
Connecticut Water Service, Inc.	1,418	42,228
SJW Corp.	1,111	29,553
York Water Co.	2,441	42,888

		261,412

Total Utilities		4,381,344

Total Common Stocks (81.0%) (Cost $359,637,303)		402,041,477

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000%†(b)	139,552	35,586

Total Preferred Stock (0.0%) (Cost $633,566)		35,586

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Warrants	Value (Note 1)

WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13* (b) (Cost $—)	105,185	$2,104

Total Investments (81.0%) (Cost $360,270,869)		402,079,167
Other Assets Less Liabilities (19.0%)		94,181,977

Net Assets (100%)		$496,261,144

*	Non-income producing.
†	Securities (totaling $1,639,187 or 0.3% of net assets) at fair value by management.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt

At December 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,062	March-13	$87,838,806	$89,908,920	$2,070,114

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant Unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$61,516,774	$1,390,258	$950,141	$63,857,173
Consumer Staples	16,377,766	—	—	16,377,766
Energy	22,020,035	—	—	22,020,035
Financials	28,153,300	696,842	—	28,850,142
Health Care	84,198,391	1,039,661	—	85,238,052
Industrials	70,910,388	849,424	—	71,759,812
Information Technology	88,560,721	—	653,460	89,214,181
Materials	17,978,711	—	—	17,978,711
Telecommunication Services	2,364,261	—	—	2,364,261
Utilities	4,381,344	—	—	4,381,344
Futures	2,070,114	—	—	2,070,114
Preferred Stocks
Consumer Discretionary	—	—	35,586	35,586
Warrants
Energy	—	2,104	—	2,104

Total Assets	$398,531,805	$3,978,289	$1,639,187	$404,149,281

Total Liabilities	$—	$—	$—	$—

Total	$398,531,805	$3,978,289	$1,639,187	$404,149,281

(a) A security with a market value of $309,396 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

(b) Securities with a market value of $2,090,276 transferred from Level 1 to Level 2 since the beginning of the period because they are valued using fair value factors based on third party vendor modeling tools.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Information Technology	Investments in Preferred Stocks- Consumer Discretionary

Balance as of 12/31/11	$285,284	$158,989	$538,531
Total gains or losses (realized/unrealized) included in earnings	47,969	494,471	(502,945)
Purchases	616,888	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 12/31/12	$950,141	$653,460	$35,586

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 12/31/12.	$47,969	$494,471	$(502,945)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Fair Values of Derivative Instruments as of December 31, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	2,070,114	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$2,070,114

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - | Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	13,755,085	—	—	13,755,085
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$13,755,085	$—	$—	$13,755,085

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,550,288	—	—	1,550,288
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,550,288	$—	$—	$1,550,288

The Portfolio held futures contracts with an average notional balance of approximately $75,399,000 during the year ended December 31, 2012.

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$257,168,738
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$372,256,610

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,916,003
Aggregate gross unrealized depreciation	(43,480,297)

Net unrealized appreciation	$40,435,706

Federal income tax cost of investments	$361,643,461

For the year ended December 31, 2012, the Portfolio incurred approximately $149 as brokerage commissions with Citation Financial Group and $304 with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $119,914,940, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $9,517,728 during 2012.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value (Cost $360,270,869)	$402,079,167
Cash	87,890,951
Cash held as collateral at broker	5,103,000
Due from broker for futures variation margin	2,325,778
Receivable for securities sold	2,220,528
Dividends, interest and other receivables	62,848
Receivable from Separate Accounts for Trust shares sold	21,840
Other assets	374

Total assets	499,704,486

LIABILITIES
Payable for securities purchased	2,487,824
Payable to Separate Accounts for Trust shares redeemed	410,881
Investment management fees payable	346,607
Administrative fees payable	94,685
Distribution fees payable - Class B	53,558
Trustees’ fees payable	1,319
Distribution fees payable - Class A	29
Accrued expenses	48,439

Total liabilities	3,443,342

NET ASSETS	$496,261,144

Net assets were comprised of:
Paid in capital	$575,782,055
Accumulated undistributed net investment income (loss)	254,180
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(123,653,456)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	43,878,365

Net assets	$496,261,144

Class A
Net asset value, offering and redemption price per share, $127,211 / 15,204 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.37

Class B
Net asset value, offering and redemption price per share, $255,737,296 / 30,850,527 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.29

Class K
Net asset value, offering and redemption price per share, $240,396,637 / 28,651,789 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.39

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (net of $1,763 foreign withholding tax)	$3,894,572
Interest	73,797

Total income	3,968,369

EXPENSES
Investment management fees	4,430,073
Administrative fees	814,287
Distribution fees - Class B	672,066
Custodian fees	114,500
Professional fees	55,771
Printing and mailing expenses	54,915
Trustees’ fees	10,845
Distribution fees - Class A	347
Miscellaneous	19,580

Gross expenses	6,172,384
Less: Waiver from investment advisor	(14,864)
Fees paid indirectly	(6,874)

Net expenses	6,150,646

NET INVESTMENT INCOME (LOSS)	(2,182,277)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	1,255,199
Futures	13,755,085
Foreign currency transactions	(1,189)

Net realized gain (loss)	15,009,095

Change in unrealized appreciation (depreciation) on:
Securities	46,661,783
Futures	1,550,288
Foreign currency translations	(27)

Net change in unrealized appreciation (depreciation)	48,212,044

NET REALIZED AND UNREALIZED GAIN (LOSS)	63,221,139

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,038,862

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,182,277)	$(4,723,063)
Net realized gain (loss) on investments, futures and foreign currency transactions	15,009,095	66,654,462
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	48,212,044	(169,199,289)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	61,038,862	(107,267,890)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 20,837 and 804,343 shares, respectively ]	172,393	7,307,881
Capital shares repurchased [ (14,440) and (44,933,211) shares, respectively ]	(117,571)	(342,406,037	)(z)

Total Class A transactions	54,822	(335,098,156)

Class B
Capital shares sold [ 5,219,313 and 4,715,145 shares, respectively ]	41,767,262	40,115,223
Capital shares repurchased [ (8,766,449) and (9,366,724) shares, respectively ]	(71,463,463)	(79,704,201)

Total Class B transactions	(29,696,201)	(39,588,978)

Class K†
Capital shares sold [ 164,935 and 43,104,091 shares, respectively ]	1,358,820	325,259,808	(z)
Capital shares repurchased [ (10,612,288) and (4,004,949) shares, respectively ]	(86,408,562)	(29,994,447)

Total Class K transactions	(85,049,742)	295,265,361

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(114,691,121)	(79,421,773)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,652,259)	(186,689,663)
NET ASSETS:
Beginning of year	549,913,403	736,603,066

End of year (a)	$496,261,144	$549,913,403

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$254,180	$442,240

 †    Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Small Cap Growth Portfolio exchanged approximately 42,444,072 Class A shares for approximately 42,444,072 Class K shares. This exchange amounted to approximately $320,402,236.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,							January 22, 2008* to December 31, 2008
Class A	2012		2011		2010		2009
Net asset value, beginning of period	$7.51		$8.88		$6.95		$5.15	$7.61

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.06	)(e)	(0.03	)(e)	0.01 (e)	(0.04	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.90		(1.31)		1.96		1.79	(2.39)

Total from investment operations	0.86		(1.37)		1.93		1.80	(2.43)

Less distributions:
Distributions from net realized gains	—		—		—		—	(0.03)

Net asset value, end of period	$8.37		$7.51		$8.88		$6.95	$5.15

Total return (b)	11.45%		(15.43)%		27.77%		34.95%	(32.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$127		$66		$391,893		$315,379	$367,823
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.02%		1.04%		0.75%	1.30	%(c)
After waivers, reimbursements and fees paid indirectly (a)	1.30%		1.00%		1.03%		0.75%	1.30	%(c)
Before waivers, reimbursements and fees paid indirectly (a)	1.30%		1.03%		1.05%		1.07%	1.35	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.51)%		(0.69)%		(0.47)%		0.15%	(0.59)%
After waivers, reimbursements and fees paid indirectly (a)	(0.51)%		(0.67)%		(0.46)%		0.15%	(0.59)%
Before waivers, reimbursements and fees paid indirectly(a)	(0.51)%		(0.70)%		(0.47)%		(0.17)%	(0.64)%
Portfolio turnover rate	58%		137	%(s)	44%		116%	98%

	Year Ended December 31,
Class B	2012		2011		2010		2009		2008
Net asset value, beginning of year	$7.44		$8.83		$6.92		$5.13		$8.91

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.07	)(e)	(0.05	)(e)	(0.01	)(e)	(0.06	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.89		(1.32)		1.96		1.80		(3.69)

Total from investment operations	0.85		(1.39)		1.91		1.79		(3.75)

Less distributions:
Distributions from net realized gains	—		—		—		—		(0.03)

Net asset value, end of year	$8.29		$7.44		$8.83		$6.92		$5.13

Total return	11.42%		(15.74)%		27.60%		34.89%		(42.21)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$255,737		$256,026		$344,710		$293,221		$207,749
Ratio of expenses to average net assets:
After waivers and reimbursements	1.30%		1.27	%(c)	1.29%		1.32%		1.53%
After waivers, reimbursements and fees paid indirectly	1.30%		1.25%		1.28	%(c)	1.14%		1.48%
Before waivers, reimbursements and fees paid indirectly	1.30%		1.28%		1.30%		1.32%		1.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	(0.54)%		(0.86)%		(0.71)%		(0.42)%		(0.90)%
After waivers, reimbursements and fees paid indirectly	(0.54)%		(0.84)%		(0.71)%		(0.24)%		(0.85)%
Before waivers, reimbursements and fees paid indirectly	(0.54)%		(0.87)%		(0.72)%		(0.42)%		(0.90)%
Portfolio turnover rate	58%		137	%(s)	44%		116%		98%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012		August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$7.51		$7.40

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.90		0.12

Total from investment operations	0.88		0.11

Net asset value, end of period	$8.39		$7.51

Total return (b)	11.72%		1.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$240,397		$293,821
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%		1.04%
After waivers, reimbursements and fees paid indirectly (a)	1.05%		1.02%
Before waivers, reimbursements and fees paid indirectly (a)	1.05%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.29)%		(0.42)%
After waivers, reimbursements and fees paid indirectly (a)	(0.29)%		(0.40)%
Before waivers, reimbursements and fees paid indirectly(a)	(0.30)%		(0.42)%
Portfolio turnover rate	58%		137	%(s)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(s)	Higher rate than normal due to advisor changes during the year.

See Notes to Financial Statements.

MULTIMANAGER SMALL C AP VALUE PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	BlackRock Investment Management, LLC

➢	Franklin Advisory Services, LLC

➢	Horizon Asset Management LLC

➢	Pacific Global Investment Management Company

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares**	16.87%	1.00%	6.49%
Portfolio – Class B Shares*	16.97	0.80	6.26
Portfolio – Class K Shares***	17.16	N/A	16.52
Russell 2000® Value Index	18.05	3.55	9.50
Volatility Managed Index – Small Cap Value 2000	17.04	5.20	10.59
* Date of inception 1/1/98. ** Date of inception 10/2/02. *** Date of inception 8/26/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 16.87% for the year ended December 31, 2012. The Portfolio’s benchmarks, the Russell 2000® Value Index, returned 18.05%, and the Volatility Managed Index — Small Cap Value 2000 returned 17.04%, over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its primary benchmark.

Portfolio Highlights

What helped performance during the year:

•

The Portfolio’s Consumer Discretionary stocks, led by a significant gain in specialty retailer Conn’s, Inc., were top performers. Other contributing holdings in the sector include Jarden Corp., Brookfield Residential and Sonic Automotive Inc. An overweight relative to the benchmark in the sector also aided performance.

•	Relative underweight positions in Information Technology and Utilities led to contributions from sector allocation.

•	Howard Hughes Corporation, a real estate development and management company, added to performance in the Financials sector.

•

Stock selection in the Industrials sector was positive, led by a relative overweight in Saia, Inc., a regional trucking company, which gained as productivity and cost savings initiatives began to take hold. Industrial parts and services company DXP Enterprises Inc. also contributed in the sector.

What hurt performance during the year:

•

The Portfolio’s underperformance was due to its holdings in the Energy sector and, to a lesser extent, the Financials sector. Both stock selection and sector allocation in these areas detracted from 2012 returns. Stock selection was also detrimental in the Materials sector.

•

Within the Energy sector, two stocks in particular underperformed: Mitcham Industries, a provider of data equipment to capture images of underground oil and gas formations, and North American Energy Partners, a construction and mining services contractor.

•

Other underperforming stocks included Valhi, Inc. in the Materials sector, EZCorp, Inc. in the Financials sector, Vitran Corporation Inc. in the Industrials sector and Bravo Brio Restaurant Group in the Consumer Discretionary sector.

MULTIMANAGER SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 12/31/12	% of Net Assets
Financials	22.9%
Industrials	17.7
Consumer Discretionary	16.8
Energy	7.3
Information Technology	4.6
Materials	4.2
Health Care	2.4
Consumer Staples	2.0
Utilities	1.9
Telecommunication Services	0.8
Investment Companies	0.5
Cash and Other	18.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,105.56	$6.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.61	6.59
Class B
Actual	1,000.00	1,105.47	6.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.61	6.59
Class K
Actual	1,000.00	1,107.26	5.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.86	5.33

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.30%, 1.30% and 1.05%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.8%)
Auto Components (2.9%)
American Axle & Manufacturing Holdings, Inc.*	20,520	$229,824
Autoliv, Inc.	27,136	1,828,695
Cooper Tire & Rubber Co.	2,660	67,457
Dana Holding Corp.	40,760	636,264
Dorman Products, Inc.	24,400	862,296
Drew Industries, Inc.	22,824	736,074
Exide Technologies, Inc.*	23,554	80,555
Federal-Mogul Corp.*	5,387	43,204
Fuel Systems Solutions, Inc.*	3,686	54,184
Gentex Corp.	67,500	1,270,350
Gentherm, Inc.*	305,000	4,056,500
Icahn Enterprises LP	179,761	8,035,317
Modine Manufacturing Co.*	14,367	116,804
Shiloh Industries, Inc.	1,595	16,428
Spartan Motors, Inc.	10,326	50,907
Standard Motor Products, Inc.	6,059	134,631
Stoneridge, Inc.*	8,258	42,281
Superior Industries International, Inc.	7,062	144,065

		18,405,836

Automobiles (0.5%)
Thor Industries, Inc.	66,100	2,474,123
Winnebago Industries, Inc.*	41,642	713,327

		3,187,450

Distributors (0.0%)
Core-Mark Holding Co., Inc.	3,004	142,239
VOXX International Corp.*	5,259	35,393
Weyco Group, Inc.	1,905	44,501

		222,133

Diversified Consumer Services (1.0%)
Ascent Capital Group, Inc., Class A*	40,361	2,499,960
Career Education Corp.*	16,214	57,073
Carriage Services, Inc.	4,861	57,700
Corinthian Colleges, Inc.*	24,062	58,711
Education Management Corp.*	8,322	36,450
Hillenbrand, Inc.	42,000	949,620
Lincoln Educational Services Corp.	7,323	40,936
Mac-Gray Corp.	3,199	40,148
Matthews International Corp., Class A	4,559	146,344
National American University Holdings, Inc.	1,491	5,740
Regis Corp.	100,042	1,692,711
Sotheby’s, Inc.	13,601	457,266
Stewart Enterprises, Inc., Class A	22,762	173,902
Universal Technical Institute, Inc.	2,278	22,871

		6,239,432

Hotels, Restaurants & Leisure (1.9%)
Ameristar Casinos, Inc.	1,360	35,686
Apollo Global Management LLC, Class A	36,000	624,960
Biglari Holdings, Inc.*	332	129,487

Bloomin’ Brands, Inc.*	1,397	$21,849
Bluegreen Corp.*	4,552	42,698
Bob Evans Farms, Inc.	7,804	313,721
Boyd Gaming Corp.*	15,627	103,763
Bravo Brio Restaurant Group, Inc.*	255,000	3,424,650
Caesars Entertainment Corp.*	1,305	9,031
Carrols Restaurant Group, Inc.*	1,483	8,868
Churchill Downs, Inc.	2,694	179,016
Chuy’s Holdings, Inc.*	550	12,287
Del Frisco’s Restaurant Group, Inc.*	300	4,677
Denny’s Corp.*	6,132	29,924
Einstein Noah Restaurant Group, Inc.	211	2,576
Fiesta Restaurant Group, Inc.*	545	8,349
Frisch’s Restaurants, Inc.	913	16,890
International Speedway Corp., Class A	8,319	229,771
Isle of Capri Casinos, Inc.*	6,415	35,924
Jack in the Box, Inc.*	2,644	75,618
Krispy Kreme Doughnuts, Inc.*	18,393	172,526
Life Time Fitness, Inc.*	1,029	50,637
Luby’s, Inc.*	6,385	42,716
Marcus Corp.	6,144	76,616
Marriott Vacations Worldwide Corp.*	8,239	343,319
Monarch Casino & Resort, Inc.*	2,859	31,192
Morgans Hotel Group Co.*	3,640	20,166
Orient-Express Hotels Ltd., Class A*	29,926	349,835
Pinnacle Entertainment, Inc.*	16,887	267,321
Red Lion Hotels Corp.*	4,104	32,381
Red Robin Gourmet Burgers, Inc.*	2,575	90,872
Ruby Tuesday, Inc.*	19,629	154,284
Scientific Games Corp., Class A*	13,768	119,369
Sonic Corp.*	3,421	35,613
Speedway Motorsports, Inc.	3,654	65,187
Vail Resorts, Inc.	7,216	390,313
Wendy’s Co.	970,000	4,559,000
WMS Industries, Inc.*	17,029	298,008

		12,409,100

Household Durables (3.0%)
American Greetings Corp., Class A	9,037	152,635
Bassett Furniture Industries, Inc.	3,435	42,835
Beazer Homes USA, Inc.*	7,694	129,952
Brookfield Residential Properties, Inc.*	235,600	4,226,664
Cavco Industries, Inc.*	228	11,395
CSS Industries, Inc.	2,992	65,495
Ethan Allen Interiors, Inc.	7,971	204,934
Flexsteel Industries, Inc.	1,349	28,936
Harman International Industries, Inc.	13,000	580,320
Helen of Troy Ltd.*	9,647	322,113
Hooker Furniture Corp.	40,268	585,094
Hovnanian Enterprises, Inc., Class A*	31,702	221,914

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Jarden Corp.*	152,000	$7,858,400
KB Home	23,769	375,550
La-Z-Boy, Inc.	99,170	1,403,256
Lifetime Brands, Inc.	2,930	31,087
M.D.C. Holdings, Inc.	28,481	1,046,962
M/I Homes, Inc.*	45,600	1,208,400
Meritage Homes Corp.*	7,189	268,509
NACCO Industries, Inc., Class A	1,727	104,812
Ryland Group, Inc.	6,056	221,044
Sealy Corp.*	15,421	33,464
Standard Pacific Corp.*	35,981	264,460
Universal Electronics, Inc.*	4,707	91,080

		19,479,311

Internet & Catalog Retail (0.4%)
1-800-FLOWERS.COM, Inc., Class A*	7,358	27,004
Expedia, Inc.	12,400	761,980
Kayak Software Corp.*	285	11,320
Liberty Ventures*	22,200	1,504,272
Shutterfly, Inc.*	8,195	244,785

		2,549,361

Leisure Equipment & Products (0.2%)
Black Diamond, Inc.*	6,632	54,383
Brunswick Corp.	39,100	1,137,419
Callaway Golf Co.	19,360	125,840
JAKKS Pacific, Inc.	6,258	78,350
Johnson Outdoors, Inc., Class A*	1,738	34,621
Marine Products Corp.	1,567	8,963
Steinway Musical Instruments, Inc.*	2,188	46,276

		1,485,852

Media (1.7%)
Beasley Broadcasting Group, Inc., Class A	1,277	6,245
Belo Corp., Class A	18,100	138,827
Carmike Cinemas, Inc.*	3,805	57,075
Central European Media Enterprises Ltd., Class A*	10,964	67,209
Crown Media Holdings, Inc., Class A*	8,309	15,372
Cumulus Media, Inc., Class A*	18,385	49,088
Daily Journal Corp.*	311	28,783
Digital Generation, Inc.*	8,468	91,962
DreamWorks Animation SKG, Inc., Class A*	285,200	4,725,764
Entercom Communications Corp., Class A*	7,219	50,389
Entravision Communications Corp., Class A	15,300	25,398
EW Scripps Co., Class A*	9,272	100,230
Fisher Communications, Inc.	2,768	74,708
Global Sources Ltd.*	4,965	32,173
Harte-Hanks, Inc.	13,948	82,293
Journal Communications, Inc., Class A*	12,453	67,371
LIN TV Corp., Class A*	9,266	69,773
Live Nation Entertainment, Inc.*	328,690	3,060,104
Martha Stewart Living Omnimedia, Inc., Class A*	7,504	18,385

McClatchy Co., Class A*	17,237	$56,365
MDC Partners, Inc., Class A	4,984	56,319
Meredith Corp.	11,121	383,118
National CineMedia, Inc.	11,804	166,791
New York Times Co., Class A*	41,831	356,818
Nexstar Broadcasting Group, Inc., Class A*	2,615	27,693
Outdoor Channel Holdings, Inc.	3,170	24,092
Promotora de Informaciones S.A. (Prisa) (ADR)*	35,017	41,320
Promotora de Informaciones S.A. (Prisa) (ADR), Class B*	200,100	212,106
Reading International, Inc., Class A*	5,366	32,250
Rentrak Corp.*	1,187	23,135
Saga Communications, Inc., Class A	1,111	51,661
Salem Communications Corp., Class A	3,274	17,876
Scholastic Corp.	7,908	233,760
Shutterstock, Inc.*	1,281	33,306
Sinclair Broadcast Group, Inc., Class A	14,417	181,943
Valassis Communications, Inc.	4,705	121,295
World Wrestling Entertainment, Inc., Class A	1	8

		10,781,005

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	3,850	46,662
Fred’s, Inc., Class A	16,467	219,176
Saks, Inc.*	33,925	356,551
Tuesday Morning Corp.*	12,888	80,550

		702,939

Specialty Retail (4.2%)
Asbury Automotive Group, Inc.*	950	30,428
Barnes & Noble, Inc.*	7,990	120,569
bebe stores, Inc.	10,334	41,233
Big 5 Sporting Goods Corp.	5,166	67,675
Brown Shoe Co., Inc.	90,270	1,658,260
Cabela’s, Inc.*	1,343	56,070
Casual Male Retail Group, Inc.*	13,125	55,125
Cato Corp., Class A	35,200	965,536
Children’s Place Retail Stores, Inc.*	4,627	204,930
Citi Trends, Inc.*	4,373	60,172
Conn’s, Inc.*	184,468	5,659,478
Destination Maternity Corp.	2,321	50,041
Finish Line, Inc., Class A	9,769	184,927
Five Below, Inc.*	1,639	52,514
GameStop Corp., Class A	53,000	1,329,770
Group 1 Automotive, Inc.	44,571	2,762,956
Haverty Furniture Cos., Inc.	5,818	94,892
hhgregg, Inc.*	4,549	31,934
Jos. A. Bank Clothiers, Inc.*	10,585	450,709
Kirkland’s, Inc.*	4,400	46,596
Lithia Motors, Inc., Class A	6,696	250,564
MarineMax, Inc.*	6,377	57,010
Men’s Wearhouse, Inc.	60,386	1,881,628
New York & Co., Inc.*	3,242	12,352
Office Depot, Inc.*	87,101	285,691

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

OfficeMax, Inc.	26,565	$259,274
Orchard Supply Hardware Stores Corp., Class A*	586	4,342
Penske Automotive Group, Inc.	54,814	1,649,353
PEP Boys-Manny, Moe & Jack	15,829	155,599
Perfumania Holdings, Inc.*	1,568	7,715
Pier 1 Imports, Inc.	35,000	700,000
RadioShack Corp.	31,389	66,545
Rent-A-Center, Inc.	18,337	630,059
Restoration Hardware Holdings, Inc.*	924	31,167
Shoe Carnival, Inc.	4,392	89,992
Sonic Automotive, Inc., Class A	270,689	5,654,693
Stage Stores, Inc.	9,470	234,667
Stein Mart, Inc.	8,214	61,934
Systemax, Inc.	3,186	30,745
West Marine, Inc.*	54,994	591,186
Wet Seal, Inc., Class A*	26,862	74,139

		26,652,470

Textiles, Apparel & Luxury Goods (0.9%)
Cherokee, Inc.	138	1,892
Columbia Sportswear Co.	3,830	204,369
Culp, Inc.	2,683	40,272
Delta Apparel, Inc.*	2,212	30,924
Fifth & Pacific Cos., Inc.*	31,528	392,524
G-III Apparel Group Ltd.*	4,478	153,282
Iconix Brand Group, Inc.*	21,697	484,277
Jones Group, Inc.	25,194	278,646
K-Swiss, Inc., Class A*	8,198	27,545
Maidenform Brands, Inc.*	43,710	851,908
Movado Group, Inc.	77,097	2,365,336
Perry Ellis International, Inc.	3,598	71,600
Quiksilver, Inc.*	39,761	168,984
R.G. Barry Corp.	205	2,905
Skechers U.S.A., Inc., Class A*	11,739	217,171
Unifi, Inc.*	4,372	56,880
Warnaco Group, Inc.*	1,576	112,794

		5,461,309

Total Consumer Discretionary		107,576,198

Consumer Staples (2.0%)
Beverages (0.0%)
Central European Distribution Corp.*	20,927	45,412
Craft Brew Alliance, Inc.*	2,073	13,433

		58,845

Food & Staples Retailing (0.3%)
Andersons, Inc.	5,638	241,870
Arden Group, Inc., Class A	35	3,149
Harris Teeter Supermarkets, Inc.	11,699	451,114
Ingles Markets, Inc., Class A	3,874	66,865
Nash Finch Co.	3,594	76,480
Natural Grocers by Vitamin Cottage, Inc.*	1,067	20,369
Pantry, Inc.*	6,381	77,402
Rite Aid Corp.*	185,226	251,907
Spartan Stores, Inc.	6,689	102,743
SUPERVALU, Inc.	16,289	40,234
Susser Holdings Corp.*	1,988	68,566

Village Super Market, Inc., Class A	2,612	$85,830
Weis Markets, Inc.	3,433	134,471

		1,621,000

Food Products (1.1%)
Alico, Inc.	411	15,055
Annie’s, Inc.*	484	16,180
Cal-Maine Foods, Inc.	628	25,258
Chiquita Brands International, Inc.*	13,989	115,409
Darling International, Inc.*	320,250	5,136,810
Diamond Foods, Inc.	6,674	91,234
Dole Food Co., Inc.*	11,114	127,478
Farmer Bros Co.*	1,781	25,700
Fresh Del Monte Produce, Inc.	11,778	310,350
Griffin Land & Nurseries, Inc.	762	20,574
John B. Sanfilippo & Son, Inc.	2,491	45,286
Lancaster Colony Corp.	4,100	283,679
Omega Protein Corp.*	6,181	37,828
Pilgrim’s Pride Corp.*	3,721	26,977
Post Holdings, Inc.*	2,450	83,912
Seneca Foods Corp., Class A*	2,599	79,010
Smart Balance, Inc.*	18,242	235,322
Snyders-Lance, Inc.	1,550	37,371
Tootsie Roll Industries, Inc.	309	8,009
TreeHouse Foods, Inc.*	3,651	190,327
Westway Group, Inc.*	3,281	21,884

		6,933,653

Household Products (0.0%)
Central Garden & Pet Co., Class A*	10,407	108,753
Harbinger Group, Inc.*	12,566	96,633
Oil-Dri Corp. of America	1,565	43,194
Orchids Paper Products Co.	879	17,773
Spectrum Brands Holdings, Inc.	1,245	55,938

		322,291

Personal Products (0.5%)
Elizabeth Arden, Inc.*	1,190	53,562
Inter Parfums, Inc.	151,786	2,953,756
Nature’s Sunshine Products, Inc.	1,374	19,895
Nutraceutical International Corp.	2,669	44,145
Prestige Brands Holdings, Inc.*	5,485	109,865
Revlon, Inc., Class A*	3,409	49,430

		3,230,653

Tobacco (0.1%)
Alliance One International, Inc.*	25,850	94,094
Universal Corp.	7,117	355,209
Vector Group Ltd.	4,309	64,075

		513,378

Total Consumer Staples		12,679,820

Energy (7.3%)
Energy Equipment & Services (5.9%)
Atwood Oceanics, Inc.*	32,500	1,488,175
Basic Energy Services, Inc.*	9,385	107,083
Bolt Technology Corp.	2,429	34,662
Bristow Group, Inc.	51,165	2,745,514

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

C&J Energy Services, Inc.*	9,473	$203,101
Cal Dive International, Inc.*	30,174	52,201
Dawson Geophysical Co.*	2,485	65,554
Exterran Holdings, Inc.*	19,938	437,041
Forbes Energy Services Ltd.*	4,583	11,595
Gulf Island Fabrication, Inc.	4,457	107,102
Gulfmark Offshore, Inc., Class A	6,434	221,651
Heckmann Corp.*	38,971	157,053
Helix Energy Solutions Group, Inc.*	100,428	2,072,834
Hercules Offshore, Inc.*	48,444	299,384
Hornbeck Offshore Services, Inc.*	148,890	5,112,883
ION Geophysical Corp.*	390,000	2,538,900
Key Energy Services, Inc.*	46,256	321,479
Matrix Service Co.*	276,545	3,180,267
Mitcham Industries, Inc.*	241,450	3,290,963
Natural Gas Services Group, Inc.*	98,698	1,620,621
Newpark Resources, Inc.*	27,824	218,418
North American Energy Partners, Inc.*	560,000	1,904,000
Oil States International, Inc.*	20,800	1,488,032
Parker Drilling Co.*	436,173	2,006,396
PHI, Inc. (Non-Voting)*	3,779	126,559
Pioneer Energy Services Corp.*	14,923	108,341
Rowan Cos., plc, Class A*	50,000	1,563,500
Tesco Corp.*	9,500	108,205
TETRA Technologies, Inc.*	23,736	180,156
Tidewater, Inc.	98,500	4,400,980
Unit Corp.*	27,000	1,216,350
Vantage Drilling Co.*	58,332	106,748
Willbros Group, Inc.*	9,274	49,709

		37,545,457

Oil, Gas & Consumable Fuels (1.4%)
Adams Resources & Energy, Inc.	660	23,146
Alon USA Energy, Inc.	797	14,418
Amyris, Inc.*	9,429	29,418
Arch Coal, Inc.	65,509	479,526
Bill Barrett Corp.*	14,824	263,719
Bonanza Creek Energy, Inc.*	2,640	73,366
BPZ Resources, Inc.*	22,597	71,181
Callon Petroleum Co.*	12,331	57,956
Carrizo Oil & Gas, Inc.*	1,621	33,911
Clayton Williams Energy, Inc.*	1,611	64,440
Cloud Peak Energy, Inc.*	18,690	361,278
Comstock Resources, Inc.*	14,757	223,273
Contango Oil & Gas Co.	353	14,953
Crimson Exploration, Inc.*	6,348	17,394
Crosstex Energy, Inc.	1,342	19,244
CVR Energy, Inc.*	1,729	84,358
Delek U.S. Holdings, Inc.	5,434	137,589
Diamondback Energy, Inc.*	1,794	34,301
Emerald Oil, Inc.*	4,501	23,585
Endeavour International Corp.*	859	4,450
Energen Corp.	19,500	879,255
Energy XXI Bermuda Ltd.	6,602	212,518
EPL Oil & Gas, Inc.*	8,536	192,487
Forest Oil Corp.*	36,193	242,131
Frontline Ltd.*	16,097	52,476
GasLog Ltd.	4,592	57,079
Gastar Exploration Ltd.*	18,130	21,937
Gevo, Inc.*	645	993

Green Plains Renewable Energy, Inc.*	7,515	$59,444
Gulfport Energy Corp.*	11,415	436,281
Halcon Resources Corp.*	4,359	30,164
Hallador Energy Co.	1,794	14,818
Harvest Natural Resources, Inc.*	11,187	101,466
Knightsbridge Tankers Ltd.	7,587	39,832
Magnum Hunter Resources Corp.*	29,478	117,617
Matador Resources Co.*	822	6,740
McMoRan Exploration Co.*	31,202	500,792
Midstates Petroleum Co., Inc.*	4,217	29,055
Miller Energy Resources, Inc.*	9,651	38,218
Nordic American Tankers Ltd.	16,565	144,944
PDC Energy, Inc.*	9,246	307,060
Penn Virginia Corp.	16,429	72,452
PetroQuest Energy, Inc.*	17,782	88,021
Quicksilver Resources, Inc.*	35,961	102,848
Renewable Energy Group, Inc.*	1,940	11,368
Resolute Energy Corp.*	14,795	120,283
REX American Resources Corp.*	1,607	30,999
Rex Energy Corp.*	13,348	173,791
Scorpio Tankers, Inc.*	16,000	113,760
SemGroup Corp., Class A*	13,070	510,776
Ship Finance International Ltd.	15,022	249,816
Stone Energy Corp.*	15,182	311,535
Swift Energy Co.*	13,135	202,148
Synergy Resources Corp.*	11,704	63,085
Teekay Corp.	15,000	481,500
Teekay Tankers Ltd., Class A	19,748	57,269
Triangle Petroleum Corp.*	13,894	83,225
Uranium Energy Corp.*	14,089	36,068
W&T Offshore, Inc.	9,881	158,392
Warren Resources, Inc.*	17,180	48,276
Western Refining, Inc.	7,321	206,379
Westmoreland Coal Co.*	3,405	31,803
WPX Energy, Inc.*	30,450	453,096
ZaZa Energy Corp.*	4,079	8,362

		9,132,065

Total Energy		46,677,522

Financials (22.9%)
Capital Markets (2.5%)
Apollo Investment Corp.	63,127	527,742
Arlington Asset Investment Corp., Class A	3,335	69,268
Artio Global Investors, Inc.	9,549	18,143
BlackRock Kelso Capital Corp.	22,069	222,014
Calamos Asset Management, Inc., Class A	5,505	58,188
Capital Southwest Corp.	926	92,257
CIFC Corp.*	2,057	16,456
Cowen Group, Inc., Class A*	27,468	67,297
Duff & Phelps Corp., Class A	7,087	110,699
Dundee Corp., Class A*	166,300	5,139,834
Evercore Partners, Inc., Class A	8,196	247,437
FBR & Co.*	10,893	42,156
Fidus Investment Corp.	3,670	60,371
Fifth Street Finance Corp.	32,056	334,024
FXCM, Inc., Class A	7,068	71,175
GFI Group, Inc.	20,100	65,124

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Gladstone Capital Corp.	6,644	$54,215
Gladstone Investment Corp.	7,538	52,464
Golub Capital BDC, Inc.	4,820	77,024
GSV Capital Corp.*	6,111	51,516
Harris & Harris Group, Inc.*	9,908	32,696
Hercules Technology Growth Capital, Inc.	16,309	181,519
HFF, Inc., Class A	1,562	23,274
Horizon Technology Finance Corp.	2,277	33,905
ICG Group, Inc.*	10,477	119,752
INTL FCStone, Inc.*	4,322	75,246
Investment Technology Group, Inc.*	11,600	104,400
JMP Group, Inc.	5,208	31,613
KBW, Inc.	10,909	166,908
KCAP Financial, Inc.	6,668	61,279
Knight Capital Group, Inc., Class A*	55,585	195,103
Main Street Capital Corp.	8,224	250,914
Manning & Napier, Inc.	4,252	53,575
MCG Capital Corp.	24,219	111,407
Medallion Financial Corp.	5,576	65,462
Medley Capital Corp.	8,528	124,168
MVC Capital, Inc.	7,584	92,146
New Mountain Finance Corp.	5,128	76,407
NGP Capital Resources Co.	6,765	48,843
OFS Capital Corp.*	1,072	14,676
Oppenheimer Holdings, Inc., Class A	3,288	56,784
PennantPark Investment Corp.	20,083	220,813
Piper Jaffray Cos., Inc.*	4,677	150,272
Prospect Capital Corp.	58,409	634,906
Pzena Investment Management, Inc., Class A	1,067	5,762
Safeguard Scientifics, Inc.*	6,590	97,202
Solar Capital Ltd.	11,752	280,990
Solar Senior Capital Ltd.	2,865	53,461
Stellus Capital Investment Corp.	800	13,104
Stifel Financial Corp.*	8,506	271,937
SWS Group, Inc.*	9,363	49,530
TCP Capital Corp.	1,838	27,092
THL Credit, Inc.	4,270	63,153
TICC Capital Corp.	12,599	127,502
Triangle Capital Corp.	8,664	220,845
Value Partners Group Ltd.	4,534,000	3,043,631
Virtus Investment Partners, Inc.*	898	108,604
Walter Investment Management Corp.*	10,999	473,177
WisdomTree Investments, Inc.*	190,000	1,162,800

		16,302,262

Commercial Banks (5.1%)
1st Source Corp.	4,607	101,769
1st United Bancorp, Inc./Florida	9,755	60,969
Access National Corp.	2,260	29,380
Alliance Financial Corp./New York	1,515	65,918
American National Bankshares, Inc.	2,430	49,062
Ameris Bancorp*	7,430	92,801
Ames National Corp.	2,541	55,648

Arrow Financial Corp.	2,937	$73,278
BancFirst Corp.	2,038	86,330
Banco Latinoamericano de Comercio Exterior S.A., Class E	8,968	193,350
Bancorp, Inc./Delaware*	8,990	98,620
BancorpSouth, Inc.	29,178	424,248
Bank of Kentucky Financial Corp.	1,811	44,786
Bank of Marin Bancorp/California	1,663	62,296
Bank of the Ozarks, Inc.	2,535	84,846
Banner Corp.	5,859	180,047
Bar Harbor Bankshares	1,235	41,558
BBCN Bancorp, Inc.	24,051	278,270
Berkshire Bancorp, Inc./New York	1,323	10,849
BOK Financial Corp.	13,200	718,872
Boston Private Financial Holdings, Inc.	24,112	217,249
Bridge Bancorp, Inc.	2,686	54,633
Bridge Capital Holdings*	2,204	34,294
Bryn Mawr Bank Corp.	3,616	80,528
BSB Bancorp, Inc./Massachusetts*	2,625	32,104
C&F Financial Corp.	1,006	39,174
Camden National Corp.	2,371	80,543
Capital Bank Financial Corp., Class A*	1,444	24,649
Capital City Bank Group, Inc.*	3,356	38,158
Cardinal Financial Corp.	8,978	146,072
Cascade Bancorp*	1,868	11,694
Cathay General Bancorp	219,323	4,276,798
Center Bancorp, Inc.	3,815	44,178
Centerstate Banks, Inc.	9,448	80,591
Central Pacific Financial Corp.*	6,790	105,856
Century Bancorp, Inc./Massachusetts, Class A	1,077	35,487
Chemical Financial Corp.	38,656	918,467
Citizens & Northern Corp.	3,753	70,932
Citizens Republic Bancorp, Inc.*	12,393	235,095
City Holding Co.	4,595	160,136
CNB Financial Corp./Pennsylvania	3,882	63,587
CoBiz Financial, Inc.	10,020	74,849
Columbia Banking System, Inc.	12,212	219,083
Community Bank System, Inc.	12,329	337,321
Community Trust Bancorp, Inc.	4,322	141,675
Crescent Financial Bancshares, Inc.*	755	3,465
CVB Financial Corp.	27,526	286,270
Eagle Bancorp, Inc.*	5,302	105,881
East West Bancorp, Inc.	177,000	3,803,730
Enterprise Bancorp, Inc./Massachusetts	1,806	29,835
Enterprise Financial Services Corp.	5,652	73,872
F.N.B. Corp./Pennsylvania	43,594	462,968
Farmers National Banc Corp.	5,773	35,793
Fidelity Southern Corp.*	3,098	29,586
Financial Institutions, Inc.	4,164	77,575
First Bancorp, Inc./Maine	2,757	45,408
First Bancorp/North Carolina	4,799	61,523

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

First BanCorp/Puerto Rico*	21,908	$100,339
First Busey Corp.	21,807	101,403
First California Financial Group, Inc.*	7,140	55,121
First Commonwealth Financial Corp.	32,440	221,241
First Community Bancshares, Inc./Virginia	4,921	78,588
First Connecticut Bancorp, Inc./Connecticut	5,794	79,667
First Financial Bancorp	18,479	270,163
First Financial Bankshares, Inc.	9,787	381,791
First Financial Corp./Indiana	3,512	106,203
First Interstate Bancsystem, Inc.	5,058	78,045
First Merchants Corp.	8,917	132,328
First Midwest Bancorp, Inc./Illinois	22,994	287,885
First of Long Island Corp.	2,486	70,403
FirstMerit Corp.	33,940	481,609
FNB United Corp.*	746	8,654
German American Bancorp, Inc.	3,891	84,513
Glacier Bancorp, Inc.	22,384	329,269
Great Southern Bancorp, Inc.	3,160	80,422
Guaranty Bancorp*	23,485	45,796
Hancock Holding Co.	23,620	749,699
Hanmi Financial Corp.*	9,397	127,705
Heartland Financial USA, Inc.	4,572	119,558
Heritage Commerce Corp.*	6,476	45,202
Heritage Financial Corp./Washington	4,455	65,444
Heritage Oaks Bancorp*	6,261	36,314
Home BancShares, Inc./Arkansas	6,700	221,234
HomeTrust Bancshares, Inc.*	6,287	84,937
Horizon Bancorp/Indiana	1,759	34,564
Hudson Valley Holding Corp.	4,600	71,622
IBERIABANK Corp.	9,247	454,213
Independent Bank Corp./Massachusetts	6,687	193,589
International Bancshares Corp.	16,299	294,197
Investors Bancorp, Inc.	11,512	204,683
Lakeland Bancorp, Inc.	8,450	86,021
Lakeland Financial Corp.	5,117	132,223
MainSource Financial Group, Inc.	6,287	79,656
MB Financial, Inc.	16,874	333,261
Mercantile Bank Corp.	2,693	44,434
Merchants Bancshares, Inc.	1,627	43,555
Metro Bancorp, Inc.*	4,515	59,688
MetroCorp Bancshares, Inc.*	4,989	54,829
Middleburg Financial Corp.	1,652	29,174
MidSouth Bancorp, Inc.	2,589	42,330
MidWestOne Financial Group, Inc.	2,128	43,645
National Bank Holdings Corp., Class A	849	16,122
National Bankshares, Inc./Virginia	2,145	69,477
National Penn Bancshares, Inc.	38,309	357,040
NBT Bancorp, Inc.	10,299	208,761
Northrim BanCorp, Inc.	1,988	45,028
Old National Bancorp/Indiana	31,144	369,679
OmniAmerican Bancorp, Inc.*	3,566	82,482

Oriental Financial Group, Inc.	61,249	$817,674
Pacific Continental Corp.	5,719	55,646
Pacific Mercantile Bancorp*	3,279	20,625
PacWest Bancorp	9,237	228,893
Park National Corp.	3,541	228,855
Park Sterling Corp.*	12,924	67,593
Peapack-Gladstone Financial Corp.	2,290	32,243
Penns Woods Bancorp, Inc.	1,148	42,947
Peoples Bancorp, Inc./Ohio	14,633	298,952
Pinnacle Financial Partners, Inc.*	10,723	202,021
Preferred Bank/California*	3,679	52,242
PrivateBancorp, Inc.	18,751	287,265
Prosperity Bancshares, Inc.	14,751	619,542
Renasant Corp.	7,608	145,617
Republic Bancorp, Inc./Kentucky, Class A	3,141	66,369
S&T Bancorp, Inc.	8,791	158,853
Sandy Spring Bancorp, Inc.	7,511	145,864
SCBT Financial Corp.	4,756	191,096
Seacoast Banking Corp. of Florida*	22,938	36,930
Sierra Bancorp	3,648	41,697
Simmons First National Corp., Class A	5,204	131,973
Southside Bancshares, Inc.	5,319	112,018
Southwest Bancorp, Inc./Oklahoma*	5,945	66,584
State Bank Financial Corp.	10,007	158,911
StellarOne Corp.	7,154	101,158
Sterling Bancorp/New York	9,549	86,991
Sterling Financial Corp./Washington	8,301	173,325
Suffolk Bancorp*	2,937	38,475
Sun Bancorp, Inc./New Jersey*	11,815	41,825
Susquehanna Bancshares, Inc.	58,205	609,988
SY Bancorp, Inc.	3,828	85,824
Taylor Capital Group, Inc.*	5,153	93,012
Texas Capital Bancshares, Inc.*	1,603	71,846
Tompkins Financial Corp.	3,179	126,016
TowneBank/Virginia	8,310	128,722
Trico Bancshares	5,009	83,901
Trustmark Corp.	20,222	454,186
UMB Financial Corp.	10,085	442,126
Umpqua Holdings Corp.	34,397	405,541
Union First Market Bankshares Corp.	6,276	98,973
United Bankshares, Inc./West Virginia	12,961	315,212
United Community Banks, Inc./Georgia*	12,694	119,577
Univest Corp. of Pennsylvania	5,171	88,424
Virginia Commerce Bancorp, Inc.*	8,555	76,567
Washington Banking Co.	4,817	65,608
Washington Trust Bancorp, Inc.	4,364	114,817
Webster Financial Corp.	22,274	457,731
WesBanco, Inc.	7,369	163,739
West Bancorp, Inc.	4,792	51,658
West Coast Bancorp/Oregon	5,949	131,770
Westamerica Bancorp	3,879	165,207
Western Alliance Bancorp*	22,126	232,987

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Wilshire Bancorp, Inc.*	19,352	$113,596
Wintrust Financial Corp.	11,264	413,389

		32,848,363

Consumer Finance (0.6%)
Asset Acceptance Capital Corp.*	4,994	22,473
Asta Funding, Inc.	1,994	18,963
Cash America International, Inc.	5,220	207,077
DFC Global Corp.*	2,851	52,772
Encore Capital Group, Inc.*	1,472	45,073
EZCORP, Inc., Class A*	150,624	2,991,393
First Marblehead Corp.*	18,704	14,531
Nelnet, Inc., Class A	7,411	220,774
Nicholas Financial, Inc.	3,064	37,993

		3,611,049

Diversified Financial Services (2.2%)
California First National Bancorp	727	10,869
CBOE Holdings, Inc.	18,000	530,280
Gain Capital Holdings, Inc.	4,693	19,194
Marlin Business Services Corp.	2,469	49,528
MicroFinancial, Inc.	1,643	11,961
NewStar Financial, Inc.*	8,167	114,420
Onex Corp.	149,000	6,298,230
PHH Corp.*	17,398	395,804
PICO Holdings, Inc.*	6,981	141,505
Resource America, Inc., Class A	3,553	23,699
Texas Pacific Land Trust	119,300	6,374,199

		13,969,689

Insurance (4.0%)
Alterra Capital Holdings Ltd.	26,457	745,823
American Equity Investment Life Holding Co.	18,324	223,736
American Safety Insurance Holdings Ltd.*	2,471	46,751
AMERISAFE, Inc.*	5,586	152,218
Amtrust Financial Services, Inc.	89,765	2,575,358
Argo Group International Holdings Ltd.	7,834	263,144
Arthur J. Gallagher & Co.	18,500	641,025
Aspen Insurance Holdings Ltd.	44,500	1,427,560
Baldwin & Lyons, Inc., Class B	2,781	66,355
Citizens, Inc./Texas*	12,020	132,821
CNO Financial Group, Inc.	61,758	576,202
Crawford & Co., Class B	8,117	64,774
Donegal Group, Inc., Class A	2,142	30,074
Eastern Insurance Holdings, Inc.	1,949	33,289
EMC Insurance Group, Inc.	1,239	29,587
Employers Holdings, Inc.	7,864	161,841
Enstar Group Ltd.*	2,565	287,229
FBL Financial Group, Inc., Class A	2,763	94,522
First American Financial Corp.	29,839	718,821
Fortegra Financial Corp.*	1,954	17,371
Global Indemnity plc*	3,001	66,412
Greenlight Capital Reinsurance Ltd., Class A*	125,970	2,907,388
Hallmark Financial Services*	4,181	39,260
Hanover Insurance Group, Inc.	34,600	1,340,404
HCC Insurance Holdings, Inc.	14,700	546,987
Hilltop Holdings, Inc.*	12,294	166,461

Homeowners Choice, Inc.	1,799	$37,401
Horace Mann Educators Corp.	12,426	248,023
Independence Holding Co.	2,379	22,648
Infinity Property & Casualty Corp.	3,625	211,120
Investors Title Co.	356	21,360
Kansas City Life Insurance Co.	1,304	49,761
Maiden Holdings Ltd.	15,452	142,004
Meadowbrook Insurance Group, Inc.	14,806	85,579
Montpelier Reinsurance Holdings Ltd.	64,977	1,485,374
National Financial Partners Corp.*	12,542	214,970
National Interstate Corp.	1,857	53,519
National Western Life Insurance Co., Class A	657	103,635
Navigators Group, Inc.*	1,810	92,437
Old Republic International Corp.	113,000	1,203,450
OneBeacon Insurance Group Ltd., Class A	6,869	95,479
Phoenix Cos., Inc.*	1,688	41,744
Platinum Underwriters Holdings Ltd.	10,123	465,658
Primerica, Inc.	13,652	409,696
Protective Life Corp.	91,000	2,600,780
RLI Corp.	9,946	643,108
Safety Insurance Group, Inc.	3,971	183,341
SeaBright Holdings, Inc.	5,996	66,376
Selective Insurance Group, Inc.	16,807	323,871
StanCorp Financial Group, Inc.	35,700	1,309,119
State Auto Financial Corp.	4,033	60,253
Stewart Information Services Corp.	5,734	149,084
Symetra Financial Corp.	23,721	307,898
Tower Group, Inc.	5,119	90,965
United Fire Group, Inc.	6,174	134,840
Universal Insurance Holdings, Inc.	5,661	24,795
Validus Holdings Ltd.	35,000	1,210,300

		25,444,001

Real Estate Investment Trusts (REITs) (5.9%)
AG Mortgage Investment Trust, Inc. (REIT)	7,885	185,140
Agree Realty Corp. (REIT)	4,007	107,348
Alexander’s, Inc. (REIT)	685	226,598
American Assets Trust, Inc. (REIT)	10,835	302,622
American Capital Mortgage Investment Corp. (REIT)	12,308	290,100
American Realty Capital Trust, Inc. (REIT)	50,476	582,998
AmREIT, Inc. (REIT), Class B	955	16,378
Anworth Mortgage Asset Corp. (REIT)	45,217	261,354
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,177	132,713
Apollo Residential Mortgage, Inc. (REIT)	6,932	139,957
Ares Commercial Real Estate Corp. (REIT)	2,418	39,704

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

ARMOUR Residential REIT, Inc. (REIT)	94,784	$613,252
Ashford Hospitality Trust, Inc. (REIT)	17,138	180,120
Associated Estates Realty Corp. (REIT)	9,176	147,917
Campus Crest Communities, Inc. (REIT)	11,502	141,015
CapLease, Inc. (REIT)	21,940	122,206
Capstead Mortgage Corp. (REIT)	33,164	380,391
Cedar Realty Trust, Inc. (REIT)	19,310	101,957
Chatham Lodging Trust (REIT)	4,414	67,887
Chesapeake Lodging Trust (REIT)	12,595	262,984
Colonial Properties Trust (REIT)	27,787	593,808
Colony Financial, Inc. (REIT)	15,060	293,670
Coresite Realty Corp. (REIT)	3,250	89,895
Cousins Properties, Inc. (REIT)	29,501	246,333
CreXus Investment Corp. (REIT)	23,120	283,220
CubeSmart (REIT)	38,743	564,486
CYS Investments, Inc. (REIT)	56,882	671,776
DCT Industrial Trust, Inc. (REIT)	78,122	507,012
DiamondRock Hospitality Co. (REIT)	59,016	531,144
DuPont Fabros Technology, Inc. (REIT)	10,432	252,037
Dynex Capital, Inc. (REIT)	19,287	182,069
EastGroup Properties, Inc. (REIT)	894	48,106
Education Realty Trust, Inc. (REIT)	35,660	379,422
EPR Properties (REIT)	15,016	692,388
Equity Lifestyle Properties, Inc. (REIT)	80,000	5,383,200
Equity One, Inc. (REIT)	17,851	375,050
Excel Trust, Inc. (REIT)	12,550	159,009
FelCor Lodging Trust, Inc. (REIT)*	16,127	75,313
First Industrial Realty Trust, Inc. (REIT)*	30,918	435,325
First Potomac Realty Trust (REIT)	16,521	204,200
Franklin Street Properties Corp. (REIT)	23,546	289,851
Getty Realty Corp. (REIT)	8,338	150,584
Gladstone Commercial Corp. (REIT)	4,194	75,282
Glimcher Realty Trust (REIT)	5,010	55,561
Government Properties Income Trust (REIT)	14,220	340,853
Gramercy Capital Corp./New York (REIT)*	15,268	44,888
Gyrodyne Co. of America, Inc. (REIT)	107	7,710
Healthcare Realty Trust, Inc. (REIT)	27,527	660,923
Hersha Hospitality Trust (REIT)	54,605	273,025
Highwoods Properties, Inc. (REIT)	4,814	161,028
Hudson Pacific Properties, Inc. (REIT)	11,919	251,014

Inland Real Estate Corp. (REIT)	14,485	$121,384
Invesco Mortgage Capital, Inc. (REIT)	37,188	732,975
Investors Real Estate Trust (REIT)	29,518	257,692
iStar Financial, Inc. (REIT)*	26,060	212,389
JAVELIN Mortgage Investment Corp. (REIT)	1,177	22,469
Kite Realty Group Trust (REIT)	20,810	116,328
LaSalle Hotel Properties (REIT)	26,981	685,048
Lexington Realty Trust (REIT)	41,627	435,002
LTC Properties, Inc. (REIT)	7,840	275,890
Medical Properties Trust, Inc. (REIT)	43,228	517,007
Monmouth Real Estate Investment Corp. (REIT), Class A	7,600	78,736
New York Mortgage Trust, Inc. (REIT)	15,729	99,407
NorthStar Realty Finance Corp. (REIT)	49,053	345,333
One Liberty Properties, Inc. (REIT)	3,898	79,090
Parkway Properties, Inc./Maryland (REIT)	5,388	75,378
Pebblebrook Hotel Trust (REIT)	18,139	419,011
Pennsylvania Real Estate Investment Trust (REIT)	17,781	313,657
PennyMac Mortgage Investment Trust (REIT)	18,141	458,786
Potlatch Corp. (REIT)	5,088	199,399
PS Business Parks, Inc. (REIT)	1,247	81,030
RAIT Financial Trust (REIT)	15,415	87,095
Ramco-Gershenson Properties Trust (REIT)	14,790	196,855
Redwood Trust, Inc. (REIT)	25,291	427,165
Resource Capital Corp. (REIT)	32,072	179,603
Retail Opportunity Investments Corp. (REIT)	15,474	198,996
RLJ Lodging Trust (REIT)	34,009	658,754
Rouse Properties, Inc. (REIT)	295,969	5,007,795
Ryman Hospitality Properties (REIT)	2,948	113,380
Sabra Health Care REIT, Inc. (REIT)	11,911	258,707
Select Income REIT (REIT)	3,303	81,815
Sovran Self Storage, Inc. (REIT)	1,047	65,019
Spirit Realty Capital, Inc. (REIT)	6,644	118,130
STAG Industrial, Inc. (REIT)	10,217	183,600
Strategic Hotels & Resorts, Inc. (REIT)*	9,312	59,597
Summit Hotel Properties, Inc. (REIT)	12,544	119,168
Sunstone Hotel Investors, Inc. (REIT)*	42,429	454,415
Terreno Realty Corp. (REIT)	4,585	70,792
Two Harbors Investment Corp. (REIT)	90,983	1,008,092
UMH Properties, Inc. (REIT)	4,039	41,723
Universal Health Realty Income Trust (REIT)	1,765	89,327

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Urstadt Biddle Properties, Inc. (REIT), Class A	2,341	$46,071
Washington Real Estate Investment Trust (REIT)	14,798	386,968
Western Asset Mortgage Capital Corp. (REIT)	5,999	118,600
Whitestone REIT (REIT)	5,185	72,849
Winthrop Realty Trust (REIT)	309,683	3,421,997

		37,573,347

Real Estate Management & Development (1.6%)
AV Homes, Inc.*	3,128	44,480
Consolidated-Tomoka Land Co.	1,349	41,832
Forestar Group, Inc.*	10,730	185,951
Howard Hughes Corp.*	130,000	9,492,600
Kennedy-Wilson Holdings, Inc.	13,167	184,075
Thomas Properties Group, Inc.	9,995	54,073

		10,003,011

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	26,820	251,035
Bank Mutual Corp.	13,272	57,070
BankFinancial Corp.	5,799	43,029
Beneficial Mutual Bancorp, Inc.*	9,361	88,929
Berkshire Hills Bancorp, Inc.	7,388	176,278
BofI Holding, Inc.*	3,240	90,299
Brookline Bancorp, Inc.	22,042	187,357
Cape Bancorp, Inc.	3,506	30,467
Charter Financial Corp./Georgia	2,120	22,472
Clifton Savings Bancorp, Inc.	2,253	25,391
Dime Community Bancshares, Inc.	9,849	136,803
Doral Financial Corp.*	40,234	29,133
ESB Financial Corp.	3,297	45,729
ESSA Bancorp, Inc.	1,874	20,408
EverBank Financial Corp.	7,332	109,320
Farmer Mac, Class C	3,037	98,702
First Defiance Financial Corp.	3,019	57,935
First Federal Bancshares of Arkansas, Inc.*	642	6,259
First Financial Holdings, Inc.	5,220	68,278
First Financial Northwest, Inc.*	4,928	37,206
First PacTrust Bancorp, Inc.	3,310	40,614
Flushing Financial Corp.	9,833	150,838
Fox Chase Bancorp, Inc.	3,875	64,519
Franklin Financial Corp./Virginia	4,428	73,416
Heritage Financial Group, Inc.	2,372	32,710
Hingham Institution for Savings	383	23,976
Home Bancorp, Inc.*	2,262	41,281
Home Federal Bancorp, Inc./Idaho	4,735	58,856
Home Loan Servicing Solutions Ltd.	8,866	167,567
HomeStreet, Inc.*	2,664	68,065
Kearny Financial Corp.	4,984	48,594
Meridian Interstate Bancorp, Inc.*	2,613	43,846
MGIC Investment Corp.*	57,333	152,506
NASB Financial, Inc.*	1,317	28,144
Northfield Bancorp, Inc./New Jersey	4,638	70,730
Northwest Bancshares, Inc.	30,074	365,098

OceanFirst Financial Corp.	4,591	$63,126
Ocwen Financial Corp.*	31,119	1,076,406
Oritani Financial Corp.	9,438	144,590
Peoples Federal Bancshares, Inc.	1,951	33,928
Provident Financial Holdings, Inc.	2,786	48,755
Provident Financial Services, Inc.	18,530	276,468
Provident New York Bancorp	11,718	109,095
Radian Group, Inc.	41,331	252,532
Rockville Financial, Inc.	8,960	115,584
Roma Financial Corp.	2,126	32,145
SI Financial Group, Inc.	3,377	38,836
Simplicity Bancorp, Inc.	2,740	40,963
Territorial Bancorp, Inc.	3,460	79,061
Tree.com, Inc.	687	12,387
TrustCo Bank Corp./New York	163,430	862,910
United Financial Bancorp, Inc.	4,730	74,356
ViewPoint Financial Group, Inc.	10,807	226,299
Walker & Dunlop, Inc.*	3,720	61,975
Waterstone Financial, Inc.*	2,252	17,566
Westfield Financial, Inc.	5,899	42,650
WSFS Financial Corp.	2,398	101,316

		6,723,808

Total Financials		146,475,530

Health Care (2.4%)
Biotechnology (0.2%)
Agenus, Inc.*	2,706	11,095
AMAG Pharmaceuticals, Inc.*	1,416	20,829
Arena Pharmaceuticals, Inc.*	7,645	68,958
Astex Pharmaceuticals*	29,106	84,698
AVEO Pharmaceuticals, Inc.*	956	7,696
Codexis, Inc.*	8,084	17,866
Curis, Inc.*	5,577	19,129
Cytori Therapeutics, Inc.*	3,143	8,863
Dynavax Technologies Corp.*	6,309	18,044
Emergent Biosolutions, Inc.*	6,494	104,164
Enzon Pharmaceuticals, Inc.	13,296	58,901
Geron Corp.*	40,989	57,794
GTx, Inc.*	1,491	6,262
Idenix Pharmaceuticals, Inc.*	2,703	13,110
Immunogen, Inc.*	5,888	75,072
Intercept Pharmaceuticals, Inc.*	148	5,068
InterMune, Inc.*	8,963	86,851
KYTHERA Biopharmaceuticals, Inc.*	133	4,035
Lexicon Pharmaceuticals, Inc.*	36,342	80,679
Maxygen, Inc.	8,454	20,797
Momenta Pharmaceuticals, Inc.*	9,046	106,562
NPS Pharmaceuticals, Inc.*	9,091	82,728
PDL BioPharma, Inc.	6,082	42,878
Repligen Corp.*	1,026	6,454
Rigel Pharmaceuticals, Inc.*	4,675	30,388
Targacept, Inc.*	8,466	37,081
Tesaro, Inc.*	199	3,373
Vical, Inc.*	1,635	4,758
XOMA Corp.*	2,363	5,659

		1,089,792

Health Care Equipment & Supplies (1.5%)
Alphatec Holdings, Inc.*	16,874	27,842
AngioDynamics, Inc.*	7,118	78,227

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

ArthroCare Corp.*	1,517	$52,473
Cerus Corp.*	2,125	6,715
CONMED Corp.	8,764	244,954
CryoLife, Inc.	8,280	51,584
Cynosure, Inc., Class A*	1,520	36,647
Derma Sciences, Inc.*	2,711	30,119
Exactech, Inc.*	2,085	35,341
Globus Medical, Inc., Class A*	574	6,021
Greatbatch, Inc.*	7,356	170,953
Hill-Rom Holdings, Inc.	28,100	800,850
ICU Medical, Inc.*	385	23,458
Integra LifeSciences Holdings Corp.*	2,578	100,465
Invacare Corp.	9,597	156,431
Merit Medical Systems, Inc.*	12,477	173,430
Natus Medical, Inc.*	3,614	40,405
NuVasive, Inc.*	10,021	154,925
Orthofix International N.V.*	1,191	46,842
Palomar Medical Technologies, Inc.*	5,942	54,726
PhotoMedex, Inc.*	644	9,344
Rochester Medical Corp.*	345,433	3,481,965
Rockwell Medical Technologies, Inc.*	487	3,920
RTI Biologics, Inc.*	16,344	69,789
Solta Medical, Inc.*	20,337	54,300
STERIS Corp.	32,194	1,118,098
SurModics, Inc.*	2,817	62,988
Symmetry Medical, Inc.*	8,063	84,823
Teleflex, Inc.	18,000	1,283,580
Tornier N.V.*	1,430	24,010
West Pharmaceutical Services, Inc.	16,858	922,975
Wright Medical Group, Inc.*	12,036	252,636
Young Innovations, Inc.	902	35,548
Zeltiq Aesthetics, Inc.*	3,151	14,589

		9,710,973

Health Care Providers & Services (0.5%)
Almost Family, Inc.	2,594	52,554
Amedisys, Inc.*	9,180	103,459
AMN Healthcare Services, Inc.*	5,759	66,516
Amsurg Corp.*	6,579	197,436
Assisted Living Concepts, Inc., Class A	5,990	58,402
BioScrip, Inc.*	10,025	107,969
Capital Senior Living Corp.*	1,278	23,886
Chindex International, Inc.*	3,603	37,831
Cross Country Healthcare, Inc.*	7,885	37,848
Ensign Group, Inc.	2,045	55,604
ExamWorks Group, Inc.*	7,243	101,330
Five Star Quality Care, Inc.*	12,887	64,564
Gentiva Health Services, Inc.*	9,274	93,204
Hanger, Inc.*	10,502	287,335
HealthSouth Corp.*	4,571	96,494
Healthways, Inc.*	10,197	109,108
Kindred Healthcare, Inc.*	16,067	173,845
LHC Group, Inc.*	4,371	93,102
Magellan Health Services, Inc.*	7,971	390,579
Molina Healthcare, Inc.*	8,432	228,170
National Healthcare Corp.	3,192	150,088
Owens & Minor, Inc.	2,919	83,221

PDI, Inc.*	2,798	$21,265
PharMerica Corp.*	8,950	127,448
Providence Service Corp.*	3,006	51,072
Select Medical Holdings Corp.	10,649	100,420
Skilled Healthcare Group, Inc., Class A*	496	3,159
Sunrise Senior Living, Inc.*	3,597	51,725
Triple-S Management Corp., Class B*	5,884	108,677
Universal American Corp.	11,458	98,424
Vanguard Health Systems, Inc.*	1,045	12,801
WellCare Health Plans, Inc.*	6,859	333,965

		3,521,501

Health Care Technology (0.1%)
Epocrates, Inc.*	164	1,446
Greenway Medical Technologies*	583	8,955
MedAssets, Inc.*	11,929	200,049
Merge Healthcare, Inc.*	4,306	10,636
Omnicell, Inc.*	9,292	138,172
Vocera Communications, Inc.*	1,267	31,802

		391,060

Life Sciences Tools & Services (0.0%)
Affymetrix, Inc.*	21,611	68,507
Cambrex Corp.*	4,525	51,495
Harvard Bioscience, Inc.*	6,632	29,048
Pacific Biosciences of California, Inc.*	11,482	19,519
Sequenom, Inc.*	8,661	40,880

		209,449

Pharmaceuticals (0.1%)
AVANIR Pharmaceuticals, Inc., Class A*	2,804	7,375
Cornerstone Therapeutics, Inc.*	2,430	11,494
Cumberland Pharmaceuticals, Inc.*	1,658	6,964
Hi-Tech Pharmacal Co., Inc.	2,099	73,423
Horizon Pharma, Inc.*	4,259	9,924
Lannett Co., Inc.*	4,964	24,621
Nektar Therapeutics*	10,498	77,790
Supernus Pharmaceuticals, Inc.*	1,065	7,636
Transcept Pharmaceuticals, Inc.*	3,412	15,183
ViroPharma, Inc.*	20,504	466,671
XenoPort, Inc.*	1,760	13,675

		714,756

Total Health Care		15,637,531

Industrials (17.7%)
Aerospace & Defense (0.8%)
AAR Corp.	94,265	1,760,870
Aerovironment, Inc.*	2,207	47,980
American Science & Engineering, Inc.	2,069	134,919
API Technologies Corp.*	10,146	29,829
Cubic Corp.	2,307	110,667
Curtiss-Wright Corp.	14,466	474,919
DigitalGlobe, Inc.*	3,516	85,931
Esterline Technologies Corp.*	9,431	599,906
GenCorp, Inc.*	4,015	36,737

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

GeoEye, Inc.*	4,570	$140,436
KEYW Holding Corp.*	4,354	55,252
Kratos Defense & Security Solutions, Inc.*	12,025	60,486
LMI Aerospace, Inc.*	2,470	47,770
Moog, Inc., Class A*	12,293	504,382
National Presto Industries, Inc.	1,350	93,285
Orbital Sciences Corp.*	18,083	249,003
SIFCO Industries, Inc.	398	6,269
Sypris Solutions, Inc.	943	3,734
Teledyne Technologies, Inc.*	7,393	481,063

		4,923,438

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	16,311	65,407
Atlas Air Worldwide Holdings, Inc.*	8,154	361,304
Pacer International, Inc.*	8,748	34,117
Park-Ohio Holdings Corp.*	52	1,108

		461,936

Airlines (0.3%)
Alaska Air Group, Inc.*	1,198	51,622
Hawaiian Holdings, Inc.*	7,278	47,816
JetBlue Airways Corp.*	72,176	412,125
Republic Airways Holdings, Inc.*	6,861	38,971
SkyWest, Inc.	94,490	1,177,345

		1,727,879

Building Products (1.3%)
A.O. Smith Corp.	18,028	1,137,026
Ameresco, Inc., Class A*	1,582	15,519
American Woodmark Corp.*	9,860	274,305
Apogee Enterprises, Inc.	75,797	1,816,854
Gibraltar Industries, Inc.*	86,286	1,373,673
Griffon Corp.	14,173	162,423
Insteel Industries, Inc.	5,029	62,762
NCI Building Systems, Inc.*	5,720	79,508
PGT, Inc.*	2,782	12,519
Quanex Building Products Corp.	11,156	227,694
Simpson Manufacturing Co., Inc.	45,929	1,506,012
Universal Forest Products, Inc.	52,036	1,979,450

		8,647,745

Commercial Services & Supplies (2.4%)
A.T. Cross Co., Class A*	223	2,404
ABM Industries, Inc.	16,382	326,821
ACCO Brands Corp.*	18,780	137,845
American Reprographics Co.*	9,170	23,475
Casella Waste Systems, Inc., Class A*	10,334	45,263
CECO Environmental Corp.	555	5,522
Cenveo, Inc.*	15,837	42,760
CompX International, Inc.	248	3,455
Consolidated Graphics, Inc.*	2,286	79,827
Courier Corp.	2,869	31,559
Deluxe Corp.	5,244	169,066
EnergySolutions, Inc.*	18,056	56,335
EnerNOC, Inc.*	4,608	54,144
Ennis, Inc.	7,643	118,237
G&K Services, Inc., Class A	5,884	200,939

GEO Group, Inc.	21,788	$614,422
HNI Corp.	764	22,966
Intersections, Inc.	890	8,437
Kimball International, Inc., Class B	10,081	117,040
Knoll, Inc.	4,574	70,257
McGrath RentCorp	25,043	726,748
Metalico, Inc.*	12,664	24,821
Mine Safety Appliances Co.	25,800	1,101,918
Mobile Mini, Inc.*	216,790	4,515,736
Multi-Color Corp.	3,871	92,865
NL Industries, Inc.	1,938	22,190
Performant Financial Corp.*	1,059	10,696
Quad/Graphics, Inc.	7,854	160,143
Schawk, Inc.	50,898	669,818
Steelcase, Inc., Class A	20,185	257,157
Swisher Hygiene, Inc.*	35,120	61,460
Sykes Enterprises, Inc.*	12,003	182,686
Team, Inc.*	125,000	4,755,000
Tetra Tech, Inc.*	3,602	95,273
TMS International Corp., Class A*	1,945	24,351
TRC Cos., Inc.*	774	4,505
U.S. Ecology, Inc.	2,093	49,269
UniFirst Corp.	4,482	328,620
United Stationers, Inc.	11,675	361,808
Viad Corp.	6,160	167,306

		15,743,144

Construction & Engineering (1.5%)
Aegion Corp.*	10,495	232,884
Argan, Inc.	2,353	42,354
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	48,000	2,224,800
Comfort Systems USA, Inc.	7,921	96,319
Dycom Industries, Inc.*	1,398	27,681
EMCOR Group, Inc.	46,735	1,617,498
Furmanite Corp.*	396,624	2,129,871
Granite Construction, Inc.	72,349	2,432,373
Great Lakes Dredge & Dock Corp.	16,482	147,184
Layne Christensen Co.*	6,094	147,901
Michael Baker Corp.	2,649	66,040
MYR Group, Inc.*	2,885	64,191
Northwest Pipe Co.*	2,912	69,480
Orion Marine Group, Inc.*	8,610	62,939
Pike Electric Corp.	5,178	49,450
Primoris Services Corp.	6,836	102,814
Sterling Construction Co., Inc.*	4,610	45,824
Tutor Perini Corp.*	10,887	149,152

		9,708,755

Electrical Equipment (0.8%)
American Superconductor Corp.*	11,080	29,030
Belden, Inc.	1,485	66,810
Brady Corp., Class A	52,551	1,755,203
Encore Wire Corp.	4,979	150,914
EnerSys, Inc.*	11,391	428,643
Enphase Energy, Inc.*	687	2,508
Franklin Electric Co., Inc.	15,748	979,053
FuelCell Energy, Inc.*	35,107	32,193
Generac Holdings, Inc.	4,127	141,597

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

General Cable Corp.*	8,500	$258,485
Global Power Equipment Group, Inc.	5,413	92,833
II-VI, Inc.*	2,497	45,620
LSI Industries, Inc.	6,042	42,354
Powell Industries, Inc.*	18,637	773,995
Preformed Line Products Co.	593	35,236
Vicor Corp.*	4,868	26,385

		4,860,859

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	26,500	1,557,140
Seaboard Corp.	95	240,338
Standex International Corp.	2,937	150,639

		1,948,117

Machinery (4.1%)
Accuride Corp.*	14,032	45,043
Actuant Corp., Class A	18,108	505,394
Alamo Group, Inc.	2,106	68,740
Albany International Corp., Class A	8,467	192,032
Altra Holdings, Inc.	3,843	84,738
American Railcar Industries, Inc.	2,838	90,050
Ampco-Pittsburgh Corp.	2,698	53,906
Astec Industries, Inc.	36,573	1,218,978
Barnes Group, Inc.	16,744	376,070
Briggs & Stratton Corp.	73,132	1,541,623
Cascade Corp.	2,686	172,710
CIRCOR International, Inc.	16,156	639,616
Colfax Corp.*	36,000	1,452,600
Columbus McKinnon Corp.*	5,880	97,138
Douglas Dynamics, Inc.	6,973	100,341
Dynamic Materials Corp.	2,611	36,293
Eastern Co.	1,855	29,346
Energy Recovery, Inc.*	12,977	44,122
EnPro Industries, Inc.*	34,449	1,408,964
ESCO Technologies, Inc.	5,618	210,169
Federal Signal Corp.*	17,287	131,554
Flow International Corp.*	11,645	40,757
FreightCar America, Inc.	3,751	84,097
Gardner Denver, Inc.	20,300	1,390,550
Graco, Inc.	18,900	973,161
Greenbrier Cos., Inc.*	6,999	113,174
Hardinge, Inc.	3,514	34,929
Hurco Cos., Inc.*	1,996	45,908
Hyster-Yale Materials Handling, Inc.	3,344	163,187
Kadant, Inc.*	3,664	97,133
Kaydon Corp.	40,955	980,053
Kennametal, Inc.	31,000	1,240,000
L.B. Foster Co., Class A	2,801	121,675
Lincoln Electric Holdings, Inc.	27,100	1,319,228
Lydall, Inc.*	5,415	77,651
Meritor, Inc.*	22,500	106,425
Met-Pro Corp.	4,094	39,671
Miller Industries, Inc.	3,480	53,070
Mueller Industries, Inc.	34,396	1,720,832
Mueller Water Products, Inc., Class A	16,917	94,904
Navistar International Corp.*	105,000	2,285,850

NN, Inc.*	5,283	$48,392
Nordson Corp.	10,000	631,200
Pentair Ltd. (Registered)	16,500	810,975
PMFG, Inc.*	6,474	58,849
Rexnord Corp.*	6,850	145,905
Robbins & Myers, Inc.	7,029	417,874
Trimas Corp.*	810	22,648
Trinity Industries, Inc.	61,900	2,217,258
Twin Disc, Inc.	2,640	46,015
Wabash National Corp.*	100,569	902,104
Watts Water Technologies, Inc., Class A	28,626	1,230,632

		26,013,534

Marine (0.6%)
Genco Shipping & Trading Ltd.*	10,001	34,904
International Shipholding Corp.	1,394	22,973
Kirby Corp.*	65,000	4,022,850
Rand Logistics, Inc.*	5,190	33,735

		4,114,462

Professional Services (0.4%)
CBIZ, Inc.*	11,584	68,461
CDI Corp.	3,366	57,659
CRA International, Inc.*	3,272	64,687
Dolan Co.*	9,594	37,321
Franklin Covey Co.*	1,316	16,976
FTI Consulting, Inc.*	12,937	426,921
GP Strategies Corp.*	451	9,313
Heidrick & Struggles International, Inc.	5,583	85,197
Hill International, Inc.*	6,290	23,021
Hudson Global, Inc.*	10,195	45,674
ICF International, Inc.*	6,104	143,078
Insperity, Inc.	24,600	800,976
Kelly Services, Inc., Class A	8,012	126,109
Kforce, Inc.	706	10,117
Korn/Ferry International*	14,765	234,173
Navigant Consulting, Inc.*	16,058	179,207
Pendrell Corp.*	48,225	61,246
Resources Connection, Inc.	13,170	157,250
RPX Corp.*	553	4,999
TrueBlue, Inc.*	3,444	54,243
VSE Corp.	1,288	31,569
WageWorks, Inc.*	822	14,632

		2,652,829

Road & Rail (2.5%)
Amerco, Inc.	2,638	334,525
Arkansas Best Corp.	7,416	70,823
Genesee & Wyoming, Inc., Class A*	74,700	5,683,176
Heartland Express, Inc.	3,184	41,615
Marten Transport Ltd.	4,852	89,228
Patriot Transportation Holding, Inc.*	1,931	54,898
Quality Distribution, Inc.*	4,202	25,212
Roadrunner Transportation Systems, Inc.*	1,953	35,427
Saia, Inc.*	223,100	5,158,072
Universal Truckload Services, Inc.	1,415	25,824
Vitran Corp., Inc.*‡	925,000	4,495,500

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Werner Enterprises, Inc.	1,852	$40,133
Zipcar, Inc.*	1,427	11,759

		16,066,192

Trading Companies & Distributors (2.6%)
Aceto Corp.	6,414	64,397
Aircastle Ltd.	18,520	232,241
Applied Industrial Technologies, Inc.	7,929	333,097
BlueLinx Holdings, Inc.*	5,870	16,495
CAI International, Inc.*	2,450	53,778
DXP Enterprises, Inc.*	109,400	5,368,258
Edgen Group, Inc.*	3,079	21,738
H&E Equipment Services, Inc.	4,006	60,370
Houston Wire & Cable Co.	3,531	43,325
Rush Enterprises, Inc., Class A*	227,158	4,695,356
SeaCube Container Leasing Ltd.	3,038	57,266
TAL International Group, Inc.	149,600	5,442,448
Willis Lease Finance Corp.*	1,430	20,463

		16,409,232

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	4,021	53,117

Total Industrials		113,331,239

Information Technology (4.6%)
Communications Equipment (0.7%)
Anaren, Inc.*	3,621	70,428
Arris Group, Inc.*	30,295	452,607
Aviat Networks, Inc.*	19,217	63,224
Aware, Inc.	744	4,077
Bel Fuse, Inc., Class B	3,278	64,085
Black Box Corp.	5,133	124,937
Calix, Inc.*	8,105	62,327
Ciena Corp.*	7,465	117,201
Comtech Telecommunications Corp.	5,434	137,915
Digi International, Inc.*	8,028	76,025
Emulex Corp.*	26,625	194,363
Finisar Corp.*	28,127	458,470
Globecomm Systems, Inc.*	1,632	18,442
Harmonic, Inc.*	36,268	183,879
Infinera Corp.*	3,584	20,823
KVH Industries, Inc.*	703	9,828
Loral Space & Communications, Inc.	19,530	1,067,510
NETGEAR, Inc.*	6,509	256,585
Oclaro, Inc.*	22,767	35,744
Oplink Communications, Inc.*	5,996	93,418
PC-Tel, Inc.	5,710	41,112
Plantronics, Inc.	8,608	317,377
Ruckus Wireless, Inc.*	849	19,128
ShoreTel, Inc.*	1,825	7,738
Sonus Networks, Inc.*	60,530	102,901
Sycamore Networks, Inc.	6,341	14,204
Symmetricom, Inc.*	12,921	74,554
Tellabs, Inc.	111,166	253,458
Telular Corp.	1,982	18,770
Tessco Technologies, Inc.	801	17,734
ViaSat, Inc.*	9,000	350,100
Westell Technologies, Inc., Class A*	14,432	26,699

		4,755,663

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	9,053	$68,622
Electronics for Imaging, Inc.*	13,155	249,813
Imation Corp.*	9,494	44,337
Immersion Corp.*	707	4,857
Intermec, Inc.*	16,427	161,970
Intevac, Inc.*	7,164	32,739
OCZ Technology Group, Inc.*	21,156	40,408
QLogic Corp.*	22,290	216,882
Quantum Corp.*	66,900	82,956
Silicon Graphics International Corp.*	9,451	96,684
STEC, Inc.*	11,102	54,733
Super Micro Computer, Inc.*	963	9,823

		1,063,824

Electronic Equipment, Instruments & Components (1.3%)
Aeroflex Holding Corp.*	6,230	43,610
Agilysys, Inc.*	4,494	37,615
Anixter International, Inc.	3,505	224,250
Audience, Inc.*	1,626	16,894
Benchmark Electronics, Inc.*	125,923	2,092,840
Checkpoint Systems, Inc.*	12,264	131,715
Coherent, Inc.	5,198	263,123
CTS Corp.	10,489	111,498
Daktronics, Inc.	8,246	91,283
Echelon Corp.*	5,346	13,098
Electro Rent Corp.	5,197	79,930
Electro Scientific Industries, Inc.	7,200	71,640
Fabrinet*	6,937	91,152
FEI Co.	756	41,928
Gerber Scientific, Inc. (Escrow Shares)*†(b)	11,430	114
GSI Group, Inc.*	8,683	75,195
Ingram Micro, Inc., Class A*	45,000	761,400
Insight Enterprises, Inc.*	13,612	236,441
Kemet Corp.*	14,118	71,014
Key Tronic Corp.*	2,664	27,279
Littelfuse, Inc.	647	39,926
Measurement Specialties, Inc.*	561	19,276
Mercury Systems, Inc.*	9,693	89,176
Methode Electronics, Inc.	11,174	112,075
Multi-Fineline Electronix, Inc.*	25,385	513,031
Newport Corp.*	11,685	157,163
Park Electrochemical Corp.	6,328	162,819
PC Connection, Inc.	2,769	31,844
Plexus Corp.*	6,043	155,909
Power-One, Inc.*	21,150	86,927
RadiSys Corp.*	7,095	21,143
RealD, Inc.*	2,015	22,588
Richardson Electronics Ltd.	3,601	40,763
Rofin-Sinar Technologies, Inc.*	68,678	1,488,939
Rogers Corp.*	2,902	144,113
Sanmina Corp.*	25,156	278,477
ScanSource, Inc.*	8,512	270,426
SYNNEX Corp.*	8,067	277,344
TTM Technologies, Inc.*	16,351	150,429
Viasystems Group, Inc.*	1,201	14,652
Vishay Precision Group, Inc.*	3,861	51,042
Zygo Corp.*	4,245	66,647

		8,676,728

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Internet Software & Services (0.3%)
Bankrate, Inc.*	1,909	$23,767
Bazaarvoice, Inc.*	205	1,917
Blucora, Inc.*	10,455	164,248
Brightcove, Inc.*	108	976
Dealertrack Technologies, Inc.*	1,451	41,673
Demand Media, Inc.*	2,400	22,296
Demandware, Inc.*	158	4,317
Digital River, Inc.*	11,620	167,212
E2open, Inc.*	317	4,489
EarthLink, Inc.	33,401	215,770
Internap Network Services Corp.*	8,268	57,380
IntraLinks Holdings, Inc.*	11,414	70,424
j2 Global, Inc.	2,484	75,961
Keynote Systems, Inc.	4,593	64,715
Limelight Networks, Inc.*	18,782	41,696
Marchex, Inc., Class B	6,802	27,956
Market Leader, Inc.*	958	6,275
MeetMe, Inc.*	4,990	17,415
Millennial Media, Inc.*	346	4,335
Monster Worldwide, Inc.*	37,107	208,541
Perficient, Inc.*	2,286	26,929
QuinStreet, Inc.*	10,307	69,263
RealNetworks, Inc.*	6,003	45,383
support.com, Inc.*	4,122	17,230
TechTarget, Inc.*	4,723	26,213
Trulia, Inc.*	324	5,262
United Online, Inc.	28,434	158,946
Unwired Planet, Inc.*	1,524	1,829
ValueClick, Inc.*	9,186	178,300
WebMD Health Corp.*	15,621	224,005

		1,974,723

IT Services (0.4%)
Acxiom Corp.*	23,568	411,497
CACI International, Inc., Class A*	6,390	351,642
CIBER, Inc.*	22,840	76,286
Computer Task Group, Inc.*	1,071	19,524
Convergys Corp.	33,640	552,032
CSG Systems International, Inc.*	4,425	80,446
Euronet Worldwide, Inc.*	15,565	367,334
ManTech International Corp., Class A	7,215	187,157
ModusLink Global Solutions, Inc.*	11,515	33,394
MoneyGram International, Inc.*	4,839	64,310
TeleTech Holdings, Inc.*	7,071	125,864
Unisys Corp.*	6,635	114,786

		2,384,272

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Energy Industries, Inc.*	12,333	170,319
Alpha & Omega Semiconductor Ltd.*	5,481	46,040
Ambarella, Inc.*	726	8,095
Amkor Technology, Inc.*	22,863	97,168
ANADIGICS, Inc.*	21,289	53,648
Applied Micro Circuits Corp.*	19,437	163,271
ATMI, Inc.*	9,263	193,412
Axcelis Technologies, Inc.*	32,256	44,836

AXT, Inc.*	10,121	$28,440
Brooks Automation, Inc.	20,108	161,869
CEVA, Inc.*	1,791	28,208
Cohu, Inc.	77,667	841,910
Cymer, Inc.*	6,596	596,476
Diodes, Inc.*	11,170	193,800
DSP Group, Inc.*	6,506	37,475
Entegris, Inc.*	42,329	388,580
Entropic Communications, Inc.*	27,663	146,337
Exar Corp.*	10,161	90,433
First Solar, Inc.*	18,487	570,879
FormFactor, Inc.*	15,749	71,816
GSI Technology, Inc.*	6,291	39,445
GT Advanced Technologies, Inc.*	5,827	17,598
Inphi Corp.*	4,414	42,286
Integrated Device Technology, Inc.*	43,854	320,134
Integrated Silicon Solution, Inc.*	8,429	75,861
International Rectifier Corp.*	21,182	375,557
Intersil Corp., Class A	39,130	324,388
IXYS Corp.	7,701	70,387
Kopin Corp.*	20,940	69,730
Lattice Semiconductor Corp.*	36,160	144,278
LTX-Credence Corp.*	15,415	101,122
MA-COM Technology Solutions Holdings, Inc.*	1,632	24,431
Mattson Technology, Inc.*	18,447	15,496
MaxLinear, Inc., Class A*	5,761	28,920
MEMC Electronic Materials, Inc.*	55,230	177,288
Mindspeed Technologies, Inc.*	11,263	52,711
MIPS Technologies, Inc.*	3,410	26,666
MKS Instruments, Inc.	16,102	415,110
MoSys, Inc.*	10,357	36,042
Nanometrics, Inc.*	7,403	106,751
NeoPhotonics Corp.*	6,049	34,721
OmniVision Technologies, Inc.*	16,054	226,040
Peregrine Semiconductor Corp.*	1,195	18,296
Pericom Semiconductor Corp.*	7,432	59,679
Photronics, Inc.*	18,959	112,996
PLX Technology, Inc.*	1,006	3,652
QuickLogic Corp.*	1,949	4,229
Rambus, Inc.*	31,337	152,925
RF Micro Devices, Inc.*	75,231	337,035
Rubicon Technology, Inc.*	5,367	32,792
Rudolph Technologies, Inc.*	9,951	133,841
Sigma Designs, Inc.*	10,048	51,747
Silicon Image, Inc.*	4,225	20,956
Spansion, Inc., Class A*	14,889	207,106
STR Holdings, Inc.*	9,597	24,184
SunPower Corp.*	6,791	38,165
Supertex, Inc.	2,938	51,562
Tessera Technologies, Inc.	16,095	264,280
TriQuint Semiconductor, Inc.*	51,579	249,642
Ultra Clean Holdings, Inc.*	7,285	35,769
Veeco Instruments, Inc.*	8,862	261,606

		8,718,436

Software (0.3%)
Accelrys, Inc.*	17,117	154,909
Actuate Corp.*	870	4,872
Aspen Technology, Inc.*	1,583	43,754

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

AVG Technologies N.V.*	203	$3,214
Bottomline Technologies, Inc.*	7,707	203,388
Ebix, Inc.	2,281	36,656
Eloqua, Inc.*	741	17,480
Envivio, Inc.*	1,792	3,046
EPIQ Systems, Inc.	8,821	112,732
ePlus, Inc.	1,234	51,014
Exa Corp.*	442	4,301
FleetMatics Group plc*	348	8,756
Glu Mobile, Inc.*	1,036	2,373
Infoblox, Inc.*	215	3,864
Mentor Graphics Corp.*	13,121	223,319
Pervasive Software, Inc.*	3,762	33,519
Progress Software Corp.*	19,179	402,567
QAD, Inc., Class A	349	5,026
Qualys, Inc.*	224	3,313
Rosetta Stone, Inc.*	1,734	21,398
Sapiens International Corp. N.V.*	4,162	16,648
SeaChange International, Inc.*	8,996	86,991
SS&C Technologies Holdings, Inc.*	7,570	175,018
Telenav, Inc.*	5,283	42,158
TiVo, Inc.*	19,345	238,330
VASCO Data Security International, Inc.*	4,846	39,543

		1,938,189

Total Information Technology		29,511,835

Materials (4.2%)
Chemicals (1.8%)
A. Schulman, Inc.	46,203	1,336,653
Cabot Corp.	26,800	1,066,372
Calgon Carbon Corp.*	2,905	41,193
Chase Corp.	1,899	35,321
Chemtura Corp.*	9,302	197,761
Ferro Corp.*	26,815	112,087
FutureFuel Corp.	5,955	70,507
Georgia Gulf Corp.	3,889	160,538
H.B. Fuller Co.	24,400	849,608
Innospec, Inc.	6,255	215,735
Kraton Performance Polymers, Inc.*	9,904	237,993
Landec Corp.*	6,094	57,832
LSB Industries, Inc.*	2,519	89,223
Minerals Technologies, Inc.	10,916	435,767
Olin Corp.	7,958	171,813
OM Group, Inc.*	9,967	221,267
PolyOne Corp.	5,984	122,193
Quaker Chemical Corp.	2,911	156,786
RPM International, Inc.	59,101	1,735,205
Sensient Technologies Corp.	29,940	1,064,666
Spartech Corp.*	9,284	84,206
Stepan Co.	298	16,551
Tredegar Corp.	7,343	149,944
Valhi, Inc.	215,000	2,687,500
Zep, Inc.	4,017	58,006
Zoltek Cos., Inc.*	8,517	66,007

		11,440,734

Construction Materials (0.1%)
Texas Industries, Inc.*	6,992	356,662

United States Lime & Minerals, Inc.*	41	$1,932

		358,594

Containers & Packaging (0.1%)
AptarGroup, Inc.	1,000	47,720
Berry Plastics Group, Inc.*	4,387	70,543
Boise, Inc.	31,030	246,689
Graphic Packaging Holding Co.*	51,256	331,114
UFP Technologies, Inc.*	1,707	30,589

		726,655

Metals & Mining (1.9%)
A.M. Castle & Co.*	5,042	74,470
AK Steel Holding Corp.	33,856	155,737
AMCOL International Corp.	440	13,499
Century Aluminum Co.*	15,930	139,547
Coeur d’Alene Mines Corp.*	16,236	399,406
General Moly, Inc.*	17,795	71,358
Globe Specialty Metals, Inc.	17,668	242,935
Gold Reserve, Inc.*	14,288	47,293
Golden Minerals Co.*	9,787	44,922
Golden Star Resources Ltd.*	80,296	147,745
Handy & Harman Ltd.*	64	964
Harry Winston Diamond Corp.*	40,300	567,021
Haynes International, Inc.	660	34,234
Hecla Mining Co.	87,966	512,842
Horsehead Holding Corp.*	13,816	141,061
Inmet Mining Corp.	40,000	2,976,174
Kaiser Aluminum Corp.	5,923	365,390
Materion Corp.	5,810	149,782
McEwen Mining, Inc.*	267,190	1,023,338
Metals USA Holdings Corp.	2,804	49,042
Olympic Steel, Inc.	2,855	63,210
Reliance Steel & Aluminum Co.	36,500	2,266,650
Revett Minerals, Inc.*	7,985	22,518
RTI International Metals, Inc.*	9,420	259,615
Schnitzer Steel Industries, Inc., Class A	7,803	236,665
Steel Dynamics, Inc.	71,700	984,441
Stillwater Mining Co.*	35,586	454,789
SunCoke Energy, Inc.*	6,333	98,731
Universal Stainless & Alloy Products, Inc.*	2,127	78,210
Vista Gold Corp.*	17,760	47,952
Worthington Industries, Inc.	16,134	419,323

		12,088,864

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	5,046	144,870
Clearwater Paper Corp.*	1,474	57,722
KapStone Paper and Packaging Corp.	12,404	275,245
Louisiana-Pacific Corp.*	42,328	817,777
Neenah Paper, Inc.	2,010	57,225
P.H. Glatfelter Co.	10,902	190,567
Resolute Forest Products*	24,646	326,313
Schweitzer-Mauduit International, Inc.	2,592	101,166
Wausau Paper Corp.	684	5,923

		1,976,808

Total Materials		26,591,655

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
Cbeyond, Inc.*	8,249	$74,571
Cincinnati Bell, Inc.*	38,813	212,695
Consolidated Communications Holdings, Inc.	4,788	76,225
Fairpoint Communications, Inc.*	962	7,638
Hawaiian Telcom Holdco, Inc.*	3,222	62,829
IDT Corp., Class B	192	1,832
inContact, Inc.*	745	3,859
Iridium Communications, Inc.*	13,216	89,076
magicJack VocalTec Ltd.*	1,461	26,605
Neutral Tandem, Inc.	8,913	22,906
ORBCOMM, Inc.*	5,812	22,783
Premiere Global Services, Inc.*	451,866	4,419,249
Vonage Holdings Corp.*	25,169	59,651

		5,079,919

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.*	12,300	81,795
Shenandoah Telecommunications Co.	7,527	115,238
USA Mobility, Inc.	6,751	78,852

		275,885

Total Telecommunication Services		5,355,804

Utilities (1.9%)
Electric Utilities (0.9%)
ALLETE, Inc.	11,883	486,965
Cleco Corp.	18,916	756,829
El Paso Electric Co.	12,334	393,578
Empire District Electric Co.	12,699	258,806
IDACORP, Inc.	15,493	671,622
MGE Energy, Inc.	7,073	360,369
NV Energy, Inc.	32,500	589,550
Otter Tail Corp.	10,626	265,650
PNM Resources, Inc.	24,397	500,383
Portland General Electric Co.	23,500	642,960
UIL Holdings Corp.	15,900	569,379
Unitil Corp.	4,336	112,389
UNS Energy Corp.	12,536	531,777

		6,140,257

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	2,964	134,565
Delta Natural Gas Co., Inc.	1,985	38,807
Laclede Group, Inc.	7,116	274,749
New Jersey Resources Corp.	12,982	514,347
Northwest Natural Gas Co.	8,353	369,202
Piedmont Natural Gas Co., Inc.	20,403	638,818
South Jersey Industries, Inc.	7,412	373,046
Southwest Gas Corp.	14,353	608,711
WGL Holdings, Inc.	16,064	629,548

		3,581,793

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	32,603	372,652
Genie Energy Ltd., Class B	3,961	28,123
NRG Energy, Inc.	1	20
Ormat Technologies, Inc.	3,768	72,647

		473,442

Multi-Utilities (0.2%)
Avista Corp.	18,164	$437,934
Black Hills Corp.	13,749	499,639
CH Energy Group, Inc.	4,576	298,447
NorthWestern Corp.	11,340	393,838

		1,629,858

Water Utilities (0.1%)
American States Water Co.	5,186	248,825
Artesian Resources Corp., Class A	2,261	50,714
Cadiz, Inc.*	352	2,788
California Water Service Group	6,345	116,431
Connecticut Water Service, Inc.	954	28,410
Consolidated Water Co., Ltd.	3,628	26,847
Middlesex Water Co.	4,688	91,697
SJW Corp.	2,897	77,060
York Water Co.	656	11,526

		654,298

Total Utilities		12,479,648

Total Common Stocks (80.6%) (Cost $429,285,625)		516,316,782

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.5%)
JZ Capital Partners Ltd.	93,000	667,770
RIT Capital Partners plc	137,802	2,535,865

		3,203,635

Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.*	2,690	46,914

Total Investment Companies (0.5%) (Cost $3,596,497)		3,250,549

Total Investments (81.1%) (Cost $432,882,122)		519,567,331
Other Assets Less Liabilities (18.9%)		120,884,240

Net Assets (100%)		$640,451,571

*	Non-income producing.
†	Securities (totaling $114 or 0.0% of net assets) at fair value by management
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)
Vitran Corp., Inc.	$2,445,120	$2,831,663	$—	$4,495,500	$—	$—

At December 31, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,374	March-13	$113,645,973	$116,322,840	$2,676,867

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$107,576,198	$—	$—	$107,576,198
Consumer Staples	12,679,820	—	—	12,679,820
Energy	46,677,522	—	—	46,677,522
Financials	143,431,899	3,043,631	—	146,475,530
Health Care	15,637,531	—	—	15,637,531
Industrials	113,331,239	—	—	113,331,239
Information Technology	29,511,721	—	114	29,511,835
Materials	26,591,655	—	—	26,591,655
Telecommunication Services	5,355,804	—	—	5,355,804
Utilities	12,479,648	—	—	12,479,648
Futures	2,676,867	—	—	2,676,867
Investment Companies
Exchange Traded Funds (ETFs)	—	3,203,635	—	3,203,635
Investment Companies	46,914	—	—	46,914

Total Assets	$515,996,818	$6,247,266	$114	$522,244,198

Total Liabilities	$—	$—	$—	$—

Total	$515,996,818	$6,247,266	$114	$522,244,198

(a) A security with a market value of $6,374,199 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks-Information Technology††

Balance as of 12/31/11	$114
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 12/31/12	$114

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held for the year ended 12/31/12.	$—

††	Security shown as Rights in prior year.

Fair Values of Derivative Instruments as of December 31, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	2,676,867	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$2,676,867

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	14,754,880	—	—	14,754,880
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$14,754,880	$—	$—	$14,754,880

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,971,969	—	—	1,971,969
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,971,969	$—	$—	$1,971,969

The Portfolio held futures contracts with an average notional balance of approximately $85,481,000 during the year ended December 31, 2012.

^ This Portfolio held futures as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$77,479,072
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$247,031,286

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,054,981
Aggregate gross unrealized depreciation	(43,491,174)

Net unrealized appreciation	$85,563,807

Federal income tax cost of investments	$434,003,524

The Portfolio has a net capital loss carryforward of $374,364,834 of which $114,835,253 expires in the year 2016 and $259,529,581 expires in the year 2017. The Portfolio utilized net capital loss carryforward of $46,421,216 during 2012.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value:
Affiliated Issuers (Cost $7,994,608)	$4,495,500
Unaffiliated Issuers (Cost $424,887,514)	515,071,831
Cash	110,022,154
Cash held as collateral at broker	6,624,000
Due from broker for futures variation margin	3,009,058
Receivable for securities sold	2,013,691
Dividends, interest and other receivables	1,501,639
Receivable from Separate Accounts for Trust shares sold	64,773

Total assets	642,802,646

LIABILITIES
Payable for securities purchased	1,068,258
Payable to Separate Accounts for Trust shares redeemed	549,756
Investment management fees payable	455,317
Administrative fees payable	112,852
Distribution fees payable - Class B	111,311
Trustees’ fees payable	2,901
Distribution fees payable - Class A	2,607
Accrued expenses	48,073

Total liabilities	2,351,075

NET ASSETS	$640,451,571

Net assets were comprised of:
Paid in capital	$929,451,191
Accumulated undistributed net investment income (loss)	1,191,415
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(379,552,982)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	89,361,947

Net assets	$640,451,571

Class A
Net asset value, offering and redemption price per share, $12,576,526 / 1,102,882 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.40

Class B
Net asset value, offering and redemption price per share, $531,313,535 / 46,552,692 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.41

Class K
Net asset value, offering and redemption price per share, $96,561,510 / 8,467,472 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.40

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (net of $15,080 foreign withholding tax)	$10,537,395
Interest	80,382

Total income	10,617,777

EXPENSES
Investment management fees	5,472,533
Distribution fees - Class B	1,329,134
Administrative fees	998,253
Custodian fees	106,200
Printing and mailing expenses	68,977
Professional fees	61,549
Distribution fees - Class A	30,537
Trustees’ fees	13,284
Miscellaneous	21,292

Gross expenses	8,101,759
Less: Fees paid indirectly	(10,634)

Net expenses	8,091,125

NET INVESTMENT INCOME (LOSS)	2,526,652

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	34,471,206
Futures	14,754,880
Foreign currency transactions	166,503

Net realized gain (loss)	49,392,589

Change in unrealized appreciation (depreciation) on:
Securities ($3,499,108 of change in unrealized appreciation (depreciation) from affiliates)	50,825,403
Futures	1,971,969
Foreign currency translations	(129)

Net change in unrealized appreciation (depreciation)	52,797,243

NET REALIZED AND UNREALIZED GAIN (LOSS)	102,189,832

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,716,484

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,526,652	$542,824
Net realized gain (loss) on investments, futures and foreign currency transactions	49,392,589	13,185,825
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	52,797,243	(83,906,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	104,716,484	(70,177,740)

DIVIDENDS:
Dividends from net investment income
Class A	(71,275)	(36,712)
Class B	(3,051,817)	(384,573)
Class K†	(787,164)	(521,109)

TOTAL DIVIDENDS	(3,910,256)	(942,394)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 60,321 and 150,105 shares, respectively ]	643,332	1,631,569
Capital shares issued in reinvestment of dividends [ 6,240 and 3,846 shares, respectively ]	71,275	36,712
Capital shares repurchased [ (143,919) and (20,105,749) shares, respectively ]	(1,531,901)	(193,568,277	)(z)

Total Class A transactions	(817,294)	(191,899,996)

Class B
Capital shares sold [ 2,946,289 and 2,887,545 shares, respectively ]	30,765,682	30,539,410
Capital shares issued in reinvestment of dividends [ 266,952 and 40,258 shares, respectively ]	3,051,817	384,604
Capital shares repurchased [ (8,480,618) and (10,938,836) shares, respectively ]	(91,433,179)	(117,177,451)

Total Class B transactions	(57,615,680)	(86,253,437)

Class K†
Capital shares sold [ 31,842 and 18,908,477 shares, respectively ]	355,605	180,473,385	(z)
Capital shares issued in reinvestment of dividends [ 68,918 and 54,597 shares, respectively ]	787,164	521,109
Capital shares repurchased [ (6,922,957) and (3,673,405) shares, respectively ]	(73,098,149)	(35,475,386)

Total Class K transactions	(71,955,380)	145,519,108

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(130,388,354)	(132,634,325)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,582,126)	(203,754,459)
NET ASSETS:
Beginning of year	670,033,697	873,788,156

End of year (a)	$640,451,571	$670,033,697

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,191,415	$849,005

† Class K commenced operations on August 26, 2011.

(z)  On August 29, 2011, certain affiliated shareholders of the Multimanager Small Cap Value Portfolio exchanged approximately 18,877,921 Class A shares for approximately 18,877,921 Class K shares. This exchange amounted to approximately $180,176,667.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012	2011		2010	2009	2008
Net asset value, beginning of year	$9.81	$10.79		$8.67	$6.92	$11.23

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.01	(e)	0.04 (e)	0.08 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.61	(0.96)		2.12	1.77	(4.28)

Total from investment operations	1.65	(0.95)		2.16	1.85	(4.23)

Less distributions:
Dividends from net investment income	(0.06)	(0.03)		(0.04)	(0.10)	(0.04)
Distributions from net realized gains	—	—		—	—	(0.04)

Total dividends and distributions	(0.06)	(0.03)		(0.04)	(0.10)	(0.08)

Net asset value, end of year	$11.40	$9.81		$10.79	$8.67	$6.92

Total return	16.87%	(8.79)%		24.93%	26.76%	(37.75)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,577	$11,573		$227,924	$201,332	$242,715
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.30%	1.02%		1.03%	1.05%	1.23%
After waivers, reimbursements and fees paid indirectly (f)	1.30%	1.01%		1.03%	0.77%	1.17%
Before waivers, reimbursements and fees paid indirectly (f)	1.30%	1.03%		1.04%	1.05%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.37%	0.12%		0.45%	0.82%	0.42%
After waivers, reimbursements and fees paid indirectly (f)	0.37%	0.12%		0.45%	1.09%	0.47%
Before waivers, reimbursements and fees paid indirectly(f)	0.37%	0.11%		0.44%	0.82%	0.42%
Portfolio turnover rate	14%	63%		20%	63%	98%

	Year Ended December 31,
Class B	2012	2011		2010	2009	2008
Net asset value, beginning of year	$9.81	$10.79		$8.68	$6.93	$11.24

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	—	#(e)	0.02 (e)	0.06 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.62	(0.97)		2.10	1.77	(4.27)

Total from investment operations	1.66	(0.97)		2.12	1.83	(4.25)

Less distributions:
Dividends from net investment income	(0.06)	(0.01)		(0.01)	(0.08)	(0.02)
Distributions from net realized gains	—	—		—	—	(0.04)

Total dividends and distributions	(0.06)	(0.01)		(0.01)	(0.08)	(0.06)

Net asset value, end of year	$11.41	$9.81		$10.79	$8.68	$6.93

Total return	16.97%	(9.01)%		24.48%	26.40%	(37.87)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$531,314	$508,540		$645,864	$581,340	$506,586
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.30%	1.27%		1.28%	1.30%	1.48%
After waivers, reimbursements and fees paid indirectly (f)	1.30%	1.26	%(c)	1.28%	1.03%	1.42%
Before waivers, reimbursements and fees paid indirectly (f)	1.30%	1.28%		1.29%	1.30%	1.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.36%	—	%‡‡	0.20%	0.60%	0.17%
After waivers, reimbursements and fees paid indirectly (f)	0.36%	—	%‡‡	0.20%	0.87%	0.23%
Before waivers, reimbursements and fees paid indirectly(f)	0.36%	(0.01)%		0.19%	0.60%	0.17%
Portfolio turnover rate	14%	63%		20%	63%	98%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012	August 26, 2011* to December 31, 2011
Net asset value, beginning of period	$9.81	$9.38

Income (loss) from investment operations:
Net investment income (loss)	0.06	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.62	0.44

Total from investment operations	1.68	0.46

Less distributions:
Dividends from net investment income	(0.09)	(0.03)

Net asset value, end of period	$11.40	$9.81

Total return (b)	17.16%	4.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$96,562	$149,921
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05%	1.04%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.05%	1.04%
Before waivers, reimbursements and fees paid indirectly (a)(f).	1.05%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.56%	0.60%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.56%	0.60%
Before waivers, reimbursements and fees paid indirectly(a)(f)	0.56%	0.60%
Portfolio turnover rate	14%	63%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Percent shown is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

MULTIMANAGER TEC HNOLOGY PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	AXA Equitable Funds Management Group, LLC

➢	RCM Capital Management LLC

➢	SSgA Funds Management, Inc.

➢	Wellington Management Company, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares*	13.44%	1.47%	9.80%
Portfolio – Class B Shares*	13.45	1.28	9.55
Portfolio – Class K Shares**	N/A	N/A	(1.93)
S&P North American Technology Sector Index	15.23	3.54	9.40
Russell 1000® Index	16.42	1.92	7.52
* Date of inception 12/31/01. ** Date of inception 8/29/12. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 13.44% for the year ended December 31, 2012. The Portfolio’s benchmarks, the S&P North American Technology Sector Index, returned 15.23% and the Russell 1000® Index returned 16.42%, over the same period.

Portfolio Highlights

What helped performance during the year:

•

For the year ending December 31, 2012, stock selection was the primary driver of outperformance. Stock selection was strongest in the Software, IT Services and Semiconductors & Semiconductor Equipment industries.

•	Stocks contributing most to relative performance included personal electronic products designer and retailer Apple Inc., Samsung Electronics Co. Ltd. and cloud computing company Salesforce.com.

•	Underweight positions relative to the benchmark in weak performers Hewlett-Packard, Microsoft, and Intel also benefitted performance.

What hurt performance during the year:

•

The largest detractor from performance for the year was stock selection within the Internet & Catalog Retail sector. Within the sector, the Portfolio’s underweight in Amazon.com was especially detrimental.

•	An underweight allocation to the IT Services sector also had a negative impact on performance.

•	Underweight allocations to Google Inc. and Mastercard Inc. were also a drag on relative performance.

Sector Weightings as of 12/31/12	% of Net Assets
Information Technology	69.9%
Investment Companies	20.6
Consumer Discretionary	5.9
Materials	0.9
Industrials	0.7
Health Care	0.2
Telecommunication Services	0.0 #
Cash and Other	1.8

100.0%

#	Less than 0.05%

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while Class K commenced operations on August 29, 2012, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,025.30	$7.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.12	7.08
Class B
Actual	1,000.00	1,025.20	7.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.12	7.08
Class K
Actual	1,000.00	980.66	3.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.40	5.94

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 1.40%, 1.40% and 1.14%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 for Class A and Class B and the hypothetical example (to reflect the one-half year period), and multiplied by 125/366 for Class K (to reflect the actual number of days in the period).

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (5.9%)
Automobiles (0.6%)
Tesla Motors, Inc.*	117,715	$3,987,007

Household Durables (0.2%)
LG Electronics, Inc.	16,140	1,115,111

Internet & Catalog Retail (4.3%)
Amazon.com, Inc.*	67,980	17,072,497
Expedia, Inc.	6,479	398,135
Groupon, Inc.*	18,104	88,347
HomeAway, Inc.*	2,109	46,398
Netflix, Inc.*	8,910	826,670
priceline.com, Inc.*	12,315	7,650,078
Shutterfly, Inc.*	2,200	65,714
TripAdvisor, Inc.*	7,576	317,889

		26,465,728

Media (0.8%)
Comcast Corp., Class A	105,925	3,959,477
Pandora Media, Inc.*	39,200	359,856
Time Warner, Inc.	15,010	717,928

		5,037,261

Total Consumer Discretionary		36,605,107

Health Care (0.2%)
Health Care Technology (0.2%)
athenahealth, Inc.*	4,130	303,348
M3, Inc.	391	621,537

Total Health Care		924,885

Industrials (0.7%)
Construction & Engineering (0.6%)
Quanta Services, Inc.*	131,115	3,578,129

Professional Services (0.1%)
Huron Consulting Group, Inc.*	24,725	832,985

Total Industrials		4,411,114

Information Technology (69.9%)
Communications Equipment (9.5%)
Acme Packet, Inc.*	81,732	1,807,912
ADTRAN, Inc.	4,400	85,976
Arris Group, Inc.*	7,700	115,038
Aruba Networks, Inc.*	42,550	882,912
Brocade Communications Systems, Inc.*	33,000	175,890
Ciena Corp.*	43,700	686,090
Cisco Systems, Inc.	1,365,730	26,836,595
EchoStar Corp., Class A*	2,900	99,238
Emulex Corp.*	6,100	44,530
F5 Networks, Inc.*	11,475	1,114,796
Finisar Corp.*	6,600	107,580
Harris Corp.	7,900	386,784
Infinera Corp.*	8,000	46,480
InterDigital, Inc.	2,800	115,080
Ixia*	3,500	59,430
JDS Uniphase Corp.*	40,400	547,016
Juniper Networks, Inc.*	134,550	2,646,599

Loral Space & Communications, Inc.	900	$49,194
Motorola Solutions, Inc.	59,002	3,285,231
NETGEAR, Inc.*	2,800	110,376
Plantronics, Inc.	3,100	114,297
Polycom, Inc.*	11,962	125,123
QUALCOMM, Inc.	292,635	18,149,223
Research In Motion Ltd.*	28,840	342,619
Riverbed Technology, Inc.*	11,428	225,360
Ruckus Wireless, Inc.*	800	18,024
Tellabs, Inc.	26,300	59,964
ViaSat, Inc.*	2,800	108,920
ZTE Corp., Class H	318,200	551,636

		58,897,913

Computers & Peripherals (8.5%)
3D Systems Corp.*	3,400	181,390
Advantech Co., Ltd.	194,000	819,980
Apple, Inc.	46,916	25,007,635
Dell, Inc.	102,200	1,035,286
Diebold, Inc.	4,300	131,623
Electronics for Imaging, Inc.*	3,100	58,869
EMC Corp.*	402,340	10,179,202
Fusion-io, Inc.*	225,873	5,179,268
Hewlett-Packard Co.	138,000	1,966,500
Lexmark International, Inc., Class A	4,500	104,355
NCR Corp.*	11,200	285,376
NetApp, Inc.*	45,778	1,535,852
QLogic Corp.*	7,000	68,110
SanDisk Corp.*	67,125	2,923,965
Seagate Technology plc	52,230	1,591,970
Synaptics, Inc.*	2,300	68,931
Wacom Co., Ltd.	18	46,980
Western Digital Corp.	27,035	1,148,717

		52,334,009

Electronic Equipment, Instruments & Components (2.0%)
Aeroflex Holding Corp.*	1,423	9,961
Amphenol Corp., Class A	11,207	725,093
Anixter International, Inc.	1,800	115,164
Anritsu Corp.	14,000	166,359
Arrow Electronics, Inc.*	7,400	281,792
Avnet, Inc.*	25,480	779,943
AVX Corp.	3,600	38,808
Benchmark Electronics, Inc.*	4,100	68,142
Celestica, Inc.*	11,100	90,465
Cognex Corp.	2,800	103,096
Coherent, Inc.	1,700	86,054
Corning, Inc.	103,600	1,307,432
Delta Electronics, Inc.	100,000	368,979
Dolby Laboratories, Inc., Class A	3,263	95,704
FEI Co.	2,700	149,742
FLIR Systems, Inc.	10,408	232,203
Hitachi Ltd.	200,000	1,177,025
Hon Hai Precision Industry Co., Ltd.	37,000	114,060
Ingram Micro, Inc., Class A*	10,800	182,736
IPG Photonics Corp.	2,000	133,300
Itron, Inc.*	2,800	124,740

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Jabil Circuit, Inc.	13,100	$252,699
LG Display Co., Ltd.*	30,065	868,920
Littelfuse, Inc.	1,500	92,565
Molex, Inc.	9,719	265,620
National Instruments Corp.	28,500	735,585
OSI Systems, Inc.*	1,300	83,252
Plexus Corp.*	2,600	67,080
RealD, Inc.*	3,000	33,630
Rofin-Sinar Technologies, Inc.*	2,000	43,360
Sanmina Corp.*	5,900	65,313
SYNNEX Corp.*	1,800	61,884
TE Connectivity Ltd.	29,607	1,099,012
Tech Data Corp.*	2,700	122,931
TPK Holding Co., Ltd.	48,000	857,332
Trimble Navigation Ltd.*	8,800	526,064
TTM Technologies, Inc.*	3,900	35,880
Universal Display Corp.*	3,000	76,860
Vishay Intertechnology, Inc.*	9,300	98,859
WPG Holdings Ltd.	577,000	759,052

		12,496,696

Internet Software & Services (12.1%)
Akamai Technologies, Inc.*	54,965	2,248,618
AOL, Inc.*	5,749	170,228
Bankrate, Inc.*	2,983	37,138
Cornerstone OnDemand, Inc.*	2,066	61,009
CoStar Group, Inc.*	1,900	169,803
Dealertrack Technologies, Inc.*	3,100	89,032
DeNA Co., Ltd.	10,800	355,113
Digital River, Inc.*	2,800	40,292
EarthLink, Inc.	7,900	51,034
eBay, Inc.*	318,590	16,254,462
Equinix, Inc.*	10,590	2,183,658
ExactTarget, Inc.*	1,487	29,740
Facebook, Inc., Class A*	363,910	9,690,923
Google, Inc., Class A*	45,543	32,306,838
IAC/InterActiveCorp	5,800	274,340
j2 Global, Inc.	3,000	91,740
Kakaku.com, Inc.	28,900	951,647
LinkedIn Corp., Class A*	9,536	1,094,924
Liquidity Services, Inc.*	1,800	73,548
LogMeIn, Inc.*	1,600	35,856
Monster Worldwide, Inc.*	9,100	51,142
NetEase, Inc. (ADR)*	23,435	997,159
Open Text Corp.*	4,044	225,938
OpenTable, Inc.*	1,600	78,080
Phoenix New Media Ltd. (ADR)*	34,671	126,203
Rackspace Hosting, Inc.*	7,600	564,452
Renren, Inc. (ADR)*	878	3,029
ValueClick, Inc.*	5,000	97,050
VeriSign, Inc.*	16,570	643,248
WebMD Health Corp.*	3,567	51,151
Yahoo!, Inc.*	273,290	5,438,471
Yelp, Inc.*	16,040	302,354

		74,788,220

IT Services (13.2%)
Accenture plc, Class A	68,228	4,537,162
Acxiom Corp.*	5,200	90,792
Alliance Data Systems Corp.*	12,134	1,756,518
Automatic Data Processing, Inc.	58,396	3,329,156

Booz Allen Hamilton Holding Corp.	2,565	$35,705
Broadridge Financial Solutions, Inc.	8,400	192,192
CACI International, Inc., Class A*	1,600	88,048
Cardtronics, Inc.*	3,300	78,342
Cognizant Technology Solutions Corp., Class A*	111,593	8,263,462
Computer Sciences Corp.	10,800	432,540
Convergys Corp.	7,700	126,357
CoreLogic, Inc.*	7,000	188,440
DST Systems, Inc.	2,200	133,320
Euronet Worldwide, Inc.*	3,500	82,600
ExlService Holdings, Inc.*	11,759	311,613
Fidelity National Information Services, Inc.	39,255	1,366,466
Fiserv, Inc.*	25,005	1,976,145
FleetCor Technologies, Inc.*	2,857	153,278
Gartner, Inc.*	6,500	299,130
Genpact Ltd.	83,994	1,301,907
Global Payments, Inc.	5,500	249,150
Heartland Payment Systems, Inc.	2,500	73,750
iGATE Corp.*	2,200	34,694
International Business Machines Corp.	125,901	24,116,337
Jack Henry & Associates, Inc.	6,000	235,560
Lender Processing Services, Inc.	6,100	150,182
ManTech International Corp., Class A	1,700	44,098
Mastercard, Inc., Class A	15,571	7,649,721
MAXIMUS, Inc.	2,400	151,728
NeuStar, Inc., Class A*	4,554	190,949
Pactera Technology International Ltd. (ADR)*	61,373	487,302
Paychex, Inc.	22,600	703,764
SAIC, Inc.	19,600	221,872
Sapient Corp.*	7,800	82,368
Syntel, Inc.	1,200	64,308
TeleTech Holdings, Inc.*	1,600	28,480
Teradata Corp.*	23,689	1,466,112
Total System Services, Inc.	11,300	242,046
Unisys Corp.*	3,300	57,090
Vantiv, Inc., Class A*	9,617	196,379
VeriFone Systems, Inc.*	7,600	225,568
Visa, Inc., Class A	128,970	19,549,273
Western Union Co.	41,700	567,537
WEX, Inc.*	2,700	203,499

		81,734,940

Office Electronics (0.1%)
Xerox Corp.	88,254	601,892
Zebra Technologies Corp., Class A*	3,600	141,408

		743,300

Semiconductors & Semiconductor Equipment (9.6%)
Advanced Micro Devices, Inc.*	44,100	105,840
Altera Corp.	50,380	1,735,087
Amkor Technology, Inc.*	4,455	18,934
Analog Devices, Inc.	59,060	2,484,064
Applied Materials, Inc.	83,900	959,816
ASM Pacific Technology Ltd.	54,200	665,315
ASML Holding N.V.	10,664	686,868
Atmel Corp.*	30,300	198,465

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Avago Technologies Ltd.	46,095	$1,459,368
Broadcom Corp., Class A*	58,730	1,950,423
Cabot Microelectronics Corp.	1,600	56,816
Cavium, Inc.*	24,820	774,632
Cirrus Logic, Inc.*	4,700	136,159
Cree, Inc.*	8,045	273,369
Cymer, Inc.*	2,200	198,946
Cypress Semiconductor Corp.*	39,226	425,210
Diodes, Inc.*	2,700	46,845
Entegris, Inc.*	9,700	89,046
Fairchild Semiconductor International, Inc.*	73,470	1,057,968
First Solar, Inc.*	4,200	129,696
Freescale Semiconductor Ltd.*	3,141	34,582
Hittite Microwave Corp.*	1,900	117,990
Integrated Device Technology, Inc.*	10,300	75,190
Intel Corp.	414,320	8,547,422
International Rectifier Corp.*	30,650	543,425
Intersil Corp., Class A	8,900	73,781
KLA-Tencor Corp.	11,600	554,016
Lam Research Corp.*	40,625	1,467,781
Linear Technology Corp.	16,200	555,660
LSI Corp.*	38,400	271,872
Marvell Technology Group Ltd.	31,900	231,594
Maxim Integrated Products, Inc.	114,080	3,353,952
MediaTek, Inc.	411,000	4,597,528
Micrel, Inc.	3,700	35,150
Microchip Technology, Inc.	58,850	1,917,922
Micron Technology, Inc.*	106,600	676,910
Microsemi Corp.*	6,300	132,552
MKS Instruments, Inc.	3,700	95,386
NVIDIA Corp.	43,600	535,844
NXP Semiconductor N.V.*	35,600	938,772
OmniVision Technologies, Inc.*	3,868	54,461
ON Semiconductor Corp.*	102,191	720,447
PMC-Sierra, Inc.*	14,700	76,587
Power Integrations, Inc.	2,100	70,581
Rambus, Inc.*	8,300	40,504
RF Micro Devices, Inc.*	20,100	90,048
Samsung Electronics Co., Ltd.	7,656	10,957,460
Semtech Corp.*	4,600	133,170
Silicon Laboratories, Inc.*	2,800	117,068
Skyworks Solutions, Inc.*	58,830	1,194,249
Spansion, Inc., Class A*	3,600	50,076
SunPower Corp.*	3,031	17,034
Taiwan Semiconductor Manufacturing Co., Ltd.	402,500	1,347,132
Teradyne, Inc.*	13,200	222,948
Tessera Technologies, Inc.	3,600	59,112
Texas Instruments, Inc.	168,710	5,219,887
TriQuint Semiconductor, Inc.*	12,500	60,500
Veeco Instruments, Inc.*	2,800	82,656
Xilinx, Inc.	18,200	653,380

		59,377,496

Software (14.9%)
ACI Worldwide, Inc.*	2,800	122,332
Activision Blizzard, Inc.	108,077	1,147,778
Adobe Systems, Inc.*	86,825	3,271,566
Advent Software, Inc.*	2,400	51,312
ANSYS, Inc.*	6,500	437,710
Aspen Technology, Inc.*	120,683	3,335,678
Autodesk, Inc.*	15,700	$554,995
Blackbaud, Inc.	3,300	75,339
BMC Software, Inc.*	9,900	392,634
BroadSoft, Inc.*	10,033	364,499
CA, Inc.	23,400	514,332
Cadence Design Systems, Inc.*	91,300	1,233,463
Citrix Systems, Inc.*	22,626	1,487,659
CommVault Systems, Inc.*	3,000	209,130
Compuware Corp.*	15,000	163,050
Comverse Technology, Inc.*	16,400	62,976
Comverse, Inc.*	1,640	46,789
Concur Technologies, Inc.*	3,200	216,064
Electronic Arts, Inc.*	21,200	308,036
FactSet Research Systems, Inc.	2,800	246,568
Fair Isaac Corp.	2,500	105,075
Fortinet, Inc.*	49,930	1,052,025
Guidewire Software, Inc.*	1,896	56,349
Informatica Corp.*	7,700	233,464
Intuit, Inc.	97,100	5,777,450
Jive Software, Inc.*	1,812	26,328
Manhattan Associates, Inc.*	1,300	78,442
Mentor Graphics Corp.*	6,500	110,630
MICROS Systems, Inc.*	5,590	237,240
Microsoft Corp.	932,775	24,933,076
MicroStrategy, Inc., Class A*	3,605	336,635
NetScout Systems, Inc.*	2,400	62,376
NetSuite, Inc.*	5,800	390,340
Nuance Communications, Inc.*	35,980	803,074
Oracle Corp.	678,843	22,619,049
Parametric Technology Corp.*	8,600	193,586
Pegasystems, Inc.	1,200	27,216
Progress Software Corp.*	4,404	92,440
QLIK Technologies, Inc.*	21,920	476,102
RealPage, Inc.*	2,600	56,082
Red Hat, Inc.*	25,330	1,341,477
Rovi Corp.*	7,527	116,142
Salesforce.com, Inc.*	71,671	12,047,895
SolarWinds, Inc.*	4,200	220,290
Solera Holdings, Inc.	4,769	254,998
Sourcefire, Inc.*	2,200	103,884
Splunk, Inc.*	14,135	410,198
SS&C Technologies Holdings, Inc.*	3,000	69,360
Symantec Corp.*	48,600	914,166
Synchronoss Technologies, Inc.*	1,900	40,071
Synopsys, Inc.*	10,400	331,136
Take-Two Interactive Software, Inc.*	6,400	70,464
TIBCO Software, Inc.*	100,135	2,203,971
TiVo, Inc.*	8,700	107,184
Tyler Technologies, Inc.*	1,800	87,192
Ultimate Software Group, Inc.*	1,900	179,379
Verint Systems, Inc.*	1,600	46,976
VirnetX Holding Corp.*	2,700	79,056
VMware, Inc., Class A*	6,000	564,840
Websense, Inc.*	2,600	39,104
Workday, Inc., Class A*	24,183	1,317,973
Zynga, Inc., Class A*	32,007	75,857

		92,530,502

Total Information Technology		432,903,076

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

	Number of Shares	Value (Note 1)

Materials (0.9%)
Chemicals (0.9%)
Monsanto Co.	60,455	$5,722,066

Total Materials		5,722,066

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
SBA Communications Corp., Class A*	2,120	150,562

Total Telecommunication Services		150,562

Total Common Stocks (77.6%) (Cost $368,523,877)		480,716,810

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(20.6%)
iShares S&P North American Technology Sector Index Fund	308,250	20,794,545
Technology Select Sector SPDR Fund	2,244,100	$64,966,695
Vanguard Information Technology Index ETF	610,000	42,157,100

Total Investment Companies (20.6%) (Cost $94,403,132)		127,918,340

Total Investments (98.2%) (Cost $462,927,009)		608,635,150
Other Assets Less Liabilities (1.8%)		10,928,288

Net Assets (100%)		$619,563,438

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

At December 31, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 1/4/13	UBS AG	2,007	$23,167	$23,523	$(356)
Japanese Yen vs. U.S. Dollar, expiring 1/7/13	Credit Suisse First Boston	2,017	23,286	23,531	(245)

					$(601)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$35,489,996	$1,115,111	$—	$36,605,107
Health Care	303,348	621,537	—	924,885
Industrials	4,411,114	—	—	4,411,114
Information Technology	408,298,558	24,604,518	—	432,903,076
Materials	5,722,066	—	—	5,722,066
Telecommunication Services	150,562	—	—	150,562
Investment Companies
Exchange Traded Funds (ETFs)	127,918,340	—	—	127,918,340

Total Assets	$582,293,984	$26,341,166	$—	$608,635,150

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(601)	$—	$(601)

Total Liabilities	$—	$(601)	$—	$(601)

Total	$582,293,984	$26,340,565	$—	$608,634,549

(a) A Security with a market value of $85,976 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

Fair Values of Derivative Instruments as of December 31, 2012:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(601)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(601)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2012:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	168	—	168
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$168	$—	$168

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(601)	—	(601)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(601)	$—	$(601)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $31,000 for two months during the year ended December 31, 2012.

^ This Portfolio held forward foreign currency contracts as a substitute for investing in conventional securities, hedging.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$391,484,658
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$435,192,364

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140,638,997
Aggregate gross unrealized depreciation	(12,578,055)

Net unrealized appreciation	$128,060,942

Federal income tax cost of investments	$480,574,208

For the year ended December 31, 2012, the Portfolio incurred approximately $113 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $68,118,293, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $35,805,238 during 2012.

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value (Cost $462,927,009)	$608,635,150
Cash	10,053,126
Foreign cash (Cost $1,463,466)	1,463,621
Dividends, interest and other receivables	472,490
Receivable for securities sold	461,901
Receivable from Separate Accounts for Trust shares sold	159,807
Other assets	1,828

Total assets	621,247,923

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	760,440
Investment management fees payable	498,150
Distribution fees payable - Class B	128,514
Administrative fees payable	111,157
Payable for securities purchased	92,904
Trustees’ fees payable	8,692
Distribution fees payable - Class A	2,571
Unrealized depreciation on forward foreign currency contracts	601
Accrued expenses	81,456

Total liabilities	1,684,485

NET ASSETS	$619,563,438

Net assets were comprised of:
Paid in capital	$560,792,346
Accumulated undistributed net investment income (loss)	84,456
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(87,021,469)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	145,708,105

Net assets	$619,563,438

Class A
Net asset value, offering and redemption price per share, $12,141,505 / 856,137 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.18

Class B
Net asset value, offering and redemption price per share, $607,396,693 / 43,923,164 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.83

Class K
Net asset value, offering and redemption price per share, $25,240 / 1,778 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.20

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (net of $48,607 foreign withholding tax)	$8,292,842
Interest	13,149

Total income	8,305,991

EXPENSES
Investment management fees	6,102,490
Distribution fees - Class B	1,574,248
Administrative fees	996,060
Custodian fees	96,100
Printing and mailing expenses	69,491
Professional fees	67,071
Distribution fees - Class A	31,652
Trustees’ fees	13,144
Miscellaneous	16,892

Gross expenses	8,967,148
Less: Fees paid indirectly	(65,463)

Net expenses	8,901,685

NET INVESTMENT INCOME (LOSS)	(595,694)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	43,722,127
Foreign currency transactions	(26,957)

Net realized gain (loss)	43,695,170

Change in unrealized appreciation (depreciation) on:
Securities	35,191,310
Foreign currency translations	66,126

Net change in unrealized appreciation (depreciation)	35,257,436

NET REALIZED AND UNREALIZED GAIN (LOSS)	78,952,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,356,912

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(595,694)	$(3,391,600)
Net realized gain (loss) on investments and foreign currency transactions	43,695,170	37,577,546
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	35,257,436	(65,272,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	78,356,912	(31,086,320)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 96,471 and 147,526 shares, respectively ]	1,354,037	1,920,949
Capital shares repurchased [ (219,475) and (143,442) shares, respectively ]	(3,096,312)	(1,893,835)

Total Class A transactions	(1,742,275)	27,114

Class B
Capital shares sold [ 6,340,123 and 9,965,999 shares, respectively ]	86,860,710	129,819,829
Capital shares repurchased [ (10,033,910) and (14,181,800) shares, respectively ]	(136,787,550)	(182,578,650)

Total Class B transactions	(49,926,840)	(52,758,821)

Class K†
Capital shares sold [ 5,123 and 0 shares, respectively ]	70,083	—
Capital shares repurchased [ (3,345) and 0 shares, respectively ]	(47,007)	—

Total Class K transactions	23,076	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(51,646,039)	(52,731,707)

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,710,873	(83,818,027)
NET ASSETS:
Beginning of year	592,852,565	676,670,592

End of year (a)	$619,563,438	$592,852,565

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$84,456	$40,100

† Class K commenced operations on August 29, 2012.

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012		2011		2010		2009		2008
Net asset value, beginning of year	$12.50		$13.10		$11.10		$6.99		$13.18

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	(0.03	)(e)	(0.04	)(e)	(0.01	)(e)	(0.05	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.69		(0.57)		2.04		4.12		(6.14)

Total from investment operations	1.68		(0.60)		2.00		4.11		(6.19)

Net asset value, end of year	$14.18		$12.50		$13.10		$11.10		$6.99

Total return	13.44%		(4.58)%		18.02%		58.80%		(46.97)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,142		$12,244		$12,776		$11,949		$7,124
Ratio of expenses to average net assets:
After fees paid indirectly (f)	1.39%		1.13%		1.14%		1.09%		1.41%
Before fees paid indirectly (f)	1.40%		1.14%		1.16%		1.19%		1.42%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (f)	(0.10)%		(0.26)%		(0.34)%		(0.08)%		(0.41)%
Before fees paid indirectly (f)	(0.11)%		(0.27)%		(0.35)%		(0.19)%		(0.42)%
Portfolio turnover rate	62%		78%		84%		129%		148%

	Year Ended December 31,
Class B	2012		2011		2010		2009		2008
Net asset value, beginning of year	$12.19		$12.81		$10.88		$6.86		$12.98

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	(0.07	)(e)	(0.06	)(e)	(0.03	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.65		(0.55)		1.99		4.05		(6.05)

Total from investment operations	1.64		(0.62)		1.93		4.02		(6.12)

Net asset value, end of year	$13.83		$12.19		$12.81		$10.88		$6.86

Total return	13.45%		(4.84)%		17.74%		58.60%		(47.15)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$607,397		$580,608		$663,895		$602,145		$331,894
Ratio of expenses to average net assets:
After fees paid indirectly (f)	1.39%		1.38%		1.39%		1.34%		1.66	%(c)
Before fees paid indirectly (f)	1.40%		1.39%		1.41%		1.44%		1.67	%(c)
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (f)	(0.09)%		(0.52)%		(0.58)%		(0.33)%		(0.73)%
Before fees paid indirectly(f)	(0.10)%		(0.53)%		(0.60)%		(0.43)%		(0.74)%
Portfolio turnover rate	62%		78%		84%		129%		148%

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	August 29, 2012* to December 31, 2012
Net asset value, beginning of period	$14.48

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.31)

Total from investment operations	(0.28)

Net asset value, end of period	$14.20

Total return (b)	(1.93)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25
Ratio of expenses to average net assets:
After fees paid indirectly (a)(f)	1.13%
Before fees paid indirectly (a)(f)	1.14%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)(f)	0.59%
Before fees paid indirectly (a)(f)	0.58%
Portfolio turnover rate	62%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).

See Notes to Financial Statements.

TARGET 2015 ALL OCATION PORTFOLIO (Unaudited)

PORTFOLIO ADVISER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	10.87%	(0.04)%	2.29%
Portfolio – Class K Shares**	11.17	N/A	10.14
S&P 500 Index	16.00	1.66	3.64
Barclays U.S. Aggregate Bond Index	4.21	5.95	6.14
MSCI EAFE Index	17.32	(3.69)	0.28
* Date of inception 8/31/06. ** Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 10.87% for the year ended December 31, 2012. This compares to the returns of the following broad market benchmarks: S&P 500 Index 16.00%, the Barclays U.S. Aggregate Bond Index 4.21% and the MSCI EAFE Index 17.32%.

Portfolio Highlights

As of 12/31/2012, the Portfolio’s equity allocation consisted of large cap growth stocks (11.3%), large cap value stocks (11.6%), international stocks (22.9%) and small and mid cap stocks (13.4%).

As of 12/31/2012, the Portfolio’s fixed income allocation consisted of investment grade bonds (39.3%) and high yield bonds (1.5%).

In line with broad market performance, the Portfolio’s holdings in U.S. and international equities offered attractive returns in 2012 as the global economy began to regain its footing, at least fitfully, after the financial crisis of 2008. But the Portfolio’s minimal allocation to bonds, which were very high-quality and relatively short duration, hurt performance, as high-quality bonds sagged and lower-quality issuers rose in response to a perceived reduction in global credit risk.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2012
EQ/Equity 500 Index Portfolio	16.9%
Multimanager Multi-Sector Bond Portfolio	14.7
EQ/Global Multi-Sector Equity Portfolio	13.9
EQ/International ETF Portfolio	13.8
EQ/Core Bond Index Portfolio	12.0
EQ/Global Bond PLUS Portfolio	7.5
EQ/PIMCO Ultra Short Bond Portfolio	6.1
Multimanager Large Cap Value Portfolio	4.1
Multimanager Mid Cap Value Portfolio	3.2
EQ/Small Company Index Portfolio	3.1
Multimanager Aggressive Equity Portfolio	2.9
Multimanager Mid Cap Growth Portfolio	1.8

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class B
Actual	$1,000.00	$1,057.80	$3.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	3.05
Class K
Actual	1,000.00	1,058.10	1.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.38	1.78

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

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TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	905,129	$9,184,814
EQ/Equity 500 Index Portfolio‡	519,457	12,895,388
EQ/Global Bond PLUS Portfolio‡	579,628	5,724,485
EQ/Global Multi-Sector Equity Portfolio‡	857,941	10,626,716
EQ/International ETF Portfolio‡	1,653,166	10,518,704
EQ/PIMCO Ultra Short Bond Portfolio‡	470,119	4,685,410
EQ/Small Company Index Portfolio‡	243,171	2,361,139
Multimanager Aggressive Equity Portfolio‡	74,866	2,183,883
Multimanager Large Cap Value Portfolio‡	298,585	3,115,402
Multimanager Mid Cap Growth Portfolio*‡	140,985	1,392,789
Multimanager Mid Cap Value Portfolio‡	246,386	$2,459,992
Multimanager Multi-Sector Bond Portfolio‡	2,783,878	11,241,994

Total Investments (99.5%) (Cost $66,722,068)		76,390,716
Other Assets Less Liabilities (0.5%)		365,708

Net Assets (100%)		$76,756,424

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$10,355,841	$1,321,043	$2,578,618	$9,184,814	$157,676	$86,041
EQ/Equity 500 Index Portfolio	15,232,581	1,122,344	4,749,008	12,895,388	250,654	597,269
EQ/Global Bond PLUS Portfolio	6,108,017	1,221,009	1,525,696	5,724,485	98,099	216,623
EQ/Global Multi-Sector Equity Portfolio	10,069,399	1,224,167	2,162,657	10,626,716	175,946	4,072
EQ/International ETF Portfolio	10,084,763	2,266,683	2,843,917	10,518,704	306,281	454,993
EQ/PIMCO Ultra Short Bond Portfolio	5,069,100	723,026	1,154,028	4,685,410	38,522	697
EQ/Small Company Index Portfolio	2,216,361	791,764	776,121	2,361,139	41,019	162,184
Multimanager Aggressive Equity Portfolio	3,510,245	160,146	1,680,511	2,183,883	10,919	247,362
Multimanager Large Cap Value Portfolio	3,369,428	340,997	1,006,300	3,115,402	45,513	23,788
Multimanager Mid Cap Growth Portfolio	1,508,746	57,515	343,548	1,392,789	—	43,164
Multimanager Mid Cap Value Portfolio	2,410,402	332,764	608,374	2,459,992	15,305	7,593
Multimanager Multi-Sector Bond Portfolio	9,412,409	3,801,974	2,274,705	11,241,994	289,678	5,126

	$79,347,292	$13,363,432	$21,703,483	$76,390,716	$1,429,612	$1,848,912

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$–	$76,390,716	$–	$76,390,716

Total Assets	$–	$76,390,716	$–	$76,390,716

Total Liabilities	$–	$–	$–	$–

Total	$–	$76,390,716	$–	$76,390,716

There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

The Portfolio held no derivatives contracts for the year ended December 31, 2012.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,363,432
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,729,845

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,114,936
Aggregate gross unrealized depreciation	(575,879)

Net unrealized appreciation	$9,539,057

Federal income tax cost of investments	$66,851,659

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value:
Affiliated Issuers (Cost $66,722,068)	$76,390,716
Cash	517,062
Receivable from Separate Accounts for Trust shares sold	105,136
Dividends, interest and other receivables	39
Other assets	154

Total assets	77,013,107

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	176,224
Payable for securities purchased	10,544
Administrative fees payable	10,296
Distribution fees payable - Class B	7,690
Trustees’ fees payable	207
Accrued expenses	51,722

Total liabilities	256,683

NET ASSETS	$76,756,424

Net assets were comprised of:
Paid in capital	$85,129,636
Accumulated undistributed net investment income (loss)	811
Accumulated undistributed net realized gain (loss) on investments	(18,042,671)
Net unrealized appreciation (depreciation) on investments	9,668,648

Net assets	$76,756,424

Class B
Net asset value, offering and redemption price per share, $35,308,282 / 3,868,741 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.13

Class K
Net asset value, offering and redemption price per share, $41,448,142 / 4,543,558 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.12

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,429,612
Interest	479

Total income	1,430,091

EXPENSES
Administrative fees	152,439
Distribution fees - Class B	93,408
Investment management fees	79,957
Custodian fees	75,301
Professional fees	49,494
Printing and mailing expenses	12,505
Trustees’ fees	1,644
Miscellaneous	3,080

Gross expenses	467,828
Less: Waiver from investment advisor	(94,504)

Net expenses	373,324

NET INVESTMENT INCOME (LOSS)	1,056,767

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	1,026,362
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	822,550

Net realized gain (loss)	1,848,912

Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	5,383,475

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,232,387

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,289,154

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,056,767	$1,367,226
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	1,848,912	1,226,008
Net change in unrealized appreciation (depreciation) on investments	5,383,475	(4,932,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,289,154	(2,339,288)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(474,418)	(635,924)
Class K†	(649,401)	(776,830)

	(1,123,819)	(1,412,754)

Distributions from net realized capital gains
Class A	—	(251,445)
Class B	(701,410)	(571,711)
Class K†	(804,844)	(343,467)

	(1,506,254)	(1,166,623)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,630,073)	(2,579,377)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 0 and 812,883 shares, respectively ]	—	7,329,152
Capital shares issued in reinvestment of distributions [ 0 and 29,329 shares, respectively ]	—	251,445
Capital shares repurchased [ 0 and (5,802,372) shares, respectively ]	—	(51,162,866	)(y)

Total Class A transactions	—	(43,582,269)

Class B
Capital shares sold [ 653,039 and 1,201,988 shares, respectively ]	5,886,565	10,880,818
Capital shares issued in reinvestment of dividends and distributions [ 129,531 and 142,617 shares, respectively ]	1,175,828	1,207,635
Capital shares repurchased [ (1,291,083) and (1,719,648) shares, respectively ]	(11,660,297)	(15,278,891)

Total Class B transactions	(4,597,904)	(3,190,438)

Class K†
Capital shares sold [ 295,808 and 4,988,459 shares, respectively ]	2,672,990	43,744,113	(y)
Capital shares issued in reinvestment of dividends and distributions [ 160,205 and 132,749 shares, respectively ]	1,454,245	1,120,297
Capital shares repurchased [ (907,023) and (126,640) shares, respectively ]	(8,142,636)	(1,080,081)

Total Class K transactions	(4,015,401)	43,784,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,613,305)	(2,988,378)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,954,224)	(7,907,043)
NET ASSETS:
Beginning of year	79,710,648	87,617,691

End of year (a)	$76,756,424	$79,710,648

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$811	$889

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the Target 2015 Allocation Portfolio exchanged approximately 4,976,543 Class A shares for approximately 4,976,628 Class K shares. This exchange amounted to approximately $43,643,024.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2012	2011	2010	2009		2008
Net asset value, beginning of year	$8.51	$9.02	$8.31	$7.17		$10.85

Income (loss) from investment operations:
Net investment income (loss) (x)	0.11 (e)	0.13 (e)	0.13 (e)	0.30	(e)	0.36	(e)
Net realized and unrealized gain (loss) on investments	0.81	(0.38)	0.75	1.16		(3.67)

Total from investment operations	0.92	(0.25)	0.88	1.46		(3.31)

Less distributions:
Dividends from net investment income	(0.12)	(0.14)	(0.12)	(0.31)		(0.29)
Distributions from net realized gains	(0.18)	(0.12)	(0.05)	(0.01)		(0.08)

Total dividends and distributions	(0.30)	(0.26)	(0.17)	(0.32)		(0.37)

Net asset value, end of year	$9.13	$8.51	$9.02	$8.31		$7.17

Total return	10.87%	(2.74)%	10.61%	20.40%		(30.50)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$35,308	$37,239	$42,881	$35,657		$23,402
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.60%	0.60%	0.60%	0.60%		0.60%
Before waivers and reimbursements (f)	0.72%	0.69%	0.71%	0.85	%(c)	0.80	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.17%	1.43%	1.49%	3.96%		3.97%
Before waivers and reimbursements(f)(x)	1.05%	1.34%	1.38%	3.70%		3.63%
Portfolio turnover rate	17%	32%	34%	24%		43%

Class K	Year Ended December 31, 2012	December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$8.50	$8.74

Income (loss) from investment operations:
Net investment income (loss) (x)	0.13 (e)	0.22	(e)
Net realized and unrealized gain (loss) on investments	0.82	(0.23)

Total from investment operations	0.95	(0.01)

Less distributions:
Dividends from net investment income	(0.15)	(0.16)
Distributions from net realized gains	(0.18)	(0.07)

Total dividends and distributions	(0.33)	(0.23)

Net asset value, end of period	$9.12	$8.50

Total return (b)	11.17%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,448	$42,472
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.46%	30.30	%(l)
Before waivers and reimbursements(a)(f)(x)	1.34%	30.18	%(l)
Portfolio turnover rate	17%	32%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLO CATION PORTFOLIO (Unaudited)

PORTFOLIO ADVISER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	12.79%	(0.56)%	2.00%
Portfolio – Class K Shares**	13.21	N/A	12.02
S&P 500 Index	16.00	1.66	3.64
Barclays U.S. Aggregate Bond Index	4.21	5.95	6.14
MSCI EAFE Index	17.32	(3.69)	0.28
* Date of inception 8/31/06. ** Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 12.79% for the year ended December 31, 2012. This compares to the returns of the following broad market benchmarks: S&P 500 Index 16.00%, the Barclays U.S. Aggregate Bond Index 4.21% and the MSCI EAFE Index 17.32%.

Portfolio Highlights

As of 12/31/2012, the Portfolio’s equity allocation consisted of large cap growth stocks (15.7%), large cap value stocks (15.4%), international stocks (27.0%) and small and mid cap stocks (16.8%).

As of 12/31/2012, the Portfolio’s fixed income allocation consisted of investment grade bonds (24.2%) and high yield bonds (0.9%).

In line with broad market performance, the Portfolio’s holdings in U.S. and international equities offered attractive returns in 2012 as the global economy began to regain its footing, at least fitfully, after the financial crisis of 2008. But the Portfolio’s minimal allocation to bonds, which were very high-quality and relatively short duration, hurt performance, as high-quality bonds sagged and lower-quality issuers rose in response to a perceived reduction in global credit risk.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2012
EQ/Equity 500 Index Portfolio	27.2%
EQ/International ETF Portfolio	16.7
EQ/Global Multi-Sector Equity Portfolio	16.0
Multimanager Multi-Sector Bond Portfolio	8.7
EQ/Core Bond Index Portfolio	7.3
EQ/Small Company Index Portfolio	5.8
EQ/Global Bond PLUS Portfolio	4.8
EQ/PIMCO Ultra Short Bond Portfolio	3.8
Multimanager Mid Cap Value Portfolio	3.1
Multimanager Aggressive Equity Portfolio	2.9
Multimanager Large Cap Value Portfolio	2.8
Multimanager Mid Cap Growth Portfolio	0.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class B
Actual	$1,000.00	$1,067.00	$3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	3.05
Class K
Actual	1,000.00	1,068.50	1.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.38	1.78

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	733,460	$7,442,793
EQ/Equity 500 Index Portfolio‡	1,114,958	27,678,550
EQ/Global Bond PLUS Portfolio‡	487,716	4,816,750
EQ/Global Multi-Sector Equity Portfolio‡	1,315,702	16,296,669
EQ/International ETF Portfolio‡	2,662,878	16,943,265
EQ/PIMCO Ultra Short Bond Portfolio‡	389,913	3,886,042
EQ/Small Company Index Portfolio‡	600,713	5,832,809
Multimanager Aggressive Equity Portfolio‡	101,746	2,967,967
Multimanager Large Cap Value Portfolio‡	275,977	2,879,512
Multimanager Mid Cap Growth Portfolio*‡	92,553	$914,332
Multimanager Mid Cap Value Portfolio‡	311,344	3,108,544
Multimanager Multi-Sector Bond Portfolio‡	2,199,007	8,880,139

Total Investments (99.7%) (Cost $91,960,887)		101,647,372
Other Assets Less Liabilities (0.3%)		336,977

Net Assets (100%)		$101,984,349

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$6,628,187	$2,482,208	$1,784,109	$7,442,793	$126,353	$4,831
EQ/Equity 500 Index Portfolio	27,683,217	4,166,697	7,869,277	27,678,550	531,304	(32,554)
EQ/Global Bond PLUS Portfolio	4,991,224	1,076,140	1,181,745	4,816,750	81,553	182,467
EQ/Global Multi-Sector Equity Portfolio	14,123,230	2,902,877	2,952,576	16,296,669	266,884	(608)
EQ/International ETF Portfolio	14,166,632	4,522,603	3,249,871	16,943,265	485,512	728,194
EQ/PIMCO Ultra Short Bond Portfolio	3,895,770	874,498	920,438	3,886,042	31,570	646
EQ/Small Company Index Portfolio	5,207,437	1,440,324	1,217,413	5,832,809	100,248	330,503
Multimanager Aggressive Equity Portfolio	4,045,468	406,132	1,822,810	2,967,967	14,568	196,564
Multimanager Large Cap Value Portfolio	3,031,437	441,257	992,038	2,879,512	41,563	(234)
Multimanager Mid Cap Growth Portfolio	972,631	139,180	330,217	914,332	—	7,021
Multimanager Mid Cap Value Portfolio	2,986,200	322,229	612,978	3,108,544	19,091	3,158
Multimanager Multi-Sector Bond Portfolio	7,425,338	2,953,148	1,735,272	8,880,139	225,634	6,186

	$95,156,771	$21,727,293	$24,668,744	$101,647,372	$1,924,280	$1,426,174

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$101,647,372	$—	$101,647,372

Total Assets	$—	$101,647,372	$—	$101,647,372

Total Liabilities	$—	$—	$—	$–

Total	$—	$101,647,372	$—	$101,647,372

There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

The Portfolio held no derivatives contracts for the year ended December 31, 2012.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,727,293
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$24,832,655

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,625,733
Aggregate gross unrealized depreciation	(2,233,212)

Net unrealized appreciation	$9,392,521

Federal income tax cost of investments	$92,254,851

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value:
Affiliated Issuers (Cost $91,960,887)	$101,647,372
Cash	182,780
Receivable for securities sold	210,205
Receivable from Separate Accounts for Trust shares sold	114,893
Dividends, interest and other receivables	30
Other assets	193

Total assets	102,155,473

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	90,473
Administrative fees payable	15,809
Distribution fees payable - Class B	11,242
Investment management fees payable	1,321
Trustees’ fees payable	274
Accrued expenses	52,005

Total liabilities	171,124

NET ASSETS	$101,984,349

Net assets were comprised of:
Paid in capital	$105,577,724
Accumulated undistributed net investment income (loss)	44,322
Accumulated undistributed net realized gain (loss) on investments	(13,324,182)
Net unrealized appreciation (depreciation) on investments	9,686,485

Net assets	$101,984,349

Class B
Net asset value, offering and redemption price per share, $52,292,377 / 5,665,444 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.23

Class K
Net asset value, offering and redemption price per share, $49,691,972 / 5,386,419 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.23

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,924,280
Interest	415

Total income	1,924,695

EXPENSES
Administrative fees	186,677
Distribution fees - Class B	136,268
Investment management fees	102,781
Custodian fees	74,898
Professional fees	49,829
Printing and mailing expenses	16,124
Trustees’ fees	2,060
Miscellaneous	2,580

Gross expenses	571,217
Less: Waiver from investment advisor	(75,099)

Net expenses	496,118

NET INVESTMENT INCOME (LOSS)	1,428,577

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	163,911
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	1,262,263

Net realized gain (loss)	1,426,174

Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	9,432,052

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,858,226

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,286,803

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,428,577	$1,456,576
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	1,426,174	968,187
Net change in unrealized appreciation (depreciation) on investments	9,432,052	(6,482,649)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,286,803	(4,057,886)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(699,345)	(779,148)
Class K†	(790,042)	(739,332)

	(1,489,387)	(1,518,480)

Distributions from net realized capital gains
Class A	—	(172,260)
Class B	(679,679)	(306,307)
Class K†	(613,416)	(79,762)

	(1,293,095)	(558,329)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,782,482)	(2,076,809)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 0 and 589,012 shares, respectively ]	—	5,325,221
Capital shares issued in reinvestment of distributions [ 0 and 20,694 shares, respectively ]	—	172,260
Capital shares repurchased [ 0 and (6,015,730) shares, respectively ]	—	(51,956,637	)(y)

Total Class A transactions	—	(46,459,156)

Class B
Capital shares sold [ 1,157,250 and 1,676,135 shares, respectively ]	10,402,734	15,017,545
Capital shares issued in reinvestment of dividends and distributions [ 151,228 and 130,468 shares, respectively ]	1,379,024	1,085,455
Capital shares repurchased [ (1,767,239) and (1,730,535) shares, respectively ]	(15,963,461)	(15,245,837)

Total Class B transactions	(4,181,703)	857,163

Class K†
Capital shares sold [ 892,364 and 5,129,151 shares, respectively ]	7,878,792	44,095,177	(y)
Capital shares issued in reinvestment of dividends and distributions [ 153,767 and 98,491 shares, respectively ]	1,403,458	819,094
Capital shares repurchased [ (875,660) and (11,694) shares, respectively ]	(7,805,338)	(99,008)

Total Class K transactions	1,476,912	44,815,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,704,791)	(786,730)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,799,530	(6,921,425)
NET ASSETS:
Beginning of year	95,184,819	102,106,244

End of year (a)	$101,984,349	$95,184,819

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$44,322	$72,361

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the Target 2025 Allocation Portfolio exchanged approximately 5,085,048 Class A shares for approximately 5,085,111 Class K shares. This exchange amounted to approximately $43,728,029.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2012	2011	2010	2009	2008
Net asset value, beginning of year	$8.40	$8.92	$8.08	$6.81	$11.02

Income (loss) from investment operations:
Net investment income (loss) (x)	0.11 (e)	0.12 (e)	0.13 (e)	0.29 (e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	0.96	(0.47)	0.83	1.29	(4.16)

Total from investment operations	1.07	(0.35)	0.96	1.58	(3.85)

Less distributions:
Dividends from net investment income	(0.13)	(0.12)	(0.11)	(0.29)	(0.25)
Distributions from net realized gains	(0.11)	(0.05)	(0.01)	(0.02)	(0.11)

Total dividends and distributions	(0.24)	(0.17)	(0.12)	(0.31)	(0.36)

Net asset value, end of year	$9.23	$8.40	$8.92	$8.08	$6.81

Total return	12.79%	(3.88)%	11.95%	23.25%	(35.00)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$52,292	$51,415	$53,927	$39,336	$22,355
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (f)	0.67%	0.66%	0.70%	0.86%	0.82	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f) (x)	1.21%	1.32%	1.54%	3.98%	3.40%
Before waivers and reimbursements (f) (x)	1.14%	1.26%	1.44%	3.72%	3.05%
Portfolio turnover rate	21%	26%	24%	17%	21%

Class K	Year Ended December 31, 2012	December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$8.39	$8.56

Income (loss) from investment operations:
Net investment income (loss) (x)	0.14 (e)	0.20	(e)
Net realized and unrealized gain (loss) on investments	0.96	(0.21)

Total from investment operations	1.10	(0.01)

Less distributions:
Dividends from net investment income	(0.15)	(0.14)
Distributions from net realized gains	(0.11)	(0.02)

Total dividends and distributions	(0.26)	(0.16)

Net asset value, end of period	$9.23	$8.39

Total return (b)	13.21%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,692	$43,769
Ratio of expenses to average net assets:
After waivers and reimbursements (a) (f)	0.35%	0.35%
Before waivers and reimbursements (a) (f)..	0.42%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a) (f) (x).	1.59%	28.40	%(l)
Before waivers and reimbursements (a) (f) (x)	1.52%	28.31	%(l)
Portfolio turnover rate	21%	26%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALL OCATION PORTFOLIO (Unaudited)

PORTFOLIO ADVISER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	Since Incept.
Portfolio – Class A Shares*	14.07%	(0.75)%	2.03%
Portfolio – Class B Shares*	14.20	(0.93)	1.83
Portfolio – Class K Shares**	14.36	N/A	13.07
S&P 500 Index	16.00	1.66	3.64
Barclays U.S. Aggregate Bond Index	4.21	5.95	6.14
MSCI EAFE Index	17.32	(3.69)	0.28
* Date of inception 8/31/06. ** Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 14.07% for the year ended December 31, 2012. This compares to the returns of the following broad market benchmarks: S&P 500 Index 16.00%, the Barclays U.S. Aggregate Bond Index 4.21% and the MSCI EAFE Index 17.32%.

Portfolio Highlights

As of 12/31/2012, the Portfolio’s equity allocation consisted of large cap growth stocks (18.2%), large cap value stocks (18.3%), international stocks (30.3%) and small and mid cap stocks (18.5%).

As of 12/31/2012, the Portfolio’s fixed income allocation consisted of investment grade bonds (14.2%) and high yield bonds (0.5%).

In line with broad market performance, the Portfolio’s holdings in U.S. and international equities offered attractive returns in 2012 as the global economy began to regain its footing, at least fitfully, after the financial crisis of 2008. But the Portfolio’s minimal allocation to bonds, which were very high-quality and relatively short duration, hurt performance, as high-quality bonds sagged and lower-quality issuers rose in response to a perceived reduction in global credit risk.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2012
EQ/Equity 500 Index Portfolio	34.4%
EQ/International ETF Portfolio	18.8
EQ/Global Multi-Sector Equity Portfolio	17.8
EQ/Small Company Index Portfolio	7.6
Multimanager Multi-Sector Bond Portfolio	5.2
EQ/Core Bond Index Portfolio	4.1
EQ/Global Bond PLUS Portfolio	2.8
Multimanager Large Cap Value Portfolio	2.6
EQ/PIMCO Ultra Short Bond Portfolio	2.2
Multimanager Mid Cap Value Portfolio	2.1
Multimanager Aggressive Equity Portfolio	1.5
Multimanager Mid Cap Growth Portfolio	0.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,073.30	$3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	3.05
Class B
Actual	1,000.00	1,074.50	3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	3.05
Class K
Actual	1,000.00	1,074.80	1.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.38	1.78

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.60%, 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	254,403	$2,581,558
EQ/Equity 500 Index Portfolio‡	876,112	21,749,249
EQ/Global Bond PLUS Portfolio‡	176,121	1,739,400
EQ/Global Multi-Sector Equity Portfolio‡	906,034	11,222,410
EQ/International ETF Portfolio‡	1,867,013	11,879,361
EQ/PIMCO Ultra Short Bond Portfolio‡	137,520	1,370,590
EQ/Small Company Index Portfolio‡	492,320	4,780,337
Multimanager Aggressive Equity Portfolio‡	33,462	976,092
Multimanager Large Cap Value Portfolio‡	159,791	1,667,238

Multimanager Mid Cap Growth Portfolio*‡	56,619	$559,336
Multimanager Mid Cap Value Portfolio‡	131,467	1,312,603
Multimanager Multi-Sector Bond Portfolio‡	817,410	3,300,905

Total Investments (99.7%) (Cost $55,093,917)		63,139,079
Other Assets Less Liabilities (0.3%)		168,034

Net Assets (100%)		$63,307,113

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$2,578,418	$773,760	$813,406	$2,581,558	$43,746	$1,138
EQ/Equity 500 Index Portfolio	22,011,305	3,743,482	6,888,352	21,749,249	416,689	21,259
EQ/Global Bond PLUS Portfolio	1,646,295	574,738	455,662	1,739,400	29,738	67,736
EQ/Global Multi-Sector Equity Portfolio	9,916,859	2,603,879	2,839,567	11,222,410	183,821	1,251
EQ/International ETF Portfolio	10,419,856	3,218,305	2,835,760	11,879,361	339,935	513,370
EQ/PIMCO Ultra Short Bond Portfolio	1,278,867	490,683	410,624	1,370,590	11,109	458
EQ/Small Company Index Portfolio	4,430,912	1,196,075	1,182,453	4,780,337	82,027	276,954
Multimanager Aggressive Equity Portfolio	1,822,024	289,856	1,246,251	976,092	4,770	132,403
Multimanager Large Cap Value Portfolio	1,840,165	326,837	722,612	1,667,238	24,009	15,053
Multimanager Mid Cap Growth Portfolio	580,501	104,471	207,595	559,336	—	2,187
Multimanager Mid Cap Value Portfolio	1,439,676	204,112	517,075	1,312,603	8,039	7,906
Multimanager Multi-Sector Bond Portfolio	2,797,630	1,148,489	733,518	3,300,905	83,703	6,792

	$60,762,508	$14,674,687	$18,852,875	$63,139,079	$1,227,586	$1,046,507

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$63,139,079	$—	$63,139,079

Total Assets	$—	$63,139,079	$—	$63,139,079

Total Liabilities	$—	$—	$—	$—

Total	$—	$63,139,079	$—	$63,139,079

There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

The Portfolio held no derivatives contracts for the year ended December 31, 2012.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,674,687
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,035,145

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,820,162
Aggregate gross unrealized depreciation	(840,690)

Net unrealized appreciation	$7,979,472

Federal income tax cost of investments	$55,159,607

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value:
Affiliated Issuers (Cost $55,093,917)	$63,139,079
Cash	363,166
Receivable from Separate Accounts for Trust shares sold	99,459
Dividends, interest and other receivables	27
Other assets	135

Total assets	63,601,866

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	178,198
Payable for securities purchased	50,176
Distribution fees payable - Class B	9,365
Administrative fees payable	6,807
Trustees’ fees payable	176
Distribution fees payable - Class A	119
Accrued expenses	49,912

Total liabilities	294,753

NET ASSETS	$63,307,113

Net assets were comprised of:
Paid in capital	$61,753,310
Accumulated undistributed net investment income (loss)	45,554
Accumulated undistributed net realized gain (loss) on investments	(6,536,913)
Net unrealized appreciation (depreciation) on investments	8,045,162

Net assets	$63,307,113

Class A
Net asset value, offering and redemption price per share, $568,136 / 61,935 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.17

Class B
Net asset value, offering and redemption price per share, $42,962,104 / 4,682,126 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.18

Class K
Net asset value, offering and redemption price per share, $19,776,873 / 2,156,065 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.17

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,227,586
Interest	329

Total income	1,227,915

EXPENSES
Administrative fees	129,714
Distribution fees - Class B	114,098
Custodian fees	74,302
Investment management fees	64,807
Professional fees	49,275
Printing and mailing expenses	10,106
Distribution fees - Class A	1,346
Trustees’ fees	1,301
Miscellaneous	2,532

Gross expenses	447,481
Less: Waiver from investment advisor	(105,127)

Net expenses	342,354

NET INVESTMENT INCOME (LOSS)	885,561

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	182,270
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	864,237

Net realized gain (loss)	1,046,507

Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	6,554,759

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,601,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,486,827

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$885,561	$853,010
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	1,046,507	835,638
Net change in unrealized appreciation (depreciation) on investments	6,554,759	(4,545,076)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,486,827	(2,856,428)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(7,725)	(8,189)
Class B	(585,374)	(608,033)
Class K†	(317,617)	(279,052)

	(910,716)	(895,274)

Distributions from net realized capital gains
Class A	(8,610)	(70,907)
Class B	(713,166)	(234,351)
Class K†	(298,398)	(23,942)

	(1,020,174)	(329,200)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,930,890)	(1,224,474)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 0 and 278,359 shares, respectively ]	—	2,484,136
Capital shares issued in reinvestment of dividends and distributions [ 1,806 and 9,705 shares, respectively ]	16,335	79,096
Capital shares repurchased [ 0 and (2,302,495) shares, respectively ]	—	(19,663,191	)(y)

Total Class A transactions	16,335	(17,099,959)

Class B
Capital shares sold [ 1,390,206 and 1,342,970 shares, respectively ]	12,339,997	11,839,485
Capital shares issued in reinvestment of dividends and distributions [ 143,579 and 102,899 shares, respectively ]	1,298,540	842,384
Capital shares repurchased [ (2,034,752) and (1,032,752) shares, respectively ]	(18,226,123)	(9,115,029)

Total Class B transactions	(4,587,586)	3,566,840

Class K†
Capital shares sold [ 282,133 and 2,049,431 shares, respectively ]	2,512,922	17,379,376	(y)
Capital shares issued in reinvestment of dividends and distributions [ 68,012 and 36,964 shares, respectively ]	616,015	302,994
Capital shares repurchased [ (241,056) and (39,419) shares, respectively ]	(2,180,812)	(323,938)

Total Class K transactions	948,125	17,358,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,623,126)	3,825,313

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,932,811	(255,589)
NET ASSETS:
Beginning of year	60,374,302	60,629,891

End of year (a)	$63,307,113	$60,374,302

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$45,554	$64,958

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the Target 2035 Allocation Portfolio exchanged approximately 2,035,561 Class A shares for approximately 2,035,621 Class K shares. This exchange amounted to approximately $17,265,269.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012	2011		2010		2009		2008
Net asset value, beginning of year	$8.28	$8.86		$7.97		$6.59		$11.21

Income (loss) from investment operations:
Net investment income (loss) (x)	0.13 (e)	(0.02	)(e)†	0.12	(e)	0.25	(e)	0.34	(e)
Net realized and unrealized gain (loss) on investments	1.03	(0.37)		0.92		1.46		(4.58)

Total from investment operations	1.16	(0.39)		1.04		1.71		(4.24)

Less distributions:
Dividends from net investment income	(0.13)	(0.14)		(0.13)		(0.30)		(0.24)
Distributions from net realized gains	(0.14)	(0.05)		(0.02)		(0.03)		(0.14)

Total dividends and distributions	(0.27)	(0.19)		(0.15)		(0.33)		(0.38)

Net asset value, end of year	$9.17	$8.28		$8.86		$7.97		$6.59

Total return	14.07%	(4.43)%		13.06%		25.92%		(37.94)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$568	$498		$18,373		$14,680		$10,038
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.60%	0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements (f)	0.76%	0.51%		0.60%		0.91%		0.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.44%	(0.24)%		1.47%		3.58%		3.92%
Before waivers and reimbursements (f)(x)	1.28%	(0.40)%		1.22%		3.02%		3.33%
Portfolio turnover rate	23%	18%		18%		22%		12%

	Year Ended December 31,
Class B	2012	2011		2010		2009		2008
Net asset value, beginning of year	$8.28	$8.86		$7.97		$6.60		$11.21

Income (loss) from investment operations:
Net investment income (loss) (x)	0.11 (e)	0.12	(e)	0.12	(e)	0.27	(e)	0.30	(e)
Net realized and unrealized gain (loss) on investments	1.06	(0.53)		0.89		1.41		(4.55)

Total from investment operations	1.17	(0.41)		1.01		1.68		(4.25)

Less distributions:
Dividends from net investment income	(0.13)	(0.12)		(0.10)		(0.28)		(0.22)
Distributions from net realized gains	(0.14)	(0.05)		(0.02)		(0.03)		(0.14)

Total dividends and distributions	(0.27)	(0.17)		(0.12)		(0.31)		(0.36)

Net asset value, end of year	$9.18	$8.28		$8.86		$7.97		$6.60

Total return	14.20%	(4.67)%		12.78%		25.41%		(38.01)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$42,962	$42,928		$42,257		$27,496		$14,430
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.60%	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements (f)	0.76%	0.76%		0.85	%(c)	1.16	%(c)	1.19	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.23%	1.32%		1.48%		3.79%		3.34%
Before waivers and reimbursements (f)(x)	1.07%	1.17%		1.24%		3.22%		2.59%
Portfolio turnover rate	23%	18%		18%		22%		12%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012	December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$8.28	$8.44

Income (loss) from investment operations:
Net investment income (loss) (x)	0.15 (e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	1.03	(0.20)

Total from investment operations	1.18	(0.01)

Less distributions:
Dividends from net investment income	(0.15)	(0.14)
Distributions from net realized gains	(0.14)	(0.01)

Total dividends and distributions	(0.29)	(0.15)

Net asset value, end of period	$9.17	$8.28

Total return (b)	14.36%	(0.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,777	$16,948
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.51%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.70%	27.43	%(l)
Before waivers and reimbursements (a)(f)(x)	1.54%	27.24	%(l)
Portfolio turnover rate	23%	18%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLO CATION PORTFOLIO (Unaudited)

PORTFOLIO ADVISER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/12
	1 Year	5 Years	Since Incept.
Portfolio – Class A Shares*	15.49%	(1.33)%	1.71%
Portfolio – Class B Shares*	15.34	(1.53)	1.49
Portfolio – Class K Shares**	15.79	N/A	14.34
S&P 500 Index	16.00	1.66	3.64
Barclays U.S. Aggregate Bond Index	4.21	5.95	6.14
MSCI EAFE Index	17.32	(3.69)	0.28
* Date of inception 8/31/06. ** Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 15.49% for the year ended December 31, 2012. This compares to the returns of the following broad market benchmarks: S&P 500 Index 16.00%, the Barclays U.S. Aggregate Bond Index 4.21% and the MSCI EAFE Index 17.32%.

Portfolio Highlights

As of 12/31/2012, the Portfolio’s equity allocation consisted of large cap growth stocks (19.9%), large cap value stocks (20.4%), international stocks (33.7%) and small and mid cap stocks (20.7%).

As of 12/31/2012, the Portfolio’s fixed income allocation consisted of investment grade bonds (5.1%) and high yield bonds (0.2%).

In line with broad market performance, the Portfolio’s holdings in U.S. and international equities offered attractive returns in 2012 as the global economy began to regain its footing, at least fitfully, after the financial crisis of 2008. But the Portfolio’s minimal allocation to bonds, which were very high-quality and relatively short duration, hurt performance, as high-quality bonds sagged and lower-quality issuers rose in response to a perceived reduction in global credit risk.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2012
EQ/Equity 500 Index Portfolio	39.0%
EQ/International ETF Portfolio	21.0
EQ/Global Multi-Sector Equity Portfolio	19.8
EQ/Small Company Index Portfolio	8.9
EQ/Core Bond Index Portfolio	2.6
Multimanager Large Cap Value Portfolio	2.6
Multimanager Mid Cap Value Portfolio	2.4
Multimanager Multi-Sector Bond Portfolio	1.6
Multimanager Mid Cap Growth Portfolio	0.9
Multimanager Aggressive Equity Portfolio	0.7
EQ/PIMCO Ultra Short Bond Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2012 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12
Class A
Actual	$1,000.00	$1,080.70	$3.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	3.05
Class B
Actual	1,000.00	1,080.70	3.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	3.05
Class K
Actual	1,000.00	1,082.10	1.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.38	1.78

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.60%, 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2012

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	97,534	$989,725
EQ/Equity 500 Index Portfolio‡	591,470	14,683,094
EQ/Global Multi-Sector Equity Portfolio‡	600,921	7,443,181
EQ/International ETF Portfolio‡	1,241,226	7,897,629
EQ/PIMCO Ultra Short Bond Portfolio‡	17,655	175,961
EQ/Small Company Index Portfolio‡	343,399	3,334,333
Multimanager Aggressive Equity Portfolio‡	9,052	264,058
Multimanager Large Cap Value Portfolio‡	93,462	975,176

Multimanager Mid Cap Growth Portfolio*‡	33,395	$329,911
Multimanager Mid Cap Value Portfolio‡	92,521	923,758
Multimanager Multi-Sector Bond Portfolio‡	151,445	611,574

Total Investments (99.8%) (Cost $32,717,271)		37,628,400
Other Assets Less Liabilities (0.2%)		63,224

Net Assets (100%)		$37,691,624

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value December 31, 2012	Dividend Income	Realized Gain (Loss)†
EQ/Core Bond Index Portfolio	$840,992	$317,844	$181,176	$989,725	$16,721	$577
EQ/Equity 500 Index Portfolio	13,363,065	3,310,155	3,751,610	14,683,094	280,447	14,391
EQ/Global Multi-Sector Equity Portfolio	5,580,886	2,299,688	1,345,503	7,443,181	120,837	1,406
EQ/International ETF Portfolio	5,902,615	2,738,292	1,346,382	7,897,629	223,874	336,094
EQ/PIMCO Ultra Short Bond Portfolio	—	176,427	—	175,961	1,427	—
EQ/Small Company Index Portfolio	2,568,553	1,125,488	540,334	3,334,333	57,064	194,589
Multimanager Aggressive Equity Portfolio	703,988	219,687	678,095	264,058	1,273	73,306
Multimanager Large Cap Value Portfolio	992,559	257,658	406,958	975,176	14,010	3,374
Multimanager Mid Cap Growth Portfolio	252,579	105,693	69,163	329,911	—	49
Multimanager Mid Cap Value Portfolio	876,257	154,276	227,581	923,758	5,648	1,712
Multimanager Multi-Sector Bond Portfolio	365,407	344,756	112,279	611,574	15,445	267

	$31,446,901	$11,049,964	$8,659,081	$37,628,400	$736,746	$625,765

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2012

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$37,628,400	$—	$37,628,400

Total Assets	$—	$37,628,400	$—	$37,628,400

Total Liabilities	$—	$—	$—	$—

Total	$—	$37,628,400	$—	$37,628,400

There were no transfers between Levels 1 and 2 during the year ended December 31, 2012.

The Portfolio held no derivatives contracts for the year ended December 31, 2012.

Investment security transactions for the year ended December 31, 2012 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,049,964
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,748,829

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,405,550
Aggregate gross unrealized depreciation	(515,859)

Net unrealized appreciation	$4,889,691

Federal income tax cost of investments	$32,738,709

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

ASSETS
Investments at value:
Affiliated Issuers (Cost $32,717,271)	$37,628,400
Cash	196,803
Receivable from Separate Accounts for Trust shares sold	69,014
Dividends, interest and other receivables	12
Other assets	77

Total assets	37,894,306

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	89,521
Payable for securities purchased	58,846
Distribution fees payable - Class B	6,333
Distribution fees payable - Class A	117
Trustees’ fees payable	114
Administrative fees payable	98
Accrued expenses	47,653

Total liabilities	202,682

NET ASSETS	$37,691,624

Net assets were comprised of:
Paid in capital	$36,709,633
Accumulated undistributed net investment income (loss)	14,109
Accumulated undistributed net realized gain (loss) on investments	(3,943,247)
Net unrealized appreciation (depreciation) on investments	4,911,129

Net assets	$37,691,624

Class A
Net asset value, offering and redemption price per share, $556,651 / 63,191 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.81

Class B
Net asset value, offering and redemption price per share, $30,093,192 / 3,414,751 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.81

Class K
Net asset value, offering and redemption price per share, $7,041,781 / 799,415 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.81

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$736,746
Interest	156

Total income	736,902

EXPENSES
Administrative fees	85,641
Distribution fees - Class B	70,932
Custodian fees	68,402
Professional fees	48,843
Investment management fees	35,426
Printing and mailing expenses	5,533
Distribution fees - Class A	1,313
Trustees’ fees	696
Miscellaneous	1,900

Gross expenses	318,686
Less: Waiver from investment advisor	(121,067)
Reimbursement from investment advisor	(1,331)

Net expenses	196,288

NET INVESTMENT INCOME (LOSS)	540,614

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	89,748
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	536,017

Net realized gain (loss)	625,765

Net change in unrealized appreciation (depreciation) on securities (All of change in unrealized appreciation (depreciation) from affiliates)	3,790,616

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,416,381

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,956,995

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2012	2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$540,614	$405,012
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	625,765	501,974
Net change in unrealized appreciation (depreciation) on investments	3,790,616	(2,820,144)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,956,995	(1,913,158)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(7,805)	(7,555)
Class B	(421,704)	(337,100)
Class K†	(115,660)	(86,135)

	(545,169)	(430,790)

Distributions from net realized capital gains
Class A	(8,350)	(27,678)
Class B	(454,046)	(162,677)
Class K†	(105,098)	(9,410)

	(567,494)	(199,765)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,112,663)	(630,555)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 0 and 141,024 shares, respectively ]	—	1,202,395
Capital shares issued in reinvestment of dividends and distributions [ 1,864 and 4,567 shares, respectively ]	16,155	35,233
Capital shares repurchased [ 0 and (729,005) shares, respectively ]	—	(5,901,750	)(y)

Total Class A transactions	16,155	(4,664,122)

Class B
Capital shares sold [ 1,024,851 and 973,273 shares, respectively ]	8,730,003	8,260,275
Capital shares issued in reinvestment of dividends and distributions [ 100,977 and 64,420 shares, respectively ]	875,750	499,777
Capital shares repurchased [ (884,742) and (694,686) shares, respectively ]	(7,564,234)	(5,760,058)

Total Class B transactions	2,041,519	2,999,994

Class K†
Capital shares sold [ 159,432 and 689,905 shares, respectively ]	1,356,049	5,559,457	(y)
Capital shares issued in reinvestment of dividends and distributions [ 25,431 and 12,286 shares, respectively ]	220,758	95,545
Capital shares repurchased [ (87,639) and 0 shares, respectively ]	(756,151)	—

Total Class K transactions	820,656	5,655,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,878,330	3,990,874

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,722,662	1,447,161
NET ASSETS:
Beginning of year	30,968,962	29,521,801

End of year (a)	$37,691,624	$30,968,962

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$14,109	$14,185

† Class K commenced operations on December 1, 2011.

(y)  On December 7, 2011, certain shareholders of the Target 2045 Allocation Portfolio exchanged approximately 683,158 Class A shares for approximately 683,201 Class K shares. This exchange amounted to approximately $5,506,722.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2012	2011		2010	2009		2008
Net asset value, beginning of year	$7.86	$8.49		$7.62	$6.20		$11.16

Income (loss) from investment operations:
Net investment income (loss) (x)	0.13 (e)	(0.01	)(e)†	0.11 (e)	0.22	(e)	0.29	(e)
Net realized and unrealized gain (loss) on investments	1.09	(0.44)		0.91	1.52		(4.86)

Total from investment operations	1.22	(0.45)		1.02	1.74		(4.57)

Less distributions:
Dividends from net investment income	(0.13)	(0.13)		(0.11)	(0.29)		(0.20)
Distributions from net realized gains	(0.14)	(0.05)		(0.04)	(0.03)		(0.19)

Total dividends and distributions	(0.27)	(0.18)		(0.15)	(0.32)		(0.39)

Net asset value, end of year	$8.81	$7.86		$8.49	$7.62		$6.20

Total return	15.49%	(5.30)%		13.46%	28.13%		(41.18)%

Ratios/Supplemental Data:
Net assets, end of year (000's)	$557	$482		$5,475	$4,407		$3,014
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.60%	0.35%		0.35%	0.35%		0.35%
Before waivers and reimbursements (f)	0.95%	0.74%		0.84%	1.33%		1.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f) (x)	1.48%	(0.14)%		1.36%	3.35%		3.40%
Before waivers and reimbursements (f) (x)	1.13%	(0.53)%		0.86%	2.37%		2.12%
Portfolio turnover rate	25%	13%		18%	30%		5%

	Year Ended December 31,
Class B	2012	2011		2010	2009		2008
Net asset value, beginning of year	$7.87	$8.50		$7.62	$6.20		$11.16

Income (loss) from investment operations:
Net investment income (loss) (x)	0.13 (e)	0.10	(e)	0.09 (e)	0.25	(e)	0.24	(e)
Net realized and unrealized gain (loss) on investments	1.08	(0.57)		0.92	1.47		(4.82)

Total from investment operations	1.21	(0.47)		1.01	1.72		(4.58)

Less distributions:
Dividends from net investment income	(0.13)	(0.11)		(0.09)	(0.27)		(0.19)
Distributions from net realized gains	(0.14)	(0.05)		(0.04)	(0.03)		(0.19)

Total dividends and distributions	(0.27)	(0.16)		(0.13)	(0.30)		(0.38)

Net asset value, end of year	$8.81	$7.87		$8.50	$7.62		$6.20

Total return	15.34%	(5.53)%		13.31%	27.80%		(41.33)%

Ratios/Supplemental Data:
Net assets, end of year (000's)	$30,093	$24,966		$24,047	$17,686		$8,696
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.60%	0.60%		0.60%	0.60%		0.60%
Before waivers and reimbursements (f)	0.95%	0.99%		1.09%	1.58	%(c)	1.88	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f) (x)	1.47%	1.22%		1.21%	3.78%		2.71%
Before waivers and reimbursements (f) (x)	1.13%	0.83%		0.71%	2.78%		1.33%
Portfolio turnover rate	25%	13%		18%	30%		5%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2012	December 1, 2011* to December 31, 2011
Net asset value, beginning of period	$7.86	$8.01

Income (loss) from investment operations:
Net investment income (loss) (x)	0.15 (e)	0.17	(e)
Net realized and unrealized gain (loss) on investments	1.09	(0.18)

Total from investment operations	1.24	(0.01)

Less distributions:
Dividends from net investment income	(0.15)	(0.13)
Distributions from net realized gains	(0.14)	(0.01)

Total dividends and distributions	(0.29)	(0.14)

Net asset value, end of period	$8.81	$7.86

Total return (b)	15.79%	(0.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,042	$5,521
Ratio of expenses to average net assets:
After waivers and reimbursements (a) (f)	0.35%	0.35%
Before waivers and reimbursements (a) (f)	0.70%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a) (f) (x).	1.75%	26.13	%(l)
Before waivers and reimbursements (a) (f) (x)	1.41%	25.66	%(l)
Portfolio turnover rate	25%	13%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying portfolios (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying portfolios in which the Portfolio invests.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

Note 1	Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty diversified Portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“AXA FMG” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), and an allocated portion of the Multimanager Technology Portfolio, is provided by multiple investment sub-advisers (each an “Adviser”).

On December 1, 2011, AXA Equitable contributed $10,000 in seed capital into Class K shares of each of the following Portfolios: AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio.

On August 26, 2011, AXA Equitable contributed $10,000 in seed capital into Class K shares of each of the following Portfolios: Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Multi-Sector Bond Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio.

On August 29, 2012, AXA Equitable contributed $10,000 in seed capital into Class K shares of each of the AXA Conservative Allocation Portfolio and the Multimanager Technology Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with certain vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio and Target Allocation Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds within the Trust and EQ Advisors Trust, a separate registered investment company managed by AXA FMG (“EQ Advisors Trust”).

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity or fixed-income markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other portfolios of the Trust and to portfolios of EQ Advisors Trust.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

Multimanager Aggressive Equity Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA FMG), ClearBridge Advisors, LLC, GCIC US Ltd., Marsico Capital Management, LLC (“Marsico”), T. Rowe Price Associates, Inc. and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. On December 12, 2012, Legg Mason Capital Management, LLC was removed as an Adviser to the Portfolio.

Multimanager Core Bond Portfolio (advised by BlackRock Financial Management, Inc., Pacific Investment Management Company LLC (“PIMCO”), and SSgA Funds Management, Inc. (“SSgA FM”)) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager International Equity Portfolio (advised by BlackRock Investment Management, LLC (“BlackRock”), EARNEST Partners, LLC, J.P. Morgan Investment Management Inc., and Marsico) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Large Cap Core Equity Portfolio (advised by AllianceBernstein, Janus Capital Management LLC, and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Large Cap Value Portfolio (advised by AllianceBernstein, Institutional Capital LLC, and MFS Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Mid Cap Growth Portfolio (advised by AllianceBernstein, BlackRock, Franklin Advisers, Inc. and Wellington Management Company, LLP (“Wellington Management”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Mid Cap Value Portfolio (advised by BlackRock, Diamond Hill Capital Management, Inc., Knightsbridge Asset Management LLC and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Multimanager Multi-Sector Bond Portfolio (advised by PIMCO, Post Advisory Group, LLC and SSgA FM) — Seeks to achieve high total return through a combination of current income and capital appreciation.

Multimanager Small Cap Growth Portfolio (advised by BlackRock, Lord Abbett, Morgan Stanley Investment Management Inc., and NorthPointe Capital, LLC) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Small Cap Value Portfolio (advised by BlackRock, Franklin Advisory Services, LLC, Horizon Asset Management LLC and Pacific Global Investment Management Company) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

Multimanager Technology Portfolio (advised by AXA FMG, RCM Capital Management LLC, SSgA FM and Wellington Management) — Seeks to achieve long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities (including securities issued by Exchange Traded Funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data,

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periodic and life caps, the next coupon reset date, and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are valued at their last sale price. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The pricing service may utilize many factors in making evaluations, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depository Receipt (“ADR”) or similar form, are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making valuations.

During the year ended December 31, 2012, each of the Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Multi-Sector Bond Portfolio, and Multimanager Technology Portfolio held forward foreign currency contracts to either enter into exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA FMG (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee,

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established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from AXA FMG.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. Transfers into, or out of, each level are reported using values as of the beginning of the year.

Transfers into, or out of, Level 3 are due to a decline or increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. Level 3 transfers, if any, can be found in the Portfolio of Investments for each respective Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the beginning of the reporting period. Transfers between Level 1 and Level 2 are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2012 is included in the Portfolio of Investments.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net

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asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. The value and percentages, based on Total Investments, of the investments that applied these procedures on December 31, 2012 are as follows:

Portfolios:	Market Value	Percentage of Total Investments
Multimanager International Equity	$522,305,423	86.3%
Multimanager Large Cap Core Equity	14,181,147	2.4%
Multimanager Large Cap Value	12,319,626	1.2%
Multimanager Mid Cap Growth	2,080,457	0.6%
Multimanager Mid Cap Value	3,089,439	0.7%
Multimanager Small Cap Growth	3,979,495	1.0%
Multimanager Small Cap Value	6,247,266	1.2%
Multimanager Technology	26,341,168	4.3%

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

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The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on a Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations, in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICS”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (Multimanager Core Bond declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for losses due to wash sales transactions (on all Portfolios), straddle loss deferrals (Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio and Multimanager Large Cap Value Portfolio) and loss deferral related to affiliated fund of fund investments (AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio). In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2012 and December 31, 2011, were as follows:

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	Year Ended December 31, 2012				Year Ended December 31, 2011
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$21,535,657	$28,260,593	$104,917	$9,384,831	$41,777,124	$39,769,830	$953,429	$11,563,803
AXA Conservative-Plus Allocation	20,604,911	22,585,297	132,175	14,732,713	34,079,961	42,665,670	511,994	11,889,407
AXA Moderate Allocation	99,269,419	98,268,814	1,333,492	89,040,382	176,320,499	241,896,745	2,730,785	66,802,303
AXA Moderate-Plus Allocation	104,048,522	155,601,443	790,322	127,612,127	177,617,689	290,891,515	3,252,932	47,074,553
AXA Aggressive Allocation	31,033,744	40,227,358	584,662	45,558,105	48,493,939	81,777,719	445,896	11,825,356
Multimanager Aggressive Equity	3,390,342	—	—	—	1,521,044	—	191,662	—
Multimanager Core Bond	107,636,612	36,992,116	1,373,747	529,281	126,684,595	75,461,481	29,799,589	8,115,989
Multimanager International Equity	11,210,064	—	60,764	—	15,222,210	—	1,006,374	—
Multimanager Large Cap Core Equity	5,030,420	—	817,592	—	3,481,775	—	114,534	—
Multimanager Large Cap Value	15,027,262	—	1,728	—	14,049,669	—	339,342	—
Multimanager Mid Cap Growth	—	—	—	—	—	—	—	—
Multimanager Mid Cap Value	2,247,068	—	—	—	350,348	—	—	—
Multimanager Multi-Sector Bond	27,813,059	—	58,921	—	68,222,740	—	—	—
Multimanager Small Cap Growth	—	—	—	—	—	—	—	—
Multimanager Small Cap Value	3,910,256	—	—	—	942,394	—	—	—
Multimanager Technology	—	—	—	—	—	—	—	—
Target 2015 Allocation	1,454,770	1,175,303	22,763	825,939	1,527,860	1,051,517	—	642,253
Target 2025 Allocation	1,715,941	1,066,541	6,371	1,113,934	1,579,951	496,858	8,543	987,555
Target 2035 Allocation	1,042,844	888,046	10,699	834,288	919,820	304,654	9,333	791,478
Target 2045 Allocation	593,411	519,252	982	511,742	435,896	194,659	2,789	444,191

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Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed (overdistributed) net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2012 as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA Conservative Allocation	$5,009,939	$(5,009,939)	$—
AXA Conservative-Plus Allocation	4,726,113	(4,726,113)	—
AXA Moderate Allocation	23,618,710	(23,618,710)	—
AXA Moderate-Plus Allocation	26,442,588	(26,442,588)	—
AXA Aggressive Allocation	8,404,258	(8,404,258)	—
Multimanager Aggressive Equity	193,224	4,468,162	(4,661,386)
Multimanager Core Bond	4,773,862	(4,773,862)	—
Multimanager International Equity	(506,812)	506,812	—
Multimanager Large Cap Core Equity	734,664	(563,248)	(171,416)
Multimanager Large Cap Value	17,312	277,895	(295,207)
Multimanager Mid Cap Growth	2,390,646	113,432	(2,504,078)
Multimanager Mid Cap Value	1,895,992	(1,767,676)	(128,316)
Multimanager Multi-Sector Bond	1,437,915	(1,437,915)	—
Multimanager Small Cap Growth	1,994,217	146,295	(2,140,512)
Multimanager Small Cap Value	1,726,014	127,621	(1,853,635)
Multimanager Technology	640,050	106,680	(746,730)
Target 2015 Allocation	66,974	(66,974)	—
Target 2025 Allocation	32,771	(32,771)	—
Target 2035 Allocation	5,751	(5,751)	—
Target 2045 Allocation	4,479	(4,479)	—

Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the period from November 1, 2012 to December 31, 2012, the Portfolios elected to defer until the first business day of 2013 for U.S. Federal income tax purposes capital and net specified losses as stated below:

Portfolios:	Specified Loss	Short-Term Capital Loss	Long-Term Capital Loss
AXA Conservative Allocation	$—	$—	$—
AXA Conservative-Plus Allocation	—	—	—
AXA Moderate Allocation	—	—	—
AXA Moderate-Plus Allocation	—	—	—
AXA Aggressive Allocation	—	—	—
Multimanager Aggressive Equity	—	—	—
Multimanager Core Bond	323,692	—	—
Multimanager International Equity	—	—	—
Multimanager Large Cap Core Equity	97,933	325,234	—
Multimanager Large Cap Value	8,311	—	—
Multimanager Mid Cap Growth	76,942	—	—
Multimanager Mid Cap Value	10,207	—	—
Multimanager Multi-Sector Bond	94,065	—	—
Multimanager Small Cap Growth	39,605	—	—
Multimanager Small Cap Value	65,353	—	—
Multimanager Technology	—	1,163,173	—
Target 2015 Allocation	—	—	—
Target 2025 Allocation	—	—	—
Target 2035 Allocation	—	—	—
Target 2045 Allocation	—	—	—

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December 31, 2012

Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010 may get carried forward indefinitely, and retain their character as short-term and/or long-term. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010, if any, are listed in each Portfolio’s Portfolio of Investments.

Fees Paid Indirectly:

For all Portfolios, the Board has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected in the Statements of Operations.

Securities Lending:

For all Portfolios (except the AXA Allocation Portfolios and Target Allocation Portfolios), the Board has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will generally be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. Cash collateral is invested on behalf of a Portfolio in a manner similar to the Portfolio’s investment of its cash reserves and the Portfolio bears all of the gains and losses on such investment. The net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. None of the Portfolios had any loans outstanding for the period ended December 31, 2012.

Sale-Buybacks:

The Multimanager Core Bond Portfolio and Multimanager Multi-Sector Bond Portfolio entered into financing transactions referred to as ‘sale-buybacks’ during the year ended December 31, 2012. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are

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December 31, 2012

recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. Neither Portfolio had open sale-buybacks at December 31, 2012.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances where, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by a Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, a Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of a Portfolio’s securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to

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risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Each of the Multimanager Aggressive Equity Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio, and Multimanager Small Cap Value Portfolio used futures contracts during the year ended December 31, 2012 to equitize cash, or to increase or decrease the level of equity exposure during periods when market volatility differed from specific thresholds set for each Portfolio. At December 31, 2012, certain Portfolios had entered into exchange-traded long futures contracts. The market value of investments pledged and/or cash pledged to cover margin requirements can be found in the Portfolio of Investments and/or Statement of Assets and Liabilities for each Portfolio. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

Certain Portfolios make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of a Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, the Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

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December 31, 2012

Options Written:

Certain Portfolios write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Recent Accounting Standard:

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a Portfolio’s financial position. This ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Manager believes the adoption of this ASU will not have a material impact on the Portfolios’ financial statements.

Note 2	Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA FMG. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios and the Target Allocation Portfolios) obligates the Manager to, among other things: (i) provide investment management services to the Trust; (ii) search for and select the Advisers for each Portfolio; (iii) monitor each Adviser’s investment programs and results; (iv) review

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December 31, 2012

brokerage matters; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. The Management Agreement for the AXA Allocation Portfolios and the Target Allocation Portfolios obligates the Manager to, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios and the Target Allocation Portfolios; (iii) review brokerage matters; (iv) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board. For the year ended December 31, 2012, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $10 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100%	0.095%	0.090%
AXA Moderate Allocation	0.100%	0.095%	0.090%
AXA Moderate-Plus Allocation	0.100%	0.095%	0.090%
AXA Aggressive Allocation	0.100%	0.095%	0.090%

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Aggressive Equity	0.600%	0.550%	0.525%	0.500%	0.475%
Multimanager International Equity	0.850%	0.800%	0.775%	0.750%	0.725%
Multimanager Large Cap Core Equity	0.700%	0.650%	0.625%	0.600%	0.575%
Multimanager Large Cap Value	0.750%	0.700%	0.675%	0.650%	0.625%
Multimanager Mid Cap Growth	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Mid Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
Multimanager Small Cap Growth	0.850%	0.800%	0.775%	0.750%	0.725%
Multimanager Small Cap Value	0.850%	0.800%	0.775%	0.750%	0.725%
Multimanager Technology	0.950%	0.900%	0.875%	0.850%	0.825%

	(as a percentage of average daily net assets)
Portfolio:	First $500 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Multi-Sector Bond	0.550%	0.525%	0.500%	0.480%	0.470%

	(as a percentage of average daily net assets)
Portfolio:	First $1.25 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Core Bond	0.550%	0.525%	0.500%	0.475%	0.450%

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December 31, 2012

Prior to September 1, 2012, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

	(as a percentage of average daily net assets)
Portfolios:	First $12 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100%	0.095%	0.090%
AXA Moderate Allocation	0.100%	0.095%	0.090%
AXA Moderate-Plus Allocation	0.100%	0.095%	0.090%
AXA Aggressive Allocation	0.100%	0.095%	0.090%

On behalf of the Trust, with the exception of the AXA Allocation Portfolios and Target Allocation Portfolios, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3	Administrative Fees

Pursuant to an administrative agreement, the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. AXA FMG may carry its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays to AXA FMG, as Administrator, an annual fee in accordance with the following schedule:

(i) $32,500 for each AXA Allocation and Target Allocation Portfolio; $32,500 for each Portfolio of the multi-advised Portfolios whose total average annual net assets are less than $5 billion; and

(ii) With respect to all Portfolios except the AXA Allocation Portfolios and the Target Allocation Portfolios (“Multimanager Portfolios”):

0.150% of total average net assets of the Multimanager Portfolios up to and including $15 billion;

0.125% of total average net assets of the Multimanager Portfolios in excess of $15 billion and up to and including $30 billion;

0.100% of total average net assets of the Multimanager Portfolios in excess of $30 billion; and

(iii) With respect to the AXA Allocation Portfolios and Target Allocation Portfolios:

0.150% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios up to and including $15 billion;

0.125% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios in excess of $15 billion and up to and including $20 billion;

0.100% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios in excess of $20 billion.

To be calculated on a per portfolio basis.

Pursuant to a sub-administration agreement with AXA FMG, the Sub-administrator provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

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December 31, 2012

Note 4	Custody Fees

JPMorgan Chase, an affiliate of J.P. Morgan Investor Services Co., serves as custodian of the Trust’s portfolio securities and other assets. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan Chase, JPMorgan Chase maintains cash, securities and other assets of the Portfolios. JPMorgan Chase is also required, upon the order of the Trust, to deliver securities held by JPMorgan Chase, and to make payments for securities purchased by the Trust. JPMorgan Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Concentration of Credit Risk

At December 31, 2012, certain Portfolios maintained significant cash balances or significant foreign currency balances with JPMorgan Chase or its affiliates. The Portfolios are subject to credit risk should JPMorgan Chase or its affiliates be unable to fulfill their obligations.

Note 6	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors”), an indirect wholly-owned subsidiary of AXA Equitable (the “Distributor”) and an affiliate of AXA FMG, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 7	Expense Limitation

The Manager has contractually agreed to make payments or waive its fees to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests (except in the case of the AXA Allocation Portfolios), and extraordinary expenses) through April 30, 2013 (“Expense Limitation Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. AXA FMG may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA FMG has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (Class A and Class B shares would be 0.25% higher due to the annual fee under the Trust’s Distribution Plans) for each Portfolio (except the AXA Allocation Portfolios) are limited to:

Portfolios:
Multimanager Core Bond	0.75%
Target 2015 Allocation	0.35%
Target 2025 Allocation	0.35%
Target 2035 Allocation	0.35%
Target 2045 Allocation	0.35%

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December 31, 2012

The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Distribution Plans) for each AXA Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expense, but inclusive of Underlying Portfolios fees and expenses) are limited to:

Portfolios:
AXA Conservative Allocation	0.75%
AXA Conservative-Plus Allocation	0.85%
AXA Moderate Allocation	0.90%
AXA Moderate-Plus Allocation	0.95%
AXA Aggressive Allocation	1.00%

During the year ended December 31, 2012, the Manager received $1,385,131 in recoupment for all of the Portfolios within the Trust. Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At December 31, 2012, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2013	2014	2015	Total Eligible For Reimbursement
AXA Conservative Allocation	$3,168,426	$2,638,624	$1,620,676	$7,427,726
AXA Conservative-Plus Allocation	1,536,305	1,116,262	383,040	3,035,607
AXA Moderate Allocation	3,485,656	1,102,714	—	4,588,370
Target 2015 Allocation	90,474	78,302	94,504	263,280
Target 2025 Allocation	86,342	65,796	75,099	227,237
Target 2035 Allocation	117,239	98,702	105,127	321,068
Target 2045 Allocation	121,004	124,080	122,398	367,482

During the year ended December 31, 2012, the Manager voluntarily waived Investment Management fees for certain portfolios. These amounts are as follows and are not eligible for recoupment:

Portfolios:	Voluntary Waivers
Multimanager Large Cap Value	$76,944
Multimanager Mid Cap Growth	33,685
Multimanager Mid Cap Value	40,278
Multimanager Small Cap Growth	14,864
Multimanager International Equity	33,769

The AXA Allocation Portfolios and the Target Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA FMG. Therefore, each AXA Allocation Portfolio and Target Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio and Target Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s and Target Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Allocation	0.45% to 0.70%
AXA Conservative-Plus Allocation	0.50% to 0.75%
AXA Moderate Allocation	0.50% to 0.75%

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December 31, 2012

Portfolios:	Range of Expenses
AXA Moderate-Plus Allocation	0.55% to 0.80%
AXA Aggressive Allocation	0.55% to 0.80%
Target 2015 Allocation	0.50% to 0.75%
Target 2025 Allocation	0.50% to 0.75%
Target 2035 Allocation	0.45% to 0.70%
Target 2045 Allocation	0.45% to 0.70%

Note 8	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee. At December 31, 2012, the total amount deferred by the Trustees participating in the Plan was $573,940.

Note 9	Percentage of Ownership by Affiliates

At December 31, 2012, AXA Equitable held investments in each of the Portfolios as follows:

Portfolio:	Percentage of Ownership
AXA Conservative Allocation	0.02%
AXA Conservative-Plus Allocation	—	#
AXA Moderate Allocation	0.02
AXA Moderate-Plus Allocation	—	#
AXA Aggressive Allocation	0.01
Multimanager Aggressive Equity	0.14
Multimanager Core Bond	—	#
Multimanager International Equity	0.02
Multimanager Large Cap Core Equity	0.03
Multimanager Large Cap Value	0.01
Multimanager Mid Cap Growth	0.03
Multimanager Mid Cap Value	0.05
Multimanager Multi-Sector Bond	0.05
Multimanager Small Cap Growth	0.04
Multimanager Small Cap Value	0.04
Multimanager Technology	0.05
Target 2015 Allocation	0.02
Target 2025 Allocation	0.02
Target 2035 Allocation	1.82
Target 2045 Allocation	2.97

#	Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Moderate Growth-Alt 15, All Asset Growth-Alt 20 Portfolio and All Asset Aggressive-Alt 25 (collectively the “All Asset Portfolios”) of the EQ Advisors Trust, also managed by AXA FMG, and the AXA Allocation Portfolios and Target Allocation Portfolios. The following tables represent the percentage of ownership that the All Asset Portfolios, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of December 31, 2012.

	All Asset Moderate Growth-Alt 15	All Asset Growth-Alt 20	All Asset Aggressive-Alt 25
Multimanager Core Bond	—#%	0.37%	—#%

#	Less than 0.005%

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	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/International ETF	1.18%	2.90%	25.61%	37.36%	12.92%
ATM International	1.93	4.17	32.39	46.35	15.16
ATM Large Cap	3.66	5.13	29.10	44.53	17.57
ATM Mid Cap	2.03	6.42	31.06	45.66	14.80
ATM Small Cap	0.52	3.62	27.29	51.55	17.00
EQ/AllianceBernstein Small Cap Growth	0.22	1.33	11.72	20.45	5.66
EQ/AXA Franklin Small Cap Value Core	—	1.21	14.54	27.34	11.33
EQ/BlackRock Basic Value Equity	1.32	1.74	8.69	10.88	3.03
EQ/Boston Advisors Equity Income	2.70	4.04	19.43	22.83	5.10
EQ/Core Bond Index	8.73	5.69	23.93	15.64	1.40
EQ/Davis New York Venture	0.25	0.18	1.42	1.23	—
EQ/GAMCO Small Company Value	0.41	0.80	6.13	7.41	4.10
EQ/Global Bond PLUS	3.36	2.15	9.11	—	—
EQ/Global Multi-Sector Equity	0.50	1.36	8.76	10.51	3.37
EQ/Intermediate Government Bond	10.91	7.09	30.06	20.09	1.73
EQ/International Core PLUS	0.59	1.09	8.78	13.00	4.23
EQ/International Equity Index	0.11	0.27	1.22	4.20	3.36
EQ/International Value PLUS	0.31	0.76	5.94	10.42	6.03
EQ/Large Cap Core PLUS	2.96	4.15	22.60	29.42	10.65
EQ/Large Cap Growth Index	1.52	1.88	8.88	17.01	9.49
EQ/Large Cap Growth PLUS	1.84	2.48	15.61	21.55	7.72
EQ/Large Cap Value PLUS	0.45	0.83	5.50	10.32	5.86
EQ/MFS International Growth	1.34	2.66	19.53	25.81	10.46
EQ/Mid Cap Index	—	0.30	0.90	0.90	0.45
EQ/PIMCO Ultra Short Bond	9.55	6.19	25.92	16.87	1.50
EQ/Small Company Index	—	0.38	2.27	2.27	0.71
Multimanager Core Bond	2.60	1.71	7.36	4.53	0.49
Multimanager International Equity	0.36	1.00	12.69	20.38	4.64
Multimanager Large Cap Core Equity	3.28	3.50	16.45	37.58	15.11
Multimanager Large Cap Value	1.67	2.48	15.36	26.02	14.20
Multimanager Mid Cap Growth	0.74	0.72	3.03	2.41	1.42
Multimanager Mid Cap Value	0.73	1.88	7.66	2.29	1.05
Multimanager Multi-Sector Bond	2.64	1.73	6.65	4.58	0.53
Multimanager Small Cap Growth	0.47	0.54	8.51	27.44	11.48
Multimanager Small Cap Value	—	0.45	2.63	11.12	0.85

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December 31, 2012

	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF	3.96%	6.38%	4.48%	2.98%
EQ/Core Bond Index	0.14	0.11	0.04	0.02
EQ/Equity 500 Index	0.42	0.90	0.70	0.48
EQ/Global Bond PLUS	0.74	0.63	0.23	—
EQ/Global Multi-Sector Equity	0.50	0.77	0.53	0.35
EQ/PIMCO Ultra Short Bond	0.15	0.12	0.04	0.01
EQ/Small Company Index	0.28	0.68	0.56	0.39
Multimanager Aggressive Equity	0.15	0.21	0.07	0.02
Multimanager Large Cap Value	0.28	0.26	0.15	0.09
Multimanager Mid Cap Growth	0.31	0.20	0.12	0.07
Multimanager Mid Cap Value	0.44	0.56	0.23	0.16
Multimanager Multi-Sector Bond	0.95	0.75	0.28	0.05

Note 10	Subsequent Events

The Manager evaluated subsequent events from December 31, 2012, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events.

Note 11	Pending Legal Proceedings

A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Matter”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is managed by the defendants who also manage the portfolios of the Trust, and seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to AXA Equitable and AXA FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants motion to dismiss as it related to the Section 36(b) claim and granted the defendants’ motion as it related to the unjust enrichment claim.

In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA FMG (“Sanford Matter”). The lawsuit was filed derivatively by a group of plaintiffs on behalf of eight portfolios in EQ Advisors Trust, four of which are named in the Sivolella Matter as well as four new portfolios, and seeks recovery under Section 36(b) of the 1940 Act for alleged excessive fees paid to AXA FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Matters, the parties and the court agreed to consolidate the two lawsuits.

No portfolios within the Trust are a party to the Sivolella or Sanford Matters and any potential damages would be the responsibility of the defendants. Therefore, no liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios.

On November 1, 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios, were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune

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December 31, 2012

Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and several of their respective portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

On July 1, 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated a lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suit”). This Retiree Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

On August 24, 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). This Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit, the Retiree Suit, and the Noteholder Suit have each been consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

With respect to the Trust, the Multimanager Large Cap Core Equity Portfolio and the Multimanager Large Cap Value Portfolio are named as defendants in the Noteholder Suit and are also named, along with the Trust, as putative members of the proposed defendant class of shareholders in the Committee’s suit (and named separately in the Committee’s suit, in the event it is not certified as a class action). The amounts paid to the Multimanager Large Cap Core Equity Portfolio and the Multimanager Large Cap Value Portfolio in connection with the public tender offers were approximately $1,768,000 and $3,359,200, respectively.

The lawsuits do not allege any misconduct by the Trust, or its portfolios. Motions to dismiss the suits filed by the Noteholders and the Retirees based on certain limited defenses are currently pending before the United States District Court for the Southern District of New York. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios as the Manager believes a loss is not probable.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

AXA Premier VIP Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting the AXA Premier VIP Trust (as listed in Note 1 to the financial statements and collectively referred to as the “Trust”) at December 31, 2012, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian, transfer agents and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 19, 2013

AXA PREMIER VIP TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2012 (UNAUDITED)

At a meeting held on July 12-13, 2012, the Board of Trustees (the “Board”) of AXA Premier VIP Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), unanimously approved the renewal of the Investment Management Agreements with AXA Equitable Funds Management Group, LLC (“AXA FMG” or the “Manager”) (the “Management Agreements”) and the renewal of the Investment Advisory Agreement(s) (each, an “Advisory Agreement” and together with the Management Agreements, the “Agreements”) with each investment sub-adviser (an “Adviser”) as shown in the table below with respect to the Portfolio(s) listed.

Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolio(s)

AXA Aggressive Allocation Portfolio

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio
(collectively, the “Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio
(collectively, the “Target Allocation Portfolios”)

Management Agreement with AXA FMG

Multimanager Aggressive Equity Portfolio†

Management Agreement with AXA FMG

Advisory Agreement with AllianceBernstein, L.P. (“AllianceBernstein”)

Advisory Agreement with ClearBridge Advisors, LLC

Advisory Agreement with GCIC US Ltd. (formerly, Goodman & Co. NY Ltd.)

Advisory Agreement with Legg Mason Capital Management, LLC

Advisory Agreement with Marsico Capital Management, LLC (“Marsico”)

Advisory Agreement with T. Rowe Price Associates, Inc.

Advisory Agreement with Westfield Capital Management Company, L.P.

Multimanager Core Bond Portfolio†

Management Agreement with AXA FMG

Advisory Agreement with BlackRock Financial Management, Inc.

Advisory Agreement with Pacific Investment Management Company LLC (“PIMCO”)

Advisory Agreement with SSgA Funds Management, Inc. (“SSgA”)

Multimanager International Equity Portfolio†

Management Agreement with AXA FMG

Advisory Agreement with BlackRock Investment Management, LLC (“BlackRock”)

Advisory Agreement with J.P. Morgan Investment Management Inc.

Advisory Agreement with Marsico

Multimanager Large Cap Core Equity Portfolio†	Management Agreement with AXA FMG Advisory Agreement with AllianceBernstein

Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolio(s)
Advisory Agreement with Janus Capital Management LLC Advisory Agreement with Thornburg Investment Management, Inc.

Multimanager Large Cap Value Portfolio†

Management Agreement with AXA FMG

Advisory Agreement with AllianceBernstein

Advisory Agreement with Institutional Capital LLC

Advisory Agreement with Massachusetts Financial Services Company (d/b/a MFS Investment Management)

Multimanager Mid Cap Growth Portfolio†

Management Agreement with AXA FMG

Advisory Agreement with AllianceBernstein

Advisory Agreement with BlackRock

Advisory Agreement with Franklin Advisers, Inc.

Advisory Agreement with Wellington Management Company, LLP (“Wellington”)

Multimanager Mid Cap Value Portfolio†	Management Agreement with AXA FMG Advisory Agreement with BlackRock Advisory Agreement with Diamond Hill Capital Management, Inc. Advisory Agreement with Knightsbridge Asset Management LLC

Multimanager Multi-Sector Bond Portfolio†	Management Agreement with AXA FMG Advisory Agreement with PIMCO Advisory Agreement with Post Advisory Group, LLC Advisory Agreement with SSgA

Multimanager Small Cap Growth Portfolio†

Management Agreement with AXA FMG

Advisory Agreement with BlackRock

Advisory Agreement with Lord, Abbett & Co. LLC

Advisory Agreement with Morgan Stanley Investment Management Inc.

Advisory Agreement with NorthPointe Capital, LLC

Multimanager Small Cap Value Portfolio†

Management Agreement with AXA FMG

Advisory Agreement with BlackRock

Advisory Agreement with Franklin Advisory Services, LLC

Advisory Agreement with Horizon Asset Management LLC

Advisory Agreement with Pacific Global Investment Management Company

Multimanager Technology Portfolio†	Management Agreement with AXA FMG Advisory Agreement with RCM Capital Management LLC Advisory Agreement with SSgA Advisory Agreement with Wellington

†	Collectively, the “Multimanager Portfolios.”

In reaching its decision to renew each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the affected Portfolio and its shareholders. The Board further considered all factors it deemed relevant with respect to each Portfolio, including, as applicable: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Manager, each Adviser and, where applicable, their respective affiliates; (2) the performance of the Portfolio (and, where applicable, each allocated portion of the Portfolio advised by a different Adviser) on both an absolute and a relative basis; (3) the level of the Portfolio’s management fee and, where applicable, sub-advisory fee and the Portfolio’s expense ratios relative to those of peer funds; (4) the costs of the services to be provided by and the profits to be realized by the Manager and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses; and (6) the “fall out” benefits to be realized by the Manager, each Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, each

Adviser and their respective affiliates from their relationships with the Trust). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

With respect to the Multimanager Portfolios, the Board also considered these factors in the context of the overall objectives for the Portfolios, which include the following: (1) to offer a broad array of investment disciplines; (2) to provide over extended market cycles performance that exceeds the performance of the relevant benchmark with lower volatility by combining different investment styles and Advisers within the same discipline; (3) to offer to investors a product that provides access to Advisers that may not otherwise be available to many of the Portfolios’ investors because of those Advisers’ minimum investment amounts; and (4) to provide active oversight of the Advisers through the Manager’s monitoring of compliance with performance, volatility and other stated objectives.

In connection with its deliberations, the Board took into account information furnished throughout the year at regular and special Board meetings, as well as information furnished specifically in connection with the annual renewal process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Portfolio, as well as periodic reports on, among other matters, brokerage allocation and execution; pricing and valuation; and legal, compliance, shareholder and other services provided by the Manager, the Advisers and their respective affiliates; as well as presentations made to the Board by certain Advisers throughout the year. Information furnished and discussed specifically in connection with the annual renewal process included a report prepared by Lipper, Inc. (“Lipper”), an independent organization, regarding each Portfolio, as well as additional material prepared by management regarding each Portfolio. Each Portfolio’s Lipper report compared that Portfolio’s expenses with those of other mutual funds deemed by Lipper to be comparable to the Portfolio. The additional information prepared by management generally included Portfolio-by-Portfolio information showing each Portfolio’s management fees and, where applicable, advisory fees; expense ratios; expense limitation arrangements; investment performance (including performance information prepared by Lipper); and profitability information, including information regarding the profitability of the Manager’s operations on an overall Trust basis, as well as on a Portfolio-by-Portfolio basis. In addition, the Manager and each Portfolio’s Adviser(s) furnished separate materials describing the Portfolio’s investment performance (including the Portfolio’s performance versus benchmark and peers over various time periods), the services provided and the fees charged to the Portfolio, and discussing whether the Portfolio had performed as expected over time and other matters.

The Independent Trustees met in advance of the meeting at which the Board approved the renewal of the Agreements and in executive sessions during the meeting to review the information provided. Management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreements and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions regarding the Agreements. The Independent Trustees were assisted by independent counsel during the meeting and during their deliberations regarding the Agreements, and also received materials discussing the legal standards applicable to their consideration of the Agreements. The Independent Trustees additionally reviewed information and met during the year to discuss information relevant to their annual consideration of the Portfolios’ Agreements.

Although the Board approved the renewal of the Agreements for all of the Portfolios at the same Board meeting, the Board dealt with each Portfolio separately. In approving the renewal of the relevant Agreement(s) with respect to each Portfolio, the Board, including the Independent Trustees, determined that the management fee and, where applicable, advisory fee were fair and reasonable and that the renewal of each Agreement was in the best interests of the affected Portfolio and its shareholders. Although the Board gave attention to all information furnished, the following discusses some of the primary factors that the Board deemed relevant to its decision to renew the Agreements.

Nature, Quality and Extent of Services.  The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its shareholders by the Manager, each Adviser and, where applicable, their respective affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Manager’s and each Adviser’s responsibilities with respect to each Portfolio and the Manager’s and each Adviser’s experience in serving as an investment adviser for the Portfolio(s) and for portfolios and accounts similar to the Portfolio(s) each advises.

With respect to the Manager, the Board considered that the Manager is responsible for, among other things, developing investment strategies for the Portfolios (and the portions thereof); researching, conducting

“due diligence” on, selecting and monitoring the Advisers for the Multimanager Portfolios; overseeing the Advisers’ selection of investments for the Multimanager Portfolios (or the portions thereof); making investment decisions for the Portfolios (or the portions thereof) (including the Allocation Portfolios and Target Allocation Portfolios) that it manages directly; monitoring and evaluating the performance of the Portfolios (or the portions thereof); monitoring the investment operations and composition of the Portfolios (or the portions thereof) and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law; monitoring brokerage selection, commission and other trading costs, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Portfolios among the Advisers and other applicable parties; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Manager’s process for selecting and monitoring the Advisers and its process for making investment decisions for the Portfolios (or portions thereof) that it manages directly, as well as information regarding the backgrounds of the personnel who perform those functions with respect to the Portfolios. The Board also considered that the Manager’s responsibilities include daily monitoring of investment, operational, enterprise, legal, regulatory and compliance risks as they relate to the Portfolios, and considered information regarding the Manager’s process for managing risk.

With respect to the Advisers, the Board considered that each Adviser is responsible for making investment decisions for its allocated portion(s) of the Multimanager Portfolio(s) it sub-advises, subject to the oversight of the Manager; placing with brokers or dealers all orders for the purchase and sale of investments for its allocated portion(s) of the Multimanager Portfolio(s) it sub-advises; and performing related trading functions. The Board also reviewed information regarding each Adviser’s process for making investment decisions for its allocated portion(s) of the Multimanager Portfolio(s) it sub-advises, as well as information regarding the background of each of the Adviser’s portfolio managers who provide services to the Multimanager Portfolios. The Board also considered the general structure of each Adviser’s portfolio management compensation program and whether this structure provides appropriate incentives to act in the best interests of the Multimanager Portfolio(s) that it sub-advises.

The Board also considered, among other factors, periodic reports furnished to the Board regarding the services provided by the Manager, the Advisers and, where applicable, their affiliates. In addition, the Board considered the allocation of Portfolio brokerage, including allocations to brokers affiliated with the Manager or an Adviser, the use of brokerage commissions to pay Portfolio expenses, and the use of “soft” commission dollars to pay for research services. In this regard, the Board also considered the Manager’s and each Adviser’s best execution trading policies, including a report by an independent portfolio trading analytical firm.

The Board also considered the benefits to shareholders of investing in an AXA FMG-sponsored mutual fund, including the benefits of investing in a fund that is part of a large family of funds offering a wide range of Portfolios, Advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Manager and its affiliates provide to the Portfolios and their shareholders. The Board also noted that, throughout the past year, the Manager had undertaken several initiatives intended to improve various aspects of the Trust’s operations and investors’ experience with the AXA FMG-sponsored mutual funds.

The Board also considered strategic and other actions taken by the Manager in response to recent events within the mutual fund industry, including actions taken in response to financial regulatory reform and other regulatory initiatives, including developments outside the United States. The Board also considered actions taken by the Manager and the Advisers in response to recent market conditions, including actions taken in response to increased market volatility, and considered the overall performance of the Manager and the Advisers in this context.

Based on its review, the Board determined that the nature, quality and extent of the overall services provided by the Manager, each Adviser and, where applicable, their respective affiliates were appropriate for the Portfolios in light of their investment objectives and, thus, supported a decision to approve the renewal of the Agreements.

Performance.  As discussed further below, the Board also received and reviewed information regarding each Portfolio’s short-, intermediate- and long-term performance, as available, on both an absolute basis and relative to (i) an appropriate broad-based securities market index (“benchmark”), (ii) a peer group of other mutual funds deemed by Lipper to be comparable to the Portfolio (“Lipper peer group”), and/or (iii) a custom volatility managed index (“VMI”) developed by the Manager and approved by the Board. The performance information generally included, among other information, annual total returns, average annual total returns and rolling period total returns. In evaluating the Portfolios’ performance, the Board generally considered long-term performance to be more important than short-term performance. The Board took into account that the Lipper information reflected the investment performance of Class B shares of each Portfolio. The Board also considered that variations in performance among a Portfolio’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes. The Board factored into its evaluation of each Portfolio’s performance the limitations inherent in Lipper’s methodology for developing and constructing peer groups and determining which mutual funds should be included in which peer groups. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Lipper remained a useful measure of comparative performance.

With respect to the benchmark performance comparisons for the Allocation and the Target Allocation Portfolios, the Board considered Portfolio performance relative to (i) the Barclays Capital U.S. Aggregate Bond Index (the “Aggregate Bond Index”) for those Portfolios with the majority of their assets allocated to fixed income securities, and (ii) the S&P 500 Index for those Portfolios with the majority of their assets allocated to equity securities.

Allocation Portfolios

With respect to the performance of the Allocation Portfolios, each of which is managed by the Manager and invests in a combination of other investment companies, the Board considered, among other things, the performance results and other information described below.

The Board considered that (i) each of the AXA Aggressive Allocation, AXA Conservative-Plus Allocation, AXA Moderate Allocation, and AXA Moderate-Plus Allocation Portfolios had underperformed its Lipper peer group for the one-, three- and five-year periods ended May 31, 2012, and (ii) the AXA Conservative Allocation Portfolio had underperformed its Lipper peer group for the three- and five-year periods ended May 31, 2012, but had outperformed its Lipper peer group for the one-year period ended on that date. The Board also considered that (i) each of the AXA Aggressive Allocation and AXA Moderate-Plus Allocation Portfolios had underperformed the S&P 500 Index for the one-, three- and five-year periods ended May 31, 2012, (ii) each of the AXA Conservative Allocation and AXA Conservative-Plus Allocation Portfolios had underperformed the Aggregate Bond Index for the one-, three- and five-year periods ended May 31, 2012, but the AXA Conservative-Plus Allocation Portfolio’s performance was only slightly below that of the Aggregate Bond Index for the three-year period ended on that date, and (iii) the AXA Moderate Allocation Portfolio had underperformed the S&P 500 Index for the one-, three- and ten-year periods ended May 31, 2012, but had outperformed the S&P 500 Index for the five-year period ended on that date.

The Board factored into its evaluation of each Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a benchmark that consists entirely of equity or debt securities and to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes.

The Board and the Manager discussed the performance of each Allocation Portfolio in detail and, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its Lipper peer group and/or benchmark, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one factor that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations and undertakings provided by the Manager regarding the performance of each Allocation Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its shareholders would benefit from the Manager’s continued management of the Portfolio.

Target Allocation Portfolios

With respect to the performance of the Target Allocation Portfolios, each of which is managed by the Manager and invests in a combination of other investment companies, the Board considered, among other things, the performance results and other information described below.

The Board considered that (i) each of the Target 2015 Allocation and Target 2025 Allocation Portfolios had underperformed its Lipper peer group for the one-, three- and five-year periods ended May 31, 2012, (ii) the Target 2035 Allocation Portfolio had outperformed its Lipper peer group for the one-, three- and five-year periods ended

May 31, 2012, and (iii) the Target 2045 Allocation Portfolio had underperformed its Lipper peer group for the five-year period ended May 31, 2012, but had outperformed its Lipper peer group for the one- and three-year periods ended on that date. The Board also considered that each Portfolio had underperformed the S&P 500 Index for the one-, three- and five-year periods ended May 31, 2012.

The Board factored into its evaluation of each Portfolio’s performance the limitations inherent in comparing the performance of time-weighted asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a benchmark that consists entirely of equity or debt securities and to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes.

The Board and the Manager discussed the performance of each Target Allocation Portfolio in detail and, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its Lipper peer group and/or benchmark, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one factor that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations and undertakings provided by the Manager regarding the performance of each Target Allocation Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its shareholders would benefit from the Manager’s continued management of the Portfolio.

Multimanager Portfolios

With respect to the performance of each Multimanager Portfolio, the Board considered that these Portfolios follow an investment strategy under which each Portfolio’s assets normally are allocated among three or more investment advisers, each of which manages its portion of a Portfolio using a different but complimentary investment strategy, whereby one portion of a Portfolio generally seeks to achieve the total return performance of a particular index, one portion of the Multimanager Technology Portfolio has the ability to invest in exchange-traded funds, and the other portions of a Portfolio are actively managed by an Adviser. The Board also considered that each equity Portfolio (except the Multimanager Technology Portfolio) may employ various volatility management techniques, including the use of futures and options to manage equity exposure. The Board also noted that, for each equity Portfolio (except the Multimanager Technology Portfolio), the Manager had developed and implemented in May 2012 a custom VMI as, among other things, an additional analytical tool to be used in evaluating the Portfolio’s performance, and considered the Manager’s explanation that a comparison of a Portfolio’s performance solely to that of a non-volatility managed benchmark fails to take into account the impact of an integral part of the Portfolio’s investment strategy, particularly during periods of high volatility. The Board generally considered such a Portfolio’s performance relative to its VMI to be more important than its performance relative to its benchmark. In addition, with respect to the Multimanager International Equity Portfolio, the Board generally considered the Portfolio’s performance relative to its VMI-proxy to be more important than its performance relative to its VMI, based primarily on the Manager’s explanation that the VMI-proxy reflects more closely the Portfolio’s investments. In addition, the Board considered the performance of the allocated portions of each Portfolio and whether the performance of the portions allocated to each of the Advisers met the Board’s expectations as to the compatibility of the Advisers’ different investment strategies and styles and the contributions of each to the overall Portfolio strategy and performance. The Board also noted that the funds in each Portfolio’s Lipper peer group may or may not employ an investment strategy similar to the Portfolio’s that includes active and index (and, in the case of the Multimanager Technology Portfolio, ETF) components, as well as (in the case of each equity Portfolio) a tactical volatility management component. The Board evaluated the performance of each Multimanager Portfolio in this context and considered the performance results described below, among other information:

Multimanager Aggressive Equity Portfolio. The Board considered that the Portfolio had underperformed its Lipper peer group for the one-, three-, five- and ten-year periods ended May 31, 2012. The Board also considered that the Portfolio had underperformed its VMI for the one-, three-, five- and ten-year periods ended May 31, 2012.

Multimanager Core Bond Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the one-, three-, five- and ten-year periods ended May 31, 2012. The Board also considered that the Portfolio had outperformed its benchmark for the one-, three- and five-year periods ended May 31, 2012, and its performance was only slightly below that of its benchmark for the ten-year period ended on that date.

Multimanager International Equity Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the three- and ten-year periods ended May 31, 2012, but had outperformed its Lipper peer group for the one- and five-year periods ended on that date. The Board also considered that the Portfolio had underperformed its VMI-proxy for the one-, three- and five-year periods ended May 31, 2012. The Board noted the Manager’s explanation of the impact of fair value pricing of the Portfolio’s securities on performance versus the VMI-proxy and the benchmark.

Multimanager Large Cap Core Equity Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the one-, three-, five- and ten-year periods ended May 31, 2012. The Board also considered that the Portfolio had underperformed its VMI for the one-, three-, five- and ten-year periods ended May 31, 2012.

Multimanager Large Cap Value Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the one-, three-, five- and ten-year periods ended May 31, 2012. The Board also considered that the Portfolio had underperformed its VMI for the one-, three-, five- and ten-year periods ended May 31, 2012.

Multimanager Mid Cap Growth Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the one-, three-, five- and ten-year periods ended May 31, 2012. The Board also considered that the Portfolio had underperformed its VMI for the one-, five- and ten-year periods ended May 31, 2012, but had outperformed its VMI for the three-year period ended on that date.

Multimanager Mid Cap Value Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the one-, three-, five- and ten-year periods ended May 31, 2012. The Board also considered that the Portfolio had underperformed its VMI for the one-, three-, five- and ten-year periods ended May 31, 2012.

Multimanager Multi-Sector Bond Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the one-, three-, five- and ten-year periods ended May 31, 2012. The Board also considered that the Portfolio had underperformed its benchmark for the five- and ten-year periods ended May 31, 2012, but had outperformed its benchmark for the one- and three-year periods ended on that date.

Multimanager Small Cap Growth Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the one-, three-, five- and ten-year periods ended May 31, 2012. The Board also considered that the Portfolio had underperformed its VMI for the one-, three-, five- and ten-year periods ended May 31, 2012.

Multimanager Small Cap Value Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the one-, three-, five- and ten-year periods ended May 31, 2012. The Board also considered that, although the Portfolio had underperformed its VMI for the one-, five- and ten-year periods ended May 31, 2012, its performance was only slightly below that of its VMI for the one-year period, and it had outperformed its VMI for the three-year period ended on that date.

Multimanager Technology Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the five-year period ended May 31, 2012, but had outperformed its Lipper peer group for the one-, three- and ten-year periods ended on that date. The Board also considered that, although the Portfolio had underperformed its benchmark for the one-, three- and five-year periods ended May 31, 2012, its performance was only slightly below that of its benchmark for the three-year period, and it had matched the performance of its benchmark for the ten-year period ended on that date.

The Board and the Manager discussed the performance of each Multimanager Portfolio and each allocated portion thereof in detail. The Board and the Manager also discussed the reasons for a Portfolio’s or an allocated portion’s underperformance for certain periods relative to its Lipper peer group and/or benchmark and/or VMI or VMI-proxy, as applicable, and efforts to improve that Portfolio’s or allocated portion’s performance. In this regard, the Board noted that performance is only one factor that it deems relevant to its consideration of a Portfolio’s Agreements and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s underperformance. Where applicable, the Board also considered steps that the Manager and the Advisers had taken to address a Portfolio’s or an allocated portion’s performance, including any changes or additions to the Advisers or portfolio managers advising a Portfolio, any changes to the investment strategies of a Portfolio and refinements to the volatility management strategy, and the performance results of the Portfolio or allocated portion since the date of such changes.

Based on its review and the explanations and undertakings provided by the Manager and the relevant Advisers regarding the performance of each Multimanager Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its shareholders would benefit from the Manager’s and each Adviser’s continued management of the Portfolio.

Expenses.  The Board considered each Portfolio’s investment management fee and, where applicable, investment advisory fees, in light of the nature, quality and extent of the services provided by the Manager and, where applicable, the relevant Adviser(s). The Board also reviewed a comparative analysis of the contractual and net management fees and expense ratios of each Portfolio compared with those of peer funds selected by Lipper as constituting the Portfolio’s appropriate Lipper expense group. Lipper provides information on each Portfolio’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Portfolio, as well as the Portfolio’s actual management fee and expense ratios in comparison with those of other funds in its expense group. The Lipper investment management fee analysis includes within such fee the separate administrative fees paid to AXA FMG. The Board noted that management had separately provided comparative fee information net of administrative fees. The Board also noted that the funds in each Portfolio’s Lipper peer group may or may not employ multiple and complex strategies like those employed by a number of the Portfolios, particularly the portfolios employing a tactical volatility management strategy. The Lipper expense data was based upon historical information taken from each Portfolio’s annual report for the period ended December 31, 2011, and the Lipper expense ratios are shown for Class A, Class B and Class K shares, as applicable, of the relevant Portfolio. While recognizing the limitations inherent in Lipper’s methodology and that current expense ratios (prior to any applicable expense limitation arrangement) may increase if assets decline, the Board believed that the independent analysis conducted by Lipper remained a useful measure of comparative expenses. The Board also considered that all fees and expenses of each Portfolio are explicitly disclosed in Portfolio offering documents. In addition, with respect to each sub-advised Portfolio, the Board further considered the relative levels of the advisory fee(s) paid to the relevant Adviser(s) and the management fee retained by the Manager, in light of, among other factors, the services provided to the Portfolio by the Manager and the relevant Adviser(s), and the information prepared by management regarding the level of profits realized by the Manager in connection with its operation of the Portfolio.

Allocation Portfolios.  The Board considered that the contractual management fee for each Portfolio was above the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class A and Class B shares of each Portfolio were above, and the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class K shares (as applicable) of each Portfolio were below, the median for the Portfolio’s respective Lipper peer group.

The Board further considered that, although the contractual management fee for each Portfolio and the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class A and Class B shares of each Portfolio were above the medians for the Portfolio’s respective Lipper peer group, the management fee rate schedule for each Portfolio includes breakpoints so that the fee rate is reduced as the assets of the Portfolio increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective management fee would result in corresponding reductions in the Portfolio’s total expense ratios. In this regard, the Board also considered that, after extensive discussions and negotiations with the Manager during the meeting and at executive sessions during the meeting, the Manager had agreed, effective September 1, 2012, to reduce the asset levels at which the fee rates apply in the management fee rate schedule for each Portfolio. In addition, the Board noted that the Manager had agreed to make payments or waive all or a portion of its management, administration and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus. The Board noted that, as a result of these expense limitation arrangements, the actual management fee for each of the AXA Conservative Allocation, AXA Conservative-Plus Allocation and AXA Moderate Allocation Portfolios was lower than the Portfolio’s contractual management fee.

Based on its review, the Board determined, with respect to each Allocation Portfolio, that the Manager’s management fee is fair and reasonable.

Target Allocation Portfolios.  The Board considered that the contractual management fee for each Portfolio was above the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class A (as applicable), Class B and Class K shares of each Portfolio were above the median for the Portfolio’s respective Lipper peer group.

The Board further considered that, although the contractual management fee for each Portfolio and the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class A (as applicable), Class B and Class K shares of each Portfolio were above the medians for the Portfolio’s respective Lipper peer group, the Manager had agreed to make payments or waive all or a portion of its management, administration and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus. The Board noted that, as a result of these expense limitation arrangements, the actual management fee for each Portfolio was lower than the Portfolio’s contractual management fee, and the actual management fee for each of the Target Allocation 2035 and Target Allocation 2045 Portfolios was below the median for the Portfolio’s respective Lipper peer group.

Based on its review, the Board determined, with respect to each Target Allocation Portfolio, that the Manager’s management fee is fair and reasonable.

Multimanager Portfolios.  The Board considered that the contractual management fee for each Portfolio was above (but, for the Multimanager Aggressive Equity Portfolio, within five basis points of) the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios for the Class A and Class B shares of each Portfolio were above (but, for the Multimanager Aggressive Equity Portfolio, within five basis points of) the median for the Portfolio’s respective Lipper peer group, and the actual expense ratios for the Class K shares (as applicable) of each Portfolio were at or below the median for the Portfolio’s respective Lipper peer group. The Board determined, however, that the higher contractual management fees and expense ratios were consistent with the higher costs and greater complexity associated with multi-manager funds and generally with the higher median contractual management fees and expense ratios of other multi-manager funds.

The Board further considered that, although the contractual management fee for each Portfolio and the actual expense ratios for the Class A and Class B shares of each Portfolio were above the medians for the Portfolio’s respective Lipper peer group, the management fee rate schedule for each Portfolio includes breakpoints so that the fee rate is reduced as the assets of the Portfolio increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective management fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board noted that, for the Multimanager Core Bond Portfolio, the Manager had agreed to make payments or waive all or a portion of its management, administration and other fees so that the Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus. In this regard, the Board also considered that, after extensive discussions and negotiations with the Manager during the meeting and at executive sessions during the meeting, the Manager had agreed, effective September 1, 2012, voluntarily to add an expense limitation arrangement for each of the other Multimanager Portfolios.

The Board also examined the advisory fee paid to each Adviser with respect to each Portfolio in light of fees paid by similar portfolios and accounts advised by the Adviser.

Based on its review, the Board determined, with respect to each Multimanager Portfolio, that the Manager’s management fee is fair and reasonable.

Profitability and Costs.  The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Manager and its affiliates, as well as the Manager’s and its affiliates’ profits in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2011, which was the most recent fiscal year for the Manager.

In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Portfolio, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting and other appropriate adjustments, the cost allocation methodology was consistent with that followed in profitability report presentations for the Portfolios made in prior years. In reviewing and discussing such analysis, the Manager discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Portfolio in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as the need to meet additional regulatory and compliance requirements resulting from recently adopted Securities and Exchange Commission rules and other regulatory requirements. In addition, the Board considered information prepared by management comparing the profitability of the Manager on an overall basis as compared to other publicly held asset managers (including asset managers similar to the Manager), broken down to the extent practicable to show profitability from management operations exclusive of distribution expenses and profitability including distribution expenses.

The Board also considered the extent to which the Manager and its affiliates derive ancillary benefits from Portfolio operations, including the following. The Board noted that the Manager also serves as the administrator for the Portfolios, receiving compensation for acting in this capacity. In addition, the Board recognized that AllianceBernstein, an affiliate of the Manager, serves as an Adviser to certain Portfolios and receives advisory fees that are paid by the Manager out of the fees that it earns from those Portfolios. The Board also recognized that AXA Distributors, LLC, also an affiliate of the Manager, serves as the underwriter for the Trust and receives from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class A and Class B shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Manager and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also recognized that the Allocation Portfolios and the Target Allocation Portfolios invest in other portfolios that are managed by the Manager and that may be advised by an Adviser that is an affiliate of the Manager and that these underlying portfolios pay management and administration fees to the Manager, who may in certain cases pay advisory fees to an affiliated Adviser, and pay distribution fees to the Manager’s distribution affiliate. The Board also noted that the Manager’s affiliated insurance companies, as the depositors of the insurance company separate accounts investing in the Portfolios, receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolios are offered as investment options through variable insurance contracts offered and sold by the Manager’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also considered that certain Portfolios are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Manager and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its consideration of the factors above, the Board determined that the level of profits realized by the Manager from providing services to each Portfolio was not excessive in view of the nature, quality and extent of services provided.

With respect to the Multimanager Portfolios, the Manager advised the Board that it does not regard Adviser profitability as meaningful to an evaluation of the Advisory Agreements with the Advisers because the willingness of the Advisers to serve in such capacity depends primarily upon arm’s-length negotiations with the Manager, the Manager generally is aware of the fees charged by the Advisers to other clients, and the Manager believes that the fees agreed upon with the Advisers are reasonable in light of the quality of investment advisory services rendered. The Board accepted the Manager’s explanations in light of the Board’s findings as to the reasonableness of the aggregate investment advisory fees paid by each Portfolio and the fact that each Adviser’s fee is paid by the Manager and not the Portfolio. However, in its consideration of the Advisory Agreements, the Board noted, among other things, that each Adviser may derive ancillary benefits from Portfolio operations. For example, each Adviser, through its position as an Adviser to its Portfolio(s), may engage in soft dollar transactions. The Board received information regarding each Adviser’s procedures for executing portfolio transactions for the allocated portion(s) of the Portfolio(s) it advises and each Adviser’s policies and procedures for selecting brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board considered that each Adviser may be affiliated with registered broker-dealers who may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions must, among other things, be consistent with seeking best execution. The Board also recognized that affiliates of the Advisers may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager’s affiliated insurance companies and that the proceeds of those sales may be invested in the Portfolios.

Economies of Scale.  The Board also considered whether economies of scale are realized by the Manager as the Portfolios grow larger and the extent to which this is reflected in the level of management and administrative fees charged. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with certain Portfolios and their shareholders through management and/or administration fee breakpoints so that as the Portfolios grow in size, their effective fee rates decline. In this connection, the Board considered that, after extensive discussions and negotiations with the Manager during the meeting and at executive sessions during the meeting, the Manager had agreed, effective September 1, 2012, to implement certain fee changes, as described above. The Board also noted that, although the management and administration fees for some Portfolios do not include breakpoints, the Manager was subsidizing certain Portfolios’ expenses by making payments or waiving all or a portion of its management, administration and other fees so that such Portfolios’ total expense ratios do not exceed certain levels as set forth in their prospectuses. In this connection, the Board also considered that, after extensive discussions and negotiations with the Manager during the meeting and at executive sessions during the meeting, the Manager had agreed, effective September 1, 2012, to implement certain expense limitation arrangements, as described above. In addition, the Board considered that the Manager shares economies of scale with the Portfolios in other ways, which may include setting the management or other fees for a Portfolio so that they are priced to scale, which assumes that the Portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the Manager. The Board considered that the effect of this pricing strategy is that the Manager would lose money in the early stages of a Portfolio’s operation (and bear the risk that the Portfolio will never become profitable), while shareholders of the Portfolio receive the benefit of economies of scale that the Manager expects the Portfolio will achieve as it grows. The Board further considered that the Manager shares economies of scale with the Portfolios through reinvestment in, and enhancements to, the services that it and its affiliates provide to the Portfolios and their shareholders, such as hiring additional personnel and providing additional resources in areas relating to management and administration of the Portfolios. Thus, the Board concluded that there was a reasonable sharing of any economies of scale or efficiencies under the management and administration fee schedules at the present time.

Federal Income Tax Information (Unaudited)

For the year ended December 31, 2012, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, and long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
AXA Conservative Allocation	21.82%	$124,483	$1,938,329	$28,260,593
AXA Conservative-Plus Allocation	35.10	273,721	4,252,275	22,585,297
AXA Moderate Allocation	41.43	2,084,925	32,650,248	98,268,814
AXA Moderate-Plus Allocation	59.03	3,063,070	47,892,910	155,601,443
AXA Aggressive Allocation	76.04	1,169,676	17,980,090	40,227,358
Multimanager Aggressive Equity	100.00	—	—	—
Multimanager Core Bond	0.41	—	—	36,992,116
Multimanager International Equity	2.00	1,138,747	19,643,147	—
Multimanager Large Cap Core Equity	100.00	—	—	—
Multimanager Large Cap Value	100.00	—	—	—
Multimanager Mid Cap Growth	—	—	—	—
Multimanager Mid Cap Value	100.00	—	—	—
Multimanager Multi-Sector Bond	—	—	—	—
Multimanager Small Cap Growth	—	—	—	—
Multimanager Small Cap Value	100.00	—	—	—
Multimanager Technology	—	—	—	—
Target Allocation 2015	30.40	12,450	171,072	1,175,303
Target Allocation 2025	48.63	18,816	258,537	1,066,541
Target Allocation 2035	99.55	12,928	177,641	888,046
Target Allocation 2045	70.07	8,551	117,497	519,252

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information.

The Trustees

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York 10104 (54)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, AXA FMG; from September 1999 to present, Senior Vice President, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG; from July 2004 to present, Senior Vice President, MONY Life Insurance Company and MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc., Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited and; from November 2005 to present, Director MONY International Holdings, LLC.	91	None
Independent Trustees
Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (61)	Trustee	From November 2001 to present	Since 2001, President of Weichert Enterprise, LLC, a private equity investment firm.	20	From 2005 to present, director of The Jones Group, Inc.; from 2002 to 2011, director of Cinedigm Digital Cinema Corp.

Name, Address and Age	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (67)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	20	From 2007 to present, Independent Lead Director of The Merger Fund; from 1998 to present, Chairman of Ayco Charitable Foundation.
Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (56)	Lead Independent Trustee	Since March 2010; Trustee from November 2001 to March 2010	From June 2006 to April 2012, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	20	None
Rayman L. Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (65)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	20	None

*	Affiliated with the portfolios’ investment manager and the co-distributors.
**	Each Trustee serves until his or her resignation or retirement.
***	The registered investment companies in the fund complex include EQ Advisors Trust and the Trust.

Qualifications and Experience

In addition to the information set forth in the table above, the following sets forth additional information about the qualifications and experience of each of the Trustees.

Steven M. Joenk — Mr. Joenk has a background in the financial services industry; senior management experience with multiple insurance companies, investment management firms and investment companies; multiple years of service as officer, Trustee and Chairman of the Trust and other registered investment companies.

Gerald C. Crotty — Mr. Crotty has a background in the financial services industry; business management experience, including chief executive and chief operating officer experience, with multiple years of service as a Trustee of the Trust and as a director of publicly-traded operating companies; multiple years of executive experience with a publicly-traded operating company and private equity investment firm; and legal and governmental experience.

Barry Hamerling — Mr. Hamerling has a background in the financial services industry; business management experience, including chief executive officer experience, with multiple years of service as a Trustee of the Trust and another registered investment company; and prior executive experience with a financial consulting firm.

Cynthia R. Plouché — Ms. Plouché has a background in the financial services industry; business management experience with multiple years of service as a Trustee of the Trust; and multiple years of executive experience as a chief investment officer and portfolio manager with investment management firms.

Rayman L. Solomon — Mr. Solomon has a legal and higher education background, including executive management experience as Dean of the Rutgers School of Law — Camden and Associate Dean of Northwestern University School of Law; and multiple years of service as a Trustee of the Trust.

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, or AXA Distributors, LLC. The Trust’s principal officers are:

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (54)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, AXA FMG; from September 1999 to present, Senior Vice President, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG; from July 2004 to present, Senior Vice President, MONY Life Insurance Company and MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc., Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited and; from November 2005 to present, Director MONY International Holdings, LLC.
Brian E. Walsh 1290 Avenue of the Americas New York, New York 10104 (45)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of AXA FMG; from February 2003 to present, Vice President of AXA Financial and AXA Equitable.
Joseph J. Paolo 1290 Avenue of the Americas New York, New York 10104 (42)	Chief Compliance Officer, Vice President and Anti-Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From June 2007 to present, Vice President of AXA Equitable and Chief Compliance Officer of AXA FMG.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (57)	Vice President and Secretary	From November 2001 to present	From June 2012 to present, Executive Vice President and General Counsel of AXA FMG; from May 2011 to present, Senior Vice President and Corporate Counsel of AXA FMG; from February 2011 to present Senior Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Alwi Chan 1290 Avenue of the Americas New York, New York 10104 (37)	Vice President	From June 2007 to present	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of AXA FMG; from May 2011 to present, Vice President of AXA FMG; from February 2007 to present, Vice President, AXA Financial and AXA Equitable;
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (51)	Vice President	From November 2001 to present	From June 2012 to present, Senior Vice President of AXA FMG; from May 2011 to present, Vice President of AXA FMG; from February 2001 to present, Vice President of AXA Financial; from July 2004 to January 2011, a Director of Enterprise Capital Management, Inc.
William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (37)	Vice President and Assistant Secretary	From May 2008 to present	From June 2012 to present, Senior Vice President, Secretary and Associate General Counsel of AXA FMG; from May 2011 to present, Vice President and Associate General Counsel of AXA FMG; from May 2008 to present, Vice President and Counsel of AXA Equitable.

*	Each officer holds a similar position with other funds within the Trust complex.
**	Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Gariel Nahoum, Esq. 1290 Avenue of the Americas, New York, New York 10104 (30)	Vice President and Assistant Secretary	From September 2011 to present	From June 2012 to present, Vice President, Assistant Secretary and Associate General Counsel of AXA FMG; from September 2011 to present, Vice President, Secretary and Counsel of AXA FMG; from August 2011 to present, Counsel of AXA Equitable; from September 2008 to August 2011, Associate, Kramer Levin Naftalis & Frankel LLP; graduate, Hofstra Law School, magna cum laude, May 2008.
Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York 10104 (51)	Vice President	From June 2010 to present	From June 2012 to present, Executive Vice President and Chief Investment Officer of AXA FMG; from May 2011 to June 2012, Senior Vice President of AXA FMG; from September 2011 to present, Senior Vice President of AXA Financial and AXA Equitable; from February 2001 to September 2011, Vice President, AXA Financial and AXA Equitable; from November 2001 to June 2007, Treasurer of the Trust; from December 2002 to June 2007, Chief Financial Officer of the Trust; from July 2004 to January 2011, Director, Enterprise Capital Management, Inc.
Richard Guinnessey 1290 Avenue of the Americas New York, New York 10104 (49)	Vice President	From March 2010 to present	From September 2010 to present Vice President of AXA Equitable; from November 2005 to September 2010 Assistant Vice President of AXA Equitable.
James Kelly 1290 Avenue of the Americas New York, New York 10104 (44)	Controller	From June 2007 to present	From May 2011 to present, Vice President of AXA FMG; from September 2008 to present, Vice President of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Financial and AXA Equitable.
David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (38)	Vice President and Risk Officer	From March 2011 to present	From September 2007 to present, Assistant Vice President and Compliance Risk Manager of AXA Equitable; from August 2005 to present, Associate Compliance Officer, AXA Equitable.
Roselle Ibanga 1290 Avenue of the Americas New York, New York 10104 (34)	Assistant Controller	From February 2009 to present	From February 2009 to present, Assistant Vice President of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable FMG; from October 2007 to December 2008, Second Vice President, New York Life Investments Management, LLC.
Lisa Perrelli 1290 Avenue of the Americas New York, New York 10104 (38)	Assistant Controller	From February 2009 to present	From November 2012 to present, Vice President of AXA Equitable; from September 2008 to November 2012, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of AXA Equitable FMG; from September 2006 to February 2008, Manager of AXA Equitable FMG.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (27)	Assistant Vice President	From March 2012 to present	From February 2009-present, Assistant Compliance Manager AXA Equitable; from June 2007 to February 2009, Operations Associate in Managed Futures Department.
Paul Bianco, CPA 1290 Avenue of the Americas New York, New York 10104 (28)	Assistant Vice President	From March 2012 to present	From December 2010 to present, Compliance Manager, AXA Equitable; from June 2006 to August 2006 and from August 2007-November 2010, Senior Consultant, Protiviti, Inc.
Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (41)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Financial.

*	Each officer holds a similar position with other funds within the Trust complex.
**	Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an “audit committee financial expert” as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees for fiscal year 2012: $827,314 and fiscal year 2011: $590,896

(b)	Audit-Related Fees for fiscal year 2012: $146,542 and fiscal year 2011: $76,425

(c)	Tax Fees for fiscal year 2012: $202,752 and fiscal year 2011: $202,302

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)	All Other Fees for fiscal year 2012: $0 and fiscal year 2011: $0

All other fees include amounts related to review of the registrant’s various regulatory filings.

(e)(1)

The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. With respect to audit fees, the audit committee also pre-approves an additional amount above the pre-approved amount to allow for unanticipated scope extensions and overruns. Any audit amounts in excess of the pre-approved amounts must be approved by the audit committee or its delegate prior to payment. The audit committee chair also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2) None of the services included in (b) – (d) above was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	For fiscal year 2012: $5,687,908

For fiscal year 2011: $6,436,997

(h)	The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed—End Management Investment Companies

Not applicable.

Item 9	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940” Act)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) The Amended and Restated Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
March 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
March 4, 2013

/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
March 4, 2013